UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010
I N V E S T M E N T   U P D A T E

Thomas H. Luster, CFA
Co-Portfolio Manager

Maria C. Cappellano
Co-Portfolio Manager
Economic and Market Conditions
•	During the six months ending April 30, 2010, the U.S. economy continued to strengthen, building on the recovery that began in 2009. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce. Growth was driven by government stimulus, increased business activity and a recovery in consumer spending. During the period, the Federal Reserve (the Fed) left short-term interest rates near zero but began unwinding various emergency programs that were designed to stabilize the financial system during the crisis. Meanwhile, corporate profits rebounded as business activity improved and productivity rose. We also saw the mounting effects of the government’s ongoing stimulus plan, which significantly increased the federal deficit and U.S. Treasury borrowing. Long-term interest rates, which jumped recently, were basically unchanged during the period, while risky assets continued to perform well as credit yield spreads tightened.
•	Less uncertainty and the stirrings of an economic recovery kept the fixed-income markets more stable during the period. In addition to the somewhat improved economic outlook, the spread tightening in mortgage, credit, and money markets (i.e., the difference in yield versus a Treasury bond with a similar maturity) was supported by ongoing efforts from global central banks to normalize spreads and keep credit channels open. The Fed maintained a low Fed Funds rate and continued to implement a variety of measures in coordination with the Treasury in an attempt to ease the financial strain in the markets. The Fed Funds rate target stood at 0% to 0.25% as of April 30, 2010.
Management Discussion
•	We are pleased to announce the following changes since the last annual report for Eaton Vance Combined Money Market Funds, which encompassed Cash Management Fund and Money Market Fund. As of the close of business on February 26, 2010, Money Market Fund merged into Cash Management Fund, which was then renamed U.S. Government Money Market Fund to better reflect the Fund’s investment policies (described below). Effective February 1, 2010, the Fund is co-managed by Thomas H. Luster and Maria C. Cappellano.
•	As of March 1, 2010, a change to the Fund’s investment policies was implemented to provide that it will invest substantially all of its net assets in obligations of the U.S. government and its agencies. Prior to February 27, the Fund invested all of its assets in Cash Management Portfolio and had a policy of investing in high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. government securities and prime commercial paper.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance U.S. Government Money Market Fund as of as of April 30, 2010
F U N D   P E R F O R M A N C E

Performance[1]	Class A	Class B		Class C
Share Class Symbol	EHCXX	EBHXX		ECHXX

Average Annual Total Returns (at net asset value)
Six Months	0.00%	N.A.		N.A.
One Year	0.00	N.A.		N.A.
Five Years	2.69	N.A.		N.A.
Ten Years	2.34	N.A.		N.A.
Life of Fund†	5.71	0.00	††	0.00	††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.00%	N.A.		N.A.
One Year	0.00	N.A.		N.A.
Five Years	2.69	N.A.		N.A.
Ten Years	2.34	N.A.		N.A.
Life of Fund†	5.71	-5.00	††	-1.00	††

†	Inception Dates — Class A: 1/27/75; Class B: 12/7/09; Class C: 12/7/09

††	Performance is cumulative since share class inception.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge were deducted, the returns would be lower. SEC Average Annual Total Returns for Class B reflect the maximum applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class A shares are offered at net asset value.

Current SEC Yield (annualized)[2,3]
For the 7-day period ended 4/30/10

Class A	0.00%
Class B	0.00%
Class C	0.00%

[2]	Past performance is no guarantee of future results. Performance is for the stated time period only; the Fund’s current yield may be lower or higher than the quoted yield. Yield quotation more closely reflects current earnings than quotations of total return. For current yield information, please call 1-800-262-1122.

[3]	The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero.

Total Annual
Operating Expenses[4]	Class A	Class B	Class C

Expense Ratio	0.76%	1.66%	1.66%

[4]	Source: Prospectus dated 3/1/10.
Portfolio Composition
Asset Allocation
By net assets

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. Performance is for the stated time period only; current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance U.S. Government Money Market Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual*
Class A	$1,000.00	$1,000.00	$0.99	***
Class B	$1,000.00	$1,000.00	$0.68	***
Class C	$1,000.00	$1,000.00	$0.68	***

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,023.80	$1.00	***
Class B	$1,000.00	$1,024.00	$0.85	***
Class C	$1,000.00	$1,024.00	$0.85	***

*	Class B and Class C had not commenced operations as of November 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 0.20% for Class A shares, 0.17% for Class B shares and 0.17% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 for Class A (to reflect the one-half year period) and by 145/365 for Class B and Class C (to reflect the period from commencement of operations on December 7, 2009 to April 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009 (December 6, 2009 for Class B and Class C). The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly into the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.20% for Class A shares, 0.17% for Class B shares and 0.17% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009 (December 6, 2009 for Class B and Class C). The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly into the Portfolio.

***	Absent an allocation of expenses to affiliates, expenses would be higher.

3

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Government-Backed Corporate Bonds(1) — 2.0%

Principal Amount
(000’s omitted)	Security	Value

Banks and Money Services — 1.5%

$500	Citigroup, Inc., 0.804%, 12/9/10(2)	$501,678
1,400	Citigroup Funding, Inc., 0.438%, MTN, 7/30/10(2)	1,400,354
1,000	JPMorgan Chase & Co., 2.625%, 12/1/10	1,012,926

		$2,914,958

Diversified Financial Services — 0.5%

$940	General Electric Capital Corp., 0.884%, MTN, 12/9/10(2)	$943,617

		$943,617

Total Government-Backed Corporate Bonds
(amortized cost $3,858,575)		$3,858,575

U.S. Government Agency Obligations — 84.6%

Principal Amount
(000’s omitted)	Security	Value

Federal Home Loan Bank:
$5,000	0.43%, 5/12/10(2)	$5,000,391
5,000	0.31%, 7/9/10(2)	5,001,249
5,000	0.45%, 2/25/11	5,000,000
833	0.50%, 3/7/11	833,333
2,890	1.625%, 3/16/11	2,917,956
2,000	0.57%, 4/13/11	2,000,000
1,000	0.625%, 5/27/11	999,840
999	Discount Note, 0.06%, 5/3/10	998,997
9,014	Discount Note, 0.14%, 5/6/10	9,013,825
3,675	Discount Note, 0.17%, 5/7/10	3,674,896
6,430	Discount Note, 0.165%, 5/12/10	6,429,676
15,000	Discount Note, 0.17%, 5/14/10	14,999,079
15,000	Discount Note, 0.155%, 5/19/10	14,998,837
1,600	Discount Note, 0.17%, 5/19/10	1,599,864
873	Discount Note, 0.15%, 5/21/10	872,927
4,039	Discount Note, 0.17%, 6/4/10	4,038,352
578	Discount Note, 0.17%, 6/25/10	577,850
2,180	Discount Note, 0.30%, 10/1/10	2,177,220

		$81,134,292

Federal Home Loan Mortgage Corp.:
$5,000	Discount Note, 0.15%, 5/10/10	$4,999,812
2,933	Discount Note, 0.17%, 5/18/10	2,932,765
2,400	Discount Note, 0.18%, 5/19/10	2,399,784
45,000	Discount Note, 0.205%, 6/14/10	44,988,725
2,500	Discount Note, 0.19%, 8/17/10	2,498,575
4,214	Discount Note, 0.22%, 8/23/10	4,211,064
2,500	Discount Note, 0.20%, 8/27/10	2,498,361
2,500	Discount Note, 0.21%, 9/1/10	2,498,206
5,000	Discount Note, 0.32%, 11/16/10	4,991,156

		$72,018,448

Federal National Mortgage Association:
$1,100	Discount Note, 0.18%, 5/25/10	$1,099,868
2,600	Discount Note, 0.16%, 5/26/10	2,599,711
2,500	Discount Note, 0.17%, 6/2/10	2,499,622
1,300	Discount Note, 0.18%, 6/9/10	1,299,747
1,659	Discount Note, 0.29%, 9/15/10	1,657,169

		$9,156,117

Total U.S. Government Agency Obligations
(amortized cost $162,308,857)		$162,308,857

U.S. Treasury Obligations — 15.1%

Principal Amount
(000’s omitted)	Security	Value

$9,000	U.S. Treasury Bill, 0.14%, 5/13/10	$8,999,580
20,000	U.S. Treasury Bill, 0.151%, 6/24/10	19,995,470

Total U.S. Treasury Obligations
(amortized cost $28,995,050)		$28,995,050

Total Investments — 101.7%
(amortized cost $195,162,482)(3)		$195,162,482

Other Assets, Less Liabilities — (1.7)%		$(3,255,911)

Net Assets — 100.0%		$191,906,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN - Medium-Term Note

(1)	Bonds are guaranteed by the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program. The program provides for the payment of principal and interest by the FDIC in the event of default by the issuer through the earlier of the maturity date of the bond or December 31, 2012, the expiration date of the program.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(3)	Cost for federal income taxes is the same.

See notes to financial statements

4

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at amortized cost	$195,162,482
Cash	831
Receivable for Fund shares sold	445,946
Interest receivable	29,813

Total assets	$195,639,072

Liabilities

Payable for investments purchased	$999,840
Payable for Fund shares redeemed	2,559,566
Payable to affiliates:
Due to investment adviser	90,308
Trustees’ fees	4,292
Accrued expenses	78,495

Total liabilities	$3,732,501

Net Assets	$191,906,571

Sources of Net Assets

Paid-in capital	$192,112,005
Accumulated net realized loss	(205,434)

Total	$191,906,571

Class A Shares

Net Assets	$140,466,592
Shares Outstanding*	140,705,714
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class B Shares

Net Assets	$45,530,472
Shares Outstanding*	45,530,078
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class C Shares

Net Assets	$5,909,507
Shares Outstanding*	5,909,155
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

*	Shares of beneficial interest have no par value and unlimited authorization.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest	$58,914
Interest income allocated from Portfolio	112,878
Expenses allocated from Portfolio	(112,878)

Total investment income	$58,914

Expenses

Investment adviser fee	$169,379
Distribution and service fees
Class B	82,993
Class C	12,746
Trustees’ fees and expenses	250
Custodian fee	24,844
Transfer and dividend disbursing agent fees	78,160
Legal and accounting services	22,185
Printing and postage	12,583
Registration fees	34,555
Miscellaneous	3,574

Total expenses	$441,269

Deduct —
Waiver of fees and reimbursement of expenses by affiliates	$382,388

Total expense reductions	$382,388

Net expenses	$58,881

Net investment income	$33

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$980
Investment transactions allocated from Portfolio	20,925

Net realized gain	$21,905

Net increase in net assets from operations	$21,938

See notes to financial statements

5

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$33	$561,422
Net realized gain from investment transactions	21,905	317,026

Net increase in net assets from operations	$21,938	$878,448

Distributions to shareholders —
From net investment income
Class A(1)	$(29)	$(533,136)
Class B	(4)	—
Tax return of capital	—	(28,286)

Total distributions to shareholders	$(33)	$(561,422)

Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares
Class A(1)	$135,637,966	$362,492,912
Class B	2,912,482	—
Class C	9,862,533	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A(1)	19	379,523
Class B	1	—
Cost of shares redeemed
Class A(1)	(185,149,942)	(527,122,806)
Class B	(8,354,515)	—
Class C	(3,953,378)	—
Net asset value of shares exchanged
Class A	11,373,254	—
Class B	(11,373,254)	—
Issued in connection with tax-free reorganization (see Note 9)
Class B	62,345,364	—

Net increase (decrease) in net assets from Fund share transactions	$13,300,530	$(164,250,371)

Net increase (decrease) in net assets	$13,322,435	$(163,933,345)

Net Assets

At beginning of period	$178,584,136	$342,517,481

At end of period	$191,906,571	$178,584,136

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.

See notes to financial statements

6

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A(1)
	Six Months Ended		Year Ended October 31,					Year Ended December 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009		2008	October 31, 2007(2)		2006		2005

Net asset value — Beginning of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income(3)	$0.000	(4)	$0.002		$0.030	$0.040		$0.043		$0.024

Less Distributions

From net investment income	$0.000	(4)	$(0.002)		$(0.030)	$(0.040)		$(0.043)		$(0.024)
Tax return of capital	—		(0.000	)(4)	—	—		—		—

Total distributions	$0.000		$(0.002)		$(0.030)	$(0.040)		$(0.043)		$(0.024)

Net asset value — End of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Total Return(5)	0.00	%(6)(7)	0.17%		3.02%	4.04	%(6)	4.40	%(8)	2.48	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$140,467		$178,584		$342,517	$174,122		$119,983		$94,969
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	0.20	%(11)(12)	0.58	%(12)	0.58%	0.62	%(11)	0.75%		0.80%
Net investment income	0.00	%(7)(11)	0.23%		2.90%	4.82	%(11)	4.32%		2.46%

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.

(2)	For the ten months ended October 31, 2007. The Fund changed its fiscal year-end from December 31 to October 31.

(3)	Computed using average shares outstanding.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Amount is less than 0.005%.

(8)	During the years ended December 31, 2006 and 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and 2005.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly into the Portfolio.

(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(11)	Annualized.

(12)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.52% and 0.18% of average daily net assets for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively). Absent this waiver and reimbursement total return would have been lower.

See notes to financial statements

7

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Period Ended
	April 30, 2010(1)

Net asset value — Beginning of period	$1.000

Income (Loss) From Operations

Net investment income(2)	$0.000	(3)

Less Distributions

From net investment income	$0.000	(3)

Total distributions	$0.000

Net asset value — End of period	$1.000

Total Return(4)	$0.00	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,530
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.17	%(9)(10)
Net investment income	0.00	%(6)(9)

(1)	For the period from commencement of operations, December 7, 2009, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly into the Portfolio.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.42% of average daily net assets for the period ended April 30, 2010). Absent this waiver, total return would have been lower.

See notes to financial statements

8

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Period Ended
	April 30, 2010(1)

Net asset value — Beginning of period	$1.000

Income (Loss) From Operations

Net investment income(2)	$0.000	(3)

Net asset value — End of period	$1.000

Total Return(4)	$0.00	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,910
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.17	%(9)(10)
Net investment income	0.00	%(6)(9)

(1)	For the period from commencement of operations, December 7, 2009, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly into the Portfolio.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.42% of average daily net assets for the period ended April 30, 2010). Absent this waiver, total return would have been lower.

See notes to financial statements

9

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance U.S. Government Money Market Fund (formerly, Eaton Vance Cash Management Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Prior to February 27, 2010, the Fund invested all of its investable assets in interests in Cash Management Portfolio (the Portfolio), a New York trust managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), having the same investment objective and policies as the Fund. As of the close of business on February 26, 2010, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio (see Note 9). As of March 1, 2010, the Fund invests directly in securities. The Fund offers three classes of shares. The Fund’s shares outstanding as of the close of business on December 4, 2010 and prior to the offering of additional share classes, were designated as Class A shares. Class A shares are sold at net asset value with no front-end sales charge. Class B and Class C shares are only offered in exchange for Class B and Class C shares, respectively, of other Eaton Vance funds. Class B and Class C shares are offered at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to February 27, 2010, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $227,339 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016.

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

10

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and at reduced rates as net assets equal or exceed that level, and is payable monthly. Prior to February 27, 2010 when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended April 30, 2010, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $274,045 and the adviser fee paid by the Fund amounted to $169,379. For the six months ended April 30, 2010, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.50% (annualized) of the Fund’s average daily net assets. BMR has voluntarily undertaken to waive fees or reimburse expenses of the Fund (and prior to February 27, 2010, of the Portfolio) to the extent necessary to maintain a yield of not less than zero. For the six months ended April 30, 2010, BMR waived investment adviser fees and reimbursed expenses of the Fund of $286,649. The Fund’s distributor also waived its fees (see Note 4). EVM serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $3,344 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also receives distribution and service fees from Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

11

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Distribution Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. On issuance of Class B and Class C shares of the Fund in exchange for shares of an Eaton Vance fund, the respective class will assume a portion of the Uncovered Distribution Charges associated with the shares so exchanged. Uncovered Distribution Charges are generally equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by an Eaton Vance fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. For the six months ended April 30, 2010, the Fund accrued to EVD $69,160 and $10,622 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares, all of which were voluntarily waived by EVD. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $14,359,000 and $437,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets for Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees accrued for the six months ended April 30, 2010 amounted to $13,833 and $2,124 for Class B and Class C shares, respectively, all of which were waived by EVD.

5   Contingent Deferred Sales Charges

Class B and Class C shares are subject to a contingent deferred sales charge (CDSC) at the original CDSC rate that such shares were subject to prior to their exchange into the Fund. A CDSC generally is imposed on redemptions of Class B shares made within three to six years of purchase, depending on the fund from which shares were exchanged, at declining rates that begin at 5% and 3%, respectively. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class B and Class C shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, including maturities, and other than investments acquired in the transfer of assets from the Portfolio as described below, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$2,916,393
U.S. Government and Agency Securities	1,328,923,480

$1,331,839,873

Sales

Investments (non-U.S. Government)	$—
U.S. Government and Agency Securities	1,329,938,857

$1,329,938,857

Increases and decreases in the Fund’s investment in the Portfolio for the period from November 1, 2009 through February 26, 2010 were $70,251,287 and $238,424,175, respectively. Included in decreases is $157,294,661, representing the Fund’s interest in the Portfolio as of the close of business on February 26, 2010, which was exchanged for cash and securities of the Portfolio on that date having the same cost and value.

7   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available

12

Eaton Vance U.S. Government Money Market Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Descriptions	(Level 1)	(Level 2)	(Level 3)	Total

Government-Backed Corporate Bonds	$—	$3,858,575	$—	$3,858,575
U.S. Government Agency Obligations	—	162,308,857	—	162,308,857
U.S. Treasury Obligations	—	28,995,050	—	28,995,050

Total	$—	$195,162,482	$—	$195,162,482

9   Reorganization

As of the close of business on February 26, 2010, the Fund acquired the net assets of Eaton Vance Money Market Fund (Money Market Fund) pursuant to a plan of reorganization approved by the Trustees of the Trust. The acquisition was accomplished by a tax-free exchange of 62,345,364 shares of Class B of the Fund (valued at $62,345,364) for the same number of shares of the Money Market Fund, each outstanding on February 26, 2010. Money Market Fund’s investment in the Portfolio, with a fair value (and identified cost) of $62,450,436 was the principal asset acquired by the Fund. The aggregate net assets of the Fund immediately before the acquisition were $156,915,818. The net assets of Money Market Fund at that date of $62,345,364 were combined with those of the Fund, resulting in combined net assets of $219,261,182.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended April 30, 2010 are as follows:

Net investment loss	$(9,293)

Net realized gains	$31,226

Net increase in net assets from operations	$21,933

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Money Market Fund that have been included in the Fund’s Statement of Operations since February 27, 2010.

10   Name Change

Effective March 1, 2010, the name of the Eaton Vance U.S. Government Money Market Fund was changed from Eaton Vance Cash Management Fund. The name change was made in connection with a change to the Fund’s investment policies to provide that it will invest substantially all of its net assets in obligations of the U.S. Government and its agencies and instrumentalities.

13

Eaton Vance U.S. Government Money Market Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

14

Eaton Vance U.S. Government Money Market Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance U.S. Government Money Market Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

15

Eaton Vance U.S. Government Money Market Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

16

Eaton Vance U.S. Government Money Market Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

17

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Investment Adviser of Eaton Vance U.S. Government Money Market Fund
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance U.S. Government Money Market Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

131-6/10	MMSRC

Seminnual Report April 30, 2010 EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Duncan W. Richardson, CFA
Portfolio Manager
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally, in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%.[1]

•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China, and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.

•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large- and mid-cap counterparts, although all three groups had strong returns. The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.
Management Discussion
•	Against this backdrop, the Fund[2] underperformed its benchmark, the Russell 3000 Index (the Index), for the six months ending
April 30, 2010, as well as the average return of funds within its peer group — the Lipper Multi-Cap Core Classification. While the
Fund’s short-term standing (for Class A shares) within its Lipper peer category was disappointing, its stronger longer-term record remained intact (as illustrated by the table on page 2).

•	The Fund’s performance is a function of the performance of the underlying Portfolios in which it invests, as well as its allocation among these Portfolios. The Fund’s overweighting versus the Index in smid-cap stocks over large-caps was beneficial to the Fund’s relative performance, but its emphasis of growth stocks detracted.

•	Relative to the Index, which has no exposure to international stocks, the Fund’s performance was negatively impacted by exposure to its underlying international equity portfolio. International stocks, as measured by the MSCI Europe, Australasia and Far East Index, significantly underperformed their U.S. counterparts, as measured by the S&P 500 Index, for the six-month period. Although the Fund’s allocation was pared back over the period, its continued sizeable weighting in international stocks detracted from performance.

Total Return Performance
10/31/09 – 4/30/10

Class A3	14.33%
Class B3	13.98
Class C3	13.92
Russell 3000 Index[1]	17.64
Lipper Multi-Cap Core Funds Average[1]	16.13
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests all of its investable assets in seven separate registered investment companies (Portfolios) managed by Eaton Vance Management or its affiliates.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010
INVESTMENT UPDATE
•	In April 2010, management made several changes to the Fund’s target allocations. Relative to the Fund’s allocation at October 31, 2009, the new targets reflected an increase of approximately 1.5% each to Tax-Managed Growth Portfolio and Tax-Managed Value Portfolio, and subsequent decreases of approximately 1% from Tax-Managed International Equity Portfolio and 2% from Tax-Managed Small-Cap Portfolio.

•	We continue to believe that the Fund’s multi-cap and multi-style asset exposure can provide investors with diversification and the potential for lower volatility. In allocating the Fund’s assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner.

•	As always, I would like to thank my fellow shareholders for their continued confidence and participation in the Fund.
Lipper Quintile Rankings1
By total return as of 4/30/10
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND, CLASS A
LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION

Period	Quintile	Ranking
1 Year	3rd	444 of 812 funds
3 Years	2nd	266 of 700 funds
5 Years	1st	102 of 559 funds

[1]	Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.
Fund Composition
Current Allocations2
By net assets

[2]	As a percentage of the Fund’s net assets as of 4/30/10. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-262-1122 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EAEAX	EBEAX	ECEAX

Average Annual Total Returns (at net asset value)

Six Months	14.33%	13.98%	13.92%
One Year	38.12	37.13	37.02
Five Years	5.09	4.32	4.31
Life of Fund†	4.40	3.66	3.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	7.78%	8.98%	12.92%
One Year	30.14	32.13	36.02
Five Years	3.85	3.98	4.31
Life of Fund†	3.65	3.66	3.63

†	Inception Date – Class A, Class B and Class C: 3/4/02

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.44%	2.19%	2.19%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	38.12%	5.09%	4.40%
Return After Taxes on Distributions	37.94	4.69	4.16
Return After Taxes on Distributions and Sale of Fund Shares	25.00	4.41	3.84
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	30.14%	3.85%	3.65%
Return After Taxes on Distributions	29.97	3.45	3.41
Return After Taxes on Distributions and Sale of Fund Shares	19.80	3.33	3.17
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	37.13%	4.32%	3.66%
Return After Taxes on Distributions	37.10	3.98	3.45
Return After Taxes on Distributions and Sale of Fund Shares	24.19	3.76	3.19
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	32.13%	3.98%	3.66%
Return After Taxes on Distributions	32.10	3.64	3.45
Return After Taxes on Distributions and Sale of Fund Shares	20.94	3.46	3.19
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	37.02%	4.31%	3.63%
Return After Taxes on Distributions	36.96	3.96	3.41
Return After Taxes on Distributions and Sale of Fund Shares	24.13	3.75	3.16
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	36.02%	4.31%	3.63%
Return After Taxes on Distributions	35.96	3.96	3.41
Return After Taxes on Distributions and Sale of Fund Shares	23.48	3.75	3.16
Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,143.30	$7.49
Class B	$1,000.00	$1,139.80	$11.46
Class C	$1,000.00	$1,139.20	$11.46

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.05
Class B	$1,000.00	$1,014.10	$10.79
Class C	$1,000.00	$1,014.10	$10.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41% for Class A shares, 2.16% for Class B shares and 2.16% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects expenses of both the Fund and the Portfolios.

5

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $142,529,167)	$133,606,120
Investment in Tax-Managed Value Portfolio, at value (identified cost, $81,590,132)	125,242,596
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $64,914,662)	83,520,169
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $46,328,115)	61,028,603
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $28,029,028)	40,421,895
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $37,730,510)	47,992,030
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $31,589,121)	41,239,837
Receivable for Fund shares sold	732,803

Total assets	$533,784,053

Liabilities

Payable for Fund shares redeemed	$1,985,570
Payable to affiliates:
Investment adviser fee	47,863
Distribution and service fees	275,618
Administration fee	66,534
Trustees’ fees	42
Accrued expenses	169,836

Total liabilities	$2,545,463

Net Assets	$531,238,590

Sources of Net Assets

Paid-in capital	$501,586,590
Accumulated net realized loss from Portfolios	(69,206,133)
Accumulated distributions in excess of net investment income	(1,482,382)
Net unrealized appreciation from Portfolios	100,340,515

Total	$531,238,590

Class A Shares

Net Assets	$269,570,864
Shares Outstanding	21,559,902
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.50
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.26

Class B Shares

Net Assets	$60,696,073
Shares Outstanding	5,063,363
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.99

Class C Shares

Net Assets	$200,971,653
Shares Outstanding	16,839,007
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolios (net of foreign taxes, $161,238)	$4,299,291
Interest allocated from Portfolios	9,341
Securities lending income allocated from Portfolios, net	545
Miscellaneous income	5,993
Expenses allocated from Portfolios	(1,972,106)

Net investment income	$2,343,064

Expenses

Investment adviser fee	$285,751
Administration fee	388,589
Distribution and service fees
Class A	326,114
Class B	311,769
Class C	974,368
Trustees’ fees and expenses	250
Custodian fee	26,654
Transfer and dividend disbursing agent fees	241,078
Legal and accounting services	35,162
Printing and postage	30,381
Registration fees	32,810
Miscellaneous	6,079

Total expenses	$2,659,005

Net investment loss	$(315,941)

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$18,792,520
Foreign currency transactions	89,975

Net realized gain	$18,882,495

Change in unrealized appreciation (depreciation) —
Investments	$50,170,182
Foreign currency	(23,657)

Net change in unrealized appreciation (depreciation)	$50,146,525

Net realized and unrealized gain	$69,029,020

Net increase in net assets from operations	$68,713,079

See notes to financial statements

6

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income (loss)	$(315,941)	$2,267,383
Net realized gain (loss) from investment and foreign currency transactions and capital gain distributions received	18,882,495	(65,229,068)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	50,146,525	103,785,845

Net increase in net assets from operations	$68,713,079	$40,824,160

Distributions to shareholders —
From net investment income
Class A	$(2,352,778)	$(1,356,903)
Class B	(123,043)	—
Class C	(524,975)	—

Total distributions to shareholders	$(3,000,796)	$(1,356,903)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,625,741	$48,090,646
Class B	1,446,761	4,332,602
Class C	10,341,746	34,207,297
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,075,614	1,152,422
Class B	108,332	—
Class C	428,515	—
Cost of shares redeemed
Class A	(32,979,526)	(84,176,234)
Class B	(6,516,893)	(19,053,766)
Class C	(21,663,225)	(57,364,107)
Net asset value of shares exchanged
Class A	3,782,816	6,126,460
Class B	(3,782,816)	(6,126,460)

Net decrease in net assets from Fund share transactions	$(33,132,935)	$(72,811,140)

Net increase (decrease) in net assets	$32,579,348	$(33,343,883)

Net Assets

At beginning of period	$498,659,242	$532,003,125

At end of period	$531,238,590	$498,659,242

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,482,382)	$1,834,355

See notes to financial statements

7

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$11.030		$10.000	$16.900	$14.040		$12.100	$10.790

Income (Loss) From Operations

Net investment income(1)	$0.015		$0.074	$0.102	$0.146	(2)	$0.053	$0.018
Net realized and unrealized gain (loss)	1.559		1.011	(6.018)	3.110		2.201	1.292

Total income (loss) from operations	$1.574		$1.085	$(5.916)	$3.256		$2.254	$1.310

Less Distributions

From net investment income	$(0.104)		$(0.055)	$(0.156)	$—		$—	$—
From net realized gain	—		—	(0.828)	(0.396)		(0.314)	—

Total distributions	$(0.104)		$(0.055)	$(0.984)	$(0.396)		$(0.314)	$—

Net asset value — End of period	$12.500		$11.030	$10.000	$16.900		$14.040	$12.100

Total Return(3)	14.33	%(4)	10.98%	(37.07)%	23.71%		18.96%	12.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$269,571		$250,372	$258,039	$374,979		$247,710	$169,704
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.41	%(7)	1.44%	1.36%	1.35%		1.40%	1.43	%(8)
Net investment income	0.25	%(7)	0.78%	0.72%	0.96	%(2)	0.41%	0.15%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	3%	1%	2%		1%	1%
Portfolio Turnover of Tax-Managed Value Portfolio	17	%(4)	82%	84%	14%		26%	40%
Portfolio Turnover of Tax-Managed International Equity Portfolio	15	%(4)	57%	34%	23%		25%	39%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	98	%(4)	205%	283%	157%		181%	217%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	12	%(4)	42%	40%	38%		55%	53%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	43	%(4)	95%	93%	78%		99%	223%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	17	%(4)	66%	103%	80%		49%	24%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.029 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended October 31, 2005).

See notes to financial statements

8

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.540		$9.570	$16.210	$13.570		$11.800	$10.600

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.028)		$0.022	$(0.004)	$0.029	(2)	$(0.042)	$(0.068)
Net realized and unrealized gain (loss)	1.500		0.948	(5.775)	3.007		2.126	1.268

Total income (loss) from operations	$1.472		$0.970	$(5.779)	$3.036		$2.084	$1.200

Less Distributions

From net investment income	$(0.022)		$—	$(0.033)	$—		$—	$—
From net realized gain	—		—	(0.828)	(0.396)		(0.314)	—

Total distributions	$(0.022)		$—	$(0.861)	$(0.396)		$(0.314)	$—

Net asset value — End of period	$11.990		$10.540	$9.570	$16.210		$13.570	$11.800

Total Return(3)	13.98	%(4)	10.14%	(37.56)%	22.89%		17.98%	11.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,696		$61,375	$78,618	$154,094		$139,586	$123,431
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.16	%(7)	2.19%	2.11%	2.10%		2.15%	2.18	%(8)
Net investment income (loss)	(0.50	)%(7)	0.24%	(0.03)%	0.20	%(2)	(0.33)%	(0.59)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	3%	1%	2%		1%	1%
Portfolio Turnover of Tax-Managed Value Portfolio	17	%(4)	82%	84%	14%		26%	40%
Portfolio Turnover of Tax-Managed International Equity Portfolio	15	%(4)	57%	34%	23%		25%	39%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	98	%(4)	205%	283%	157%		181%	217%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	12	%(4)	42%	40%	38%		55%	53%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	43	%(4)	95%	93%	78%		99%	223%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	17	%(4)	66%	103%	80%		49%	24%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.01%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended October 31, 2005).

See notes to financial statements

9

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.500		$9.530	$16.180	$13.550		$11.780	$10.580

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.028)		$0.018	$(0.004)	$0.031	(2)	$(0.043)	$(0.068)
Net realized and unrealized gain (loss)	1.488		0.952	(5.761)	2.995		2.127	1.268

Total income (loss) from operations	$1.460		$0.970	$(5.765)	$3.026		$2.084	$1.200

Less Distributions

From net investment income	$(0.030)		$—	$(0.057)	$—		$—	$—
From net realized gain	—		—	(0.828)	(0.396)		(0.314)	—

Total distributions	$(0.030)		$—	$(0.885)	$(0.396)		$(0.314)	$—

Net asset value — End of period	$11.930		$10.500	$9.530	$16.180		$13.550	$11.780

Total Return(3)	13.92	%(4)	10.18%	(37.60)%	22.85%		18.01%	11.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$200,972		$186,912	$195,347	$309,869		$214,009	$158,138
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.16	%(7)	2.19%	2.11%	2.10%		2.15%	2.18	%(8)
Net investment income (loss)	(0.50	)%(7)	0.20%	(0.03)%	0.21	%(2)	(0.34)%	(0.59)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	3%	1%	2%		1%	1%
Portfolio Turnover of Tax-Managed Value Portfolio	17	%(4)	82%	84%	14%		26%	40%
Portfolio Turnover of Tax-Managed International Equity Portfolio	15	%(4)	57%	34%	23%		25%	39%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	98	%(4)	205%	283%	157%		181%	217%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	12	%(4)	42%	40%	38%		55%	53%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	43	%(4)	95%	93%	78%		99%	223%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	17	%(4)	66%	103%	80%		49%	24%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.02%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended October 31, 2005).

See notes to financial statements

10

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns. The Fund currently pursues its objective by investing all of its investable assets in interests in the following seven tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of the Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (1.4%, 6.4%, 44.1%, 42.6%, 48.7%, 26.1% and 50.9%, respectively, at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

11

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $85,333,125 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($29,926,991) and October 31, 2017 ($55,406,134).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss

12

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million, 0.75% from $500 million up to $1 billion and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2010, the Fund’s investment adviser fee totaled $2,067,159, of which $1,781,408 was allocated from the Portfolios and $285,751 was paid or accrued directly by the Fund. For the six months ended April 30, 2010, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.80% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM, as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $388,589.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $12,923 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $31,829 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $326,114 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $233,827 and $730,776 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,771,000 and $12,752,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $77,942 and $243,592 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares

13

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $1,000, $40,000 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$107,397	$11,346,907
Tax-Managed Value Portfolio	115,109	8,220,619
Tax-Managed International Equity Portfolio	134,832	2,979,238
Tax-Managed Multi-Cap Growth Portfolio	—	1,819,248
Tax-Managed Mid-Cap Core Portfolio	9,186	2,467,983
Tax-Managed Small-Cap Portfolio	147,325	9,751,399
Tax-Managed Small-Cap Value Portfolio	951,161	3,745,263

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	1,143,305	5,245,826
Issued to shareholders electing to receive payments of distributions in Fund shares	175,157	128,619
Redemptions	(2,773,258)	(9,154,682)
Exchange from Class B shares	311,384	668,930

Net decrease	(1,143,412)	(3,111,307)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	127,163	487,653
Issued to shareholders electing to receive payments of distributions in Fund shares	9,511	—
Redemptions	(571,979)	(2,184,655)
Exchange to Class A shares	(324,669)	(697,939)

Net decrease	(759,974)	(2,394,941)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	908,607	3,861,784
Issued to shareholders electing to receive payments of distributions in Fund shares	37,788	—
Redemptions	(1,906,084)	(6,557,665)

Net decrease	(959,689)	(2,695,881)

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

14

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

15

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), the portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that each of the investment sub-advisory agreements between BMR and Atlanta Capital Management Company, LLC (“Atlanta Capital”), with respect to Tax-Managed Mid-Cap Core Portfolio, between BMR and Eagle Global Advisors, L.L.C. (“Eagle”), with respect to Tax-Managed International Equity Portfolio, and between BMR and Fox Asset Management LLC (“Fox”), with respect to Tax-Managed Small-Cap Value Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Eagle, Fox and Atlanta Capital are referred to herein as the “Sub-advisers.” Fox and Atlanta Capital are affiliates of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreement of each relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-adviser and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board specifically noted BMR’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the relevant Portfolio’s Sub-adviser. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of each Sub-adviser.

16

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board considered the fact that with respect to three of the underlying Portfolios, the Adviser had agreed to waive fees and/or pay expenses of the Portfolios in an additional amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser or the Sub-advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Eagle’s profitability in managing the Tax-Managed International Equity Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, Eagle and the Fund to continue to share such benefits equitably.

17

Eaton Vance Tax-Managed Equity Asset Allocation Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

18

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Investment Adviser and Administrator of
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Equity Asset Allocation Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1299-6/10	TMEAASRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Diversified Income Fund as of April 30, 2010
INVESTMENT UPDATE

Jeffrey A. Rawlins, CFA
Co-Portfolio Manager

Dan R. Strelow, CFA
Co-Portfolio Manager
Economic and Market Conditions
•	During the six months ending April 30, 2010, the strongest returns in the global credit markets were generated by the riskier assets. The credit spread tightening that was a highlight of the prior six month period continued across virtually all fixed-income markets. The S&P/LSTA Leveraged Loan Index returned 9.57%. High-yield corporate bonds continued to perform well. For this semiannual period, the BofA Merrill Lynch U.S. High Yield Index, a performance measure of below-investment-grade bonds, returned 11.65% U.S. government agency mortgage-backed securities (MBS) also generated positive returns, with the BofA Merrill Lynch Mortgage Master Index returning 2.14%.

•	Similar to the stronger returns in the riskier sectors of the U.S. bond market, most emerging-market currencies posted strong performance against the U.S. dollar and the euro. Looking across the currency markets, the strongest performers were those of Eastern Europe, the Middle East, and Africa (against the euro) and those of emerging Asia (against the dollar). However, the returns of many of the developed markets, including the euro, under-performed the U.S. dollar for the period. Despite the rally across many markets, the most notable developments during the period were the problems in Europe. The euro depreciated by approximately 10% against the US dollar during the six-month period, as markets increasingly focused on the fiscal problems in Portugal, Italy, Greece and Spain. In addition, heightened fiscal concerns, focusing on Greece’s debt and deficit levels, were a source of consistent negative headlines throughout the period and resulted in increased volatility and significant widening in that country’s sovereign credit default swap (CDS) spreads. In the emerging markets, Asia produced the strongest growth results, with the Euro Zone lagging. Consistent with the economic recovery, during the last few months of the period, central banks in certain emerging-market and commodity-exporting countries began removing their monetary stimulus. In the U.S., the Federal Reserve (the Fed) left short-term interest rates unchanged but began unwinding various emergency programs that were designed to stabilize the financial system during the crisis.
Total Return Performance
10/31/09 — 4/30/10

Class A1	5.91%
Class B1	5.52
Class C1	5.52
Class I1	6.04
BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index[2]	0.12
BofA Merrill Lynch U.S. High Yield Index[2]	11.65
S&P/LSTA Leveraged Loan Index[2]	9.57
Barclays Capital U.S. Intermediate Government Index[2]	1.19
See page 4 for more performance information.
Distribution/Yield Information
As of 4/30/103

	Distribution
	Rate	SEC Yield

Class A	4.10%	3.19%
Class B	3.34	2.60
Class C	3.34	2.60
Class I	4.29	3.61

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[1]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value (NAV).

[2]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the NAV. The Fund’s SEC Yield is calculated by dividing the net investment income per share for one 30-day period by the offering price at the end of the period and annualizing the result. For current yield information call 1-800-262-1122.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolios’ current or future investments and may change due to active management.

1

Eaton Vance Diversified Income Fund as of April 30, 2010
INVESTMENT UPDATE
Management Discussion
•	The Fund’s investment objective is to seek total return. The Fund seeks to achieve its objective primarily by allocating assets among one or more registered investment companies managed by Eaton Vance Management or its affiliates that invest in different asset classes (each a “Portfolio”). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets invested in a Portfolio. The Fund also has exposure to derivative instruments. The Fund may invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund. The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt, MBS, derivative instruments, corporate debt, other fixed-income securities (including taxable municipal securities) and commodities-related investments. The Fund may borrow under the Term Asset-Backed Loan Facility (TALF) program (and any other similar non-recourse loan program).

•	For the six-month period, the Fund outperformed its benchmark, BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index. The Fund’s investments in all asset classes, through the Portfolios, contributed positively to its performance during the past fiscal year, as credit spreads continued their significant tightening trend in most of the major global credit markets.

•	The Fund’s investment in Floating Rate Portfolio posted strong returns for the period. Performance in the floating-rate loan market was driven by a combination of technical and fundamental improvements, which strengthened both the supply/demand balance and the fundamental credit outlook. From a technical standpoint, robust high-yield bond issuance and improving M&A and IPO markets had the effect of reducing loan supply. High-yield bond issuance alone was responsible for $13B of loan repayments in the first quarter of 2010, according to Standard & Poor’s Leveraged Commentary & Data. On the demand side, there were steady inflows, as investors sought more-favorable yields and protection from the anticipated rise in short-term interest rates. From a fundamental standpoint, earnings across the bank loan universe improved and default rates continued to decline.

•	The Fund’s foreign investments, through its investments in Global Macro Portfolio also contributed positively to its performance. Portfolio exposures in Eastern Europe contributed significantly, primarily due to positions in Poland and Turkey. Despite the problems in Europe, these two countries remained fundamentally strong. Poland, in particular, registered the only positive growth in the region in 2009. Reflecting this economic performance, the Polish zloty appreciated during the period from its undervalued levels in the prior six months. During the period, the Portfolio’s management team began to cross-hedge certain long non-European currencies with euros as well. These cross-hedges, as well as the Fund’s short bond position in Greece, generated strong performance as the situation in Europe continued to unfold. The other stand-out region in the Portfolio was Asia, which produced solid growth, especially in comparison to the U.S. and Europe. This growth resulted in the appreciation of many non-Japan Asian currencies. Portfolio positions in India, Indonesia, South Korea, and Malaysia all benefited from this currency rally. By contrast, the Portfolio’s short South African Rand position detracted from returns. Despite its endowment with natural resources, management remained concerned about the country’s fundamentals and maintained a short currency position in this country.

•	The Fund’s high-yield bond investments, through its investments in Boston Income Portfolio, posted positive returns for the period. However, this performance came up short of the BofA Merrill Lynch U.S. High Yield Index (the High Yield Index). The Portfolio lagged the High Yield Index in part due to its focus on securities at the higher end of the high-yield category’s quality spectrum. This “quality bias” was expressed in terms of the Portfolio’s underexposure to CC and C bonds. These lower-rated areas of the market performed especially well during the period, and thus the Portfolio’s underweightings in those areas detracted from its performance relative to the High Yield Index. The Portfolio’s relative underperformance was also due in part to its materially lower duration versus the High Yield Index, as lower duration bonds have less room to appreciate in an up market. In addition, the Portfolio’s conservative posture toward certain areas of the financials sector imparted a modest drag on relative performance. In particular, the Portfolio was underexposed to insurance, banks/ thrifts and diversified financials—once-beleaguered segments of the market that were among the High Yield Index’s top performers during the six-month period—and this conservative stance hurt in relative terms.

2

Eaton Vance Diversified Income Fund as of April 30, 2010
INVESTMENT UPDATE
•	In Government Obligations and Investment Portfolios, in which the Fund’s MBS investments are made, the investment emphasis remained on seasoned, U.S. government agency MBS (seasoned MBS). Typically, the mortgages underlying seasoned MBS were originated in the 1980s and 1990s. As a result, they have generally lower loan-to-home value ratios, meaning that the underlying homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. Yield spreads on seasoned MBS over U.S. Treasuries tightened by approximately 30 basis points (0.30%) during the period. Principal prepayment rates on these securities were relatively stable for the period. The addition of Investment Portfolio, which has a shorter duration than Government Obligations Portfolio, helped to reduce the Fund’s overall duration and therefore helped reduce the Fund’s interest-rate volatility. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

•	Multi-Sector Portfolio produced positive returns through the end of the period. This Portfolio was primarily invested in commercial MBS and investment-grade corporate bonds during the period, with the remainder in U.S. Treasuries and cash. During the period, Multi-Sector Portfolio benefited from the narrowing of spreads and the positive returns seen in the fixed-income markets.

•	Effective June 7, 2010, the Fund changed its name to Eaton Vance Multi-Strategy Absolute Return Fund.

3

Eaton Vance Diversified Income Fund as of April 30, 2010
FUND PERFORMANCE
Performance1

	Class A	Class B	Class C	Class I
Share Class Symbol	EADDX	EBDDX	ECDDX	EIDDX

Average Annual Total Returns (at net asset value)
Six Months	5.91%	5.52%	5.52%	6.04%
One Year	23.13	22.36	22.36	N.A.
Five Years	5.16	4.40	4.40	N.A.
Life of Fund†	4.97	4.19	4.19	7.23

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.92%	0.52%	4.52%	6.04%
One Year	17.31	17.36	21.36	N.A.
Five Years	4.14	4.08	4.40	N.A.
Life of Fund†	4.02	4.05	4.19	7.23

†	Inception dates: Class A: 12/7/04; Class B: 12/7/04; Class C: 12/7/04; Class I: 10/1/09.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.
Total Annual
Operating Expenses2

	Class A	Class B	Class C	Class I

Expense Ratio	1.17%	1.93%	1.93%	0.99%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Composition
Diversification by Sectors3
By net assets

[3]	As of 4/30/10. Sectors are shown as a percentage of the Fund’s net assets.

4

Eaton Vance Diversified Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Diversified Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,059.10	$5.87
Class B	$1,000.00	$1,055.20	$9.68
Class C	$1,000.00	$1,055.20	$9.68
Class I	$1,000.00	$1,060.40	$4.55

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76
Class B	$1,000.00	$1,015.40	$9.49
Class C	$1,000.00	$1,015.40	$9.49
Class I	$1,000.00	$1,020.40	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares and 0.89% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance Diversified Income Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 100.4%

Security	Value

Boston Income Portfolio (identified cost, $55,187,868)	$47,901,084
Floating Rate Portfolio (identified cost, $92,901,004)	87,709,559
Global Macro Portfolio (identified cost, $72,609,310)	74,709,118
Government Obligations Portfolio (identified cost, $4,457,676)	9,329,640
Investment Portfolio (identified cost, $13,488,050)	13,508,875
Multi-Sector Portfolio (identified cost, $67,861,373)	70,019,769

Total Investments in Affiliated Portfolios
(identified cost $306,505,281)	$303,178,045

Other Assets, Less Liabilities — (0.4)%	$(1,253,735)

Net Assets — 100.0%	$301,924,310

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See notes to financial statements

6

Eaton Vance Diversified Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Affiliated investments, at value (identified cost, $306,505,281)	$303,178,045
Receivable for Fund shares sold	154,913

Total assets	$303,332,958

Liabilities

Payable for Fund shares redeemed	$900,206
Distributions payable	202,179
Payable to affiliates:
Distribution and service fees	161,856
Trustees’ fees	42
Accrued expenses	144,365

Total liabilities	$1,408,648

Net Assets	$301,924,310

Sources of Net Assets

Paid-in capital	$337,471,748
Accumulated net realized loss from Portfolios	(31,728,021)
Accumulated distributions in excess of net investment income	(492,181)
Net unrealized depreciation from Portfolios	(3,327,236)

Total	$301,924,310

Class A Shares

Net Assets	$136,148,901
Shares Outstanding	14,839,575
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.17
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.63

Class B Shares

Net Assets	$30,994,034
Shares Outstanding	3,380,470
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.17

Class C Shares

Net Assets	$131,140,867
Shares Outstanding	14,302,251
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.17

Class I Shares

Net Assets	$3,640,508
Shares Outstanding	396,972
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from affiliated Portfolios	$8,159,319
Dividends allocated from affiliated Portfolios	7,061
Expenses allocated from affiliated Portfolios	(968,602)

Net investment income from Portfolios	$7,197,778

Expenses

Distribution and service fees
Class A	$171,597
Class B	155,816
Class C	654,742
Trustees’ fees and expenses	250
Custodian fee	79,464
Transfer and dividend disbursing agent fees	122,138
Legal and accounting services	21,858
Printing and postage	70,307
Registration fees	34,103
Miscellaneous	10,268

Total expenses	$1,320,543

Net investment income	$5,877,235

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$(407,740)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	(4,149,504)
Financial futures contracts	(57,963)
Swap contracts	(81,639)
Written options	38,447
Foreign currency and forward foreign currency exchange contract transactions	1,526,582

Net realized loss	$(3,131,817)

Change in unrealized appreciation (depreciation) —
Investments	$128,240
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	13,641,657
Securities sold short	(6,677)
Financial futures contracts	(200,561)
Swap contracts	268,426
Written options	262,145
Foreign currency and forward foreign currency exchange contracts	128,214

Net change in unrealized appreciation (depreciation)	$14,221,444

Net realized and unrealized gain	$11,089,627

Net increase in net assets from operations	$16,966,862

See notes to financial statements

7

Eaton Vance Diversified Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$5,877,235	$15,888,062
Net realized loss from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	(3,131,817)	(12,136,482)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	14,221,444	58,242,479

Net increase in net assets from operations	$16,966,862	$61,994,059

Distributions to shareholders —
From net investment income
Class A	$(3,671,646)	$(8,475,603)
Class B	(717,451)	(1,686,888)
Class C	(3,011,074)	(7,078,698)
Class I	(41,528)	(1,034)

Total distributions to shareholders	$(7,441,699)	$(17,242,223)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,807,253	$39,959,054
Class B	1,176,311	4,825,586
Class C	3,877,847	17,351,071
Class I	2,589,394	1,253,488
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,941,965	6,050,804
Class B	504,363	1,105,428
Class C	2,360,990	5,068,515
Class I	4,099	—
Cost of shares redeemed
Class A	(23,161,629)	(55,496,567)
Class B	(3,309,632)	(7,562,529)
Class C	(12,834,713)	(28,903,305)
Class I	(261,164)	—

Net decrease in net assets from Fund share transactions	$(13,304,916)	$(16,348,455)

Net increase (decrease) in net assets	$(3,779,753)	$28,403,381

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$305,704,063	$277,300,682

At end of period	$301,924,310	$305,704,063

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(492,181)	$1,072,283

See notes to financial statements

8

Eaton Vance Diversified Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010							Period Ended
	(Unaudited)		2009		2008	2007	2006	October 31, 2005(1)

Net asset value — Beginning of period	$8.890		$7.600		$9.630	$9.770	$9.760	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.191		$0.485		$0.568	$0.593	$0.561	$0.430
Net realized and unrealized gain (loss)	0.328		1.328		(1.977)	(0.095)	0.086	(0.108)

Total income (loss) from operations	$0.519		$1.813		$(1.409)	$0.498	$0.647	$0.322

Less Distributions

From net investment income	$(0.239)		$(0.523)		$(0.588)	$(0.638)	$(0.637)	$(0.562)
Tax return of capital	—		—		(0.033)	—	—	—

Total distributions	$(0.239)		$(0.523)		$(0.621)	$(0.638)	$(0.637)	$(0.562)

Net asset value — End of period	$9.170		$8.890		$7.600	$9.630	$9.770	$9.760

Total Return(3)	5.91	%(4)	24.98%		(15.48)%	5.22%	6.84%	3.29	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$136,149		$139,217		$128,030	$200,163	$144,830	$86,858
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.15	%(7)	1.17%		1.14%	1.10%	1.09%	1.17	%(7)(8)
Net investment income	4.27	%(7)	6.12%		6.22%	6.08%	5.75%	4.84	%(7)
Portfolio Turnover of Boston Income Portfolio	35	%(4)	74%		54%	84%	68%	71	%(9)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%		7%	61%	50%	57	%(9)
Portfolio Turnover of Global Macro Portfolio	11	%(4)	25%		N.A.	N.A.	N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	9	%(4)	28%		19%	23%	2%	30	%(9)
Portfolio Turnover of Investment Portfolio	8	%(4)	N.A.		N.A.	N.A.	N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	32	%(4)	31	%(10)	—	—	—	—

(1)	For the period from the start of business, December 7, 2004, to October 31, 2005.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its adviser fee and the administrator subsidized certain operating expenses (equal to 0.03%).

(9)	For the Portfolio’s year ended October 31, 2005.

(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See notes to financial statements

9

Eaton Vance Diversified Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010							Period Ended
	(Unaudited)		2009		2008	2007	2006	October 31, 2005(1)

Net asset value — Beginning of period	$8.890		$7.590		$9.620	$9.760	$9.750	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.157		$0.426		$0.500	$0.520	$0.488	$0.365
Net realized and unrealized gain (loss)	0.328		1.337		(1.977)	(0.095)	0.085	(0.120)

Total income (loss) from operations	$0.485		$1.763		$(1.477)	$0.425	$0.573	$0.245

Less Distributions

From net investment income	$(0.205)		$(0.463)		$(0.524)	$(0.565)	$(0.563)	$(0.495)
Tax return of capital	—		—		(0.029)	—	—	—

Total distributions	$(0.205)		$(0.463)		$(0.553)	$(0.565)	$(0.563)	$(0.495)

Net asset value — End of period	$9.170		$8.890		$7.590	$9.620	$9.760	$9.750

Total Return(3)	5.52	%(4)	24.22%		(16.13)%	4.44%	6.05%	2.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,994		$31,637		$28,616	$38,986	$31,827	$21,926
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.90	%(7)	1.93%		1.88%	1.85%	1.84%	1.92	%(7)(8)
Net investment income	3.52	%(7)	5.38%		5.48%	5.35%	5.01%	4.11	%(7)
Portfolio Turnover of Boston Income Portfolio	35	%(4)	74%		54%	84%	68%	71	%(9)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%		7%	61%	50%	57	%(9)
Portfolio Turnover of Global Macro Portfolio	11	%(4)	25%		N.A.	N.A.	N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	9	%(4)	28%		19%	23%	2%	30	%(9)
Portfolio Turnover of Investment Portfolio	8	%(4)	N.A.		N.A.	N.A.	N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	32	%(4)	31	%(10)	—	—	—	—

(1)	For the period from the start of business, December 7, 2004, to October 31, 2005.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its adviser fee and the administrator subsidized certain operating expenses (equal to 0.03%).

(9)	For the Portfolio’s year ended October 31, 2005.

(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See notes to financial statements

10

Eaton Vance Diversified Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010							Period Ended
	(Unaudited)		2009		2008	2007	2006	October 31, 2005(1)

Net asset value — Beginning of period	$8.890		$7.590		$9.620	$9.770	$9.750	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.157		$0.426		$0.500	$0.520	$0.489	$0.362
Net realized and unrealized gain (loss)	0.328		1.337		(1.978)	(0.105)	0.095	(0.117)

Total income (loss) from operations	$0.485		$1.763		$(1.478)	$0.415	$0.584	$0.245

Less Distributions

From net investment income	$(0.205)		$(0.463)		$(0.523)	$(0.565)	$(0.564)	$(0.495)
From net realized gain	—		—		(0.029)	—	—	—

Total distributions	$(0.205)		$(0.463)		$(0.552)	$(0.565)	$(0.564)	$(0.495)

Net asset value — End of period	$9.170		$8.890		$7.590	$9.620	$9.770	$9.750

Total Return(3)	5.52	%(4)	24.21%		(16.13)%	4.33%	6.16%	2.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,141		$133,596		$120,654	$182,197	$135,880	$89,806
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.90	%(7)	1.93%		1.88%	1.85%	1.84%	1.92	%(7)(8)
Net investment income	3.52	%(7)	5.37%		5.48%	5.34%	5.02%	4.08	%(7)
Portfolio Turnover of Boston Income Portfolio	35	%(4)	74%		54%	84%	68%	71	%(9)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%		7%	61%	50%	57	%(9)
Portfolio Turnover of Global Macro Portfolio	11	%(4)	25%		N.A.	N.A.	N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	9	%(4)	28%		19%	23%	2%	30	%(9)
Portfolio Turnover of Investment Portfolio	8	%(4)	N.A.		N.A.	N.A.	N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	32	%(4)	31	%(10)	—	—	—	—

(1)	For the period from the start of business, December 7, 2004, to October 31, 2005.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its adviser fee and the administrator subsidized certain operating expenses (equal to 0.03%).

(9)	For the Portfolio’s year ended October 31, 2005.

(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See notes to financial statements

11

Eaton Vance Diversified Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$8.890		$8.830

Income (Loss) From Operations

Net investment income(2)	$0.203		$0.027
Net realized and unrealized gain	0.327		0.071

Total income from operations	$0.530		$0.098

Less Distributions

From net investment income	$(0.250)		$(0.038)

Total distributions	$(0.250)		$(0.038)

Net asset value — End of period	$9.170		$8.890

Total Return(3)	6.04	%(4)	1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,641		$1,253
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.89	%(7)	0.99	%(7)
Net investment income	4.53	%(7)	7.29	%(7)
Portfolio Turnover of Boston Income Portfolio	35	%(4)	74	%(8)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35	%(8)
Portfolio Turnover of Global Macro Portfolio	11	%(4)	25	%(8)
Portfolio Turnover of Government Obligations Portfolio	9	%(4)	28	%(8)
Portfolio Turnover of Investment Portfolio	8	%(4)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	32	%(4)	31	%(9)

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See notes to financial statements

12

Eaton Vance Diversified Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Diversified Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charges. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following six portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Portfolio (1.8%, 1.6%, 1.8%, 1.0%, 2.7% and 99.8%, respectively, at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:
Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a

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Eaton Vance Diversified Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Government Obligations Portfolio and Investment Portfolio are as follows: Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio and Floating Rate Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated

14

Eaton Vance Diversified Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $27,767,877 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,151,435), October 31, 2014 ($1,054,697), October 31, 2015 ($1,377,385), October 31, 2016 ($15,304,398) and October 31, 2017 ($8,879,962).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased

15

Eaton Vance Diversified Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2010, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios was 0.58% (annualized) of the Fund’s average daily net assets and amounted to $870,871.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $5,789 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM received $44,225 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $171,597 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $116,861 and $491,057 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,361,000 and $12,012,000, respectively.

16

Eaton Vance Diversified Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $38,955 and $163,685 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $34,000 and $2,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$—	$14,456,690
Floating Rate Portfolio	—	21,045,415
Global Macro Portfolio	—	—
Government Obligations Portfolio	—	14,998,597
Investment Portfolio	13,368,319	—
Multi-Sector Portfolio	23,055,230	7,403,704

7   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include index put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund is subject to equity risk in the normal course of pursuing its investment objective. The Fund enters into options on an equity index to help manage the downside risk of exposure to corporate credit, especially on its holdings of high-yield corporate bonds.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain		Appreciation
	(Loss) on		(Depreciation) on
	Derivatives		Derivatives
	Recognized in		Recognized in
Derivative	Income		Income

Purchased options	$(407,740	)(1)	$128,240(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments

The average number of purchased option contracts outstanding during the six months ended April 30, 2010 was 11 contracts.

17

Eaton Vance Diversified Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	1,418,371	5,054,177
Issued to shareholders electing to receive payments of distributions in Fund shares	326,805	766,172
Redemptions	(2,563,300)	(7,013,187)

Net decrease	(818,124)	(1,192,838)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	130,458	619,430
Issued to shareholders electing to receive payments of distributions in Fund shares	56,071	140,314
Redemptions	(366,675)	(968,447)

Net decrease	(180,146)	(208,703)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	430,617	2,198,049
Issued to shareholders electing to receive payments of distributions in Fund shares	262,470	643,017
Redemptions	(1,425,306)	(3,698,163)

Net decrease	(732,219)	(857,097)

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	284,364	141,001
Issued to shareholders electing to receive payments of distributions in Fund shares	447	—
Redemptions	(28,840)	—

Net increase	255,971	141,001

(1)	Class I commenced operations on October 1, 2009.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

18

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

19

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Diversified Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the continuance and/or initial approval of the investment advisory agreements of Boston Income Portfolio, Floating Rate Portfolio, Government Obligations Portfolio, Global Macro Portfolio, Investment Grade Income Portfolio, Emerging Markets Local Income Portfolio, Investment Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Build America Bond Portfolio, Large-Cap Core Research Portfolio and Multi-Sector Portfolio, the portfolios in which the Fund is authorized to invest (the “Portfolios”), each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolios by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to invest directly in securities or other investments.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios, including recent changes to such personnel. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted, to the Fund and the Portfolios by senior management. In addition, the Board considered recent adjustments in the Fund’s investment policies designed to reflect changes in the fixed income markets for the Fund’s securities, including recommendations made by the Adviser throughout the year.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

20

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one and three-year periods ended September 30, 2009 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board considered that it had approved changes in the Fund’s investment objective and policies to provide the Fund with flexibility to invest in a broader array of income securities, both directly and indirectly through investments in portfolios, and that the corresponding changes to the Fund’s investment objective and policies were implemented on July 1, 2009. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of each Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized or expected to be realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services trust may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of certain Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund and the Portfolios. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

21

Eaton Vance Diversified Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Daniel R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

22

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This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Diversified Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Diversified Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2320-6/10	DISRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report April 30, 2010

EATON VANCE DIVIDEND INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Dividend Income Fund as of April 30, 2010
INVESTMENT UPDATE

Aamer Khan, CFA
Co-Portfolio Manager

Judith A. Saryan, CFA
Co-Portfolio Manager
Economic and Market Conditions
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%.
•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.
•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large-cap and mid-cap counterparts, although all three groups had strong returns: The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.
Management Discussion
•	The Fund[1] posted a mid-single-digit gain for the six months ending April 30, 2010, but this result lagged that of the Fund’s benchmark, the Russell 1000 Value Index (the “Index”), and of its peer group, the Lipper Equity Income Funds Average[2].
•	Consistent with its objective of achieving total return composed mainly of dividend income and capital appreciation, the Fund was invested primarily in the common stocks of companies in the U.S. and Europe that management believed had the potential to produce an attractive level of dividend income.
•	The single biggest detractor from the Fund’s under-performance was its sizable exposure to European stocks. During the six-month period, stock performance in the developed markets of Europe declined slightly, which stood in stark contrast to the Index’s solid double-digit gain overall. Europe has traditionally been a high-yielding, dividend-rich area. In addition, the Fund maintained overweighted positions in telecommunication services and pharmaceuticals, often rich-dividend areas themselves, but these industries underperformed as well. On a stock specific basis, certain international oil and gas names exposed to the recent disastrous oil spill in the Gulf of Mexico proved detrimental to performance.

Total Return Performance
10/31/09-4/30/10

Class A3	7.82%
Class C3	7.34
Class I3	7.83
Class R3	7.56
Russell 1000 Value Index[2]	17.77
Lipper Equity Income Funds Average[2]	13.89
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Dividend Income Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Dividend Income Fund as of April 30, 2010
INVESTMENT UPDATE
•	Favorable stock selection in the household durables and insurance industries provided positive momentum to the Fund’s relative performance. So, too, did not owning or holding underweighted positions in some of the Index’s weaker performers, especially among integrated diversified financials as well as other oil names.
•	Effective June 11, 2010, the Fund’s name was changed to Eaton Vance Global Dividend Income Fund to better reflect its focus on dividend-paying common and preferred stocks of U.S. and non-U.S. companies. In addition, the name of the portfolio in which the Fund invests was changed to Global Dividend Income Portfolio, and the Fund’s primary benchmark was changed to the MSCI World Index. The Fund is no longer limited to investing a maximum of 35% of its total assets in foreign securities located in developed- or emerging-market countries.
•	As always, we thank you for your continued confidence and participation in the Fund.
Portfolio Composition

Top 10 Holdings[1]

By net assets

BP PLC ADR	2.6%
Occidental Petroleum Corp.	2.6
U.S. Bancorp	2.4
General Dynamics Corp.	2.4
Nestle SA	2.3
Bank of America Corp.	2.3
International Business Machines Corp.	2.3
Schlumberger, Ltd.	2.2
BHP Billiton, Ltd. ADR	2.2
McDonald’s Corp.	2.2

[1]	Top 10 Holdings represented 23.5% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.
Equity Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Dividend Income Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I	Class R
Share Class Symbol	EDIAX	EDICX	EDIIX	EDIRX

Average Annual Total Returns (at net asset value)

Six Months	7.82%	7.34%	7.83%	7.56%
One Year	25.38	24.30	25.59	24.75
Life of Fund†	0.06	- 0.73	- 1.10	- 1.59

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.68%	6.34%	7.83%	7.56%
One Year	18.13	23.30	25.59	24.75
Life of Fund†	- 1.28	- 0.73	- 1.10	- 1.59

†	Inception Dates — Class A: 11/30/05; Class C: 11/30/05; Class I: 1/31/06; Class R: 1/31/06

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable CDSC for Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I	Class R

Expense Ratio	1.33%	2.08%	1.08%	1.58%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Dividend Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Dividend Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,078.20	$6.70
Class C	$1,000.00	$1,073.40	$10.49
Class I	$1,000.00	$1,078.30	$5.31
Class R	$1,000.00	$1,075.60	$7.82

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.51
Class C	$1,000.00	$1,014.70	$10.19
Class I	$1,000.00	$1,019.70	$5.16
Class R	$1,000.00	$1,017.30	$7.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Class A shares, 2.04% for Class C shares, 1.03% for Class I shares and 1.52% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Dividend Income Portfolio, at value (identified cost, $371,400,334)	$427,532,770
Receivable for Fund shares sold	1,451,679

Total assets	$428,984,449

Liabilities

Payable for Fund shares redeemed	$1,028,635
Payable to affiliates:
Administration fee	53,592
Distribution and service fees	180,858
Trustees’ fees	42
Accrued expenses	152,542

Total liabilities	$1,415,669

Net Assets	$427,568,780

Sources of Net Assets

Paid-in capital	$559,055,552
Accumulated net realized loss from Portfolio	(189,668,226)
Accumulated undistributed net investment income	2,049,018
Net unrealized appreciation from Portfolio	56,132,436

Total	$427,568,780

Class A Shares

Net Assets	$244,502,530
Shares Outstanding	32,904,671
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.43
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.88

Class C Shares

Net Assets	$154,364,406
Shares Outstanding	20,908,030
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.38

Class I Shares

Net Assets	$28,187,400
Shares Outstanding	3,795,843
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.43

Class R Shares

Net Assets	$514,444
Shares Outstanding	69,289
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.42

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $1,250,741)	$17,301,423
Interest allocated from Portfolio	12,669
Expenses allocated from Portfolio	(1,505,058)

Total investment income from Portfolio	$15,809,034

Expenses

Administration fee	$311,181
Distribution and service fees
Class A	308,285
Class C	739,009
Class R	908
Trustees’ fees and expenses	250
Custodian fee	18,337
Transfer and dividend disbursing agent fees	227,935
Legal and accounting services	12,139
Printing and postage	51,767
Registration fees	40,564
Miscellaneous	6,894

Total expenses	$1,717,269

Net investment income	$14,091,765

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(8,977,694)
Foreign currency and forward foreign currency exchange contract transactions	772,663

Net realized loss	$(8,205,031)

Change in unrealized appreciation (depreciation) —
Investments	$24,850,790
Foreign currency and forward foreign currency exchange contracts	(491,713)

Net change in unrealized appreciation (depreciation)	$24,359,077

Net realized and unrealized gain	$16,154,046

Net increase in net assets from operations	$30,245,811

See notes to financial statements

5

Eaton Vance Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$14,091,765	$23,640,822
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(8,205,031)	(78,273,205)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	24,359,077	65,706,765

Net increase in net assets from operations	$30,245,811	$11,074,382

Distributions to shareholders —
From net investment income
Class A	$(8,133,222)	$(17,145,606)
Class C	(4,390,059)	(9,599,559)
Class I	(704,765)	(401,628)
Class R	(10,903)	(18,873)

Total distributions to shareholders	$(13,238,949)	$(27,165,666)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$40,881,201	$145,772,952
Class C	24,381,452	63,160,011
Class I	12,401,604	14,639,983
Class R	363,760	430,999
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,277,749	12,200,691
Class C	2,481,548	5,401,926
Class I	440,237	311,528
Class R	9,763	13,716
Cost of shares redeemed
Class A	(50,255,958)	(74,399,419)
Class C	(15,836,435)	(31,981,542)
Class I	(1,431,633)	(813,737)
Class R	(147,662)	(232,183)

Net increase in net assets from Fund share transactions	$19,565,626	$134,504,925

Net increase in net assets	$36,572,488	$118,413,641

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$390,996,292	$272,582,651

At end of period	$427,568,780	$390,996,292

Accumulated undistributed net investment income included in net assets

At end of period	$2,049,018	$1,196,202

See notes to financial statements

6

Eaton Vance Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.120		$7.720	$12.640	$11.410	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.258	(3)	$0.508	$0.923	$0.729	$1.401
Net realized and unrealized gain (loss)	0.296		(0.523)	(5.087)	1.282	0.487

Total income (loss) from operations	$0.554		$(0.015)	$(4.164)	$2.011	$1.888

Less Distributions

From net investment income	$(0.244)		$(0.585)	$(0.756)	$(0.781)	$(0.478)

Total distributions	$(0.244)		$(0.585)	$(0.756)	$(0.781)	$(0.478)

Net asset value — End of period	$7.430		$7.120	$7.720	$12.640	$11.410

Total Return(4)	7.82	%(5)	0.50%	(34.35)%	18.18%	19.26	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$244,503		$237,034	$161,744	$166,609	$29,586
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.30	%(7)	1.33%	1.31%	1.36%	1.41	%(7)(8)
Expenses after custodian fee reduction(6)	1.30	%(7)	1.33%	1.31%	1.36%	1.40	%(7)(8)
Net investment income	6.98	%(3)(7)	7.49%	8.72%	6.00%	14.04	%(7)(8)
Portfolio Turnover of the Portfolio	80	%(5)	177%	256%	87%	170	%(5)(9)
Portfolio Turnover of the Fund	—		—	—	—	35	%(5)(10)

(1)	For the period from the start of business, November 30, 2005, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.68%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005, to October 31, 2006). Absent this subsidy, total return would have been lower.

(9)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.

(10)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See notes to financial statements

7

Eaton Vance Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.080		$7.680	$12.580	$11.360	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.232	(3)	$0.446	$0.837	$0.644	$1.322
Net realized and unrealized gain (loss)	0.286		(0.509)	(5.061)	1.270	0.470

Total income (loss) from operations	$0.518		$(0.063)	$(4.224)	$1.914	$1.792

Less Distributions

From net investment income	$(0.218)		$(0.537)	$(0.676)	$(0.694)	$(0.432)

Total distributions	$(0.218)		$(0.537)	$(0.676)	$(0.694)	$(0.432)

Net asset value — End of period	$7.380		$7.080	$7.680	$12.580	$11.360

Total Return(4)	7.34	%(5)	(0.21)%	(34.86)%	17.31%	18.25	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$154,364		$137,459	$108,613	$118,841	$23,105
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	2.04	%(7)	2.08%	2.06%	2.11%	2.16	%(7)(8)
Expenses after custodian fee reduction(6)	2.04	%(7)	2.08%	2.06%	2.11%	2.15	%(7)(8)
Net investment income	6.31	%(3)(7)	6.61%	7.94%	5.33%	13.27	%(7)(8)
Portfolio Turnover of the Portfolio	80	%(5)	177%	256%	87%	170	%(5)(9)
Portfolio Turnover of the Fund	—		—	—	—	35	%(5)(10)

(1)	For the period from the start of business, November 30, 2005, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.047 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.02%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005, to October 31, 2006). Absent this subsidy, total return would have been lower.

(9)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.

(10)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See notes to financial statements

8

Eaton Vance Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended October 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.120		$7.710	$12.640	$11.410	$10.610

Income (Loss) From Operations

Net investment income(2)	$0.287	(3)	$0.527	$0.977	$0.831	$1.912
Net realized and unrealized gain (loss)	0.278		(0.513)	(5.125)	1.209	(0.614	)(4)

Total income (loss) from operations	$0.565		$0.014	$(4.148)	$2.040	$1.298

Less Distributions

From net investment income	$(0.255)		$(0.604)	$(0.782)	$(0.810)	$(0.498)

Total distributions	$(0.255)		$(0.604)	$(0.782)	$(0.810)	$(0.498)

Net asset value — End of period	$7.430		$7.120	$7.710	$12.640	$11.410

Total Return(5)	7.83	%(6)	0.91%	(34.28)%	18.45%	12.62	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,187		$16,221	$2,155	$2,317	$1,098
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.03	%(8)	1.08%	1.06%	1.11%	1.16	%(8)(9)
Expenses after custodian fee reduction(7)	1.03	%(8)	1.08%	1.06%	1.11%	1.15	%(8)(9)
Net investment income	7.76	%(3)(8)	7.59%	9.20%	6.87%	25.28	%(8)(9)
Portfolio Turnover of the Portfolio	80	%(6)	177%	256%	87%	170	%(6)(10)
Portfolio Turnover of the Fund	—		—	—	—	35	%(6)(11)

(1)	For the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.046 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.52%.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006). Absent this subsidy, total return would have been lower.

(10)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.

(11)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See notes to financial statements

9

Eaton Vance Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006(1)

Net asset value — Beginning of period	$7.120		$7.720	$12.660	$11.400	$10.610

Income (Loss) From Operations

Net investment income(2)	$0.273	(3)	$0.528	$0.847	$0.788	$1.162
Net realized and unrealized gain (loss)	0.263		(0.557)	(5.057)	1.222	0.090

Total income (loss) from operations	$0.536		$(0.029)	$(4.210)	$2.010	$1.252

Less Distributions

From net investment income	$(0.236)		$(0.571)	$(0.730)	$(0.750)	$(0.462)

Total distributions	$(0.236)		$(0.571)	$(0.730)	$(0.750)	$(0.462)

Net asset value — End of period	$7.420		$7.120	$7.720	$12.660	$11.400

Total Return(4)	7.56	%(5)	0.29%	(34.63)%	18.15%	12.15	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$514		$282	$71	$81	$28
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.52	%(7)	1.58%	1.56%	1.61%	1.66	%(7)(8)
Expenses after custodian fee reduction(6)	1.52	%(7)	1.58%	1.56%	1.61%	1.65	%(7)(8)
Net investment income	7.39	%(3)(7)	7.88%	8.05%	6.51%	14.30	%(7)(8)
Portfolio Turnover of the Portfolio	80	%(5)	177%	256%	87%	170	%(5)(9)
Portfolio Turnover of the Fund	—		—	—	—	35	%(5)(10)

(1)	For the period from the initial issuance of Class R shares, January 31, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.042 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.26%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the initial issuance of Class R shares, January 31, 2006, to October 31, 2006). Absent this subsidy, total would have been lower.

(9)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.

(10)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See notes to financial statements

10

Eaton Vance Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.4% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $173,940,044 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($1,311,256), October 31, 2015 ($8,547,018), October 31, 2016 ($89,543,701) and October 31, 2017 ($74,538,069).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also

11

Eaton Vance Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $311,181. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $10,120 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $95,405 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $308,285 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $554,257 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $12,348,000.

12

Eaton Vance Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $454, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $184,752 and $454 for Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $9,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $20,778,518 and $15,732,443, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	5,484,890	21,465,959
Issued to shareholders electing to receive payments of distributions in Fund shares	842,732	1,796,280
Redemptions	(6,716,954)	(10,931,998)

Net increase (decrease)	(389,332)	12,330,241

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	3,290,386	9,267,293
Issued to shareholders electing to receive payments of distributions in Fund shares	334,919	799,660
Redemptions	(2,140,597)	(4,794,263)

Net increase	1,484,708	5,272,690

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	1,650,558	2,077,838
Issued to shareholders electing to receive payments of distributions in Fund shares	58,969	44,723
Redemptions	(192,501)	(123,107)

Net increase	1,517,026	1,999,454

	Six Months Ended
	April 30, 2010	Year Ended
Class R	(Unaudited)	October 31, 2009

Sales	48,023	63,019
Issued to shareholders electing to receive payments of distributions in Fund shares	1,308	2,037
Redemptions	(19,690)	(34,557)

Net increase	29,641	30,499

8   Subsequent Event

Effective June 11, 2010, the name of Eaton Vance Dividend Income Fund was changed to Eaton Vance Global Dividend Income Fund.

13

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 3.4%

General Dynamics Corp.	140,000	$10,690,400
Lockheed Martin Corp.	55,625	4,722,006

		$15,412,406

Capital Markets — 4.1%

Credit Suisse Group AG(1)	90,000	$4,130,797
Credit Suisse Group AG ADR(1)	190,000	8,683,000
Goldman Sachs Group, Inc.	38,000	5,517,600

		$18,331,397

Chemicals — 0.1%

Mosaic Co. (The)	5,917	$302,595

		$302,595

Commercial Banks — 7.3%

DnB NOR ASA	450,000	$5,325,800
HSBC Holdings PLC ADR	150,000	7,633,500
PNC Financial Services Group, Inc.	91,000	6,116,110
Svenska Handelsbanken AB	100,000	2,804,145
U.S. Bancorp	402,907	10,785,820

		$32,665,375

Communications Equipment — 1.8%

Nokia Oyj ADR(1)	665,000	$8,086,400

		$8,086,400

Computers & Peripherals — 4.4%

Hewlett-Packard Co.	180,000	$9,354,600
International Business Machines Corp.	79,781	10,291,749

		$19,646,349

Construction & Engineering — 3.7%

Bouygues SA	175,000	$8,671,211
Vinci SA	140,000	7,801,539

		$16,472,750

Diversified Financial Services — 2.3%

Bank of America Corp.	584,287	$10,417,837

		$10,417,837

Diversified Telecommunication Services — 4.9%

AT&T, Inc.	172,530	$4,496,132
Deutsche Telekom AG	700,000	9,114,173
Magyar Telekom Rt.	100,000	355,817
Swisscom AG	11,200	3,800,859
Verizon Communications, Inc.	151,109	4,365,539

		$22,132,520

Electric Utilities — 4.0%

American Electric Power Co., Inc.	170,000	$5,831,000
E.ON AG	245,000	9,065,099
Terna Rete Elettrica Nazionale SpA	700,000	2,837,445

		$17,733,544

Energy Equipment & Services — 3.7%

Diamond Offshore Drilling, Inc.	83,000	$6,565,300
Schlumberger, Ltd.	140,559	10,038,724

		$16,604,024

Food & Staples Retailing — 1.8%

Wal-Mart Stores, Inc.	152,800	$8,197,720

		$8,197,720

Food Products — 2.4%

Nestle SA	214,587	$10,499,936

		$10,499,936

Health Care Equipment & Supplies — 1.6%

Covidien PLC	152,400	$7,313,676

		$7,313,676

Hotels, Restaurants & Leisure — 2.2%

McDonald’s Corp.	136,400	$9,628,476

		$9,628,476

Household Durables — 2.0%

Whirlpool Corp.	83,000	$9,036,210

		$9,036,210

Household Products — 0.9%

Procter & Gamble Co.	65,000	$4,040,400

		$4,040,400

See notes to financial statements

14

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 7.1%

Lincoln National Corp.	165,000	$5,047,350
MetLife, Inc.	125,000	5,697,500
Prudential Financial, Inc.	140,000	8,898,400
Travelers Companies, Inc. (The)	116,692	5,920,952
Zurich Financial Services AG	28,000	6,207,451

		$31,771,653

Media — 3.3%

Vivendi SA	350,000	$9,238,786
Walt Disney Co. (The)	150,000	5,526,000

		$14,764,786

Metals & Mining — 2.2%

BHP Billiton, Ltd. ADR	135,000	$9,826,650

		$9,826,650

Multi-Utilities — 2.0%

CMS Energy Corp.	275,000	$4,471,500
PG&E Corp.	100,000	4,380,000

		$8,851,500

Multiline Retail — 2.0%

Target Corp.	158,817	$9,031,923

		$9,031,923

Oil, Gas & Consumable Fuels — 12.7%

BP PLC ADR	225,000	$11,733,751
Chevron Corp.	53,300	4,340,752
ENI SpA	335,000	7,487,020
Exxon Mobil Corp.	53,529	3,631,943
Hess Corp.	65,000	4,130,750
Occidental Petroleum Corp.	131,160	11,628,645
Royal Dutch Shell PLC, Class A	275,000	8,621,613
Total SA	100,000	5,440,728

		$57,015,202

Pharmaceuticals — 8.1%

Abbott Laboratories	158,000	$8,083,280
AstraZeneca PLC	105,000	4,641,853
Johnson & Johnson	116,785	7,509,275
Merck & Co., Inc.	167,307	5,862,437
Pfizer, Inc.	100,000	1,672,000
Roche Holding AG	55,000	8,683,902

		$36,452,747

Real Estate Investment Trusts (REITs) — 2.1%

Annaly Capital Management, Inc.	542,000	$9,186,900

		$9,186,900

Road & Rail — 3.2%

Canadian Pacific Railway, Ltd.	150,000	$8,829,000
Union Pacific Corp.	75,000	5,674,500

		$14,503,500

Semiconductors & Semiconductor Equipment — 1.1%

Analog Devices, Inc.	156,348	$4,679,496

		$4,679,496

Software — 1.0%

Microsoft Corp.	150,000	$4,581,000

		$4,581,000

Tobacco — 2.0%

Philip Morris International, Inc.	182,845	$8,974,032

		$8,974,032

Wireless Telecommunication Services — 2.0%

Vodafone Group PLC	4,000,000	$8,953,375

		$8,953,375

Total Common Stocks
(identified cost $385,350,131)		$445,114,379

Preferred Stocks — 0.3%

Security	Shares	Value

Commercial Banks — 0.1%

Bank of America Corp., 8.125%(3)	1,000	$100,792
Barclays Bank PLC, 7.434%(2)(3)	100	101,798
BBVA International SA Unipersonal, 5.919%(3)	120	96,725
Credit Agricole SA/London, 6.637%(2)(3)	115	100,438

See notes to financial statements

15

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

Lloyds Banking Group PLC, 6.657%(1)(2)(3)	190	$126,350
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	100,200
Wells Fargo & Co., Series L, 7.50%	105	103,530

		$729,833

Insurance — 0.1%

Aegon NV, 6.375%	5,000	$96,650
AXA SA, 6.463%(2)(3)	120	110,919
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	121,350
ING Capital Funding Trust III, 8.439%(3)	110	107,886

		$436,805

Real Estate Investment Trusts (REITs) — 0.1%

Developers Diversified Realty Corp., Series I, 7.50%	5,000	$112,500
Regency Centers Corp., Series C, 7.45%	4,000	97,160
Vornado Realty, LP, 7.875%	4,000	102,680

		$312,340

Total Preferred Stocks
(identified cost $1,467,237)		$1,478,978

Corporate Bonds & Notes — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 0.1%

Capital One Capital V, 10.25%, 8/15/39	$100	$120,625
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57(4)(5)	100	100,500
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(5)	120	101,312

		$322,437

Diversified Financial Services — 0.0%

General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$110	$106,012

		$106,012

Oil, Gas & Consumable Fuels — 0.0%

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$103,744

		$103,744

Total Corporate Bonds & Notes
(identified cost $519,931)		$532,193

Total Investments — 99.8%
(identified cost $387,337,299)		$447,125,550

Other Assets, Less Liabilities — 0.2%		$940,360

Net Assets — 100.0%		$448,065,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

During the six months ended April 30, 2010, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the six months ended April 30, 2010 was $2,750 and $0, respectively.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $439,505 or 0.1% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(4)	The maturity date shown is the scheduled maturity date which is earlier than the final maturity date due to the possibility of earlier repayment.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

See notes to financial statements

16

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	68.4%	$306,574,401
Switzerland	9.4	42,005,945
France	6.9	31,152,264
United Kingdom	5.0	22,317,041
Germany	4.1	18,179,272
Italy	2.3	10,324,465
Finland	1.8	8,086,400
Norway	1.2	5,325,800
Sweden	0.6	2,804,145
Hungary	0.1	355,817

Total Investments	99.8%	$447,125,550

See notes to financial statements

17

Dividend Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $387,337,299)	$447,125,550
Foreign currency, at value (identified cost, $408,018)	408,602
Dividends and interest receivable	3,378,049
Interest receivable from affiliated investment	620
Receivable for investments sold	32,476,525
Receivable for closed forward foreign currency exchange contracts	992,843
Tax reclaims receivable	2,094,619

Total assets	$486,476,808

Liabilities

Demand note payable	$3,400,000
Payable for investments purchased	34,218,570
Payable for open forward foreign currency exchange contracts	405,950
Due to custodian	52,293
Payable to affiliates:
Investment adviser fee	243,457
Trustees’ fees	1,257
Accrued expenses	89,371

Total liabilities	$38,410,898

Net Assets applicable to investors’ interest in Portfolio	$448,065,910

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$388,768,396
Net unrealized appreciation	59,297,514

Total	$448,065,910

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,310,726)	$18,132,480
Interest	5,160
Interest income allocated from affiliated investments	8,103
Expenses allocated from affiliated investments	(5,353)

Total investment income	$18,140,390

Expenses

Investment adviser fee	$1,409,953
Trustees’ fees and expenses	7,552
Custodian fee	125,962
Legal and accounting services	18,354
Miscellaneous	10,347

Total expenses	$1,572,168

Deduct —
Reduction of custodian fee	$10

Total expense reductions	$10

Net expenses	$1,572,158

Net investment income	$16,568,232

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(9,390,615)
Investment transactions allocated from affiliated investments	10,592
Foreign currency and forward foreign currency exchange contract transactions	809,649

Net realized loss	$(8,570,374)

Change in unrealized appreciation (depreciation) —
Investments	$25,922,024
Foreign currency and forward foreign currency exchange contracts	(515,703)

Net change in unrealized appreciation (depreciation)	$25,406,321

Net realized and unrealized gain	$16,835,947

Net increase in net assets from operations	$33,404,179

See notes to financial statements

18

Dividend Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$16,568,232	$27,862,324
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(8,570,374)	(82,862,144)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	25,406,321	68,945,200

Net increase in net assets from operations	$33,404,179	$13,945,380

Capital transactions —
Contributions	$24,706,663	$179,918,700
Withdrawals	(18,244,615)	(75,467,439)

Net increase from capital transactions	$6,462,048	$104,451,261

Net increase in net assets	$39,866,227	$118,396,641

Net Assets

At beginning of period	$408,199,683	$289,803,042

At end of period	$448,065,910	$408,199,683

See notes to financial statements

19

Dividend Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	October 31, 2006(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72	%(3)	0.73%	0.75%	0.76%	0.88	%(3)
Net investment income	7.61	%(3)(4)	8.04%	9.27%	6.77%	15.44	%(3)
Portfolio Turnover	80	%(5)	177%	256%	87%	170	%(5)

Total Return	8.13	%(5)	1.11%	(33.97)%	18.88%	10.33	%(5)

Net assets, end of period (000’s omitted)	$448,066		$408,200	$289,803	$316,239	$74,638

(1)	For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes special dividends equal to 1.24% of average daily net assets.

(5)	Not annualized.

See notes to financial statements

20

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Dividend Income Fund held a 95.4% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to

21

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted

22

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $1,414,225 of which $4,272 was allocated from Cash Management Portfolio and $1,409,953 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $383,793,650 and $338,807,049, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$394,623,091

Gross unrealized appreciation	$58,501,251
Gross unrealized depreciation	(5,998,792)

Net unrealized appreciation	$52,502,459

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

6/3/10	Euro 10,261,283	United States Dollar 13,602,357	$(61,689)
6/3/10	Euro 9,014,864	United States Dollar 11,936,536	(67,762)
6/3/10	Euro 8,975,518	United States Dollar 11,875,508	(76,397)
6/3/10	Euro 9,620,901	United States Dollar 12,718,831	(92,474)
6/3/10	Euro 11,956,348	United States Dollar 15,813,586	(107,628)

			$(405,950)

23

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010, closed forward foreign currency sales contracts excluded above amounted to a receivable of $992,843.

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $992,843, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$992,843	$(405,950)

(1)	Statement of Assets and Liabilities location: Receivable for closed forward foreign currency exchange contracts and Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$992,843	$(405,950)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $15,544,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2010, the Portfolio had a balance outstanding pursuant to this line of credit of $3,400,000 at an interest rate of 1.44%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2010. The Portfolio’s average borrowings or allocated fees during the six months ended April 30, 2010 were not significant.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S.

24

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$33,222,609	$9,238,786	$—	$42,461,395
Consumer Staples	21,212,152	10,499,936	—	31,712,088
Energy	52,069,865	21,549,361	—	73,619,226
Financials	83,904,969	18,468,193	—	102,373,162
Health Care	30,440,668	13,325,755	—	43,766,423
Industrials	29,915,906	16,472,750	—	46,388,656
Information Technology	36,993,245	—	—	36,993,245
Materials	10,129,245	—	—	10,129,245
Telecommunication Services	17,975,844	13,110,051	—	31,085,895
Utilities	14,682,500	11,902,544	—	26,585,044

Total Common Stocks	$330,547,003	$114,567,376 *	$—	$445,114,379

Preferred Stocks Financials	734,070	744,908	—	1,478,978

Total Preferred Stocks	$734,070	$744,908	$—	$1,478,978

Corporate Bonds & Notes	$—	$532,193	$—	$532,193

Total Investments	$331,281,073	$115,844,477	$—	$447,125,550

Forward Foreign Currency Exchange Contracts	$—	$992,843	$—	$992,843

Total	$331,281,073	$116,837,320	$—	$448,118,393

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(405,950)	$—	$(405,950)

Total	$—	$(405,950)	$—	$(405,950)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

9   Subsequent Event

Effective June 11, 2010, the name of Dividend Income Portfolio was changed to Global Dividend Income Portfolio.

25

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

26

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

27

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2009 for the Fund. The Board noted that appropriate actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees, and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the Portfolio advisory fee, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

28

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES CONT’D

Dividend Income Portfolio

Officers
 Duncan W. Richardson
President

Aamer Khan
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

30

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Investment Adviser of Dividend Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investing Services
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2634-6/10	DIVISRC

Semiannual Report April 30, 2010 EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010
INVESTMENT UPDATE

Mark S. Venezia, CFA
Co-Portfolio Manager
Economic and Market Conditions
•	During the six months ending April 30, 2010, the strongest returns in the global credit markets were generated by the riskier assets. The credit spread tightening that was a highlight of the prior six-month period continued across virtually all fixed-income markets. Similarly, most emerging-market currencies rallied against the U.S. dollar and the euro. Looking across the currency markets, the strongest performers were those of Eastern Europe, the Middle East and Africa (against the euro) and emerging Asia (against the dollar).
•	Despite the rally across many markets, the most notable developments during the period were the problems in Europe. The euro depreciated by approximately 10% against the U.S. dollar during the six-month period, as markets increasingly focused on the fiscal problems in Portugal, Italy, Greece and Spain. In addition, heightened fiscal concerns, focusing on Greece’s debt and deficit levels, were a source of consistent negative headlines throughout the period, resulting in increased volatility and a significant widening in the country’s sovereign credit default swap (CDS) spreads.
•	Globally, economic data provided evidence of economic recovery, particularly in the emerging markets. Regionally, Asia produced the strongest growth results, with the Euro Zone lagging. Consistent with the economic recovery, during the last few months of the period, central banks in certain emerging-market and commodity-exporting countries began removing their monetary stimuli. Notably, the central banks of Australia, Norway, India, Israel and Malaysia raised interest rates during the first quarter of 2010. In the United States, the Federal Reserve left short-term interest rates unchanged but began unwinding various emergency programs that were designed to stabilize the financial system during the credit crisis.

John R. Baur
Co-Portfolio Manager

Michael A. Cirami, CFA
Co-Portfolio Manager
Management Discussion
•	The Fund[1] seeks to provide total return by investing in securities, derivatives, and other instruments to establish long and short investment exposures to emerging markets. In this connection, the Fund invests at least 80% of total net assets in securities denominated in currencies of emerging-market countries, fixed-income instruments issued by emerging market entities or sovereigns, and/or derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries.
•	During the six months ending April 30, 2010, the Fund’s Class A shares outperformed its benchmark, the JP Morgan Government Bond Index – Emerging Market Global Diversified (Unhedged) (the Index). The Fund’s outperformance was primarily driven by the regional outperformance in Eastern Europe and Latin America. Non-benchmark positions in Western Europe also contributed positively to returns. The Fund’s performance lagged the benchmark in the regions of Asia and Africa.

Total Return Performance
10/31/09 – 4/30/10

Class A3	10.12%
Class I3	7.47	*
JPMorgan Government Bond Index – Emerging Market Global Diversified (Unhedged)[2]	9.09

*	Performance is cumulative since share class inception on 11/30/09. See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Emerging Markets Local Income Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[3]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares. If the sales charge was deducted, the return would be lower. Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010
INVESTMENT UPDATE
•	The Fund’s exposures in Eastern Europe contributed significantly to its relative performance, primarily due to positions in Poland and Turkey. Despite the problems in Europe, these two countries remained fundamentally strong. Poland, in particular, registered the only positive growth in the region in 2009. Reflecting this economic performance, the Polish zloty appreciated during the period from its undervalued levels in the prior six months. The Fund was overweight Poland, and its inflation-linked bond positions outperformed other local bonds in Turkey.
•	Within Latin America, the Fund’s positions in Brazil, Colombia and Chile outperformed those in the Index. In addition, non-benchmark positions in Uruguary and Costa Rica also contributed to relative performance, offsetting underperformance in Mexico where the Fund’s duration was shorter relative to the benchmark.
•	The emerging Asian economies produced strong growth during the period, particularly in comparison to the U.S. and Europe. Along with significant inflows into equity markets, this economic performance resulted in the appreciation of many non-benchmark Asian currencies. Fund positions in India, Indonesia, South Korea, and Malaysia all benefited from this currency rally. Fund performance in the benchmark countries of Indonesia, Thailand, and Malaysia lagged that of the Index, as the Fund remained underweight duration in the Asian region.
•	Within Africa, the positive contributions of non-benchmark positions in Egypt, Ghana, and Zambia were not enough to offset underperformance in South Africa. Despite its endowment of natural resources, management remained concerned about South Africa’s fundamentals and maintained underweight positions in this country relative to the Index.
•	The Fund’s duration remained steady from October 31, 2009, at 4.54 years as of April 30, 2010. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.
Portfolio Composition
Securities Holdings (excludes derivative positions)1
By total net assets

[1]	Securities Holdings reflect the Portfolio’s securities positions as of 4/30/10. For International and Emerging Market currency exposures, please refer to the Currency Positions table below.

Currency Positions[2]

By total net assets

Brazil	11.6%
Poland	11.6
Indonesia	10.9
Turkey	10.6
Malaysia	10.5
Mexico	10.2
Thailand	9.6
Hungary	8.1
South Africa	7.4
Colombia	4.6
Russia	4.1
Egypt	2.7
Lebanon	2.5
India	2.0
Peru	1.9
South Korea	0.9
Israel	0.8
Norway	0.7
Kazakhstan	0.6
China	0.6
Uruguay	0.5
Sweden	0.4
Zambia	0.4
Ghana	0.3
Australia	0.3
Taiwan	0.2
Hong Kong	0.1
United Arab Emirates	0.1
Costa Rica	0.1
Iceland	0.1
Ukraine	0.0
Sri Lanka	0.0
Chile	-0.1
Japan	-0.7
Euro	-5.5

[2]	Currency Positions reflect the Portfolio’s investments as of 4/30/10. Currency exposures include all foreign exchange denominated assets and all currency derivatives. As of 4/30/10, Foreign Long Derivatives were 66.7%; Other Foreign Short Derivatives were 12.0%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010
FUND PERFORMANCE

Fund Performance[1]	Class A	Class I
Share Class Symbol	EEIAX	EEIIX

Average Annual Total Returns (at net asset value)

Six Months	10.12%	N.A.
One Year	30.53	N.A.
Life of Fund†	11.71	7.47	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	4.90%	N.A.
One Year	24.36	N.A.
Life of Fund†	9.81	7.47	%††

†	Inception Date – Class A: 6/27/07; Class I: 11/30/09.

††	Returns are cumulative since inception of the share class.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. Class I shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class I

Gross Expense Ratio	5.50%	5.20%
Net Expense Ratio	1.25	0.95

[2]	Source: Prospectus dated 3/1/10. Reflects a contractual expense limitation that continues through February 28, 2011. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Emerging Markets Local Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual*
Class A	$1,000.00	$1,101.20	$6.51	***
Class I	$1,000.00	$1,074.70	$4.10	***

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	***
Class I	$1,000.00	$1,020.10	$4.76	***

*	Class I had not commenced operations as of November 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares and 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 152/365 for Class I (to reflect the period from commencement of operations on November 30, 2009 to April 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009 (November 27, 2009 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares and 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009 (November 27, 2009 for Class I). The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of expenses to the administrator, the expenses would be higher.

4

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $41,732,398)	$41,654,278
Receivable for Fund shares sold	653,595
Receivable from affiliate	16,760

Total assets	$42,324,633

Liabilities

Payable for Fund shares redeemed	$7,165
Distributions payable	64,645
Payable to affiliate:
Distribution and service fees	4,570
Accrued expenses	7,363

Total liabilities	$83,743

Net Assets	$42,240,890

Sources of Net Assets

Paid-in capital	$42,643,089
Accumulated net realized loss from Portfolio	(286,482)
Accumulated distributions in excess of net investment income	(37,597)
Net unrealized depreciation from Portfolio	(78,120)

Total	$42,240,890

Class A Shares

Net Assets	$34,928,193
Shares Outstanding	3,345,481
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.44
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.96

Class I Shares

Net Assets	$7,312,697
Shares Outstanding	699,019
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolio (net of foreign taxes, $18,256)	$285,034
Dividends allocated from Portfolio	47
Expenses allocated from Portfolio	(39,431)

Total investment income from Portfolio	$245,650

Expenses

Distribution and service fees
Class A	$11,424
Trustees’ fees and expenses	250
Custodian fee	4,644
Transfer and dividend disbursing agent fees	3,809
Legal and accounting services	10,422
Printing and postage	13,143
Registration fees	20,307
Miscellaneous	7,537

Total expenses	$71,536

Deduct —
Allocation of expenses to affiliate	$60,058

Total expense reductions	$60,058

Net expenses	$11,478

Net investment income	$234,172

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(61,458)
Financial futures contracts	(1,018)
Swap contracts	(6,776)
Written options	5,239
Foreign currency and forward foreign currency exchange contract transactions	292,698

Net realized gain	$228,685

Change in unrealized appreciation (depreciation) —
Investments	$258,313
Financial futures contracts	3,612
Swap contracts	69,152
Written options	(944)
Foreign currency and forward foreign currency exchange contracts	(169,557)

Net change in unrealized appreciation (depreciation)	$160,576

Net realized and unrealized gain	$389,261

Net increase in net assets from operations	$623,433

5

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$234,172	$118,708
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	228,685	(14,306)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	160,576	433,776

Net increase in net assets from operations	$623,433	$538,178

Distributions to shareholders —
From net investment income
Class A	$(288,011)	$(189,242)
Class I	(25,596)	—

Total distributions to shareholders	$(313,607)	$(189,242)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$30,991,321	$3,737,172
Class I	7,338,008	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	158,304	83,956
Class I	19,321	—
Cost of shares redeemed
Class A	(1,799,815)	(408,172)
Class I	(66,774)	—

Net increase in net assets from Fund share transactions	$36,640,365	$3,412,956

Net increase in net assets	$36,950,191	$3,761,892

Net Assets

At beginning of period	$5,290,699	$1,528,807

At end of period	$42,240,890	$5,290,699

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(37,597)	$41,838

6

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$9.850		$8.280	$10.770	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.285		$0.487	$0.475	$0.165
Net realized and unrealized gain (loss)	0.693		1.864	(1.727)	0.732

Total income (loss) from operations	$0.978		$2.351	$(1.252)	$0.897

Less Distributions

From net investment income	$(0.388)		$(0.781)	$(0.640)	$(0.259)
From net realized gain	–		–	(0.381)	–
Tax return of capital	–		–	(0.217)	–

Total distributions	$(0.388)		$(0.781)	$(1.238)	$(0.259)

Capital contribution from administrator(2)	$–		$–	$–	$0.132

Net asset value — End of period	$10.440		$9.850	$8.280	$10.770

Total Return(3)	10.12	%(4)	30.05%	(13.38)%	10.44	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,928		$5,291	$1,529	$11
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.25	%(9)	1.25%	1.25%	1.25	%(9)
Net investment income	5.63	%(9)	5.37%	4.73%	4.67	%(9)
Portfolio Turnover of the Portfolio	11	%(4)	26%	38%	2	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Absent a capital contribution by the administrator in the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.12%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The administrator subsidized certain operating expenses (equal to 1.45%, 4.25%, 4.63% and 287.76% of average daily net assets for the six months ended April 30, 2010, the years ended October 31, 2009 and 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(9)	Annualized.

7

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.060

Income (Loss) From Operations

Net investment income(2)	$0.242
Net realized and unrealized gain	0.494

Total income from operations	$0.736

Less Distributions

From net investment income	$(0.336)

Total distributions	$(0.336)

Net asset value — End of period	$10.460

Total Return(3)	7.47	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,313
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95	%(8)
Net investment income	5.67	%(8)
Portfolio Turnover of the Portfolio	11	%(4)

(1)	For the period from commencement of operations on November 30, 2009 to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The administrator subsidized certain operating expenses (equal to 1.45% of average daily net assets for the period from commencement of operations on November 30, 2009 to April 30, 2010).

(8)	Annualized.

8

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (25.0% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $500,426 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($353,896) and October 31, 2017 ($146,530).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any

9

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2010, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25% and 0.95% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2011. Pursuant to this agreement, EVM was allocated $60,058 of the Fund’s operating expenses for the six months ended April 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $164 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,037 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $11,424 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net

10

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $36,858,818 and $1,155,725, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	2,971,879	389,522
Issued to shareholders electing to receive payments of distributions in Fund shares	15,550	9,086
Redemptions	(178,916)	(46,327)

Net increase	2,808,513	352,281

	Period Ended
	April 30, 2010
Class I	(Unaudited)(1)

Sales	703,827
Issued to shareholders electing to receive payments of distributions in Fund shares	1,899
Redemptions	(6,707)

Net increase	699,019

(1)	For the period from commencement of operations on November 30, 2009 to April 30, 2010.

At April 30, 2010, Eaton Vance Corp. owned 47.3% of the value of the outstanding shares of the Fund.

11

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

		Principal
Security		Amount	Value

Brazil — 7.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	439,869	$240,788
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	813,676
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,415,406
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,619,275
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	8,065,000	4,150,465
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	362,477

Total Brazil (identified cost $11,878,518)			$12,602,087

Chile — 0.1%

Government of Chile, 2.10%, 9/1/15(1)	CLP	84,126,000	$158,668

Total Chile (identified cost $152,618)			$158,668

Colombia — 3.3%

Republic of Colombia, 9.85%, 6/28/27	COP	4,900,000,000	$3,130,430
Republic of Colombia, 12.00%, 10/22/15	COP	3,700,000,000	2,389,683

Total Colombia (identified cost $4,697,985)			$5,520,113

Congo — 0.0%

Republic of Congo, 3.00%, 6/30/29	USD	109,250	$62,546

Total Congo (identified cost $43,415)			$62,546

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	91,552,736	$139,756
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	10,809,716	19,146

Total Costa Rica (identified cost $139,967)			$158,902

Egypt — 0.2%

Arab Republic of Egypt, 8.75%, 7/18/12(2)	EGP	1,690,000	$310,882

Total Egypt (identified cost $296,068)			$310,882

Georgia — 0.2%

Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$292,460

Total Georgia (identified cost $204,082)			$292,460

Ghana — 0.2%

Ghana Government Bond, 13.00%, 8/2/10	GHS	470,000	$332,168

Total Ghana (identified cost $503,347)			$332,168

Greece — 0.1%

Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$240,919

Total Greece (identified cost $275,133)			$240,919

Hungary — 7.2%

Hungary Government Bond, 5.50%, 2/12/16	HUF	530,000,000	$2,529,440
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,706,116
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	904,810
Hungary Government Bond, 6.50%, 6/24/19	HUF	325,000,000	1,603,556
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,542,493
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	747,899
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,651,544
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	322,260

Total Hungary (identified cost $11,378,445)			$12,008,118

Indonesia — 9.3%

Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$1,132,294
Indonesia Government, 9.00%, 9/15/18	IDR	35,550,000,000	4,080,540
Indonesia Government, 9.50%, 6/15/15	IDR	16,085,000,000	1,885,276
Indonesia Government, 9.50%, 7/15/23	IDR	8,365,000,000	960,945
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,343,382
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,613,422
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	1,887,817
Indonesia Government, 11.50%, 9/15/19	IDR	12,000,000,000	1,590,413

Total Indonesia (identified cost $13,602,981)			$15,494,089

See notes to financial statements

12

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
Security		Amount	Value

Israel — 0.4%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	545,709	$157,723
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	1,384,655	442,157

Total Israel (identified cost $586,302)			$599,880

Macedonia — 0.2%

Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$337,168

Total Macedonia (identified cost $247,893)			$337,168

Malaysia — 8.0%

Malaysian Government, 3.74%, 2/27/15	MYR	13,350,000	$4,219,422
Malaysian Government, 3.76%, 4/28/11	MYR	10,900,000	3,462,890
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,455,656
Malaysian Government, 4.50%, 4/15/30	MYR	3,480,000	1,091,045

Total Malaysia (identified cost $12,254,021)			$13,229,013

Mexico — 4.1%

Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	$4,399,372
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,345,427

Total Mexico (identified cost $6,447,696)			$6,744,799

Peru — 1.9%

Republic of Peru, 6.90%, 8/12/37(2)	PEN	2,367,000	$873,981
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	722,812
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	451,410
Republic of Peru, 8.60%, 8/12/17	PEN	2,605,000	1,105,029

Total Peru (identified cost $2,904,758)			$3,153,232

Poland — 3.2%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,767,383	$600,278
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	686,625
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,202,055
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,841,839
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,031,909

Total Poland (identified cost $5,850,657)			$5,362,706

South Africa — 5.2%

Republic of South Africa, 6.25%, 3/31/36	ZAR	16,800,000	$1,698,857
Republic of South Africa, 6.50%, 6/2/14	USD	1,415,000	1,567,113
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,768,101
Republic of South Africa, 10.50%, 12/21/26	ZAR	10,600,000	1,653,365

Total South Africa (identified cost $8,190,735)			$8,687,436

Taiwan — 0.2%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	11,900,000	$378,147

Total Taiwan (identified cost $378,285)			$378,147

Thailand — 4.2%

Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$693,671
Kingdom of Thailand, 3.875%, 6/13/19	THB	48,635,000	1,544,233
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	2,971,153
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,847,482

Total Thailand (identified cost $6,527,144)			$7,056,539

Turkey — 7.3%

Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	687,114	$566,248
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	6,130,368	4,723,587
Turkey Government Bond, 10.50%, 1/15/20	TRY	1,940,000	1,304,541
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	5,286,277	4,620,077
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	950,837

Total Turkey (identified cost $10,157,497)			$12,165,290

Uruguay — 0.5%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	13,574,574	$751,691

Total Uruguay (identified cost $582,148)			$751,691

Total Foreign Government Bonds (identified cost $97,299,695)			$105,646,853

See notes to financial statements

13

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Mortgage Pass-Throughs — 11.1%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$5,468,510	$6,060,255
7.50%, with maturity at 2034	847,089	950,903

		$7,011,158

Federal National Mortgage Association:
3.04%, with maturity at 2035(3)	$1,839,734	$1,901,769
4.52%, with maturity at 2035(3)	1,638,215	1,713,214
5.50%, with maturity at 2017	937,526	1,002,896
6.00%, with maturity at 2032	1,321,371	1,432,937
6.50%, with maturity at 2017	1,056,518	1,121,880
7.00%, with various maturities to 2033	2,423,784	2,709,133
8.50%, with maturity at 2032	1,387,747	1,610,122

		$11,491,951

Total Mortgage Pass-Throughs (identified cost $17,842,118)		$18,503,109

Common Stocks — 0.2%

Security	Shares	Value

China — 0.2%

Air China, Ltd., Class H(4)	5,300	$5,850
Aluminum Corp. of China Ltd., Class H(4)	9,400	9,165
China Coal Energy Co., Class H	9,800	14,764
China COSCO Holdings Co., Ltd., Class H	6,200	7,865
China Oilfield Services, Ltd., Class H	3,700	5,178
China Petroleum & Chemical Corp., Class H	40,200	32,232
China Railway Group, Ltd., Class H(4)	10,000	6,893
China Shenhua Energy Co., Ltd., Class H	8,100	34,758
China Shipping Container Lines Co., Ltd., Class H(4)	8,500	3,528
China Shipping Development Co., Ltd., Class H(4)	3,100	4,628
Datang International Power Generation Co., Ltd., Class H(4)	7,900	3,303
Huaneng Power International, Inc., Class H	7,300	4,195
Jiangsu Expressway Co., Ltd., Class H	2,900	2,701
Jiangxi Copper Co., Ltd., Class H	3,300	6,921
PetroChina Co., Ltd., Class H	50,500	58,154
Shanghai Electric Group Co., Ltd., Class H	7,100	3,386
Sinopec Shanghai Petrochemical Co., Ltd., Class H(4)	5,600	2,150
Yanzhou Coal Mining Co., Ltd., Class H	4,700	13,074
Zijin Mining Group Co., Ltd., Class H	9,600	7,457

Total China (identified cost $216,839)		$226,202

Total Common Stocks (identified cost $216,839)		$226,202

Short-Term Investments — 24.7%
Foreign Government Securities — 10.7%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.4%

Chilean Government Bond, 6.00%, 7/1/10	CLP	205,000	$398,518
Chilean Government Bond, 8.00%, 8/1/10	CLP	135,000	259,228

Total Chile (identified cost $680,946)			$657,746

Croatia — 0.8%

Croatian Treasury Bill, 0.00%, 3/31/11	EUR	440	$565,820
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	525	674,392

Total Croatia (identified cost $1,250,426)			$1,240,212

Egypt — 2.5%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	3,975	$714,874
Egypt Treasury Bill, 0.00%, 5/11/10	EGP	1,950	350,062
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	6,675	1,193,971
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	1,900	339,240
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	325	57,818
Egypt Treasury Bill, 0.00%, 6/22/10	EGP	775	137,621
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	1,150	203,838
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	850	149,276
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	1,175	204,776
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	825	142,655
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	1,675	289,059
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	1,975	338,784
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	350	58,335

Total Egypt (identified cost $4,236,394)			$4,180,309

Iceland — 0.1%

Iceland Treasury Bill, 0.00%, 6/15/10	ISK	2,200	$14,509
Iceland Treasury Bill, 0.00%, 7/15/10	ISK	13,000	85,212

See notes to financial statements

14

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Iceland (continued)

Iceland Treasury Note, 13.75%, 12/10/10	ISK	7,200	$50,372

Total Iceland (identified cost $150,796)			$150,093

Israel — 1.6%

Israeli Treasury Bill, 0.00%, 4/6/11	ILS	9,766	$2,570,125

Total Israel (identified cost $2,591,263)			$2,750,125

Kazakhstan — 1.4%

Kazakhstan National Bank, 0.00%, 5/7/10	KZT	66,000	$450,633
Kazakhstan National Bank, 0.00%, 5/21/10	KZT	91,220	622,637
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	110,786	756,060
Kazakhstan National Bank, 0.00%, 6/4/10	KZT	23,906	163,120
Kazakhstan National Bank, 0.00%, 6/11/10	KZT	113	773
Kazakhstan National Bank, 0.00%, 7/2/10	KZT	41,080	280,059
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	10,810	73,527

Total Kazakhstan (identified cost $2,320,809)			$2,346,809

Lebanon — 2.4%

Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	180,000	$119,466
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	353,620	234,313
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	368,280	243,818
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	172,420	114,048
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	118,000	77,907
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	1,649,480	1,087,975
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	234,990	154,841
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	69,090	45,478
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	620,360	407,920
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	184,000	120,303
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	1,078,110	701,760
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	334,800	217,706
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560	137,292
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400	66,318
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000	64,501
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940	117,757
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	90,720	61,121
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	113,860	77,743

Total Lebanon (identified cost $4,044,223)			$4,050,267

South Korea — 0.4%

Korea Monetary Stabilization Bond, 0.00%, 5/18/10	KRW	233,370	$210,380
Korea Monetary Stabilization Bond, 0.00%, 6/8/10	KRW	395,790	356,377
Korea Monetary Stabilization Bond, 0.00%, 6/29/10	KRW	175,410	157,748

Total South Korea (identified cost $709,562)			$724,505

Sri Lanka — 1.1%

Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	95,550	$837,218
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	55,680	480,099
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	22,030	189,011
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	129,768
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	78,785
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	116,255

Total Sri Lanka (identified cost $1,822,322)			$1,831,136

Zambia — 0.0%

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000	$61,187

Total Zambia (identified cost $60,382)			$61,187

Total Foreign Government Securities (identified cost $17,867,123)			$17,812,389

See notes to financial statements

15

Emerging Markets Local Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Other Securities — 14.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(5)	$23,219	$23,218,503

Total Other Securities
(identified cost $23,218,503)		$23,218,503

Total Short-Term Investments
(identified cost $41,085,626)		$41,030,892

Total Investments — 99.5%
(identified cost $156,444,278)		$165,407,056

Other Assets, Less Liabilities — 0.5%		$894,302

Net Assets — 100.0%		$166,301,358

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian New Sol

PLN - Polish Zloty

THB - Thai Baht

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $1,184,863 or 0.7% of the Portfolio’s net assets.

(3)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(4)	Non-income producing security.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $3,792 and $0, respectively.

See notes to financial statements

16

Emerging Markets Local Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $133,225,775)	$142,188,553
Affiliated investment, at value (identified cost, $23,218,503)	23,218,503
Restricted cash*	280,000
Foreign currency, at value (identified cost, $360,146)	361,054
Interest and dividends receivable	2,594,842
Receivable for variation margin on open financial futures contracts	74,161
Receivable for open forward foreign currency exchange contracts	483,865
Receivable for closed forward foreign currency exchange contracts	393,440
Receivable for open swap contracts	1,136,835
Receivable for closed swap contracts	48,779
Receivable for closed options	86,431
Premium paid on open swap contracts	479,547

Total assets	$171,346,010

Liabilities

Payable for investments purchased	$3,315,547
Payable for open forward foreign currency exchange contracts	812,909
Payable for closed forward foreign currency exchange contracts	44,712
Payable for open swap contracts	557,575
Due to custodian	38,972
Payable to affiliates:
Investment adviser fee	75,300
Trustees’ fees	372
Accrued expenses	193,830
Premium received on open swap contracts	5,435

Total liabilities	$5,044,652

Net Assets applicable to investors’ interest in Portfolio	$166,301,358

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$157,108,919
Net unrealized appreciation	9,192,439

Total	$166,301,358

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $194,844)	$4,345,985
Dividends (net of foreign taxes, $27)	245
Interest allocated from affiliated investments	6,141
Expenses allocated from affiliated investments	(2,349)

Total investment income	$4,350,022

Expenses

Investment adviser fee	$398,175
Trustees’ fees and expenses	2,259
Custodian fee	153,223
Legal and accounting services	25,249
Miscellaneous	7,761

Total expenses	$586,667

Deduct —
Reduction of custodian fee	$10

Total expense reductions	$10

Net expenses	$586,657

Net investment income	$3,763,365

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$491,067
Investment transactions allocated from affiliated investments	(11,180)
Financial futures contracts	(60,514)
Swap contracts	(103,889)
Written options	21,790
Foreign currency and forward foreign currency exchange contract transactions	2,643,082

Net realized gain	$2,980,356

Change in unrealized appreciation (depreciation) —
Investments	$4,231,482
Financial futures contracts	(27,480)
Swap contracts	638,575
Written options	(12,895)
Foreign currency and forward foreign currency exchange contracts	385,191

Net change in unrealized appreciation (depreciation)	$5,214,873

Net realized and unrealized gain	$8,195,229

Net increase in net assets from operations	$11,958,594

See notes to financial statements

17

Emerging Markets Local Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$3,763,365	$4,569,753
Net realized gain from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	2,980,356	4,935,494
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	5,214,873	12,367,756

Net increase in net assets from operations	$11,958,594	$21,873,003

Capital transactions —
Contributions	$39,501,177	$34,727,341
Withdrawals	(1,198,276)	(1,397,348)

Net increase in net assets from capital transactions	$38,302,901	$33,329,993

Net increase in net assets	$50,261,495	$55,202,996

Net Assets

At beginning of period	$116,039,863	$60,836,867

At end of period	$166,301,358	$116,039,863

See notes to financial statements

18

Emerging Markets Local Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96	%(3)	0.91%	0.96%	1.13	%(3)
Net investment income	6.11	%(3)	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	11	%(4)	26%	38%	2	%(4)

Total Return	10.28	%(4)	30.48%	(13.13)%	10.48	%(4)

Net assets, end of period (000’s omitted)	$166,301		$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

19

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 25.0%, 8.7% and 66.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the

20

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio.

21

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a

22

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross- currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the

23

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On average daily net assets of $1 billion and over, the annual fee is reduced. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $399,596 of which $1,421 was allocated from Cash Management and $398,175 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$31,748,856
U.S. Government and Agency Securities	0

$31,748,856

Sales

Investments (non-U.S. Government)	$9,072,201
U.S. Government and Agency Securities	1,976,556

$11,048,757

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,236,532

Gross unrealized appreciation	$9,639,058
Gross unrealized depreciation	(1,468,534)

Net unrealized appreciation	$8,170,524

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/4/10	Thailand Baht 53,367,460	United States Dollar 1,648,871	$(255)
5/6/10	Kazak Tenge 66,000,000	United States Dollar 448,217	(2,482)

24

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/7/10	Sri Lankan Rupee 4,500,000	United States Dollar 38,396	$(1,076)
5/7/10	Sri Lankan Rupee 41,770,000	United States Dollar 356,399	(9,986)
5/7/10	Sri Lankan Rupee 49,280,000	United States Dollar 420,299	(11,961)
5/10/10	South African Rand 25,093,158	United States Dollar 3,342,234	(51,427)
5/17/10	Euro 1,490,000	United States Dollar 2,035,467	51,513
5/24/10	Euro 1,530,000	United States Dollar 2,057,957	20,691
5/25/10	Euro 208,434	United States Dollar 279,209	1,669
5/26/10	Japanese Yen 108,609,016	United States Dollar 1,164,346	7,931
5/27/10	Kazak Tenge 10,530,000	United States Dollar 71,487	(428)
6/10/10	Kazak Tenge 113,400	United States Dollar 771	(3)
7/6/10	Chilean Peso 123,500,000	United States Dollar 252,169	14,216
7/6/10	Chilean Peso 61,800,000	United States Dollar 125,904	6,831
7/6/10	Chilean Peso 25,700,000	United States Dollar 52,680	3,163
7/16/10	Sri Lankan Rupee 55,680,000	United States Dollar 473,872	(9,193)
7/20/10	Kazak Tenge 36,814,800	United States Dollar 225,858	(25,895)
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 242,640	(37,434)
7/21/10	Kazak Tenge 36,865,500	United States Dollar 227,565	(24,542)
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 240,149	(37,737)
7/23/10	Kazak Tenge 38,380,000	United States Dollar 236,549	(25,931)
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 248,722	(41,503)
8/4/10	Chilean Peso 36,000,000	United States Dollar 68,376	(968)
8/4/10	Chilean Peso 103,000,000	United States Dollar 195,724	(2,677)
8/6/10	Sri Lankan Rupee 22,030,000	United States Dollar 186,933	(3,623)
8/26/10	Kazak Tenge 10,530,000	United States Dollar 71,966	(88)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	(2,650)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	(1,668)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	(1,720)
3/31/11	Euro 440,000	United States Dollar 593,472	7,315
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	9,343
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	4,445
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	4,316
4/7/11	Euro 525,000	United States Dollar 703,432	4,016

			$(157,798)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/3/10	Indonesian Rupiah 8,911,590,359	United States Dollar 987,543	$1,096
5/4/10	Brazilian Real 4,128,849	United States Dollar 2,394,230	(18,939)
5/4/10	Thailand Baht 15,647,460	United States Dollar 483,693	(75)
5/4/10	Thailand Baht 19,040,000	United States Dollar 589,656	(1,185)
5/4/10	Thailand Baht 18,670,000	United States Dollar 580,986	(3,950)
5/6/10	Malaysian Ringgit 6,040,000	United States Dollar 1,889,921	6,593
5/6/10	Malaysian Ringgit 530,000	United States Dollar 162,402	4,014
5/6/10	Swedish Krona 2,180,000	Euro 224,121	2,567
5/7/10	Polish Zloty 3,800,000	United States Dollar 1,286,535	2,173
5/7/10	Polish Zloty 6,680,000	United States Dollar 2,310,379	(44,966)
5/7/10	South African Rand 11,800,000	United States Dollar 1,584,169	12,516
5/7/10	South Korean Won 86,000,000	United States Dollar 76,133	1,433
5/10/10	Indian Rupee 25,020,000	United States Dollar 562,816	677

25

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/10/10	Indian Rupee 25,020,000	United States Dollar 562,816	$677
5/10/10	New Turkish Lira 7,633,570	United States Dollar 5,072,140	50,363
5/10/10	New Turkish Lira 1,389,000	United States Dollar 939,220	(7,132)
5/10/10	Polish Zloty 9,077,883	Euro 2,358,137	(61,879)
5/10/10	South African Rand 2,332,000	United States Dollar 315,028	357
5/10/10	South African Rand 45,964,415	United States Dollar 6,282,038	(65,696)
5/11/10	Indonesian Rupiah 1,883,000,000	United States Dollar 207,219	1,621
5/11/10	Indonesian Rupiah 8,865,000,000	United States Dollar 981,619	1,580
5/11/10	Malaysian Ringgit 1,420,000	United States Dollar 441,955	3,813
5/12/10	Euro 187,283	United States Dollar 250,124	(758)
5/12/10	Hungarian Forint 95,126,780	United States Dollar 469,053	1,670
5/12/10	Hungarian Forint 119,000,000	United States Dollar 608,976	(20,119)
5/12/10	Mexican Peso 8,960,000	United States Dollar 725,107	2,022
5/12/10	Mexican Peso 17,340,194	United States Dollar 1,410,391	(3,187)
5/12/10	Polish Zloty 490,000	Euro 125,990	(1,640)
5/12/10	Polish Zloty 2,160,000	Euro 558,804	(11,784)
5/13/10	Australian Dollar 94,700	United States Dollar 86,839	698
5/13/10	Ghanaian Cedi 188,250	United States Dollar 131,735	1,112
5/13/10	Russian Ruble 33,900,000	United States Dollar 1,161,158	(1,291)
5/13/10	Russian Ruble 18,000,000	United States Dollar 619,195	(3,336)
5/13/10	Russian Ruble 146,621,000	United States Dollar 5,042,681	(26,136)
5/17/10	Australian Dollar 408,900	United States Dollar 381,009	(3,211)
5/17/10	Malaysian Ringgit 740,000	United States Dollar 229,315	2,923
5/19/10	Colombian Peso 3,409,000,000	United States Dollar 1,759,711	(18,512)
5/19/10	Norwegian Krone 2,230,000	Euro 279,982	4,965
5/19/10	Polish Zloty 2,308,000	United States Dollar 802,689	(20,666)
5/19/10	Polish Zloty 15,235,442	United States Dollar 5,319,173	(156,929)
5/19/10	Swedish Krona 2,100,000	Euro 216,562	1,587
5/20/10	Indian Rupee 42,483,000	United States Dollar 956,609	(1,312)
5/24/10	Indian Rupee 14,500,000	United States Dollar 324,530	1,322
5/24/10	Indian Rupee 15,000,000	United States Dollar 336,323	766
5/24/10	Malaysian Ringgit 2,430,000	United States Dollar 757,399	4,977
5/24/10	Malaysian Ringgit 1,765,000	United States Dollar 549,262	4,480
5/24/10	New Turkish Lira 602,258	United States Dollar 403,334	(57)
5/24/10	South Korean Won 163,000,000	United States Dollar 145,927	806
5/24/10	South Korean Won 237,700,000	United States Dollar 213,976	1
5/26/10	Mexican Peso 91,435,975	United States Dollar 7,437,568	(28,015)
5/26/10	Norwegian Krone 4,522,300	Euro 571,452	4,918
5/26/10	Zambian Kwacha 581,200,000	United States Dollar 98,242	24,265
5/27/10	Indonesian Rupiah 3,780,000,000	United States Dollar 418,142	827
5/27/10	Kazak Tenge 10,530,000	United States Dollar 71,975	(61)
5/27/10	Zambian Kwacha 540,750,000	United States Dollar 91,250	22,726
5/28/10	Indian Rupee 10,270,000	United States Dollar 229,908	741
5/28/10	Indian Rupee 16,840,000	United States Dollar 378,384	(182)
5/28/10	New Turkish Lira 138,690	United States Dollar 92,220	591
6/1/10	South Korean Won 349,000,000	United States Dollar 312,721	1,164
6/2/10	Brazilian Real 10,885,000	United States Dollar 6,240,683	(15,658)
6/3/10	Israeli Shekel 2,500,000	United States Dollar 670,691	(255)

26

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

6/4/10	Indonesian Rupiah 6,838,000,000	United States Dollar 755,914	$1,759
6/4/10	Thailand Baht 280,575,000	United States Dollar 8,667,748	2,925
6/11/10	Zambian Kwacha 507,200,000	United States Dollar 104,793	2,048
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 225,861	54,214
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 227,596	50,290
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 237,919	52,306
8/19/10	Zambian Kwacha 212,650,000	United States Dollar 43,073	1,517
8/23/10	Zambian Kwacha 212,650,000	United States Dollar 43,354	1,221
9/28/10	Zambian Kwacha 417,900,000	United States Dollar 79,373	7,952
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	1,594
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	549
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	(2,731)

			$(171,246)

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $393,440 and a payable of $44,712.

Futures Contracts

Sales

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	5 Euro-Bobl	Short	$(779,132)	$(786,621)	$(7,489)
6/10	2 Euro-Bund	Short	(326,889)	(332,463)	(5,574)
5/10	11 Hang Seng H-shares	Short	(836,734)	(853,319)	(16,585)
6/10	28 U.S. 5-Year Treasury Note	Long	3,246,786	3,244,063	(2,723)

					$(32,371)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

Interest Rate Swaps

		Portfolio
	Notional	Pays/				Net
	Amount	Receives	Floating	Annual		Unrealized
	(000’s	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	omitted)	Rate	Index	Rate	Date	(Depreciation)

Bank of America, N.A.	ILS 640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(4,316)

Bank of America, N.A.	ILS 600	Receive	3-month ILS TELBOR	4.54	1/6/15	(5,677)

Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.15	3/5/20	(1,390)

Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.16	3/8/20	(1,427)

Barclays Bank PLC	PLN 8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	127,475

Barclays Bank PLC	THB 143,000	Pay	6-month THBFIX	3.34	2/16/15	85,619

Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	322,901

Citigroup Global Markets	THB 69,000	Pay	6-month THBFIX	3.40	1/14/15	54,133

Credit Suisse	PLN 10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	140,870

Deutsche Bank	PLN 5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(8,191)

Deutsche Bank	PLN 3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(9,045)

JPMorgan Chase Bank	BRL 4,252	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(7,104)

JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBOR	9.05	10/12/15	288,256

						$982,104

BRL - Brazilian Real
ILS - Israeli Shekel
MXN - Mexican Peso
PLN - Polish Zloty
THB - Thailand Baht
ZAR - South African Rand

27

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Sell Protection

					Current
		Notional			Market
		Amount*	Contract		Annual	Net
Reference		(000’s	Annual	Termination	Fixed	Unrealized
Entity	Counterparty	omitted)	Fixed Rate**	Date	Rate***	Depreciation

Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	3.48%	$(48,568)

Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	3.08	(14,756)

Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	3.08	(9,273)

						$(72,597)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount*	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$2,079

Austria	Barclays Bank PLC	200	1.42	3/20/14	(5,954)

Brazil	Bank of America	350	1.00(1)	6/20/20	24

Brazil	Barclays Bank PLC	450	1.65	9/20/19	(6,756)

China	Barclays Bank PLC	200	1.00(1)	3/20/15	(1,839)

China	Barclays Bank PLC	200	1.00(1)	3/20/20	(3,263)

China	Citigroup Global Markets	100	1.00(1)	3/20/20	(1,473)

China	JPMorgan Chase Bank	100	1.00(1)	3/20/15	(965)

Egypt	Citigroup Global Markets	100	1.00(1)	6/20/20	(2,831)

Egypt	Citigroup Global Markets	100	1.00(1)	6/20/20	(2,264)

Egypt	Deutsche Bank	100	1.00(1)	6/20/15	(1,923)

Egypt	Deutsche Bank	100	1.00(1)	6/20/15	(1,717)

Egypt	Deutsche Bank	150	1.00(1)	6/20/15	(1,530)

Egypt	Deutsche Bank	50	1.00(1)	6/20/20	(1,159)

Egypt	Deutsche Bank	100	1.00(1)	6/20/20	(2,333)

Egypt	JPMorgan Chase Bank	100	1.00(1)	6/20/15	(1,801)

Greece	Citigroup Global Markets	225	1.00(1)	6/20/15	16,675

Kazakhstan	Citibank Global Markets	150	1.00(1)	6/20/15	1,195

Kazakhstan	Deutsche Bank	150	1.00(1)	6/20/15	1,263

Lebanon	Barclays Bank PLC	200	1.00(1)	12/20/14	1,690

Lebanon	Citigroup Global Markets	250	3.30	9/20/14	(4,563)

Lebanon	Citigroup Global Markets	200	1.00(1)	12/20/14	1,475

Lebanon	Citigroup Global Markets	150	1.00(1)	12/20/14	1,483

Lebanon	Citigroup Global Markets	100	1.00(1)	12/20/14	845

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,524

Lebanon	Credit Suisse	300	1.00(1)	3/20/15	4,693

Lebanon	Deutsche Bank	100	1.00(1)	3/20/15	2,058

Malaysia	Bank of America	200	0.83	12/20/14	(331)

Malaysia	Barclays Bank PLC	300	2.40	3/20/14	(19,634)

Malaysia	Barclays Bank PLC	400	0.82	12/20/14	(480)

Malaysia	Citigroup Global Markets	300	2.45	3/20/14	(20,215)

Philippines	Barclays Bank PLC	500	1.70	12/20/14	(4,407)

Philippines	Barclays Bank PLC	300	1.84	12/20/14	(4,512)

Philippines	Barclays Bank PLC	100	1.85	12/20/14	(1,549)

Philippines	Barclays Bank PLC	142	1.00(1)	3/20/15	(442)

Philippines	Citigroup Global Markets	200	1.84	12/20/14	(3,008)

Philippines	Citigroup Global Markets	100	1.86	12/20/14	(1,593)

Philippines	Deutsche Bank	150	1.00(1)	3/20/15	(835)

Philippines	JPMorgan Chase Bank	400	1.69	12/20/14	(3,348)

Philippines	JPMorgan Chase Bank	142	1.00(1)	3/20/15	(442)

Russia	Citibank Global Markets	100	1.00(1)	6/20/15	369

Russia	Credit Suisse	200	1.00(1)	3/20/15	732
Russia	Credit Suisse	300	1.00(1)	6/20/15	1,368

South Africa	Bank of America	300	1.00(1)	12/20/19	(1,334)

South Africa	Barclays Bank PLC	300	1.00(1)	12/20/19	(3,426)

South Africa	Barclays Bank PLC	100	1.00(1)	3/20/20	199

South Africa	Citibank Global Markets	100	1.00(1)	3/20/20	(2,017)

South Africa	Citigroup Global Markets	150	1.00(1)	12/20/19	(2,775)

South Africa	Credit Suisse	100	1.00(1)	3/20/20	(183)

South Africa	Credit Suisse	100	1.00(1)	3/20/20	(1,122)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(3,328)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(2,101)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(259)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(107)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(1,943)

Spain	Citibank Global Markets	300	1.00(1)	3/20/20	(2,167)

Spain	Citibank Global Markets	300	1.00(1)	3/20/20	6,448

Spain	Deutsche Bank	300	1.00(1)	3/20/20	(2,167)

Spain	Deutsche Bank	300	1.00(1)	3/20/20	6,901

Spain	Deutsche Bank	550	1.00(1)	6/20/20	(12,396)

Thailand	Barclays Bank PLC	400	0.97	9/20/19	15,891

Thailand	Citigroup Global Markets	400	0.86	12/20/14	7,286

Thailand	Citigroup Global Markets	200	0.95	9/20/19	8,257

Thailand	JPMorgan Chase Bank	200	0.87	12/20/14	3,554

Turkey	Barclays Bank PLC	1,190	2.12	1/20/13	(29,849)

Turkey	Citigroup Global Markets	430	2.93	9/20/19	(33,528)

Uruguay	Citibank Global Markets	100	1.00(1)	6/20/20	64

Uruguay	Deutsche Bank	100	1.00(1)	6/20/20	245

Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	11,019

Banco de Sabadell, S.A.	JPMorgan Chase Bank	110	3.00(1)	3/20/15	5,072

Erste Group Bank AG	Barclays Bank PLC	110	1.00(1)	3/20/15	(1,269)

ING Verzekeringen N.V.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	692

Rabobank Nederland N.V.	JPMorgan Chase Bank	110	1.00(1)	3/20/15	236

Raiffeisen Zentralbank	Barclays Bank PLC	110	1.00(1)	3/20/15	(1,636)

28

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional		Contract		Net
		Amount*		Annual		Unrealized
Reference		(000’s		Fixed	Termination	Appreciation
Entity	Counterparty	omitted)		Rate**	Date	(Depreciation)

iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	400	1.00%(1)	6/20/15	$7,228

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	400	1.00(1)	6/20/15	7,016

						$(85,193)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $900,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Depreciation

JPMorgan Chase Bank	$165,157	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(1,073)

					$(1,073)

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate				Net
	(Currency	(Currency	Floating	Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Rate	Rate	Date	Depreciation

Citigroup Global Markets	TRY 169,736	$105,035	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(17,595)

Citigroup Global Markets	TRY 339,968	205,047	3-month USD-LIBOR-BBA	12.10	2/15/12	(41,368)

Citigroup Global Markets	TRY 500,316	$297,807	3-month USD-LIBOR-BBA	12.46	8/14/13	(92,874)

Credit Suisse	TRY 258,962	149,603	3-month USD-LIBOR-BBA	12.45	2/15/12	(39,315)

JPMorgan Chase Bank	TRY 685,893	463,128	3-month USD-LIBOR-BBA	11.20	5/21/14	(52,829)

						$(243,981)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the six months ended April 30, 2010 was as follows:

	Principal
	Amount of Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of period	JPY 170,000	$21,790
Options expired	JPY (170,000)	(21,790)

Outstanding, end of period	—	$—

JPY - Japanese Yen

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

29

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $522,701.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,014,140, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $295,787. Such maximum amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $1,230,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

	Fair Value

Statement of Assets			Foreign	Interest
and Liabilities Caption	Credit	Equity	Exchange	Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$—	$877,305	$—
Receivable for open swap contracts	117,581	—	—	1,019,254

Total Asset Derivatives	$117,581	$—	$877,305	$1,019,254

Net unrealized appreciation	$—	$—	$—	$(32,371)*
Payable for open and closed forward foreign currency exchange contracts	—	—	(857,621)	—
Payable for open swap contracts	(275,371)	(1,073)	—	(281,131)

Total Liability Derivatives	$(275,371)	$(1,073)	$(857,621)	$(313,502)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2010 was as follows:

Statement of			Foreign	Interest
Operations Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(20,625)	$—
Financial futures contracts	—	—	—	(60,514)
Written options	—	—	21,790	—
Swap contracts	(5,679)	(19,612)	—	(78,598)
Foreign currency and forward foreign currency exchange contract transactions	—	—	2,480,070	—

Total	$(5,679)	$(19,612)	2,481,235	$(139,112)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$19,752	$—
Financial futures contracts	—	—	—	(27,480)
Written options	—	—	(12,895)	—
Swap contracts	2,307	4,917	—	631,351
Foreign currency and forward foreign currency exchange contracts	—	—	383,952	—

Total	$2,307	$4,917	$390,809	$603,871

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2010, which are indicative of the volume of these derivative types, were approximately $1,781,000,

30

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

$88,121,000 and $34,244,000, respectively. The average principal amount of purchased option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $1,130,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Foreign Government Bonds	$—	$105,646,853		$—	$105,646,853
Mortgage Pass-Throughs	—	18,503,109		—	18,503,109
Common Stocks	—	226,202	*	—	226,202
Short-Term – Foreign Government Securities	—	17,812,389		—	17,812,389
Short-Term – Other Securities	—	23,218,503		—	23,218,503

Total Investments	$—	$165,407,056		$—	$165,407,056

Forward Foreign Currency Exchange Contracts	$—	$877,305		$—	$877,305
Swap Contracts	—	1,136,835		—	1,136,835

Total	$—	$167,421,196		$—	$167,421,196

31

Emerging Markets Local Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Currency Exchange Contracts	$—	$(857,621)	$—	$(857,621)
Swap Contracts	—	(557,575)	—	(557,575)
Futures Contracts	(32,371)	—	—	(32,371)

Total	$(32,371)	$(1,415,196)	$—	$(1,447,567)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

32

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

33

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for Emerging Markets Local Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and to the Portfolio by BMR. The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM’s and BMR’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

34

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates in recent years to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and the Portfolio level. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

35

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Local Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

36

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES CONT’D

Emerging Markets Local Income Portfolio

Officers
 Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

37

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Investment Adviser of
Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Emerging Markets Local Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3040-6/10	EMISRC

S e m i a n n u a l R e p o r t A p r i l 3 0 , 2 0 1 0 EATON VANCE FLOATING-RATE FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate Fund as of April 30, 2010

INVESTMENT UPDATE
Economic and Market Conditions

Scott H. Page, CFA
Co-Portfolio Manager

Craig P. Russ
Co-Portfolio Manager
•	During the six months ending April 30, 2010, the U.S. economy continued to strengthen, building on the recovery that began in 2009. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce. Growth was driven by government stimulus, increased business activity and a recovery in consumer spending. During the period, the Federal Reserve (the Fed) left short-term interest rates near zero but began unwinding various emergency programs that were designed to stabilize the financial system during the credit crisis. Meanwhile, corporate profits rebounded as business activity improved and productivity rose. We also saw the mounting effects of the government’s ongoing stimulus plan, which significantly increased the federal deficit and U.S. Treasury borrowing. Long-term interest rates were essentially unchanged during the period, while riskier assets continued to perform well as credit yield spreads tightened.
•	The floating-rate loan market, as measured by the S&P/LSTA Leveraged Loan Index (the Index), returned 9.57% during the six-month period ending April 30, 2010.[1] Performance was driven by a combination of technical and fundamental improvements, which strengthened both the supply/demand balance and the market outlook. From a technical standpoint, robust high-yield bond issuance and improving M&A and IPO markets had the effect of reducing loan supply. High-yield bond issuance alone was responsible for $13 billion of loan repayments in the first quarter of 2010, according to Standard & Poor’s Leveraged Commentary & Data. On the demand side, we saw steady inflows into the asset class, as investors sought more-favorable yields and protection from the anticipated rise in short-term interest rates. From a fundamental standpoint, earnings across the bank loan universe generally improved and default rates continued to decline.
Management Discussion
•	The Fund’s2 investment objective is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers. In managing the Fund, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market.

•	The Fund’s investments included 449 borrowers in 37 industries as of April 30, 2010, with an average loan representing 0.22% of total investments, and no industry constituted more than 10.3% of total investments. Health care, business equipment and services, and cable and satellite television were among the top industry weightings. The Fund’s loans were primarily senior, secured loans to companies with average revenues exceeding $1 billion.

Total Return Performance
10/31/09 – 4/30/10

Advisers Class[3]	8.12%
Class A3	8.15
Class B3	7.74
Class C3	7.87
Class I3	8.37
S&P/LSTA Leveraged Loan Index[1]	9.57
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

[2]	The Fund currently invests in a separate registered investment company, Floating Rate Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Advisers Class and Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Floating-Rate Fund as of April 30, 2010

INVESTMENT UPDATE
•	During the period, the Fund modestly underperformed the Index due to a strong recovery in the riskier end of the market during the second half of 2009 and continuing through April 2010. The Fund previously benefited from being underweighted in the riskier segment of the market. The CCC rated loan category, which saw the largest declines in 2008 (down 45.8%), returned 88.6% in calendar 2009, and 20.4% during the six months ending April 30, 2010. Our slight underweight to this ratings category in favor of higher quality issues was a headwind during the period. Even defaulted loans outperformed the Index as a whole, posting a 21.6% return during the six-month period. However, we believe that the Fund’s longstanding underweight to riskier loan issuers has benefited its relative performance over the longer-term with less volatility.

•	In terms of industry sectors, relative overweights to the business equipment and services, cable and satellite television, and health care industries benefited relative performance. Underweight positions in the electronics, financial intermediaries and utilities industries detracted from performance relative to the Index.

•	While significant economic and business risks continue to exist throughout the world, we believe the loan market should remain relatively stable in the near term. The Fund primarily invests in floating-rate securities, which means that if the Fed should increase rates out of concern about inflation, the Fund’s yield can be expected to rise. The reset of interest payable on floating-rate bank loans also helps to mitigate the effect of rising interest rates on bank loan fund values, while fixed-income fund values generally fall in a rising interest rate environment.
Portfolio Composition
Top 10 Holdings1
By total investments

Community Health Systems, Inc.	1.3%
Rite Aid Corp.	1.2
UPC Broadband Holding B.V.	1.2
SunGard Data Systems, Inc.	1.1
Aramark Corp.	1.1
Intelsat Corp.	1.1
HCA, Inc.	1.1
Charter Communications Operating, Inc.	1.1
Georgia-Pacific Corp.	1.0
Nielsen Finance LLC	0.9

[1]	Top 10 Holdings represented 11.1% of the Portfolio’s total investments as of 4/30/10.
Top Five Industries2
By total investments

Health Care	10.3%
Business Equipment and Services	8.2
Cable and Satellite Television	7.3
Publishing	5.4
Chemicals and Plastics	5.0

[2]	Industries are shown as a percentage of the Portfolio’s total investments as of 4/30/10.
Credit Quality Ratings for Total Loan Investments3
By total loan investments

Baa	2.3%
Ba	41.8
B	35.9
Ca	0.4
Caa	3.5
Defaulted	1.8
Non-Rated	14.3

3	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Floating-Rate Fund as of April 30, 2010
FUND PERFORMANCE

	Advisers
Performance[1]	Class	Class A	Class B	Class C	Class I
Share Class Symbol	EABLX	EVBLX	EBBLX	ECBLX	EIBLX

Average Annual Total Returns (at net asset value)

Six Months	8.12%	8.15%	7.74%	7.87%	8.37%
One Year	31.05	31.17	30.15	30.11	31.51
Five Years	3.64	3.67	2.88	2.91	3.92
Life of Fund†	3.72	3.84	2.95	2.96	4.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	8.12%	5.74%	2.74%	6.87%	8.37%
One Year	31.05	28.21	25.15	29.11	31.51
Five Years	3.64	3.19	2.56	2.91	3.92
Life of Fund†	3.72	3.50	2.95	2.96	4.00

†	Inception Dates – Advisers Class: 2/7/01; Class A: 5/5/03; Class B: 2/5/01; Class C: 2/1/01; Class I: 1/30/01

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class I and Advisers Class shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Advisers Class, Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of purchase.

Total Annual	Advisers
Operating Expenses[2]	Class	Class A	Class B	Class C	Class I

Expense Ratio	1.12%	1.12%	1.88%	1.87%	0.87%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Floating-Rate Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Floating-Rate Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Advisers Class	$1,000.00	$1,081.20	$5.47
Class A	$1,000.00	$1,081.50	$5.47
Class B	$1,000.00	$1,077.40	$9.37
Class C	$1,000.00	$1,078.70	$9.33
Class I	$1,000.00	$1,083.70	$4.18

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.50	$5.31
Class A	$1,000.00	$1,019.50	$5.31
Class B	$1,000.00	$1,015.80	$9.10
Class C	$1,000.00	$1,015.80	$9.05
Class I	$1,000.00	$1,020.80	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Advisers Class shares, 1.06% for Class A shares, 1.82% for Class B shares, 1.81% for Class C shares and 0.81% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Floating Rate Portfolio, at value (identified cost, $3,914,558,891)	$3,854,838,833
Receivable for Fund shares sold	27,564,012

Total assets	$3,882,402,845

Liabilities

Payable for Fund shares redeemed	$22,612,657
Distributions payable	4,637,886
Payable to affiliates:
Distribution and service fees	929,304
Administration fee	456,589
Trustees’ fees	42
Accrued expenses	499,714

Total liabilities	$29,136,192

Net Assets	$3,853,266,653

Sources of Net Assets

Paid-in capital	$4,234,031,686
Accumulated net realized loss from Portfolio	(319,951,607)
Accumulated distributions in excess of net investment income	(1,093,368)
Net unrealized depreciation from Portfolio	(59,720,058)

Total	$3,853,266,653

Advisers Class Shares

Net Assets	$409,766,441
Shares Outstanding	46,021,491
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.90

Class A Shares

Net Assets	$1,145,388,038
Shares Outstanding	124,392,246
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.21
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.42

Class B Shares

Net Assets	$62,863,619
Shares Outstanding	7,070,841
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class C Shares

Net Assets	$705,599,013
Shares Outstanding	79,327,017
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class I Shares

Net Assets	$1,529,649,542
Shares Outstanding	171,740,100
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.91

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolio (net of foreign taxes, $29,953)	$80,610,621
Dividends allocated from Portfolio	1,233
Expenses allocated from Portfolio	(9,122,388)

Total investment income from Portfolio	$71,489,466

Expenses

Administration fee	$2,379,556
Distribution and service fees
Advisers Class	461,875
Class A	1,233,377
Class B	316,527
Class C	3,196,731
Trustees’ fees and expenses	250
Custodian fee	15,204
Transfer and dividend disbursing agent fees	1,090,693
Legal and accounting services	11,484
Printing and postage	155,013
Registration fees	93,945
Miscellaneous	18,433

Total expenses	$8,973,088

Net investment income	$62,516,378

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(56,480,907)
Foreign currency and forward foreign currency exchange contract transactions	30,699,482

Net realized loss	$(25,781,425)

Change in unrealized appreciation (depreciation) —
Investments	$214,138,026
Foreign currency and forward foreign currency exchange contracts	(2,296,515)

Net change in unrealized appreciation (depreciation)	$211,841,511

Net realized and unrealized gain	$186,060,086

Net increase in net assets from operations	$248,576,464

See notes to financial statements

5

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$62,516,378	$106,883,691
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(25,781,425)	(145,294,015)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	211,841,511	624,191,258

Net increase in net assets from operations	$248,576,464	$585,780,934

Distributions to shareholders —
From net investment income
Advisers Class	$(9,745,046)	$(18,396,568)
Class A	(25,653,326)	(35,377,142)
Class B	(1,453,583)	(3,027,634)
Class C	(14,512,535)	(21,153,855)
Class I	(29,598,143)	(27,062,156)

Total distributions to shareholders	$(80,962,633)	$(105,017,355)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$104,086,630	$244,927,561
Class A	352,248,768	399,530,336
Class B	4,959,242	4,252,368
Class C	110,842,399	133,009,445
Class I	793,850,379	717,929,298
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	8,769,142	12,233,492
Class A	19,665,364	26,305,304
Class B	1,013,651	2,005,266
Class C	9,806,951	14,060,570
Class I	11,905,754	12,824,060
Cost of shares redeemed
Advisers Class	(78,191,638)	(353,600,589)
Class A	(229,678,046)	(295,233,661)
Class B	(8,076,178)	(21,870,007)
Class C	(67,046,811)	(141,847,466)
Class I	(214,118,885)	(343,518,077)
Net asset value of shares exchanged
Class A	4,648,386	15,600,597
Class B	(4,648,386)	(15,600,597)
Redemption fees	103,598	582,998

Net increase in net assets from Fund share transactions	$820,140,320	$411,590,898

Net increase in net assets	$987,754,151	$892,354,477

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$2,865,512,502	$1,973,158,025

At end of period	$3,853,266,653	$2,865,512,502

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,093,368)	$17,352,887

See notes to financial statements

6

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Advisers Class
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.450		$7.000	$9.590	$9.840	$9.880	$9.880

Income (Loss) From Operations

Net investment income(1)	$0.173		$0.362	$0.545	$0.636	$0.589	$0.417
Net realized and unrealized gain (loss)	0.504		1.442	(2.618)	(0.239)	(0.037)	(0.005)

Total income (loss) from operations	$0.677		$1.804	$(2.073)	$0.397	$0.552	$0.412

Less Distributions

From net investment income	$(0.227)		$(0.356)	$(0.435)	$(0.648)	$(0.592)	$(0.413)
Tax return of capital	—		—	(0.083)	—	—	—

Total distributions	$(0.227)		$(0.356)	$(0.518)	$(0.648)	$(0.592)	$(0.413)

Redemption fees(1)	$0.000	(2)	$0.002	$0.001	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$8.900		$8.450	$7.000	$9.590	$9.840	$9.880

Total Return(3)	8.12	%(4)	26.83%	(22.55)%	4.13%	5.74%	4.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$409,766		$355,499	$375,801	$972,840	$1,238,349	$1,021,526
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)	1.12%	1.19%	1.05%	1.01%	1.03%
Net investment income	4.02	%(7)	4.95%	6.11%	6.50%	5.97%	4.21%
Portfolio Turnover of the Portfolio	22	%(4)	35%	7%	61%	50%	57%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.740		$7.240	$9.920	$10.180	$10.220	$10.210

Income (Loss) From Operations

Net investment income(1)	$0.178		$0.372	$0.560	$0.657	$0.608	$0.430
Net realized and unrealized gain (loss)	0.525		1.494	(2.705)	(0.248)	(0.036)	0.006 (2)

Total income (loss) from operations	$0.703		$1.866	$(2.145)	$0.409	$0.572	$0.436

Less Distributions

From net investment income	$(0.233)		$(0.368)	$(0.450)	$(0.670)	$(0.612)	$(0.427)
Tax return of capital	—		—	(0.086)	—	—	—

Total distributions	$(0.233)		$(0.368)	$(0.536)	$(0.670)	$(0.612)	$(0.427)

Redemption fees(1)	$0.000	(3)	$0.002	$0.001	$0.001	$0.000 (3)	$0.001

Net asset value — End of period	$9.210		$8.740	$7.240	$9.920	$10.180	$10.220

Total Return(4)	8.15	%(5)	27.01%	(22.66)%	4.12%	5.75%	4.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,145,388		$946,191	$646,322	$1,619,235	$1,839,719	$1,521,460
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.06	%(8)	1.12%	1.19%	1.05%	1.01%	1.03%
Net investment income	4.02	%(8)	4.90%	6.08%	6.50%	5.96%	4.21%
Portfolio Turnover of the Portfolio	22	%(5)	35%	7%	61%	50%	57%

(1)	Computed using average shares outstanding.

(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

See notes to financial statements

8

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.440		$6.990	$9.590	$9.840	$9.870	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.141		$0.315	$0.469	$0.563	$0.511	$0.336
Net realized and unrealized gain (loss)	0.505		1.436	(2.616)	(0.240)	(0.023)	0.002 (2)

Total income (loss) from operations	$0.646		$1.751	$(2.147)	$0.323	$0.488	$0.338

Less Distributions

From net investment income	$(0.196)		$(0.303)	$(0.382)	$(0.574)	$(0.518)	$(0.339)
Tax return of capital	—		—	(0.072)	—	—	—

Total distributions	$(0.196)		$(0.303)	$(0.454)	$(0.574)	$(0.518)	$(0.339)

Redemption fees(1)	$0.000	(3)	$0.002	$0.001	$0.001	$0.000 (3)	$0.001

Net asset value — End of period	$8.890		$8.440	$6.990	$9.590	$9.840	$9.870

Total Return(4)	7.74	%(5)	25.96%	(23.22)%	3.35%	5.06%	3.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,864		$66,309	$85,386	$177,431	$230,454	$264,403
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.82	%(8)	1.88%	1.94%	1.80%	1.77%	1.78%
Net investment income	3.30	%(8)	4.38%	5.29%	5.76%	5.18%	3.40%
Portfolio Turnover of the Portfolio	22	%(5)	35%	7%	61%	50%	57%

(1)	Computed using average shares outstanding.

(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

See notes to financial statements

9

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.440		$6.990	$9.590	$9.840	$9.870	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.141		$0.308	$0.472	$0.562	$0.512	$0.338
Net realized and unrealized gain (loss)	0.505		1.443	(2.619)	(0.239)	(0.024)	(0.000	)(2)

Total income from operations	$0.646		$1.751	$(2.147)	$0.323	$0.488	$0.338

Less Distributions

From net investment income	$(0.196)		$(0.303)	$(0.382)	$(0.574)	$(0.518)	$(0.339)
Tax return of capital	—		—	(0.072)	—	—	—

Total distributions	$(0.196)		$(0.303)	$(0.454)	$(0.574)	$(0.518)	$(0.339)

Redemption fees(1)	$0.000	(3)	$0.002	$0.001	$0.001	$0.000 (3)	$0.001

Net asset value — End of period	$8.890		$8.440	$6.990	$9.590	$9.840	$9.870

Total Return(4)	7.87	%(5)	25.96%	(23.22)%	3.35%	5.06%	3.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$705,599		$618,351	$512,400	$1,142,139	$1,170,248	$1,220,713
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	1.87%	1.94%	1.80%	1.76%	1.78%
Net investment income	3.28	%(8)	4.22%	5.31%	5.75%	5.19%	3.42%
Portfolio Turnover of the Portfolio	22	%(5)	35%	7%	61%	50%	57%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

See notes to financial statements

10

Eaton Vance Floating-Rate Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.450		$7.000	$9.590	$9.840	$9.880	$9.880

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.372	$0.550	$0.658	$0.614	$0.440
Net realized and unrealized gain (loss)	0.515		1.450	(2.601)	(0.237)	(0.037)	(0.003)

Total income (loss) from operations	$0.698		$1.822	$(2.051)	$0.421	$0.577	$0.437

Less Distributions

From net investment income	$(0.238)		$(0.374)	$(0.456)	$(0.672)	$(0.617)	$(0.438)
Tax return of capital	—		—	(0.084)	—	—	—

Total distributions	$(0.238)		$(0.374)	$(0.540)	$(0.672)	$(0.617)	$(0.438)

Redemption fees(1)	$0.000	(2)	$0.002	$0.001	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$8.910		$8.450	$7.000	$9.590	$9.840	$9.880

Total Return(3)	8.37	%(4)	27.14%	(22.36)%	4.39%	6.00%	4.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,529,650		$879,161	$353,249	$532,067	$485,274	$371,698
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.81	%(7)	0.87%	0.92%	0.80%	0.76%	0.78%
Net investment income	4.24	%(7)	4.99%	6.22%	6.73%	6.22%	4.45%
Portfolio Turnover of the Portfolio	22	%(4)	35%	7%	61%	50%	57%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

11

Eaton Vance Floating-Rate Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (71.4% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $292,181,002 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($8,217,006), October 31, 2011 ($8,406,344), October 31, 2012 ($4,215,434), October 31, 2013 ($7,255,003), October 31, 2014 ($1,123,368), October 31, 2015 ($24,641,774), October 31, 2016 ($205,764,300) and October 31, 2017 ($32,557,773).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail,

12

Eaton Vance Floating-Rate Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $2,379,556. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $49,177 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $55,911 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Advisers/Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $461,875 for Advisers Class shares and $1,233,377 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts

13

Eaton Vance Floating-Rate Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $237,395 and $2,397,548 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $10,301,000 and $177,046,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $79,132 and $799,183 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $110,000, $41,000 and $46,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $876,608,525 and $106,156,614, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Advisers Class	(Unaudited)	October 31, 2009

Sales	11,976,447	34,360,507
Issued to shareholders electing to receive payments of distributions in Fund shares	1,013,877	1,692,123
Redemptions	(9,033,760)	(47,679,940)

Net increase (decrease)	3,956,564	(11,627,310)

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	39,073,685	53,515,058
Issued to shareholders electing to receive payments of distributions in Fund shares	2,197,541	3,498,974
Redemptions	(25,684,015)	(40,072,369)
Exchange from Class B shares	518,508	2,015,779

Net increase	16,105,719	18,957,442

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	570,963	577,617
Issued to shareholders electing to receive payments of distributions in Fund shares	117,528	284,177
Redemptions	(938,199)	(3,134,852)
Exchange to Class A shares	(536,411)	(2,084,741)

Net decrease	(786,119)	(4,357,799)

14

Eaton Vance Floating-Rate Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	12,718,411	18,423,107
Issued to shareholders electing to receive payments of distributions in Fund shares	1,135,754	1,960,323
Redemptions	(7,759,154)	(20,441,095)

Net increase (decrease)	6,095,011	(57,665)

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	91,201,116	99,007,256
Issued to shareholders electing to receive payments of distributions in Fund shares	1,373,864	1,747,321
Redemptions	(24,847,402)	(47,215,092)

Net increase	67,727,578	53,539,485

For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund received $103,598 and $582,998, respectively, in redemption fees.

15

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.2%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 1.8%

Booz Allen Hamilton, Inc.
	3,042	Term Loan, 6.00%, Maturing July 31, 2015	$3,055,305
CACI International, Inc.
	4,198	Term Loan, 1.76%, Maturing May 3, 2011	4,195,021
DAE Aviation Holdings, Inc.
	3,331	Term Loan, 4.09%, Maturing July 31, 2014	3,192,181
	3,423	Term Loan, 4.09%, Maturing July 31, 2014	3,280,390
Delos Aircraft, Inc.
	4,142	Term Loan, 7.00%, Maturing March 15, 2016	4,201,336
Evergreen International Aviation
	10,164	Term Loan, 10.50%, Maturing October 31, 2011(2)	9,554,232
Hawker Beechcraft Acquisition
	18,859	Term Loan, 2.28%, Maturing March 26, 2014	16,239,520
	1,238	Term Loan, 2.29%, Maturing March 26, 2014	1,065,728
Hexcel Corp.
	4,596	Term Loan, 6.50%, Maturing May 21, 2014	4,630,902
IAP Worldwide Services, Inc.
	3,107	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,966,891
International Lease Finance Co.
	5,633	Term Loan, 6.75%, Maturing March 15, 2015	5,749,571
PGS Solutions, Inc.
	3,299	Term Loan, 2.51%, Maturing February 14, 2013	3,216,814
Spirit AeroSystems, Inc.
	3,729	Term Loan, 2.05%, Maturing December 31, 2011	3,693,381
TransDigm, Inc.
	11,650	Term Loan, 2.28%, Maturing June 23, 2013	11,499,517
Vought Aircraft Industries, Inc.
	7,407	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	7,185,185
	2,778	Term Loan, 7.50%, Maturing December 17, 2011	2,786,459
	3,546	Term Loan, 7.50%, Maturing December 17, 2011	3,558,018
	851	Term Loan, 7.50%, Maturing December 22, 2011	852,872
Wesco Aircraft Hardware Corp.
	6,822	Term Loan, 2.53%, Maturing September 29, 2013	6,715,529
Wyle Services Corp.
	2,000	Term Loan, 6.25%, Maturing March 26, 2016	2,005,000

			$99,643,852

Air Transport — 0.3%

Delta Air Lines, Inc.
	7,000	Revolving Loan, 2.25%, Maturing April 30, 2012	$6,148,331
	8,311	Term Loan, 2.30%, Maturing April 30, 2012	8,139,965
	1,329	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	1,247,007

			$15,535,303

Automotive — 4.0%

Accuride Corp.
	2,167	Term Loan, Maturing January 31, 2012(4)	$2,173,647
	13,097	Term Loan, 9.75%, Maturing June 30, 2013	13,167,948
Adesa, Inc.
	26,248	Term Loan, 3.03%, Maturing October 18, 2013	25,797,494
Allison Transmission, Inc.
	17,204	Term Loan, 3.01%, Maturing August 7, 2014	16,488,743
Dayco Products, LLC
	3,000	Term Loan, 0.50%, Maturing November 12, 2012(3)	3,093,600
	500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
	1,961	Term Loan, 10.50%, Maturing November 13, 2014	1,960,622
	290	Term Loan, 12.50%, Maturing November 13, 2014(2)	266,914
Federal-Mogul Corp.
	27,313	Term Loan, 2.19%, Maturing December 27, 2014	25,037,131
	19,011	Term Loan, 2.20%, Maturing December 27, 2015	17,426,825
Financiere Truck (Investissement)
EUR	1,309	Term Loan, 3.22%, Maturing February 15, 2012	1,102,327
Ford Motor Co.
	4,852	Revolving Loan, 2.32%, Maturing December 15, 2013(3)	4,673,474
	7,123	Term Loan, 3.26%, Maturing December 16, 2013	6,867,409
	20,634	Term Loan, 3.28%, Maturing December 16, 2013	19,960,646
Fraikin, Ltd.
GBP	1,611	Term Loan, 2.87%, Maturing February 15, 2012(3)	1,558,771
GBP	716	Term Loan, 2.99%, Maturing February 15, 2012(3)	692,593
Goodyear Tire & Rubber Co.
	41,656	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	39,906,167
HHI Holdings, LLC
	2,000	Term Loan, 10.50%, Maturing March 30, 2015	2,033,126
Keystone Automotive Operations, Inc.
	6,806	Term Loan, 3.78%, Maturing January 12, 2012	5,955,346
Locafroid Services S.A.S.
EUR	307	Term Loan, 3.22%, Maturing February 15, 2012	258,496
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.25%, Maturing March 17, 2014	5,570,813
TriMas Corp.
	2,086	Term Loan, 6.00%, Maturing August 2, 2011	2,054,648
	8,723	Term Loan, 6.00%, Maturing December 15, 2015	8,591,855
United Components, Inc.
	8,530	Term Loan, 2.25%, Maturing June 30, 2010	8,338,084

			$214,456,679

See notes to financial statements

16

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco — 0.2%

Culligan International Co.
	7,889	Term Loan, 2.52%, Maturing November 24, 2014	$6,713,435
Southern Wine & Spirits of America, Inc.
	992	Term Loan, 5.50%, Maturing May 31, 2012	990,927
Van Houtte, Inc.
	115	Term Loan, 2.79%, Maturing July 11, 2014	111,538
	845	Term Loan, 2.79%, Maturing July 11, 2014	817,945

			$8,633,845

Building and Development — 2.3%

401 North Wabash Venture, LLC
	3,274	Term Loan, 0.00%, Maturing May 7, 2009(5)	$2,488,397
AIMCO Properties, L.P.
	938	Term Loan, 1.76%, Maturing March 23, 2011	933,201
Beacon Sales Acquisition, Inc.
	4,223	Term Loan, 2.28%, Maturing September 30, 2013	4,159,887
Brickman Group Holdings, Inc.
	5,800	Term Loan, 2.29%, Maturing January 23, 2014	5,683,798
Building Materials Corp. of America
	13,274	Term Loan, 3.06%, Maturing February 22, 2014	13,124,377
Contech Construction Products
	1,767	Term Loan, 2.26%, Maturing January 13, 2013	1,616,964
Epco/Fantome, LLC
	9,030	Term Loan, 2.89%, Maturing November 23, 2010	8,668,800
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.53%, Maturing December 1, 2010(3)	1,599,840
	11,784	Term Loan, 5.11%, Maturing December 1, 2010	11,607,463
Lafarge Roofing
	1,593	Term Loan, 3.25%, Maturing July 16, 2014(2)	1,221,240
EUR	2,861	Term Loan, 3.25%, Maturing July 16, 2014(2)	2,920,684
EUR	1,866	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,888,268
Materis
EUR	2,161	Term Loan, 3.03%, Maturing April 27, 2014	2,420,231
EUR	2,322	Term Loan, 3.16%, Maturing April 27, 2015	2,599,590
Mueller Water Products, Inc.
	6,816	Term Loan, 5.33%, Maturing May 23, 2014	6,843,220
NCI Building Systems, Inc.
	3,723	Term Loan, 8.00%, Maturing June 18, 2010	3,677,659
November 2005 Land Investors
	610	Term Loan, 5.75%, Maturing May 9, 2011	166,138
Panolam Industries Holdings, Inc.
	11,322	Term Loan, 8.25%, Maturing December 31, 2013	10,586,062
Re/Max International, Inc.
	13,900	Term Loan, 5.50%, Maturing April 16, 2016	13,934,750
Realogy Corp.
	10,411	Term Loan, 3.29%, Maturing October 10, 2013	9,462,042
	2,803	Term Loan, 3.38%, Maturing October 10, 2013	2,547,475
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(5)	4,001,562
Standard Pacific Corp.
	4,680	Term Loan, 2.00%, Maturing May 5, 2013	4,313,402
WCI Communities, Inc.
	3,956	Term Loan, 10.00%, Maturing September 3, 2014(2)	3,836,853
	5,488	Term Loan, 10.07%, Maturing September 3, 2014	5,478,884

			$125,780,787

Business Equipment and Services — 8.6%

Activant Solutions, Inc.
	10,113	Term Loan, 2.31%, Maturing May 1, 2013	$9,696,297
Acxiom Corp.
	8,786	Term Loan, 3.32%, Maturing March 15, 2015	8,764,527
Advantage Sales & Marketing, Inc.
	15,876	Term Loan, 2.26%, Maturing March 29, 2013	15,875,738
	11,500	Term Loan, Maturing April 7, 2016(4)	11,467,490
Affinion Group, Inc.
	5,000	Revolving Loan, 0.62%, Maturing October 17, 2011(3)	4,975,000
	26,725	Term Loan, 5.00%, Maturing October 8, 2016	26,591,375
Dealer Computer Services, Inc.
	13,450	Term Loan, Maturing April 16, 2017(4)	13,450,000
Education Management, LLC
	15,416	Term Loan, 2.06%, Maturing June 1, 2013	15,112,663
First American Corp.
	6,725	Term Loan, 4.75%, Maturing April 9, 2016	6,773,339
Info USA, Inc.
	1,208	Term Loan, 2.05%, Maturing February 14, 2012	1,204,242
	1,973	Term Loan, 2.05%, Maturing February 14, 2012	1,967,130
Intergraph Corp.
	3,350	Term Loan, 4.50%, Maturing May 29, 2014	3,342,175
	3,875	Term Loan, 6.00%, Maturing May 29, 2014	3,895,991
iPayment, Inc.
	15,632	Term Loan, 2.28%, Maturing May 10, 2013	14,999,912
Kronos, Inc.
	13,717	Term Loan, 2.29%, Maturing June 11, 2014	13,242,910
Language Line, Inc.
	12,294	Term Loan, 5.50%, Maturing October 30, 2015	12,365,900
Mitchell International, Inc.
	1,980	Term Loan, 2.31%, Maturing March 28, 2014	1,873,189
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,278,750

See notes to financial statements

17

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

NE Customer Service
	11,800	Term Loan, 6.00%, Maturing March 5, 2016	$11,769,273
Protection One, Inc.
	1,719	Term Loan, 2.53%, Maturing March 31, 2012	1,723,678
	9,744	Term Loan, 6.25%, Maturing March 31, 2014	9,768,776
Quad Graphics
	5,000	Term Loan, Maturing April 14, 2016(4)	4,995,315
Quantum Corp.
	4,081	Term Loan, 3.79%, Maturing July 12, 2014	3,976,628
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,758,000
	17,869	Term Loan, 2.30%, Maturing March 31, 2013	17,585,826
Sabre, Inc.
	40,444	Term Loan, 2.30%, Maturing September 30, 2014	38,535,551
Safenet, Inc.
	15,691	Term Loan, 2.76%, Maturing April 12, 2014	15,161,005
Serena Software, Inc.
	9,710	Term Loan, 2.25%, Maturing March 10, 2013	9,410,553
Sitel (Client Logic)
	7,448	Term Loan, 5.79%, Maturing January 29, 2014	7,373,406
EUR	569	Term Loan, 5.91%, Maturing January 29, 2014	754,388
Solera Holdings, LLC
	3,736	Term Loan, 2.06%, Maturing May 15, 2014	3,681,408
EUR	2,954	Term Loan, 2.44%, Maturing May 15, 2014	3,804,688
SunGard Data Systems, Inc.
	10,374	Term Loan, 2.00%, Maturing February 28, 2014	10,052,083
	3,423	Term Loan, 6.75%, Maturing February 28, 2014	3,442,129
	51,518	Term Loan, 3.88%, Maturing February 28, 2016	51,310,717
Ticketmaster
	8,651	Term Loan, 7.00%, Maturing July 22, 2014	8,739,929
Transaction Network Service, Inc.
	2,385	Term Loan, 6.00%, Maturing November 18, 2015	2,405,481
Travelport, LLC
	6,614	Term Loan, 2.79%, Maturing August 23, 2013	6,438,546
	14,116	Term Loan, 2.79%, Maturing August 23, 2013	13,768,325
	19,549	Term Loan, 2.79%, Maturing August 23, 2013	19,030,979
EUR	2,106	Term Loan, 3.14%, Maturing August 23, 2013	2,722,015
	3,474	Term Loan, 10.50%, Maturing August 23, 2013	3,497,590
Valassis Communications, Inc.
	732	Term Loan, 2.25%, Maturing March 2, 2014	727,497
	4,329	Term Loan, 2.25%, Maturing March 2, 2014	4,304,550
West Corp.
	13,104	Term Loan, 2.64%, Maturing October 24, 2013	12,807,706
	17,581	Term Loan, 4.14%, Maturing July 15, 2016	17,525,628

			$461,948,298

Cable and Satellite Television — 7.4%

Atlantic Broadband Finance, LLC
	11,967	Term Loan, 6.75%, Maturing June 8, 2013	$12,022,723
	445	Term Loan, 2.55%, Maturing September 1, 2013	440,784
Bresnan Broadband Holdings, LLC
	15,396	Term Loan, 2.26%, Maturing March 29, 2014	15,222,780
	1,485	Term Loan, 2.31%, Maturing March 29, 2014	1,468,294
Cequel Communications, LLC
	37,947	Term Loan, 2.29%, Maturing November 5, 2013	37,330,533
	2,500	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	2,510,000
Charter Communications Operating, Inc.
	64,175	Term Loan, 2.30%, Maturing March 6, 2014	61,010,432
CSC Holdings, Inc.
	1,473	Term Loan, 2.00%, Maturing March 29, 2016	1,475,441
	14,690	Term Loan, 2.00%, Maturing March 29, 2016	14,660,300
CW Media Holdings, Inc.
	4,680	Term Loan, 3.29%, Maturing February 15, 2015	4,453,681
DirectTV Holdings, LLC
	1,766	Term Loan, 1.77%, Maturing April 13, 2013	1,768,782
Foxco Acquisition Sub., LLC
	9,275	Term Loan, 7.50%, Maturing July 14, 2015	9,240,556
Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.27%, Maturing April 6, 2014	25,769,372
Kabel BW GmbH and Co.
EUR	1,500	Term Loan, Maturing June 9, 2013(4)	1,965,346
EUR	1,500	Term Loan, Maturing June 9, 2014(4)	1,965,346
Kabel Deutschland Gmbh
EUR	7,000	Term Loan, 3.66%, Maturing March 31, 2014	9,191,996
MCC Iowa, LLC
	7,616	Term Loan, 2.01%, Maturing January 31, 2015	7,344,118
	7,740	Term Loan, 2.01%, Maturing January 31, 2015	7,463,295
Mediacom Broadband, LLC
	10,275	Term Loan, Maturing October 20, 2017(4)	10,282,706
Mediacom Illinois, LLC
	20,244	Term Loan, 2.01%, Maturing January 31, 2015	19,467,825
	2,985	Term Loan, 5.50%, Maturing March 31, 2017	3,004,403
Mediacom, LLC
	6,000	Term Loan, 4.50%, Maturing October 20, 2017	6,005,628
ProSiebenSat.1 Media AG
EUR	8,887	Term Loan, 2.41%, Maturing June 26, 2014	10,615,463
EUR	2,613	Term Loan, 2.41%, Maturing July 2, 2014	3,121,297
EUR	2,020	Term Loan, 3.34%, Maturing March 2, 2015	2,165,715
EUR	739	Term Loan, 2.54%, Maturing June 26, 2015	903,039
EUR	16,816	Term Loan, 2.54%, Maturing June 26, 2015	20,537,729
EUR	2,020	Term Loan, 3.59%, Maturing March 2, 2016	2,165,715

See notes to financial statements

18

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.
	9,793	Term Loan, 2.18%, Maturing December 31, 2014	$9,560,408
	17,842	Term Loan, 3.93%, Maturing December 31, 2016	17,650,649
EUR	21,765	Term Loan, 4.15%, Maturing December 31, 2016	27,663,043
EUR	10,790	Term Loan, 4.99%, Maturing December 31, 2017	13,859,868
Virgin Media Investment Holding
GBP	11,000	Term Loan, 4.41%, Maturing December 31, 2015	16,720,859
YPSO Holding SA
EUR	3,172	Term Loan, 4.16%, Maturing July 28, 2014(2)	3,587,432
EUR	5,176	Term Loan, 4.16%, Maturing July 28, 2014(2)	5,853,179
EUR	8,220	Term Loan, 4.16%, Maturing July 28, 2014(2)	9,295,856

			$397,764,593

Chemicals and Plastics — 5.2%

Arizona Chemical, Inc.
EUR	2,548	Term Loan, 2.91%, Maturing February 28, 2013	$3,291,352
Brenntag Holding GmbH and Co. KG
	10,877	Term Loan, 4.03%, Maturing December 23, 2013	10,904,579
	2,099	Term Loan, 4.07%, Maturing December 23, 2013	2,104,255
EUR	3,434	Term Loan, 4.58%, Maturing December 23, 2013	4,568,389
EUR	230	Term Loan - Second Lien, 4.94%, Maturing June 23, 2015	307,540
EUR	32	Term Loan - Second Lien, 6.94%, Maturing June 23, 2015	42,913
British Vita UK, Ltd.
EUR	961	Term Loan, 5.76%, Maturing June 30, 2014(2)	1,248,156
Celanese Holdings, LLC
	11,787	Term Loan, 2.00%, Maturing April 2, 2014	11,558,434
	15,758	Term Loan, 2.04%, Maturing April 2, 2014	15,471,098
EUR	970	Term Loan, 2.38%, Maturing April 2, 2014	1,267,291
Chemtura Corp.
	4,200	DIP Loan, 6.00%, Maturing March 22, 2011	4,231,500
Cognis GmbH
EUR	1,249	Term Loan, 2.65%, Maturing September 15, 2013	1,633,552
EUR	4,276	Term Loan, 2.65%, Maturing September 15, 2013	5,589,461
Columbian Chemicals Acquisition
	8,539	Term Loan, 6.31%, Maturing March 16, 2013	8,240,288
Ferro Corp.
	13,891	Term Loan, 6.29%, Maturing June 6, 2012	13,856,314
Hexion Specialty Chemicals, Inc.
	9,600	Term Loan, 2.35%, Maturing May 5, 2013	8,496,000
	1,211	Term Loan, 4.00%, Maturing May 5, 2015	1,168,151
	973	Term Loan, 4.06%, Maturing May 5, 2015	923,875
	3,276	Term Loan, 4.06%, Maturing May 5, 2015	3,162,944
	7,397	Term Loan, 4.06%, Maturing May 5, 2015	7,141,608
EUR	1,099	Term Loan, 4.39%, Maturing May 5, 2015	1,339,333
Huish Detergents, Inc.
	2,000	Term Loan, Maturing April 26, 2014(4)	1,960,000
Huntsman International, LLC
	7,500	Revolving Loan, 3.04%, Maturing August 16, 2010(3)	6,890,625
	19,956	Term Loan, 2.06%, Maturing August 16, 2012	19,255,020
	2,475	Term Loan, Maturing June 30, 2016(4)	2,400,307
INEOS Group
EUR	2,881	Term Loan, 4.90%, Maturing December 14, 2011	3,828,599
EUR	149	Term Loan, 5.40%, Maturing December 14, 2011	197,591
EUR	2,882	Term Loan, 5.40%, Maturing December 14, 2011	3,829,947
EUR	149	Term Loan, 5.90%, Maturing December 14, 2011	197,593
	3,405	Term Loan, 7.00%, Maturing December 14, 2012	3,455,637
	17,265	Term Loan, 9.50%, Maturing December 14, 2013	17,270,681
	17,265	Term Loan, 8.00%, Maturing December 14, 2014	17,270,681
ISP Chemco, Inc.
	8,472	Term Loan, 2.06%, Maturing June 4, 2014	8,267,600
Kranton Polymers, LLC
	10,956	Term Loan, 2.31%, Maturing May 12, 2013	10,569,992
Lyondell Chemical Co.
	4,475	Term Loan, 5.50%, Maturing March 14, 2016	4,496,543
MacDermid, Inc.
	2,952	Term Loan, 2.27%, Maturing April 12, 2014	2,745,094
Millenium Inorganic Chemicals
	8,799	Term Loan, 2.54%, Maturing April 30, 2014	8,304,102
Momentive Performance Material
	4,850	Term Loan, 2.50%, Maturing December 4, 2013	4,609,522
Nalco Co.
	3,027	Term Loan, 6.50%, Maturing May 6, 2016	3,056,767
	3,990	Term Loan, 2.02%, Maturing May 13, 2016	3,976,015
Rockwood Specialties Group, Inc.
EUR	588	Term Loan, 5.00%, Maturing July 30, 2011	786,398
	27,626	Term Loan, 6.00%, Maturing May 15, 2014	27,864,658
Solutia, Inc.
	5,000	Revolving Loan, 0.79%, Maturing March 12, 2015(3)	4,650,000
	17,625	Term Loan, 4.75%, Maturing March 12, 2017	17,770,036

			$280,200,441

Clothing / Textiles — 0.2%

Hanesbrands, Inc.
	7,831	Term Loan, 5.25%, Maturing December 10, 2015	$7,928,478
The William Carter Co.
	3,290	Term Loan, 1.78%, Maturing July 14, 2012	3,286,088

			$11,214,566

See notes to financial statements

19

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates — 2.1%

Aquilex Holdings, LLC
	2,000	Term Loan, 6.25%, Maturing March 26, 2016	$2,015,000
Doncasters (Dunde HoldCo 4 Ltd.)
	3,595	Term Loan, 4.27%, Maturing July 13, 2015	3,205,819
GBP	659	Term Loan, 4.56%, Maturing July 13, 2015	902,503
	3,595	Term Loan, 4.77%, Maturing July 13, 2015	3,205,819
GBP	659	Term Loan, 5.06%, Maturing July 13, 2015	902,503
Gentek Holding, LLC
	2,120	Term Loan, 7.00%, Maturing October 29, 2014	2,134,924
Jarden Corp.
	2,310	Term Loan, 2.04%, Maturing January 24, 2012	2,302,024
	7,098	Term Loan, 2.04%, Maturing January 24, 2012	7,077,415
	1,004	Term Loan, 2.79%, Maturing January 24, 2012	1,003,988
Johnson Diversey, Inc.
	5,112	Term Loan, 5.50%, Maturing November 24, 2015	5,156,919
Manitowoc Company, Inc. (The)
	10,922	Term Loan, 7.50%, Maturing November 6, 2014	10,965,339
Polymer Group, Inc.
	1,576	Term Loan, 2.53%, Maturing November 22, 2012	1,575,665
	15,628	Term Loan, 7.00%, Maturing November 22, 2014	15,764,754
RBS Global, Inc.
	5,522	Term Loan, 2.56%, Maturing July 19, 2013	5,333,928
	27,866	Term Loan, 2.81%, Maturing July 19, 2013	27,273,409
RGIS Holdings, LLC
	790	Term Loan, 2.79%, Maturing April 30, 2014	749,530
	15,801	Term Loan, 2.79%, Maturing April 30, 2014	14,990,609
US Investigations Services, Inc.
	6,125	Term Loan, 3.27%, Maturing February 21, 2015	5,726,710
Vertrue, Inc.
	6,353	Term Loan, 3.30%, Maturing August 16, 2014	5,415,645

			$115,702,503

Containers and Glass Products — 2.7%

Berry Plastics Corp.
	20,288	Term Loan, 2.26%, Maturing April 3, 2015	$19,005,954
Consolidated Container Co.
	5,463	Term Loan, 2.50%, Maturing March 28, 2014	5,176,368
Crown Americas, Inc.
	1,392	Term Loan, 2.00%, Maturing November 15, 2012	1,378,661
	4,654	Term Loan, 2.00%, Maturing November 15, 2012	4,609,441
EUR	4,320	Term Loan, 2.15%, Maturing November 15, 2012	5,608,067
Graham Packaging Holdings Co.
	10,167	Term Loan, 2.50%, Maturing October 7, 2011	10,114,100
	21,045	Term Loan, 6.75%, Maturing April 5, 2014	21,250,418
Graphic Packaging International, Inc.
	24,543	Term Loan, 2.30%, Maturing May 16, 2014	24,212,733
	6,179	Term Loan, 3.04%, Maturing May 16, 2014	6,160,492
JSG Acquisitions
EUR	1,069	Term Loan, 3.93%, Maturing December 31, 2014	1,420,677
EUR	1,060	Term Loan, 4.08%, Maturing December 31, 2014	1,408,884
OI European Group B.V.
EUR	11,939	Term Loan, 1.90%, Maturing June 14, 2013	15,478,256
Owens-Brockway Glass Container
	4,054	Term Loan, 1.90%, Maturing June 14, 2013	4,021,354
Reynolds Group Holdings, Inc.
	7,950	Term Loan, 6.25%, Maturing November 5, 2015	8,001,675
Smurfit-Stone Container Corp.
	7,916	Revolving Loan, 2.90%, Maturing July 28, 2010	7,955,768
	2,632	Revolving Loan, 3.05%, Maturing July 28, 2010	2,645,015
	1,033	Term Loan, 2.50%, Maturing November 1, 2011	1,030,343
	1,813	Term Loan, 2.50%, Maturing November 1, 2011	1,803,503
	3,416	Term Loan, 2.50%, Maturing November 1, 2011	3,407,854
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,584,764

			$146,274,327

Cosmetics / Toiletries — 0.8%

Alliance Boots Holdings, Ltd.
GBP	13,000	Term Loan, 3.55%, Maturing July 5, 2015	$18,675,920
American Safety Razor Co.
	3,254	Term Loan, 6.75%, Maturing July 31, 2013	3,020,403
Bausch & Lomb, Inc.
	2,368	Term Loan, 3.54%, Maturing April 30, 2015	2,322,599
	11,762	Term Loan, 3.54%, Maturing April 30, 2015	11,538,926
Prestige Brands, Inc.
	5,675	Term Loan, 4.75%, Maturing March 17, 2016	5,731,750

			$41,289,598

Drugs — 0.5%

Graceway Pharmaceuticals, LLC
	13,633	Term Loan, 3.02%, Maturing May 3, 2012	$11,633,648
Pharmaceutical Holdings Corp.
	1,123	Term Loan, 3.53%, Maturing January 30, 2012	1,106,209
Warner Chilcott Corp.
	4,448	Term Loan, 5.50%, Maturing October 30, 2014	4,459,346
	2,557	Term Loan, 5.75%, Maturing April 30, 2015	2,564,905
	4,140	Term Loan, 5.75%, Maturing April 30, 2015	4,150,827
	4,258	Term Loan, 5.75%, Maturing April 30, 2015	4,271,031

			$28,185,966

See notes to financial statements

20

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Ecological Services and Equipment — 0.7%

BakerCorp., Inc.
	1,995	Term Loan, 4.78%, Maturing May 8, 2014	$1,905,589
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.53%, Maturing February 5, 2013	1,290,890
Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.66%, Maturing April 1, 2015	2,526,426
Environmental Systems Products Holdings, Inc.
	382	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	371,954
IESI Corp.
	2,000	Term Loan, 2.02%, Maturing January 20, 2012	1,997,500
Kemble Water Structure, Ltd.
GBP	14,400	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	19,801,919
Sensus Metering Systems, Inc.
	7,354	Term Loan, 7.00%, Maturing June 3, 2013	7,362,847
Wastequip, Inc.
	679	Term Loan, 2.53%, Maturing February 5, 2013	543,533

			$35,800,658

Electronics / Electrical — 3.3%

Aspect Software, Inc.
	9,761	Term Loan, 3.31%, Maturing July 11, 2011	$9,723,260
Baldor Electric Co.
	866	Term Loan, 5.25%, Maturing January 31, 2014	872,322
Christie/Aix, Inc.
	5,500	Term Loan, Maturing April 22, 2016(4)	5,513,750
Fairchild Semiconductor Corp.
	10,751	Term Loan, 1.81%, Maturing June 26, 2013	10,616,148
FCI International S.A.S.
	552	Term Loan, 3.67%, Maturing November 1, 2013	524,148
	573	Term Loan, 3.67%, Maturing November 1, 2013	544,443
	573	Term Loan, 3.67%, Maturing November 1, 2013	544,444
	750	Term Loan, 3.67%, Maturing November 1, 2013	712,394
	552	Term Loan, 3.67%, Maturing November 1, 2013	524,148
Freescale Semiconductor, Inc.
	23,967	Term Loan, 4.50%, Maturing December 1, 2016	23,076,910
Infor Enterprise Solutions Holdings
	19,224	Term Loan, 6.03%, Maturing December 1, 2013	18,671,061
EUR	2,902	Term Loan, 5.37%, Maturing July 28, 2015	3,671,306
	7,136	Term Loan, 6.03%, Maturing July 28, 2015	6,921,847
Network Solutions, LLC
	9,650	Term Loan, 2.55%, Maturing March 7, 2014	9,228,129
Open Solutions, Inc.
	10,080	Term Loan, 2.45%, Maturing January 23, 2014	9,110,178
Sensata Technologies Finance Co.
	22,876	Term Loan, 2.08%, Maturing April 27, 2013	22,127,480
Spansion, LLC
	6,900	Term Loan, 7.75%, Maturing January 8, 2015	6,994,875
Spectrum Brands, Inc.
	1,422	Term Loan, 8.00%, Maturing March 30, 2013	1,421,978
	28,808	Term Loan, 8.00%, Maturing March 30, 2013	28,815,134
SS&C Technologies, Inc.
	3,012	Term Loan, 2.29%, Maturing November 23, 2012	2,989,222
VeriFone, Inc.
	1,840	Term Loan, 3.03%, Maturing October 31, 2013	1,812,016
Vertafore, Inc.
	14,685	Term Loan, 5.50%, Maturing July 31, 2014	14,280,848
	1,961	Term Loan, 7.50%, Maturing July 31, 2014	1,951,058

			$180,647,099

Equipment Leasing — 0.1%

AWAS Capital, Inc.
	6,903	Term Loan, 2.06%, Maturing March 22, 2013	$6,512,221
Hertz Corp.
	8	Term Loan, 2.01%, Maturing December 21, 2012	7,795
	835	Term Loan, 2.02%, Maturing December 21, 2012	826,011

			$7,346,027

Farming / Agriculture — 0.6%

CF Industries, Inc.
	17,125	Term Loan, 5.75%, Maturing April 16, 2015	$17,257,719
Wm. Bolthouse Farms, Inc.
	13,500	Term Loan, 5.50%, Maturing January 25, 2016	13,605,475

			$30,863,194

Financial Intermediaries — 1.9%

Asset Acceptance Capital Corp.
	2,239	Term Loan, 3.78%, Maturing June 5, 2013	$2,160,798
Citco III, Ltd.
	20,290	Term Loan, 4.43%, Maturing June 30, 2014	19,681,169
E.A. Viner International Co.
	384	Term Loan, 4.80%, Maturing July 31, 2013	368,679
First Data Corp.
	5,980	Term Loan, 3.01%, Maturing September 24, 2014	5,390,937
	3,487	Term Loan, 3.03%, Maturing September 24, 2014	3,139,816
	3,980	Term Loan, 3.03%, Maturing September 24, 2014	3,582,074
Grosvenor Capital Management
	5,499	Term Loan, 2.25%, Maturing December 5, 2013	5,059,517

See notes to financial statements

21

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Jupiter Asset Management Group
GBP	3,644	Term Loan, 2.71%, Maturing June 30, 2015	$5,324,060
Lender Processing Services, Inc.
	5,015	Term Loan, 2.77%, Maturing July 2, 2014	5,035,541
LPL Holdings, Inc.
	32,351	Term Loan, 2.04%, Maturing December 18, 2014	31,562,039
Nuveen Investments, Inc.
	15,477	Term Loan, 3.32%, Maturing November 2, 2014	14,192,886
Oxford Acquisition III, Ltd.
	7,203	Term Loan, 2.31%, Maturing May 24, 2014	6,717,057
RJO Holdings Corp. (RJ O’Brien)
	4,044	Term Loan, 5.26%, Maturing July 31, 2014(2)	2,736,260

			$104,950,833

Food Products — 2.1%

Acosta, Inc.
	16,825	Term Loan, 2.53%, Maturing July 28, 2013	$16,628,931
American Seafoods Group, LLC
	537	Term Loan, 4.02%, Maturing September 30, 2011	488,339
	2,217	Term Loan, 4.02%, Maturing September 30, 2012	2,208,357
B&G Foods, Inc.
	1,500	Term Loan, 2.26%, Maturing February 23, 2013	1,499,375
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.67%, Maturing December 31, 2013	5,151,682
GBP	2,500	Term Loan - Second Lien, 5.26%, Maturing June 30, 2015	3,633,871
Dean Foods Co.
	26,395	Term Loan, 1.68%, Maturing April 2, 2014	25,883,315
Dole Food Company, Inc.
	2,513	Term Loan, 7.88%, Maturing April 12, 2013	2,543,629
	6,662	Term Loan, 5.01%, Maturing March 2, 2017	6,742,242
	2,682	Term Loan, 5.04%, Maturing March 2, 2017	2,714,541
Mafco Worldwide Corp.
	1,020	Term Loan, 2.26%, Maturing December 8, 2011	983,933
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.85%, Maturing April 2, 2013(3)	3,660,000
	35,672	Term Loan, 3.00%, Maturing April 2, 2014	34,814,848
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,383,310
United Biscuits
GBP	1,500	Term Loan - Second Lien, 4.85%, Maturing June 30, 2016	2,140,159

			$115,476,532

Food Service — 2.7%

AFC Enterprises, Inc.
	1,369	Term Loan, 7.00%, Maturing May 11, 2011	$1,382,244
Aramark Corp.
	968	Term Loan, 2.17%, Maturing January 26, 2014	909,450
	21,361	Term Loan, 2.17%, Maturing January 27, 2014	21,020,937
	2,104	Term Loan, 2.17%, Maturing January 27, 2014	2,070,148
	38,112	Term Loan, 3.54%, Maturing July 26, 2016	37,942,830
	2,506	Term Loan, 3.54%, Maturing July 26, 2016	2,495,309
Buffets, Inc.
	1,026	Term Loan, 7.44%, Maturing November 1, 2013	1,000,244
	9,225	Term Loan, Maturing April 21, 2015(4)	9,118,341
	77	Term Loan, 7.39%, Maturing April 22, 2015	75,406
CBRL Group, Inc.
	368	Term Loan, 1.75%, Maturing April 27, 2013	365,777
	3,825	Term Loan, 1.75%, Maturing April 27, 2013	3,803,938
	222	Term Loan, 2.75%, Maturing April 27, 2016	222,272
	2,312	Term Loan, 2.75%, Maturing April 27, 2016	2,311,549
JRD Holdings, Inc.
	3,459	Term Loan, 2.51%, Maturing June 26, 2014	3,391,080
Maine Beverage Co., LLC
	1,630	Term Loan, 2.04%, Maturing June 30, 2010	1,540,687
OSI Restaurant Partners, LLC
	1,783	Term Loan, 2.54%, Maturing May 9, 2013	1,620,079
	19,341	Term Loan, 2.63%, Maturing May 9, 2014	17,570,784
QCE Finance, LLC
	9,640	Term Loan, 5.06%, Maturing May 5, 2013	8,873,729
Sagittarius Restaurants, LLC
	8,970	Term Loan, 9.50%, Maturing March 29, 2013	8,992,534
Selecta
CHF	18,405	Term Loan, 3.22%, Maturing June 28, 2015	14,679,636
SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing December 17, 2016	1,296,661
	5,115	Term Loan, 1.26%, Maturing December 17, 2016	3,874,936

			$144,558,571

Food / Drug Retailers — 2.8%

General Nutrition Centers, Inc.
	34,913	Term Loan, 2.54%, Maturing September 16, 2013	$34,004,913
Pantry, Inc. (The)
	61	Term Loan, 2.03%, Maturing May 15, 2014	59,153
	6,672	Term Loan, 2.03%, Maturing May 15, 2014	6,427,514
Rite Aid Corp.
	43,942	Term Loan, 2.01%, Maturing June 1, 2014	40,779,510
	13,881	Term Loan, 6.00%, Maturing June 4, 2014	13,737,548
	14,500	Term Loan, 9.50%, Maturing June 4, 2014	15,164,579

See notes to financial statements

22

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food / Drug Retailers (continued)

Roundy’s Supermarkets, Inc.
	34,530	Term Loan, 6.23%, Maturing November 3, 2013	$34,853,399
	2,500	Term Loan - Second Lien, Maturing April 14, 2016(4)	2,546,875
Supervalu, Inc.
	482	Term Loan, 1.52%, Maturing June 1, 2012	475,573
	853	Term Loan, 3.02%, Maturing October 5, 2015	851,040

			$148,900,104

Forest Products — 1.0%

Georgia-Pacific Corp.
	5,450	Term Loan, 2.33%, Maturing December 20, 2012	$5,425,734
	40,058	Term Loan, 2.27%, Maturing December 24, 2012	39,882,934
	10,469	Term Loan, 3.53%, Maturing December 23, 2014	10,505,658

			$55,814,326

Health Care — 10.7%

1-800 Contacts, Inc.
	5,957	Term Loan, 7.70%, Maturing March 4, 2015	$5,942,381
Alliance Healthcare Services
	8,882	Term Loan, 5.50%, Maturing June 1, 2016	8,888,898
American Medical Systems
	2,140	Term Loan, 2.50%, Maturing July 20, 2012	2,108,011
AMR Holdco, Inc.
	5,000	Term Loan, 3.25%, Maturing April 8, 2015	5,026,565
Ardent Medical Services, Inc.
	7,625	Term Loan, 6.50%, Maturing September 9, 2015	7,546,844
Aveta, Inc.
	8,900	Term Loan, 7.50%, Maturing April 14, 2015	8,766,500
Biomet, Inc.
	29,745	Term Loan, 3.28%, Maturing December 26, 2014	29,381,743
EUR	2,900	Term Loan, 3.50%, Maturing December 26, 2014	3,788,015
Cardinal Health 409, Inc.
	15,480	Term Loan, 2.51%, Maturing January 30, 2012	14,764,298
Carestream Health, Inc.
	16,389	Term Loan, 2.27%, Maturing April 30, 2013	15,981,916
Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 2.91%, Maturing March 23, 2015	9,390,198
Community Health Systems, Inc.
	2,724	Term Loan, 2.50%, Maturing July 25, 2014	2,652,122
	72,117	Term Loan, 2.50%, Maturing July 25, 2014	70,201,611
Concentra, Inc.
	6,643	Term Loan, 2.55%, Maturing June 25, 2014	6,407,291
Convatec Cidron
EUR	2,000	Term Loan, 3.90%, Maturing July 30, 2016	2,634,790
CRC Health Corp.
	1,838	Term Loan, 2.54%, Maturing February 6, 2013	1,756,579
	3,705	Term Loan, 2.54%, Maturing February 6, 2013	3,540,533
Dako EQT Project Delphi
	1,568	Term Loan, 2.41%, Maturing June 12, 2016	1,400,689
EUR	3,099	Term Loan, 2.77%, Maturing June 12, 2016	3,684,625
DaVita, Inc.
	16,810	Term Loan, 1.77%, Maturing October 5, 2012	16,655,740
DJO Finance, LLC
	4,459	Term Loan, 3.27%, Maturing May 15, 2014	4,348,951
Fenwal, Inc.
	507	Term Loan, 2.50%, Maturing February 28, 2014	450,361
	2,961	Term Loan, 2.50%, Maturing February 28, 2014	2,627,671
Fresenius Medical Care Holdings
	7,838	Term Loan, 1.66%, Maturing March 31, 2013	7,734,954
Fresenius SE
	364	Term Loan, 4.50%, Maturing September 10, 2014	367,985
	636	Term Loan, 4.50%, Maturing September 10, 2014	644,203
Hanger Orthopedic Group, Inc.
	3,285	Term Loan, 2.27%, Maturing May 30, 2013	3,245,144
Harvard Drug Group, LLC
	363	Term Loan, Maturing April 8, 2016(4)	363,317
	2,637	Term Loan, Maturing April 8, 2016(4)	2,642,308
HCA, Inc.
	18,668	Term Loan, 2.54%, Maturing November 18, 2013	18,190,472
	44,769	Term Loan, 3.54%, Maturing March 31, 2017	44,535,589
Health Management Association, Inc.
	42,320	Term Loan, 2.04%, Maturing February 28, 2014	41,061,361
HealthSouth Corp.
	3,500	Term Loan, 2.50%, Maturing March 10, 2013	3,255,000
	3,584	Term Loan, 2.51%, Maturing March 10, 2013	3,528,398
	2,950	Term Loan, 4.01%, Maturing September 10, 2015	2,952,577
Iasis Healthcare, LLC
	30	Term Loan, 2.25%, Maturing March 14, 2014	29,005
	110	Term Loan, 2.27%, Maturing March 14, 2014	106,866
	317	Term Loan, 2.27%, Maturing March 14, 2014	308,782
Ikaria Acquisition, Inc.
	4,390	Term Loan, 2.52%, Maturing March 28, 2013	4,340,789
IM U.S. Holdings, LLC
	9,260	Term Loan, 2.27%, Maturing June 26, 2014	9,113,879
IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing February 17, 2016	2,648,965
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,232,793
inVentiv Health, Inc.
	7,373	Term Loan, 2.05%, Maturing July 6, 2014	7,013,245

See notes to financial statements

23

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.01%, Maturing April 15, 2015	$15,457,174
MultiPlan Merger Corp.
	5,666	Term Loan, 3.56%, Maturing April 12, 2013	5,581,299
	6,577	Term Loan, 3.56%, Maturing April 12, 2013	6,478,557
	5,350	Term Loan, 6.00%, Maturing June 30, 2013	5,365,050
Mylan, Inc.
	19,566	Term Loan, 3.56%, Maturing October 2, 2014	19,572,710
National Mentor Holdings, Inc.
	537	Term Loan, 2.30%, Maturing June 29, 2013	495,926
	8,731	Term Loan, 2.30%, Maturing June 29, 2013	8,061,600
Nyco Holdings
	9,483	Term Loan, 2.54%, Maturing December 29, 2014	8,917,639
EUR	5,961	Term Loan, 2.89%, Maturing December 29, 2014	7,505,797
	9,483	Term Loan, 3.29%, Maturing December 29, 2015	8,917,639
EUR	5,961	Term Loan, 3.64%, Maturing December 29, 2015	7,505,797
Prime Healthcare Services, Inc.
	17,125	Term Loan, Maturing April 22, 2015(4)	16,782,500
Psychiatric Solutions, Inc.
	942	Term Loan, 2.09%, Maturing May 31, 2014	934,202
RadNet Management, Inc.
	14,150	Term Loan, 5.75%, Maturing April 6, 2016	14,164,744
ReAble Therapeutics Finance, LLC
	8,829	Term Loan, 2.30%, Maturing November 16, 2013	8,671,893
RehabCare Group, Inc.
	5,187	Term Loan, 6.00%, Maturing November 20, 2015	5,219,419
Select Medical Holdings Corp.
	1,000	Revolving Loan, 0.50%, Maturing February 24, 2011(3)	930,000
	3,824	Term Loan, 4.00%, Maturing August 5, 2014	3,761,701
	10,402	Term Loan, 4.00%, Maturing August 5, 2014	10,233,405
Sunrise Medical Holdings, Inc.
EUR	2,488	Term Loan, 8.00%, Maturing May 13, 2014	3,313,005
TZ Merger Sub., Inc. (TriZetto)
	4,818	Term Loan, 7.50%, Maturing July 24, 2015	4,858,490
Vanguard Health Holding Co., LLC
	9,800	Term Loan, 5.00%, Maturing January 29, 2016	9,851,038
VWR International, Inc.
	16,346	Term Loan, 2.77%, Maturing June 28, 2013	15,616,999

			$576,458,548

Home Furnishings — 0.8%

Dometic Corp.
	914	Term Loan, 1.00%, Maturing December 31, 2014	$832,003
	2,057	Term Loan, 1.00%, Maturing December 31, 2014	1,738,292
	1,048	Term Loan, 3.38%, Maturing December 31, 2014(2)	550,201
Hunter Fan Co.
	3,580	Term Loan, 2.76%, Maturing April 16, 2014	3,263,521
Interline Brands, Inc.
	1,376	Term Loan, 2.01%, Maturing June 23, 2013	1,300,150
	6,416	Term Loan, 2.04%, Maturing June 23, 2013	6,063,226
National Bedding Co., LLC
	25,060	Term Loan, 2.00%, Maturing August 31, 2011	24,417,747
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,395,000
Oreck Corp.
	797	Term Loan, 3.80%, Maturing March 19, 2016(6)	797,470
Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 25, 2016	3,688,734

			$44,046,344

Industrial Equipment — 2.5%

Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 0.00%, Maturing December 27, 2010(3)	$3,931,291
GBP	881	Term Loan, 3.10%, Maturing December 27, 2010	1,306,584
EUR	500	Term Loan, 3.50%, Maturing June 13, 2011	645,516
EUR	500	Term Loan, 4.50%, Maturing June 13, 2012	645,515
Brand Energy and Infrastructure Services, Inc.
	9,368	Term Loan, 2.56%, Maturing February 7, 2014	9,086,883
Bucyrus International, Inc.
	10,635	Term Loan, 4.50%, Maturing February 19, 2016	10,720,420
CEVA Group PLC U.S.
	2,053	Term Loan, 3.26%, Maturing January 4, 2014	1,867,864
	40	Term Loan, 3.29%, Maturing January 4, 2014	36,164
EUR	636	Term Loan, 3.40%, Maturing January 4, 2014	770,997
EUR	1,081	Term Loan, 3.40%, Maturing January 4, 2014	1,309,241
EUR	1,328	Term Loan, 3.40%, Maturing January 4, 2014	1,609,065
EUR	1,136	Term Loan, 3.58%, Maturing January 4, 2014	1,376,142
EPD Holdings, (Goodyear Engineering Products)
	2,349	Term Loan, 2.76%, Maturing July 13, 2014	2,109,825
	12,864	Term Loan, 2.76%, Maturing July 13, 2014	11,555,972
	2,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,691,666
Flowserve Corp.
	4,582	Term Loan, 1.81%, Maturing August 10, 2012	4,574,650
Generac Acquisition Corp.
	8,802	Term Loan, 2.79%, Maturing November 7, 2013	8,325,832
Gleason Corp.
	3,459	Term Loan, 2.02%, Maturing June 30, 2013	3,406,911
Itron, Inc.
	633	Term Loan, 3.78%, Maturing April 18, 2014	633,279

See notes to financial statements

24

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

Jason, Inc.
	1,731	Term Loan, 7.00%, Maturing July 30, 2010	$1,298,456
John Maneely Co.
	19,044	Term Loan, 3.55%, Maturing December 8, 2013	18,356,719
KION Group GmbH
	8,787	Term Loan, 3.99%, Maturing December 23, 2014(2)	7,284,181
EUR	523	Term Loan, 4.15%, Maturing December 23, 2014(2)	586,987
	8,787	Term Loan, 2.77%, Maturing December 23, 2015(2)	7,284,181
EUR	483	Term Loan, 4.40%, Maturing December 23, 2015(2)	542,888
Polypore, Inc.
	2,000	Revolving Loan, 0.68%, Maturing July 3, 2013(3)	1,820,000
	22,741	Term Loan, 2.53%, Maturing July 3, 2014	22,229,129
EUR	1,084	Term Loan, 2.62%, Maturing July 3, 2014	1,370,934
Sequa Corp.
	1,990	Term Loan, 3.55%, Maturing December 3, 2014	1,855,170
TFS Acquisition Corp.
	4,491	Term Loan, 14.00%, Maturing August 11, 2013(2)	4,367,163

			$132,599,625

Insurance — 1.9%

Alliant Holdings I, Inc.
	20,279	Term Loan, 3.29%, Maturing August 21, 2014	$19,442,463
AmWINS Group, Inc.
	6,585	Term Loan, 2.77%, Maturing June 8, 2013	6,178,778
Applied Systems, Inc.
	11,529	Term Loan, 2.77%, Maturing September 26, 2013	11,068,095
CCC Information Services Group, Inc.
	7,240	Term Loan, 2.53%, Maturing February 10, 2013	7,117,915
Conseco, Inc.
	22,278	Term Loan, 7.50%, Maturing October 10, 2013	21,748,947
Crump Group, Inc.
	3,577	Term Loan, 3.28%, Maturing August 4, 2014	3,386,937
Hub International Holdings, Inc.
	1,627	Term Loan, 2.79%, Maturing June 13, 2014	1,543,419
	11,590	Term Loan, 2.79%, Maturing June 13, 2014	10,993,456
	3,507	Term Loan, 6.75%, Maturing June 30, 2014	3,513,951
U.S.I. Holdings Corp.
	18,596	Term Loan, 3.05%, Maturing May 4, 2014	17,363,724
	1,990	Term Loan, 7.00%, Maturing May 4, 2014	1,948,210

			$104,305,895

Leisure Goods / Activities / Movies — 4.4%

24 Hour Fitness Worldwide, Inc.
	4,000	Term Loan, Maturing December 30, 2015(4)	$3,920,000
AMC Entertainment, Inc.
	20,263	Term Loan, 2.01%, Maturing January 26, 2013	19,821,064
AMF Bowling Worldwide, Inc.
	2,799	Term Loan, 2.75%, Maturing June 8, 2013	2,512,206
Bombardier Recreational Products
	21,998	Term Loan, 3.25%, Maturing June 28, 2013	19,531,963
Carmike Cinemas, Inc.
	15,054	Term Loan, 5.50%, Maturing January 27, 2016	15,071,758
Cedar Fair, L.P.
	2,200	Term Loan, 2.27%, Maturing August 31, 2011	2,186,101
	2,265	Term Loan, 2.27%, Maturing August 30, 2012	2,251,060
	7,408	Term Loan, 4.27%, Maturing February 17, 2014	7,408,168
	3,753	Term Loan, 4.29%, Maturing February 17, 2014	3,725,016
CFV I, LLC/Hicks Sports Group
	438	Term Loan, 9.33%, Maturing July 1, 2010(2)(3)	449,146
Cinemark, Inc.
	23,975	Term Loan, 3.54%, Maturing April 29, 2016	24,008,052
Dave & Buster’s, Inc.
	815	Term Loan, 2.58%, Maturing March 8, 2013	809,340
	2,044	Term Loan, 2.58%, Maturing March 8, 2013	2,028,897
Deluxe Entertainment Services
	271	Term Loan, 2.54%, Maturing January 28, 2011	249,719
	458	Term Loan, 6.25%, Maturing January 28, 2011	421,017
	4,291	Term Loan, 6.25%, Maturing January 28, 2011	3,947,805
Fender Musical Instruments Corp.
	1,290	Term Loan, 2.50%, Maturing June 9, 2014	1,148,397
	4,499	Term Loan, 2.55%, Maturing June 9, 2014	4,004,467
Metro-Goldwyn-Mayer Holdings, Inc.
	22,904	Term Loan, 0.00%, Maturing April 8, 2012(7)	10,636,079
National CineMedia, LLC
	14,250	Term Loan, 2.01%, Maturing February 13, 2015	13,925,813
Odeon
GBP	624	Term Loan, 4.39%, Maturing April 2, 2015	921,858
GBP	624	Term Loan, 3.52%, Maturing April 2, 2016	921,858
Regal Cinemas Corp.
	20,485	Term Loan, 3.79%, Maturing November 10, 2010	20,526,841
Revolution Studios Distribution Co., LLC
	5,521	Term Loan, 4.03%, Maturing December 21, 2014	5,079,123
Six Flags Theme Parks, Inc.
	16,650	Term Loan, Maturing February 17, 2016(4)	16,483,500
Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,573,750
Sram, LLC
	4,000	Term Loan, Maturing April 30, 2015(4)	3,960,000
SW Acquisition Co., Inc.
	14,115	Term Loan, 5.75%, Maturing May 31, 2016	14,229,306

See notes to financial statements

25

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Universal City Development Partners, Ltd.
	16,860	Term Loan, Maturing November 6, 2014(4)	$16,976,029
Zuffa, LLC
	10,093	Term Loan, 2.31%, Maturing June 20, 2016	9,786,587

			$235,514,920

Lodging and Casinos — 3.4%

Ameristar Casinos, Inc.
	1,810	Term Loan, 3.56%, Maturing November 10, 2012	$1,809,132
Choctaw Resort Development Enterprise
	2,285	Term Loan, 7.25%, Maturing November 4, 2011	2,273,184
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.35%, Maturing November 20, 2014	2,001,307
GBP	1,500	Term Loan, 4.85%, Maturing November 20, 2015	2,001,307
Gala Electric Casinos, Ltd.
GBP	2,000	Revolving Loan, Maturing October 26, 2012(4)	2,982,323
GBP	9,744	Term Loan, 3.68%, Maturing December 12, 2013	14,098,794
GBP	9,756	Term Loan, 4.17%, Maturing December 12, 2014	14,116,300
GBP	1,178	Term Loan - Second Lien, 6.00%, Maturing April 7, 2015	1,672,479
Harrah’s Operating Co.
	3,500	Term Loan, 3.32%, Maturing February 3, 2014	3,084,921
	8,945	Term Loan, 3.32%, Maturing January 28, 2015	7,862,052
	7,051	Term Loan, 3.32%, Maturing January 28, 2015	6,219,677
	9,975	Term Loan, 9.50%, Maturing October 31, 2016	10,376,075
Herbst Gaming, Inc.
	2,319	Term Loan, 0.00%, Maturing December 2, 2011(7)	1,467,611
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(7)	3,952,438
Isle of Capri Casinos, Inc.
	4,212	Term Loan, 5.00%, Maturing November 30, 2013	4,125,604
	7,329	Term Loan, 5.00%, Maturing November 30, 2013	7,178,254
	17,710	Term Loan, 5.00%, Maturing November 30, 2013	17,344,973
LodgeNet Entertainment Corp.
	11,223	Term Loan, 2.30%, Maturing April 4, 2014	10,774,413
New World Gaming Partners, Ltd.
	9,600	Term Loan, 2.80%, Maturing June 30, 2014	9,279,852
	949	Term Loan, 4.79%, Maturing June 30, 2014	917,749
Penn National Gaming, Inc.
	20,983	Term Loan, 2.02%, Maturing October 3, 2012	20,804,195
Scandic Hotels
EUR	1,725	Term Loan, 3.12%, Maturing April 25, 2015	1,825,460
EUR	1,725	Term Loan, 3.49%, Maturing April 25, 2016	1,825,460
Venetian Casino Resort/Las Vegas Sands, Inc.
	8,849	Term Loan, 2.05%, Maturing May 14, 2014	8,381,714
	22,692	Term Loan, 2.05%, Maturing May 23, 2014	21,493,274
VML US Finance, LLC
	2,773	Term Loan, 4.80%, Maturing May 25, 2012	2,738,739
	3,658	Term Loan, 4.80%, Maturing May 25, 2013	3,607,460

			$184,214,747

Nonferrous Metals / Minerals — 0.8%

Compass Minerals Group, Inc.
	4,911	Term Loan, 1.79%, Maturing December 22, 2012	$4,886,613
Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	638,251
	744	Term Loan, 10.00%, Maturing June 29, 2013	656,625
GBP	488	Term Loan, 14.00%, Maturing June 29, 2013(2)	659,414
	762	Term Loan, 14.00%, Maturing June 29, 2013(2)	672,632
Noranda Aluminum Acquisition
	8,610	Term Loan, 2.27%, Maturing May 18, 2014	8,481,179
Novelis, Inc.
	3,440	Term Loan, 2.28%, Maturing June 28, 2014	3,337,453
	8,318	Term Loan, 2.29%, Maturing June 28, 2014	8,070,662
Oxbow Carbon and Mineral Holdings
	16,845	Term Loan, 2.29%, Maturing May 8, 2014	16,544,858
Tube City IMS Corp.
	144	Term Loan, 2.29%, Maturing January 25, 2014	134,316
	1,153	Term Loan, 2.52%, Maturing January 25, 2014	1,074,865

			$45,156,868

Oil and Gas — 2.4%

Atlas Pipeline Partners, L.P.
	9,788	Term Loan, 6.75%, Maturing July 27, 2014	$9,785,271
Citgo Petroleum Corp.
	10,558	Term Loan, 5.25%, Maturing November 15, 2012	10,525,136
Dresser, Inc.
	18,509	Term Loan, 2.50%, Maturing May 4, 2014	18,055,263
Dynegy Holdings, Inc.
	1,960	Term Loan, 4.03%, Maturing April 2, 2013	1,929,881
	37,377	Term Loan, 4.03%, Maturing April 2, 2013	36,795,854
Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.53%, Maturing October 31, 2014	2,338,770
Hercules Offshore, Inc.
	4,913	Term Loan, 6.00%, Maturing July 11, 2013	4,782,546
IFM (US) Colonial Pipeline 2, LLC
	875	Term Loan, 2.26%, Maturing February 27, 2012	862,294
Precision Drilling Corp.
	3,511	Term Loan, 4.26%, Maturing December 23, 2013	3,457,956
	7,603	Term Loan, 9.25%, Maturing September 30, 2014	7,659,697

See notes to financial statements

26

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Oil and Gas (continued)

SemGroup Corp.
	8,753	Term Loan, 7.50%, Maturing June 30, 2011	$8,730,990
	7,068	Term Loan, 7.60%, Maturing November 27, 2013	7,068,043
Sheridan Production Partners I, LLC
	785	Term Loan, 7.75%, Maturing April 20, 2017	785,270
	1,286	Term Loan, 7.75%, Maturing April 20, 2017	1,285,629
	9,704	Term Loan, 7.75%, Maturing April 20, 2017	9,702,264
Targa Resources, Inc.
	4,585	Term Loan, 6.00%, Maturing July 5, 2016	4,607,515

			$128,372,379

Publishing — 5.2%

American Media Operations, Inc.
	17,508	Term Loan, 10.00%, Maturing January 31, 2013(2)	$17,004,186
Aster Zweite Beteiligungs GmbH
	7,825	Term Loan, 2.59%, Maturing September 27, 2013	7,335,938
EUR	708	Term Loan, 2.91%, Maturing September 27, 2013	893,806
Black Press US Partnership
	1,225	Term Loan, 2.25%, Maturing August 2, 2013	1,090,142
	2,017	Term Loan, 2.25%, Maturing August 2, 2013	1,795,529
GateHouse Media Operating, Inc.
	4,906	Term Loan, 2.26%, Maturing August 28, 2014	2,428,324
	15,631	Term Loan, 2.28%, Maturing August 28, 2014	7,737,352
	9,330	Term Loan, 2.51%, Maturing August 28, 2014	4,618,516
Getty Images, Inc.
	9,572	Term Loan, 6.25%, Maturing July 2, 2015	9,606,233
Hanley-Wood, LLC
	7,331	Term Loan, 2.53%, Maturing March 8, 2014	3,867,234
Lamar Media Corp.
	6,600	Term Loan, Maturing October 29, 2016(4)	6,627,502
Laureate Education, Inc.
	3,286	Term Loan, 3.57%, Maturing August 17, 2014	3,077,425
	21,951	Term Loan, 3.57%, Maturing August 17, 2014	20,557,184
	2,985	Term Loan, 7.00%, Maturing August 31, 2014	2,984,069
Local Insight Regatta Holdings, Inc.
	1,624	Term Loan, 7.75%, Maturing April 23, 2015	1,437,275
MediaNews Group, Inc.
	2,746	Term Loan, 8.50%, Maturing March 19, 2014	2,587,845
Mediannuaire Holding
EUR	4,100	Term Loan, 2.40%, Maturing October 24, 2013	5,024,505
EUR	1,871	Term Loan, 2.90%, Maturing October 10, 2014	1,988,918
EUR	1,871	Term Loan, 3.40%, Maturing October 10, 2015	1,988,368
Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	9,201,396
Nelson Education, Ltd.
	293	Term Loan, 2.79%, Maturing July 5, 2014	272,025
Newspaper Holdings, Inc.
	18,303	Term Loan, 1.88%, Maturing July 24, 2014	10,981,778
Nielsen Finance, LLC
	45,602	Term Loan, 2.25%, Maturing August 9, 2013	44,554,892
	6,865	Term Loan, 4.00%, Maturing May 1, 2016	6,798,382
Philadelphia Newspapers, LLC
	2,061	DIP Term Loan, 12.50%, Maturing March 30, 2011	2,109,347
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(7)	1,413,246
SGS International, Inc.
	2,157	Term Loan, 2.88%, Maturing December 30, 2011	2,086,645
	966	Term Loan, 2.89%, Maturing December 30, 2011	934,931
Source Interlink Companies, Inc.
	1,801	Term Loan, 7.25%, Maturing June 18, 2012	1,809,684
	2,273	Term Loan, 10.75%, Maturing June 18, 2013	2,284,091
	1,287	Term Loan, 15.00%, Maturing June 18, 2013(2)	643,373
Source Media, Inc.
	10,235	Term Loan, 5.30%, Maturing November 8, 2011	10,030,126
Springer Science+Business Media S.A.
EUR	5,000	Term Loan, 6.75%, Maturing June 30, 2015	6,687,759
	5,000	Term Loan, 6.75%, Maturing June 19, 2016	5,016,665
Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(6)	1,017,354
	841	Term Loan, 8.00%, Maturing September 29, 2014(6)	593,246
TL Acquisitions, Inc.
	8,337	Term Loan, 2.79%, Maturing July 5, 2014	7,476,224
Trader Media Corp.
GBP	12,137	Term Loan, 2.68%, Maturing March 23, 2015	17,316,263
Tribune Co.
	1,667	DIP Revolving Loan, 1.50%, Maturing June 4, 2010(3)	1,650,000
	4,791	Term Loan, 0.00%, Maturing June 4, 2010(7)	3,152,983
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(7)	5,754,991
	16,425	Term Loan, 0.00%, Maturing May 17, 2014(7)	10,922,374
Xsys, Inc.
	7,834	Term Loan, 2.59%, Maturing September 27, 2013	7,344,002
EUR	792	Term Loan, 2.91%, Maturing September 27, 2013	998,517
EUR	2,750	Term Loan, 2.91%, Maturing September 27, 2013	3,469,259
	597	Term Loan, Maturing September 27, 2013(4)	559,889
	8,001	Term Loan, 2.59%, Maturing September 27, 2014	7,501,331
EUR	2,690	Term Loan, 2.91%, Maturing September 27, 2014	3,393,230
	639	Term Loan, Maturing September 27, 2014(4)	598,643
EUR	1,000	Term Loan - Second Lien, 4.91%, Maturing September 27, 2015	1,214,116

			$280,437,113

See notes to financial statements

27

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television — 3.0%

Block Communications, Inc.
	9,388	Term Loan, 2.29%, Maturing December 22, 2011	$8,883,690
CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.49%, Maturing May 5, 2011(3)	3,118,561
	8,900	Term Loan, 2.31%, Maturing May 5, 2013	7,607,124
Cumulus Media, Inc.
	13,454	Term Loan, 4.26%, Maturing June 11, 2014	12,402,506
Discovery Communications, Inc.
	2,480	Term Loan, 2.29%, Maturing May 14, 2014	2,481,812
Emmis Operating Co.
	6,853	Term Loan, 4.29%, Maturing November 2, 2013	6,321,596
Entercom Communications Corp.
	3,000	Term Loan, 0.78%, Maturing June 30, 2012(3)	2,760,000
Gray Television, Inc.
	2,726	Term Loan, 3.80%, Maturing January 19, 2015	2,681,960
HIT Entertainment, Inc.
	1,446	Term Loan, 5.50%, Maturing March 20, 2012	1,381,721
Local TV Finance, LLC
	1,945	Term Loan, 2.30%, Maturing May 7, 2013	1,794,263
Mission Broadcasting, Inc.
	3,812	Term Loan, 5.00%, Maturing September 30, 2016	3,831,311
NEP II, Inc.
	4,378	Term Loan, 2.35%, Maturing February 16, 2014	4,257,378
Nexstar Broadcasting, Inc.
	5,963	Term Loan, 5.00%, Maturing September 30, 2016	5,992,564
Raycom TV Broadcasting, LLC
	10,083	Term Loan, 1.81%, Maturing June 25, 2014	9,376,916
SFX Entertainment
	696	Term Loan, 3.53%, Maturing June 21, 2013	691,050
Spanish Broadcasting System, Inc.
	8,310	Term Loan, 2.05%, Maturing June 10, 2012	7,728,333
Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.41%, Maturing January 19, 2015	7,505,769
EUR	6,300	Term Loan, 2.66%, Maturing January 19, 2016	7,505,769
Univision Communications, Inc.
	52,733	Term Loan, 2.54%, Maturing September 29, 2014	48,171,798
Weather Channel
	7,653	Term Loan, 5.00%, Maturing September 14, 2015	7,736,134
Young Broadcasting, Inc.
	973	Term Loan, 0.00%, Maturing November 3, 2012(7)	931,169
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(7)	7,932,433

			$161,093,857

Rail Industries — 0.2%

Kansas City Southern Railway Co.
	7,795	Term Loan, 2.05%, Maturing April 26, 2013	$7,707,154
	1,945	Term Loan, 1.79%, Maturing April 28, 2013	1,920,688

			$9,627,842

Retailers (Except Food and Drug) — 2.4%

American Achievement Corp.
	1,414	Term Loan, 6.26%, Maturing March 25, 2011	$1,343,144
Amscan Holdings, Inc.
	4,073	Term Loan, 2.53%, Maturing May 25, 2013	3,920,077
Cumberland Farms, Inc.
	2,833	Term Loan, 2.78%, Maturing September 29, 2013	2,620,422
Harbor Freight Tools USA, Inc.
	11,975	Term Loan, 5.00%, Maturing February 24, 2016	12,014,912
Josten’s Corp.
	8,396	Term Loan, 2.25%, Maturing October 4, 2011	8,348,559
KKR My Best Friend UK Holdco.
GBP	4,000	Term Loan, 5.60%, Maturing January 24, 2017	6,134,739
Mapco Express, Inc.
	2,837	Term Loan, 6.50%, Maturing April 28, 2011	2,765,847
Matalan Group, Ltd.
GBP	2,000	Term Loan, 5.56%, Maturing March 24, 2016	3,067,752
Neiman Marcus Group, Inc.
	14,951	Term Loan, 2.25%, Maturing April 5, 2013	14,357,925
Orbitz Worldwide, Inc.
	11,796	Term Loan, 3.28%, Maturing July 25, 2014	11,448,146
Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	530,000
Pep Boys - Manny, Moe, & Jack (The)
	2,359	Term Loan, 2.25%, Maturing January 27, 2011	2,261,764
Pilot Travel Centers, LLC
	7,000	Term Loan, Maturing November 24, 2015(4)	7,062,503
Rent-A-Center, Inc.
	278	Term Loan, 2.01%, Maturing November 15, 2012	274,095
	7,461	Term Loan, 3.26%, Maturing May 31, 2015	7,442,473
Rover Acquisition Corp.
	6,920	Term Loan, 2.53%, Maturing October 26, 2013	6,823,668
Savers, Inc.
	7,775	Term Loan, 5.75%, Maturing March 11, 2016	7,823,594
Vivarte
EUR	89	Term Loan, 2.40%, Maturing May 29, 2015	106,266
EUR	348	Term Loan, 2.40%, Maturing May 29, 2015	413,256
EUR	8,179	Term Loan, 2.40%, Maturing May 29, 2015	9,723,701
EUR	89	Term Loan, 2.90%, Maturing May 29, 2016	106,266
EUR	348	Term Loan, 2.90%, Maturing May 29, 2016	413,256

See notes to financial statements

28

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

EUR	8,179	Term Loan, 2.90%, Maturing May 29, 2016	$9,723,701
EUR	1,000	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	1,008,573
Yankee Candle Company, Inc. (The)
	12,529	Term Loan, 2.28%, Maturing February 6, 2014	12,321,570

			$132,056,209

Surface Transport — 0.4%

Oshkosh Truck Corp.
	9,239	Term Loan, 6.26%, Maturing December 6, 2013	$9,299,379
Swift Transportation Co., Inc.
	6,000	Term Loan, 8.05%, Maturing May 10, 2012	5,731,878
	4,979	Term Loan, 6.31%, Maturing May 10, 2014	4,858,291

			$19,889,548

Telecommunications — 3.8%

Alaska Communications Systems Holdings, Inc.
	348	Term Loan, 2.04%, Maturing February 1, 2012	$342,010
	3,047	Term Loan, 2.04%, Maturing February 1, 2012	2,991,606
	17,207	Term Loan, 2.04%, Maturing February 1, 2012	16,893,569
Asurion Corp.
	19,900	Term Loan, 3.25%, Maturing July 13, 2012	19,702,373
	4,000	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	3,968,000
BCM Luxembourg, Ltd.
EUR	4,951	Term Loan, 2.28%, Maturing September 30, 2014	5,893,910
EUR	4,951	Term Loan, 2.53%, Maturing September 30, 2015	5,894,458
EUR	1,000	Term Loan - Second Lien, 4.66%, Maturing March 31, 2016	1,136,540
Cellular South, Inc.
	6,748	Term Loan, 1.82%, Maturing May 29, 2014	6,608,746
	2,959	Term Loan, 1.83%, Maturing May 29, 2014	2,897,863
Cincinnati Bell, Inc.
	1,200	Term Loan, 1.76%, Maturing August 31, 2012	1,186,008
CommScope, Inc.
	9,585	Term Loan, 2.79%, Maturing November 19, 2014	9,558,487
Crown Castle Operating Co.
	4,313	Term Loan, 1.77%, Maturing March 6, 2014	4,237,308
Intelsat Corp.
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	21,523	Term Loan, 2.79%, Maturing January 3, 2014	21,140,944
	21,523	Term Loan, 2.79%, Maturing January 3, 2014	21,140,944
	21,528	Term Loan, 2.79%, Maturing January 3, 2014	21,146,675
Intelsat Subsidiary Holding Co.
	7,539	Term Loan, 2.79%, Maturing July 3, 2013	7,405,410
Iowa Telecommunications Services
	3,948	Term Loan, 2.04%, Maturing November 23, 2011	3,937,836
IPC Systems, Inc.
	4,484	Term Loan, 2.53%, Maturing May 31, 2014	4,090,970
GBP	338	Term Loan, 2.90%, Maturing May 31, 2014	468,668
Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.56%, Maturing December 26, 2014	8,967,084
NTelos, Inc.
	5,970	Term Loan, 5.75%, Maturing August 13, 2015	6,011,044
Palm, Inc.
	6,691	Term Loan, 3.80%, Maturing April 24, 2014	6,624,181
Telesat Canada, Inc.
	1,183	Term Loan, 3.28%, Maturing October 31, 2014	1,166,711
	13,779	Term Loan, 3.28%, Maturing October 31, 2014	13,583,350
TowerCo Finance, LLC
	2,469	Term Loan, 6.00%, Maturing November 24, 2014	2,495,557
Trilogy International Partners
	4,048	Term Loan, 3.79%, Maturing June 29, 2012	3,622,935
Windstream Corp.
	4,268	Term Loan, 3.06%, Maturing December 17, 2015	4,273,195

			$207,974,220

Utilities — 3.0%

AEI Finance Holding, LLC
	2,325	Revolving Loan, 3.27%, Maturing March 30, 2012	$2,209,624
	15,773	Term Loan, 3.29%, Maturing March 30, 2014	14,990,901
BRSP, LLC
	4,395	Term Loan, 7.50%, Maturing June 24, 2014	4,406,407
Calpine Corp.
	52,464	Term Loan, 3.17%, Maturing March 29, 2014	50,680,521
Covanta Energy Corp.
	1,903	Term Loan, 1.79%, Maturing February 9, 2014	1,877,357
	2,775	Term Loan, 1.81%, Maturing February 9, 2014	2,737,266
Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.05%, Maturing October 24, 2012	2,973,654
EUR	4,170	Term Loan - Second Lien, 4.90%, Maturing October 24, 2012	4,766,036
Mirant North America, LLC
	3,067	Term Loan, 2.02%, Maturing January 3, 2013	3,028,141
NRG Energy, Inc.
	17,380	Term Loan, 2.00%, Maturing February 1, 2013	17,070,785
	20,779	Term Loan, 2.04%, Maturing February 1, 2013	20,408,994

See notes to financial statements

29

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities (continued)

NSG Holdings, LLC
	202	Term Loan, 1.76%, Maturing June 15, 2014	$196,409
	987	Term Loan, 1.76%, Maturing June 15, 2014	957,771
TXU Texas Competitive Electric Holdings Co., LLC
	6,449	Term Loan, 3.75%, Maturing October 10, 2014	5,306,768
	10,846	Term Loan, 3.75%, Maturing October 10, 2014	8,864,836
	20,559	Term Loan, 3.75%, Maturing October 10, 2014	16,910,101
Vulcan Energy Corp.
	3,270	Term Loan, 5.50%, Maturing December 31, 2015	3,310,439

			$160,696,010

Total Senior Floating-Rate Interests
(identified cost $5,263,160,290)			$5,193,432,227

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development — 0.3%

Grohe Holding GmbH, Variable Rate
EUR	13,000	3.519%, 1/15/14(8)	$16,356,861

			$16,356,861

Cable and Satellite Television — 0.2%

Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(9)	$14,140,000

			$14,140,000

Chemicals and Plastics — 0.1%

Rhodia SA, Sr. Notes, Variable Rate
EUR	2,000	3.394%, 10/15/13(8)	$2,662,900
Wellman Holdings, Inc., Sr. Sub. Notes
	1,077	5.00%, 1/29/19(6)	503,920

			$3,166,820

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Jr. Notes
	175	18.00%, 3/31/15(2)(6)	$139,721

			$139,721

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.053%, 10/15/13	$6,040,125

			$6,040,125

Health Care — 0.1%

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(9)	$3,048,750

			$3,048,750

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$9,850,000

			$9,850,000

Manufacturing — 0.1%

Reddy Ice Corp., Sr. Notes
	4,000	11.25%, 3/15/15(9)	$4,280,000

			$4,280,000

Telecommunications — 0.1%

Qwest Corp., Sr. Notes, Variable Rate
	5,850	3.507%, 6/15/13	$5,967,000

			$5,967,000

Total Corporate Bonds & Notes
(identified cost $62,382,355)			$62,989,277

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$909	Alzette European CLO SA, Series 2004-1A, Class E2, 7.273%, 12/15/20(2)(10)	$109,107
	2,246	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.453%, 6/15/29(9)(10)	2,217,477
	884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.202%, 2/24/19(9)(10)	585,534
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(9)(10)	731,372
	1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(2)(9)(10)	589,883
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	765,000

See notes to financial statements

30

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

$985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(2)(10)	$658,036
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.253%, 1/15/18(9)(10)	1,014,600

Total Asset-Backed Securities
(identified cost $11,109,797)		$6,671,009

Common Stocks — 0.6%

Shares	Security	Value

Automotive — 0.1%

88,506	Dayco Products, LLC(11)	$3,794,695
207,032	Hayes Lemmerz International, Inc.(6)(11)	991,683

		$4,786,378

Building and Development — 0.1%

23,625	Lafarge Roofing(6)(11)	$0
234,248	Sanitec Europe Oy B Units(6)(11)	711,108
230,960	Sanitec Europe Oy E Units(6)(11)	0
3,646	United Subcontractors, Inc.(6)(11)	236,672
22,273	WCI Communities, Inc.(11)	1,893,171

		$2,840,951

Chemicals and Plastics — 0.0%

3,849	Vita Cayman II, Ltd.	$397,168
1,022	Wellman Holdings, Inc.(6)(11)	304,137

		$701,305

Diversified Manufacturing — 0.0%

381,639	MEGA Brands, Inc.(11)	$198,071

		$198,071

Ecological Services and Equipment — 0.0%

2,484	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$43,520

		$43,520

Food Service — 0.0%

193,076	Buffets, Inc.(11)	$965,380

		$965,380

Home Furnishings — 0.0%

364	Dometic Corp.(11)	$0
12,874	Oreck Corp.(6)(11)	937,742

		$937,742

Publishing — 0.4%

28,605	Ion Media Networks, Inc.(6)(11)	$8,177,597
162,730	MediaNews Group, Inc.(11)	2,603,679
351,929	Reader’s Digest Association, Inc. (The)(11)	10,029,977
5,725	Source Interlink Companies, Inc.(6)(11)	41,392
30,631	Star Tribune Media Holdings Co.(6)(11)	11,333
53,719	SuperMedia, Inc.(11)	2,411,983

		$23,275,961

Total Common Stocks
(identified cost $26,711,610)		$33,749,308

Preferred Stocks — 0.0%

Shares	Security	Value

Ecological Services and Equipment — 0.0%

1,138	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$91,040

		$91,040

Total Preferred Stocks
(identified cost $19,915)		$91,040

Closed-End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$53,480

Total Closed-End Investment Companies
(identified cost $72,148)		$53,480

Warrants — 0.0%

Shares	Security	Value

1,343	Oreck Corp., 3/19/20(6)(11)	$97,824

Total Warrants
(identified cost $97,824)		$97,824

See notes to financial statements

31

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 6.3%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$309,787	Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	$309,786,751
28,702	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/3/10	28,702,129

Total Short-Term Investments
(identified cost $338,488,880)		$338,488,880

Total Investments — 104.4%
(identified cost $5,702,042,819)		$5,635,573,045

Less Unfunded Loan Commitments — (1.1)%		$(58,251,122)

Net Investments — 103.3%
(identified cost $5,643,791,697)		$5,577,321,923

Other Assets, Less Liabilities — (3.3)%		$(177,737,557)

Net Assets — 100.0%		$5,399,584,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(5)	Defaulted matured security.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $37,222,616 or 0.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $140,982 and $0, respectively.

See notes to financial statements

32

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $5,334,004,946)	$5,267,535,172
Affiliated investment, at value (identified cost, $309,786,751)	309,786,751
Cash	14,824
Foreign currency, at value (identified cost, $23,361,599)	23,396,920
Interest receivable	17,315,780
Receivable for investments sold	27,400,761
Receivable for closed swap contracts	115,938
Prepaid expenses	213,910

Total assets	$5,645,780,056

Liabilities

Payable for investments purchased	$240,286,489
Payable for open forward foreign currency exchange contracts	3,094,734
Payable to affiliates:
Investment adviser fee	2,222,660
Trustees’ fees	4,208
Accrued expenses	587,599

Total liabilities	$246,195,690

Net Assets applicable to investors’ interest in Portfolio	$5,399,584,366

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$5,468,081,374
Net unrealized depreciation	(68,497,008)

Total	$5,399,584,366

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $42,806)	$117,134,280
Dividends	1,800
Interest allocated from affiliated investments	264,004
Expenses allocated from affiliated investments	(123,022)

Total investment income	$117,277,062

Expenses

Investment adviser fee	$11,956,379
Trustees’ fees and expenses	25,250
Custodian fee	379,002
Legal and accounting services	439,249
Interest expense and fees	239,507
Miscellaneous	114,723

Total expenses	$13,154,110

Deduct —
Reduction of custodian fee	$77

Total expense reductions	$77

Net expenses	$13,154,033

Net investment income	$104,123,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(79,899,604)
Investment transactions allocated from affiliated investments	42,315
Foreign currency and forward foreign currency exchange contract transactions	44,403,237

Net realized loss	$(35,454,052)

Change in unrealized appreciation (depreciation) —
Investments	$309,118,745
Foreign currency and forward foreign currency exchange contracts	(3,202,391)

Net change in unrealized appreciation (depreciation)	$305,916,354

Net realized and unrealized gain	$270,462,302

Net increase in net assets from operations	$374,585,331

See notes to financial statements

33

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$104,123,029	$189,451,144
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(35,454,052)	(214,393,575)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	305,916,354	959,820,600

Net increase in net assets from operations	$374,585,331	$934,878,169

Capital transactions —
Contributions	$959,611,120	$1,462,810,319
Withdrawals	(228,952,153)	(1,159,558,768)

Net increase from capital transactions	$730,658,967	$303,251,551

Net increase in net assets	$1,105,244,298	$1,238,129,720

Net Assets

At beginning of period	$4,294,340,068	$3,056,210,348

At end of period	$5,399,584,366	$4,294,340,068

See notes to financial statements

34

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.61%	0.70%	0.58%	0.54%	0.54%
Net investment income	4.50	%(2)	5.41%	6.50%	6.94%	6.44%	4.68%
Portfolio Turnover	22	%(3)	35%	7%	61%	50%	57%

Total Return	8.41	%(3)	27.54%	(22.24)%	4.62%	6.36%	4.77%

Net assets, end of period (000’s omitted)	$5,399,584		$4,294,340	$3,056,210	$6,851,600	$7,430,493	$6,506,058

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

35

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 71.4%, 14.0%, 10.6%, 1.6%, 0.7% and less than 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations

36

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund

37

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all

38

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to 2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $12,039,237 of which $82,858 was allocated from Cash Management Portfolio and $11,956,379 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.52% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans and including maturities and paydowns, aggregated $1,786,601,529 and $988,437,330, respectively, for the six months ended April 30, 2010.

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $340,094,626. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,644,252,318

Gross unrealized appreciation	$90,183,579
Gross unrealized depreciation	(157,113,974)

Net unrealized depreciation	$(66,930,395)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$43,520

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040

Total Restricted Securities			$19,915		$134,560

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of

39

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/28/10	British Pound Sterling 102,044,740	United States Dollar 155,345,768	$(773,659)
5/28/10	Euro 260,920,932	United States Dollar 345,258,405	(2,175,011)
5/28/10	Swiss Franc 15,797,490	United States Dollar 14,538,326	(146,064)

			$(3,094,734)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(3,094,734	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign currency risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income

Forward foreign currency exchange contracts	$43,191,195(1)	$(3,899,385	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $457,407,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.15% prior to March 22, 2010) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in

40

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less unfunded loan commitments)	$—	$5,132,773,035	$2,408,070	$5,135,181,105
Corporate Bonds & Notes	—	62,345,636	643,641	62,989,277
Asset-Backed Securities	—	6,671,009	—	6,671,009
Common Stocks	2,610,054	19,684,070	11,455,184	33,749,308
Preferred Stocks	—	—	91,040	91,040
Closed-End Investment Companies	53,480	—	—	53,480
Warrants	—	—	97,824	97,824
Short-Term Investments	—	338,488,880	—	338,488,880

Total Investments	$2,663,534	$5,559,962,630	$14,695,759	$5,577,321,923

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,094,734)	$—	$(3,094,734)

Total	$—	$(3,094,734)	$—	$(3,094,734)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$—	$8,478,957
Realized gains (losses)	(3,804,564)	—	—	—	—	(3,804,564)
Change in net unrealized appreciation (depreciation)*	1,263,882	72,709	245,678	—	—	1,582,269
Net purchases (sales)	(1,940,607)	52,593	10,156,138	—	97,824	8,365,948
Accrued discount (premium)	60,138	13,011	—	—	—	73,149
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of April 30, 2010	$2,408,070	$643,641	$11,455,184	$91,040	$97,824	$14,695,759

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$(29,548)	$72,709	$245,506	$—	$—	$288,667

*	Amount is included in the related amount on investments in the Statement of Operations.

41

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

42

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

43

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

44

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

45

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES CONT’D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

46

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This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1044-6/10	FRSRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Scott H. Page, CFA
Co-Portfolio Manager
Craig P. Russ
Co-Portfolio Manager
Michael W. Weilheimer, CFA
Co-Portfolio Manager
Thomas J. Huggins, CFA
Co-Portfolio Manager
•	During the six months ending April 30, 2010, the U.S. economy continued to strengthen, building on the recovery that began in 2009. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce. Growth was driven by government stimulus, increased business activity and a recovery in consumer spending. During the period, the Federal Reserve (the Fed) left short-term interest rates near zero but began unwinding various emergency programs that were designed to stabilize the financial system during the credit crisis. Meanwhile, corporate profits rebounded as business activity improved and productivity rose. We also saw the mounting effects of the government’s ongoing stimulus plan, which significantly increased the federal deficit and U.S. Treasury borrowing. Long-term interest rates were essentially unchanged during the period, while riskier assets continued to perform well as credit yield spreads tightened.

•	The floating-rate loan market, as measured by the S&P/LSTA Leveraged Loan Index (the Index), returned 9.57% during the six-month period ending April 30, 2010.[1] Performance was driven by a combination of technical and fundamental improvements, which strengthened both the supply/demand balance and the market outlook. From a technical standpoint, robust high-yield bond issuance and improving M&A and IPO markets had the effect of reducing loan supply. High-yield bond issuance alone was responsible for $13 billion of loan repayments in the first quarter of 2010, according to Standard & Poor’s Leveraged Commentary & Data. On the demand side, we saw steady inflows into the asset class, as investors sought more-favorable yields and protection from the anticipated rise in short-term interest rates. From a fundamental standpoint, earnings across the bank loan universe generally improved and default rates continued to decline.
•	The high-yield corporate bond market continued to perform well during the six months ending April 30, 2010, a period in which it recorded its fifth consecutive quarter of positive returns. For this semiannual period, the BofA Merrill Lynch U.S. High Yield Index (the “High Yield Index”), a performance measure of below-investment-grade bonds, returned 11.65%.
Management Discussion
•	The Fund’s2 investment objective is to provide a high level of current income. The Fund currently seeks its objective by investing at least 65% of its total assets in Floating Rate Portfolio and not more than 20% of its total assets in High Income Opportunities Portfolio. The Portfolios are separate registered investment companies managed by Eaton Vance or its affiliates. As of April 30, 2010, the Fund was 81.9% invested in Floating Rate Portfolio and 18.1% invested in High Income Opportunities Portfolio.

Total Return Performance
10/31/09 – 4/30/10

Advisers Class[3]	8.73%
Class A3	8.59
Class B3	8.22
Class C3	8.23
Class I3	8.73
S&P/LSTA Leveraged Loan Index[1]	9.57
See page 4 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

[2]	The Fund currently invests in two separate registered investment companies, Floating Rate Portfolio and High Income Opportunities Portfolio (the Portfolios) with the same objective and policies as the Fund. References to investments are to the Portfolios’ holdings.

[3]	Six-month returns are cumulative. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Advisers Class and Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010
INVESTMENT UPDATE
•	Floating Rate Portfolio’s floating-rate loan investments included 449 borrowers as of April 30, 2010, with an average loan representing 0.22% of total investments, and no industry constituting more than 10.3% of total investments. Health care, business equipment and services, and cable and satellite television were among the top industry weightings. The Portfolio’s loans were primarily senior, secured loans to companies with average revenues exceeding $1 billion.

•	Floating Rate Portfolio underperformed the Index due to a strong recovery in the riskier end of the market during the second half of 2009 and continuing through April 2010.[1] The Portfolio previously benefited from being underweighted in the riskier segment of the market. The CCC rated loan category, which saw the largest declines in 2008 (down 45.8%), returned 88.6% in calendar 2009, and 20.4% during the six months ending April 30, 2010. Our slight underweight to this ratings category in favor of higher quality issues was a headwind during the period. Even defaulted loans outperformed the Index as a whole, posting a 21.6% return during the six-month period. However, we believe that the Portfolio’s longstanding underweight to riskier loan issuers has benefited its relative performance over the longer-term with less volatility.

•	High Income Opportunities Portfolio posted a strong absolute return for the six months ending April 30, 2010, a period in which economic growth began to strengthen and corporate defaults to decline. This performance was basically in line with the High Yield Index. Compared with the average return of the Lipper High Current Yield Funds Classification, the Portfolio outperformed the peer group.[1]

•	Overweighted positions in the automobile/auto parts, chemicals and retail industries all helped the Fund’s performance relative to the Index. Strong credit selection in energy, hotels and cable/satellite television also contributed positively.

•	Conversely, underweighted positions in CC and C securities detracted from relative performance, as these lower-rated areas of the market performed especially well during the period. In addition, the Fund’s conservative posture toward certain areas of the financials sector imparted a drag on relative performance. In particular, the Fund was underexposed to insurance, banks/thrifts and diversified financials — once-beleaguered segments of the market that were among the Index’s top performers during the six-month period — and this conservative stance hurt in relative terms. The Fund’s performance also was negatively affected in part due to its materially lower duration versus the Index, as lower duration bonds have less room to appreciate in an up market.

[1]	It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Portfolio.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010
FUND STATISTICS

Portfolio Composition

Top 10 Holdings[1]

By total investments

Community Health Systems, Inc.	1.3%
Rite Aid Corp.	1.2
UPC Broadband Holding B.V.	1.2
SunGard Data Systems, Inc.	1.1
Aramark Corp.	1.1
Intelsat Corp.	1.1
HCA, Inc.	1.1
Charter Communications Operating, Inc.	1.1
Georgia-Pacific Corp.	1.0
Nielsen Finance LLC	0.9

[1]	Top 10 Holdings represented 11.1% of Floating Rate Portfolio’s total investments as of 4/30/10.

Top Five Industries[2]

By total investments

Health Care	10.3%
Business Equipment and Services	8.2
Cable and Satellite Television	7.3
Publishing	5.4
Chemicals and Plastics	5.0

[2]	Industries are shown as a percentage of Floating Rate Portfolio’s total investments as of 4/30/10.

Credit Quality Ratings for
Total Loan Investments[3]

By total loan investments

Baa	2.3%
Ba	41.8
B	35.9
Ca	0.4
Caa	3.5
Defaulted	1.8
Non-Rated	14.3

[3]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Reflects Floating Rate Portfolio’s total loan investments as of 4/30/10. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010
FUND PERFORMANCE

	Advisers
Performance[1]	Class	Class A	Class B	Class C	Class I
Share Class Symbol	EAFHX	EVFHX	EBFHX	ECFHX	EIFHX

Average Annual Total Returns (at net asset value)

Six Months	8.73%	8.59%	8.22%	8.23%	8.73%
One Year	32.95	32.84	31.85	31.70	33.07
Five Years	3.98	3.98	3.22	3.20	4.23
Life of Fund†	4.24	4.41	3.49	3.48	4.48
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	8.73%	6.17%	3.22%	7.23%	8.73%
One Year	32.95	29.83	26.85	30.70	33.07
Five Years	3.98	3.50	2.90	3.20	4.23
Life of Fund†	4.24	4.07	3.49	3.48	4.48

†	Inception Dates – Advisers Class: 9/7/00; Class A: 5/7/03; Class B: 9/5/00; Class C: 9/5/00; Class I: 9/15/00

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Advisers Class and Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class A, Advisers Class and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of purchase.

Total Annual	Advisers
Operating Expenses [2]	Class	Class A	Class B	Class C	Class I

Expense Ratio	1.20%	1.20%	1.95%	1.95%	0.96%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Floating-Rate & High Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Advisers Class	$1,000.00	$1,087.30	$5.85
Class A	$1,000.00	$1,085.90	$5.84
Class B	$1,000.00	$1,082.20	$9.71
Class C	$1,000.00	$1,082.30	$9.71
Class I	$1,000.00	$1,087.30	$4.55

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.20	$5.66
Class A	$1,000.00	$1,019.20	$5.66
Class B	$1,000.00	$1,015.50	$9.39
Class C	$1,000.00	$1,015.50	$9.39
Class I	$1,000.00	$1,020.40	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Advisers Class shares, 1.13% for Class A shares, 1.88% for Class B shares, 1.88% for Class C shares and 0.88% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolios.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Floating Rate Portfolio, at value (identified cost, $615,039,255)	$574,083,890
Investment in High Income Opportunities Portfolio, at value (identified cost, $129,777,199)	126,625,184
Receivable for Fund shares sold	4,624,451

Total assets	$705,333,525

Liabilities

Payable for Fund shares redeemed	$1,747,470
Distributions payable	658,864
Payable to affiliates:
Distribution and service fees	257,958
Administration fee	83,084
Trustees’ fees	42
Accrued expenses	198,215

Total liabilities	$2,945,633

Net Assets	$702,387,892

Sources of Net Assets

Paid-in capital	$871,082,519
Accumulated net realized loss from Portfolios	(124,134,273)
Accumulated distributions in excess of net investment income	(452,974)
Net unrealized depreciation from Portfolios	(44,107,380)

Total	$702,387,892

Advisers Class Shares

Net Assets	$162,423,142
Shares Outstanding	18,696,483
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.69

Class A Shares

Net Assets	$224,073,924
Shares Outstanding	24,249,148
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.24
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.45

Class B Shares

Net Assets	$26,211,773
Shares Outstanding	3,020,763
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.68

Class C Shares

Net Assets	$198,285,437
Shares Outstanding	22,863,720
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.67

Class I Shares

Net Assets	$91,393,616
Shares Outstanding	10,517,923
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.69

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolios	$18,272,057
Dividends allocated from Portfolios	14,169
Expenses allocated from Portfolios	(1,830,400)

Total investment income from Portfolios	$16,455,826

Expenses

Administration fee	$466,272
Distribution and service fees
Advisers Class	177,240
Class A	238,314
Class B	134,315
Class C	929,269
Trustees’ fees and expenses	250
Custodian fee	18,300
Transfer and dividend disbursing agent fees	305,669
Legal and accounting services	11,253
Printing and postage	57,427
Registration fees	36,061
Miscellaneous	9,101

Total expenses	$2,383,471

Net investment income	$14,072,355

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$(20,211,657)
Swap contracts	22,646
Foreign currency and forward foreign currency exchange contract transactions	4,861,563

Net realized loss	$(15,327,448)

Change in unrealized appreciation (depreciation) —
Investments	$52,890,640
Swap contracts	(46,151)
Foreign currency and forward foreign currency exchange contracts	(373,959)

Net change in unrealized appreciation (depreciation)	$52,470,530

Net realized and unrealized gain	$37,143,082

Net increase in net assets from operations	$51,215,437

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$14,072,355	$30,678,081
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(15,327,448)	(45,408,749)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	52,470,530	166,848,650

Net increase in net assets from operations	$51,215,437	$152,117,982

Distributions to shareholders —
From net investment income
Advisers Class	$(4,482,176)	$(8,867,720)
Class A	(5,971,849)	(8,129,409)
Class B	(773,027)	(1,604,480)
Class C	(5,319,699)	(7,803,085)
Class I	(2,532,787)	(4,124,494)

Total distributions to shareholders	$(19,079,538)	$(30,529,188)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$39,880,744	$92,788,983
Class A	61,527,850	47,522,481
Class B	1,085,866	1,164,406
Class C	20,025,096	17,116,952
Class I	34,836,847	81,875,069
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	4,004,653	5,533,021
Class A	4,275,488	5,540,631
Class B	538,970	1,040,314
Class C	3,787,841	5,288,416
Class I	968,301	1,418,313
Cost of shares redeemed
Advisers Class	(23,152,580)	(151,561,986)
Class A	(34,225,321)	(62,667,100)
Class B	(3,420,979)	(10,363,388)
Class C	(18,246,171)	(47,672,012)
Class I	(25,081,069)	(49,142,489)
Net asset value of shares exchanged
Class A	1,849,519	14,310,799
Class B	(1,849,519)	(14,310,799)
Redemption fees	4,835	317,937

Net increase (decrease) in net assets from Fund share transactions	$66,810,371	$(61,800,452)

Net increase in net assets	$98,946,270	$59,788,342

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$603,441,622	$543,653,280

At end of period	$702,387,892	$603,441,622

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(452,974)	$4,554,209

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Advisers Class
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.260		$6.810	$9.450	$9.690	$9.680	$9.710

Income (Loss) From Operations

Net investment income(1)	$0.199		$0.390	$0.551	$0.639	$0.597	$0.451
Net realized and unrealized gain (loss)	0.500		1.444	(2.662)	(0.233)	0.014	(0.031)

Total income (loss) from operations	$0.699		$1.834	$(2.111)	$0.406	$0.611	$0.420

Less Distributions

From net investment income	$(0.269)		$(0.388)	$(0.469)	$(0.647)	$(0.601)	$(0.451)
Tax return of capital	—		—	(0.068)	—	—	—

Total distributions	$(0.269)		$(0.388)	$(0.537)	$(0.647)	$(0.601)	$(0.451)

Redemption fees(1)	$0.000	(2)	$0.004	$0.008	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$8.690		$8.260	$6.810	$9.450	$9.690	$9.680

Total Return(3)	8.73	%(4)	28.05%	(23.29)%	4.29%	6.49%	4.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$162,423		$134,367	$154,101	$469,777	$841,865	$710,286
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.13	%(7)	1.20%	1.22%	1.08%	1.05%	1.05%
Net investment income	4.74	%(7)	5.56%	6.28%	6.63%	6.16%	4.65%
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%	7%	61%	50%	57%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72%	48%	81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.780		$7.240	$10.050	$10.300	$10.290	$10.320

Income (Loss) From Operations

Net investment income(1)	$0.211		$0.413	$0.591	$0.680	$0.631	$0.475
Net realized and unrealized gain (loss)	0.531		1.536	(2.838)	(0.243)	0.018	(0.027)

Total income (loss) from operations	$0.742		$1.949	$(2.247)	$0.437	$0.649	$0.448

Less Distributions

From net investment income	$(0.282)		$(0.413)	$(0.498)	$(0.668)	$(0.639)	$(0.479)
Tax return of capital	—		—	(0.073)	—	—	—

Total distributions	$(0.282)		$(0.413)	$(0.571)	$(0.688)	$(0.639)	$(0.479)

Redemption fees(1)	$0.000	(2)	$0.004	$0.008	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$9.240		$8.780	$7.240	$10.050	$10.300	$10.290

Total Return(3)	8.59	%(4)	28.18%	(23.31)%	4.35%	6.49%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$224,074		$180,646	$144,591	$361,138	$423,214	$474,435
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.13	%(7)	1.20%	1.22%	1.09%	1.05%	1.05%
Net investment income	4.74	%(7)	5.47%	6.35%	6.63%	6.13%	4.60%
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%	7%	61%	50%	57%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72%	48%	81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.250		$6.810	$9.450	$9.680	$9.680	$9.700

Income (Loss) From Operations

Net investment income(1)	$0.168		$0.348	$0.487	$0.567	$0.520	$0.373
Net realized and unrealized gain (loss)	0.501		1.425	(2.661)	(0.223)	0.008	(0.017)

Total income (loss) from operations	$0.669		$1.773	$(2.174)	$0.344	$0.528	$0.356

Less Distributions

From net investment income	$(0.239)		$(0.337)	$(0.414)	$(0.575)	$(0.528)	$(0.377)
Tax return of capital	—		—	(0.060)	—	—	—

Total distributions	$(0.239)		$(0.337)	$(0.474)	$(0.575)	$(0.528)	$(0.377)

Redemption fees(1)	$0.000	(2)	$0.004	$0.008	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$8.680		$8.250	$6.810	$9.450	$9.680	$9.680

Total Return(3)	8.22	%(4)	27.14%	(23.84)%	3.63%	5.60%	3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,212		$28,490	$46,480	$99,812	$134,213	$163,795
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.88	%(7)	1.95%	1.97%	1.84%	1.80%	1.80%
Net investment income	4.02	%(7)	5.03%	5.58%	5.88%	5.37%	3.84%
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%	7%	61%	50%	57%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72%	48%	81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.240		$6.810	$9.450	$9.680	$9.680	$9.700

Income (Loss) From Operations

Net investment income(1)	$0.167		$0.339	$0.488	$0.566	$0.521	$0.374
Net realized and unrealized gain (loss)	0.502		1.424	(2.663)	(0.222)	0.007	(0.018)

Total income (loss) from operations	$0.669		$1.763	$(2.175)	$0.344	$0.528	$0.356

Less Distributions

From net investment income	$(0.239)		$(0.337)	$(0.413)	$(0.575)	$(0.528)	$(0.377)
Tax return of capital	—		—	(0.060)	—	—	—

Total distributions	$(0.239)		$(0.337)	$(0.473)	$(0.575)	$(0.528)	$(0.377)

Redemption fees(1)	$0.000	(2)	$0.004	$0.008	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$8.670		$8.240	$6.810	$9.450	$9.680	$9.680

Total Return(3)	8.23	%(4)	26.98%	(23.84)%	3.63%	5.59%	3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198,285		$183,193	$177,628	$383,163	$445,987	$525,843
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.88	%(7)	1.95%	1.97%	1.84%	1.80%	1.80%
Net investment income	4.00	%(7)	4.82%	5.59%	5.88%	5.38%	3.85%
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%	7%	61%	50%	57%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72%	48%	81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.260		$6.820	$9.460	$9.690	$9.690	$9.710

Income (Loss) From Operations

Net investment income(1)	$0.210		$0.399	$0.563	$0.664	$0.623	$0.474
Net realized and unrealized gain (loss)	0.499		1.442	(2.652)	(0.225)	0.003	(0.020)

Total income (loss) from operations	$0.709		$1.841	$(2.089)	$0.439	$0.626	$0.454

Less Distributions

From net investment income	$(0.279)		$(0.405)	$(0.490)	$(0.670)	$(0.626)	$(0.475)
Tax return of capital	—		—	(0.069)	—	—	—

Total distributions	$(0.279)		$(0.405)	$(0.559)	$(0.670)	$(0.626)	$(0.475)

Redemption fees(1)	$0.000	(2)	$0.004	$0.008	$0.001	$0.000 (2)	$0.001

Net asset value — End of period	$8.690		$8.260	$6.820	$9.460	$9.690	$9.690

Total Return(3)	8.73	%(4)	28.31%	(23.06)%	4.65%	6.65%	4.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$91,394		$76,745	$20,854	$38,044	$52,730	$37,200
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.88	%(7)	0.96%	0.94%	0.84%	0.80%	0.80%
Net investment income	5.00	%(7)	5.69%	6.47%	6.88%	6.42%	4.88%
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35%	7%	61%	50%	57%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72%	48%	81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio and High Income Opportunities Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of the Floating Rate Portfolio and High Income Opportunities Portfolio (10.6% and 15.4%, respectively, at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of the High Income Opportunities Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $106,557,918 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($16,168,986), October 31, 2011 ($2,993,864), October 31, 2012 ($2,290,023), October 31, 2013 ($2,252,412), October 31, 2015 ($3,277,415), October 31, 2016 ($60,560,805) and October 31, 2017 ($19,014,413).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $466,272. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $13,480 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $10,840 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Advisers/Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $177,240 for Advisers Class shares and $238,314 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $100,736 and $696,952 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,972,000 and $64,287,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $33,579 and $232,317 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $200, $16,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Floating Rate Portfolio	$61,966,981	$70,574,165
High Income Opportunities Portfolio	57,656,472	5,455,051

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Advisers Class	(Unaudited)	October 31, 2009

Sales	4,691,288	14,220,356
Issued to shareholders electing to receive payments of distributions in Fund shares	474,430	793,992
Redemptions	(2,745,865)	(21,356,638)

Net increase (decrease)	2,419,853	(6,342,290)

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	6,786,341	6,378,165
Issued to shareholders electing to receive payments of distributions in Fund shares	476,255	742,148
Redemptions	(3,802,058)	(8,511,074)
Exchange from Class B shares	205,241	2,011,102

Net increase	3,665,779	620,341

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	127,622	162,901
Issued to shareholders electing to receive payments of distributions in Fund shares	64,045	152,689
Redemptions	(843,943)	(1,551,755)
Exchange to Class A shares	218,458	(2,137,629)

Net decrease	(433,818)	(3,373,794)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	2,359,534	2,451,173
Issued to shareholders electing to receive payments of distributions in Fund shares	450,240	760,690
Redemptions	(2,165,790)	(7,093,221)

Net increase (decrease)	643,984	(3,881,358)

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	4,081,482	12,833,266
Issued to shareholders electing to receive payments of distributions in Fund shares	114,531	203,543
Redemptions	(2,973,313)	(6,801,428)

Net increase	1,222,700	6,235,381

For the six months ended April 30, 2010 and year ended October 31, 2009, the Fund received $4,835 and $317,937, respectively, in redemption fees.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.2%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 1.8%

Booz Allen Hamilton, Inc.
	3,042	Term Loan, 6.00%, Maturing July 31, 2015	$3,055,305
CACI International, Inc.
	4,198	Term Loan, 1.76%, Maturing May 3, 2011	4,195,021
DAE Aviation Holdings, Inc.
	3,331	Term Loan, 4.09%, Maturing July 31, 2014	3,192,181
	3,423	Term Loan, 4.09%, Maturing July 31, 2014	3,280,390
Delos Aircraft, Inc.
	4,142	Term Loan, 7.00%, Maturing March 15, 2016	4,201,336
Evergreen International Aviation
	10,164	Term Loan, 10.50%, Maturing October 31, 2011(2)	9,554,232
Hawker Beechcraft Acquisition
	18,859	Term Loan, 2.28%, Maturing March 26, 2014	16,239,520
	1,238	Term Loan, 2.29%, Maturing March 26, 2014	1,065,728
Hexcel Corp.
	4,596	Term Loan, 6.50%, Maturing May 21, 2014	4,630,902
IAP Worldwide Services, Inc.
	3,107	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,966,891
International Lease Finance Co.
	5,633	Term Loan, 6.75%, Maturing March 15, 2015	5,749,571
PGS Solutions, Inc.
	3,299	Term Loan, 2.51%, Maturing February 14, 2013	3,216,814
Spirit AeroSystems, Inc.
	3,729	Term Loan, 2.05%, Maturing December 31, 2011	3,693,381
TransDigm, Inc.
	11,650	Term Loan, 2.28%, Maturing June 23, 2013	11,499,517
Vought Aircraft Industries, Inc.
	7,407	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	7,185,185
	2,778	Term Loan, 7.50%, Maturing December 17, 2011	2,786,459
	3,546	Term Loan, 7.50%, Maturing December 17, 2011	3,558,018
	851	Term Loan, 7.50%, Maturing December 22, 2011	852,872
Wesco Aircraft Hardware Corp.
	6,822	Term Loan, 2.53%, Maturing September 29, 2013	6,715,529
Wyle Services Corp.
	2,000	Term Loan, 6.25%, Maturing March 26, 2016	2,005,000

			$99,643,852

Air Transport — 0.3%

Delta Air Lines, Inc.
	7,000	Revolving Loan, 2.25%, Maturing April 30, 2012	$6,148,331
	8,311	Term Loan, 2.30%, Maturing April 30, 2012	8,139,965
	1,329	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	1,247,007

			$15,535,303

Automotive — 4.0%

Accuride Corp.
	2,167	Term Loan, Maturing January 31, 2012(4)	$2,173,647
	13,097	Term Loan, 9.75%, Maturing June 30, 2013	13,167,948
Adesa, Inc.
	26,248	Term Loan, 3.03%, Maturing October 18, 2013	25,797,494
Allison Transmission, Inc.
	17,204	Term Loan, 3.01%, Maturing August 7, 2014	16,488,743
Dayco Products, LLC
	3,000	Term Loan, 0.50%, Maturing November 12, 2012(3)	3,093,600
	500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
	1,961	Term Loan, 10.50%, Maturing November 13, 2014	1,960,622
	290	Term Loan, 12.50%, Maturing November 13, 2014(2)	266,914
Federal-Mogul Corp.
	27,313	Term Loan, 2.19%, Maturing December 27, 2014	25,037,131
	19,011	Term Loan, 2.20%, Maturing December 27, 2015	17,426,825
Financiere Truck (Investissement)
EUR	1,309	Term Loan, 3.22%, Maturing February 15, 2012	1,102,327
Ford Motor Co.
	4,852	Revolving Loan, 2.32%, Maturing December 15, 2013(3)	4,673,474
	7,123	Term Loan, 3.26%, Maturing December 16, 2013	6,867,409
	20,634	Term Loan, 3.28%, Maturing December 16, 2013	19,960,646
Fraikin, Ltd.
GBP	1,611	Term Loan, 2.87%, Maturing February 15, 2012(3)	1,558,771
GBP	716	Term Loan, 2.99%, Maturing February 15, 2012(3)	692,593
Goodyear Tire & Rubber Co.
	41,656	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	39,906,167
HHI Holdings, LLC
	2,000	Term Loan, 10.50%, Maturing March 30, 2015	2,033,126
Keystone Automotive Operations, Inc.
	6,806	Term Loan, 3.78%, Maturing January 12, 2012	5,955,346
Locafroid Services S.A.S.
EUR	307	Term Loan, 3.22%, Maturing February 15, 2012	258,496
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.25%, Maturing March 17, 2014	5,570,813
TriMas Corp.
	2,086	Term Loan, 6.00%, Maturing August 2, 2011	2,054,648
	8,723	Term Loan, 6.00%, Maturing December 15, 2015	8,591,855
United Components, Inc.
	8,530	Term Loan, 2.25%, Maturing June 30, 2010	8,338,084

			$214,456,679

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco — 0.2%

Culligan International Co.
	7,889	Term Loan, 2.52%, Maturing November 24, 2014	$6,713,435
Southern Wine & Spirits of America, Inc.
	992	Term Loan, 5.50%, Maturing May 31, 2012	990,927
Van Houtte, Inc.
	115	Term Loan, 2.79%, Maturing July 11, 2014	111,538
	845	Term Loan, 2.79%, Maturing July 11, 2014	817,945

			$8,633,845

Building and Development — 2.3%

401 North Wabash Venture, LLC
	3,274	Term Loan, 0.00%, Maturing May 7, 2009(5)	$2,488,397
AIMCO Properties, L.P.
	938	Term Loan, 1.76%, Maturing March 23, 2011	933,201
Beacon Sales Acquisition, Inc.
	4,223	Term Loan, 2.28%, Maturing September 30, 2013	4,159,887
Brickman Group Holdings, Inc.
	5,800	Term Loan, 2.29%, Maturing January 23, 2014	5,683,798
Building Materials Corp. of America
	13,274	Term Loan, 3.06%, Maturing February 22, 2014	13,124,377
Contech Construction Products
	1,767	Term Loan, 2.26%, Maturing January 13, 2013	1,616,964
Epco/Fantome, LLC
	9,030	Term Loan, 2.89%, Maturing November 23, 2010	8,668,800
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.53%, Maturing December 1, 2010(3)	1,599,840
	11,784	Term Loan, 5.11%, Maturing December 1, 2010	11,607,463
Lafarge Roofing
	1,593	Term Loan, 3.25%, Maturing July 16, 2014(2)	1,221,240
EUR	2,861	Term Loan, 3.25%, Maturing July 16, 2014(2)	2,920,684
EUR	1,866	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,888,268
Materis
EUR	2,161	Term Loan, 3.03%, Maturing April 27, 2014	2,420,231
EUR	2,322	Term Loan, 3.16%, Maturing April 27, 2015	2,599,590
Mueller Water Products, Inc.
	6,816	Term Loan, 5.33%, Maturing May 23, 2014	6,843,220
NCI Building Systems, Inc.
	3,723	Term Loan, 8.00%, Maturing June 18, 2010	3,677,659
November 2005 Land Investors
	610	Term Loan, 5.75%, Maturing May 9, 2011	166,138
Panolam Industries Holdings, Inc.
	11,322	Term Loan, 8.25%, Maturing December 31, 2013	10,586,062
Re/Max International, Inc.
	13,900	Term Loan, 5.50%, Maturing April 16, 2016	13,934,750
Realogy Corp.
	10,411	Term Loan, 3.29%, Maturing October 10, 2013	9,462,042
	2,803	Term Loan, 3.38%, Maturing October 10, 2013	2,547,475
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(5)	4,001,562
Standard Pacific Corp.
	4,680	Term Loan, 2.00%, Maturing May 5, 2013	4,313,402
WCI Communities, Inc.
	3,956	Term Loan, 10.00%, Maturing September 3, 2014(2)	3,836,853
	5,488	Term Loan, 10.07%, Maturing September 3, 2014	5,478,884

			$125,780,787

Business Equipment and Services — 8.6%

Activant Solutions, Inc.
	10,113	Term Loan, 2.31%, Maturing May 1, 2013	$9,696,297
Acxiom Corp.
	8,786	Term Loan, 3.32%, Maturing March 15, 2015	8,764,527
Advantage Sales & Marketing, Inc.
	15,876	Term Loan, 2.26%, Maturing March 29, 2013	15,875,738
	11,500	Term Loan, Maturing April 7, 2016(4)	11,467,490
Affinion Group, Inc.
	5,000	Revolving Loan, 0.62%, Maturing October 17, 2011(3)	4,975,000
	26,725	Term Loan, 5.00%, Maturing October 8, 2016	26,591,375
Dealer Computer Services, Inc.
	13,450	Term Loan, Maturing April 16, 2017(4)	13,450,000
Education Management, LLC
	15,416	Term Loan, 2.06%, Maturing June 1, 2013	15,112,663
First American Corp.
	6,725	Term Loan, 4.75%, Maturing April 9, 2016	6,773,339
Info USA, Inc.
	1,208	Term Loan, 2.05%, Maturing February 14, 2012	1,204,242
	1,973	Term Loan, 2.05%, Maturing February 14, 2012	1,967,130
Intergraph Corp.
	3,350	Term Loan, 4.50%, Maturing May 29, 2014	3,342,175
	3,875	Term Loan, 6.00%, Maturing May 29, 2014	3,895,991
iPayment, Inc.
	15,632	Term Loan, 2.28%, Maturing May 10, 2013	14,999,912
Kronos, Inc.
	13,717	Term Loan, 2.29%, Maturing June 11, 2014	13,242,910
Language Line, Inc.
	12,294	Term Loan, 5.50%, Maturing October 30, 2015	12,365,900
Mitchell International, Inc.
	1,980	Term Loan, 2.31%, Maturing March 28, 2014	1,873,189
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,278,750

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

NE Customer Service
	11,800	Term Loan, 6.00%, Maturing March 5, 2016	$11,769,273
Protection One, Inc.
	1,719	Term Loan, 2.53%, Maturing March 31, 2012	1,723,678
	9,744	Term Loan, 6.25%, Maturing March 31, 2014	9,768,776
Quad Graphics
	5,000	Term Loan, Maturing April 14, 2016(4)	4,995,315
Quantum Corp.
	4,081	Term Loan, 3.79%, Maturing July 12, 2014	3,976,628
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,758,000
	17,869	Term Loan, 2.30%, Maturing March 31, 2013	17,585,826
Sabre, Inc.
	40,444	Term Loan, 2.30%, Maturing September 30, 2014	38,535,551
Safenet, Inc.
	15,691	Term Loan, 2.76%, Maturing April 12, 2014	15,161,005
Serena Software, Inc.
	9,710	Term Loan, 2.25%, Maturing March 10, 2013	9,410,553
Sitel (Client Logic)
	7,448	Term Loan, 5.79%, Maturing January 29, 2014	7,373,406
EUR	569	Term Loan, 5.91%, Maturing January 29, 2014	754,388
Solera Holdings, LLC
	3,736	Term Loan, 2.06%, Maturing May 15, 2014	3,681,408
EUR	2,954	Term Loan, 2.44%, Maturing May 15, 2014	3,804,688
SunGard Data Systems, Inc.
	10,374	Term Loan, 2.00%, Maturing February 28, 2014	10,052,083
	3,423	Term Loan, 6.75%, Maturing February 28, 2014	3,442,129
	51,518	Term Loan, 3.88%, Maturing February 28, 2016	51,310,717
Ticketmaster
	8,651	Term Loan, 7.00%, Maturing July 22, 2014	8,739,929
Transaction Network Service, Inc.
	2,385	Term Loan, 6.00%, Maturing November 18, 2015	2,405,481
Travelport, LLC
	6,614	Term Loan, 2.79%, Maturing August 23, 2013	6,438,546
	14,116	Term Loan, 2.79%, Maturing August 23, 2013	13,768,325
	19,549	Term Loan, 2.79%, Maturing August 23, 2013	19,030,979
EUR	2,106	Term Loan, 3.14%, Maturing August 23, 2013	2,722,015
	3,474	Term Loan, 10.50%, Maturing August 23, 2013	3,497,590
Valassis Communications, Inc.
	732	Term Loan, 2.25%, Maturing March 2, 2014	727,497
	4,329	Term Loan, 2.25%, Maturing March 2, 2014	4,304,550
West Corp.
	13,104	Term Loan, 2.64%, Maturing October 24, 2013	12,807,706
	17,581	Term Loan, 4.14%, Maturing July 15, 2016	17,525,628

			$461,948,298

Cable and Satellite Television — 7.4%

Atlantic Broadband Finance, LLC
	11,967	Term Loan, 6.75%, Maturing June 8, 2013	$12,022,723
	445	Term Loan, 2.55%, Maturing September 1, 2013	440,784
Bresnan Broadband Holdings, LLC
	15,396	Term Loan, 2.26%, Maturing March 29, 2014	15,222,780
	1,485	Term Loan, 2.31%, Maturing March 29, 2014	1,468,294
Cequel Communications, LLC
	37,947	Term Loan, 2.29%, Maturing November 5, 2013	37,330,533
	2,500	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	2,510,000
Charter Communications Operating, Inc.
	64,175	Term Loan, 2.30%, Maturing March 6, 2014	61,010,432
CSC Holdings, Inc.
	1,473	Term Loan, 2.00%, Maturing March 29, 2016	1,475,441
	14,690	Term Loan, 2.00%, Maturing March 29, 2016	14,660,300
CW Media Holdings, Inc.
	4,680	Term Loan, 3.29%, Maturing February 15, 2015	4,453,681
DirectTV Holdings, LLC
	1,766	Term Loan, 1.77%, Maturing April 13, 2013	1,768,782
Foxco Acquisition Sub., LLC
	9,275	Term Loan, 7.50%, Maturing July 14, 2015	9,240,556
Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.27%, Maturing April 6, 2014	25,769,372
Kabel BW GmbH and Co.
EUR	1,500	Term Loan, Maturing June 9, 2013(4)	1,965,346
EUR	1,500	Term Loan, Maturing June 9, 2014(4)	1,965,346
Kabel Deutschland Gmbh
EUR	7,000	Term Loan, 3.66%, Maturing March 31, 2014	9,191,996
MCC Iowa, LLC
	7,616	Term Loan, 2.01%, Maturing January 31, 2015	7,344,118
	7,740	Term Loan, 2.01%, Maturing January 31, 2015	7,463,295
Mediacom Broadband, LLC
	10,275	Term Loan, Maturing October 20, 2017(4)	10,282,706
Mediacom Illinois, LLC
	20,244	Term Loan, 2.01%, Maturing January 31, 2015	19,467,825
	2,985	Term Loan, 5.50%, Maturing March 31, 2017	3,004,403
Mediacom, LLC
	6,000	Term Loan, 4.50%, Maturing October 20, 2017	6,005,628
ProSiebenSat.1 Media AG
EUR	8,887	Term Loan, 2.41%, Maturing June 26, 2014	10,615,463
EUR	2,613	Term Loan, 2.41%, Maturing July 2, 2014	3,121,297
EUR	2,020	Term Loan, 3.34%, Maturing March 2, 2015	2,165,715
EUR	739	Term Loan, 2.54%, Maturing June 26, 2015	903,039
EUR	16,816	Term Loan, 2.54%, Maturing June 26, 2015	20,537,729
EUR	2,020	Term Loan, 3.59%, Maturing March 2, 2016	2,165,715

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.
	9,793	Term Loan, 2.18%, Maturing December 31, 2014	$9,560,408
	17,842	Term Loan, 3.93%, Maturing December 31, 2016	17,650,649
EUR	21,765	Term Loan, 4.15%, Maturing December 31, 2016	27,663,043
EUR	10,790	Term Loan, 4.99%, Maturing December 31, 2017	13,859,868
Virgin Media Investment Holding
GBP	11,000	Term Loan, 4.41%, Maturing December 31, 2015	16,720,859
YPSO Holding SA
EUR	3,172	Term Loan, 4.16%, Maturing July 28, 2014(2)	3,587,432
EUR	5,176	Term Loan, 4.16%, Maturing July 28, 2014(2)	5,853,179
EUR	8,220	Term Loan, 4.16%, Maturing July 28, 2014(2)	9,295,856

			$397,764,593

Chemicals and Plastics — 5.2%

Arizona Chemical, Inc.
EUR	2,548	Term Loan, 2.91%, Maturing February 28, 2013	$3,291,352
Brenntag Holding GmbH and Co. KG
	10,877	Term Loan, 4.03%, Maturing December 23, 2013	10,904,579
	2,099	Term Loan, 4.07%, Maturing December 23, 2013	2,104,255
EUR	3,434	Term Loan, 4.58%, Maturing December 23, 2013	4,568,389
EUR	230	Term Loan - Second Lien, 4.94%, Maturing June 23, 2015	307,540
EUR	32	Term Loan - Second Lien, 6.94%, Maturing June 23, 2015	42,913
British Vita UK, Ltd.
EUR	961	Term Loan, 5.76%, Maturing June 30, 2014(2)	1,248,156
Celanese Holdings, LLC
	11,787	Term Loan, 2.00%, Maturing April 2, 2014	11,558,434
	15,758	Term Loan, 2.04%, Maturing April 2, 2014	15,471,098
EUR	970	Term Loan, 2.38%, Maturing April 2, 2014	1,267,291
Chemtura Corp.
	4,200	DIP Loan, 6.00%, Maturing March 22, 2011	4,231,500
Cognis GmbH
EUR	1,249	Term Loan, 2.65%, Maturing September 15, 2013	1,633,552
EUR	4,276	Term Loan, 2.65%, Maturing September 15, 2013	5,589,461
Columbian Chemicals Acquisition
	8,539	Term Loan, 6.31%, Maturing March 16, 2013	8,240,288
Ferro Corp.
	13,891	Term Loan, 6.29%, Maturing June 6, 2012	13,856,314
Hexion Specialty Chemicals, Inc.
	9,600	Term Loan, 2.35%, Maturing May 5, 2013	8,496,000
	1,211	Term Loan, 4.00%, Maturing May 5, 2015	1,168,151
	973	Term Loan, 4.06%, Maturing May 5, 2015	923,875
	3,276	Term Loan, 4.06%, Maturing May 5, 2015	3,162,944
	7,397	Term Loan, 4.06%, Maturing May 5, 2015	7,141,608
EUR	1,099	Term Loan, 4.39%, Maturing May 5, 2015	1,339,333
Huish Detergents, Inc.
	2,000	Term Loan, Maturing April 26, 2014(4)	1,960,000
Huntsman International, LLC
	7,500	Revolving Loan, 3.04%, Maturing August 16, 2010(3)	6,890,625
	19,956	Term Loan, 2.06%, Maturing August 16, 2012	19,255,020
	2,475	Term Loan, Maturing June 30, 2016(4)	2,400,307
INEOS Group
EUR	2,881	Term Loan, 4.90%, Maturing December 14, 2011	3,828,599
EUR	149	Term Loan, 5.40%, Maturing December 14, 2011	197,591
EUR	2,882	Term Loan, 5.40%, Maturing December 14, 2011	3,829,947
EUR	149	Term Loan, 5.90%, Maturing December 14, 2011	197,593
	3,405	Term Loan, 7.00%, Maturing December 14, 2012	3,455,637
	17,265	Term Loan, 9.50%, Maturing December 14, 2013	17,270,681
	17,265	Term Loan, 8.00%, Maturing December 14, 2014	17,270,681
ISP Chemco, Inc.
	8,472	Term Loan, 2.06%, Maturing June 4, 2014	8,267,600
Kranton Polymers, LLC
	10,956	Term Loan, 2.31%, Maturing May 12, 2013	10,569,992
Lyondell Chemical Co.
	4,475	Term Loan, 5.50%, Maturing March 14, 2016	4,496,543
MacDermid, Inc.
	2,952	Term Loan, 2.27%, Maturing April 12, 2014	2,745,094
Millenium Inorganic Chemicals
	8,799	Term Loan, 2.54%, Maturing April 30, 2014	8,304,102
Momentive Performance Material
	4,850	Term Loan, 2.50%, Maturing December 4, 2013	4,609,522
Nalco Co.
	3,027	Term Loan, 6.50%, Maturing May 6, 2016	3,056,767
	3,990	Term Loan, 2.02%, Maturing May 13, 2016	3,976,015
Rockwood Specialties Group, Inc.
EUR	588	Term Loan, 5.00%, Maturing July 30, 2011	786,398
	27,626	Term Loan, 6.00%, Maturing May 15, 2014	27,864,658
Solutia, Inc.
	5,000	Revolving Loan, 0.79%, Maturing March 12, 2015(3)	4,650,000
	17,625	Term Loan, 4.75%, Maturing March 12, 2017	17,770,036

			$280,200,441

Clothing / Textiles — 0.2%

Hanesbrands, Inc.
	7,831	Term Loan, 5.25%, Maturing December 10, 2015	$7,928,478
The William Carter Co.
	3,290	Term Loan, 1.78%, Maturing July 14, 2012	3,286,088

			$11,214,566

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates — 2.1%

Aquilex Holdings, LLC
	2,000	Term Loan, 6.25%, Maturing March 26, 2016	$2,015,000
Doncasters (Dunde HoldCo 4 Ltd.)
	3,595	Term Loan, 4.27%, Maturing July 13, 2015	3,205,819
GBP	659	Term Loan, 4.56%, Maturing July 13, 2015	902,503
	3,595	Term Loan, 4.77%, Maturing July 13, 2015	3,205,819
GBP	659	Term Loan, 5.06%, Maturing July 13, 2015	902,503
Gentek Holding, LLC
	2,120	Term Loan, 7.00%, Maturing October 29, 2014	2,134,924
Jarden Corp.
	2,310	Term Loan, 2.04%, Maturing January 24, 2012	2,302,024
	7,098	Term Loan, 2.04%, Maturing January 24, 2012	7,077,415
	1,004	Term Loan, 2.79%, Maturing January 24, 2012	1,003,988
Johnson Diversey, Inc.
	5,112	Term Loan, 5.50%, Maturing November 24, 2015	5,156,919
Manitowoc Company, Inc. (The)
	10,922	Term Loan, 7.50%, Maturing November 6, 2014	10,965,339
Polymer Group, Inc.
	1,576	Term Loan, 2.53%, Maturing November 22, 2012	1,575,665
	15,628	Term Loan, 7.00%, Maturing November 22, 2014	15,764,754
RBS Global, Inc.
	5,522	Term Loan, 2.56%, Maturing July 19, 2013	5,333,928
	27,866	Term Loan, 2.81%, Maturing July 19, 2013	27,273,409
RGIS Holdings, LLC
	790	Term Loan, 2.79%, Maturing April 30, 2014	749,530
	15,801	Term Loan, 2.79%, Maturing April 30, 2014	14,990,609
US Investigations Services, Inc.
	6,125	Term Loan, 3.27%, Maturing February 21, 2015	5,726,710
Vertrue, Inc.
	6,353	Term Loan, 3.30%, Maturing August 16, 2014	5,415,645

			$115,702,503

Containers and Glass Products — 2.7%

Berry Plastics Corp.
	20,288	Term Loan, 2.26%, Maturing April 3, 2015	$19,005,954
Consolidated Container Co.
	5,463	Term Loan, 2.50%, Maturing March 28, 2014	5,176,368
Crown Americas, Inc.
	1,392	Term Loan, 2.00%, Maturing November 15, 2012	1,378,661
	4,654	Term Loan, 2.00%, Maturing November 15, 2012	4,609,441
EUR	4,320	Term Loan, 2.15%, Maturing November 15, 2012	5,608,067
Graham Packaging Holdings Co.
	10,167	Term Loan, 2.50%, Maturing October 7, 2011	10,114,100
	21,045	Term Loan, 6.75%, Maturing April 5, 2014	21,250,418
Graphic Packaging International, Inc.
	24,543	Term Loan, 2.30%, Maturing May 16, 2014	24,212,733
	6,179	Term Loan, 3.04%, Maturing May 16, 2014	6,160,492
JSG Acquisitions
EUR	1,069	Term Loan, 3.93%, Maturing December 31, 2014	1,420,677
EUR	1,060	Term Loan, 4.08%, Maturing December 31, 2014	1,408,884
OI European Group B.V.
EUR	11,939	Term Loan, 1.90%, Maturing June 14, 2013	15,478,256
Owens-Brockway Glass Container
	4,054	Term Loan, 1.90%, Maturing June 14, 2013	4,021,354
Reynolds Group Holdings, Inc.
	7,950	Term Loan, 6.25%, Maturing November 5, 2015	8,001,675
Smurfit-Stone Container Corp.
	7,916	Revolving Loan, 2.90%, Maturing July 28, 2010	7,955,768
	2,632	Revolving Loan, 3.05%, Maturing July 28, 2010	2,645,015
	1,033	Term Loan, 2.50%, Maturing November 1, 2011	1,030,343
	1,813	Term Loan, 2.50%, Maturing November 1, 2011	1,803,503
	3,416	Term Loan, 2.50%, Maturing November 1, 2011	3,407,854
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,584,764

			$146,274,327

Cosmetics / Toiletries — 0.8%

Alliance Boots Holdings, Ltd.
GBP	13,000	Term Loan, 3.55%, Maturing July 5, 2015	$18,675,920
American Safety Razor Co.
	3,254	Term Loan, 6.75%, Maturing July 31, 2013	3,020,403
Bausch & Lomb, Inc.
	2,368	Term Loan, 3.54%, Maturing April 30, 2015	2,322,599
	11,762	Term Loan, 3.54%, Maturing April 30, 2015	11,538,926
Prestige Brands, Inc.
	5,675	Term Loan, 4.75%, Maturing March 17, 2016	5,731,750

			$41,289,598

Drugs — 0.5%

Graceway Pharmaceuticals, LLC
	13,633	Term Loan, 3.02%, Maturing May 3, 2012	$11,633,648
Pharmaceutical Holdings Corp.
	1,123	Term Loan, 3.53%, Maturing January 30, 2012	1,106,209
Warner Chilcott Corp.
	4,448	Term Loan, 5.50%, Maturing October 30, 2014	4,459,346
	2,557	Term Loan, 5.75%, Maturing April 30, 2015	2,564,905
	4,140	Term Loan, 5.75%, Maturing April 30, 2015	4,150,827
	4,258	Term Loan, 5.75%, Maturing April 30, 2015	4,271,031

			$28,185,966

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Ecological Services and Equipment — 0.7%

BakerCorp., Inc.
	1,995	Term Loan, 4.78%, Maturing May 8, 2014	$1,905,589
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.53%, Maturing February 5, 2013	1,290,890
Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.66%, Maturing April 1, 2015	2,526,426
Environmental Systems Products Holdings, Inc.
	382	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	371,954
IESI Corp.
	2,000	Term Loan, 2.02%, Maturing January 20, 2012	1,997,500
Kemble Water Structure, Ltd.
GBP	14,400	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	19,801,919
Sensus Metering Systems, Inc.
	7,354	Term Loan, 7.00%, Maturing June 3, 2013	7,362,847
Wastequip, Inc.
	679	Term Loan, 2.53%, Maturing February 5, 2013	543,533

			$35,800,658

Electronics / Electrical — 3.3%

Aspect Software, Inc.
	9,761	Term Loan, 3.31%, Maturing July 11, 2011	$9,723,260
Baldor Electric Co.
	866	Term Loan, 5.25%, Maturing January 31, 2014	872,322
Christie/Aix, Inc.
	5,500	Term Loan, Maturing April 22, 2016(4)	5,513,750
Fairchild Semiconductor Corp.
	10,751	Term Loan, 1.81%, Maturing June 26, 2013	10,616,148
FCI International S.A.S.
	552	Term Loan, 3.67%, Maturing November 1, 2013	524,148
	573	Term Loan, 3.67%, Maturing November 1, 2013	544,443
	573	Term Loan, 3.67%, Maturing November 1, 2013	544,444
	750	Term Loan, 3.67%, Maturing November 1, 2013	712,394
	552	Term Loan, 3.67%, Maturing November 1, 2013	524,148
Freescale Semiconductor, Inc.
	23,967	Term Loan, 4.50%, Maturing December 1, 2016	23,076,910
Infor Enterprise Solutions Holdings
	19,224	Term Loan, 6.03%, Maturing December 1, 2013	18,671,061
EUR	2,902	Term Loan, 5.37%, Maturing July 28, 2015	3,671,306
	7,136	Term Loan, 6.03%, Maturing July 28, 2015	6,921,847
Network Solutions, LLC
	9,650	Term Loan, 2.55%, Maturing March 7, 2014	9,228,129
Open Solutions, Inc.
	10,080	Term Loan, 2.45%, Maturing January 23, 2014	9,110,178
Sensata Technologies Finance Co.
	22,876	Term Loan, 2.08%, Maturing April 27, 2013	22,127,480
Spansion, LLC
	6,900	Term Loan, 7.75%, Maturing January 8, 2015	6,994,875
Spectrum Brands, Inc.
	1,422	Term Loan, 8.00%, Maturing March 30, 2013	1,421,978
	28,808	Term Loan, 8.00%, Maturing March 30, 2013	28,815,134
SS&C Technologies, Inc.
	3,012	Term Loan, 2.29%, Maturing November 23, 2012	2,989,222
VeriFone, Inc.
	1,840	Term Loan, 3.03%, Maturing October 31, 2013	1,812,016
Vertafore, Inc.
	14,685	Term Loan, 5.50%, Maturing July 31, 2014	14,280,848
	1,961	Term Loan, 7.50%, Maturing July 31, 2014	1,951,058

			$180,647,099

Equipment Leasing — 0.1%

AWAS Capital, Inc.
	6,903	Term Loan, 2.06%, Maturing March 22, 2013	$6,512,221
Hertz Corp.
	8	Term Loan, 2.01%, Maturing December 21, 2012	7,795
	835	Term Loan, 2.02%, Maturing December 21, 2012	826,011

			$7,346,027

Farming / Agriculture — 0.6%

CF Industries, Inc.
	17,125	Term Loan, 5.75%, Maturing April 16, 2015	$17,257,719
Wm. Bolthouse Farms, Inc.
	13,500	Term Loan, 5.50%, Maturing January 25, 2016	13,605,475

			$30,863,194

Financial Intermediaries — 1.9%

Asset Acceptance Capital Corp.
	2,239	Term Loan, 3.78%, Maturing June 5, 2013	$2,160,798
Citco III, Ltd.
	20,290	Term Loan, 4.43%, Maturing June 30, 2014	19,681,169
E.A. Viner International Co.
	384	Term Loan, 4.80%, Maturing July 31, 2013	368,679
First Data Corp.
	5,980	Term Loan, 3.01%, Maturing September 24, 2014	5,390,937
	3,487	Term Loan, 3.03%, Maturing September 24, 2014	3,139,816
	3,980	Term Loan, 3.03%, Maturing September 24, 2014	3,582,074
Grosvenor Capital Management
	5,499	Term Loan, 2.25%, Maturing December 5, 2013	5,059,517

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Jupiter Asset Management Group
GBP	3,644	Term Loan, 2.71%, Maturing June 30, 2015	$5,324,060
Lender Processing Services, Inc.
	5,015	Term Loan, 2.77%, Maturing July 2, 2014	5,035,541
LPL Holdings, Inc.
	32,351	Term Loan, 2.04%, Maturing December 18, 2014	31,562,039
Nuveen Investments, Inc.
	15,477	Term Loan, 3.32%, Maturing November 2, 2014	14,192,886
Oxford Acquisition III, Ltd.
	7,203	Term Loan, 2.31%, Maturing May 24, 2014	6,717,057
RJO Holdings Corp. (RJ O’Brien)
	4,044	Term Loan, 5.26%, Maturing July 31, 2014(2)	2,736,260

			$104,950,833

Food Products — 2.1%

Acosta, Inc.
	16,825	Term Loan, 2.53%, Maturing July 28, 2013	$16,628,931
American Seafoods Group, LLC
	537	Term Loan, 4.02%, Maturing September 30, 2011	488,339
	2,217	Term Loan, 4.02%, Maturing September 30, 2012	2,208,357
B&G Foods, Inc.
	1,500	Term Loan, 2.26%, Maturing February 23, 2013	1,499,375
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.67%, Maturing December 31, 2013	5,151,682
GBP	2,500	Term Loan - Second Lien, 5.26%, Maturing June 30, 2015	3,633,871
Dean Foods Co.
	26,395	Term Loan, 1.68%, Maturing April 2, 2014	25,883,315
Dole Food Company, Inc.
	2,513	Term Loan, 7.88%, Maturing April 12, 2013	2,543,629
	6,662	Term Loan, 5.01%, Maturing March 2, 2017	6,742,242
	2,682	Term Loan, 5.04%, Maturing March 2, 2017	2,714,541
Mafco Worldwide Corp.
	1,020	Term Loan, 2.26%, Maturing December 8, 2011	983,933
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.85%, Maturing April 2, 2013(3)	3,660,000
	35,672	Term Loan, 3.00%, Maturing April 2, 2014	34,814,848
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,383,310
United Biscuits
GBP	1,500	Term Loan - Second Lien, 4.85%, Maturing June 30, 2016	2,140,159

			$115,476,532

Food Service — 2.7%

AFC Enterprises, Inc.
	1,369	Term Loan, 7.00%, Maturing May 11, 2011	$1,382,244
Aramark Corp.
	968	Term Loan, 2.17%, Maturing January 26, 2014	909,450
	21,361	Term Loan, 2.17%, Maturing January 27, 2014	21,020,937
	2,104	Term Loan, 2.17%, Maturing January 27, 2014	2,070,148
	38,112	Term Loan, 3.54%, Maturing July 26, 2016	37,942,830
	2,506	Term Loan, 3.54%, Maturing July 26, 2016	2,495,309
Buffets, Inc.
	1,026	Term Loan, 7.44%, Maturing November 1, 2013	1,000,244
	9,225	Term Loan, Maturing April 21, 2015(4)	9,118,341
	77	Term Loan, 7.39%, Maturing April 22, 2015	75,406
CBRL Group, Inc.
	368	Term Loan, 1.75%, Maturing April 27, 2013	365,777
	3,825	Term Loan, 1.75%, Maturing April 27, 2013	3,803,938
	222	Term Loan, 2.75%, Maturing April 27, 2016	222,272
	2,312	Term Loan, 2.75%, Maturing April 27, 2016	2,311,549
JRD Holdings, Inc.
	3,459	Term Loan, 2.51%, Maturing June 26, 2014	3,391,080
Maine Beverage Co., LLC
	1,630	Term Loan, 2.04%, Maturing June 30, 2010	1,540,687
OSI Restaurant Partners, LLC
	1,783	Term Loan, 2.54%, Maturing May 9, 2013	1,620,079
	19,341	Term Loan, 2.63%, Maturing May 9, 2014	17,570,784
QCE Finance, LLC
	9,640	Term Loan, 5.06%, Maturing May 5, 2013	8,873,729
Sagittarius Restaurants, LLC
	8,970	Term Loan, 9.50%, Maturing March 29, 2013	8,992,534
Selecta
CHF	18,405	Term Loan, 3.22%, Maturing June 28, 2015	14,679,636
SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing December 17, 2016	1,296,661
	5,115	Term Loan, 1.26%, Maturing December 17, 2016	3,874,936

			$144,558,571

Food / Drug Retailers — 2.8%

General Nutrition Centers, Inc.
	34,913	Term Loan, 2.54%, Maturing September 16, 2013	$34,004,913
Pantry, Inc. (The)
	61	Term Loan, 2.03%, Maturing May 15, 2014	59,153
	6,672	Term Loan, 2.03%, Maturing May 15, 2014	6,427,514
Rite Aid Corp.
	43,942	Term Loan, 2.01%, Maturing June 1, 2014	40,779,510
	13,881	Term Loan, 6.00%, Maturing June 4, 2014	13,737,548
	14,500	Term Loan, 9.50%, Maturing June 4, 2014	15,164,579

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food / Drug Retailers (continued)

Roundy’s Supermarkets, Inc.
	34,530	Term Loan, 6.23%, Maturing November 3, 2013	$34,853,399
	2,500	Term Loan - Second Lien, Maturing April 14, 2016(4)	2,546,875
Supervalu, Inc.
	482	Term Loan, 1.52%, Maturing June 1, 2012	475,573
	853	Term Loan, 3.02%, Maturing October 5, 2015	851,040

			$148,900,104

Forest Products — 1.0%

Georgia-Pacific Corp.
	5,450	Term Loan, 2.33%, Maturing December 20, 2012	$5,425,734
	40,058	Term Loan, 2.27%, Maturing December 24, 2012	39,882,934
	10,469	Term Loan, 3.53%, Maturing December 23, 2014	10,505,658

			$55,814,326

Health Care — 10.7%

1-800 Contacts, Inc.
	5,957	Term Loan, 7.70%, Maturing March 4, 2015	$5,942,381
Alliance Healthcare Services
	8,882	Term Loan, 5.50%, Maturing June 1, 2016	8,888,898
American Medical Systems
	2,140	Term Loan, 2.50%, Maturing July 20, 2012	2,108,011
AMR Holdco, Inc.
	5,000	Term Loan, 3.25%, Maturing April 8, 2015	5,026,565
Ardent Medical Services, Inc.
	7,625	Term Loan, 6.50%, Maturing September 9, 2015	7,546,844
Aveta, Inc.
	8,900	Term Loan, 7.50%, Maturing April 14, 2015	8,766,500
Biomet, Inc.
	29,745	Term Loan, 3.28%, Maturing December 26, 2014	29,381,743
EUR	2,900	Term Loan, 3.50%, Maturing December 26, 2014	3,788,015
Cardinal Health 409, Inc.
	15,480	Term Loan, 2.51%, Maturing January 30, 2012	14,764,298
Carestream Health, Inc.
	16,389	Term Loan, 2.27%, Maturing April 30, 2013	15,981,916
Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 2.91%, Maturing March 23, 2015	9,390,198
Community Health Systems, Inc.
	2,724	Term Loan, 2.50%, Maturing July 25, 2014	2,652,122
	72,117	Term Loan, 2.50%, Maturing July 25, 2014	70,201,611
Concentra, Inc.
	6,643	Term Loan, 2.55%, Maturing June 25, 2014	6,407,291
Convatec Cidron
EUR	2,000	Term Loan, 3.90%, Maturing July 30, 2016	2,634,790
CRC Health Corp.
	1,838	Term Loan, 2.54%, Maturing February 6, 2013	1,756,579
	3,705	Term Loan, 2.54%, Maturing February 6, 2013	3,540,533
Dako EQT Project Delphi
	1,568	Term Loan, 2.41%, Maturing June 12, 2016	1,400,689
EUR	3,099	Term Loan, 2.77%, Maturing June 12, 2016	3,684,625
DaVita, Inc.
	16,810	Term Loan, 1.77%, Maturing October 5, 2012	16,655,740
DJO Finance, LLC
	4,459	Term Loan, 3.27%, Maturing May 15, 2014	4,348,951
Fenwal, Inc.
	507	Term Loan, 2.50%, Maturing February 28, 2014	450,361
	2,961	Term Loan, 2.50%, Maturing February 28, 2014	2,627,671
Fresenius Medical Care Holdings
	7,838	Term Loan, 1.66%, Maturing March 31, 2013	7,734,954
Fresenius SE
	364	Term Loan, 4.50%, Maturing September 10, 2014	367,985
	636	Term Loan, 4.50%, Maturing September 10, 2014	644,203
Hanger Orthopedic Group, Inc.
	3,285	Term Loan, 2.27%, Maturing May 30, 2013	3,245,144
Harvard Drug Group, LLC
	363	Term Loan, Maturing April 8, 2016(4)	363,317
	2,637	Term Loan, Maturing April 8, 2016(4)	2,642,308
HCA, Inc.
	18,668	Term Loan, 2.54%, Maturing November 18, 2013	18,190,472
	44,769	Term Loan, 3.54%, Maturing March 31, 2017	44,535,589
Health Management Association, Inc.
	42,320	Term Loan, 2.04%, Maturing February 28, 2014	41,061,361
HealthSouth Corp.
	3,500	Term Loan, 2.50%, Maturing March 10, 2013	3,255,000
	3,584	Term Loan, 2.51%, Maturing March 10, 2013	3,528,398
	2,950	Term Loan, 4.01%, Maturing September 10, 2015	2,952,577
Iasis Healthcare, LLC
	30	Term Loan, 2.25%, Maturing March 14, 2014	29,005
	110	Term Loan, 2.27%, Maturing March 14, 2014	106,866
	317	Term Loan, 2.27%, Maturing March 14, 2014	308,782
Ikaria Acquisition, Inc.
	4,390	Term Loan, 2.52%, Maturing March 28, 2013	4,340,789
IM U.S. Holdings, LLC
	9,260	Term Loan, 2.27%, Maturing June 26, 2014	9,113,879
IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing February 17, 2016	2,648,965
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,232,793
inVentiv Health, Inc.
	7,373	Term Loan, 2.05%, Maturing July 6, 2014	7,013,245

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.01%, Maturing April 15, 2015	$15,457,174
MultiPlan Merger Corp.
	5,666	Term Loan, 3.56%, Maturing April 12, 2013	5,581,299
	6,577	Term Loan, 3.56%, Maturing April 12, 2013	6,478,557
	5,350	Term Loan, 6.00%, Maturing June 30, 2013	5,365,050
Mylan, Inc.
	19,566	Term Loan, 3.56%, Maturing October 2, 2014	19,572,710
National Mentor Holdings, Inc.
	537	Term Loan, 2.30%, Maturing June 29, 2013	495,926
	8,731	Term Loan, 2.30%, Maturing June 29, 2013	8,061,600
Nyco Holdings
	9,483	Term Loan, 2.54%, Maturing December 29, 2014	8,917,639
EUR	5,961	Term Loan, 2.89%, Maturing December 29, 2014	7,505,797
	9,483	Term Loan, 3.29%, Maturing December 29, 2015	8,917,639
EUR	5,961	Term Loan, 3.64%, Maturing December 29, 2015	7,505,797
Prime Healthcare Services, Inc.
	17,125	Term Loan, Maturing April 22, 2015(4)	16,782,500
Psychiatric Solutions, Inc.
	942	Term Loan, 2.09%, Maturing May 31, 2014	934,202
RadNet Management, Inc.
	14,150	Term Loan, 5.75%, Maturing April 6, 2016	14,164,744
ReAble Therapeutics Finance, LLC
	8,829	Term Loan, 2.30%, Maturing November 16, 2013	8,671,893
RehabCare Group, Inc.
	5,187	Term Loan, 6.00%, Maturing November 20, 2015	5,219,419
Select Medical Holdings Corp.
	1,000	Revolving Loan, 0.50%, Maturing February 24, 2011(3)	930,000
	3,824	Term Loan, 4.00%, Maturing August 5, 2014	3,761,701
	10,402	Term Loan, 4.00%, Maturing August 5, 2014	10,233,405
Sunrise Medical Holdings, Inc.
EUR	2,488	Term Loan, 8.00%, Maturing May 13, 2014	3,313,005
TZ Merger Sub., Inc. (TriZetto)
	4,818	Term Loan, 7.50%, Maturing July 24, 2015	4,858,490
Vanguard Health Holding Co., LLC
	9,800	Term Loan, 5.00%, Maturing January 29, 2016	9,851,038
VWR International, Inc.
	16,346	Term Loan, 2.77%, Maturing June 28, 2013	15,616,999

			$576,458,548

Home Furnishings — 0.8%

Dometic Corp.
	914	Term Loan, 1.00%, Maturing December 31, 2014	$832,003
	2,057	Term Loan, 1.00%, Maturing December 31, 2014	1,738,292
	1,048	Term Loan, 3.38%, Maturing December 31, 2014(2)	550,201
Hunter Fan Co.
	3,580	Term Loan, 2.76%, Maturing April 16, 2014	3,263,521
Interline Brands, Inc.
	1,376	Term Loan, 2.01%, Maturing June 23, 2013	1,300,150
	6,416	Term Loan, 2.04%, Maturing June 23, 2013	6,063,226
National Bedding Co., LLC
	25,060	Term Loan, 2.00%, Maturing August 31, 2011	24,417,747
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,395,000
Oreck Corp.
	797	Term Loan, 3.80%, Maturing March 19, 2016(6)	797,470
Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 25, 2016	3,688,734

			$44,046,344

Industrial Equipment — 2.5%

Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 0.00%, Maturing December 27, 2010(3)	$3,931,291
GBP	881	Term Loan, 3.10%, Maturing December 27, 2010	1,306,584
EUR	500	Term Loan, 3.50%, Maturing June 13, 2011	645,516
EUR	500	Term Loan, 4.50%, Maturing June 13, 2012	645,515
Brand Energy and Infrastructure Services, Inc.
	9,368	Term Loan, 2.56%, Maturing February 7, 2014	9,086,883
Bucyrus International, Inc.
	10,635	Term Loan, 4.50%, Maturing February 19, 2016	10,720,420
CEVA Group PLC U.S.
	2,053	Term Loan, 3.26%, Maturing January 4, 2014	1,867,864
	40	Term Loan, 3.29%, Maturing January 4, 2014	36,164
EUR	636	Term Loan, 3.40%, Maturing January 4, 2014	770,997
EUR	1,081	Term Loan, 3.40%, Maturing January 4, 2014	1,309,241
EUR	1,328	Term Loan, 3.40%, Maturing January 4, 2014	1,609,065
EUR	1,136	Term Loan, 3.58%, Maturing January 4, 2014	1,376,142
EPD Holdings, (Goodyear Engineering Products)
	2,349	Term Loan, 2.76%, Maturing July 13, 2014	2,109,825
	12,864	Term Loan, 2.76%, Maturing July 13, 2014	11,555,972
	2,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,691,666
Flowserve Corp.
	4,582	Term Loan, 1.81%, Maturing August 10, 2012	4,574,650
Generac Acquisition Corp.
	8,802	Term Loan, 2.79%, Maturing November 7, 2013	8,325,832
Gleason Corp.
	3,459	Term Loan, 2.02%, Maturing June 30, 2013	3,406,911
Itron, Inc.
	633	Term Loan, 3.78%, Maturing April 18, 2014	633,279

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

Jason, Inc.
	1,731	Term Loan, 7.00%, Maturing July 30, 2010	$1,298,456
John Maneely Co.
	19,044	Term Loan, 3.55%, Maturing December 8, 2013	18,356,719
KION Group GmbH
	8,787	Term Loan, 3.99%, Maturing December 23, 2014(2)	7,284,181
EUR	523	Term Loan, 4.15%, Maturing December 23, 2014(2)	586,987
	8,787	Term Loan, 2.77%, Maturing December 23, 2015(2)	7,284,181
EUR	483	Term Loan, 4.40%, Maturing December 23, 2015(2)	542,888
Polypore, Inc.
	2,000	Revolving Loan, 0.68%, Maturing July 3, 2013(3)	1,820,000
	22,741	Term Loan, 2.53%, Maturing July 3, 2014	22,229,129
EUR	1,084	Term Loan, 2.62%, Maturing July 3, 2014	1,370,934
Sequa Corp.
	1,990	Term Loan, 3.55%, Maturing December 3, 2014	1,855,170
TFS Acquisition Corp.
	4,491	Term Loan, 14.00%, Maturing August 11, 2013(2)	4,367,163

			$132,599,625

Insurance — 1.9%

Alliant Holdings I, Inc.
	20,279	Term Loan, 3.29%, Maturing August 21, 2014	$19,442,463
AmWINS Group, Inc.
	6,585	Term Loan, 2.77%, Maturing June 8, 2013	6,178,778
Applied Systems, Inc.
	11,529	Term Loan, 2.77%, Maturing September 26, 2013	11,068,095
CCC Information Services Group, Inc.
	7,240	Term Loan, 2.53%, Maturing February 10, 2013	7,117,915
Conseco, Inc.
	22,278	Term Loan, 7.50%, Maturing October 10, 2013	21,748,947
Crump Group, Inc.
	3,577	Term Loan, 3.28%, Maturing August 4, 2014	3,386,937
Hub International Holdings, Inc.
	1,627	Term Loan, 2.79%, Maturing June 13, 2014	1,543,419
	11,590	Term Loan, 2.79%, Maturing June 13, 2014	10,993,456
	3,507	Term Loan, 6.75%, Maturing June 30, 2014	3,513,951
U.S.I. Holdings Corp.
	18,596	Term Loan, 3.05%, Maturing May 4, 2014	17,363,724
	1,990	Term Loan, 7.00%, Maturing May 4, 2014	1,948,210

			$104,305,895

Leisure Goods / Activities / Movies — 4.4%

24 Hour Fitness Worldwide, Inc.
	4,000	Term Loan, Maturing December 30, 2015(4)	$3,920,000
AMC Entertainment, Inc.
	20,263	Term Loan, 2.01%, Maturing January 26, 2013	19,821,064
AMF Bowling Worldwide, Inc.
	2,799	Term Loan, 2.75%, Maturing June 8, 2013	2,512,206
Bombardier Recreational Products
	21,998	Term Loan, 3.25%, Maturing June 28, 2013	19,531,963
Carmike Cinemas, Inc.
	15,054	Term Loan, 5.50%, Maturing January 27, 2016	15,071,758
Cedar Fair, L.P.
	2,200	Term Loan, 2.27%, Maturing August 31, 2011	2,186,101
	2,265	Term Loan, 2.27%, Maturing August 30, 2012	2,251,060
	7,408	Term Loan, 4.27%, Maturing February 17, 2014	7,408,168
	3,753	Term Loan, 4.29%, Maturing February 17, 2014	3,725,016
CFV I, LLC/Hicks Sports Group
	438	Term Loan, 9.33%, Maturing July 1, 2010(2)(3)	449,146
Cinemark, Inc.
	23,975	Term Loan, 3.54%, Maturing April 29, 2016	24,008,052
Dave & Buster’s, Inc.
	815	Term Loan, 2.58%, Maturing March 8, 2013	809,340
	2,044	Term Loan, 2.58%, Maturing March 8, 2013	2,028,897
Deluxe Entertainment Services
	271	Term Loan, 2.54%, Maturing January 28, 2011	249,719
	458	Term Loan, 6.25%, Maturing January 28, 2011	421,017
	4,291	Term Loan, 6.25%, Maturing January 28, 2011	3,947,805
Fender Musical Instruments Corp.
	1,290	Term Loan, 2.50%, Maturing June 9, 2014	1,148,397
	4,499	Term Loan, 2.55%, Maturing June 9, 2014	4,004,467
Metro-Goldwyn-Mayer Holdings, Inc.
	22,904	Term Loan, 0.00%, Maturing April 8, 2012(7)	10,636,079
National CineMedia, LLC
	14,250	Term Loan, 2.01%, Maturing February 13, 2015	13,925,813
Odeon
GBP	624	Term Loan, 4.39%, Maturing April 2, 2015	921,858
GBP	624	Term Loan, 3.52%, Maturing April 2, 2016	921,858
Regal Cinemas Corp.
	20,485	Term Loan, 3.79%, Maturing November 10, 2010	20,526,841
Revolution Studios Distribution Co., LLC
	5,521	Term Loan, 4.03%, Maturing December 21, 2014	5,079,123
Six Flags Theme Parks, Inc.
	16,650	Term Loan, Maturing February 17, 2016(4)	16,483,500
Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,573,750
Sram, LLC
	4,000	Term Loan, Maturing April 30, 2015(4)	3,960,000
SW Acquisition Co., Inc.
	14,115	Term Loan, 5.75%, Maturing May 31, 2016	14,229,306

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Universal City Development Partners, Ltd.
	16,860	Term Loan, Maturing November 6, 2014(4)	$16,976,029
Zuffa, LLC
	10,093	Term Loan, 2.31%, Maturing June 20, 2016	9,786,587

			$235,514,920

Lodging and Casinos — 3.4%

Ameristar Casinos, Inc.
	1,810	Term Loan, 3.56%, Maturing November 10, 2012	$1,809,132
Choctaw Resort Development Enterprise
	2,285	Term Loan, 7.25%, Maturing November 4, 2011	2,273,184
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.35%, Maturing November 20, 2014	2,001,307
GBP	1,500	Term Loan, 4.85%, Maturing November 20, 2015	2,001,307
Gala Electric Casinos, Ltd.
GBP	2,000	Revolving Loan, Maturing October 26, 2012(4)	2,982,323
GBP	9,744	Term Loan, 3.68%, Maturing December 12, 2013	14,098,794
GBP	9,756	Term Loan, 4.17%, Maturing December 12, 2014	14,116,300
GBP	1,178	Term Loan - Second Lien, 6.00%, Maturing April 7, 2015	1,672,479
Harrah’s Operating Co.
	3,500	Term Loan, 3.32%, Maturing February 3, 2014	3,084,921
	8,945	Term Loan, 3.32%, Maturing January 28, 2015	7,862,052
	7,051	Term Loan, 3.32%, Maturing January 28, 2015	6,219,677
	9,975	Term Loan, 9.50%, Maturing October 31, 2016	10,376,075
Herbst Gaming, Inc.
	2,319	Term Loan, 0.00%, Maturing December 2, 2011(7)	1,467,611
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(7)	3,952,438
Isle of Capri Casinos, Inc.
	4,212	Term Loan, 5.00%, Maturing November 30, 2013	4,125,604
	7,329	Term Loan, 5.00%, Maturing November 30, 2013	7,178,254
	17,710	Term Loan, 5.00%, Maturing November 30, 2013	17,344,973
LodgeNet Entertainment Corp.
	11,223	Term Loan, 2.30%, Maturing April 4, 2014	10,774,413
New World Gaming Partners, Ltd.
	9,600	Term Loan, 2.80%, Maturing June 30, 2014	9,279,852
	949	Term Loan, 4.79%, Maturing June 30, 2014	917,749
Penn National Gaming, Inc.
	20,983	Term Loan, 2.02%, Maturing October 3, 2012	20,804,195
Scandic Hotels
EUR	1,725	Term Loan, 3.12%, Maturing April 25, 2015	1,825,460
EUR	1,725	Term Loan, 3.49%, Maturing April 25, 2016	1,825,460
Venetian Casino Resort/Las Vegas Sands, Inc.
	8,849	Term Loan, 2.05%, Maturing May 14, 2014	8,381,714
	22,692	Term Loan, 2.05%, Maturing May 23, 2014	21,493,274
VML US Finance, LLC
	2,773	Term Loan, 4.80%, Maturing May 25, 2012	2,738,739
	3,658	Term Loan, 4.80%, Maturing May 25, 2013	3,607,460

			$184,214,747

Nonferrous Metals / Minerals — 0.8%

Compass Minerals Group, Inc.
	4,911	Term Loan, 1.79%, Maturing December 22, 2012	$4,886,613
Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	638,251
	744	Term Loan, 10.00%, Maturing June 29, 2013	656,625
GBP	488	Term Loan, 14.00%, Maturing June 29, 2013(2)	659,414
	762	Term Loan, 14.00%, Maturing June 29, 2013(2)	672,632
Noranda Aluminum Acquisition
	8,610	Term Loan, 2.27%, Maturing May 18, 2014	8,481,179
Novelis, Inc.
	3,440	Term Loan, 2.28%, Maturing June 28, 2014	3,337,453
	8,318	Term Loan, 2.29%, Maturing June 28, 2014	8,070,662
Oxbow Carbon and Mineral Holdings
	16,845	Term Loan, 2.29%, Maturing May 8, 2014	16,544,858
Tube City IMS Corp.
	144	Term Loan, 2.29%, Maturing January 25, 2014	134,316
	1,153	Term Loan, 2.52%, Maturing January 25, 2014	1,074,865

			$45,156,868

Oil and Gas — 2.4%

Atlas Pipeline Partners, L.P.
	9,788	Term Loan, 6.75%, Maturing July 27, 2014	$9,785,271
Citgo Petroleum Corp.
	10,558	Term Loan, 5.25%, Maturing November 15, 2012	10,525,136
Dresser, Inc.
	18,509	Term Loan, 2.50%, Maturing May 4, 2014	18,055,263
Dynegy Holdings, Inc.
	1,960	Term Loan, 4.03%, Maturing April 2, 2013	1,929,881
	37,377	Term Loan, 4.03%, Maturing April 2, 2013	36,795,854
Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.53%, Maturing October 31, 2014	2,338,770
Hercules Offshore, Inc.
	4,913	Term Loan, 6.00%, Maturing July 11, 2013	4,782,546
IFM (US) Colonial Pipeline 2, LLC
	875	Term Loan, 2.26%, Maturing February 27, 2012	862,294
Precision Drilling Corp.
	3,511	Term Loan, 4.26%, Maturing December 23, 2013	3,457,956
	7,603	Term Loan, 9.25%, Maturing September 30, 2014	7,659,697

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Oil and Gas (continued)

SemGroup Corp.
	8,753	Term Loan, 7.50%, Maturing June 30, 2011	$8,730,990
	7,068	Term Loan, 7.60%, Maturing November 27, 2013	7,068,043
Sheridan Production Partners I, LLC
	785	Term Loan, 7.75%, Maturing April 20, 2017	785,270
	1,286	Term Loan, 7.75%, Maturing April 20, 2017	1,285,629
	9,704	Term Loan, 7.75%, Maturing April 20, 2017	9,702,264
Targa Resources, Inc.
	4,585	Term Loan, 6.00%, Maturing July 5, 2016	4,607,515

			$128,372,379

Publishing — 5.2%

American Media Operations, Inc.
	17,508	Term Loan, 10.00%, Maturing January 31, 2013(2)	$17,004,186
Aster Zweite Beteiligungs GmbH
	7,825	Term Loan, 2.59%, Maturing September 27, 2013	7,335,938
EUR	708	Term Loan, 2.91%, Maturing September 27, 2013	893,806
Black Press US Partnership
	1,225	Term Loan, 2.25%, Maturing August 2, 2013	1,090,142
	2,017	Term Loan, 2.25%, Maturing August 2, 2013	1,795,529
GateHouse Media Operating, Inc.
	4,906	Term Loan, 2.26%, Maturing August 28, 2014	2,428,324
	15,631	Term Loan, 2.28%, Maturing August 28, 2014	7,737,352
	9,330	Term Loan, 2.51%, Maturing August 28, 2014	4,618,516
Getty Images, Inc.
	9,572	Term Loan, 6.25%, Maturing July 2, 2015	9,606,233
Hanley-Wood, LLC
	7,331	Term Loan, 2.53%, Maturing March 8, 2014	3,867,234
Lamar Media Corp.
	6,600	Term Loan, Maturing October 29, 2016(4)	6,627,502
Laureate Education, Inc.
	3,286	Term Loan, 3.57%, Maturing August 17, 2014	3,077,425
	21,951	Term Loan, 3.57%, Maturing August 17, 2014	20,557,184
	2,985	Term Loan, 7.00%, Maturing August 31, 2014	2,984,069
Local Insight Regatta Holdings, Inc.
	1,624	Term Loan, 7.75%, Maturing April 23, 2015	1,437,275
MediaNews Group, Inc.
	2,746	Term Loan, 8.50%, Maturing March 19, 2014	2,587,845
Mediannuaire Holding
EUR	4,100	Term Loan, 2.40%, Maturing October 24, 2013	5,024,505
EUR	1,871	Term Loan, 2.90%, Maturing October 10, 2014	1,988,918
EUR	1,871	Term Loan, 3.40%, Maturing October 10, 2015	1,988,368
Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	9,201,396
Nelson Education, Ltd.
	293	Term Loan, 2.79%, Maturing July 5, 2014	272,025
Newspaper Holdings, Inc.
	18,303	Term Loan, 1.88%, Maturing July 24, 2014	10,981,778
Nielsen Finance, LLC
	45,602	Term Loan, 2.25%, Maturing August 9, 2013	44,554,892
	6,865	Term Loan, 4.00%, Maturing May 1, 2016	6,798,382
Philadelphia Newspapers, LLC
	2,061	DIP Term Loan, 12.50%, Maturing March 30, 2011	2,109,347
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(7)	1,413,246
SGS International, Inc.
	2,157	Term Loan, 2.88%, Maturing December 30, 2011	2,086,645
	966	Term Loan, 2.89%, Maturing December 30, 2011	934,931
Source Interlink Companies, Inc.
	1,801	Term Loan, 7.25%, Maturing June 18, 2012	1,809,684
	2,273	Term Loan, 10.75%, Maturing June 18, 2013	2,284,091
	1,287	Term Loan, 15.00%, Maturing June 18, 2013(2)	643,373
Source Media, Inc.
	10,235	Term Loan, 5.30%, Maturing November 8, 2011	10,030,126
Springer Science+Business Media S.A.
EUR	5,000	Term Loan, 6.75%, Maturing June 30, 2015	6,687,759
	5,000	Term Loan, 6.75%, Maturing June 19, 2016	5,016,665
Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(6)	1,017,354
	841	Term Loan, 8.00%, Maturing September 29, 2014(6)	593,246
TL Acquisitions, Inc.
	8,337	Term Loan, 2.79%, Maturing July 5, 2014	7,476,224
Trader Media Corp.
GBP	12,137	Term Loan, 2.68%, Maturing March 23, 2015	17,316,263
Tribune Co.
	1,667	DIP Revolving Loan, 1.50%, Maturing June 4, 2010(3)	1,650,000
	4,791	Term Loan, 0.00%, Maturing June 4, 2010(7)	3,152,983
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(7)	5,754,991
	16,425	Term Loan, 0.00%, Maturing May 17, 2014(7)	10,922,374
Xsys, Inc.
	7,834	Term Loan, 2.59%, Maturing September 27, 2013	7,344,002
EUR	792	Term Loan, 2.91%, Maturing September 27, 2013	998,517
EUR	2,750	Term Loan, 2.91%, Maturing September 27, 2013	3,469,259
	597	Term Loan, Maturing September 27, 2013(4)	559,889
	8,001	Term Loan, 2.59%, Maturing September 27, 2014	7,501,331
EUR	2,690	Term Loan, 2.91%, Maturing September 27, 2014	3,393,230
	639	Term Loan, Maturing September 27, 2014(4)	598,643
EUR	1,000	Term Loan - Second Lien, 4.91%, Maturing September 27, 2015	1,214,116

			$280,437,113

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television — 3.0%

Block Communications, Inc.
	9,388	Term Loan, 2.29%, Maturing December 22, 2011	$8,883,690
CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.49%, Maturing May 5, 2011(3)	3,118,561
	8,900	Term Loan, 2.31%, Maturing May 5, 2013	7,607,124
Cumulus Media, Inc.
	13,454	Term Loan, 4.26%, Maturing June 11, 2014	12,402,506
Discovery Communications, Inc.
	2,480	Term Loan, 2.29%, Maturing May 14, 2014	2,481,812
Emmis Operating Co.
	6,853	Term Loan, 4.29%, Maturing November 2, 2013	6,321,596
Entercom Communications Corp.
	3,000	Term Loan, 0.78%, Maturing June 30, 2012(3)	2,760,000
Gray Television, Inc.
	2,726	Term Loan, 3.80%, Maturing January 19, 2015	2,681,960
HIT Entertainment, Inc.
	1,446	Term Loan, 5.50%, Maturing March 20, 2012	1,381,721
Local TV Finance, LLC
	1,945	Term Loan, 2.30%, Maturing May 7, 2013	1,794,263
Mission Broadcasting, Inc.
	3,812	Term Loan, 5.00%, Maturing September 30, 2016	3,831,311
NEP II, Inc.
	4,378	Term Loan, 2.35%, Maturing February 16, 2014	4,257,378
Nexstar Broadcasting, Inc.
	5,963	Term Loan, 5.00%, Maturing September 30, 2016	5,992,564
Raycom TV Broadcasting, LLC
	10,083	Term Loan, 1.81%, Maturing June 25, 2014	9,376,916
SFX Entertainment
	696	Term Loan, 3.53%, Maturing June 21, 2013	691,050
Spanish Broadcasting System, Inc.
	8,310	Term Loan, 2.05%, Maturing June 10, 2012	7,728,333
Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.41%, Maturing January 19, 2015	7,505,769
EUR	6,300	Term Loan, 2.66%, Maturing January 19, 2016	7,505,769
Univision Communications, Inc.
	52,733	Term Loan, 2.54%, Maturing September 29, 2014	48,171,798
Weather Channel
	7,653	Term Loan, 5.00%, Maturing September 14, 2015	7,736,134
Young Broadcasting, Inc.
	973	Term Loan, 0.00%, Maturing November 3, 2012(7)	931,169
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(7)	7,932,433

			$161,093,857

Rail Industries — 0.2%

Kansas City Southern Railway Co.
	7,795	Term Loan, 2.05%, Maturing April 26, 2013	$7,707,154
	1,945	Term Loan, 1.79%, Maturing April 28, 2013	1,920,688

			$9,627,842

Retailers (Except Food and Drug) — 2.4%

American Achievement Corp.
	1,414	Term Loan, 6.26%, Maturing March 25, 2011	$1,343,144
Amscan Holdings, Inc.
	4,073	Term Loan, 2.53%, Maturing May 25, 2013	3,920,077
Cumberland Farms, Inc.
	2,833	Term Loan, 2.78%, Maturing September 29, 2013	2,620,422
Harbor Freight Tools USA, Inc.
	11,975	Term Loan, 5.00%, Maturing February 24, 2016	12,014,912
Josten’s Corp.
	8,396	Term Loan, 2.25%, Maturing October 4, 2011	8,348,559
KKR My Best Friend UK Holdco.
GBP	4,000	Term Loan, 5.60%, Maturing January 24, 2017	6,134,739
Mapco Express, Inc.
	2,837	Term Loan, 6.50%, Maturing April 28, 2011	2,765,847
Matalan Group, Ltd.
GBP	2,000	Term Loan, 5.56%, Maturing March 24, 2016	3,067,752
Neiman Marcus Group, Inc.
	14,951	Term Loan, 2.25%, Maturing April 5, 2013	14,357,925
Orbitz Worldwide, Inc.
	11,796	Term Loan, 3.28%, Maturing July 25, 2014	11,448,146
Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	530,000
Pep Boys - Manny, Moe, & Jack (The)
	2,359	Term Loan, 2.25%, Maturing January 27, 2011	2,261,764
Pilot Travel Centers, LLC
	7,000	Term Loan, Maturing November 24, 2015(4)	7,062,503
Rent-A-Center, Inc.
	278	Term Loan, 2.01%, Maturing November 15, 2012	274,095
	7,461	Term Loan, 3.26%, Maturing May 31, 2015	7,442,473
Rover Acquisition Corp.
	6,920	Term Loan, 2.53%, Maturing October 26, 2013	6,823,668
Savers, Inc.
	7,775	Term Loan, 5.75%, Maturing March 11, 2016	7,823,594
Vivarte
EUR	89	Term Loan, 2.40%, Maturing May 29, 2015	106,266
EUR	348	Term Loan, 2.40%, Maturing May 29, 2015	413,256
EUR	8,179	Term Loan, 2.40%, Maturing May 29, 2015	9,723,701
EUR	89	Term Loan, 2.90%, Maturing May 29, 2016	106,266
EUR	348	Term Loan, 2.90%, Maturing May 29, 2016	413,256

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

EUR	8,179	Term Loan, 2.90%, Maturing May 29, 2016	$9,723,701
EUR	1,000	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	1,008,573
Yankee Candle Company, Inc. (The)
	12,529	Term Loan, 2.28%, Maturing February 6, 2014	12,321,570

			$132,056,209

Surface Transport — 0.4%

Oshkosh Truck Corp.
	9,239	Term Loan, 6.26%, Maturing December 6, 2013	$9,299,379
Swift Transportation Co., Inc.
	6,000	Term Loan, 8.05%, Maturing May 10, 2012	5,731,878
	4,979	Term Loan, 6.31%, Maturing May 10, 2014	4,858,291

			$19,889,548

Telecommunications — 3.8%

Alaska Communications Systems Holdings, Inc.
	348	Term Loan, 2.04%, Maturing February 1, 2012	$342,010
	3,047	Term Loan, 2.04%, Maturing February 1, 2012	2,991,606
	17,207	Term Loan, 2.04%, Maturing February 1, 2012	16,893,569
Asurion Corp.
	19,900	Term Loan, 3.25%, Maturing July 13, 2012	19,702,373
	4,000	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	3,968,000
BCM Luxembourg, Ltd.
EUR	4,951	Term Loan, 2.28%, Maturing September 30, 2014	5,893,910
EUR	4,951	Term Loan, 2.53%, Maturing September 30, 2015	5,894,458
EUR	1,000	Term Loan - Second Lien, 4.66%, Maturing March 31, 2016	1,136,540
Cellular South, Inc.
	6,748	Term Loan, 1.82%, Maturing May 29, 2014	6,608,746
	2,959	Term Loan, 1.83%, Maturing May 29, 2014	2,897,863
Cincinnati Bell, Inc.
	1,200	Term Loan, 1.76%, Maturing August 31, 2012	1,186,008
CommScope, Inc.
	9,585	Term Loan, 2.79%, Maturing November 19, 2014	9,558,487
Crown Castle Operating Co.
	4,313	Term Loan, 1.77%, Maturing March 6, 2014	4,237,308
Intelsat Corp.
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	199	Term Loan, 2.79%, Maturing January 3, 2014	195,946
	21,523	Term Loan, 2.79%, Maturing January 3, 2014	21,140,944
	21,523	Term Loan, 2.79%, Maturing January 3, 2014	21,140,944
	21,528	Term Loan, 2.79%, Maturing January 3, 2014	21,146,675
Intelsat Subsidiary Holding Co.
	7,539	Term Loan, 2.79%, Maturing July 3, 2013	7,405,410
Iowa Telecommunications Services
	3,948	Term Loan, 2.04%, Maturing November 23, 2011	3,937,836
IPC Systems, Inc.
	4,484	Term Loan, 2.53%, Maturing May 31, 2014	4,090,970
GBP	338	Term Loan, 2.90%, Maturing May 31, 2014	468,668
Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.56%, Maturing December 26, 2014	8,967,084
NTelos, Inc.
	5,970	Term Loan, 5.75%, Maturing August 13, 2015	6,011,044
Palm, Inc.
	6,691	Term Loan, 3.80%, Maturing April 24, 2014	6,624,181
Telesat Canada, Inc.
	1,183	Term Loan, 3.28%, Maturing October 31, 2014	1,166,711
	13,779	Term Loan, 3.28%, Maturing October 31, 2014	13,583,350
TowerCo Finance, LLC
	2,469	Term Loan, 6.00%, Maturing November 24, 2014	2,495,557
Trilogy International Partners
	4,048	Term Loan, 3.79%, Maturing June 29, 2012	3,622,935
Windstream Corp.
	4,268	Term Loan, 3.06%, Maturing December 17, 2015	4,273,195

			$207,974,220

Utilities — 3.0%

AEI Finance Holding, LLC
	2,325	Revolving Loan, 3.27%, Maturing March 30, 2012	$2,209,624
	15,773	Term Loan, 3.29%, Maturing March 30, 2014	14,990,901
BRSP, LLC
	4,395	Term Loan, 7.50%, Maturing June 24, 2014	4,406,407
Calpine Corp.
	52,464	Term Loan, 3.17%, Maturing March 29, 2014	50,680,521
Covanta Energy Corp.
	1,903	Term Loan, 1.79%, Maturing February 9, 2014	1,877,357
	2,775	Term Loan, 1.81%, Maturing February 9, 2014	2,737,266
Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.05%, Maturing October 24, 2012	2,973,654
EUR	4,170	Term Loan - Second Lien, 4.90%, Maturing October 24, 2012	4,766,036
Mirant North America, LLC
	3,067	Term Loan, 2.02%, Maturing January 3, 2013	3,028,141
NRG Energy, Inc.
	17,380	Term Loan, 2.00%, Maturing February 1, 2013	17,070,785
	20,779	Term Loan, 2.04%, Maturing February 1, 2013	20,408,994

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities (continued)

NSG Holdings, LLC
	202	Term Loan, 1.76%, Maturing June 15, 2014	$196,409
	987	Term Loan, 1.76%, Maturing June 15, 2014	957,771
TXU Texas Competitive Electric Holdings Co., LLC
	6,449	Term Loan, 3.75%, Maturing October 10, 2014	5,306,768
	10,846	Term Loan, 3.75%, Maturing October 10, 2014	8,864,836
	20,559	Term Loan, 3.75%, Maturing October 10, 2014	16,910,101
Vulcan Energy Corp.
	3,270	Term Loan, 5.50%, Maturing December 31, 2015	3,310,439

			$160,696,010

Total Senior Floating-Rate Interests
(identified cost $5,263,160,290)			$5,193,432,227

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development — 0.3%

Grohe Holding GmbH, Variable Rate
EUR	13,000	3.519%, 1/15/14(8)	$16,356,861

			$16,356,861

Cable and Satellite Television — 0.2%

Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(9)	$14,140,000

			$14,140,000

Chemicals and Plastics — 0.1%

Rhodia SA, Sr. Notes, Variable Rate
EUR	2,000	3.394%, 10/15/13(8)	$2,662,900
Wellman Holdings, Inc., Sr. Sub. Notes
	1,077	5.00%, 1/29/19(6)	503,920

			$3,166,820

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Jr. Notes
	175	18.00%, 3/31/15(2)(6)	$139,721

			$139,721

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.053%, 10/15/13	$6,040,125

			$6,040,125

Health Care — 0.1%

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(9)	$3,048,750

			$3,048,750

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$9,850,000

			$9,850,000

Manufacturing — 0.1%

Reddy Ice Corp., Sr. Notes
	4,000	11.25%, 3/15/15(9)	$4,280,000

			$4,280,000

Telecommunications — 0.1%

Qwest Corp., Sr. Notes, Variable Rate
	5,850	3.507%, 6/15/13	$5,967,000

			$5,967,000

Total Corporate Bonds & Notes
(identified cost $62,382,355)			$62,989,277

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$909	Alzette European CLO SA, Series 2004-1A, Class E2, 7.273%, 12/15/20(2)(10)	$109,107
	2,246	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.453%, 6/15/29(9)(10)	2,217,477
	884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.202%, 2/24/19(9)(10)	585,534
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(9)(10)	731,372
	1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(2)(9)(10)	589,883
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	765,000

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

$985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(2)(10)	$658,036
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.253%, 1/15/18(9)(10)	1,014,600

Total Asset-Backed Securities
(identified cost $11,109,797)		$6,671,009

Common Stocks — 0.6%

Shares	Security	Value

Automotive — 0.1%

88,506	Dayco Products, LLC(11)	$3,794,695
207,032	Hayes Lemmerz International, Inc.(6)(11)	991,683

		$4,786,378

Building and Development — 0.1%

23,625	Lafarge Roofing(6)(11)	$0
234,248	Sanitec Europe Oy B Units(6)(11)	711,108
230,960	Sanitec Europe Oy E Units(6)(11)	0
3,646	United Subcontractors, Inc.(6)(11)	236,672
22,273	WCI Communities, Inc.(11)	1,893,171

		$2,840,951

Chemicals and Plastics — 0.0%

3,849	Vita Cayman II, Ltd.	$397,168
1,022	Wellman Holdings, Inc.(6)(11)	304,137

		$701,305

Diversified Manufacturing — 0.0%

381,639	MEGA Brands, Inc.(11)	$198,071

		$198,071

Ecological Services and Equipment — 0.0%

2,484	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$43,520

		$43,520

Food Service — 0.0%

193,076	Buffets, Inc.(11)	$965,380

		$965,380

Home Furnishings — 0.0%

364	Dometic Corp.(11)	$0
12,874	Oreck Corp.(6)(11)	937,742

		$937,742

Publishing — 0.4%

28,605	Ion Media Networks, Inc.(6)(11)	$8,177,597
162,730	MediaNews Group, Inc.(11)	2,603,679
351,929	Reader’s Digest Association, Inc. (The)(11)	10,029,977
5,725	Source Interlink Companies, Inc.(6)(11)	41,392
30,631	Star Tribune Media Holdings Co.(6)(11)	11,333
53,719	SuperMedia, Inc.(11)	2,411,983

		$23,275,961

Total Common Stocks
(identified cost $26,711,610)		$33,749,308

Preferred Stocks — 0.0%

Shares	Security	Value

Ecological Services and Equipment — 0.0%

1,138	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$91,040

		$91,040

Total Preferred Stocks
(identified cost $19,915)		$91,040

Closed-End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$53,480

Total Closed-End Investment Companies
(identified cost $72,148)		$53,480

Warrants — 0.0%

Shares	Security	Value

1,343	Oreck Corp., 3/19/20(6)(11)	$97,824

Total Warrants
(identified cost $97,824)		$97,824

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 6.3%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$309,787	Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	$309,786,751
28,702	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/3/10	28,702,129

Total Short-Term Investments
(identified cost $338,488,880)		$338,488,880

Total Investments — 104.4%
(identified cost $5,702,042,819)		$5,635,573,045

Less Unfunded Loan Commitments — (1.1)%		$(58,251,122)

Net Investments — 103.3%
(identified cost $5,643,791,697)		$5,577,321,923

Other Assets, Less Liabilities — (3.3)%		$(177,737,557)

Net Assets — 100.0%		$5,399,584,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(5)	Defaulted matured security.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $37,222,616 or 0.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $140,982 and $0, respectively.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $5,334,004,946)	$5,267,535,172
Affiliated investment, at value (identified cost, $309,786,751)	309,786,751
Cash	14,824
Foreign currency, at value (identified cost, $23,361,599)	23,396,920
Interest receivable	17,315,780
Receivable for investments sold	27,400,761
Receivable for closed swap contracts	115,938
Prepaid expenses	213,910

Total assets	$5,645,780,056

Liabilities

Payable for investments purchased	$240,286,489
Payable for open forward foreign currency exchange contracts	3,094,734
Payable to affiliates:
Investment adviser fee	2,222,660
Trustees’ fees	4,208
Accrued expenses	587,599

Total liabilities	$246,195,690

Net Assets applicable to investors’ interest in Portfolio	$5,399,584,366

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$5,468,081,374
Net unrealized depreciation	(68,497,008)

Total	$5,399,584,366

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $42,806)	$117,134,280
Dividends	1,800
Interest allocated from affiliated investments	264,004
Expenses allocated from affiliated investments	(123,022)

Total investment income	$117,277,062

Expenses

Investment adviser fee	$11,956,379
Trustees’ fees and expenses	25,250
Custodian fee	379,002
Legal and accounting services	439,249
Interest expense and fees	239,507
Miscellaneous	114,723

Total expenses	$13,154,110

Deduct —
Reduction of custodian fee	$77

Total expense reductions	$77

Net expenses	$13,154,033

Net investment income	$104,123,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(79,899,604)
Investment transactions allocated from affiliated investments	42,315
Foreign currency and forward foreign currency exchange contract transactions	44,403,237

Net realized loss	$(35,454,052)

Change in unrealized appreciation (depreciation) —
Investments	$309,118,745
Foreign currency and forward foreign currency exchange contracts	(3,202,391)

Net change in unrealized appreciation (depreciation)	$305,916,354

Net realized and unrealized gain	$270,462,302

Net increase in net assets from operations	$374,585,331

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$104,123,029	$189,451,144
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(35,454,052)	(214,393,575)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	305,916,354	959,820,600

Net increase in net assets from operations	$374,585,331	$934,878,169

Capital transactions —
Contributions	$959,611,120	$1,462,810,319
Withdrawals	(228,952,153)	(1,159,558,768)

Net increase from capital transactions	$730,658,967	$303,251,551

Net increase in net assets	$1,105,244,298	$1,238,129,720

Net Assets

At beginning of period	$4,294,340,068	$3,056,210,348

At end of period	$5,399,584,366	$4,294,340,068

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.61%	0.70%	0.58%	0.54%	0.54%
Net investment income	4.50	%(2)	5.41%	6.50%	6.94%	6.44%	4.68%
Portfolio Turnover	22	%(3)	35%	7%	61%	50%	57%

Total Return	8.41	%(3)	27.54%	(22.24)%	4.62%	6.36%	4.77%

Net assets, end of period (000’s omitted)	$5,399,584		$4,294,340	$3,056,210	$6,851,600	$7,430,493	$6,506,058

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 71.4%, 14.0%, 10.6%, 1.6%, 0.7% and less than 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to 2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $12,039,237 of which $82,858 was allocated from Cash Management Portfolio and $11,956,379 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.52% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans and including maturities and paydowns, aggregated $1,786,601,529 and $988,437,330, respectively, for the six months ended April 30, 2010.

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $340,094,626. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,644,252,318

Gross unrealized appreciation	$90,183,579
Gross unrealized depreciation	(157,113,974)

Net unrealized depreciation	$(66,930,395)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$43,520

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040

Total Restricted Securities			$19,915		$134,560

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/28/10	British Pound Sterling 102,044,740	United States Dollar 155,345,768	$(773,659)
5/28/10	Euro 260,920,932	United States Dollar 345,258,405	(2,175,011)
5/28/10	Swiss Franc 15,797,490	United States Dollar 14,538,326	(146,064)

			$(3,094,734)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(3,094,734	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign currency risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income

Forward foreign currency exchange contracts	$43,191,195(1)	$(3,899,385	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $457,407,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.15% prior to March 22, 2010) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities

Floating Rate Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less unfunded loan commitments)	$—	$5,132,773,035	$2,408,070	$5,135,181,105
Corporate Bonds & Notes	—	62,345,636	643,641	62,989,277
Asset-Backed Securities	—	6,671,009	—	6,671,009
Common Stocks	2,610,054	19,684,070	11,455,184	33,749,308
Preferred Stocks	—	—	91,040	91,040
Closed-End Investment Companies	53,480	—	—	53,480
Warrants	—	—	97,824	97,824
Short-Term Investments	—	338,488,880	—	338,488,880

Total Investments	$2,663,534	$5,559,962,630	$14,695,759	$5,577,321,923

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,094,734)	$—	$(3,094,734)

Total	$—	$(3,094,734)	$—	$(3,094,734)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$—	$8,478,957
Realized gains (losses)	(3,804,564)	—	—	—	—	(3,804,564)
Change in net unrealized appreciation (depreciation)*	1,263,882	72,709	245,678	—	—	1,582,269
Net purchases (sales)	(1,940,607)	52,593	10,156,138	—	97,824	8,365,948
Accrued discount (premium)	60,138	13,011	—	—	—	73,149
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of April 30, 2010	$2,408,070	$643,641	$11,455,184	$91,040	$97,824	$14,695,759

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$(29,548)	$72,709	$245,506	$—	$—	$288,667

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Floating Rate Portfolio and High Income Opportunities Portfolio, the portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) invests (the “Portfolios”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating rate loans. For both Portfolios, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board also considered the performance of the underlying Portfolios. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate & High Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate & High Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate & High Income Fund

OFFICERS AND TRUSTEES CONT’D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate & High Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

811-6/10	FRHSRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Government Obligations Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Susan Schiff, CFA
Portfolio Manager
•	The six months ending April 30, 2010, began with signs of an economic recovery and significantly less volatility in the credit markets than was experienced in the previous reporting period. Both the capital markets and U.S. economy showed signs of stabilization as the new calendar year began. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010.

•	Throughout the six-month period, the Federal Reserve Board (the Fed) maintained its federal funds target rate at between 0.0% and 0.25%. At its meeting on April 28, 2010, the Fed noted that economic activity had continued to strengthen and that the labor market was beginning to improve. However, with substantial unused capacity continuing to restrain cost pressures, it seems likely that the economy can continue to grow GDP (gross domestic product) above trend for some time without the threat of inflation. During the six-month period, yields throughout the yield curve rose slightly, with the most significant changes at the long end of the curve: Yields on 10- and 30-year U.S. Treasury securities rose by 25-30 basis points (0.25%-0.30%) during the period.

•	Most of the government programs aimed at bolstering the economy were in full swing at the beginning of the period, but many had ended as of April 30, 2010. Some of these programs were specifically directed at freeing up capital and providing access to credit; others were targeted more specifically to help existing homeowners avoid foreclosure and to maintain affordability for new homeowners. One of the most significant steps taken was the Fed’s purchase of mortgage-backed securities (MBS) in the secondary market. This program, designed to sustain lower mortgage rates, ended on March 31, 2010, by which time the Fed had purchased a total of $1.25 trillion in U.S. Government Agency MBS. The Fed’s MBS purchase program was well-managed with purchases slowly tapering off over the last couple of months. As a result of the program’s transparency, its conclusion did not seem to cause a disruption in the MBS markets.
•	Toward the very end of the six-month period, concerns surrounding Greece’s ability to rein in spending and pay off its debt hit all credit markets and caused a modest widening of yield spreads.
Management Discussion
•	During the six months ending April 30, 2010, all of the Fund’s1 share classes outperformed the Barclays Capital U.S. Intermediate Government Index, and all but its Class C shares outpaced the average return of the Lipper Short-Intermediate U.S. Government Classification[2] as well. The outperformance was primarily the result of a tightening in the yield spreads between MBS and Treasuries. In the seasoned U.S. Government Agency MBS (seasoned MBS) market, which is where the Fund focuses, the yield spread tightened by approximately 30 basis points (0.30%) during the six-month period. Principal prepayment rates on the Fund’s seasoned MBS were relatively stable for the entire period, paying consistently at an annualized percentage rate in the mid-teens.
Total Return Performance
10/31/09 – 4/30/10

Class A3	1.89%
Class B3	1.52
Class C3	1.38
Class I3	1.88
Class R3	1.63
Barclays Capital U.S. Intermediate Government Index[2]	1.19
Lipper Short-Intermediate U.S. Government Funds Average[2]	1.49
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Government Obligations Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value (NAV), of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at NAV.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Government Obligations Fund as of April 30, 2010
INVESTMENT UPDATE
•	The Fund’s investment emphasis remained on seasoned MBS during the entire period. Typically, the mortgages underlying seasoned MBS were originated in the 1980s and 1990s. As a result, they have generally lower loan-to-home value ratios, meaning that the underlying homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies.

•	The Fund had no direct exposure to the subprime lending market or to non-agency MBS during the period. s As the U.S. economy continued to show signs of stabilization and positive growth, the Fund shortened its average duration slightly, from 2.93 years at the beginning of the six-month period to 2.72 years as of April 30, 2010. Duration indicates price sensitivity to changes in interest rates of a fixed-income security or portfolio, based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest-rate risk than a longer duration instrument.
Portfolio Composition
Diversification by Sectors1
By total investments

[1]	As a percentage of the Portfolio’s total investments as of 4/30/10.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Government Obligations Fund as of April 30, 2010
FUND PERFORMANCE
Performance1

	Class A	Class B	Class C	Class I	Class R
Class Share Symbol	EVGOX	EMGOX	ECGOX	EIGOX	ERGOX

Average Annual Total Returns (at net asset value)
Six Months	1.89%	1.52%	1.38%	1.88%	1.63%
One Year	4.86	4.09	3.96	4.98	4.46
Five Years	5.40	4.62	4.60	N.A.	N.A.
Ten Years	5.45	4.67	4.63	N.A.	N.A.
Life of Fund†	7.07	4.44	4.34	4.87	5.30
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.00%	-3.47%	0.39%	1.88%	1.63%
One Year	-0.07	-0.91	2.96	4.98	4.46
Five Years	4.38	4.29	4.60	N.A.	N.A.
Ten Years	4.93	4.67	4.63	N.A.	N.A.
Life of Fund†	6.87	4.44	4.34	4.87	5.30

†	Inception Dates — Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93; Class I: 4/3/09; Class R: 8/12/05.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% - 5th year; 1% — 6th year. SEC Returns for Class C reflect a 1% CDSC for the first year.
Total Annual

Operating Expenses[2]	Class A	Class B	Class C	Class I	Class R

Expense Ratio	1.16%	1.91%	1.91%	0.91%	1.41%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Government Obligations Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Government Obligations Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,018.90	$5.96
Class B	$1,000.00	$1,015.20	$9.69
Class C	$1,000.00	$1,013.80	$9.69
Class I	$1,000.00	$1,018.80	$4.71
Class R	$1,000.00	$1,016.30	$7.20

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96
Class B	$1,000.00	$1,015.20	$9.69
Class C	$1,000.00	$1,015.20	$9.69
Class I	$1,000.00	$1,020.10	$4.71
Class R	$1,000.00	$1,017.70	$7.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class A shares, 1.94% for Class B shares, 1.94% for Class C shares, 0.94% for Class I shares and 1.44% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Government Obligations Portfolio, at value (identified cost, $919,302,666)	$951,703,425
Receivable for Fund shares sold	2,523,058

Total assets	$954,226,483

Liabilities

Payable for Fund shares redeemed	$2,695,686
Distributions payable	840,087
Payable to affiliates:
Distribution and service fees	439,783
Trustees’ fees	1,100
Accrued expenses	287,812

Total liabilities	$4,264,468

Net Assets	$949,962,015

Sources of Net Assets

Paid-in capital	$1,135,813,480
Accumulated net realized loss from Portfolio	(212,431,333)
Accumulated distributions in excess of net investment income	(5,820,891)
Net unrealized appreciation from Portfolio	32,400,759

Total	$949,962,015

Class A Shares

Net Assets	$522,555,983
Shares Outstanding	69,529,885
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.52
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.90

Class B Shares

Net Assets	$106,461,857
Shares Outstanding	14,166,552
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.52

Class C Shares

Net Assets	$291,940,851
Shares Outstanding	38,906,830
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.50

Class I Shares

Net Assets	$20,387,529
Shares Outstanding	2,713,864
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.51

Class R Shares

Net Assets	$8,615,795
Shares Outstanding	1,151,135
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolio	$20,372,382
Miscellaneous income	16,617
Expenses allocated from Portfolio	(3,565,363)

Total investment income	$16,823,636

Expenses

Distribution and service fees
Class A	$625,840
Class B	580,218
Class C	1,403,724
Class R	17,622
Custodian fee	15,199
Transfer and dividend disbursing agent fees	485,978
Legal and accounting services	20,109
Printing and postage	157,436
Registration fees	51,111
Miscellaneous	8,523

Total expenses	$3,365,760

Net investment income	$13,457,876

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$828,081
Financial futures contracts	(380,766)

Net realized gain	$447,315

Change in unrealized appreciation (depreciation) —
Investments	$1,093,412
Financial futures contracts	76,280

Net change in unrealized appreciation (depreciation)	$1,169,692

Net realized and unrealized gain	$1,617,007

Net increase in net assets from operations	$15,074,883

See notes to financial statements

5

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$13,457,876	$25,750,728
Net realized gain from investment transactions and financial futures contracts	447,315	10,453,851
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,169,692	39,911,003

Net increase in net assets from operations	$15,074,883	$76,115,582

Distributions to shareholders —
From net investment income
Class A	$(10,780,210)	$(18,985,438)
Class B	(2,081,289)	(5,254,253)
Class C	(5,004,659)	(8,222,184)
Class I	(340,895)	(130,163)
Class R	(141,478)	(105,276)
Tax return of capital
Class A	—	(1,085,280)
Class B	—	(300,353)
Class C	—	(470,012)
Class I	—	(7,441)
Class R	—	(6,018)

Total distributions to shareholders	$(18,348,531)	$(34,566,418)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$136,808,292	$263,266,792
Class B	7,261,176	23,146,151
Class C	74,392,173	146,674,516
Class I	13,005,710	15,454,856
Class R	4,377,028	6,483,149
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,191,096	14,269,252
Class B	1,368,898	3,411,688
Class C	3,168,774	5,126,292
Class I	165,588	130,170
Class R	123,592	104,673
Cost of shares redeemed
Class A	(104,542,404)	(202,215,846)
Class B	(16,197,025)	(43,439,796)
Class C	(44,539,752)	(74,023,274)
Class I	(7,615,839)	(747,529)
Class R	(919,541)	(2,429,962)
Net asset value of shares exchanged
Class A	11,704,478	12,331,175
Class B	(11,704,478)	(12,331,175)

Net increase in net assets from Fund share transactions	$75,047,766	$155,211,132

Net increase in net assets	$71,774,118	$196,760,296

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$878,187,897	$681,427,601

At end of period	$949,962,015	$878,187,897

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(5,820,891)	$(930,236)

See notes to financial statements

6

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$7.540		$7.110	$7.160	$7.200	$7.340	$7.740

Income (Loss) From Operations

Net investment income(1)	$0.121		$0.267	$0.297	$0.300	$0.266	$0.212
Net realized and unrealized gain (loss)	0.020		0.512	0.020	0.053	0.037	(0.090)

Total income from operations	$0.141		$0.779	$0.317	$0.353	$0.303	$0.122

Less Distributions

From net investment income	$(0.161)		$(0.330)	$(0.367)	$(0.391)	$(0.424)	$(0.519)
Tax return of capital	—		(0.019)	—	(0.002)	(0.019)	(0.003)

Total distributions	$(0.161)		$(0.349)	$(0.367)	$(0.393)	$(0.443)	$(0.522)

Net asset value — End of period	$7.520		$7.540	$7.110	$7.160	$7.200	$7.340

Total Return(2)	1.89	%(3)	11.11%	4.45%	5.05%	4.28%	2.03	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$522,556		$472,147	$362,311	$245,687	$251,751	$291,931
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.19	%(7)	1.16%	1.19%	1.22%	1.20%	1.18%
Net investment income	3.25	%(7)	3.57%	4.09%	4.19%	3.69%	2.82%
Portfolio Turnover of the Portfolio	9	%(3)	28%	19%	23%	2%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.31% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$7.540		$7.110	$7.160	$7.200	$7.340	$7.740

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.214	$0.245	$0.247	$0.213	$0.156
Net realized and unrealized gain (loss)	0.020		0.510	0.018	0.053	0.035	(0.094)

Total income from operations	$0.114		$0.724	$0.263	$0.300	$0.248	$0.062

Less Distributions

From net investment income	$(0.134)		$(0.278)	$(0.313)	$(0.338)	$(0.369)	$(0.459)
Tax return of capital	—		(0.016)	—	(0.002)	(0.019)	(0.003)

Total distributions	$(0.134)		$(0.294)	$(0.313)	$(0.340)	$(0.388)	$(0.462)

Net asset value — End of period	$7.520		$7.540	$7.110	$7.160	$7.200	$7.340

Total Return(2)	1.52	%(3)	10.30%	3.67%	4.27%	3.50%	1.15	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$106,462		$126,123	$146,987	$162,159	$215,850	$291,079
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.94	%(7)	1.91%	1.94%	1.97%	1.95%	1.93%
Net investment income	2.52	%(7)	2.87%	3.37%	3.45%	2.95%	2.07%
Portfolio Turnover of the Portfolio	9	%(3)	28%	19%	23%	2%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.24% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$7.530		$7.100	$7.150	$7.190	$7.340	$7.730

Income (Loss) From Operations

Net investment income(1)	$0.093		$0.209	$0.243	$0.247	$0.217	$0.157
Net realized and unrealized gain (loss)	0.011		0.515	0.020	0.053	0.021	(0.085)

Total income from operations	$0.104		$0.724	$0.263	$0.300	$0.238	$0.072

Less Distributions

From net investment income	$(0.134)		$(0.278)	$(0.313)	$(0.338)	$(0.369)	$(0.459)
Tax return of capital	—		(0.016)	—	(0.002)	(0.019)	(0.003)

Total distributions	$(0.134)		$(0.294)	$(0.313)	$(0.340)	$(0.388)	$(0.462)

Net asset value — End of period	$7.500		$7.530	$7.100	$7.150	$7.190	$7.340

Total Return(2)	1.38	%(3)	10.31%	3.67%	4.27%	3.36%	1.16	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$291,941		$259,975	$171,302	$115,460	$129,963	$182,214
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.94	%(7)	1.91%	1.94%	1.97%	1.95%	1.93%
Net investment income	2.49	%(7)	2.80%	3.35%	3.45%	2.95%	2.08%
Portfolio Turnover of the Portfolio	9	%(3)	28%	19%	23%	2%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.11% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

See notes to financial statements

9

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$7.540		$7.510

Income (Loss) From Operations

Net investment income(2)	$0.131		$0.133
Net realized and unrealized gain	0.010		0.111

Total income from operations	$0.141		$0.244

Less Distributions

From net investment income	$(0.171)		$(0.202)
Tax return of capital	—		(0.012)

Total distributions	$(0.171)		$(0.214)

Net asset value — End of period	$7.510		$7.540

Total Return(3)	1.88	%(4)	3.29	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,388		$14,879
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.94	%(7)	0.91	%(7)
Net investment income	3.50	%(7)	3.06	%(7)
Portfolio Turnover of the Portfolio	9	%(4)	28	%(8)

(1)	For the period from the commencement of operations, April 3, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

See notes to financial statements

10

Eaton Vance Government Obligations Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007	2006	October 31, 2005(1)

Net asset value — Beginning of period	$7.510		$7.090	$7.130	$7.170	$7.320	$7.430

Income (Loss) From Operations

Net investment income(2)	$0.110		$0.239	$0.276	$0.280	$0.214	$0.083
Net realized and unrealized gain (loss)	0.011		0.510	0.032	0.054	0.060	(0.091)

Total income (loss) from operations	$0.121		$0.749	$0.308	$0.334	$0.274	$(0.008)

Less Distributions

From net investment income	$(0.151)		$(0.311)	$(0.348)	$(0.372)	$(0.405)	$(0.099)
Tax return of capital	—		(0.018)	—	(0.002)	(0.019)	(0.003)

Total distributions	$(0.151)		$(0.329)	$(0.348)	$(0.374)	$(0.424)	$(0.102)

Net asset value — End of period	$7.480		$7.510	$7.090	$7.130	$7.170	$7.320

Total Return(3)	1.63	%(4)	10.70%	4.33%	4.79%	3.87%	(0.12	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,616		$5,065	$827	$245	$235	$2
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.44	%(7)	1.41%	1.44%	1.47%	1.45%	1.43	%(7)
Net investment income	2.96	%(7)	3.20%	3.82%	3.93%	3.01%	4.57	%(7)
Portfolio Turnover of the Portfolio	9	%(4)	28%	19%	23%	2%	30%

(1)	For the period from the commencement of operations, August 12, 2005, to October 31, 2005.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

See notes to financial statements

11

Eaton Vance Government Obligations Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.0% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $211,464,012 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($16,943,251), October 31, 2011 ($78,339,789), October 31, 2012 ($67,101,638), October 31, 2013 ($23,607,593), October 31, 2014 ($17,522,954), October 31, 2015 ($6,336,492) and October 31, 2016 ($1,612,295).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for

12

Eaton Vance Government Obligations Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $21,111 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $177,824 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $625,840 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $435,163 and $1,052,793 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of

13

Eaton Vance Government Obligations Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,335,000 and $83,245,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $8,811, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $145,055, $350,931 and $8,811 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $18,000, $71,000 and $37,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $83,868,570 and $29,517,166, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	18,163,221	35,310,715
Issued to shareholders electing to receive payments of distributions in Fund shares	1,087,750	1,909,187
Redemptions	(13,895,923)	(27,184,797)
Exchange from Class B shares	1,555,663	1,650,302

Net increase	6,910,711	11,685,407

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	964,002	3,114,542
Issued to shareholders electing to receive payments of distributions in Fund shares	181,758	456,842
Redemptions	(2,152,245)	(5,858,706)
Exchange to Class A shares	(1,554,384)	(1,648,851)

Net decrease	(2,560,869)	(3,936,173)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	9,885,730	19,716,342
Issued to shareholders electing to receive payments of distributions in Fund shares	421,470	686,681
Redemptions	(5,930,667)	(9,984,512)

Net increase	4,376,533	10,418,511

14

Eaton Vance Government Obligations Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	1,730,841	2,057,379
Issued to shareholders electing to receive payments of distributions in Fund shares	22,002	17,339
Redemptions	(1,013,147)	(100,550)

Net increase	739,696	1,974,168

	Six Months Ended
	April 30, 2010	Year Ended
Class R	(Unaudited)	October 31, 2009

Sales	582,839	868,623
Issued to shareholders electing to receive payments of distributions in Fund shares	16,484	14,013
Redemptions	(122,643)	(324,906)

Net increase	476,680	557,730

(1)	Class I commenced operations on April 3, 2009.

15

Government Obligations Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 81.0%

	Principal
	Amount
Security	(000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
3.207%, with maturity at 2035(1)	$14,080		$14,526,961
3.375%, with maturity at 2034(1)	3,062		3,178,449
5.00%, with maturity at 2014	1,143		1,209,081
5.50%, with various maturities to 2032	8,217		8,793,666
6.00%, with various maturities to 2035	20,537		22,243,425
6.50%, with various maturities to 2033	34,460		37,965,777
6.87%, with maturity at 2024	273		304,842
7.00%, with various maturities to 2035	28,416		31,245,205
7.09%, with maturity at 2023	1,001		1,124,102
7.25%, with maturity at 2022	1,538		1,723,500
7.31%, with maturity at 2027	405		448,962
7.50%, with various maturities to 2035	26,452		29,860,208
7.63%, with maturity at 2019	555		625,599
7.75%, with maturity at 2018	39		43,480
7.78%, with maturity at 2022	189		216,865
7.85%, with maturity at 2020	476		541,807
8.00%, with various maturities to 2028	14,569		16,535,579
8.13%, with maturity at 2019	994		1,135,724
8.15%, with various maturities to 2021	327		377,497
8.25%, with maturity at 2017	106		117,568
8.50%, with various maturities to 2031	8,529		9,898,100
8.75%, with maturity at 2016	14		15,765
9.00%, with various maturities to 2027	9,675		11,093,529
9.25%, with various maturities to 2017	100		113,643
9.50%, with various maturities to 2026	2,887		3,389,557
9.75%, with maturity at 2018	3		3,083
10.50%, with maturity at 2020	878		1,018,026
11.00%, with maturity at 2015	28		32,274
15.00%, with maturity at 2011	0	(2)	196

			$197,782,470

Federal National Mortgage Association:
2.864%, with maturity at 2026(1)	$1,393		$1,435,386
2.908%, with maturity at 2022(1)	2,560		2,619,366
2.917%, with maturity at 2022(1)	2,382		2,441,903
2.974%, with maturity at 2031(1)	4,326		4,431,696
3.035%, with maturity at 2035(1)	2,247		2,315,945
3.036%, with various maturities to 2035(1)	36,296		37,493,045
3.078%, with various maturities to 2033(1)	4,946		5,099,741
3.234%, with maturity at 2037(1)	7,428		7,726,939
3.344%, with maturity at 2036(1)	2,466		2,536,759
3.569%, with maturity at 2040(1)	2,296		2,422,138
3.71%, with maturity at 2034(1)	9,341		9,768,474
3.748%, with maturity at 2036(1)	3,013		3,095,444
3.85%, with maturity at 2035(1)	11,725		12,261,542
3.952%, with maturity at 2034(1)	8,905		9,312,322
4.00%, with maturity at 2014	542		555,952
4.023%, with maturity at 2036(1)	884		911,256
4.099%, with maturity at 2021(1)	2,430		2,520,141
4.50%, with various maturities to 2018	51,857		54,478,412
4.524%, with maturity at 2036(1)	36,693		38,372,402
4.656%, with maturity at 2035(1)	12,248		12,809,064
4.952%, with maturity at 2034(1)	34,426		36,001,824
5.00%, with various maturities to 2027	4,494		4,757,472
5.50%, with various maturities to 2030	24,939		26,753,347
6.00%, with various maturities to 2032	21,238		22,977,182
6.50%, with various maturities to 2033	62,133		68,350,390
6.519%, with maturity at 2025(3)	439		486,483
7.00%, with various maturities to 2036	63,804		70,867,780
7.25%, with maturity at 2023	41		44,449
7.50%, with various maturities to 2032	14,543		16,485,961
7.861%, with maturity at 2030(3)	43		49,505
7.875%, with maturity at 2021	994		1,142,940
8.00%, with various maturities to 2032	16,593		19,027,837
8.25%, with maturity at 2025	382		434,168
8.33%, with maturity at 2020	940		1,085,248
8.50%, with various maturities to 2032	10,756		12,342,384
8.528%, with maturity at 2021(3)	125		146,315
9.00%, with various maturities to 2030	1,479		1,729,385
9.125%, with maturity at 2011	1		841
9.50%, with various maturities to 2030	2,998		3,533,162
9.59%, with maturity at 2025(3)	51		59,496
9.75%, with maturity at 2019	32		38,083
9.951%, with maturity at 2021(3)	82		98,685
10.00%, with maturity at 2012	8		8,690
10.003%, with maturity at 2020(3)	93		105,917
10.02%, with maturity at 2023(3)	105		121,612
10.026%, with maturity at 2021(3)	131		150,468
10.102%, with maturity at 2021(3)	61		70,767
10.511%, with maturity at 2025(3)	57		64,795
11.00%, with maturity at 2020	883		1,004,587
11.382%, with maturity at 2019(3)	111		124,906
11.50%, with maturity at 2012	6		6,692
11.573%, with maturity at 2025(3)	31		35,153
11.726%, with maturity at 2018(3)	124		139,213
12.355%, with maturity at 2021(3)	42		46,047
12.699%, with maturity at 2015(3)	113		129,634
13.00%, with maturity at 2010	0	(2)	265

			$501,029,610

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$790		$817,558
6.50%, with maturity at 2024	70		76,837

See notes to financial statements

16

Government Obligations Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Government National Mortgage Association (continued):
7.00%, with various maturities to 2034	$45,659	$51,354,655
7.25%, with maturity at 2022	37	41,448
7.50%, with various maturities to 2025	7,376	8,320,025
8.00%, with various maturities to 2027	13,657	15,564,162
8.25%, with maturity at 2019	178	203,225
8.30%, with maturity at 2020	49	56,109
8.50%, with various maturities to 2018	2,307	2,610,781
9.00%, with various maturities to 2027	8,224	9,878,431
9.50%, with various maturities to 2026	5,507	6,636,025

		$95,559,256

Total Mortgage Pass-Throughs
(identified cost $759,098,060)		$794,371,336

Collateralized Mortgage Obligations — 6.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$320	$343,603
Series 1822, Class Z, 6.90%, 3/15/26	1,894	1,996,458
Series 1829, Class ZB, 6.50%, 3/15/26	894	972,171
Series 1896, Class Z, 6.00%, 9/15/26	974	1,008,902
Series 2075, Class PH, 6.50%, 8/15/28	501	542,843
Series 2091, Class ZC, 6.00%, 11/15/28	2,186	2,372,491
Series 2102, Class Z, 6.00%, 12/15/28	545	588,585
Series 2115, Class K, 6.00%, 1/15/29	3,027	3,219,316
Series 2142, Class Z, 6.50%, 4/15/29	1,062	1,159,734
Series 2245, Class A, 8.00%, 8/15/27	11,674	13,260,832

		$25,464,935

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$437	$503,706
Series G92-44, Class ZQ, 8.00%, 7/25/22	477	530,180
Series G93-36, Class ZQ, 6.50%, 12/25/23	15,848	17,386,195
Series 1993-16, Class Z, 7.50%, 2/25/23	585	659,618
Series 1993-39, Class Z, 7.50%, 4/25/23	1,405	1,583,934
Series 1993-149, Class M, 7.00%, 8/25/23	732	820,031
Series 1993-178, Class PK, 6.50%, 9/25/23	1,435	1,581,088
Series 1993-250, Class Z, 7.00%, 12/25/23	380	414,726
Series 1994-42, Class K, 6.50%, 4/25/24	6,534	7,165,119
Series 1994-82, Class Z, 8.00%, 5/25/24	2,349	2,679,618
Series 1997-81, Class PD, 6.35%, 12/18/27	897	990,154
Series 2000-49, Class A, 8.00%, 3/18/27	1,247	1,440,356
Series 2002-1, Class G, 7.00%, 7/25/23	930	1,041,972

		$36,796,697

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$777,697	$854,381

Total Collateralized Mortgage Obligations
(identified cost $59,377,640)		$63,116,013

U.S. Government Agency Obligations — 10.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,551,185

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$4,649,553
5.365%, 9/9/24	6,445	7,014,126
5.375%, 8/15/24	14,700	16,020,045
5.75%, 6/12/26	2,720	2,954,154

		$30,637,878

United States Agency for International Development - Israel:
0.00%, 2/15/18	$10,101	$7,505,760
0.00%, 3/15/18	8,061	5,963,931
0.00%, 5/1/18	11,420	8,391,131
0.00%, 5/1/20	2,200	1,421,013
5.50%, 9/18/23	25,000	27,473,850
5.50%, 4/26/24	12,500	13,723,387

		$64,479,072

Total U.S. Government Agency Obligations
(identified cost $99,879,465)		$100,668,135

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,854,378

Total U.S. Treasury Obligations
(identified cost $6,219,039)		$7,854,378

See notes to financial statements

17

Government Obligations Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(5)	$11,611	$11,611,153

Total Short-Term Investments
(identified cost $11,611,153)		$11,611,153

Total Investments — 99.7%
(identified cost $936,185,357)		$977,621,015

Other Assets, Less Liabilities — 0.3%		$3,463,656

Net Assets — 100.0%		$981,084,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $9,815 and $0, respectively.

Forward Sale Commitments

	Principal
	Amount
Security	(000’s omitted)	Value

Mortgage Pass-Throughs

Federal Home Loan Mortgage Corp.:
5.50%, TBA, with maturity at 2040	$(90,000)	$(95,061,528)
6.00%, TBA, with maturity at 2040	(85,000)	(90,985,046)

Total Forward Sale Commitments
(proceeds $185,253,907)		$(186,046,574)

TBA - To Be Announced.

See notes to financial statements

18

Government Obligations Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $924,574,204)	$966,009,862
Affiliated investment, at value (identified cost, $11,611,153)	11,611,153
Interest receivable	4,415,306
Interest receivable from affiliated investment	4,061
Receivable for investments sold	185,812,678

Total assets	$1,167,853,060

Liabilities

Payable for forward sale commitments, at value (proceeds receivable, $185,253,907)	$186,046,574
Payable to affiliates:
Investment adviser fee	596,845
Trustees’ fees	2,768
Accrued expenses	122,202

Total liabilities	$186,768,389

Net Assets applicable to investors’ interest in Portfolio	$981,084,671

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$940,441,680
Net unrealized appreciation	40,642,991

Total	$981,084,671

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest	$21,669,917
Interest allocated from affiliated investments	14,961
Expenses allocated from affiliated investments	(5,145)

Total investment income	$21,679,733

Expenses

Investment adviser fee	$3,550,810
Trustees’ fees and expenses	16,175
Custodian fee	167,037
Legal and accounting services	36,972
Miscellaneous	20,718

Total expenses	$3,791,712

Net investment income	$17,888,021

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$880,078
Investment transactions allocated from affiliated investments	7,733
Financial futures contracts	(404,852)

Net realized gain	$482,959

Change in unrealized appreciation (depreciation) —
Investments	$1,141,047
Financial futures contracts	85,280

Net change in unrealized appreciation (depreciation)	$1,226,327

Net realized and unrealized gain	$1,709,286

Net increase in net assets from operations	$19,597,307

See notes to financial statements

19

Government Obligations Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$17,888,021	$36,198,006
Net realized gain from investment transactions and financial futures contracts	482,959	12,119,127
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,226,327	47,195,344

Net increase in net assets from operations	$19,597,307	$95,512,477

Capital transactions —
Contributions	$85,670,525	$397,742,451
Withdrawals	(81,464,544)	(346,600,808)

Net increase from capital transactions	$4,205,981	$51,141,643

Net increase in net assets	$23,803,288	$146,654,120

Net Assets

At beginning of period	$957,281,383	$810,627,263

At end of period	$981,084,671	$957,281,383

See notes to financial statements

20

Government Obligations Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.77	%(2)	0.77%	0.80%	0.80%	0.79%	0.77%
Net investment income	3.65	%(2)	3.97%	4.48%	4.60%	4.09%	3.21%
Portfolio Turnover	9	%(3)	28%	19%	23%	2%	30%

Total Return	2.10	%(3)	11.54%	4.85%	5.49%	4.71%	2.46%

Net assets, end of period (000’s omitted)	$981,085		$957,281	$810,627	$687,747	$727,804	$866,273

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

21

Government Obligations Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Government Obligations Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 97.0%, 1.0% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

22

Government Obligations Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency MBS to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% annually of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently

23

Government Obligations Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $3,553,637 of which $2,827 was allocated from Cash Management Portfolio and $3,550,810 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.72% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and forward sale commitments and including maturities and paydowns, aggregated $84,712,195 and $89,305,493, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$945,714,240

Gross unrealized appreciation	$32,535,191
Gross unrealized depreciation	(628,416)

Net unrealized appreciation	$31,906,775

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2010, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Futures contracts	$(404,852)	$85,280

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $16,571,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

24

Government Obligations Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$794,371,336	$—	$794,371,336
Collateralized Mortgage Obligations	—	63,116,013	—	63,116,013
U.S. Government Agency Obligations	—	100,668,135	—	100,668,135
U.S. Treasury Obligations	—	7,854,378	—	7,854,378
Short-Term Investments	—	11,611,153	—	11,611,153

Total Investments	$—	$977,621,015	$—	$977,621,015

Liability Description

Forward Sale Commitments	$—	$(186,046,574)	$—	$(186,046,574)

Total	$—	$(186,046,574)	$—	$(186,046,574)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

25

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

26

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

27

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

28

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES

Eaton Vance Government Obligations Fund

Officers Thomas E. Faust Jr. President and Trustee William H. Ahern, Jr. Vice President John R. Baur Vice President Maria C. Cappellano Vice President Michael A. Cirami Vice President	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Cynthia J. Clemson Vice President John H. Croft Vice President Charles B. Gaffney Vice President Christine M. Johnston Vice President Aamer Khan Vice President

Thomas H. Luster Vice President Jeffrey A. Rawlins Vice President Duncan W. Richardson Vice President Judith A. Saryan Vice President Susan Schiff Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

29

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES CONT’D

Government Obligations Portfolio

Officers
Mark S. Venezia
President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective, risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

140-6/10	GOSRC

Semiannual Report April 30, 2010 EATON VANCE HIGH INCOME OPPORTUNITIES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance High Income Opportunities Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Michael W. Weilheimer, CFA
Co-Portfolio Manager
Thomas P. Huggins
Co-Portfolio Manager
•	The high-yield corporate bond market continued to perform well during the six months ending April 30, 2010, a period in which it recorded its fifth consecutive quarter of positive returns. For this semiannual period, the BofA Merrill Lynch U.S. High Yield Index (the “Index”), a performance measure of below-investment-grade bonds, returned 11.65%.

•	Spreads on high-yield bonds (their incremental yield in excess of Treasury bonds of comparable maturity) narrowed by 187 basis points (1.87%) during the period, ending the month of April at 576 basis points (5.76%) over Treasury yields. The average price of a bond within the Index finished at $99.67, with a yield-to-worst of 8.04%, which indicates the lowest yield to any stated maturity or call date. Lower-quality paper continued to lead the way, with CCC- and below-rated issues returning 18.91% for the six months. B-rated issues returned 8.66% for the period, while BBs returned 10.39%.

•	Access to capital in the high-yield market continued to be relatively easy during the period, with the market pricing more than $150 billion in new debt. Credit metrics and covenants in these new issues became somewhat less onerous during the period, although corporate borrowers still favor a more conservative overall approach to leverage than before the recession.

•	Corporate defaults continued to decline during the six months, with the rolling 12-month par-weighted default rate ending the period at 4.58%, according to J.P. Morgan research.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The Fund’s1 share classes all posted positive total returns for the six months ending April 30, 2010, a period in which economic growth began to strengthen and corporate defaults to decline. With the exception of its Class B and Class C shares, the Fund performed basically in line with its primary benchmark, the BofA Merrill Lynch U.S. High Yield Index [3] (the “Index”). Versus the average return of the Lipper High Current Yield Funds Classification, all of the Fund’s share classes outperformed the peer group.

•	Overweighted positions in the automobile/auto parts, chemicals and retail industries all helped the Fund’s performance relative to the Index. Strong credit selection in energy, hotels and cable/satellite television also contributed positively.

•	Conversely, underweighted positions in CC and C securities detracted from relative performance, as these lower-rated areas of the market performed especially well during the period. In addition, the Fund’s conservative posture toward certain areas of the financials sector imparted a drag on relative performance. In particular, the Fund was underexposed to insurance, banks/thrifts and diversified

Total Return Performance
10/31/09 – 4/30/10

Class A2	11.63%
Class B2	10.96
Class C2	11.24
Class I2	11.76
BofA Merrill Lynch U.S. High Yield Index[3]	11.65
BofA Merrill Lynch U.S. High Yield Constrained Index[3]	11.59
Lipper High Current Yield Funds Average	10.79
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, High Income Oportunities Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value (NAV). Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

[3]	It is not possible to invest directly in an Index or Lipper Classification. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper average is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

1

Eaton Vance High Income Opportunities Fund as of April 30, 2010
INVESTMENT UPDATE
financials — once-beleaguered segments of the market that were among the Index’s top performers during the six-month period — and this conservative stance hurt in relative terms. The Fund’s performance also was negatively affected in part due to its materially lower duration versus the Index, as lower duration bonds have less room to appreciate in an up market. Duration measures the expected life of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with lower durations tend to be less sensitive to interest rate changes.
Portfolio Composition
Portfolio Credit Quality Ratings3
By total investments

[3]	As a percentage of the Portfolio’s total investments as of 4/30/10. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
 2

Eaton Vance High Income Opportunities Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Class Share Symbol	ETHIX	EVHIX	ECHIX	EIHIX

Average Annual Total Returns (at net asset value)
Six Months	11.63%	10.96%	11.24%	11.76%
One Year	47.34	46.29	46.30	N.A.
Five Years	6.00	5.18	5.20	N.A.
Ten Years	N.A.	4.13	4.11	N.A.
Life of Fund†	6.00	6.89	5.85	13.91

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	6.34%	5.96%	10.24%	11.76%
One Year	40.37	41.29	45.30	N.A.
Five Years	4.98	4.90	5.20	N.A.
Ten Years	N.A.	4.13	4.11	N.A.
Life of Fund†	5.17	6.89	5.85	13.91

†	Inception Dates – Class A: 3/11/04; Class B: 8/19/86; Class C: 6/8/94; Class I: 10/1/09

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.
Total Annual

Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.27%	2.02%	2.02%	1.02%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance High Income Opportunities Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,116.30	$5.61
Class B	$1,000.00	$1,109.60	$9.52
Class C	$1,000.00	$1,112.40	$9.53
Class I	$1,000.00	$1,117.60	$4.31

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36
Class B	$1,000.00	$1,015.80	$9.10
Class C	$1,000.00	$1,015.80	$9.10
Class I	$1,000.00	$1,020.70	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and 0.82% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in High Income Opportunities Portfolio, at value (identified cost, $484,667,884)	$460,180,674
Receivable for Fund shares sold	1,605,641

Total assets	$461,786,315

Liabilities

Payable for Fund shares redeemed	$12,891,352
Distributions payable	1,483,709
Payable to affiliates:
Distribution and service fees	208,234
Trustees’ fees	42
Accrued expenses	153,581

Total liabilities	$14,736,918

Net Assets	$447,049,397

Sources of Net Assets

Paid-in capital	$697,739,093
Accumulated net realized loss from Portfolio	(225,895,197)
Accumulated distributions in excess of net investment income	(307,289)
Net unrealized depreciation from Portfolio	(24,487,210)

Net Assets	$447,049,397

Class A Shares

Net Assets	$256,430,869
Shares Outstanding	59,937,274
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.28
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.49

Class B Shares

Net Assets	$63,932,780
Shares Outstanding	14,924,948
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.28

Class C Shares

Net Assets	$124,047,395
Shares Outstanding	28,985,809
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.28

Class I Shares

Net Assets	$2,638,353
Shares Outstanding	616,417
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.28

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest and other income allocated from Portfolio	$21,257,778
Dividends allocated from Portfolio	60,747
Miscellaneous income	14,020
Expenses allocated from Portfolio	(1,433,807)

Total investment income	$19,898,738

Expenses

Distribution and service fees
Class A	$313,671
Class B	339,883
Class C	584,700
Trustees’ fees and expenses	250
Custodian fee	13,054
Transfer and dividend disbursing agent fees	264,595
Legal and accounting services	11,422
Printing and postage	31,981
Registration fees	32,652
Miscellaneous	7,049

Total expenses	$1,599,257

Net investment income	$18,299,481

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(2,362,744)
Swap contracts	147,017

Net realized loss	$(2,215,727)

Change in unrealized appreciation (depreciation) —
Investments	$31,824,055
Swap contracts	(206,912)

Net change in unrealized appreciation (depreciation)	$31,617,143

Net realized and unrealized gain	$29,401,416

Net increase in net assets from operations	$47,700,897

See notes to financial statements

5

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$18,299,481	$36,281,882
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(2,215,727)	(40,432,300)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	31,617,143	119,379,632

Net increase in net assets from operations	$47,700,897	$115,229,214

Distributions to shareholders —
From net investment income
Class A	$(12,054,697)	$(22,412,054)
Class B	(3,028,087)	(8,376,210)
Class C	(5,209,219)	(10,551,470)
Class I	(70,450)	(1,792)

Total distributions	$(20,362,453)	$(41,341,526)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$22,628,838	$40,132,945
Class B	3,536,575	6,970,738
Class C	11,403,909	21,041,959
Class I	1,729,178	1,103,280
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,549,826	11,044,259
Class B	1,540,210	3,712,709
Class C	2,453,144	4,530,679
Class I	2,372	—
Cost of shares redeemed
Class A	(37,514,266)	(40,175,465)
Class B	(7,029,417)	(16,091,036)
Class C	(13,071,718)	(19,333,637)
Class I	(283,064)	—
Net asset value of shares exchanged
Class A	10,577,522	23,528,815
Class B	(10,577,522)	(23,528,815)
Redemption fees	9,897	7,236

Net increase (decrease) in net assets from Fund share transactions	$(8,044,516)	$12,943,667

Net increase in net assets	$19,293,928	$86,831,355

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$427,755,469	$340,924,114

At end of period	$447,049,397	$427,755,469

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(307,289)	$1,755,683

See notes to financial statements

6

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$4.020		$3.310	$5.130		$5.230	$5.100	$5.210

Income (Loss) From Operations

Net investment income(1)	$0.178		$0.365	$0.419		$0.418	$0.401	$0.402
Net realized and unrealized gain (loss)	0.279		0.763	(1.823)		(0.105)	0.142	(0.095)

Total income (loss) from operations	$0.457		$1.128	$(1.404)		$0.313	$0.543	$0.307

Less Distributions

From net investment income	$(0.197)		$(0.418)	$(0.416)		$(0.413)	$(0.413)	$(0.417)
Tax return of capital	—		—	(0.000	)(2)	—	—	—

Total distributions	$(0.197)		$(0.418)	$(0.416)		$(0.413)	$(0.413)	$(0.417)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$4.280		$4.020	$3.310		$5.130	$5.230	$5.100

Total Return(3)	11.63	%(4)	37.83%	(29.26)%		6.11%	11.04%	6.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$256,431		$238,485	$161,603		$254,508	$199,812	$165,125
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.07	%(7)	1.27%	1.11%		1.04%	0.97%	0.97%
Net investment income	8.67	%(7)	10.93%	9.06%		7.98%	7.77%	7.70%
Portfolio Turnover of the Portfolio	38	%(4)	72%	48%		81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$4.030		$3.300	$5.120		$5.220	$5.080	$5.200

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.345	$0.383		$0.379	$0.363	$0.363
Net realized and unrealized gain (loss)	0.269		0.773	(1.826)		(0.107)	0.149	(0.106)

Total income (loss) from operations	$0.432		$1.118	$(1.443)		$0.272	$0.512	$0.257

Less Distributions

From net investment income	$(0.182)		$(0.388)	$(0.377)		$(0.372)	$(0.372)	$(0.377)
Tax return of capital	—		—	(0.000	)(2)	—	—	—

Total distributions	$(0.182)		$(0.388)	$(0.377)		$(0.372)	$(0.372)	$(0.377)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000	(2)

Net asset value — End of period	$4.280		$4.030	$3.300		$5.120	$5.220	$5.080

Total Return(3)	10.96	%(4)	37.31%	(29.93)%		5.30%	10.41%	5.34	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,933		$72,245	$89,480		$221,436	$305,519	$370,036
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.82	%(8)	2.02%	1.86%		1.78%	1.72%	1.72%
Net investment income	7.93	%(8)	10.56%	8.23%		7.23%	7.05%	6.95%
Portfolio Turnover of the Portfolio	38	%(4)	72%	48%		81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Total return reflects an increase of 0.33% due to a change in the timing of the payment and reinvestment of distributions.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

See notes to financial statements

8

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$4.020		$3.300	$5.110		$5.220	$5.080	$5.200

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.341	$0.383		$0.378	$0.363	$0.363
Net realized and unrealized gain (loss)	0.279		0.767	(1.816)		(0.116)	0.149	(0.107)

Total income (loss) from operations	$0.442		$1.108	$(1.433)		$0.262	$0.512	$0.256

Less Distributions

From net investment income	$(0.182)		$(0.388)	$(0.377)		$(0.372)	$(0.372)	$(0.376)
Tax return of capital	—		—	(0.000	)(2)	—	—	—

Total distributions	$(0.182)		$(0.388)	$(0.377)		$(0.372)	$(0.372)	$(0.376)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000	(2)

Net asset value — End of period	$4.280		$4.020	$3.300		$5.110	$5.220	$5.080

Total Return(3)	11.24	%(4)	36.97%	(29.79)%		5.09%	10.41%	5.32	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$124,047		$115,927	$89,841		$162,153	$172,200	$188,454
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.82	%(8)	2.02%	1.86%		1.79%	1.72%	1.72%
Net investment income	7.92	%(8)	10.26%	8.28%		7.22%	7.05%	6.96%
Portfolio Turnover of the Portfolio	38	%(4)	72%	48%		81%	62%	62%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

See notes to financial statements

9

Eaton Vance High Income Opportunities Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$4.020		$3.980

Income (Loss) From Operations

Net investment income(2)	$0.183		$0.019
Net realized and unrealized gain	0.279		0.057

Total income from operations	$0.462		$0.076

Less Distributions

From net investment income	$(0.202)		$(0.036)

Total distributions	$(0.202)		$(0.036)

Redemption fees(2)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$4.280		$4.020

Total Return(4)	11.76	%(5)	1.92	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,638		$1,099
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.82	%(8)	1.02	%(8)
Net investment income	8.90	%(8)	11.17	%(8)
Portfolio Turnover of the Portfolio	38	%(5)	72	%(9)

(1)	For the period from the start of business, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended October 31, 2009.

See notes to financial statements

10

Eaton Vance High Income Opportunities Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (55.9% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $218,731,834 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($143,280,458), October 31, 2016 ($33,167,924) and October 31, 2017 ($42,283,452).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s

11

Eaton Vance High Income Opportunities Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $11,670 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $64,024 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $313,671 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred

12

Eaton Vance High Income Opportunities Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $254,913 and $438,805 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $23,348,000 and $49,931,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $84,970 and $145,895 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $3,000, $33,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,040,091 and $28,394,400, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	5,494,204	11,837,243
Issued to shareholders electing to receive payments of distributions in Fund shares	1,578,366	3,309,499
Redemptions	(8,959,058)	(12,106,855)
Exchange from Class B shares	2,534,095	7,360,024

Net increase	647,607	10,399,911

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	853,971	2,108,476
Issued to shareholders electing to receive payments of distributions in Fund shares	371,323	1,137,441
Redemptions	(1,715,146)	(5,059,818)
Exchange to Class A shares	(2,527,114)	(7,348,037)

Net decrease	(3,016,966)	(9,161,938)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	2,742,480	6,266,836
Issued to shareholders electing to receive payments of distributions in Fund shares	591,455	1,360,890
Redemptions	(3,161,329)	(6,039,116)

Net increase	172,606	1,588,610

13

Eaton Vance High Income Opportunities Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	411,147	273,186
Issued to shareholders electing to receive payments of distributions in Fund shares	569	—
Redemptions	(68,485)	—

Net increase	343,231	273,186

(1)	Class I commenced operations on October 1, 2009.

For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund received $9,897 and $7,236, respectively, in redemption fees.

14

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 5.2%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.5%

Hawker Beechcraft Acquisition, Term Loan, 2.28%, Maturing 3/26/14	$2,570	$2,212,862
Hawker Beechcraft Acquisition, Term Loan, 2.29%, Maturing 3/26/14	153	131,613
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	1,821	1,832,230

		$4,176,705

Automotive & Auto Parts — 0.7%

EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$2,560	$2,165,332
Ford Motor Co., Revolver Loan, Maturing 11/30/13(2)	4,325	3,846,547

		$6,011,879

Broadcasting — 0.7%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.75%, Maturing 2/26/13	$9,180	$5,859,897

		$5,859,897

Building Materials — 0.4%

Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	$1,957	$1,829,537
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 6/30/14	1,321	1,246,740

		$3,076,277

Capital Goods — 0.1%

Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$1,080	$1,050,840

		$1,050,840

Consumer Products — 0.2%

Amscan Holdings, Inc., Term Loan, 2.53%, Maturing 5/25/13	$1,411	$1,357,792

		$1,357,792

Food & Drug Retail — 0.4%

Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$2,860	$2,991,082

		$2,991,082

Food / Beverage / Tobacco — 0.0%

Dole Food Company, Inc., Term Loan, 7.99%, Maturing 8/30/10	$271	$274,383

		$274,383

Gaming — 0.5%

BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(3)	$5,410	$324,600
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	1,580	1,335,100
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,911	2,809,340

		$4,469,040

Health Care — 0.2%

IASIS Healthcare, (PIK), Term Loan, 5.59%, Maturing 6/13/14	$2,109	$2,017,981

		$2,017,981

Services — 0.4%

Neff Rental, Inc., Term Loan - Second Lien, 5.75%, Maturing 11/13/14	$1,310	$209,600
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,630	2,648,176

		$2,857,776

Steel — 0.2%

RathGibson, Inc., DIP Loan, 10.75%, Maturing 6/30/10(4)	$1,612	$1,612,308

		$1,612,308

Transportation Ex Air / Rail — 0.3%

CEVA Group, PLC, Term Loan, 3.26%, Maturing 6/15/15	$2,401	$2,184,517
CEVA Group, PLC, Term Loan, 3.29%, Maturing 6/15/15	590	536,818

		$2,721,335

See notes to financial statements

15

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Utilities — 0.6%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$5,493	$4,517,988

		$4,517,988

Total Senior Floating-Rate Interests
(identified cost $51,682,900)		$42,995,283

Corporate Bonds & Notes — 85.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.1%

Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	$500	$441,250

		$441,250

Air Transportation — 0.2%

Continental Airlines, 7.033%, 6/15/11	$985	$994,952
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(5)	550	578,875

		$1,573,827

Automotive & Auto Parts — 4.0%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(5)	$525	$579,469
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(5)	5,436	5,897,626
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	1,125	1,077,188
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(5)	3,840	4,099,200
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,381,950
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	2,010	2,078,438
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	5,218,921
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,464,551
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,580,530
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,770	4,217,687
Lear Corp., 7.875%, 3/15/18	545	557,944
Lear Corp., 8.125%, 3/15/20	680	697,000
Navistar International Corp., 8.25%, 11/1/21	2,315	2,453,900
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,686,700

		$32,991,104

Banks and Thrifts — 1.7%

CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$1,450	$1,410,125
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	1,430	1,363,862
General Motors Acceptance Corp., 6.875%, 9/15/11	571	583,848
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,294,250
General Motors Acceptance Corp., 8.00%, 11/1/31	2,515	2,464,700
General Motors Acceptance Corp., 8.30%, 2/12/15(5)	5,560	5,817,150

		$13,933,935

Broadcasting — 3.0%

Allbritton Communications Co., Sr. Notes, 8.00%, 5/15/18(5)	$690	$693,450
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	705	676,800
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	9,055	8,896,537
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	1,485	1,488,712
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17(5)	2,980	3,207,225
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17(5)	745	799,013
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(5)	1,675	1,767,125
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(5)	1,305	1,432,238
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(5)	2,120	2,337,300
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(5)	3,125	3,562,500

		$24,860,900

Building Materials — 1.5%

Goodman Global Group, Inc., 0.00%, 12/15/14(5)	$4,000	$2,460,000
Goodman Global, Inc., 13.50%, 2/15/16	1,940	2,184,925
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	640	736,000
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	607	629,762
Masco Corp., Sr. Notes, 7.125%, 3/15/20	800	822,106

See notes to financial statements

16

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Building Materials (continued)

Norcraft Cos. LP/Norcraft Finance Corp., 10.50%, 12/15/15(5)	$640	$683,200
Ply Gem Industries, Inc., 13.125%, 7/15/14(5)	3,830	4,002,350
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,065	1,138,219

		$12,656,562

Cable / Satellite TV — 1.1%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$1,350	$1,377,000
Cablevision Systems Corp., Sr. Notes, 8.00%, 4/15/20	675	690,187
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(5)	680	695,300
Charter Communications, Inc., 8.00%, 4/30/12(5)	740	788,100
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(5)	2,340	2,655,900
Kabel Deutschland GmbH, 10.625%, 7/1/14	465	487,088
Virgin Media Finance PLC, 9.50%, 8/15/16	2,005	2,210,512

		$8,904,087

Capital Goods — 2.2%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,587,600
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(5)	2,890	2,904,450
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,399,625
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	1,720	1,788,800
Greenbrier Cos., Inc., 8.375%, 5/15/15	145	138,475
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	455	480,025
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,040,638
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(5)	3,420	3,462,750
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,880,762

		$17,683,125

Chemicals — 3.3%

Ashland, Inc., 9.125%, 6/1/17(5)	$1,630	$1,862,275
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	2,863,300
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,152,200
CII Carbon, LLC, 11.125%, 11/15/15(5)	1,665	1,710,788
Dow Chemical Co. (The), 8.55%, 5/15/19	555	679,278
Georgia Gulf Corp., 9.00%, 1/15/17(5)	355	376,300
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	4,115	3,682,925
Koppers, Inc., 7.875%, 12/1/19(5)	315	326,025
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(5)	4,075	4,232,906
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(5)	1,610	1,678,425
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	4,255	4,127,350
Solutia, Inc., 8.75%, 11/1/17	1,420	1,522,950
Terra Capital, Inc., 7.75%, 11/1/19	1,555	1,914,594

		$27,129,316

Consumer Products — 2.1%

ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,139,425
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(5)	1,920	2,136,000
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	6,064,300
Libbey Glass, Inc., Sr. Notes, 10.00%, 2/15/15(5)	2,600	2,759,250
Revlon Consumer Products Corp., 9.75%, 11/15/15(5)	3,560	3,675,700
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	563,750
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(5)	1,125	1,288,125

		$17,626,550

Containers — 0.6%

Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,315,300
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13	1,295	1,385,650

		$4,700,950

Diversified Media — 4.3%

Catalina Marketing Corp., 11.625%, 10/1/17(5)	$2,965	$3,187,375
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(5)	14,135	15,089,112
Interpublic Group Cos., Inc., 10.00%, 7/15/17	2,000	2,297,500
Lamar Media Corp., Sr. Sub. Notes, 7.875%, 4/15/18(5)	410	421,275
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	2,277,000
MDC Partners, Inc., 11.00%, 11/1/16(5)	2,200	2,420,000
Nielsen Finance, LLC, 10.00%, 8/1/14	2,780	2,932,900
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,131,800
Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	1,520	1,482,000

See notes to financial statements

17

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Media (continued)

Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	$220	$250,800
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(5)	2,335	2,533,475

		$35,023,237

Energy — 7.4%

ATP Oil & Gas Corp, Sr. Notes, 11.875%, 5/1/15(5)	$2,045	$2,050,112
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,119,312
Bill Barrett Corp., 9.875%, 7/15/16	385	415,800
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(5)	2,540	2,603,500
Compton Petroleum Finance Corp., 7.625%, 12/1/13	2,545	2,175,975
Continental Resources, Inc., 7.375%, 10/1/20(5)	280	291,200
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,766,023
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,385,500
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,124,103
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,266,254
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(5)	2,905	2,992,150
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	3,787,500
Holly Corp., 9.875%, 6/15/17(5)	1,710	1,786,950
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(5)	2,080	2,176,200
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,833,613
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,987,900
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,695,600
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	200	191,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	1,480	1,354,200
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(5)	3,235	3,105,600
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,168,800
Rosetta Resources, Inc., 9.50%, 4/15/18(5)	1,015	1,045,450
SandRidge Energy, Inc., 8.75%, 1/15/20(5)	1,190	1,201,900
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,293,000
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	700,000
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,420	8,209,500

		$60,727,142

Entertainment / Film — 1.3%

AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$11,024,125

		$11,024,125

Environmental — 0.7%

Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(5)	$650	$708,500
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	5,074,737

		$5,783,237

Food / Beverage / Tobacco — 2.9%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,840,169
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(5)	1,610	1,623,411
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(5)	2,480	2,498,600
C&S Group Enterprises, LLC, 8.375%, 5/1/17(5)	1,705	1,726,313
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,041,200
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(5)	1,635	1,708,575
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	175	189,000
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	115	117,300
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(5)	2,140	2,412,850
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(5)	4,780	4,971,200

		$24,128,618

Gaming — 6.8%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(5)	$5,755	$992,738
CCM Merger, Inc., 8.00%, 8/1/13(5)	2,435	2,255,419
Chukchansi EDA, Sr. Notes, Variable Rate, 4.024%, 11/15/12(5)	595	470,050
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(5)	9,480	177,750
Galaxy Entertainment Finance, 9.875%, 12/15/12(5)	1,160	1,217,281
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(5)	1,180	84,075
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,100	5,094,250
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,117,200

See notes to financial statements

18

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Gaming (continued)

Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(5)	$2,760	$2,742,750
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	3,615	1,793,944
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(5)	1,620	8,586
MGM Mirage, Inc., 8.375%, 2/1/11	4,760	4,843,300
MGM Mirage, Inc., Sr. Notes, 9.00%, 3/15/20(5)	680	717,400
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(5)	1,305	1,435,500
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(5)	1,350	1,540,687
Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes, 11.625%, 4/15/16(5)	870	898,275
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.125%, 2/15/13	405	366,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,329,350
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,256,300
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	3,103,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	980,745
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(5)	1,620	1,733,400
MTR Gaming Group, Inc., Sr. Notes, 12.625%, 7/15/14	2,055	2,168,025
Peninsula Gaming, LLC, 8.375%, 8/15/15(5)	390	400,725
Peninsula Gaming, LLC, 10.75%, 8/15/17(5)	1,935	1,988,212
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,194,862
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(5)	1,184	1,249,120
San Pasqual Casino, 8.00%, 9/15/13(5)	1,335	1,303,294
Seminole Hard Rock Entertainment, Variable Rate, 2.757%, 3/15/14(5)	990	889,763
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	3,605	3,447,281
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)(5)	4,654	3,714,823

		$56,136,758

Health Care — 7.5%

Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,495,812
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(5)	2,840	2,886,150
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(5)	550	556,875
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	3,575	3,776,094
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(5)	320	355,200
Biomet, Inc., 11.625%, 10/15/17	6,975	7,846,875
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	707,200
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,811,500
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 10.875%, 11/15/14(5)	320	352,000
HCA, Inc., 9.875%, 2/15/17(5)	2,195	2,436,450
HCA, Inc., Sr. Notes, 7.25%, 9/15/20(5)	2,680	2,810,650
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,302,675
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(5)	5,835	6,068,400
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,688,350
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(5)	1,080	1,096,200
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(5)	6,210	6,303,150
Radiation Therapy Services, Inc., Sr. Sub. Notes, 9.875%, 4/15/17(5)	1,235	1,265,875
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,381,850
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	2,470	2,630,550
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,733,612
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	2,040	2,142,000
Valeant Pharmaceuticals International, 8.375%, 6/15/16	1,375	1,450,625
Valeant Pharmaceuticals International, Sr. Notes, 7.625%, 3/15/20(5)	935	956,038
Viant Holdings, Inc., 10.125%, 7/15/17(5)	440	444,400

		$61,498,531

Homebuilders / Real Estate — 0.3%

CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$1,990	$2,268,600

		$2,268,600

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$1,795	$1,862,313
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(5)	670	656,600
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.125%, , 11/15/14(5)	1,200	1,029,000

		$3,547,913

See notes to financial statements

19

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Leisure — 1.2%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(5)	590	609,175
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(5)	2,130	2,098,050
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	891,800
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,824,375
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	544,363
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,365,163
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(5)	1,215	1,251,450
Universal City Development Partners, Ltd., Sr. Sub. Notes, 10.875%, 11/15/16(5)	1,485	1,585,237

		$10,169,613

Metals / Mining — 3.3%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(5)	$765	$818,550
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(5)	1,555	1,609,425
Consol Energy, Inc., 8.00%, 4/1/17(5)	1,630	1,729,837
Consol Energy, Inc., 8.25%, 4/1/20(5)	1,365	1,460,550
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	5,820	6,867,600
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(5)	3,865	4,038,925
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	867,425
Patriot Coal Corp., 8.25%, 4/30/18	720	725,400
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,555	1,881,550
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	5,805	7,256,250

		$27,255,512

Paper — 2.7%

Boise Paper Holdings, LLC, 8.00%, 4/1/20(5)	$545	$564,075
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(5)	1,825	1,966,438
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,680	3,296,400
International Paper Co., 7.95%, 6/15/18	2,320	2,757,104
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	8,085	8,347,762
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,420,688
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	2,225	2,280,625
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 3.999%, 8/1/14	245	224,175

		$21,857,267

Publishing / Printing — 0.0%

Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	$415	$300,875
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)(4)	5,520	552

		$301,427

Railroad — 0.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,178,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	671,125

		$1,849,875

Restaurants — 0.6%

El Pollo Loco, Inc., 11.75%, 11/15/13	$1,145	$1,024,775
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	3,380	3,439,150

		$4,463,925

Services — 5.4%

Avis Budget Group, Inc., 9.625%, 3/15/18(5)	$815	$884,275
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,082,830
Hertz Corp., 8.875%, 1/1/14	255	264,563
Hertz Corp., 10.50%, 1/1/16	625	673,438
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(5)	1,265	1,413,637
Laureate Education, Inc., 10.00%, 8/15/15(5)	7,020	7,283,250
Laureate Education, Inc., 11.75%, 8/15/17(5)	3,930	4,146,150
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(5)	10,307	10,583,258
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	2,575	2,439,812
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,620	1,389,150

See notes to financial statements

20

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Services (continued)

RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(5)	$3,290	$3,610,775
RSC Equipment Rental, Inc., Sr. Notes, 10.25%, 11/15/19(5)	535	560,413
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(5)	1,490	1,596,162
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(5)	830	846,600
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	2,340	2,644,200
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,649,850
West Corp., 9.50%, 10/15/14	2,480	2,579,200

		$44,647,563

Steel — 0.6%

AK Steel Corp., 7.625%, 5/15/20	$1,140	$1,179,900
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,225	1,312,781
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,700	2,787,750

		$5,280,431

Super Retail — 6.1%

Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18(5)	$3,250	$3,363,750
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	4,445	4,256,088
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,050	7,217,437
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,495,525
Michaels Stores, Inc., 13.00%, (0.00% until 11/1/11), 11/1/16	2,700	2,430,000
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	3,209	3,305,144
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,645	6,223,613
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,455,750
Sonic Automotive, Inc., Sr. Sub. Notes, 9.00%, 3/15/18(5)	410	428,450
Toys “R” Us, 7.625%, 8/1/11	6,135	6,395,737
Toys “R” Us, 10.75%, 7/15/17(5)	3,945	4,497,300
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(5)	875	929,688
Yankee Acquisition Corp., 9.75%, 2/15/17	4,950	5,197,500

		$50,195,982

Technology — 2.9%

Advanced Micro Devices, Inc., 8.125%, 12/15/17(5)	$1,005	$1,040,175
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,635	2,819,450
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	2,966,625
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	4,792	4,657,249
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(5)	680	703,800
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(5)	855	887,063
Sorenson Communications, Inc., Sr. Notes, 10.50%, 2/1/15(5)	4,075	3,993,500
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,060,312

		$24,128,174

Telecommunications — 6.1%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(5)	$3,770	$3,949,075
Digicel Group, Ltd., Sr. Notes, (PIK), 9.125%, 1/15/15(5)	8,397	8,522,955
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(5)	1,175	1,260,187
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(5)	1,195	1,374,250
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,316,875
Intelsat Corp., 9.25%, 8/15/14	1,385	1,440,400
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,575,877
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	865	899,600
NII Capital Corp., 8.875%, 12/15/19(5)	3,235	3,445,275
NII Capital Corp., 10.00%, 8/15/16(5)	2,740	3,055,100
SBA Telecommunications, Inc., 8.00%, 8/15/16(5)	1,145	1,213,700
SBA Telecommunications, Inc., 8.25%, 8/15/19(5)	765	824,288
Sprint Capital Corp., 6.875%, 11/15/28	1,115	975,625
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,741,250
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,755,275
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(5)	3,060	3,419,550

		$49,769,282

Textiles / Apparel — 1.5%

Levi Strauss & Co., Sr. Notes, 7.625%, 5/15/20(5)	$1,025	$1,040,375
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	10	10,650
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	810	855,562

See notes to financial statements

21

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Textiles / Apparel (continued)

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$1,945	$2,188,125
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,710	3,802,750
Phillips-Van Heusen Corp., Sr. Notes, 7.375%, 5/15/20	1,370	1,411,100
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	2,976,702

		$12,285,264

Transportation Ex Air / Rail — 1.2%

CEVA Group, PLC, Sr. Notes, 11.50%, 4/1/18(5)	$2,815	$3,043,719
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(5)	880	960,300
Overseas Shipholding Group, Inc., Sr. Notes, 8.125%, 3/30/18	1,360	1,394,000
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(5)	1,490	1,506,762
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,080	1,144,800
Western Express, Inc., 12.50%, 4/15/15(5)	2,000	1,965,000

		$10,014,581

Utilities — 1.8%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,052	$2,108,275
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(5)	3,315	3,447,600
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	504,450
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	568,800
Energy Future Holdings Corp., (PIK), 11.25%, 11/1/17	4,185	2,819,644
NGC Corp., 7.625%, 10/15/26	3,205	2,227,475
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,649,975
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	369,538

		$14,695,757

Total Corporate Bonds & Notes
(identified cost $691,719,533)		$699,554,420

Convertible Bonds — 2.4%

Automotive & Auto Parts — 0.3%

Ford Motor Co., 4.25%, 11/15/16	$1,650	$2,576,063

		$2,576,063

Building Materials — 0.3%

Cemex SAB de CV, 4.875%, 3/15/15(5)	$2,245	$2,587,362

		$2,587,362

Cable / Satellite TV — 1.1%

Virgin Media, Inc., 6.50%, 11/15/16	$7,310	$9,146,637

		$9,146,637

Health Care — 0.2%

Kendle International, Inc., 3.375%, 7/15/12	$680	$646,850
LifePoint Hospitals, Inc., 3.25%, 8/15/25	525	521,719

		$1,168,569

Hotels — 0.2%

Gaylord Entertainment Co., 3.75%, 10/1/14(5)	$1,355	$1,891,919

		$1,891,919

Technology — 0.3%

Advanced Micro Devices, Inc., 6.00%, 5/1/15	$2,725	$2,639,844

		$2,639,844

Total Convertible Bonds
(identified cost $13,515,662)		$20,010,394

Common Stocks — 3.6%

Security	Shares	Value

Automotive & Auto Parts — 0.7%

Lear Corp.(6)	75,000	$6,088,500

		$6,088,500

Building Materials — 0.2%

Panolam Holdings Co.(4)(7)	3,117	$1,712,791

		$1,712,791

Consumer Products — 0.0%

HF Holdings, Inc.(4)(6)	13,600	$0

		$0

See notes to financial statements

22

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares		Value

Energy — 0.1%

SemGroup Corp.(6)	16,378		$475,781

			$475,781

Gaming — 0.0%

Fontainebleau Equity Holdings, Class A(4)(6)(7)	148,726		$1,487
Shreveport Gaming Holdings, Inc.(4)	4,858		87,444

			$88,931

Publishing / Printing — 0.0%

Dex One Corp.(6)	10,138		$307,283

			$307,283

Services — 0.8%

Geo Group, Inc. (The)(6)	300,000		$6,354,000

			$6,354,000

Super Retail — 1.1%

GameStop Corp., Class A(6)	300,000		$7,293,000
GNC Acquisition Holdings, Class A(4)(6)(7)	108,818		1,280,788

			$8,573,788

Technology — 0.7%

Amkor Technology, Inc.(6)	800,000		$6,032,000

			$6,032,000

Total Common Stocks
(identified cost $30,444,993)			$29,633,074

Convertible Preferred Stocks — 0.3%

Security	Shares		Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	22,471		$1,878,351
Chesapeake Energy Corp., 5.00%(5)	6,292		539,539

			$2,417,890

Total Convertible Preferred Stocks
(identified cost $2,908,400)			$2,417,890

Preferred Stocks — 0.3%

Security	Shares/Units		Value

Gaming — 0.0%

Fontainebleau Resorts LLC, (PIK)(4)(6)(7)	4,544		$45

			$45

Homebuilders / Real Estate — 0.3%

GGP Capital Trust I(5)(6)	3,000,000	(8)	$1,950,000

			$1,950,000

Super Retail — 0.0%

GNC Acquisition Holdings(4)(6)(7)	37,182		$224,951

			$224,951

Total Preferred Stocks
(identified cost $7,130,370)			$2,174,996

Miscellaneous — 0.1%

Security	Shares		Value

Cable / Satellite TV — 0.1%

Adelphia, Inc., Escrow Certificate(6)	7,585,000		$133,496
Adelphia, Inc., Escrow Certificate(6)	3,555,000		62,568
Adelphia Recovery Trust(6)	10,758,837		390,008

			$586,072

Energy — 0.0%

SemGroup Corp., Escrow Certificate(4)(6)	6,330,000		$0
VeraSun Energy Corp., Escrow Certificate(4)(6)	1,240,000		0

			$0

Services — 0.0%

NCS Acquisition Corp., Escrow Certificate(6)	2,640,000		$433,488

			$433,488

See notes to financial statements

23

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Utilities — 0.0%

Mirant Corp., Escrow Certificate(4)(6)(7)	3,200,000	$320
Mirant Corp., Escrow Certificate(4)(6)(7)	1,440,000	144

		$464

Total Miscellaneous
(identified cost $10,919,998)		$1,020,024

Warrants — 0.3%

Security	Shares	Value

Energy — 0.0%

SemGroup Corp., Expires 11/30/14(4)(6)	17,240	$142,230

		$142,230

Food / Beverage / Tobacco — 0.0%

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	1,610	$0

		$0

Gaming — 0.3%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(6)(7)	25,351	$2,466,672

		$2,466,672

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/15/17(4)(6)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$2,608,902

Short-Term Investments — 2.7%

	Interest
Security	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(8)	$22,023	$22,022,815

Total Short-Term Investments
(identified cost $22,022,815)		$22,022,815

Total Investments — 99.9%
(identified cost $830,344,843)		$822,437,798

Other Assets — 0.1%		$528,237

Net Assets — 100.0%		$822,966,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

PIK - Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(3)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $313,217,394 or 38.1% of the Portfolio’s net assets.

(6)	Non-income producing security.

(7)	Restricted security (see Note 5).

(8)	Reflects stated liquidation amount.

See notes to financial statements

24

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $7,471 and $0, respectively.

See notes to financial statements

25

High Income Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $808,322,028)	$800,414,983
Affiliated investment, at value (identified cost, $22,022,815)	22,022,815
Cash	953,655
Restricted cash*	29,000
Interest and dividends receivable	18,225,374
Interest receivable from affiliated investment	1,797
Receivable for investments sold	7,043,743
Receivable for open swap contracts	386,964
Other assets	198,050

Total assets	$849,276,381

Liabilities

Payable for investments purchased	$25,156,920
Premium received on open swap contracts	266,786
Payable for closed swap contracts	376,881
Payable to affiliates:
Investment adviser fee	385,954
Trustees’ fees	2,185
Accrued expenses	121,620

Total liabilities	$26,310,346

Net Assets applicable to investors’ interest in Portfolio	$822,966,035

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$830,486,116
Net unrealized depreciation	(7,520,081)

Total	$822,966,035

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest and other income	$37,156,113
Dividends	105,327
Interest allocated from affiliated investments	10,617
Expenses allocated from affiliated investments	(3,146)

Total investment income	$37,268,911

Expenses

Investment adviser fee	$2,264,060
Trustees’ fees and expenses	13,211
Custodian fee	130,050
Legal and accounting services	56,908
Miscellaneous	38,488

Total expenses	$2,502,717

Deduct —
Reduction of custodian fee	$100

Total expense reductions	$100

Net expenses	$2,502,617

Net investment income	$34,766,294

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,679,126
Investment transactions allocated from affiliated investments	1,153
Swap contracts	233,135

Net realized gain	$6,913,414

Change in unrealized appreciation (depreciation) —
Investments	$44,944,026
Swap contracts	(348,325)

Net change in unrealized appreciation (depreciation)	$44,595,701

Net realized and unrealized gain	$51,509,115

Net increase in net assets from operations	$86,275,409

See notes to financial statements

26

High Income Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$34,766,294	$61,608,446
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	6,913,414	(52,689,551)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	44,595,701	190,325,398

Net increase in net assets from operations	$86,275,409	$199,244,293

Capital transactions —
Contributions	$73,334,954	$138,360,690
Withdrawals	(47,500,418)	(106,809,974)

Net increase from capital transactions	$25,834,536	$31,550,716

Net increase in net assets	$112,109,945	$230,795,009

Net Assets

At beginning of period	$710,856,090	$480,061,081

At end of period	$822,966,035	$710,856,090

See notes to financial statements

27

High Income Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65	%(2)	0.79%	0.70%	0.63%	0.59%	0.58%
Net investment income	9.04	%(2)	11.34%	9.38%	8.33%	8.13%	8.06%
Portfolio Turnover	38	%(3)	72%	48%	81%	62%	62%

Total Return	11.75	%(3)	38.97%	(29.08)%	6.54%	11.66%	6.54%

Net assets, end of period (000’s omitted)	$822,966		$710,856	$480,061	$872,268	$1,087,324	$1,110,139

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

28

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance Medallion Strategic Income Fund) held an interest of 55.9%, 15.4%, 17.6% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades

29

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have

30

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation.

Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $2,265,451 of which $1,391 was allocated from Cash Management Portfolio and $2,264,060 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to

31

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $317,884,170 and $288,083,680, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$835,809,947

Gross unrealized appreciation	$60,822,710
Gross unrealized depreciation	(74,194,859)

Net unrealized depreciation	$(13,372,149)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous, and Warrants

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Panolam Holding Co., Common	12/30/09	3,117	1,712,791		1,712,791
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$8,771,963		$5,687,198

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
			Amount**	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Appreciation

Citigroup, Inc.	First Data Corp.	Caa1/B-	$4,560	5.00%(1)	12/20/10	$386,964

$386,964

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $4,560,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a

32

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

liability position. At April 30, 2010, the Portfolio held no derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $386,964, representing the fair value of such derivatives in an asset position. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$386,964	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Credit default swap contracts	$233,135	$(348,325)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was $9,024,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Concentration of Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

33

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$41,382,975	$1,612,308	$42,995,283
Corporate Bonds & Notes	—	695,217,667	4,336,753	699,554,420
Convertible Bonds	—	20,010,394	—	20,010,394
Common Stocks	26,550,564	—	3,082,510	29,633,074
Convertible Preferred Stocks	1,878,351	539,539	—	2,417,890
Preferred Stocks	—	1,950,000	224,996	2,174,996
Miscellaneous	—	1,019,560	464	1,020,024
Warrants	—	—	2,608,902	2,608,902
Short-Term Investments	—	22,022,815	—	22,022,815

Total Investments	$28,428,915	$782,142,950	$11,865,933	$822,437,798

Credit Default Swaps	$—	$386,964	$—	$386,964

Total	$28,428,915	$782,529,914	$11,865,933	$822,824,762

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-	Corporate	Investments in	Investments in
	Rate	Bonds &	Common	Preferred	Investments in	Investments in
	Interests	Notes	Stocks	Stocks	Warrants	Miscellaneous	Total

Balance as of October 31, 2009	$—	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	—	9,623	—	—	—	—	9,623
Change in net unrealized appreciation (depreciation)*	—	(27,803)	—	—	142,058	—	114,255
Net purchases (sales)	—	(280,623)	1,712,791	—	172	—	1,432,340
Accrued discount (premium)	—	243	—	—	—	—	243
Net transfers to (from) Level 3	1,612,308	4,013,935	—	—	—	—	5,626,243

Balance as of April 30, 2010	$1,612,308	$4,336,753	$3,082,510	$224,996	$2,608,902	$464	$11,865,933

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$—	$(82,490)	$—	$—	$142,058	$—	$59,568

*	Amount is included in the related amount on investments in the Statement of Operations.

34

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

35

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

36

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 and December 31, 2009 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

37

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES

Eaton Vance High Income Opportunities Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

38

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES CONT’D

High Income Opportunities Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

39

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Opportunities Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

446-6/10	HISRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance International Equity Fund as of April 30, 2010
I N V E S T M E N T    U P D A T E
Economic and Market Conditions

•	Foreign equities had mixed results during the six months ending April 30, 2010, with some international equity
Edward R. Allen, III, CFA Eagle Global Advisors Co-Portfolio Manager Thomas N. Hunt, III, CFA Eagle Global Advisors Co-Portfolio Manager	markets demonstrating fairly robust results, while others — most notably in the Euro zone — turned in much weaker showings.

• Stocks in the developed markets of the Pacific Rim region had solid gains, as illustrated by the MSCI Pacific Index’s 7.73% gain, which was propelled in part by the upturn in the U.S. and emerging markets economies. For the developed world overall, however, equity performance was fairly anemic. The MSCI Europe, Australasia, Far East (EAFE) Index, a proxy for stock performance in the major economies of the world outside the U.S. and Canada, registered only a modest 2.48% return for the period, in large measure due to the weak performance of many European stocks. For example, the FTSE Eurotop 100 Index, which tracks the performance of the most actively traded and highly capitalized stocks in the pan-European region, had a negative return for the period, falling nearly 1.5%. Much of the disappointing performance in Europe was a result of investor worries about the possibility of sovereign debt defaults in Greece and such other southern European countries as Italy, Portugal and Spain.[1]
•	Emerging markets equities outperformed their counterparts in the developed world during the six months ending April 30, 2010, largely due to the growing concerns about the fiscal stability of several nations on the fringes of the European Monetary Union. For the six-month period, the MSCI Emerging Markets Index rose 12.37%.

•	Regionally, emerging markets in Asia generally performed well, although concerns about credit tightening in China held back economic activity in that area during the latter part of the period. Commodity-oriented emerging markets such as Brazil, Russia and South Africa benefited from higher prices for oil, iron ore, copper and other basic materials. India, Mexico and Turkey, among other emerging markets, also showed signs of economic growth.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

•	Against this backdrop, the Fund[2] modestly underperformed its benchmark, the MSCI EAFE Index, for the six months ending April 30, 2010. Sector allocation in the Fund was beneficial to performance, while overall stock selection detracted.
•	The Fund’s stock selections in the industrials and materials sectors were positive contributors. Commodity-related companies in both sectors performed well, as rising global-growth expectations led to higher commodity prices. In addition, strong industrial production numbers increased prospects for some of the Fund’s more cyclical industrials and materials holdings. An allocation to emerging markets proved positive, but stock selection there muted the effect. In addition, country allocations to the United Kingdom, Canada and Singapore proved beneficial.

Total Return Performance
10/31/09 – 4/30/10

Class A3	1.99%
Class C3	1.54
Class I3	2.18
MSCI EAFE Index[1]	2.48
Lipper International Large-Cap Core Funds Average[1]	4.00
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, International Equity Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Class A and Class I shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Absent an allocation of certain expenses to the investment adviser and sub-adviser of the Portfolio and the administrator of the Fund, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance International Equity Fund as of April 30, 2010
I N V E S T M E N T    U P D A T E
•	The consumer staples sector also boosted relative performance. In particular, stock selection in food products and beverages outpaced their counterparts in the MSCI EAFE Index. An underweighting in utilities further helped returns, as did stock selection in the information technology sector.

•	Conversely, stock selection in the financials and telecommunications services sectors, as well as in emerging markets, detracted from performance. Exposure to Spanish and Greek companies in financials and telecommunication services proved detrimental because they significantly underperformed the broader market. Underweighting Japan also detracted, although this was offset by gains from individual stock selection.

•	Our investment philosophy and process remain consistent: investing in a diversified portfolio of foreign equity securities with favorable growth prospects, competitive positions and strong balance sheets. As we have experienced in prior recoveries, we believe market leadership will continue to rotate from high-risk, low-quality companies to high-quality companies that can deliver revenue growth as the economic recovery matures.
Sector Weightings1

By net assets
Portfolio Composition

Global Allocation1

By net assets

Top 10 Holdings2

By net assets

Novartis AG ADR	3.7%
Mitsui & Co., Ltd.	3.2
Banco Santander Central Hispano SA ADR	3.1
Nestle SA ADR	3.1
FUJIFILM Holdings Corp.	3.0
British American Tobacco PLC ADR	3.0
DBS Group Holdings, Ltd. ADR	2.9
Keppel, Ltd. ADR	2.3
Unilever PLC	2.2
Petroleo Brasileiro SA ADR	2.2

[1]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

[2]	Top 10 Holdings represented 28.7% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
2

Eaton Vance International Equity Fund as of April 30, 2010
F U N D    P E R F O R M A N C E

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EAIEX	ECIEX	EIIEX

Average Annual Total Returns (at net asset value)

Six Months	1.99%	1.54%	2.18%
One Year	34.09	33.00	34.28
Life of Fund†	-2.74	-3.49	-2.55
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.82%	0.54%	2.18%
One Year	26.41	32.00	34.28
Life of Fund†	-4.20	-3.49	-2.55

†	Inception Dates – Class A, Class C and Class I: 5/31/06

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Class A and Class I shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser and sub-adviser of the Portfolio and the administrator of the Fund, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	2.35%	3.10%	2.10%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 3/1/10. The net expense ratio reflects a contractual expense limitation that continues through February 28, 2011. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance International Equity Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance International Equity Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,019.90	$7.51	**
Class C	$1,000.00	$1,015.40	$11.24	**
Class I	$1,000.00	$1,021.80	$6.27	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	**
Class C	$1,000.00	$1,013.60	$11.23	**
Class I	$1,000.00	$1,018.60	$6.26	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to affiliates, expenses would be higher.

4

Eaton Vance International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in International Equity Portfolio, at value (identified cost, $21,701,525)	$23,391,036
Receivable for Fund shares sold	176,888
Receivable from affiliates	10,077

Total assets	$23,578,001

Liabilities

Payable for Fund shares redeemed	$16,148
Payable to affiliates:
Distribution and service fees	3,411
Trustees’ fees	42
Accrued expenses	12,154

Total liabilities	$31,755

Net Assets	$23,546,246

Sources of Net Assets

Paid-in capital	$31,314,915
Accumulated net realized loss from Portfolio	(9,583,235)
Accumulated undistributed net investment income	125,055
Net unrealized appreciation from Portfolio	1,689,511

Total	$23,546,246

Class A Shares

Net Assets	$6,808,785
Shares Outstanding	802,622
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.48
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.00

Class C Shares

Net Assets	$2,426,463
Shares Outstanding	289,295
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.39

Class I Shares

Net Assets	$14,310,998
Shares Outstanding	1,684,768
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $34,066)	$293,728
Interest allocated from Portfolio	886
Expenses allocated from Portfolio	(141,943)

Total investment income from Portfolio	$152,671

Expenses

Distribution and service fees
Class A	$8,910
Class C	11,474
Trustees’ fees and expenses	250
Custodian fee	4,230
Transfer and dividend disbursing agent fees	12,161
Legal and accounting services	13,134
Printing and postage	7,843
Registration fees	19,558
Miscellaneous	4,410

Total expenses	$81,970

Deduct —
Allocation of expenses to affiliates	$60,079

Total expense reductions	$60,079

Net expenses	$21,891

Net investment income	$130,780

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(437,309)
Foreign currency transactions	(4,709)

Net realized loss	$(442,018)

Change in unrealized appreciation (depreciation) —
Investments	$710,144
Foreign currency	(803)

Net change in unrealized appreciation (depreciation)	$709,341

Net realized and unrealized gain	$267,323

Net increase in net assets from operations	$398,103

See notes to financial statements

5

Eaton Vance International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$130,780	$382,852
Net realized loss from investment and foreign currency transactions	(442,018)	(6,034,633)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	709,341	9,216,077

Net increase in net assets from operations	$398,103	$3,564,296

Distributions to shareholders —
From net investment income
Class A	$(110,879)	$(102,504)
Class C	(22,008)	(16,956)
Class I	(223,702)	(215,009)

Total distributions to shareholders	$(356,589)	$(334,469)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,534,833	$4,351,169
Class C	520,546	1,473,441
Class I	3,938,186	3,743,567
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	102,611	89,161
Class C	17,845	13,088
Class I	168,860	121,258
Cost of shares redeemed
Class A	(1,992,583)	(3,131,274)
Class C	(239,860)	(1,015,594)
Class I	(1,761,068)	(4,220,883)
Redemption fees	2,014	5,247

Net increase in net assets from Fund share transactions	$2,291,384	$1,429,180

Net increase in net assets	$2,332,898	$4,659,007

Net Assets

At beginning of period	$21,213,348	$16,554,341

At end of period	$23,546,246	$21,213,348

Accumulated undistributed net investment income included in net assets

At end of period	$125,055	$350,864

See notes to financial statements

6

Eaton Vance International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007		October 31, 2006(1)

Net asset value — Beginning of period	$8.440		$7.260	$14.200	$10.650		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.042		$0.136	$0.209	$0.468	(3)	$(0.003)
Net realized and unrealized gain (loss)	0.129		1.177	(6.901)	3.119		0.653

Total income (loss) from operations	$0.171		$1.313	$(6.692)	$3.587		$0.650

Less Distributions

From net investment income	$(0.132)		$(0.135)	$(0.249)	$(0.038)		$—

Total distributions	$(0.132)		$(0.135)	$(0.249)	$(0.038)		$—

Redemption fees(2)	$0.001		$0.002	$0.001	$0.001		$0.000	(4)

Net asset value — End of period	$8.480		$8.440	$7.260	$14.200		$10.650

Total Return(5)	1.99	%(6)	18.47%	(47.91)%	33.78%		6.50	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,809		$7,132	$5,084	$4,124		$430
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)(8)	1.50	%(9)	1.50%	1.50%	1.50%		1.51	%(9)
Expenses after custodian fee reduction(7)(8)	1.50	%(9)	1.50%	1.50%	1.50%		1.50	%(9)
Net investment income (loss)	0.99	%(9)	1.92%	1.80%	3.82	%(3)	(0.08	)%(9)
Portfolio Turnover of the Portfolio	17	%(6)	61%	35%	21%		1	%(6)

(1)	For the period from the start of business, May 31, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.342 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.02%.

(4)	Amount represents less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	The investment adviser of the Portfolio waived all or a portion of its investment adviser fee and the investment adviser and administrator subsidized certain operating expenses (equal to 0.52%, 0.85%, 0.56%, 1.17% and 19.97% of average daily net assets for the six months ended April 30, 2010, the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver and subsidy, total return would be lower.

(9)	Annualized.

See notes to financial statements

7

Eaton Vance International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007		October 31, 2006(1)

Net asset value — Beginning of period	$8.330		$7.160	$14.060	$10.620		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.014		$0.080	$0.130	$0.338	(3)	$(0.037)
Net realized and unrealized gain (loss)	0.126		1.162	(6.829)	3.127		0.657

Total income (loss) from operations	$0.140		$1.242	$(6.699)	$3.465		$0.620

Less Distributions

From net investment income	$(0.081)		$(0.074)	$(0.202)	$(0.026)		$—

Total distributions	$(0.081)		$(0.074)	$(0.202)	$(0.026)		$—

Redemption fees(2)	$0.001		$0.002	$0.001	$0.001		$0.000	(4)

Net asset value — End of period	$8.390		$8.330	$7.160	$14.060		$10.620

Total Return(5)	1.54	%(6)	17.57%	(48.33)%	32.79%		6.20	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,426		$2,122	$1,350	$1,200		$170
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)(8)	2.25	%(9)	2.25%	2.25%	2.25%		2.26	%(9)
Expenses after custodian fee reduction(7)(8)	2.25	%(9)	2.25%	2.25%	2.25%		2.25	%(9)
Net investment income (loss)	0.33	%(9)	1.13%	1.12%	2.78	%(3)	(0.87	)%(9)
Portfolio Turnover of the Portfolio	17	%(6)	61%	35%	21%		1	%(6)

(1)	For the period from the start of business, May 31, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.290 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.39%.

(4)	Amount represents less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	The investment adviser of the Portfolio waived all or a portion of its investment adviser fee and the investment adviser and administrator subsidized certain operating expenses (equal to 0.52%, 0.85%, 0.56%, 1.17% and 19.97% of average daily net assets for the six months ended April 30, 2010, the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver and subsidy, total return would be lower.

(9)	Annualized.

See notes to financial statements

8

Eaton Vance International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007		October 31, 2006(1)

Net asset value — Beginning of period	$8.460		$7.290	$14.240	$10.660		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.058		$0.175	$0.246	$0.416	(3)	$0.037
Net realized and unrealized gain (loss)	0.119		1.150	(6.934)	3.206		0.623

Total income (loss) from operations	$0.177		$1.325	$(6.688)	$3.622		$0.660

Less Distributions

From net investment income	$(0.148)		$(0.157)	$(0.263)	$(0.043)		$—

Total distributions	$(0.148)		$(0.157)	$(0.263)	$(0.043)		$—

Redemption fees(2)	$0.001		$0.002	$0.001	$0.001		$0.000	(4)

Net asset value — End of period	$8.490		$8.460	$7.290	$14.240		$10.660

Total Return(5)	2.18	%(6)	18.48%	(47.79)%	34.09%		6.60	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,311		$11,960	$10,120	$9,787		$2,726
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)(8)	1.25	%(9)	1.25%	1.25%	1.25%		1.26	%(9)
Expenses after custodian fee reduction(7)(8)	1.25	%(9)	1.25%	1.25%	1.25%		1.25	%(9)
Net investment income	1.36	%(9)	2.44%	2.12%	3.43	%(3)	0.87	%(9)
Portfolio Turnover of the Portfolio	17	%(6)	61%	35%	21%		1	%(6)

(1)	For the period from the start of business, May 31, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.241 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.44%.

(4)	Amount represents less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	The investment adviser of the Portfolio waived all or a portion of its investment adviser fee and the investment adviser and administrator subsidized certain operating expenses (equal to 0.52%, 0.85%, 0.56%, 1.17% and 19.97% of average daily net assets for the six months ended April 30, 2010, the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver and subsidy, total return would be lower.

(9)	Annualized.

See notes to financial statements

9

Eaton Vance International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (67.3% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $8,943,686 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($7,211), October 31, 2015 ($65,592), October 31, 2016 ($2,978,887) and October 31, 2017 ($5,891,996).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for

10

Eaton Vance International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM and the sub-adviser of the Portfolio, Eagle Global Advisors, L.L.C. (Eagle), have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2011. Pursuant to this agreement, EVM and Eagle were allocated $30,040 and $30,039, respectively, of the Fund’s operating expenses for the six months ended April 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $567 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,933 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $8,910 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of

11

Eaton Vance International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $8,606 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $121,000. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended April 30, 2010 amounted to $2,868 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $14,787,043 and $11,761,217, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	176,829	591,541
Issued to shareholders electing to receive payments of distributions in Fund shares	11,781	12,576
Redemptions	(231,106)	(459,187)

Net increase (decrease)	(42,496)	144,930

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	60,037	212,921
Issued to shareholders electing to receive payments of distributions in Fund shares	2,065	1,859
Redemptions	(27,579)	(148,630)

Net increase	34,523	66,150

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	453,996	548,241
Issued to shareholders electing to receive payments of distributions in Fund shares	19,365	17,103
Redemptions	(203,000)	(540,126)

Net increase	270,361	25,218

For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund received $2,014, and $5,247, respectively, in redemption fees.

12

International Equity Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Automobiles — 3.7%

Fiat SpA	12,800	$168,005
Honda Motor Co., Ltd. ADR	14,600	493,334
Nissan Motor Co., Ltd.(1)	41,000	356,747
Toyota Motor Corp.	6,800	262,738

		$1,280,824

Beverages — 3.0%

Central European Distribution Corp.(1)	15,300	$530,145
Fomento Economico Mexicano SA de CV ADR	10,600	501,698

		$1,031,843

Building Products — 1.2%

Wienerberger AG(1)	22,120	$411,211

		$411,211

Capital Markets — 0.4%

3i Group PLC	32,000	$132,007

		$132,007

Chemicals — 2.2%

Agrium, Inc.	6,900	$430,629
BASF AG	5,800	337,204

		$767,833

Commercial Banks — 12.9%

Banco Santander Central Hispano SA ADR	88,000	$1,085,920
Barclays PLC	138,000	708,880
BOC Hong Kong Holdings, Ltd.	303,000	726,698
DBS Group Holdings, Ltd. ADR	22,500	1,006,875
KBC Groep NV(1)	7,300	326,615
Mitsubishi UFJ Financial Group, Inc.	38,000	198,019
Societe Generale	4,600	245,636
Turkiye Is Bankasi	54,063	187,761

		$4,486,404

Computers & Peripherals — 0.6%

Toshiba Corp.(1)	39,000	$224,817

		$224,817

Construction & Engineering — 0.9%

Vinci SA	5,400	$300,916

		$300,916

Consumer Finance — 1.2%

ORIX Corp.	4,600	$420,440

		$420,440

Diversified Telecommunication Services — 2.8%

Koninklijke KPN NV	21,000	$315,062
Telefonica SA	29,000	656,421

		$971,483

Electric Utilities — 0.9%

E.ON AG ADR	8,600	$317,684

		$317,684

Electrical Equipment — 1.2%

ABB, Ltd. ADR(1)	22,000	$421,520

		$421,520

Electronic Equipment, Instruments & Components — 4.7%

FUJIFILM Holdings Corp.	30,800	$1,055,562
Hon Hai Precision Industry Co., Ltd.	80,500	377,909
Nidec Corp.	1,800	184,679

		$1,618,150

Energy Equipment & Services — 3.1%

Cie Generale de Geophysique-Veritas(1)	5,800	$174,616
OAO TMK GDR(1)	25,800	531,732
Tenaris SA ADR	9,500	385,795

		$1,092,143

Food Products — 5.4%

Nestle SA ADR	22,200	$1,085,580
Unilever PLC	26,000	781,304

		$1,866,884

Health Care Equipment & Supplies — 0.5%

Mindray Medical International, Ltd. ADR	5,000	$191,000

		$191,000

See notes to financial statements

13

International Equity Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.6%

Carnival PLC	5,100	$220,928

		$220,928

Household Durables — 2.3%

Desarrolladora Homex SA de CV ADR(1)	22,000	$636,900
LG Electronics, Inc.	1,600	174,460

		$811,360

Household Products — 0.5%

Henkel AG & Co. KGaA	3,800	$171,860

		$171,860

Industrial Conglomerates — 3.8%

Cookson Group PLC(1)	61,000	$522,772
Keppel, Ltd. ADR	56,000	795,760

		$1,318,532

Insurance — 2.6%

AXA SA ADR	14,300	$273,988
Swiss Reinsurance Co., Ltd.	7,200	312,253
Zurich Financial Services AG	1,500	332,542

		$918,783

Machinery — 1.0%

Volvo AB(1)	28,400	$352,343

		$352,343

Media — 1.8%

Central European Media Enterprises, Ltd., Class A(1)	18,000	$612,000

		$612,000

Metals & Mining — 9.1%

Anglo American PLC ADR(1)	24,663	$519,156
ArcelorMittal	18,500	718,355
Rio Tinto PLC ADR	8,400	427,224
Sterlite Industries India, Ltd. ADR	19,900	360,986
Thompson Creek Metals Co., Inc.(1)	42,200	541,004
Vale SA ADR	21,800	586,638

		$3,153,363

Multi-Utilities — 1.7%

RWE AG ADR	7,000	$574,000

		$574,000

Office Electronics — 1.2%

Canon, Inc.	9,000	$411,690

		$411,690

Oil, Gas & Consumable Fuels — 8.5%

KazMunaiGas Exploration Production GDR	8,000	$195,610
LUKOIL OAO ADR	9,000	514,800
Petroleo Brasileiro SA ADR	20,200	766,388
Soco International PLC(1)	14,400	358,182
Statoil ASA ADR	15,191	367,167
Total SA ADR	13,700	745,006

		$2,947,153

Pharmaceuticals — 7.1%

AstraZeneca PLC ADR	6,000	$265,380
GlaxoSmithKline PLC ADR	15,000	559,350
Novartis AG ADR	25,300	1,286,505
Sanofi-Aventis(1)	5,500	375,202

		$2,486,437

Real Estate Management & Development — 0.4%

Raven Russia, Ltd.	208,000	$146,991

		$146,991

Road & Rail — 0.7%

All America Latina Logistica SA (Units)(1)	25,000	$227,528

		$227,528

Semiconductors & Semiconductor Equipment — 0.5%

United Microelectronics Corp. ADR(1)	47,000	$166,380

		$166,380

Specialty Retail — 1.1%

Kingfisher PLC	103,000	$392,542

		$392,542

See notes to financial statements

14

International Equity Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Tobacco — 3.0%

British American Tobacco PLC ADR	16,600	$1,053,270

		$1,053,270

Trading Companies & Distributors — 3.8%

Mitsubishi Corp.	9,000	$213,191
Mitsui & Co., Ltd.	74,000	1,112,153

		$1,325,344

Wireless Telecommunication Services — 2.1%

Turkcell Iletisim Hizmetleri AS ADR	44,400	$717,948

		$717,948

Total Common Stocks
(identified cost $30,513,737)		$33,543,611

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	$1,058	$1,057,986

Total Short-Term Investments
(identified cost $1,057,986)		$1,057,986

Total Investments — 99.5%
(identified cost $31,571,723)		$34,601,597

Other Assets, Less Liabilities — 0.5%		$170,315

Net Assets — 100.0%		$34,771,912

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended April 30, 2010 was $523 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	16.9%	$5,940,995
Japan	14.2	4,933,370
Switzerland	9.8	3,438,400
France	6.1	2,115,364
Singapore	5.2	1,802,635
Spain	5.0	1,742,341
Brazil	4.6	1,580,554
Germany	4.1	1,400,748
Russia	3.4	1,193,523
Mexico	3.3	1,138,598
United States	3.0	1,057,986
Netherlands	3.0	1,033,417
Canada	2.8	971,633
Turkey	2.7	905,709
Hong Kong	2.1	726,698
Czech Republic	1.8	612,000
Italy	1.6	553,800
Taiwan	1.6	544,289
Poland	1.5	530,145
Austria	1.2	411,211
Norway	1.1	367,167
India	1.0	360,986
Sweden	1.0	352,343
Belgium	0.9	326,615
Kazakhstan	0.6	195,610
China	0.5	191,000
South Korea	0.5	174,460

Total Investments	99.5%	$34,601,597

See notes to financial statements

15

International Equity Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $30,513,737)	$33,543,611
Affiliated investment, at value (identified cost, $1,057,986)	1,057,986
Foreign currency, at value (identified cost, $9,615)	9,666
Dividends receivable	183,636
Interest receivable from affiliated investment	182
Receivable for investments sold	748,257
Tax reclaims receivable	86,333
Receivable from affiliate	4,150

Total assets	$35,633,821

Liabilities

Payable for investments purchased	$792,434
Payable to affiliates:
Investment adviser fee	29,807
Trustees’ fees	138
Accrued expenses	39,530

Total liabilities	$861,909

Net Assets applicable to investors’ interest in Portfolio	$34,771,912

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$31,742,612
Net unrealized appreciation	3,029,300

Total	$34,771,912

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $50,634)	$437,451
Interest income allocated from affiliated investments	1,322
Expenses allocated from affiliated investments	(799)

Total investment income	$437,974

Expenses

Investment adviser fee	$169,750
Trustees’ fees and expenses	821
Custodian fee	32,046
Legal and accounting services	19,623
Miscellaneous	1,692

Total expenses	$223,932

Deduct —
Allocation of expenses to affiliates	$11,308

Total expense reductions	$11,308

Net expenses	$212,624

Net investment income	$225,350

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(665,514)
Investment transactions allocated from affiliated investments	(209)
Foreign currency transactions	(7,010)

Net realized loss	$(672,733)

Change in unrealized appreciation (depreciation) —
Investments	$1,069,176
Foreign currency	(1,177)

Net change in unrealized appreciation (depreciation)	$1,067,999

Net realized and unrealized gain	$395,266

Net increase in net assets from operations	$620,616

See notes to financial statements

16

International Equity Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$225,350	$626,944
Net realized loss from investment and foreign currency transactions	(672,733)	(8,780,286)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,067,999	13,458,356

Net increase in net assets from operations	$620,616	$5,305,014

Capital transactions —
Contributions	$16,299,777	$9,904,124
Withdrawals	(12,831,040)	(10,031,643)

Net increase (decrease) in net assets from capital transactions	$3,468,737	$(127,519)

Net increase in net assets	$4,089,353	$5,177,495

Net Assets

At beginning of period	$30,682,559	$25,505,064

At end of period	$34,771,912	$30,682,559

See notes to financial statements

17

International Equity Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007		October 31, 2006(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.25	%(3)	1.25%	1.25%	0.87%		1.26	%(3)
Expenses after custodian fee reduction(2)	1.25	%(3)	1.25%	1.25%	0.87%		1.25	%(3)
Net investment income	1.32	%(3)	2.33%	2.10%	3.72	%(4)	0.92	%(3)
Portfolio Turnover	17	%(5)	61%	35%	21%		1	%(5)

Total Return	2.18	%(5)	18.47%	(47.77)%	34.59%		6.60	%(5)

Net assets, end of period (000’s omitted)	$34,772		$30,683	$25,505	$28,272		$10,874

(1)	For the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

(2)	The investment adviser waived all or a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.07%, 0.05%, 0.02%, 0.55% and 5.21% of average daily net assets for the six months ended April 30, 2010, the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and/or subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(3)	Annualized.

(4)	Includes a dividend resulting from a corporate action equal to 1.93% of average daily net assets.

(5)	Not annualized.

See notes to financial statements

18

International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, the Eaton Vance International Equity Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 67.3% and 13.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

19

International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $170,370 of which $620 was allocated from Cash

20

International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Management Portfolio and $169,750 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 1.00% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR and Eagle were allocated $5,654 and $5,654, respectively, of the Portfolio’s operating expenses for the six months ended April 30, 2010.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,507,174 and $5,479,895, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,571,723

Gross unrealized appreciation	$4,562,992
Gross unrealized depreciation	(1,533,118)

Net unrealized appreciation	$3,029,874

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active
	Markets for	Significant		Significant
	Identical	Other		Unobservable
	Assets	Observable Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,742,234	$1,575,420		$—	$3,317,654
Consumer Staples	3,170,693	953,164		—	4,123,857
Energy	2,779,156	1,260,140		—	4,039,296
Financials	2,366,783	3,737,842		—	6,104,625
Health Care	2,302,235	375,202		—	2,677,437
Industrials	1,444,808	2,912,586		—	4,357,394
Information Technology	166,380	2,254,657		—	2,421,037
Materials	3,583,992	337,204		—	3,921,196
Telecommunication Services	717,948	971,483		—	1,689,431
Utilities	891,684	—		—	891,684

Total Common Stocks	$19,165,913	$14,377,698	*	$—	$33,543,611

Short-Term Investments	$—	$1,057,986		$—	$1,057,986

Total Investments	$19,165,913	$15,435,684		$—	$34,601,597

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

22

Eaton Vance International Equity Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance International Equity Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of International Equity Portfolio (the “Portfolio”), the portfolio in which Eaton Vance International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (“Eagle” or the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and Sub-adviser.

The Board considered the Adviser and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing international equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

24

Eaton Vance International Equity Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009 as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board considered the fact that the Adviser and the Sub-Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, Eagle, and the Fund to continue to share such benefits equitably.

25

Eaton Vance International Equity Fund

OFFICERS AND TRUSTEES

Eaton Vance International Equity Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

Eaton Vance International Equity Fund

OFFICERS AND TRUSTEES CONT’D

International Equity Portfolio

Officers
Duncan W. Richardson
President

Edward R. Allen, III
Vice President

Thomas N. Hunt, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser of International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of International Equity Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Equity Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2773-6/10	IEFSRC

Semi annual Report April 30, 2010 EATON VANCE INTERNATIONAL INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance International Income Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Mark S. Venezia, CFA
Co-Portfolio Manager
•	During the six months ending April 30, 2010, the strongest returns in the global credit markets were generated by the riskier assets. The credit spread tightening that was a highlight of the prior six-month period continued across virtually all fixed-income markets. Similarly, most emerging-market currencies rallied against the U.S. dollar and the euro. Looking across the currency markets, the strongest performers were those of Eastern Europe, the Middle East and Africa (against the euro) and emerging Asia (against the dollar).

•	Despite the rally across many markets, the most notable developments during the period were the problems in Europe. The euro depreciated by approximately 10% against the U.S. dollar during the six-month period, as markets increasingly focused on the fiscal problems in Portugal, Italy, Greece and Spain. In addition, heightened fiscal concerns, focusing on Greece’s debt and deficit levels, were a source of consistent negative headlines throughout the period, resulting in increased volatility and a significant widening in the country’s sovereign credit default swap (CDS) spreads.

•	Globally, economic data provided evidence of economic recovery, particularly in the emerging markets. Regionally, Asia produced the strongest growth results, with the Euro Zone lagging. Consistent with the economic recovery, during the last few months of the period, central banks in certain emerging-market and commodity-exporting countries began removing their monetary stimuli. Notably, the central banks of Australia, Norway, India, Israel and Malaysia raised interest rates during the first quarter of 2010. In the United States, the Federal Reserve left short-term interest rates unchanged but began unwinding various emergency programs that were designed to stabilize the financial system during the credit crisis.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

John R. Baur
Co-Portfolio Manager

Michael A. Cirami, CFA
Co-Portfolio Manager
•	The Fund[1] seeks to provide total return by investing in securities, derivatives, and other instruments to establish long and short investment exposures around the world. In this connection, the Fund invests principally in securities denominated in foreign currencies, fixed income instruments issued by foreign entities or sovereigns, and/or derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign countries.

•	During the six months ending April 30, 2010, the Fund generated a negative total return but outperformed its benchmark, the JPMorgan Government Bond Index – Global, ex U.S. (the Index). The Fund’s outperformance was primarily driven by underweight positions, as compared with the Index, in Portugal, Italy, Greece and Spain and in the euro. In addition, allocations to non-benchmark positions in the regions of Latin America and Eastern Europe also contributed to the Fund’s outperformance. The Fund’s Japanese positions underperformed those of the Index.

•	In Western Europe, the Fund’s avoidance of the government debt of Italy and Spain, combined with a short bond position in Greece via credit default swaps, were primary drivers of outperformance. The Fund also benefited from being underweight the British pound and the euro, which fell approximately 7% and 10%, respectively, during the six-month period.
Total Return Performance 10/31/09 – 4/30/10

Class A3	-1.77%
JPMorgan Government Bond Index – Global, ex U.S.[2]	-4.39
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, International Income Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[3]	Six-month return is cumulative. Return does not include the 4.75% maximum sales charge for Class A shares. If the sales charge was deducted, the return would be lower.

1

Eaton Vance International Income Fund as of April 30, 2010
INVESTMENT UPDATE
•	The Fund’s exposures in Eastern Europe contributed positively to its relative performance, primarily due to positions in Poland and Turkey. Despite the problems in Europe, these two countries remain strong fundamentally. Poland, in particular, registered the only positive growth in the region in 2009. Reflecting this strong economic performance, the Polish zloty appreciated during the period from its undervalued levels in the prior six months.

•	Within Asia, positive contributions from non-benchmark allocations to Indonesia, India, and other emerging Asia currencies did not offset the Fund’s underperformance in Japan. The Fund was underweight Japanese duration relative to the Index.

•	The Fund’s duration was reduced to 4.25 years as of April 30, 2010, from 4.51 years as of October 31, 2009. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition
Securities Holdings (excludes derivative positions)1
By total net assets

[1]	Securities Holdings reflect the Portfolio’s securities positions as of 4/30/10. For International and Emerging Market currency exposures, please refer to the Currency Positions table below.
Currency Positions2
By total net assets

Euro	37.8%
Japan	32.6
United Kingdom	5.0
Egypt	3.4
Canada	2.9
Lebanon	2.7
India	2.2
Poland	2.0
Australia	1.2
Sweden	1.2
Turkey	1.1
South Korea	1.1
Indonesia	1.0
Denmark	1.0
Norway	1.0
Kazakhstan	0.8
China	0.8
Malaysia	0.8%
Brazil	0.8
Israel	0.5
Zambia	0.5
Mexico	0.4
Uruguay	0.4
Ghana	0.4
Taiwan	0.3
Hong Kong	0.2
Colombia	0.2
United Arab Emirates	0.1
Costa Rica	0.1
Iceland	0.1
Ukraine	0.0
Sri Lanka	0.0
Chile	-0.2
South Africa	-1.0

[2]	Currency Positions reflect the Portfolio’s investments as of 4/30/10. Currency exposures include all foreign exchange denominated assets and all currency derivatives. As of 4/30/10, Foreign Long Derivatives were 81.6%; Other Foreign Short Derivatives were 16.8%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

2

Eaton Vance International Income Fund as of April 30, 2010
FUND PERFORMANCE

Fund Performance[1]	Class A
Share Class Symbol	EAIIX
Average Annual Total Returns (at net asset value)
Six Months	-1.77%
One Year	11.50
Life of Fund†	9.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-6.41%
One Year	6.24
Life of Fund†	7.66

+	Inception Date – Class A: 6/27/07.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A
Gross Expense Ratio	2.86%
Net Expense Ratio	1.10

[2]	Source: Prospectus dated 3/1/10. Net expense ratio reflects a contractual expense limitation that continues through February 28, 2011. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance International Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance International Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$982.30	$5.41	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to the administrator, the expenses would be higher.

4

Eaton Vance International Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in International Income Portfolio, at value (identified cost, $6,556,403)	$6,418,713
Receivable for Fund shares sold	1,623
Receivable from affiliate	15,177

Total assets	$6,435,513

Liabilities

Payable for Fund shares redeemed	$1,856
Distributions payable	4,536
Payable to affiliates:
Distribution and service fees	1,581
Trustees’ fees	42
Accrued expenses	20,214

Total liabilities	$28,229

Net Assets	$6,407,284

Sources of Net Assets

Paid-in capital	$6,907,343
Accumulated net realized loss from Portfolio	(260,130)
Accumulated distributions in excess of net investment income	(102,239)
Net unrealized depreciation from Portfolio	(137,690)

Total	$6,407,284

Class A Shares

Net Assets	$6,407,284
Shares Outstanding	572,602
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.19
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.75

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolio (net of foreign taxes, $2,101)	$136,074
Expenses allocated from Portfolio	(31,192)

Total investment income from Portfolio	$104,882

Expenses

Distribution and service fees	$9,730
Trustees’ fees and expenses	250
Custodian fee	2,232
Transfer and dividend disbursing agent fees	4,853
Legal and accounting services	11,056
Printing and postage	15,727
Registration fees	11,505
Miscellaneous	6,351

Total expenses	$61,704

Deduct —
Allocation of expenses to affiliate	$57,218

Total expense reductions	$57,218

Net expenses	$4,486

Net investment income	$100,396

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(24,131)
Written options	13,412
Financial futures contracts	15,220
Swap contracts	(4,853)
Foreign currency and forward foreign currency exchange contract transactions	(144,880)

Net realized loss	$(145,232)

Change in unrealized appreciation (depreciation) —
Investments	$(101,692)
Written options	(8,878)
Financial futures contracts	11,180
Swap contracts	56,944
Foreign currency and forward foreign currency exchange contracts	(35,326)

Net change in unrealized appreciation (depreciation)	$(77,772)

Net realized and unrealized loss	$(223,004)

Net decrease in net assets from operations	$(122,608)

See notes to financial statements

5

Eaton Vance International Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$100,396	$192,970
Net realized loss from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(145,232)	(62,814)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contracts	(77,772)	689,653

Net increase (decrease) in net assets from operations	$(122,608)	$819,809

Distributions to shareholders —
From net investment income	$(173,686)	$(291,229)
From net realized gain	—	(123,388)

Total distributions to shareholders	$(173,686)	$(414,617)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$1,391,067	$6,137,114
Net asset value of shares issued to shareholders in payment of distributions declared	134,208	291,873
Cost of shares redeemed	(1,017,497)	(6,155,710)

Net increase in net assets from Fund share transactions	$507,778	$273,277

Net increase in net assets	$211,484	$678,469

Net Assets

At beginning of period	$6,195,800	$5,517,331

At end of period	$6,407,284	$6,195,800

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(102,239)	$(28,949)

See notes to financial statements

6

Eaton Vance International Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009	2008		October 31, 2007(1)

Net asset value — Beginning of period	$11.690		$10.350	$10.850		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.191		$0.328	$0.435		$0.124
Net realized and unrealized gain (loss)	(0.385)		1.738	(0.490)		0.468

Total income (loss) from operations	$(0.194)		$2.066	$(0.055)		$0.592

Less Distributions

From net investment income	$(0.306)		$(0.496)	$(0.434)		$(0.014)
From net realized gain	—		(0.230)	(0.013)		(0.135)

Total distributions	$(0.306)		$(0.726)	$(0.447)		$(0.149)

Capital contribution from administrator(2)	$—		$—	$0.002		$0.407

Net asset value — End of period	$11.190		$11.690	$10.350		$10.850

Total Return(3)	(1.77	)%(4)	20.67%	(0.73	)%(5)	10.05	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,407		$6,196	$5,517		$245
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.10	%(9)	1.10%	1.10%		1.25	%(9)
Net investment income(7)	3.10	%(9)	3.01%	3.86%		3.38	%(9)
Portfolio Turnover of Portfolio	5	%(4)	28%	14%		2	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The impact of the capital contribution by the administrator on total return for the year ended October 31, 2008 was less than 0.005%. Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.14%.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	The administrator subsidized certain operating expenses (equal to 1.76%, 1.76%, 1.99% and 301.15% of average daily net assets for the six months ended April 30, 2010, the years ended October 31, 2009 and 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(9)	Annualized.

See notes to financial statements

7

Eaton Vance International Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance International Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers Class A shares, which are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (8.8% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $54,282 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017.

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

8

Eaton Vance International Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2010, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.10% annually of the Fund’s average daily net assets for Class A. This agreement may be changed or terminated after February 28, 2011. Pursuant to this agreement, EVM was allocated $57,218 of the Fund’s operating expenses for the six months ended April 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $281 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,725 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $9,730 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,171,990 and $832,496, respectively.

9

Eaton Vance International Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	120,293	548,445
Issued to shareholders electing to receive payments of distributions in Fund shares	11,780	26,513
Redemptions	(89,256)	(578,109)

Net increase (decrease)	42,817	(3,151)

10

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 42.2%

		Principal
Security		Amount	Value

Australia — 0.6%

Commonwealth of Australia, 5.75%, 6/15/11	AUD	177,000	$166,082
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	139,376
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	145,404

Total Australia (identified cost $394,321)			$450,862

Belgium — 1.5%

Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$301,169
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	302,605
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	458,562

Total Belgium (identified cost $1,048,591)			$1,062,336

Brazil — 0.4%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	281,133	$153,895
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	250,000	128,657

Total Brazil (identified cost $275,659)			$282,552

Canada — 3.2%

Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$129,232
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	890,020
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	644,365
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	218,466
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	477,572

Total Canada (identified cost $2,219,469)			$2,359,655

Chile — 0.1%

Government of Chile, 2.10%, 9/1/15(1)	CLP	42,063,000	$79,334

Total Chile (identified cost $76,316)			$79,334

Congo — 0.1%

Republic of Congo, 3.00%, 6/30/29	USD	64,600	$36,984

Total Congo (identified cost $25,671)			$36,984

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	42,792,333	$65,323
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	4,937,772	8,745

Total Costa Rica (identified cost $65,259)			$74,068

Czech Republic — 1.9%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,380,547

Total Czech Republic (identified cost $1,517,912)			$1,380,547

Denmark — 1.0%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$41,337
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	192,234
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	185,769
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	88,576
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	195,835

Total Denmark (identified cost $703,470)			$703,751

France — 10.9%

Government of France, 3.75%, 4/25/17	EUR	1,320,000	$1,871,534
Government of France, 4.00%, 10/25/13	EUR	905,000	1,305,006
Government of France, 4.00%, 4/25/14	EUR	570,000	823,116
Government of France, 4.25%, 10/25/23	EUR	1,920,000	2,733,411
Government of France, 5.50%, 4/25/29	EUR	745,000	1,215,306

Total France (identified cost $7,730,558)			$7,948,373

Georgia — 0.2%

Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$120,118

Total Georgia (identified cost $81,121)			$120,118

Germany — 11.1%

Republic of Germany, 3.75%, 7/4/13	EUR	1,096,000	$1,570,716
Republic of Germany, 3.75%, 1/4/19	EUR	970,000	1,379,684
Republic of Germany, 5.00%, 1/4/12	EUR	1,700,000	2,425,887
Republic of Germany, 6.25%, 1/4/30	EUR	732,000	1,328,314
Republic of Germany, 6.50%, 7/4/27	EUR	760,000	1,391,379

Total Germany (identified cost $7,809,990)			$8,095,980

See notes to financial statements

11

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
Security		Amount	Value

Israel — 0.5%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	321,777	$93,001
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	849,369	271,226

Total Israel (identified cost $355,883)			$364,227

Macedonia — 0.3%

Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$228,792

Total Macedonia (identified cost $168,118)			$228,792

Netherlands — 1.5%

Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$505,225
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	305,603
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	307,328

Total Netherlands (identified cost $1,093,316)			$1,118,156

Poland — 0.5%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,058,806	$359,615

Total Poland (identified cost $326,011)			$359,615

South Africa — 1.2%

Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$902,613

Total South Africa (identified cost $894,236)			$902,613

Sweden — 1.2%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$805,955
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	64,501

Total Sweden (identified cost $868,672)			$870,456

Taiwan — 0.2%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	5,900,000	$187,485

Total Taiwan (identified cost $187,548)			$187,485

Turkey — 2.1%

Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	403,543	$332,559
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	559,455	431,073
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	888,651	776,659

Total Turkey (identified cost $1,153,755)			$1,540,291

United Kingdom — 3.2%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$345,965
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	525,310
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	466,150
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	525,755
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	450,500

Total United Kingdom (identified cost $2,830,655)			$2,313,680

Uruguay — 0.4%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,200,986	$288,004

Total Uruguay (identified cost $223,078)			$288,004

Total Foreign Government Bonds (identified cost $30,049,609)			$30,767,879

Collateralized Mortgage Obligations — 7.7%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$649,358	$696,069
Federal National Mortgage Association:
Series 1991-139, Class PN, 7.50%, 10/25/21		807,404	908,415
Series 2001-31, Class ZA, 6.00%, 7/25/31		2,355,512	2,540,945
Series 2009-62, Class WA, 5.55%, 8/25/39(3)		1,345,647	1,441,249

Total Collateralized Mortgage Obligations
(identified cost $5,469,453)			$5,586,678

See notes to financial statements

12

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Mortgage Pass-Throughs — 29.6%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2016		$1,156,375	$1,244,933

			$1,244,933

Federal National Mortgage Association:
3.04% with maturity at 2035(4)		$1,839,734	$1,901,769
4.52% with maturity at 2035(4)		2,062,937	2,157,381
6.00% with maturity at 2019		319,711	345,859
6.50% with various maturities to 2036		4,830,857	5,292,679
7.00% with various maturities to 2033		2,423,784	2,709,133
7.50% with maturity at 2035		834,315	949,357
8.50% with maturity at 2032		770,971	894,512

			$14,250,690

Government National Mortgage Association:
7.00% with various maturities to 2035		$2,825,870	$3,176,489
8.00% with maturity at 2016		1,071,494	1,147,667
9.00% with various maturities to 2024		1,490,799	1,731,177

			$6,055,333

Total Mortgage Pass-Throughs
(identified cost $20,972,073)			$21,550,956

Common Stocks — 0.2%

China — 0.2%

Air China, Ltd., Class H(5)		$3,300	$3,642
Aluminum Corp. of China Ltd., Class H(5)		5,900	5,753
China Coal Energy Co., Class H		6,100	9,190
China COSCO Holdings Co., Ltd., Class H		3,800	4,820
China Oilfield Services, Ltd., Class H		2,300	3,219
China Petroleum & Chemical Corp., Class H		25,000	20,045
China Railway Group, Ltd., Class H(5)		6,000	4,136
China Shenhua Energy Co., Ltd., Class H		5,100	21,885
China Shipping Container Lines Co., Ltd., Class H(5)		5,300	2,200
China Shipping Development Co., Ltd., Class H(5)		1,900	2,836
Datang International Power Generation Co., Ltd., Class H(5)		4,900	2,048
Huaneng Power International, Inc., Class H		4,500	2,586
Jiangsu Expressway Co., Ltd., Class H		1,800	1,676
Jiangxi Copper Co., Ltd., Class H		2,100	4,405
PetroChina Co., Ltd., Class H		31,400	36,159
Shanghai Electric Group Co., Ltd., Class H		4,400	2,098
Sinopec Shanghai Petrochemical Co., Ltd., Class H(5)		3,500	1,344
Yanzhou Coal Mining Co., Ltd., Class H		2,900	8,067
Zijin Mining Group Co., Ltd., Class H		6,000	4,661

Total China
(identified cost $134,953)			$140,770

Total Common Stocks
(identified cost $134,953)			$140,770

Short-Term Investments — 17.3%
Foreign Government Securities — 13.7%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.5%

Chilean Government Bond, 6.00%, 7/1/10	CLP	125,000	$242,999
Chilean Government Bond, 8.00%, 8/1/10	CLP	80,000	153,616

Total Chile (identified cost $410,821)			$396,615

Croatia — 1.0%

Croatian Treasury Bill, 0.00%, 3/31/11	EUR	250	$321,488
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	300	385,367

Total Croatia (identified cost $712,677)			$706,855

Egypt — 3.4%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	3,525	$633,945
Egypt Treasury Bill, 0.00%, 5/11/10	EGP	1,525	273,766
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	2,975	532,145
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	1,150	205,330
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	225	40,028
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	600	106,350
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	500	87,809
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	725	126,351
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	500	86,458
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	950	163,944
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	950	162,959
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	225	37,501

Total Egypt (identified cost $2,490,053)			$2,456,586

See notes to financial statements

13

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Iceland — 0.1%

Iceland Treasury Bill, 0.00%, 6/15/10	ISK	500	$3,297
Iceland Treasury Bill, 0.00%, 7/15/10	ISK	3,000	19,664
Iceland Treasury Note, 13.75%, 12/10/10	ISK	1,900	13,293

Total Iceland (identified cost $36,427)			$36,254

Israel — 2.0%

Israeli Treasury Bill, 0.00%, 4/6/11	ILS	5,516	$1,451,649

Total Israel (identified cost $1,463,589)			$1,451,649

Kazakhstan — 1.9%

Kazakhstan National Bank, 0.00%, 5/7/10	KZT	41,000	$279,939
Kazakhstan National Bank, 0.00%, 5/21/10	KZT	54,590	372,613
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	66,624	454,680
Kazakhstan National Bank, 0.00%, 6/4/10	KZT	16,456	112,284
Kazakhstan National Bank, 0.00%, 6/11/10	KZT	78	533
Kazakhstan National Bank, 0.00%, 7/2/10	KZT	20,050	136,689
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	5,690	38,702

Total Kazakhstan (identified cost $1,379,849)			$1,395,440

Lebanon — 2.7%

Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	220,000	$146,014
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	120,120	79,593
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	104,600	69,309
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	232,070	153,641
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	104,680	69,241
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	69,800	46,084
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	72,070	47,537
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	454,000	299,452
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	139,550	91,953
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	51,810	34,104
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	394,590	259,464
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	73,000	47,729
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	375,810	244,621
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	149,400	97,148
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970	59,035
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460	46,280
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000	45,151
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780	71,952
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	63,320	42,661
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	60,970	41,630

Total Lebanon (identified cost $1,989,082)			$1,992,599

South Korea — 0.6%

Korea Monetary Stabilization Bond, 0.00%, 5/18/10	KRW	131,920	$118,924
Korea Monetary Stabilization Bond, 0.00%, 6/8/10	KRW	247,360	222,728
Korea Monetary Stabilization Bond, 0.00%, 6/29/10	KRW	110,130	99,041

Total South Korea (identified cost $431,944)			$440,693

Sri Lanka — 1.4%

Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	6,990	$61,465
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	37,550	329,017
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	31,660	272,987
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	17,160	147,228
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	7,580	64,047
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	68,572
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	59,220
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	40,068

Total Sri Lanka (identified cost $1,038,120)			$1,042,604

Zambia — 0.1%

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000	$37,907

Total Zambia (identified cost $37,409)			$37,907

Total Foreign Government Securities
(identified cost $9,989,971)			$9,957,202

See notes to financial statements

14

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Other Securities — 3.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(6)	$2,652	$2,651,759

Total Other Securities
(identified cost $2,651,759)		$2,651,759

Total Short-Term Investments
(identified cost $12,641,730)		$12,608,961

Total Investments — 97.0%
(identified cost $69,267,818)		$70,655,244

Other Assets, Less Liabilities — 3.0%		$2,155,734

Net Assets — 100.0%		$72,810,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

CRC - Costa Rican Colon

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound Sterling

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

PLN - Polish Zloty

SEK - Swedish Krona

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $1,108,486 or 1.5% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(5)	Non-income producing security.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $1,199 and $0, respectively.

See notes to financial statements

15

International Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $66,616,059)	$68,003,485
Affiliated investment, at value (identified cost, $2,651,759)	2,651,759
Foreign currency, at value (identified cost, $351,554)	351,362
Interest receivable	632,422
Receivable for variation margin on open financial futures contracts	226,860
Receivable for open forward foreign currency exchange contracts	287,562
Receivable for closed forward foreign currency exchange contracts	36,836
Receivable for open swap contracts	1,115,189
Receivable for closed swap contracts	31,829
Receivable for closed options	43,214
Premium paid on open swap contracts	230,988

Total assets	$73,611,506

Liabilities

Payable for open forward foreign currency exchange contracts	$207,048
Payable for closed forward foreign currency exchange contracts	142,819
Payable for open swap contracts	346,986
Payable to affiliates:
Investment adviser fee	37,338
Trustees’ fees	192
Accrued expenses	66,145

Total liabilities	$800,528

Net Assets applicable to investors’ interest in Portfolio	$72,810,978

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$70,483,750
Net unrealized appreciation	2,327,228

Total	$72,810,978

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $23,274)	$1,498,819
Interest allocated from affiliated investments	4,616
Expenses allocated from affiliated investments	(3,417)

Total investment income	$1,500,018

Expenses

Investment adviser fee	$222,877
Trustees’ fees and expenses	1,450
Custodian fee	79,075
Legal and accounting services	31,901
Miscellaneous	6,575

Total expenses	$341,878

Net investment income	$1,158,140

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(56,152)
Investment transactions allocated from affiliated investments	1,000
Written options	152,300
Financial futures contracts	168,119
Swap contracts	(54,468)
Foreign currency and forward foreign currency exchange contract transactions	(1,587,676)

Net realized loss	$(1,376,877)

Change in unrealized appreciation (depreciation) —
Investments	$(1,344,153)
Written options	(83,337)
Financial futures contracts	127,602
Swap contracts	651,403
Foreign currency and forward foreign currency exchange contracts	(397,373)

Net change in unrealized appreciation (depreciation)	$(1,045,858)

Net realized and unrealized loss	$(2,422,735)

Net decrease in net assets from operations	$(1,264,595)

See notes to financial statements

16

International Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$1,158,140	$1,608,888
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,376,877)	1,562,625
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contracts	(1,045,858)	5,892,610

Net increase (decrease) in net assets from operations	$(1,264,595)	$9,064,123

Capital transactions —
Contributions	$5,799,742	$33,505,208
Withdrawals	(1,305,530)	(6,742,649)

Net increase from capital transactions	$4,494,212	$26,762,559

Net increase in net assets	$3,229,617	$35,826,682

Net Assets

At beginning of period	$69,581,361	$33,754,679

At end of period	$72,810,978	$69,581,361

See notes to financial statements

17

International Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96	%(3)	0.90%	1.01%	1.35	%(3)
Net investment income	3.21	%(3)	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	5	%(4)	28%	14%	2	%(4)

Total Return	(1.70	)%(4)	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$72,811		$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

18

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance International Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance Medallion Strategic Income Fund) and Eaton Vance Strategic Income Fund held an interest of 8.8%, 10.8% and 80.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not

19

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remain subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

20

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates

21

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

22

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On average daily net assets of $1 billion and over, the annual fee is reduced. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $225,655 of which $2,778 was allocated from Cash Management Portfolio and $222,877 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$8,837,712
U.S. Government and Agency Securities	2,654,820

$11,492,532

Sales

Investments (non-U.S. Government)	$2,901,707
U.S. Government and Agency Securities	—

$2,901,707

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,431,345

Gross unrealized appreciation	$2,228,444
Gross unrealized depreciation	(1,004,545)

Net unrealized appreciation	$1,223,899

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/6/10	Kazak Tenge 41,000,000	United States Dollar 278,438	$(1,542)
5/7/10	Sri Lankan Rupee 16,370,000	United States Dollar 139,676	(3,914)
5/7/10	Sri Lankan Rupee 19,310,000	United States Dollar 164,691	(4,687)
5/7/10	Sri Lankan Rupee 1,870,000	United States Dollar 15,956	(447)
5/10/10	South African Rand 5,580,462	United States Dollar 762,692	7,976
5/17/10	Euro 850,000	United States Dollar 1,161,172	29,387
5/17/10	Sri Lankan Rupee 7,531,725	United States Dollar 64,346	(1,611)
5/24/10	Euro 883,000	United States Dollar 1,187,697	11,941

23

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/25/10	Canadian Dollar 312,980	United States Dollar 313,866	$5,734
5/27/10	Kazak Tenge 5,510,000	United States Dollar 37,407	(224)
5/28/10	Swedish Krona 2,835,000	United States Dollar 388,137	(3,302)
6/10/10	Kazak Tenge 78,100	United States Dollar 531	(2)
7/6/10	Chilean Peso 38,110,000	United States Dollar 77,641	4,213
7/6/10	Chilean Peso 20,600,000	United States Dollar 42,226	2,535
7/6/10	Chilean Peso 72,000,000	United States Dollar 147,014	8,288
7/16/10	Sri Lankan Rupee 31,660,000	United States Dollar 269,447	(5,227)
7/20/10	Kazak Tenge 22,347,800	United States Dollar 137,103	(15,719)
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 147,290	(22,724)
7/21/10	Kazak Tenge 22,253,300	United States Dollar 137,366	(14,814)
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 144,951	(22,778)
7/23/10	Kazak Tenge 22,791,200	United States Dollar 140,470	(15,398)
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 147,318	(24,582)
8/4/10	Chilean Peso 62,000,000	United States Dollar 117,815	(1,611)
8/4/10	Chilean Peso 21,000,000	United States Dollar 39,886	(565)
8/6/10	Sri Lankan Rupee 17,160,000	United States Dollar 145,609	(2,822)
8/26/10	Kazak Tenge 5,510,000	United States Dollar 37,657	(46)
10/8/10	Sri Lankan Rupee 7,580,000	United States Dollar 64,648	(311)
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	(1,452)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	(876)
3/31/11	Euro 250,000	United States Dollar 337,200	4,156
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	2,438
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	2,511
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	5,277
4/7/11	Euro 300,000	United States Dollar 401,961	2,295
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	60

			$(57,843)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/6/10	Malaysian Ringgit 180,000	United States Dollar 55,156	1,363
5/6/10	Swedish Krona 1,420,000	Euro 145,987	1,672
5/10/10	Indian Rupee 14,860,000	United States Dollar 334,271	402
5/10/10	Indian Rupee 14,860,000	United States Dollar 334,271	402
5/10/10	New Turkish Lira 736,999	United States Dollar 489,700	4,862
5/10/10	Polish Zloty 2,143,034	Euro 556,690	(14,608)
5/11/10	Indonesian Rupiah 1,058,000,000	United States Dollar 116,430	911
5/11/10	Malaysian Ringgit 470,000	United States Dollar 146,281	1,262
5/12/10	Euro 8,693,530	United States Dollar 11,610,513	(35,179)
5/12/10	Japanese Yen 1,085,748,000	United States Dollar 11,543,388	15,641
5/12/10	Mexican Peso 3,613,000	United States Dollar 293,869	(664)
5/12/10	Polish Zloty 20,000	Euro 5,142	(67)
5/12/10	Polish Zloty 1,030,000	Euro 266,467	(5,619)
5/13/10	Australian Dollar 231,800	United States Dollar 212,558	1,708
5/13/10	Ghanaian Cedi 251,500	United States Dollar 175,997	1,486
5/13/10	Ghanaian Cedi 140,000	United States Dollar 98,246	552
5/17/10	Australian Dollar 211,241	United States Dollar 196,832	(1,659)
5/17/10	Malaysian Ringgit 370,000	United States Dollar 114,658	1,461

24

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/19/10	Colombian Peso 273,125,859	United States Dollar 140,986	$(1,483)
5/19/10	Norwegian Krone 1,480,000	Euro 185,818	3,295
5/19/10	Swedish Krona 1,100,000	Euro 113,437	831
5/20/10	Indian Rupee 25,170,000	United States Dollar 566,764	(777)
5/20/10	Indonesian Rupiah 1,407,370,000	United States Dollar 156,010	23
5/20/10	Japanese Yen 1,145,514,160	United States Dollar 12,178,742	17,455
5/24/10	Indian Rupee 10,720,000	United States Dollar 239,928	978
5/24/10	Malaysian Ringgit 744,000	United States Dollar 231,530	1,888
5/24/10	New Turkish Lira 78,500	United States Dollar 52,572	(7)
5/24/10	South Korean Won 148,400,000	United States Dollar 133,589	0
5/26/10	Norwegian Krone 2,602,500	Euro 328,860	2,830
5/26/10	Zambian Kwacha 355,800,000	United States Dollar 60,142	14,855
5/27/10	Indonesian Rupiah 1,958,000,000	United States Dollar 216,593	428
5/27/10	Kazak Tenge 5,510,000	United States Dollar 37,662	(32)
5/27/10	Zambian Kwacha 332,600,000	United States Dollar 56,126	13,978
5/28/10	British Pound Sterling 796,792	United States Dollar 1,210,599	8,423
5/28/10	Indian Rupee 4,500,000	United States Dollar 100,739	325
6/1/10	South Korean Won 215,000,000	United States Dollar 192,651	717
6/2/10	Brazilian Real 453,831	United States Dollar 260,194	(653)
6/4/10	Indonesian Rupiah 2,432,000,000	United States Dollar 268,848	626
6/11/10	Zambian Kwacha 285,300,000	United States Dollar 58,946	1,152
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 137,104	32,909
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 137,374	30,355
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 140,919	30,981
8/19/10	Zambian Kwacha 93,650,000	United States Dollar 18,969	668
8/23/10	Zambian Kwacha 93,650,000	United States Dollar 19,093	538
9/28/10	Zambian Kwacha 235,100,000	United States Dollar 44,653	4,473
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	336
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	965
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	(1,646)

			$138,357

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $36,836 and a payable of $142,819.

Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

6/10	4 Euro-Bobl	Long	$621,269	$629,296	$8,027
6/10	25 Euro-Bund	Long	4,078,498	4,155,788	77,290
6/10	6 Euro-Buxl	Long	794,900	832,103	37,203
6/10	15 Euro-Schatz	Long	2,168,392	2,180,715	12,323
6/10	12 U.K. Gilt	Long	2,087,271	2,128,729	41,458
5/10	7 Hang Seng H-shares	Short	(532,457)	(543,022)	(10,565)
6/10	11 U.S. 30-Year Treasury Bond	Short	(1,282,493)	(1,309,688)	(27,195)
6/10	4 U.S. 5-Year Treasury Note	Short	(462,181)	(463,437)	(1,256)
6/10	9 U.S. Ultra Long Treasury Bond	Short	(1,088,195)	(1,116,281)	(28,086)

					$109,199

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

25

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a term to maturity of 1 3/4 to 2 1/4 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

Interest Rate Swaps

		Portfolio
	Notional	Pays/
	Amount	Receives	Floating	Annual		Net
	(000’s	Floating	Rate	Fixed	Termination	Unrealized
Counterparty	omitted)	Rate	Index	Rate	Date	Depreciation

Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(2,679)

Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(3,785)

Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	(817)

Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	(852)

JPMorgan Chase Bank	BRL 2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(4,292)

						$(12,425)

BRL - Brazilian Real
ILS - Israeli Shekel

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market
		Amount*	Annual		Annual	Net
Reference		(000’s	Fixed	Termination	Fixed	Unrealized
Entity	Counterparty	omitted)	Rate**	Date	Rate***	Depreciation

Iceland	JPMorgan Chase Bank	$300	1.75%	3/20/18	3.48%	$(29,141)

Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	3.08	(7,378)

Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	3.08	(4,636)

						$(41,155)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount*	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%	12/20/13	$1,385

Austria	Barclays Bank PLC	100	1.42	3/20/14	(2,977)

Brazil	Bank of America	200	1.00(1)	6/20/20	14

Brazil	Barclays Bank PLC	250	1.65	9/20/19	(3,753)

China	Barclays Bank PLC	100	1.00(1)	3/20/15	(920)

China	Barclays Bank PLC	100	1.00(1)	3/20/20	(1,632)

China	Citigroup Global Markets	100	1.00(1)	3/20/20	(1,473)

China	JPMorgan Chase Bank	100	1.00(1)	3/20/15	(965)

Egypt	Bank of America	100	1.00(1)	6/20/15	(1,801)

Egypt	Citigroup Global Markets	50	1.00(1)	6/20/20	(1,132)

Egypt	Citigroup Global Markets	50	1.00(1)	6/20/20	(1,415)

Egypt	Deutschebank	150	1.00(1)	6/20/15	(1,530)

Egypt	Deutschebank	50	1.00(1)	6/20/15	(962)

Egypt	Deutschebank	50	1.00(1)	6/20/20	(1,166)

Greece	JPMorgan Chase Bank	4,000	0.13	9/20/17	1,053,351

Kazakhstan	Citigroup Global Markets	100	1.00(1)	6/20/15	796

Kazakhstan	Deutschebank	100	1.00(1)	6/20/15	842

Lebanon	Barclays Bank PLC	100	1.00(1)	12/20/14	845

Lebanon	Citigroup Global Markets	150	3.30	9/20/14	(2,738)

Lebanon	Citigroup Global Markets	200	1.00(1)	12/20/14	1,475

Lebanon	Citigroup Global Markets	100	1.00(1)	3/20/15	2,314

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,524

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,564

Lebanon	Deutschebank	100	1.00(1)	3/20/15	2,058

Malaysia	Bank of America	100	0.83	12/20/14	(165)

Malaysia	Barclays Bank PLC	200	2.40	3/20/14	(13,089)

Malaysia	Barclays Bank PLC	200	0.82	12/20/14	(240)

Malaysia	Citigroup Global Markets	200	2.45	3/20/14	(13,477)

Philippines	Barclays Bank PLC	300	1.70	12/20/14	(2,644)

Philippines	Barclays Bank PLC	100	1.85	12/20/14	(1,549)

Philippines	Barclays Bank PLC	200	1.84	12/20/14	(3,008)

Philippines	Barclays Bank PLC	72	1.00(1)	3/20/15	(224)

Philippines	Citigroup Global Markets	100	1.84	12/20/14	(1,504)

Philippines	JPMorgan Chase Bank	300	1.69	12/20/14	(2,511)

Philippines	JPMorgan Chase Bank	71	1.00(1)	3/20/15	(221)

Philippines	Deutschebank	100	1.00(1)	3/20/15	(556)

Russia	Citigroup Global Markets	100	1.00(1)	6/20/15	369

Russia	Credit Suisse	100	1.00(1)	3/20/15	366

Russia	Credit Suisse	100	1.00(1)	6/20/15	456

Russia	Deutschebank	100	1.00(1)	6/20/15	456

South Africa	Bank of America	200	1.00(1)	12/20/19	(889)

South Africa	Barclays Bank PLC	200	1.00(1)	12/20/19	(2,284)

South Africa	Citigroup Global Markets	100	1.00(1)	12/20/19	(1,850)

26

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional	Contract		Net
		Amount*	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

South Africa	Credit Suisse	$100	1.00%(1)	3/20/20	$(1,122)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(2,101)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(107)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(259)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(1,943)

Spain	Barclays Bank PLC	100	1.00(1)	3/20/20	3,673

Spain	Citigroup Global Markets	200	1.00(1)	3/20/20	(1,445)

Spain	Citigroup Global Markets	100	1.00(1)	3/20/20	2,149

Spain	Deutschebank	200	1.00(1)	3/20/20	(1,445)

Spain	Deutschebank	100	1.00(1)	3/20/20	2,300

Thailand	Barclays Bank PLC	200	0.97	9/20/19	7,945

Thailand	Citigroup Global Markets	200	0.86	12/20/14	3,643

Thailand	Citigroup Global Markets	100	0.95	9/20/19	4,129

Thailand	JPMorgan Chase Bank	100	0.87	12/20/14	1,777

Turkey	Barclays Bank PLC	540	2.12	1/20/13	(13,545)

Turkey	Citigroup Global Markets	270	2.93	9/20/19	(21,052)

Uruguay	Deutschebank	100	1.00(1)	6/20/20	245

Banco Commercial Portugues, S.A.	JPMorgan Chase Bank	70	1.00(1)	3/20/15	7,012

Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00(1)	3/20/15	3,228

Erste Group Bank AG	Barclays Bank PLC	70	1.00(1)	3/20/15	(808)

ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00(1)	3/20/15	440

Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00(1)	3/20/15	150

Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00(1)	3/20/15	(1,041)

iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR 300	1.00(1)	6/20/15	5,421

iTraxx Europe Subordinated Financials 5 Year Index	JPMorgan Chase Bank	EUR 300	1.00(1)	6/20/15	5,262

					$1,003,646

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Depreciation

JPMorgan Chase Bank	$83,354	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(537)

					$(537)

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate				Net
	(Currency	(Currency		Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Floating Rate	Rate	Date	Depreciation

Bank of America	TRY 500,000	$333,778	3-month USD-LIBOR-BBA	10.03%	11/25/13	$(19,250)

Citigroup Global Markets	TRY 224,285	135,274	3-month USD-LIBOR-BBA	12.10	2/15/12	(27,182)

Citigroup Global Markets	TRY 99,705	61,699	3-month USD-LIBOR-BBA	11.95	2/15/12	(10,336)

Citigroup Global Markets	TRY 318,742	189,727	3-month USD-LIBOR-BBA	12.46	8/14/13	(59,169)

Citigroup Global Markets	TRY 160,285	107,272	3-month USD-LIBOR-BBA	10.05	11/06/13	(6,542)

Credit Suisse	TRY 166,085	95,948	3-month USD-LIBOR-BBA	12.45	2/15/12	(25,271)

JPMorgan Chase Bank	TRY 60,922	40,778	3-month USD-LIBOR-BBA	10.10	11/06/13	(2,551)

JPMorgan Chase Bank	TRY 402,826	271,996	3-month USD-LIBOR-BBA	11.20	5/21/14	(31,025)

						$(181,326)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

27

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Written currency call options activity for the six months ended April 30, 2010 was as follows:

	Principal
	Amount of
	Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of period	JPY 1,335,000	$152,300
Options expired	JPY (1,335,000)	(152,300)

Outstanding, end of period	—	$—

JPY - Japanese Yen

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $316,787.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the-counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,439,587, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,087,289. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $230,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

28

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value
Statement of Assets and			Foreign	Interest
Liabilities Caption	Credit	Equity	Exchange	Rate

Net unrealized appreciation	$—	$—	$—	$176,301	*
Receivable for open and closed forward foreign currency exchange contracts	—	—	324,398	—
Receivable for open swap contracts	1,115,189	—	—	—

Total Asset Derivatives	$1,115,189	$—	$324,398	$176,301

Net unrealized depreciation	$—	$—	$—	$(67,102	)*
Payable for open and closed forward foreign currency exchange contracts	—	—	(349,867)	—
Payable for open swap contracts	(152,698)	(537)	—	(193,751)

Total Liability Derivatives	$(152,698)	$(537)	$(349,867)	$(260,853)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2010 was as follows:

Statement of Operations			Foreign	Interest
Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) –
Investment transactions	$—	$—	$(163,800)	$—
Written options	—	—	152,300	—
Financial futures contracts	—	—	—	168,119
Swap contracts	(9,070)	(10,018)	—	(35,380)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(1,947,129)	—

Total	$(9,070)	$(10,018)	$(1,958,629)	$(132,739)

Change in unrealized appreciation (depreciation) –
Investments	$—	$—	$158,038	$—
Written options	—	—	(83,337)	—
Financial futures contracts	—	—	—	127,602
Swap contracts	698,738	2,699	—	(50,034)
Foreign currency and forward foreign currency exchange contracts	—	—	(362,307)	—

Total	$698,738	$2,699	$(287,606)	$(77,568)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2010, which are indicative of the volume of these derivative types, were approximately $12,770,000, $59,419,000 and $13,701,000, respectively.

The average principal amount of purchased option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $8,638,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

29

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$30,767,879	$—	$30,767,879
Collateralized Mortgage Obligations	—	5,586,678	—	5,586,678
Mortgage Pass-Throughs	—	21,550,956	—	21,550,956
Common Stocks	—	140,770 *	—	140,770
Short-Term – Foreign Government Securities	—	9,957,202	—	9,957,202
Short-Term – Other Securities	—	2,651,759	—	2,651,759

Total Investments	$—	$70,655,244	$—	$70,655,244

Forward Foreign Currency Exchange Contracts	$—	$324,398	$—	$324,398
Swap Contracts	—	1,115,189	—	1,115,189
Futures Contracts	176,301	—	—	176,301

Total	$176,301	$72,094,831	$—	$72,271,132

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(349,867)	$—	$(349,867)
Swap Contracts	—	(346,986)	—	(346,986)
Futures Contracts	(67,102)	—	—	(67,102)

Total	$(67,102)	$(696,853)	$—	$(763,955)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009, whose fair value was determined using Level 3 inputs.

30

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

31

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance International Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for International Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

32

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

33

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES

Eaton Vance International Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

34

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES CONT’D

International Income Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

35

This Page Intentionally Left Blank

Investment Adviser of
International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance International Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3042-6/10	INTLISRC

Semiannual Report April 30 , 2010 EATON VANCE LOW DURATION FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Low Duration Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Susan Schiff, CFA
Portfolio Manager
•	The six months ending April 30, 2010, began with signs of an economic recovery and significantly less volatility in the credit markets than was experienced in the previous reporting period. Both the capital markets and U.S. economy showed signs of stabilization as the new calendar year began. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010.
•	Throughout the six-month period, the Federal Reserve Board (the Fed) maintained its federal funds target rate at between 0.0% and 0.25%. At its meeting on April 28, 2010, the Fed noted that economic activity had continued to strengthen and that the labor market was beginning to improve. However, with substantial unused capacity continuing to restrain cost pressures, it seems likely that the economy can continue to grow GDP (gross domestic product) above trend for some time without the threat of inflation. During the six-month period, yields throughout the yield curve rose slightly, with the most significant changes at the long end of the curve: Yields on 10- and 30-year U.S. Treasury securities rose by 25-30 basis points (0.25%-0.30%) during the period.
•	Most of the government programs aimed at bolstering the economy were in full swing at the beginning of the period, but many had ended as of April 30. Some of these programs were specifically directed at freeing up capital and providing access to credit; others were targeted more specifically to help existing homeowners avoid foreclosure and to maintain affordability for new homeowners. One of the most significant steps taken was the Fed’s purchase of mortgage-backed securities (MBS) in the secondary market. This program, designed to sustain lower mortgage rates, ended on March 31, 2010, by which time the Fed had purchased a total of $1.25 trillion in U.S. Government Agency MBS. The Fed’s MBS purchase program was well-managed, with purchases slowly tapering off over the last couple of months. As a result of the program’s transparency, its conclusion did not seem to cause a disruption in the MBS markets.

•	The floating-rate loan market produced generally robust performance during the period, as economic growth returned and the credit markets began to stabilize.

•	Toward the very end of the six-month period, concerns surrounding Greece’s ability to rein in spending and pay off its debt hit all credit markets and caused a modest widening of yield spreads.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The Fund[1] seeks total return, an objective it pursues primarily through investments in securities issued by the U.S. government (or its agencies and instrumentalities) and at least 90% of the Fund’s net assets are invested in investment-grade securities.

•	During the six months ending April 30, 2010, the Fund outperformed both the BofA Merrill Lynch 1-3 Year U.S. Treasury Index and the average return of the Lipper Short U.S. Government Funds Classification[3]. The Fund’s performance was primarily the result of an approximate 7% allocation to bank loans in Floating Rate Portfolio, a slight tightening in the yield spreads between MBS and Treasuries,
Total Return Performance
10/31/09 – 4/30/10

Class A2	1.78%
Class B2	1.41
Class C2	1.48
Class I2	1.91
BofA Merrill Lynch 1-3 Year U.S. Treasury Index[3]	0.79
Lipper Short U.S. Government Funds Average[3]	1.33
See page 3 for more performance information.

[1]	The Fund pursues its objective by investing in one or more registered investment companies (each a “Portfolio”) that are managed by Eaton Vance Management or its affiliates. The Fund currently invests in Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio (collectively, the “Portfolios”). Effective November 16, 2009, the Fund also may invest in Multi-Sector Portfolio. References to investments are to the Portfolios’ holdings.

[2]	Six-month returns are cumulative. These returns do not include the 2.25% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares are offered at net asset value (NAV). If sales charges were deducted, the returns would be lower.

[3]	It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper average is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

1

Eaton Vance Low Duration Fund as of April 30, 2010
INVESTMENT UPDATE
and a slightly shorter duration. In the seasoned, U.S. Government Agency MBS (seasoned MBS) market, which is where the Fund focuses, the yield spread tightened by approximately 30 basis points (0.30%) during the six months. Principal prepayment rates on the Fund’s seasoned MBS were relatively stable for the entire period, paying consistently at an annualized percentage rate in the mid-teens.
•	The floating-rate loan market, as measured by the S&P/LSTA Leveraged Loan Index, returned 9.57% during the period. Performance was driven by a combination of technical and fundamental improvements that strengthened both the supply/demand balance and the market outlook. From a technical standpoint, robust high-yield bond issuance alone was responsible for $13 billion of loan repayments in the first quarter of 2010, according to Standard & Poor’s Leveraged Commentary & Data. On the demand side, there were steady inflows, as investors sought more-favorable yields and protection from the anticipated rise in short-term interest rates. In terms of fundamentals, earnings across the bank loan universe improved and default rates continued to decline.
•	The Fund’s investment emphasis remained on seasoned MBS during the entire period. Typically, the mortgages underlying seasoned MBS were originated in the 1980s and 1990s. As a result, they have generally lower loan-to-home value ratios, meaning that the underlying homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. Within the seasoned MBS market, the Fund focused on seasoned, adjustable-rate mortgages (seasoned ARMs). Also, the Fund continued to add exposure to U.S. Government Agency for International Development (AID) bonds and U.S. Government Agency debentures. Both of these additions were made because of management’s belief that these areas represented potential relative value within the Fund’s allowable markets. The Fund had no direct exposure to the subprime lending market or to non-agency MBS during the period.
•	As the U.S. economy continued to show signs of stabilization and positive growth, the Fund shortened its duration slightly from 1.51 years at the beginning of the six-month period to 1.27 years as of April 30, 2010. Duration indicates price sensitivity to changes in interest rates of a fixed-income security or portfolio, based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest-rate risk than a longer duration instrument.
Portfolio Composition
Diversification by Sectors1
By total investments

[1]	The Diversification by Sectors breakdown reflects the Fund’s investments in Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio as of 4/30/10. Sectors are shown as a percentage of the Fund’s total investments in the Portfolios.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information may not be representative of the Portfolios’ current or future investments and may change due to active management.

2

Eaton Vance Low Duration Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Class Share Symbol	EALDX	EBLDX	ECLDX	EILDX

Average Annual Total Returns (at net asset value)
Six Months	1.78%	1.41%	1.48%	1.91%
One Year	6.22	5.44	5.59	N.A.
Five Years	4.51	3.73	3.89	N.A.
Life of Fund†	3.33	2.56	2.72	6.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.50%	-1.59%	0.48%	1.91%
One Year	3.79	2.44	4.59	N.A.
Five Years	4.04	3.73	3.89	N.A.
Life of Fund†	3.02	2.56	2.72	6.32

† Inception Dates – Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02; Class I: 5/4/09

[1]       Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent a fee waiver and/or expense reimbursement by the investment adviser and administrator, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2.0% — 3rd year; 1% — 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Gross Expense Ratio	1.05%	1.80%	1.65%	0.80%
Net Expense Ratio	1.00	1.75	1.60	0.75

[2]	Source: Prospectus dated 3/1/10. The Net Expense Ratio reflects a contractual expense reimbursement that continues through 2/28/11. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance. com.

3

Eaton Vance Low Duration Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Low Duration Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,017.80	$4.95
Class B	$1,000.00	$1,014.10	$8.69
Class C	$1,000.00	$1,014.80	$7.89
Class I	$1,000.00	$1,019.10	$3.70

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96
Class B	$1,000.00	$1,016.20	$8.70
Class C	$1,000.00	$1,017.00	$7.90
Class I	$1,000.00	$1,021.10	$3.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares, 1.58% for Class C shares and 0.74% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Low Duration Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Investment Portfolio, at value (identified cost, $451,324,659)	$456,568,753
Investment in Floating Rate Portfolio, at value (identified cost, $34,419,220)	38,002,286
Investment in Government Obligations Portfolio, at value (identified cost, $5,858,923)	6,668,150
Receivable for Fund shares sold	2,366,979

Total assets	$503,606,168

Liabilities

Payable for Fund shares redeemed	$2,700,505
Distributions payable	281,690
Payable to affiliates:
Distribution and service fees	172,910
Trustees’ fees	41
Accrued expenses	128,211

Total liabilities	$3,283,357

Net Assets	$500,322,811

Sources of Net Assets

Paid-in capital	$502,250,523
Accumulated net realized loss from Portfolios	(9,871,303)
Accumulated distributions in excess of net investment income	(1,692,796)
Net unrealized appreciation from Portfolios	9,636,387

Net Assets	$500,322,811

Class A Shares

Net Assets	$318,230,575
Shares Outstanding	34,694,462
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.17
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.38

Class B Shares

Net Assets	$8,504,086
Shares Outstanding	926,025
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.18

Class C Shares

Net Assets	$143,389,010
Shares Outstanding	15,618,387
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.18

Class I Shares

Net Assets	$30,199,140
Shares Outstanding	3,294,647
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.17

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolios (net of foreign taxes, $308)	$8,361,265
Dividends allocated from Portfolios	13
Expenses allocated from Portfolios	(1,331,483)

Total investment income from Portfolios	$7,029,795

Expenses

Distribution and service fees
Class A	$377,655
Class B	43,955
Class C	531,640
Trustees’ fees and expenses	251
Custodian fee	21,237
Transfer and dividend disbursing agent fees	161,780
Legal and accounting services	23,809
Printing and postage	63,120
Registration fees	84,536
Miscellaneous	519

Total expenses	$1,308,502

Net investment income	$5,721,293

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$809,549
Financial futures contracts	(217,217)
Foreign currency and forward foreign currency exchange contract transactions	321,585

Net realized gain	$913,917

Change in unrealized appreciation (depreciation) —
Investments	$2,235,944
Financial futures contracts	(993,105)
Foreign currency and forward foreign currency exchange contracts	(27,964)

Net change in unrealized appreciation (depreciation)	$1,214,875

Net realized and unrealized gain	$2,128,792

Net increase in net assets from operations	$7,850,085

See notes to financial statements

5

Eaton Vance Low Duration Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$5,721,293	$5,923,639
Net realized gain from investment transactions, financial futures contracts and foreign currency and forward foreign currency exchange contract transactions	913,917	9,253
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	1,214,875	12,021,182

Net increase in net assets from operations	$7,850,085	$17,954,074

Distributions to shareholders —
From net investment income
Class A	$(5,004,996)	$(5,345,710)
Class B	(114,141)	(242,870)
Class C	(1,696,706)	(1,808,951)
Class I	(380,219)	(13,006)
Tax return of capital
Class A	—	(625,003)
Class B	—	(28,395)
Class C	—	(211,496)
Class I	—	(1,521)

Total distributions to shareholders	$(7,196,062)	$(8,276,952)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$149,841,301	$246,909,769
Class B	2,912,456	7,254,246
Class C	55,951,611	82,195,986
Class I	19,858,033	14,721,450
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,237,071	4,219,076
Class B	82,951	173,867
Class C	1,240,531	1,480,956
Class I	28,877	5,024
Cost of shares redeemed
Class A	(91,831,332)	(78,601,217)
Class B	(1,343,353)	(3,110,031)
Class C	(14,960,750)	(19,819,488)
Class I	(4,087,477)	(388,341)
Net asset value of shares exchanged
Class A	1,499,983	3,657,079
Class B	(1,499,983)	(3,657,079)

Net increase in net assets from Fund share transactions	$121,929,919	$255,041,297

Net increase in net assets	$122,583,942	$264,718,419

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$377,738,869	$113,020,450

At end of period	$500,322,811	$377,738,869

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(1,692,796)	$(218,027)

See notes to financial statements

6

Eaton Vance Low Duration Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.160		$8.720	$8.990	$9.060	$9.220	$9.420

Income (Loss) From Operations

Net investment income(1)	$0.121		$0.270	$0.344	$0.397	$0.333	$0.224
Net realized and unrealized gain (loss)	0.041		0.549	(0.191)	0.028	0.002	(0.033)

Total income from operations	$0.162		$0.819	$0.153	$0.425	$0.335	$0.191

Less Distributions

From net investment income	$(0.152)		$(0.339)	$(0.423)	$(0.482)	$(0.495)	$(0.391)
Tax return of capital	—		(0.040)	—	(0.013)	—	—

Total distributions	$(0.152)		$(0.379)	$(0.423)	$(0.495)	$(0.495)	$(0.391)

Net asset value — End of period	$9.170		$9.160	$8.720	$8.990	$9.060	$9.220

Total Return(2)	1.78	%(3)	9.57%	1.65%	4.82%	3.74%	2.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$318,231		$254,074	$71,284	$20,998	$21,157	$23,876
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.99	%(7)	1.00%	1.00%	1.17%	1.29%	1.24%
Net investment income	2.67	%(7)	2.99%	3.83%	4.40%	3.65%	2.41%
Portfolio Turnover of Investment Portfolio	8	%(3)	34%	24%	35%	46%	67%
Portfolio Turnover of Floating Rate Portfolio	22	%(3)	35%	7%	61%	50%	57%
Portfolio Turnover of Government Obligations Portfolio	9	%(3)	28%	19%	n/a	2%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30%, 0.39%, 0.15% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance Low Duration Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.170		$8.730	$9.000	$9.060	$9.210	$9.420

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.219	$0.290	$0.330	$0.266	$0.153
Net realized and unrealized gain (loss)	0.041		0.530	(0.208)	0.036	0.010	(0.043)

Total income from operations	$0.129		$0.749	$0.082	$0.366	$0.276	$0.110

Less Distributions

From net investment income	$(0.119)		$(0.277)	$(0.352)	$(0.413)	$(0.426)	$(0.320)
Tax return of capital	—		(0.032)	—	(0.013)	—	—

Total distributions	$(0.119)		$(0.309)	$(0.352)	$(0.426)	$(0.426)	$(0.320)

Net asset value — End of period	$9.180		$9.170	$8.730	$9.000	$9.060	$9.210

Total Return(2)	1.41	%(3)	8.71%	0.85%	4.14%	3.07%	1.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,504		$8,338	$7,290	$3,367	$6,491	$9,704
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.74	%(7)	1.75%	1.75%	1.92%	2.04%	1.99%
Net investment income	1.93	%(7)	2.44%	3.22%	3.66%	2.91%	1.64%
Portfolio Turnover of Investment Portfolio	8	%(3)	34%	24%	35%	46%	67%
Portfolio Turnover of Floating Rate Portfolio	22	%(3)	35%	7%	61%	50%	57%
Portfolio Turnover of Government Obligations Portfolio	9	%(3)	28%	19%	n/a	2%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30%, 0.39%, 0.15% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Low Duration Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.170		$8.730	$9.000	$9.060	$9.220	$9.420

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.218	$0.299	$0.342	$0.277	$0.167
Net realized and unrealized gain (loss)	0.041		0.546	(0.203)	0.038	0.003	(0.033)

Total income from operations	$0.135		$0.764	$0.096	$0.380	$0.280	$0.134

Less Distributions

From net investment income	$(0.125)		$(0.290)	$(0.366)	$(0.427)	$(0.440)	$(0.334)
Tax return of capital	—		(0.034)	—	(0.013)	—	—

Total distributions	$(0.125)		$(0.324)	$(0.366)	$(0.440)	$(0.440)	$(0.334)

Net asset value — End of period	$9.180		$9.170	$8.730	$9.000	$9.060	$9.220

Total Return(2)	1.48	%(3)	8.89%	1.02%	4.30%	3.12%	1.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$143,389		$100,970	$34,447	$16,298	$14,937	$25,050
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.58	%(7)	1.60%	1.60%	1.78%	1.89%	1.84%
Net investment income	2.06	%(7)	2.42%	3.32%	3.80%	3.04%	1.79%
Portfolio Turnover of Investment Portfolio	8	%(3)	34%	24%	35%	46%	67%
Portfolio Turnover of Floating Rate Portfolio	22	%(3)	35%	7%	61%	50%	57%
Portfolio Turnover of Government Obligations Portfolio	9	%(3)	28%	19%	n/a	2%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30%, 0.39%, 0.15% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

9

Eaton Vance Low Duration Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$9.150		$8.970

Income (Loss) From Operations

Net investment income(2)	$0.132		$0.134
Net realized and unrealized gain	0.051		0.242

Total income from operations	$0.183		$0.376

Less Distributions

From net investment income	$(0.163)		$(0.175)
Tax return of capital	—		(0.021)

Total distributions	$(0.163)		$(0.196)

Net asset value — End of period	$9.170		$9.150

Total Return(3)	1.91	%(4)	4.34	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,199		$14,356
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.74	%(8)	0.75	%(8)
Net investment income	2.91	%(8)	2.95	%(8)
Portfolio Turnover of Investment Portfolio	8	%(4)	34	%(9)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35	%(9)
Portfolio Turnover of Government Obligations Portfolio	9	%(4)	28	%(9)

(1)	For the period from the start of business, May 4, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The investment adviser waived its investment adviser and administration fee and the administrator reimbursed expenses (equal to 0.07% for the period ended October 31, 2009).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2009.

See notes to financial statements

10

Eaton Vance Low Duration Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following three portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Portfolio, Floating Rate Portfolio and Government Obligations Portfolio (the Portfolios), which are Massachusetts business trusts. Effective November 16, 2009, the Fund also may invest in another portfolio managed by EVM or its affiliates, Multi-Sector Portfolio, which is a Massachusetts business trust. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Investment Portfolio, Floating Rate Portfolio and Government Obligations Portfolio (90.8%, 0.7% and 0.7%, respectively, at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Investment Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Investment Portfolio is discussed in Note 1A of Investment Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Floating Rate Portfolio and Government Obligations Portfolio for applicable investments.

Additional valuation policies for Floating Rate Portfolio are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

11

Eaton Vance Low Duration Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $11,344,560 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($5,478), October 31, 2011 ($4,082,489), October 31, 2012 ($3,697,770), October 31, 2013 ($1,016,104), October 31, 2014 ($811,882), October 31, 2015 ($374,820), October 31, 2016 ($594,536) and October 31, 2017 ($761,481), respectively.

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences

12

Eaton Vance Low Duration Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios), and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement, and subsequent fee waiver agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee waiver agreement may not be amended or terminated without the approval of the Fund’s Trustees and shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2010, the Fund’s allocated portion of the adviser fees paid by the Portfolios was 0.51% (annualized) of the Fund’s average daily net assets and amounted to $1,177,333. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.00%, 1.75%, 1.60% and 0.75% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2011. Pursuant to this agreement, EVM was not allocated any of the Fund’s operating expenses for the six months ended April 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $6,633 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $22,537 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $377,655 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts therefore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $32,966 and $375,276 for Class B and Class C shares, respectively, representing 0.75% and 0.60% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,151,000 and $11,923,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $10,989 and $156,364 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that

13

Eaton Vance Low Duration Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $11,000, $11,000 and $27,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Investment Portfolio	$165,522,088	$23,808,337
Floating Rate Portfolio	4,743,409	1,817,459
Government Obligations Portfolio	—	25,000,000

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	16,343,514	27,392,705
Issued to shareholders electing to receive payments of distributions in Fund shares	462,037	466,994
Redemptions	(10,020,204)	(8,697,663)
Exchange from Class B shares	163,623	407,607

Net increase	6,948,970	19,569,643

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	317,268	810,562
Issued to shareholders electing to receive payments of distributions in Fund shares	9,036	19,328
Redemptions	(146,420)	(349,604)
Exchange to Class A shares	(163,336)	(406,294)

Net increase	16,548	73,992

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	6,097,883	9,113,096
Issued to shareholders electing to receive payments of distributions in Fund shares	135,150	164,235
Redemptions	(1,630,248)	(2,209,769)

Net increase	4,602,785	7,067,562

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	2,168,485	1,611,035
Issued to shareholders electing to receive payments of distributions in Fund shares	3,150	550
Redemptions	(446,072)	(42,501)

Net increase	1,725,563	1,569,084

(1)	Class I commenced operations on May 4, 2009.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Eaton Vance Low Duration Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010 and October 31, 2009, the Fund’s investments in Floating Rate Portfolio and Government Obligations Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

15

Investment Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 51.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.905%, with maturity at 2020(1)	$1,225	$1,259,390
2.935%, with maturity at 2023(1)	2,640	2,734,268
3.036%, with various maturities to 2037(1)	3,240	3,341,526
3.078%, with various maturities to 2022(1)	5,273	5,388,623
3.159%, with maturity at 2035(1)	8,496	8,743,840
3.207%, with maturity at 2035(1)	6,153	6,348,014
3.375%, with maturity at 2034(1)	3,062	3,178,449
3.396%, with maturity at 2022(1)	596	617,814
3.72%, with maturity at 2032(1)	2,465	2,527,691
3.751%, with maturity at 2029(1)	1,765	1,807,219
3.842%, with maturity at 2034(1)	1,376	1,438,683
3.924%, with maturity at 2025(1)	2,190	2,290,761
4.24%, with maturity at 2037(1)	3,132	3,275,209
4.359%, with maturity at 2030(1)	2,333	2,439,971
4.50%, with maturity at 2018	6,933	7,324,997
5.00%, with maturity at 2014	1,143	1,209,081
5.50%, with various maturities to 2017	1,421	1,524,627
5.574%, with maturity at 2032(1)	1,067	1,126,427
6.00%, with various maturities to 2035(2)	19,048	20,632,383
6.50%, with various maturities to 2030	1,094	1,202,752
7.00%, with various maturities to 2035	2,886	3,224,576
7.50%, with various maturities to 2017	2,101	2,247,574
8.00%, with various maturities to 2025	596	670,280
9.25%, with maturity at 2017	7	8,462

		$84,562,617

Federal National Mortgage Association:
2.743%, with maturity at 2031(1)	$6,173	$6,401,359
2.864%, with various maturities to 2027(1)	1,095	1,129,145
2.906%, with maturity at 2020(1)	1,101	1,121,101
2.944%, with maturity at 2018(1)	715	729,285
2.974%, with maturity at 2031(1)	8,995	9,214,754
2.997%, with maturity at 2018(1)	108	110,390
3.036%, with various maturities to 2035(1)	6,988	7,222,870
3.076%, with maturity at 2019(1)	3,184	3,299,997
3.078%, with maturity at 2032(1)	3,272	3,380,669
3.234%, with maturity at 2037(1)	7,428	7,726,939
3.319%, with maturity at 2030(1)	1,486	1,536,908
3.344%, with maturity at 2036(1)	822	845,586
3.367%, with maturity at 2029(1)	665	683,815
3.569%, with maturity at 2040(1)	2,173	2,292,901
3.704%, with maturity at 2030(1)	5,488	5,729,096
3.71%, with maturity at 2034(1)	9,341	9,768,474
3.748%, with maturity at 2036(1)	3,013	3,095,445
3.828%, with maturity at 2018(1)	93	94,492
3.85%, with maturity at 2035(1)	4,066	4,252,496
3.866%, with maturity at 2021(1)	1,446	1,511,793
3.92%, with maturity at 2030(1)	2,047	2,140,790
3.952%, with maturity at 2034(1)	6,026	6,301,917
4.023%, with maturity at 2036(1)	847	873,139
4.099%, with maturity at 2021(1)	2,430	2,520,141
4.104%, with maturity at 2033(1)	2,167	2,266,612
4.50%, with various maturities to 2018	23,876	25,109,248
4.518%, with maturity at 2035(1)	2,876	3,007,643
4.524%, with maturity at 2036(1)	4,867	5,089,331
4.656%, with maturity at 2035(1)	5,552	5,806,466
4.837%, with maturity at 2034(1)	2,288	2,392,991
4.952%, with maturity at 2034(1)	6,568	6,868,238
5.00%, with various maturities to 2018	11,462	12,213,872
5.50%, with various maturities to 2017	5,258	5,624,896
6.00%, with various maturities to 2031	6,635	7,162,173
6.319%, with maturity at 2032(1)	912	954,194
6.50%, with various maturities to 2019	1,993	2,118,477
7.00%, with various maturities to 2033	6,550	7,292,810
8.00%, with maturity at 2023	212	240,908
9.00%, with maturity at 2011	2	1,929
9.50%, with maturity at 2022	829	969,984
9.508%, with maturity at 2018(3)	549	633,022

		$169,736,296

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$1,259	$1,299,780
8.25%, with maturity at 2020	385	443,939
9.00%, with maturity at 2017	434	495,913

		$2,239,632

Total Mortgage Pass-Throughs
(identified cost $250,819,243)		$256,538,545

Collateralized Mortgage Obligations — 6.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.264%, 10/15/22(4)	$124	$121,064
Series 2135, Class JZ, 6.00%, 3/15/29	6,925	7,461,329

		$7,582,393

Federal National Mortgage Association:
Series G93-17, Class FA, 1.281%, 4/25/23(4)	$262	$266,652
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,214	1,331,765
Series G97-4, Class FA, 1.081%, 6/17/27(4)	856	868,349

See notes to financial statements

16

Investment Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association (continued):
Series 296, (Interest Only), Class 2, 8.673%, 4/1/24(5)	$3,729	$844,751
Series 1993-203, Class PL, 6.50%, 10/25/23	1,523	1,665,119
Series 1993-250, Class Z, 7.00%, 12/25/23	452	493,722
Series 1994-14, Class F, 3.214%, 10/25/23(4)	1,525	1,572,895
Series 2001-4, Class GA, 9.965%, 4/17/25(3)	303	348,199
Series 2005-68, (Interest Only), Class XI, 5.936%, 8/25/35(5)	19,385	5,144,918
Series 2009-48, Class WA, 5.836%, 7/25/39(3)	3,260	3,507,479
Series 2009-62, Class WA, 5.554%, 8/25/39(3)	4,485	4,804,163

		$20,848,012

Government National Mortgage Association:
Series 2000-30, Class F, 0.806%, 12/16/22(4)	$1,515,433	$1,528,795

Total Collateralized Mortgage Obligations
(identified cost $29,172,855)		$29,959,200

Commercial Mortgage-Backed Securities — 9.4%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,552,268
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	4,744	4,840,719
COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,000	6,130,705
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,420	1,430,350
CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	2,734	2,778,073
CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	3,100	3,097,704
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	800	808,882
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	518	531,381
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	1,101	1,139,191
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,829,955
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,530	1,532,117
MLMT, Series 2006-C2, Class A1, 5.601%, 8/12/43	223	225,203
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	9,650	10,062,811
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	2,354	2,368,815

Total Commercial Mortgage-Backed Securities
(identified cost $47,037,025)		$47,328,174

U.S. Government Agency Obligations — 22.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,551,185

Federal Home Loan Bank:
4.50%, 9/13/19	$25,000	$25,992,650
5.365%, 9/9/24	8,000	8,706,440
5.375%, 9/30/22	10,135	11,177,973
5.375%, 8/15/24	3,500	3,814,296
5.75%, 6/12/26	12,000	13,033,032

		$62,724,391

United States Agency for International Development - Israel:
0.00%, 3/18/15	$4,030	$2,981,596
0.00%, 2/15/18	5,050	3,752,508
0.00%, 5/1/18	5,710	4,195,565
0.00%, 5/1/20	1,100	710,507
0.00%, 3/15/21	20,000	12,263,900
5.50%, 4/26/24	17,000	18,663,807

		$42,567,883

Total U.S. Government Agency Obligations
(identified cost $110,353,982)		$110,843,459

U.S. Treasury Obligations — 6.0%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Notes, 1.375%, 9/15/12	$30,000	$30,159,390

Total U.S. Treasury Obligations
(identified cost $29,926,339)		$30,159,390

Short-Term Investments — 5.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(6)	$26,890	$26,889,716

Total Short-Term Investments
(identified cost $26,889,716)		$26,889,716

Total Investments — 99.7%
(identified cost $494,199,160)		$501,718,484

Other Assets, Less Liabilities — 0.3%		$1,370,981

Net Assets — 100.0%		$503,089,465

See notes to financial statements

17

Investment Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

COMM - Commercial Mortgage Pass-Through Certificate

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corp.

GMACC - GMAC Commercial Mortgage Securities, Inc.

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MSC - Morgan Stanley Capital I

SBM7 - Salomon Brothers Mortgage Securities VII, Inc.

(1)	Adjustable rate mortgage.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $6,804 and $0, respectively.

Forward Sale Commitments

	Principal
	Amount
Security	(000’s omitted)	Value

Mortgage Pass-Throughs

Federal Home Loan Mortgage Corp.:
5.50%, TBA, with maturity at 2040	$(10,000)	$(10,562,392)
6.00%, TBA, with maturity at 2040	(15,000)	(16,056,185)

Total Forward Sale Commitments
(proceeds $26,511,719)		$(26,618,577)

TBA - To Be Announced.

See notes to financial statements

18

Investment Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $467,309,444)	$474,828,768
Affiliated investment, at value (identified cost, $26,889,716)	26,889,716
Interest receivable	2,125,778
Interest receivable from affiliated investment	2,294
Receivable for investments sold	27,123,615

Total assets	$530,970,171

Liabilities

Payable for investments purchased	$408,276
Payable for variation margin on open financial futures contracts	581,719
Payable for forward sale commitments, at value (proceeds receivable, $26,511,719)	26,618,577
Payable to affiliates:
Investment adviser fee	201,201
Trustees’ fees	1,193
Accrued expenses	69,740

Total liabilities	$27,880,706

Net Assets applicable to investors’ interest in Portfolio	$503,089,465

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$497,228,467
Net unrealized appreciation	5,860,998

Total	$503,089,465

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest	$7,499,478
Interest allocated from affiliated investments	21,893
Expenses allocated from affiliated investments	(15,089)

Total investment income	$7,506,282

Expenses

Investment adviser fee	$1,065,875
Trustees’ fees and expenses	7,572
Custodian fee	112,395
Legal and accounting services	21,858
Miscellaneous	6,685

Total expenses	$1,214,385

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$1,214,383

Net investment income	$6,291,899

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$192,327
Investment transactions allocated from affiliated investments	(6,314)
Financial futures contracts	(205,297)

Net realized loss	$(19,284)

Change in unrealized appreciation (depreciation) —
Investments	$1,329,633
Financial futures contracts	(1,139,486)

Net change in unrealized appreciation (depreciation)	$190,147

Net realized and unrealized gain	$170,863

Net increase in net assets from operations	$6,462,762

See notes to financial statements

19

Investment Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$6,291,899	$6,136,695
Net realized loss from investment transactions and financial futures contracts	(19,284)	(276,535)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	190,147	6,994,151

Net increase in net assets from operations	$6,462,762	$12,854,311

Capital transactions —
Contributions	$186,972,014	$292,367,758
Withdrawals	(24,210,662)	(87,570,705)

Net increase from capital transactions	$162,761,352	$204,797,053

Net increase in net assets	$169,224,114	$217,651,364

Net Assets

At beginning of period	$333,865,351	$116,213,987

At end of period	$503,089,465	$333,865,351

See notes to financial statements

20

Investment Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.57	%(1)	0.58%	0.63%	0.65%	0.66%	0.65%
Expenses after custodian fee reduction	0.57	%(1)	0.58%	0.63%	0.65%	0.66%	0.64%
Net investment income	2.91	%(1)	3.23%	3.96%	4.67%	4.03%	2.65%
Portfolio Turnover	8	%(2)	34%	24%	35%	46%	67%

Total Return	1.46	%(2)	7.76%	4.34%	5.52%	4.29%	2.32%

Net assets, end of period (000’s omitted)	$503,089		$333,865	$116,214	$42,324	$38,835	$46,041

(1)	Annualized.

(2)	Not annualized.

See notes to financial statements

21

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Investment Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Low Duration Fund, Eaton Vance Strategic Income Fund and Eaton Vance Diversified Income Fund held an interest of 90.8%, 4.8% and 2.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee

22

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency MBS to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $1,077,734 of which $11,859 was allocated from Cash Management Portfolio and $1,065,875 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to

23

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and forward sale commitments and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$23,758,858
U.S. Government and Agency Securities	144,413,517

$168,172,375

Sales

Investments (non-U.S. Government)	$6,106,821
U.S. Government and Agency Securities	28,567,786

$34,674,607

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$494,978,920

Gross unrealized appreciation	$7,560,733
Gross unrealized depreciation	(821,169)

Net unrealized appreciation	$6,739,564

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	110 U.S. 5-Year Treasury Note	Short	$(12,690,865)	$(12,744,531)	$(53,666)
6/10	750 U.S. 10-Year Treasury Note	Short	(87,543,629)	(88,429,688)	(886,059)
6/10	230 U.S. 30-Year Treasury Bond	Short	(26,772,632)	(27,384,375)	(611,743)

					$(1,551,468)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Future contracts	$—	$(1,551,468	)(1)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Future contracts	$(205,297)	$(1,139,486)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

24

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $82,143,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$256,538,545	$—	$256,538,545
Collateralized Mortgage Obligations	—	29,959,200	—	29,959,200
Commercial Mortgage-Backed Securities	—	47,328,174	—	47,328,174
U.S. Government Agency Obligations	—	110,843,459	—	110,843,459
U.S. Treasury Obligations	—	30,159,390	—	30,159,390
Short-Term Investments	—	26,889,716	—	26,889,716

Total Investments	$—	$501,718,484	$—	$501,718,484

Liability Description

Futures Contracts	$(1,551,468)	$—	$—	$(1,551,468)
Forward Sale Commitments	—	(26,618,577)	—	(26,618,577)

Total	$(1,551,468)	$(26,618,577)	$—	$(28,170,045)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

25

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

26

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Low Duration Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Floating Rate Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Portfolio, the portfolios in which the Fund is authorized to invest (the “Portfolios”), each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements for the Fund and the Portfolios, respectively. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund and the investment advisory agreements of each Portfolio the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

27

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board considered that EVM is waiving its investment advisory and administration fee in its entirety and has agreed to pay other expenses of the Fund, which will lower the Fund’s total expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

28

Eaton Vance Low Duration Fund

OFFICERS AND TRUSTEES

Eaton Vance Low Duration Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Thomas H. Luster Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer

29

Eaton Vance Low Duration Fund

OFFICERS AND TRUSTEES CONT’D

Investment Portfolio

Officers
Mark S. Venezia
President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

30

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Investment Adviser of Investment Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Low Duration Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Low Duration Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1560-6/10	LDSRC

Eaton Vance Investment Managers Semicolon Report April 30, 2010 EATON VANCE STRATEGIC INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Strategic Income Fund as of April 30, 2010
I N V E S T M E N T   U P D A T E
Economic and Market Conditions

Mark S. Venezia, CFA
Co-Portfolio Manager
•	During the six months ending April 30, 2010, the strongest returns in the global credit markets were generated by the riskier assets. The credit spread tightening that was a highlight of the prior six-month period continued across virtually all areas of the bond market. Within the U.S. income markets, the high-yield bond and bank loan markets produced strong returns. The S&P/LSTA Leveraged Loan Index returned 9.57%, and the BofA Merrill Lynch U.S. High Yield Index returned 11.65%. U.S. government agency mortgage-backed securities (MBS) also generated positive returns, with the BofA Merrill Lynch Mortgage Master Index returning 2.14%.

Eric Stein, CFA
Co-Portfolio Manager
•	Similar to the stronger returns in the riskier sectors of the U.S. bond market, most emerging-market currencies posted strong performance against the U.S. dollar and the euro. Looking across the currency markets, the strongest performers were those of Eastern Europe, the Middle East, and Africa (against the euro) and those of emerging Asia (against the dollar). However, the returns of many of the developed markets, including the euro, underperformed the U.S. dollar for the period.

•	Despite the rally across many markets, the most notable developments during the period were the problems in Europe. The euro depreciated by approximately 10% against the U.S. dollar during the six-month period, as markets increasingly focused on the fiscal problems in Portugal, Italy, Greece and Spain. In addition, heightened fiscal concerns, focusing on Greece’s debt and deficit levels, were a source of consistent negative headlines throughout the period, resulting in increased volatility and a significant widening in the country’s sovereign credit default swap (CDS) spreads.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolios’ current or future investments and may change due to active management.
•	Globally, economic data provided evidence of economic recovery, particularly in the emerging markets. Regionally, Asia produced the strongest growth results, with the Euro Zone lagging. Consistent with the economic recovery, during the last few months of the period, central banks in certain emerging-market and commodity-exporting countries began removing their monetary stimulus. Notably, the central banks of Australia, Norway, India, Israel and Malaysia raised interest rates during the first quarter of 2010. In the United States, the Federal Reserve (the Fed) left short-term interest rates unchanged but began unwinding various emergency programs that were designed to stabilize the financial system during the credit crisis.

Total Return Performance
10/31/09 – 4/30/10

Class A1	6.31%
Class B1	6.02
Class C1	5.88
Class I1	6.44
Class R1	6.32
Barclays Capital U.S. Aggregate Bond Index[2]	2.54
Lipper Multi-Sector Income Funds Average[2]	7.43
See page 4 for more performance information.

[1]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Barclays Capital U.S. Aggregate Bond Index consists of U.S. dollar denominated, investment-grade fixed-income securities. In addition to such securities, the Fund also has significant exposures to non-investment grade investments, global securities and derivatives. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Strategic Income Fund as of April 30, 2010
I N V E S T M E N T   U P D A T E
Management Discussion
•	The Fund seeks to provide total return. The Fund seeks to achieve its objective primarily by allocating assets among other registered investment companies managed by Eaton Vance Management or its affiliates that invest in different asset classes (the “Portfolios”). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets invested in each Portfolio. The Fund also invests directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund. The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt, MBS, derivative instruments, corporate debt, other fixed-income securities (including taxable municipal securities) and commodities-related investments.

•	The Fund’s investments in all asset classes, through the Portfolios, contributed positively to its performance during the six months ended April 30, 2010, as high-yield bonds, bank loans, and most local emerging-market investments generated strong positive returns.

•	The Fund’s high-yield bond investments, through its investments in High Income Opportunities Portfolio and Boston Income Portfolio, posted strong returns for the period. During the period, economic growth began to strengthen, corporate profits rebounded, and corporate default rates declined. The spread on high-yield bonds narrowed by 187 basis points (1.87%) during the period, reaching 576 basis points (5.76%) over Treasury yields as of April 30, 2010.

•	The Fund’s bank loan investments, through its investment in Floating Rate Portfolio, also posted strong returns for the period. Performance in the floating-rate loan market was driven by a combination of technical and fundamental improvements, which strengthened both the supply/demand balance and the fundamental credit outlook. Similar to the high-yield market, corporate earnings across the bank loan universe improved and default rates continued to decline.

•	In the MBS portion of the Fund, the investment emphasis remained on seasoned, U.S. government agency MBS (seasoned MBS). Typically, the mortgages underlying seasoned MBS were originated in the 1980s and 1990s. As a result, they have generally lower loan-to-home value ratios, meaning that the underlying homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. Yield spreads on seasoned MBS over U.S. Treasuries tightened by approximately 30 basis points (0.30%) during the period. Principal prepayment rates on these securities were relatively stable for the period.

•	Among the Fund’s foreign investments, through its investments in Global Macro Portfolio, International Income Portfolio, Emerging Markets Local Income Portfolio and Global Opportunities Portfolio, the strongest contributors to performance were positions in emerging Asia and Eastern Europe, in addition to short euro positions. Poland and Turkey benefited from their strong fundamentals, despite continuous negative headlines from the European region. Additionally, the Fund was positioned to benefit from the European crisis with a significant short euro position. Regional performance from Asia was strong, as the emerging-Asian currencies appreciated in response to strong economic growth, inflows into equity markets and signs of monetary tightening in certain countries.

•	The Fund’s duration was reduced to 1.61 years as of April 30, 2010, from 1.67 years as of October 31, 2009. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

•	Effective December 1, 2009, Eric Stein became Co-Portfolio Manager of the Fund. Mr. Stein joined Eaton Vance in 2002 and rejoined in 2008. Previously, Mr. Stein worked on the Markets Desk of the Federal Reserve Bank of New York.

2

Eaton Vance Strategic Income Fund as of April 30, 2010
F U N D   C O M P O S I T I O N
Securities Holdings (excludes derivative positions)1
By total net assets

[1]	Securities Holdings reflect the Fund’s securities positions as of 4/30/10. For International and Emerging Markets currency exposures, please refer to the Currency Positions table below.

Currency Positions[2]

By total net assets

Poland	2.9%
Egypt	2.6
India	2.5
Brazil	2.0
Lebanon	1.8
Indonesia	1.7
Norway	1.6
Malaysia	1.5
South Korea	1.2
Turkey	1.1
Mexico	1.0
Kazakhstan	0.7
Israel	0.6
China	0.5
Thailand	0.4
Hungary	0.3
Taiwan	0.3
Uruguay	0.3
Sweden	0.3
Colombia	0.3
Russia	0.2
Australia	0.2
Zambia	0.1
United Kingdom	0.1
Ghana	0.1
Iceland	0.1
Hong Kong	0.1
Peru	0.1
Canada	0.1
Costa Rica	0.0
United Arab Emirates	0.0
Denmark	0.0
Ukraine	0.0
Sri Lanka	0.0
Chile	-0.1
South Africa	-0.4
Japan	-0.4
Euro	-10.5

[2]	Currency Positions reflect the Fund’s investments in Global Macro Portfolio, International Income Portfolio and Emerging Markets Local Income Portfolio and Fund level holdings as of 4/30/10. Currency exposures and positions include all foreign exchange denominated securities and all currency derivatives. Long foreign derivatives were 18.6%. Other short foreign derivatives were 10.0%. All numbers are a percentage of total net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

3

Eaton Vance Strategic Income Fund as of April 30, 2010
F U N D   P E R F O R M A N C E

Performance[1]	Class A	Class B	Class C	Class I	Class R
Share Class Symbols	ETSIX	EVSGX	ECSIX	ESIIX	ERSIX

Average Annual Total Returns (at net asset value)
Six Months	6.31%	6.02%	5.88%	6.44%	6.32%
One Year	22.19	21.03	21.03	22.01	N.A.
Five Years	7.50	6.67	6.64	N.A.	N.A.
10 Years	6.96	6.14	6.15	N.A.	N.A.
Life of Fund†	6.50	6.24	6.92	24.97	11.60

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.22%	1.02%	4.88%	6.44%	6.32%
One Year	16.46	16.03	20.03	22.01	N.A.
Five Years	6.45	6.36	6.64	N.A.	N.A.
10 Years	6.44	6.14	6.15	N.A.	N.A.
Life of Fund†	6.08	6.24	6.92	24.97	11.60

†	Inception Dates — Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94; Class I: 4/3/09; Class R: 8/3/09.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were reflected, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I	Class R

Expense Ratio	1.08%	1.83%	1.83%	0.83%	1.33%

[2]	Source: Prospectus dated 3/1/10, as supplemented.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Strategic Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Strategic Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,063.10	$5.32
Class B	$1,000.00	$1,060.20	$9.14
Class C	$1,000.00	$1,058.80	$9.14
Class I	$1,000.00	$1,064.40	$4.04
Class R	$1,000.00	$1,063.20	$6.60

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.21
Class B	$1,000.00	$1,015.90	$8.95
Class C	$1,000.00	$1,015.90	$8.95
Class I	$1,000.00	$1,020.90	$3.96
Class R	$1,000.00	$1,018.40	$6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04% for Class A shares, 1.79% for Class B shares, 1.79% for Class C shares, 0.79% for Class I shares and 1.29% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance Strategic Income Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 99.9%

Security		Value

Boston Income Portfolio (identified cost, $163,883,911)		$189,404,769
Emerging Markets Local Income Portfolio (identified cost, $101,836,770)		110,106,546
Floating Rate Portfolio (identified cost, $719,019,069)		756,404,705
Global Macro Portfolio (identified cost, $885,609,272)		919,815,154
Global Opportunities Portfolio (identified cost, $414,938,332)		422,677,192
High Income Opportunities Portfolio (identified cost, $122,584,149)		144,570,307
International Income Portfolio (identified cost, $56,140,605)		58,416,130
Investment Portfolio (identified cost, $23,686,544)		24,236,969

Total Investments in Affiliated Portfolios
(identified cost $2,487,698,652)		$2,625,631,772

Short-Term Investments — 0.2%

	Principal
Description	Amount	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/3/10	$4,814,431	$4,814,431

Total Short-Term Investments
(identified cost $4,814,431)		$4,814,431

Total Investments — 100.1%
(identified cost $2,492,513,083)		$2,630,446,203

Other Assets, Less Liabilities — (0.1)%		$(1,796,834)

Net Assets — 100.0%		$2,628,649,369

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See notes to financial statements

6

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments in unaffiliated securities, at value (identified cost, $4,814,431)	$4,814,431
Investments in affiliated Portfolios, at value (identified cost, $2,487,698,652)	2,625,631,772
Foreign currency, at value (identified cost, $41)	41
Receivable for Fund shares sold	9,125,799

Total assets	$2,639,572,043

Liabilities

Payable for Fund shares redeemed	$6,939,883
Distributions payable	2,469,078
Payable to affiliates:
Investment adviser fee	2,595
Distribution and service fees	1,035,932
Trustees’ fees	42
Accrued expenses	475,144

Total liabilities	$10,922,674

Net Assets	$2,628,649,369

Sources of Net Assets

Paid-in capital	$2,496,697,026
Accumulated net realized gain	6,339,962
Accumulated distributions in excess of net investment income	(12,034,272)
Net unrealized appreciation	137,646,653

Total	$2,628,649,369

Class A Shares

Net Assets	$1,587,489,811
Shares Outstanding	192,961,784
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.23
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.64

Class B Shares

Net Assets	$165,312,099
Shares Outstanding	21,288,631
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.77

Class C Shares

Net Assets	$711,706,969
Shares Outstanding	91,630,128
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.77

Class I Shares

Net Assets	$163,651,716
Shares Outstanding	19,927,310
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.21

Class R Shares

Net Assets	$488,774
Shares Outstanding	59,355
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest income (net of foreign taxes, $43,345)	$1,085,898
Interest allocated from affiliated Portfolios (net of foreign taxes, $685,447)	59,141,726
Dividends allocated from affiliated Portfolios (net of foreign taxes, $274)	46,990
Expenses allocated from affiliated Portfolios	(7,485,671)

Total investment income	$52,788,943

Expenses

Investment adviser fee	$323,804
Distribution and service fees
Class A	1,851,554
Class B	813,447
Class C	3,273,052
Class R	598
Trustees’ fees and expenses	250
Custodian fee	22,644
Transfer and dividend disbursing agent fees	1,124,978
Legal and accounting services	30,874
Printing and postage	386,151
Registration fees	99,629
Miscellaneous	12,180

Total expenses	$7,939,161

Net investment income	$44,849,782

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,509,355
Foreign currency and forward foreign currency exchange contract transactions	6,804,443
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	32,336,132
Financial futures contracts	(1,115,028)
Swap contracts	(1,805,520)
Written options	249,681
Foreign currency and forward foreign currency exchange contract transactions	23,088,001

Net realized gain	$61,067,064

Change in unrealized appreciation (depreciation) —
Investments	$446,075
Foreign currency and forward foreign currency exchange contracts	(467,137)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	32,974,333
Securities sold short	(82,209)
Financial futures contracts	(395,660)
Swap contracts	4,739,421
Written options	(283,770)
Foreign currency and forward foreign currency exchange contracts	3,139,813

Net change in unrealized appreciation (depreciation)	$40,070,866

Net realized and unrealized gain	$101,137,930

Net increase in net assets from operations	$145,987,712

See notes to financial statements

7

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$44,849,782	$78,974,520
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	61,067,064	(19,687,126)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	40,070,866	279,248,749

Net increase in net assets from operations	$145,987,712	$338,536,143

Distributions to shareholders —
From net investment income
Class A	$(39,776,325)	$(59,046,308)
Class B	(3,806,798)	(7,614,671)
Class C	(15,261,805)	(23,619,489)
Class I	(2,970,267)	(475,751)
Class R	(5,787)	(13)

Total distributions to shareholders	$(61,820,982)	$(90,756,232)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$346,249,007	$800,260,769
Class B	17,343,080	31,989,103
Class C	125,952,288	245,839,878
Class I	109,280,105	63,746,614
Class R	475,901	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	32,952,630	44,785,129
Class B	2,282,178	4,007,034
Class C	10,191,768	14,642,323
Class I	1,386,251	432,170
Class R	5,760	—
Cost of shares redeemed
Class A	(260,997,899)	(363,376,562)
Class B	(16,241,897)	(34,047,547)
Class C	(65,596,231)	(109,412,874)
Class I	(15,529,446)	(867,996)
Class R	(1,622)	—
Net asset value of shares exchanged
Class A	6,777,254	10,118,332
Class B	(6,777,254)	(10,118,332)

Net increase in net assets from Fund share transactions	$287,751,873	$697,999,041

Net increase in net assets	$371,918,603	$945,778,952

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$2,256,730,766	$1,310,951,814

At end of period	$2,628,649,369	$2,256,730,766

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(12,034,272)	$4,936,928

See notes to financial statements

8

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$7.950		$6.940	$8.020	$7.890	$7.900	$8.030

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.368	$0.402	$0.436	$0.398	$0.294
Net realized and unrealized gain (loss)	0.336		1.062	(0.929)	0.221	0.161	0.166

Total income (loss) from operations	$0.495		$1.430	$(0.527)	$0.657	$0.559	$0.460

Less Distributions

From net investment income	$(0.215)		$(0.420)	$(0.537)	$(0.527)	$(0.563)	$(0.590)
Tax return of capital	—		—	(0.016)	—	(0.006)	—

Total distributions	$(0.215)		$(0.420)	$(0.553)	$(0.527)	$(0.569)	$(0.590)

Net asset value — End of period	$8.230		$7.950	$6.940	$8.020	$7.890	$7.900

Total Return(2)	6.31	%(3)	21.38%	(7.09)%	8.61%	7.30%	5.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,587,490		$1,410,612	$760,072	$598,155	$414,882	$238,973
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.04	%(6)	1.08%	1.04%	1.04%	0.99%	1.02%
Net investment income	3.97	%(6)	5.05%	5.19%	5.49%	5.04%	3.66%
Portfolio Turnover of the Fund	8	%(3)	33%	13%	—	—	—
Portfolio Turnover of Boston Income Portfolio	35	%(3)	74%	54%	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	11	%(3)	26%	38%	2%	—	—
Portfolio Turnover of Floating Rate Portfolio	22	%(3)	35%	7%	61%	50%	57%
Portfolio Turnover of Global Macro Portfolio	11	%(3)	25%	26%	45%	41%	59%
Portfolio Turnover of Global Opportunities Portfolio	13	%(3)(7)	—	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(3)	72%	48%	81%	62%	62%
Portfolio Turnover of International Income Portfolio	5	%(3)	28%	14%	2%	—	—
Portfolio Turnover of Investment Portfolio	8	%(3)	34%	24%	35%	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the period from the Portfolio’s start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

9

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$7.500		$6.570	$7.590	$7.470	$7.480	$7.600

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.295	$0.331	$0.356	$0.320	$0.223
Net realized and unrealized gain (loss)	0.325		0.982	(0.881)	0.207	0.153	0.159

Total income (loss) from operations	$0.447		$1.277	$(0.550)	$0.563	$0.473	$0.382

Less Distributions

From net investment income	$(0.177)		$(0.347)	$(0.456)	$(0.443)	$(0.477)	$(0.502)
Tax return of capital	—		—	(0.014)	—	(0.006)	—

Total distributions	$(0.177)		$(0.347)	$(0.470)	$(0.443)	$(0.483)	$(0.502)

Net asset value — End of period	$7.770		$7.500	$6.570	$7.590	$7.470	$7.480

Total Return(2)	6.02	%(3)	20.08%	(7.73)%	7.77%	6.50%	5.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$165,312		$163,073	$151,015	$180,871	$194,351	$196,766
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.79	%(6)	1.83%	1.79%	1.78%	1.74%	1.77%
Net investment income	3.23	%(6)	4.32%	4.50%	4.74%	4.27%	2.94%
Portfolio Turnover of the Fund	8	%(3)	33%	13%	—	—	—
Portfolio Turnover of Boston Income Portfolio	35	%(3)	74%	54%	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	11	%(3)	26%	38%	2%	—	—
Portfolio Turnover of Floating Rate Portfolio	22	%(3)	35%	7%	61%	50%	57%
Portfolio Turnover of Global Macro Portfolio	11	%(3)	25%	26%	45%	41%	59%
Portfolio Turnover of Global Opportunities Portfolio	13	%(3)(7)	—	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(3)	72%	48%	81%	62%	62%
Portfolio Turnover of International Income Portfolio	5	%(3)	28%	14%	2%	—	—
Portfolio Turnover of Investment Portfolio	8	%(3)	34%	24%	35%	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the period from the Portfolio’s start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

10

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$7.510		$6.570	$7.600	$7.470	$7.480	$7.610

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.296	$0.325	$0.356	$0.320	$0.222
Net realized and unrealized gain (loss)	0.315		0.991	(0.885)	0.217	0.153	0.150

Total income (loss) from operations	$0.437		$1.287	$(0.560)	$0.573	$0.473	$0.372

Less Distributions

From net investment income	$(0.177)		$(0.347)	$(0.457)	$(0.443)	$(0.477)	$(0.502)
Tax return of capital	—		—	(0.013)	—	(0.006)	—

Total distributions	$(0.177)		$(0.347)	$(0.470)	$(0.443)	$(0.483)	$(0.502)

Net asset value — End of period	$7.770		$7.510	$6.570	$7.600	$7.470	$7.480

Total Return(2)	5.88	%(3)	20.24%	(7.85)%	7.91%	6.50%	5.21	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$711,707		$618,431	$399,865	$311,317	$225,985	$148,541
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.79	%(7)	1.83%	1.79%	1.78%	1.74%	1.77%
Net investment income	3.22	%(7)	4.31%	4.43%	4.74%	4.29%	2.91%
Portfolio Turnover of the Fund	8	%(3)	33%	13%	—	—	—
Portfolio Turnover of Boston Income Portfolio	35	%(3)	74%	54%	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	11	%(3)	26%	38%	2%	—	—
Portfolio Turnover of Floating Rate Portfolio	22	%(3)	35%	7%	61%	50%	57%
Portfolio Turnover of Global Macro Portfolio	11	%(3)	25%	26%	45%	41%	59%
Portfolio Turnover of Global Opportunities Portfolio	13	%(3)(8)	—	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(3)	72%	48%	81%	62%	62%
Portfolio Turnover of International Income Portfolio	5	%(3)	28%	14%	2%	—	—
Portfolio Turnover of Investment Portfolio	8	%(3)	34%	24%	35%	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the period from the Portfolio’s start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

11

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$7.930		$6.870

Income (Loss) From Operations

Net investment income(2)	$0.169		$0.237
Net realized and unrealized gain	0.335		1.077

Total income from operations	$0.504		$1.314

Less Distributions

From net investment income	$(0.224)		$(0.254)

Total distributions	$(0.224)		$(0.254)

Net asset value — End of period	$8.210		$7.930

Total Return(3)	6.44	%(4)	19.36	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$163,652		$64,614
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.79	%(7)	0.83	%(7)
Net investment income	4.22	%(7)	5.31	%(7)
Portfolio Turnover of the Fund	8	%(4)	33	%(4)
Portfolio Turnover of Boston Income Portfolio	35	%(4)	74	%(8)
Portfolio Turnover of Emerging Markets Local Income Portfolio	11	%(4)	26	%(8)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35	%(8)
Portfolio Turnover of Global Macro Portfolio	11	%(4)	25	%(8)
Portfolio Turnover of Global Opportunities Portfolio	13	%(4)(9)	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72	%(8)
Portfolio Turnover of International Income Portfolio	5	%(4)	28	%(8)
Portfolio Turnover of Investment Portfolio	8	%(4)	34	%(8)

(1)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

(9)	For the period from the Portfolio’s start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

12

Eaton Vance Strategic Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$7.940		$7.660

Income (Loss) From Operations

Net investment income(2)	$0.144		$0.058
Net realized and unrealized gain	0.352		0.321

Total income from operations	$0.496		$0.379

Less Distributions

From net investment income	$(0.206)		$(0.099)

Total distributions	$(0.206)		$(0.099)

Net asset value — End of period	$8.230		$7.940

Total Return(3)	6.32	%(4)	4.97	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$489		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.29	%(7)	1.33	%(7)
Net investment income	3.57	%(7)	2.98	%(7)
Portfolio Turnover of the Fund	8	%(4)	33	%(4)
Portfolio Turnover of Boston Income Portfolio	35	%(4)	74	%(8)
Portfolio Turnover of Emerging Markets Local Income Portfolio	11	%(4)	26	%(8)
Portfolio Turnover of Floating Rate Portfolio	22	%(4)	35	%(8)
Portfolio Turnover of Global Macro Portfolio	11	%(4)	25	%(8)
Portfolio Turnover of Global Opportunities Portfolio	13	%(4)(9)	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	72	%(8)
Portfolio Turnover of International Income Portfolio	5	%(4)	28	%(8)
Portfolio Turnover of Investment Portfolio	8	%(4)	34	%(8)

(1)	For the period from commencement of operations on August 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

(9)	For the period from the Portfolio’s start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

13

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Fund currently pursues its objective by investing in interests in the following eight portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Investment Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Investment Portfolio (7.0%, 66.2%, 14.0%, 21.6%, 87.7%, 17.6%, 80.2% and 4.8% respectively, at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows: Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a

14

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Global Opportunities Portfolio, Emerging Markets Local Income Portfolio, Investment Portfolio and International Income Portfolio are as follows: Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

15

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $57,421,866 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($14,208,464), October 31, 2011 ($1,234,272), October 31, 2012 ($2,342,991), October 31, 2014 ($1,560,737), October 31, 2015 ($227,470), October 31, 2016 ($21,228,400) and October 31, 2017 ($16,619,532).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

16

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Forward Sale Commitments — The Fund may enter into forward sale commitments to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss based on the price established when the Fund entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2010, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $6,501,224 and the investment adviser fees paid by the Fund on Investable Assets amounted to $323,804. For the six months ended April 30, 2010, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.57% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $38,720 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $358,203 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $1,851,554 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B

17

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $610,085 and $2,454,790 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $44,702,000 and $49,466,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.25% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $299, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $203,362, $818,262 and $299 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $8,000, $105,000 and $63,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$—	$2,231,297
Emerging Markets Local Income Portfolio	1,938,573	42,551
Floating Rate Portfolio	—	12,651,109
Global Macro Portfolio	142,843,546	12,434,997
Global Opportunities Portfolio	409,623,219	—
High Income Opportunities Portfolio	—	1,673,473
International Income Portfolio	3,509,371	473,034
Investment Portfolio	2,165,839	178,849

7   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and investments transferred from the Fund as described below and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$—
U.S. Government and Agency Securities	41,956,164

$41,956,164

Sales

Investments (non-U.S. Government)	$—
U.S. Government and Agency Securities	5,003,696

$5,003,696

18

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

On December 10, 2009, the Fund transferred investments and related assets with a value of $240,087,243, including unrealized appreciation of $9,150,290, to the Global Opportunities Portfolio in exchange for an interest in the Portfolio. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments in unaffiliated securities of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,814,431

Gross unrealized appreciation	$0
Gross unrealized depreciation	0

Net unrealized appreciation	$0

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to enhance return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income	Income

Forward foreign currency exchange contracts	$6,502,396(1)	$(467,806	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $123,606,000.

10   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	42,828,378	110,257,310
Issued to shareholders electing to receive payments of distributions in Fund shares	4,071,713	6,111,156
Redemptions	(32,270,854)	(49,774,566)
Exchange from Class B shares	836,900	1,412,448

Net increase	15,466,137	68,006,348

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	2,272,458	4,673,387
Issued to shareholders electing to receive payments of distributions in Fund shares	298,738	584,796
Redemptions	(2,130,685)	(5,033,665)
Exchange to Class A shares	(885,781)	(1,492,998)

Net decrease	(445,270)	(1,268,480)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	16,491,180	35,643,469
Issued to shareholders electing to receive payments of distributions in Fund shares	1,333,490	2,121,035
Redemptions	(8,595,506)	(16,210,808)

Net increase	9,229,164	21,553,696

19

Eaton Vance Strategic Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	13,525,664	8,203,908
Issued to shareholders electing to receive payments of distributions in Fund shares	171,103	55,918
Redemptions	(1,916,206)	(113,077)

Net increase	11,780,561	8,146,749

	Six Months Ended
	April 30, 2010	Period Ended
Class R	(Unaudited)	October 31, 2009(2)

Sales	58,718	131
Issued to shareholders electing to receive payments of distributions in Fund shares	705	—
Redemptions	(199)	—

Net increase	59,224	131

(1)	Class I commenced operations on April 3, 2009.

(2)	Class R commenced operations on August 3, 2009.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Affiliated Portfolios	$2,625,631,772	$—	$—	$2,625,631,772
Short-Term Investments	—	4,814,431	—	4,814,431

Total Investments	$2,625,631,772	$4,814,431	$—	$2,630,446,203

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

20

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

21

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Boston Income Portfolio, Build America Bond Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio and Multi-Sector Portfolio (the “Underlying Funds”), the portfolios in which the Eaton Vance Strategic Income Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (“BMR”), as well as the investment advisory agreement between the Fund and Eaton Vance Management (“EVM”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. EVM, with respect to the Fund, and BMR, with respect to the Underlying Funds, are each referred to herein as the “Adviser.” The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Underlying Funds.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Underlying Funds, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Underlying Funds by BMR. BMR manages the Underlying Funds, while EVM allocates the assets of the Fund among the Underlying Funds and is also authorized to invest directly in securities or other instruments.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Underlying Funds, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Underlying Funds, including recent changes to such personnel. The Board noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and each of the Underlying Funds by senior management. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, for investing in other securities, but would not receive a separate fee from the Fund for the rebalancing.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

22

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board also considered the performance of the Underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund, directly or indirectly through its pro rata share of the expenses of the Underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board also noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests indirectly, the advisory fee would approximate the total fees to be paid on the expected allocation among the Underlying Fund(s).

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser, and relevant affiliates thereof, in providing investment advisory and administrative services to the Funds, the Underlying Funds and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its relevant affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Underlying Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Underlying Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale with respect to the management of any specific fund or group of funds. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

23

Eaton Vance Strategic Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Daniel R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

24

Investment Adviser and Administrator of
Eaton Vance Strategic Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Strategic Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

028-6/10	SISRC

Semiannual Report April 30, 2010 EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010
I N V E S T M E N T  U P D A T E

Mark S. Venezia, CFA
Co-Portfolio Manager
Economic and Market Conditions

• During the six months ending April 30, 2010, the strongest returns in the global credit markets were generated by the riskier assets. The credit spread tightening that was a highlight of the prior six-month period continued across virtually all fixed-income markets. Similarly, most emerging-market currencies rallied against the U.S. dollar and the euro. Looking across the currency markets, the strongest performers were those of Eastern Europe, the Middle East and Africa (against the euro) and emerging Asia (against the dollar).

•	Despite the rally across many markets, the most notable developments during the period were the problems in Europe. The euro depreciated by approximately 10% against the U.S. dollar during the six-month period, as markets increasingly focused on the fiscal problems in Portugal, Italy, Greece and Spain. In addition, heightened fiscal concerns, focusing on Greece’s debt and deficit levels, were a source of consistent negative headlines throughout the period, resulting in increased volatility and a significant widening in the country’s sovereign credit default swap (CDS) spreads.

•	Globally, economic data provided evidence of economic recovery, particularly in the emerging markets. Regionally, Asia produced the strongest growth results, with the Euro Zone lagging. Consistent with the economic recovery, during the last few months of the period, central banks in certain emerging-market and commodity-exporting countries began removing their monetary stimuli. Notably, the central banks of Australia, Norway, India, Israel and Malaysia raised interest rates during the first quarter of 2010. In the United States, the Federal Reserve left short-term interest rates unchanged but began unwinding various emergency programs that were designed to stabilize the financial system during the credit crisis.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

John R. Baur
Co-Portfolio Manager

Michael A. Cirami, CFA
Co-Portfolio Manager
Management Discussion

• The Fund1 seeks to provide total return by investing in securities, derivatives, and other instruments to establish long and short investment exposures around the world. The Fund’s long and short investments are primarily sovereign exposures, including sovereign debt, currencies and interest rates. The Fund may also invest in corporate debt issuers and, to a more limited extent, equities. Sovereign exposures include both developed and emerging markets.
• During the six months ending April 30, 2010, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the Index). The Fund’s foreign investments contributed significantly to the Fund’s outperformance, with each region adding to the excess return. The Fund’s U.S. investments consisted of high-quality, seasoned U.S. agency mortgage-backed securities (MBS), other U.S. agency debt, high grade commercial MBS (CMBS) and short-term cash instruments. These positions also generated significant excess return during the period.

Total Return Performance
10/31/09 – 4/30/10

Class A3	3.43%
Class C3	3.15
Class I3	3.65
Class R3	0.56	*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index[2]	0.04
Lipper Global Income Funds Average[2]	3.24
*Performance is cumulative since share class     inception on 4/8/10.
See page 3 for more performance information.

[1]
The Fund currently invests in a separate registered investment company, Global Macro Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]
It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]
Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value.

1

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010
I N V E S T M E N T  U P D A T E

•	The Fund’s exposures in Eastern Europe contributed significantly to its relative performance, primarily due to positions in Poland and Turkey. Despite the problems in Europe, these two countries remained fundamentally strong. Poland, in particular, registered the only positive growth in the region in 2009. Reflecting this economic performance, the Polish zloty appreciated during the period from its undervalued levels in the prior six months.

•	As is typical with most of the Fund’s Eastern European currency positions, the Polish zloty position was cross-hedged with euro. During the period, the portfolio management team began to cross-hedge certain long non-European currencies with euros as well. These cross-hedges, as well as the Fund’s short bond position in Greece via credit default swaps, generated strong performance as the situation in Europe continued to unfold.

•	The other stand-out region in the Fund was Asia. The emerging Asian economies produced strong growth during the period, particularly in comparison to the U.S. and Europe. Along with significant inflows into equity markets, this economic performance resulted in the appreciation of many non-Japan Asian currencies. Fund positions in India, Indonesia, South Korea, and Malaysia all benefited from this currency rally.

•	The largest source of negative performance for the Fund during the period was a short South African Rand position. Despite its endowment of natural resources, management remained concerned about the country’s fundamentals and maintained a short currency position in this country. The performance across the entire African region was a net positive for the Fund, as improving fundamentals in Egypt, Ghana, and Zambia resulted in a strengthening of their currencies, which benefited the Fund’s long exposures.

•	The Fund’s duration was reduced to 1.36 years as of April 30, 2010, from 1.57 years as of October 31, 2009. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.
Portfolio Composition

Securities Holdings (excludes derivative positions)1

By total net assets

[1]	Securities Holdings reflect the Portfolio’s securities positions as of 4/30/10. For International and Emerging Market currency exposures, please refer to the Currency Positions table below.
Currency Positions2

By total net assets

Egypt	5.7%	Mexico	0.4%
Lebanon	4.8	Australia	0.4
Poland	4.0	Zambia	0.3
India	3.9	Iceland	0.3
South Korea	2.0	Ghana	0.2
Indonesia	2.0	Hong Kong	0.2
Turkey	1.9	Colombia	0.2
Kazakhstan	1.8	Costa Rica	0.1
Norway	1.7	United Arab Emirates	0.1
Malaysia	1.6	Ukraine	0.0
Israel	1.5	Sri Lanka	0.0
Brazil	1.4	Chile	-0.2
China	1.2	Japan	-1.6
Taiwan	0.9	South Africa	-1.8
Uruguay	0.9	Euro	-12.0
Sweden	0.8

[2]
Currency Positions reflect the Portfolio’s investments as of 4/30/10. Currency exposures include all foreign exchange denominated assets and all currency derivatives. As of 4/30/10, Foreign Long Derivatives were 23.1%; Other Foreign Short Derivatives were 25.8%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010
F U N D  P E R F O R M A N C E

Fund Performance[1]	Class A	Class C	Class I	Class R
Share Class Symbols	EAGMX	ECGMX	EIGMX	ERGMX

Average Annual Total Returns (at net asset value)

Six Months	3.43%	3.15%	3.65%	N.A.
One Year	11.00	N.A.	11.41	N.A.
Life of Fund†	7.72	4.07	7.99	0.56	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-1.52%	2.15%	3.65%	N.A.
One Year	5.68	N.A.	11.41	N.A.
Life of Fund†	5.88	3.07	7.99	0.56	%††

†	Inception Dates – Class A: 6/27/07; Class C: 10/1/09; Class I: 6/27/07; Class R: 4/8/10.

††	Returns are cumulative since inception of the share class.

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I	Class R

Gross Expense Ratio	1.36%	2.07%	1.06%	1.56%
Net Expense Ratio	1.26	1.97	0.96	1.46

[2]
Source: Prospectus dated 3/1/10, as supplemented. Reflects a contractual expense limitation that continues through February 28, 2011, for Class A, Class C and Class I, and April 7, 2011, for Class R. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Global Macro Absolute Return Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual*
Class A	$1,000.00	$1,034.30	$4.99
Class C	$1,000.00	$1,031.50	$8.51
Class I	$1,000.00	$1,036.50	$3.48
Class R	$1,000.00	$1,005.60	$0.72

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96
Class C	$1,000.00	$1,016.40	$8.45
Class I	$1,000.00	$1,021.40	$3.46
Class R	$1,000.00	$1,019.10	$5.71

*	Class R had not commenced operations as of November 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.69% for Class C shares, 0.69% for Class I shares, and 1.14% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); by 23/365 for Class R (to reflect the period from commencement of operations on April 8, 2010 to April 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009 (April 7, 2010 for Class R).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.69% for Class C shares, 0.69% for Class I shares, and 1.14% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009 (April 7, 2010 for Class R). The Example reflects the expenses of both the Fund and Portfolio.

4

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Global Macro Portfolio, at value (identified cost, $3,070,302,857)	$3,085,221,762
Receivable for Fund shares sold	164,744,022

Total assets	$3,249,965,784

Liabilities

Payable for Fund shares redeemed	$7,984,512
Distributions payable	2,734,865
Payable to affiliates:
Distribution and service fees	1,861,342
Trustees’ fees	42
Accrued expenses	242,693

Total liabilities	$12,823,454

Net Assets	$3,237,142,330

Sources of Net Assets

Paid-in capital	$3,222,603,644
Accumulated net realized gain from Portfolio	12,911,928
Accumulated distributions in excess of net investment income	(13,292,147)
Net unrealized appreciation from Portfolio	14,918,905

Total	$3,237,142,330

Class A Shares

Net Assets	$1,306,827,401
Shares Outstanding	125,523,333
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.93

Class C Shares

Net Assets	$680,752,389
Shares Outstanding	65,399,658
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.41

Class I Shares

Net Assets	$1,249,390,400
Shares Outstanding	120,179,379
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.40

Class R Shares

Net Assets	$172,140
Shares Outstanding	16,533
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolio (net of foreign taxes, $803,434)	$29,854,153
Dividends allocated from Portfolio (net of foreign taxes, $745)	7,443
Expenses allocated from Portfolio	(4,252,423)

Total investment income from Portfolio	$25,609,173

Expenses

Distribution and service fees
Class A	$1,090,253
Class C	1,537,608
Class R	8
Trustees’ fees and expenses	250
Custodian fee	12,984
Transfer and dividend disbursing agent fees	485,396
Legal and accounting services	16,927
Printing and postage	102,189
Registration fees	277,352
Miscellaneous	8,476

Total expenses	$3,531,443

Net investment income	$22,077,730

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$186,374
Financial futures contracts	(1,936,771)
Swap contracts	(1,535,211)
Written options	377,898
Foreign currency and forward foreign currency exchange contract transactions	20,772,907

Net realized gain	$17,865,197

Change in unrealized appreciation (depreciation) —
Investments	$1,233,181
Securities sold short	(275,743)
Financial futures contracts	(1,306,992)
Swap contracts	6,985,661
Written options	(54,669)
Foreign currency and forward foreign currency exchange contracts	1,968,694

Net change in unrealized appreciation (depreciation)	$8,550,132

Net realized and unrealized gain	$26,415,329

Net increase in net assets from operations	$48,493,059

See notes to financial statements

5

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$22,077,730	$5,009,618
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contract transactions	17,865,197	(864,966)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, foreign currency and forward foreign currency exchange contracts	8,550,132	8,427,525

Net increase in net assets from operations	$48,493,059	$12,572,177

Distributions to shareholders —
From net investment income
Class A	$(18,798,774)	$(3,735,376)
Class C	(6,601,485)	(33,894)
Class I	(12,575,517)	(2,283,497)
Class R	(14)	—
From net realized gain
Class A	—	(34,920)
Class I	—	(17,362)

Total distributions to shareholders	$(37,975,790)	$(6,105,049)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,281,155,412	$227,569,607
Class C	642,619,323	39,059,030
Class I	1,134,069,110	135,261,458
Class R	172,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	15,803,753	3,060,089
Class C	4,182,999	24,318
Class I	6,975,642	1,771,888
Class R	12	—
Cost of shares redeemed
Class A	(204,167,502)	(63,209,609)
Class C	(7,273,810)	(34,799)
Class I	(43,234,540)	(8,114,565)

Net increase in net assets from Fund share transactions	$2,830,302,399	$335,387,417

Net increase in net assets	$2,840,819,668	$341,854,545

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$396,322,662	$54,468,117

At end of period	$3,237,142,330	$396,322,662

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(13,292,147)	$2,605,913

See notes to financial statements

6

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009		2008		October 31, 2007(1)

Net asset value — Beginning of period	$10.360		$9.830		$10.220		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.154		$0.460		$0.499		$0.123
Net realized and unrealized gain (loss)	0.196		0.649		(0.247)		0.201

Total income from operations	$0.350		$1.109		$0.252		$0.324

Less Distributions

From net investment income	$(0.300)		$(0.571)		$(0.605)		$(0.225)
From net realized gain	—		(0.008)		(0.037)		—

Total distributions	$(0.300)		$(0.579)		$(0.642)		$(0.225)

Capital contribution from administrator(2)	$—		$—		$—		$0.121

Net asset value — End of period	$10.410		$10.360		$9.830		$10.220

Total Return(3)	3.43	%(4)	11.53%		2.49%		4.50	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,306,827		$209,714		$38,178		$25
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	0.99	%(8)	1.18	%(9)	1.10	%(9)	1.05	%(8)(9)
Interest expense(10)	0.00	%(8)(11)	0.06%		—		—
Total expenses(6)(7)	0.99	%(8)	1.24	%(9)	1.10	%(9)	1.05	%(8)(9)
Net investment income	2.99	%(8)	4.56%		4.90%		3.55	%(8)
Portfolio Turnover of the Portfolio	11	%(4)	25%		26%		45	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 3.99%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.33% and 673.39% of average daily net assets for the years ended October 31, 2009 and 2008, and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(10)	Interest expense relates to interest on securities sold short.

(11)	Amount is less than 0.005%.

See notes to financial statements

7

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$10.350		$10.300

Income (Loss) From Operations

Net investment income (loss)(2)	$0.114		$(0.012)
Net realized and unrealized gain	0.208		0.104

Total income from operations	$0.322		$0.092

Less Distributions

From net investment income	$(0.262)		$(0.042)

Total distributions	$(0.262)		$(0.042)

Net asset value — End of period	$10.410		$10.350

Total Return(3)	3.15	%(4)	0.89	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$680,752		$39,020
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)(6)	1.69	%(7)	1.90	%(7)(8)
Interest expense(9)	0.00	%(7)(10)	0.07	%(7)
Total expenses(5)(6)	1.69	%(7)	1.97	%(7)(8)
Net investment income (loss)	2.21	%(7)	(1.41	)%(7)
Portfolio Turnover of the Portfolio	11	%(4)	25	%(11)

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the period ended October 31, 2009).

(9)	Interest expense relates to interest on securities sold short.

(10)	Amount is less than 0.005%.

(11)	For the Portfolio’s year ended October 31, 2009.

See notes to financial statements

8

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2010						Period Ended
	(Unaudited)		2009		2008		October 31, 2007(1)

Net asset value — Beginning of period	$10.340		$9.820		$10.210		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.173		$0.504		$0.464		$0.146
Net realized and unrealized gain (loss)	0.199		0.623		(0.181)		0.243

Total income from operations	$0.372		$1.127		$0.283		$0.389

Less Distributions

From net investment income	$(0.312)		$(0.599)		$(0.636)		$(0.235)
From net realized gain	—		(0.008)		(0.037)		—

Total distributions	$(0.312)		$(0.607)		$(0.673)		$(0.235)

Capital contribution from administrator(2)	$—		$—		$—		$0.056

Net asset value — End of period	$10.400		$10.340		$9.820		$10.210

Total Return(3)	3.65	%(4)	11.87%		2.69%		4.50	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,249,390		$147,589		$16,291		$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	0.69	%(8)	0.88	%(9)	0.80	%(9)	0.75	%(8)(9)
Interest expense(10)	0.00	%(8)(11)	0.06%		—		—
Total expenses(6)(7)	0.69	%(8)	0.94	%(9)	0.80	%(9)	0.75	%(8)(9)
Net investment income	3.37	%(8)	5.01%		4.59%		4.15	%(8)
Portfolio Turnover of the Portfolio	11	%(4)	25%		26%		45	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 3.99%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.33% and 673.39% of average daily net assets for the years ended October 31, 2009 and 2008, and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(10)	Interest expense relates to interest on securities sold short.

(11)	Amount is less than 0.005%.

See notes to financial statements

9

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R

	Six Months Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.380

Income (Loss) From Operations

Net investment loss(2)	$(0.006)
Net realized and unrealized gain	0.064

Total income from operations	$0.058

Less Distributions

From net investment income	$(0.028)

Total distributions	$(0.028)

Net asset value — End of period	$10.410

Total Return(3)	0.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$172
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)(6)	1.14	%(7)
Interest expense(8)	0.00	%(7)(9)
Total expenses(5)(6)	1.14	%(7)
Net investment loss	(0.85	)%(7)
Portfolio Turnover of the Portfolio	11	%(10)

(1)	For the period from commencement of operations on April 8, 2010 to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest expense relates to interest on securities sold short.

(9)	Amount is less than 0.005%.

(10)	For the Portfolio’s six months ended April 30, 2010.

See notes to financial statements

10

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (72.3% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,585,883 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017.

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws

11

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2010, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.20%, 1.90%, 0.90% and 1.40% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2011 for Class A, Class C and Class I, and after April 7, 2011 for Class R. Pursuant to this agreement, EVM was allocated no operating expenses for the six months ended April 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $20,218 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $919,230 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $1,090,253 for Class A shares.

12

Eaton Vance Global Macro Absolute Return Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $1,153,206 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. The Class R Plan requires the Fund to pay EVD an amount equal to 0.25% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $4, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $384,402 and $4 for Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $51,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,663,840,772 and $5,632, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	123,443,890	22,212,530
Issued to shareholders electing to receive payments of distributions in Fund shares	1,524,147	303,499
Redemptions	(19,692,538)	(6,151,561)

Net increase	105,275,499	16,364,468

	Six Months Ended
	April 30, 2010	Period Ended
Class C	(Unaudited)	October 31, 2009(1)

Sales	61,928,539	3,769,885
Issued to shareholders electing to receive payments of distributions in Fund shares	403,371	2,350
Redemptions	(701,129)	(3,358)

Net increase	61,630,781	3,768,877

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	109,407,971	13,236,066
Issued to shareholders electing to receive payments of distributions in Fund shares	673,174	175,694
Redemptions	(4,172,319)	(800,740)

Net increase	105,908,826	12,611,020

	Period Ended
	April 30, 2010
Class R	(Unaudited)(2)

Sales	16,532
Issued to shareholders electing to receive payments of distributions in Fund shares	1

Net increase	16,533

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(2)	For the period from commencement of operations on April 8, 2010 to April 30, 2010.

13

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 7.7%

		Principal
Security		Amount	Value

Brazil — 0.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,748,543	$6,978,671
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	35,900,000	18,475,101

Total Brazil (identified cost $24,940,063)			$25,453,772

Congo — 0.0%

Republic of Congo, 3.00%, 6/30/29	USD	2,128,000	$1,218,280

Total Congo (identified cost $845,647)			$1,218,280

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	2,329,325,098	$3,555,734
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	272,911,973	483,366

Total Costa Rica
(identified cost $3,558,124)			$4,039,100

Georgia — 0.1%

Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,975,998

Total Georgia (identified cost $3,544,597)			$4,975,998

Germany — 0.5%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$20,909,380

Total Germany
(identified cost $20,634,163)			$20,909,380

Ghana — 0.1%

Ghana Government Bond, 13.00%, 8/2/10	GHS	600,000	$424,045
Ghana Government Bond, 13.67%, 6/15/12(2)	GHS	4,300,000	2,918,321

Total Ghana (identified cost $5,281,915)			$3,342,366

Greece — 0.4%

Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	8,000,000	$7,615,893
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	10,466,600

Total Greece (identified cost $20,454,811)			$18,082,493

Israel — 0.7%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	52,519,186	$15,179,265
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	44,329,728	14,155,666

Total Israel (identified cost $28,477,416)			$29,334,931

Macedonia — 0.2%

Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$7,940,296

Total Macedonia
(identified cost $5,825,297)			$7,940,296

Poland — 0.7%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	83,986,634	$28,525,402

Total Poland (identified cost $27,147,430)			$28,525,402

South Africa — 1.8%

Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	$74,458,332

Total South Africa
(identified cost $73,859,335)			$74,458,332

Taiwan — 0.9%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	1,232,200,000	$39,155,673

Total Taiwan (identified cost $39,165,281)			$39,155,673

Turkey — 1.4%

Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	13,633,217	$11,235,086
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	21,977,657	16,934,282

See notes to financial statements

14

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

		Principal
Security		Amount	Value

Turkey (continued)

Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	38,101,351	$33,299,649

Total Turkey (identified cost $45,902,605)			$61,469,017

Uruguay — 0.2%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	175,572,294	$9,722,302

Total Uruguay (identified cost $7,548,440)			$9,722,302

Total Foreign Government Bonds
(identified cost $307,185,124)			$328,627,342

Foreign Corporate Bonds & Notes — 0.1%

		Principal
Security		Amount	Value

Chile — 0.1%

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(1)	USD	3,518,020	$3,718,028

Total Chile (identified cost $3,000,000)			$3,718,028

Indonesia — 0.0%

APP Finance VI, 0.00%, 11/18/12(3)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(3)(4)	USD	2,000,000	10,000

Total Indonesia
(identified cost $3,357,014)			$30,000

Total Foreign Corporate Bonds & Notes
(identified cost $6,357,014)			$3,748,028

Debt Obligations — United States — 49.5%

Corporate Bonds & Notes — 0.0%

		Principal
Security		Amount	Value

Eaton Corp., 8.875%, 6/15/19		$500,000	$636,772
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,087,014

Total Corporate Bonds & Notes
(identified cost $1,528,619)			$1,723,786

Collateralized Mortgage Obligations — 3.3%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$409,899	$461,415
Series 1548, Class Z, 7.00%, 7/15/23		498,546	523,232
Series 1650, Class K, 6.50%, 1/15/24		3,230,361	3,506,610
Series 1817, Class Z, 6.50%, 2/15/26		446,872	480,030
Series 1927, Class ZA, 6.50%, 1/15/27		1,645,922	1,719,394
Series 2127, Class PG, 6.25%, 2/15/29		2,048,975	2,196,365
Series 2344, Class ZD, 6.50%, 8/15/31		3,142,820	3,415,428
Series 2458, Class ZB, 7.00%, 6/15/32		4,432,592	4,918,007

			$17,220,481

Federal National Mortgage Association:
Series 1992-180, Class F, 1.431%, 10/25/22(5)		$1,704,790	$1,737,825
Series 1993-16, Class Z, 7.50%, 2/25/23		1,665,190	1,877,724
Series 1993-79, Class PL, 7.00%, 6/25/23		1,276,420	1,431,133
Series 1993-104, Class ZB, 6.50%, 7/25/23		523,921	576,685
Series 1993-121, Class Z, 7.00%, 7/25/23		7,961,884	8,927,958
Series 1993-141, Class Z, 7.00%, 8/25/23		1,311,911	1,476,990
Series 1994-42, Class ZQ, 7.00%, 4/25/24		8,072,525	9,053,946
Series 1994-79, Class Z, 7.00%, 4/25/24		1,563,024	1,752,647
Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,030,865	1,184,379

See notes to financial statements

15

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
Security	Amount	Value

Federal National Mortgage Association (continued)
Series 1996-35, Class Z, 7.00%, 7/25/26	$410,799	$461,353
Series 1998-16, Class H, 7.00%, 4/18/28	1,080,947	1,221,230
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,781,295	1,961,869
Series 1999-25, Class Z, 6.00%, 6/25/29	3,491,051	3,784,923
Series 2000-2, Class ZE, 7.50%, 2/25/30	471,441	535,805
Series 2000-49, Class A, 8.00%, 3/18/27	1,340,413	1,548,686
Series 2001-31, Class ZA, 6.00%, 7/25/31	19,151,335	20,658,986
Series 2001-37, Class GA, 8.00%, 7/25/16	146,879	160,292
Series 2009-48, Class WA, 5.836%, 7/25/39(6)	17,186,260	18,489,564
Series G48, Class Z, 7.10%, 12/25/21	1,271,976	1,407,504
Series G92-60, Class Z, 7.00%, 10/25/22	3,467,924	3,826,166
Series G93-1, Class K, 6.675%, 1/25/23	1,911,343	2,114,426
Series G93-31, Class PN, 7.00%, 9/25/23	5,992,484	6,710,093
Series G93-41, Class ZQ, 7.00%, 12/25/23	12,116,239	13,569,195
Series G94-7, Class PJ, 7.50%, 5/17/24	1,912,313	2,177,547

		$106,646,926

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,409,594	$1,547,911
Series 1996-22, Class Z, 7.00%, 10/16/26	1,072,867	1,191,556
Series 1999-42, Class Z, 8.00%, 11/16/29	2,813,234	3,168,627
Series 2001-21, Class Z, 9.00%, 3/16/30	4,017,608	4,804,454
Series 2001-35, Class K, 6.45%, 10/26/23	444,713	486,199
Series 2002-48, Class OC, 6.00%, 9/16/30	3,497,520	3,640,454

		$14,839,201

Total Collateralized Mortgage Obligations
(identified cost $134,012,453)		$138,706,608

Commercial Mortgage-Backed Securities — 0.5%

	Principal
Security	Amount	Value

JPMCC, Series 2005-LDP5, Class AM, 5.386%, 12/15/44(6)	$9,960,000	$9,400,291
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(6)	7,000,000	7,451,274
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(6)	6,000,000	6,298,619

Total Commercial Mortgage-Backed Securities
(identified cost $22,667,083)		$23,150,184

Mortgage Pass-Throughs — 26.8%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
3.207%, with maturity at 2035(7)	$8,424,403	$8,691,897
3.751%, with maturity at 2029(7)	1,764,619	1,807,219
4.001%, with maturity at 2023(7)	683,188	714,465
4.359%, with maturity at 2030(7)	2,349,766	2,457,341
4.50%, with maturity at 2018	6,933,044	7,324,997
5.00%, with various maturities to 2019	9,055,842	9,676,372
5.50%, with various maturities to 2013	7,799,437	8,352,702
6.00%, with various maturities to 2035	67,843,980	73,635,855
6.50%, with various maturities to 2033	74,781,080	82,462,955
6.60%, with maturity at 2030	3,539,601	3,925,084
7.00%, with various maturities to 2036	53,407,980	59,556,327
7.31%, with maturity at 2026	417,815	476,083
7.50%, with various maturities to 2035	37,216,479	42,168,548
7.95%, with maturity at 2022	588,992	676,471
8.00%, with various maturities to 2031	7,562,185	8,599,396
8.15%, with maturity at 2021	328,560	382,008
8.30%, with maturity at 2021	153,493	171,676
8.47%, with maturity at 2018	259,142	297,735
8.50%, with various maturities to 2028	1,681,217	1,965,332
9.00%, with various maturities to 2027	3,211,476	3,782,885
9.50%, with various maturities to 2027	316,127	371,450
9.75%, with various maturities to 2020	7,637	8,886
10.00%, with various maturities to 2020	1,110,304	1,274,611
10.50%, with maturity at 2021	535,406	627,613
11.00%, with maturity at 2016	770,433	878,313
13.25%, with maturity at 2013	662	692

		$320,286,913

See notes to financial statements

16

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
Security	Amount	Value

Federal National Mortgage Association:
2.625%, with maturity at 2028(7)	$326,938	$340,184
2.865%, with maturity at 2022(7)	3,388,477	3,474,176
3.035%, with maturity at 2035(7)	7,161,797	7,380,670
3.036%, with various maturities to 2035(7)	32,360,510	33,428,174
3.078%, with various maturities to 2033(7)	28,375,876	29,239,544
3.186%, with maturity at 2025(7)	1,859,965	1,922,434
3.386%, with maturity at 2024(7)	1,572,168	1,633,399
3.71%, with maturity at 2034(7)	5,173,514	5,410,364
3.816%, with maturity at 2023(7)	178,036	186,187
3.85%, with maturity at 2035(7)	18,750,319	19,608,731
4.50%, with various maturities to 2018	8,742,998	9,235,566
4.518%, with maturity at 2035(7)	13,837,646	14,471,150
5.00%, with various maturities to 2018(8)	27,804,569	29,663,034
5.50%, with various maturities to 2023	8,187,853	8,748,378
6.00%, with various maturities to 2033	42,508,067	46,055,791
6.318%, with maturity at 2032(7)	5,950,582	6,223,006
6.50%, with various maturities to 2036	185,025,900	201,610,302
6.803%, with maturity at 2025(7)	612,509	646,292
7.00%, with various maturities to 2036	174,115,607	194,166,754
7.50%, with various maturities to 2034	26,958,132	30,325,417
8.00%, with various maturities to 2030	10,077,347	11,698,170
8.50%, with various maturities to 2037	15,342,447	17,640,792
9.00%, with various maturities to 2032	5,283,613	6,237,237
9.035%, with maturity at 2028(6)	914,383	1,061,148
9.50%, with various maturities to 2031	4,664,857	5,544,998
10.50%, with maturity at 2029	439,432	522,724
10.972%, with maturity at 2027(6)	910,357	1,057,657
11.00%, with maturity at 2016	49,805	54,845
11.50%, with maturity at 2031	716,172	887,024

		$688,474,148

Government National Mortgage Association:
3.125%, with maturity at 2024(7)	$791,190	$817,748
6.50%, with various maturities to 2032	6,057,799	6,678,289
7.00%, with various maturities to 2035	67,441,691	75,815,152
7.50%, with various maturities to 2031	10,294,049	11,746,333
7.75%, with maturity at 2019	39,225	44,882
8.00%, with various maturities to 2034	29,340,578	33,735,791
8.30%, with various maturities to 2020	192,277	217,316
8.50%, with various maturities to 2021	1,825,723	2,069,621

9.00%, with various maturities to 2025	611,784	714,656
9.50%, with various maturities to 2026	2,053,821	2,498,370

		$134,338,158

Total Mortgage Pass-Throughs
(identified cost $1,118,427,200)		$1,143,099,219

U.S. Government Agency Obligations — 1.8%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
5.365%, 9/9/24	$6,700,000	$7,291,643
5.375%, 9/30/22	16,700,000	18,418,564
5.375%, 8/15/24	5,300,000	5,775,935
5.75%, 6/12/26	14,850,000	16,128,377

		$47,614,519

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,495,205
5.50%, 4/26/24	22,500,000	$24,702,097

		$30,197,302

Total U.S. Government Agency Obligations
(identified cost $78,539,499)		$77,811,821

U.S. Treasury Obligations — 17.1%

	Principal
Security	Amount	Value

United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,043,516
United States Treasury Notes, 0.875%, 4/30/11	95,000,000	95,400,805
United States Treasury Notes, 1.75%, 11/15/11	100,000,000	101,597,700
United States Treasury Notes, 4.50%, 2/28/11	100,000,000	103,394,600
United States Treasury Notes, 4.625%, 12/31/11	100,000,000	106,398,500
United States Treasury Notes, 4.625%, 7/31/12(8)	50,000,000	53,992,200
United States Treasury Notes, 4.875%, 7/31/11	100,000,000	105,398,500
United States Treasury Notes, 4.875%, 2/15/12	50,000,000	53,585,950
United States Treasury Notes, 5.125%, 6/30/11	100,000,000	105,359,400

Total U.S. Treasury Obligations
(identified cost $726,274,720)		$727,171,171

Total Debt Obligations — United States (identified cost $2,081,449,574)		$2,111,662,789

See notes to financial statements

17

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Common Stocks — 0.2%

Security	Shares	Value

China — 0.2%

Air China, Ltd., Class H(9)	203,000	$224,061
Aluminum Corp. of China Ltd., Class H(9)	363,000	353,935
China Coal Energy Co., Class H	378,000	569,456
China COSCO Holdings Co., Ltd., Class H	238,000	301,904
China Oilfield Services, Ltd., Class H	141,000	197,336
China Petroleum & Chemical Corp., Class H	1,546,000	1,239,580
China Railway Group, Ltd., Class H(9)	388,000	267,454
China Shenhua Energy Co., Ltd., Class H	313,000	1,343,119
China Shipping Container Lines Co., Ltd., Class H(9)	328,000	136,130
China Shipping Development Co., Ltd., Class H(9)	119,000	177,645
Datang International Power Generation Co., Ltd., Class H(9)	305,000	127,511
Huaneng Power International, Inc., Class H	281,000	161,482
Jiangsu Expressway Co., Ltd., Class H	113,000	105,233
Jiangxi Copper Co., Ltd., Class H	128,000	268,476
PetroChina Co., Ltd., Class H	1,944,000	2,238,640
Shanghai Electric Group Co., Ltd., Class H	274,000	130,686
Sinopec Shanghai Petrochemical Co., Ltd., Class H(9)	215,000	82,543
Yanzhou Coal Mining Co., Ltd., Class H	180,000	500,698
Zijin Mining Group Co., Ltd., Class H	369,000	286,635

Total China (identified cost $8,353,432)		$8,712,524

Indonesia — 0.0%

APP China	8,155	$326,200

Total Indonesia (identified cost $1,522,635)		$326,200

Total Common Stocks
(identified cost $9,876,067)		$9,038,724

Short-Term Investments — 43.8%
Foreign Government Securities — 22.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.7%

Chilean Government Bond, 6.00%, 7/1/10	CLP	7,215,000	$14,025,899
Chilean Government Bond, 8.00%, 8/1/10	CLP	8,215,000	15,774,483

Total Chile (identified cost $30,640,884)			$29,800,382

Croatia — 1.1%

Croatian Treasury Bill, 0.00%, 10/7/10	EUR	1,005	$1,321,769
Croatian Treasury Bill, 0.00%, 11/11/10	EUR	5,000	6,551,332
Croatian Treasury Bill, 0.00%, 12/2/10	EUR	1,300	1,699,192
Croatian Treasury Bill, 0.00%, 12/9/10	EUR	4,300	5,601,054
Croatian Treasury Bill, 0.00%, 12/30/10	EUR	1,145	1,491,443
Croatian Treasury Bill, 0.00%, 2/17/11	EUR	300	388,199
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	15,742	20,221,482
Croatian Treasury Bill, 0.00%, 4/14/11	EUR	7,500	9,623,586

Total Croatia (identified cost $47,568,138)			$46,898,057

Egypt — 5.7%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	162,350	$29,197,446
Egypt Treasury Bill, 0.00%, 5/11/10	EGP	86,200	15,474,520
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	265,125	47,423,465
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	47,825	8,539,029
Egypt Treasury Bill, 0.00%, 6/8/10	EGP	58,175	10,368,158
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	8,650	1,538,833
Egypt Treasury Bill, 0.00%, 6/22/10	EGP	196,700	34,929,023
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	74,900	13,276,055
Egypt Treasury Bill, 0.00%, 7/13/10	EGP	74,000	13,068,408
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	18,950	3,327,977
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	30,425	5,302,401
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	16,700	2,887,682
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	87,500	15,100,085
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	33,650	5,772,195
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	42,025	7,194,183
Egypt Treasury Bill, 0.00%, 1/4/11	EGP	109,900	18,492,815
Egypt Treasury Bill, 0.00%, 1/11/11	EGP	25,000	4,198,709
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	29,675	4,945,994

Total Egypt (identified cost $244,277,632)			$241,036,978

Iceland — 0.2%

Iceland Treasury Bill, 0.00%, 6/15/10	ISK	181,400	$1,196,316
Iceland Treasury Bill, 0.00%, 7/15/10	ISK	700,000	4,588,329
Iceland Treasury Note, 13.75%, 12/10/10	ISK	688,000	4,813,373

Total Iceland (identified cost $10,646,498)			$10,598,018

Israel — 3.4%

Israeli Treasury Bill, 0.00%, 4/6/11	ILS	549,221	$144,538,821

Total Israel (identified cost $145,727,652)			$144,538,821

See notes to financial statements

18

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Kazakhstan — 3.2%

Kazakhstan National Bank, 0.00%, 5/7/10	KZT	2,569,000	$17,540,565
Kazakhstan National Bank, 0.00%, 5/21/10	KZT	2,241,930	15,302,657
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	2,145,212	14,640,002
Kazakhstan National Bank, 0.00%, 6/4/10	KZT	1,900,131	12,965,112
Kazakhstan National Bank, 0.00%, 6/11/10	KZT	1,474,320	10,057,672
Kazakhstan National Bank, 0.00%, 6/18/10	KZT	2,950,843	20,126,144
Kazakhstan National Bank, 0.00%, 7/2/10	KZT	2,735,100	18,646,270
Kazakhstan National Bank, 0.00%, 7/30/10	KZT	2,592,832	17,657,781
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	1,447,740	9,847,183

Total Kazakhstan
(identified cost $135,838,501)			$136,783,386

Lebanon — 4.8%

Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	19,520,000	$12,955,400
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	3,799,300	2,517,464
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	11,433,000	7,575,648
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	2,000,000	1,324,092
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	29,235,900	19,355,510
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	12,690,060	8,393,876
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	24,880,900	16,427,032
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	18,985,000	12,522,256
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	2,279,570	1,503,574
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	20,597,220	13,572,065
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	4,924,250	3,241,374
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	40,397,990	26,563,866
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	2,682,000	1,753,551
Lebanon Treasury Bill, 0.00%, 9/30/10	LBP	21,830,000	14,238,019
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	34,427,170	22,409,208
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	6,760,200	4,395,865
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	3,897,910	2,529,550
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	2,439,470	1,579,892
Lebanon Treasury Bill, 0.00%, 12/2/10	LBP	2,500,000	1,615,811
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	2,350,000	1,515,777
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	3,487,360	2,244,786
Lebanon Treasury Bill, 0.00%, 1/13/11	LBP	3,150,000	2,023,495
Lebanon Treasury Bill, 0.00%, 4/7/11	LBP	2,447,320	1,552,748
Lebanon Treasury Note, 8.40%, 7/8/10	LBP	10,000,000	6,755,338
Lebanon Treasury Note, 8.40%, 7/15/10	LBP	18,000,000	12,085,787
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	2,161,210	1,456,086
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	1,979,900	1,351,854

Total Lebanon
(identified cost $203,149,042)			$203,459,924

South Korea — 0.4%

Korea Monetary Stabilization Bond, 0.00%, 5/18/10	KRW	5,560,390	$5,012,615
Korea Monetary Stabilization Bond, 0.00%, 6/8/10	KRW	8,014,850	7,216,722
Korea Monetary Stabilization Bond, 0.00%, 6/29/10	KRW	3,589,460	3,228,041

Total South Korea
(identified cost $15,119,309)			$15,457,378

Sri Lanka — 2.4%

Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	766,310	$6,738,410
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	1,083,150	9,490,656
Sri Lanka Treasury Bill, 0.00%, 5/14/10	LKR	58,810	514,488
Sri Lanka Treasury Bill, 0.00%, 7/9/10	LKR	1,170,980	10,113,280
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	1,621,010	13,977,104
Sri Lanka Treasury Bill, 0.00%, 7/23/10	LKR	1,150,000	9,899,487
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	1,161,300	9,963,638
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	659,010	5,568,302
Sri Lanka Treasury Bill, 0.00%, 2/18/11	LKR	600,000	4,899,728
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	1,200,590	9,749,592
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	545,550	4,421,899
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	1,911,190	15,461,770
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	65,000	520,884

Total Sri Lanka
(identified cost $100,981,541)			$101,319,238

Uruguay — 0.6%

Uruguay Treasury Bill, 0.00%, 5/5/10	UYU	15,000	$778,449
Uruguay Treasury Bill, 0.00%, 5/12/10	UYU	30,000	1,554,717
Uruguay Treasury Bill, 0.00%, 5/19/10	UYU	6,920	358,111
Uruguay Treasury Bill, 0.00%, 7/6/10	UYU	45,000	2,304,514
Uruguay Treasury Bill, 0.00%, 7/20/10	UYU	20,000	1,020,894
Uruguay Treasury Bill, 0.00%, 8/5/10	UYU	40,000	2,033,953
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	30,000	1,517,517
Uruguay Treasury Bill, 0.00%, 10/1/10	UYU	20,000	1,002,161
Uruguay Treasury Bill, 0.00%, 10/6/10	UYU	23,977	1,199,819
Uruguay Treasury Bill, 0.00%, 10/27/10	UYU	20,000	994,982
Uruguay Treasury Bill, 0.00%, 12/23/10	UYU	77,094	3,771,443
Uruguay Treasury Bill, 0.00%, 12/30/10	UYU	40,000	1,952,582
Uruguay Treasury Bill, 0.00%, 1/18/11	UYU	60,770	2,948,845

See notes to financial statements

19

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Uruguay (continued)

Uruguay Treasury Bill, 0.00%, 2/3/11	UYU	50,000	$2,413,792
Uruguay Treasury Bill, 0.00%, 3/25/11	UYU	72,970	3,464,312

Total Uruguay
(identified cost $27,209,812)			$27,316,091

Zambia — 0.0%

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	3,398,000	$700,045

Total Zambia (identified cost $690,836)			$700,045

Total Foreign Government Securities
(identified cost $961,849,845)			$957,908,318

U.S. Treasury Obligations — 9.4%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 7/22/10		$100,000	$99,967,300
United States Treasury Bill, 0.00%, 8/19/10		100,000	99,949,900
United States Treasury Bill, 0.00%, 11/18/10		100,000	99,871,800
United States Treasury Bill, 0.00%, 12/16/10		100,000	99,841,100

Total U.S. Treasury Obligations
(identified cost $399,613,152)			$399,630,100

Repurchase Agreements — 9.0%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/27/10, with a maturity date of 7/30/10, an interest rate of 0.23% and repurchase proceeds of EUR 16,397,028, collateralized by EUR 15,000,000 Spanish Government Bond, 4.60% due 7/30/19 and a market value of $22,774,868.	EUR	16,388	$21,819,133
Dated 4/30/10, with an interest rate of 0.17%, collateralized by $180,000,000 United States Treasury Bond with an interest rate of 3.625%, a maturity date of 6/15/10 and a market value of $183,333,719.(10)	USD	183,150	183,150,000
HSBC Bank USA
Dated 4/30/10, with an interest rate of 0.18%, collateralized by $129,940,000 United States Treasury Bond with an interest rate of 8.125%, a maturity date of 6/15/21 and a market value of $183,109,587.(10)	USD	180,000	180,000,000

Total Repurchase Agreements
(identified cost $384,742,986)			$384,969,133

Other Securities — 2.9%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(11)		$124,508	$124,507,708

Total Other Securities
(identified cost $124,507,708)			$124,507,708

Total Short-Term Investments
(identified cost $1,870,713,691)			$1,867,015,259

Total Investments — 101.3%
(identified cost $4,275,581,470)			$4,320,092,142

Other Assets, Less Liabilities — (0.13)%			$(54,007,127)

Net Assets — 100.0%			$4,266,085,015

See notes to financial statements

20

Global Macro Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

JPMCC - JPMorgan Chase & Co.

MLMT - Merrill Lynch Mortgage Trust

WBCMT - Wachovia Bank Commercial Mortgage Trust

BRL - Brazilian Real

CLP - Chilean Peso

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

PLN - Polish Zloty

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Currently the issuer is in default with respect to interest payments.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Floating-rate security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Non-income producing security.

(10)	Open repurchase agreements with no specific maturity date. Either party may terminate the agreement upon demand.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $120,148 and $0, respectively.

Securities Sold Short

		Principal
		Amount
Security		(000’s omitted)	Value

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,972,910)

Total Securities Sold Short (proceeds $20,591,627)			$(20,972,910)

See notes to financial statements

21

Global Macro Portfolio as of April 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $4,151,073,762)	$4,195,584,434
Affiliated investment, at value (identified cost, $124,507,708)	124,507,708
Foreign currency, at value (identified cost, $1,390,609)	1,392,651
Interest and dividends receivable	23,162,397
Receivable for investments sold	154,208
Receivable for open forward foreign currency exchange contracts	15,923,032
Receivable for closed forward foreign currency exchange contracts	5,416,875
Receivable for open swap contracts	25,975,854
Receivable for closed options	101,520
Premium paid on open swap contracts	28,751,964

Total assets	$4,420,970,643

Liabilities

Payable for investments purchased	$101,899,486
Payable for variation margin on open financial futures contracts	1,556,259
Payable for open forward foreign currency exchange contracts	9,198,007
Payable for closed forward foreign currency exchange contracts	653,830
Payable for open spread lock swap contracts	480,860
Payable for open swap contracts	17,222,700
Payable for closed swap contracts	125,871
Premium received for open swap contracts	161,176
Payable for securities sold short, at value (proceeds, $20,591,627)	20,972,910
Payable to affiliates:
Investment adviser fee	1,731,340
Trustees’ fees	4,208
Interest payable for securities sold short	685,023
Accrued expenses	193,958

Total liabilities	$154,885,628

Net Assets applicable to investors’ interest in Portfolio	$4,266,085,015

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$4,209,065,343
Net unrealized appreciation	57,019,672

Total	$4,266,085,015

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $1,386,969)	$48,997,697
Dividends (net of foreign taxes, $1,054)	11,915
Interest allocated from affiliated investments	272,204
Expenses allocated from affiliated investments	(152,056)

Total investment income	$49,129,760

Expenses

Investment adviser fee	$6,893,613
Trustees’ fees and expenses	26,446
Custodian fee	8,375
Legal and accounting services	128,672
Interest expense on securities sold short	2,517
Miscellaneous	57,747

Total expenses	$7,117,370

Deduct —
Reduction of custodian fee	$228

Total expense reductions	$228

Net expenses	$7,117,142

Net investment income	$42,012,618

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$12,001,653
Investment transactions allocated from affiliated investments	(14,202)
Financial futures contracts	(3,440,235)
Swap contracts	(3,716,957)
Written options	522,711
Foreign currency and forward foreign currency exchange contract transactions	31,072,169

Net realized gain	$36,425,139

Change in unrealized appreciation (depreciation) —
Investments	$(3,181,756)
Securities sold short	(381,283)
Financial futures contracts	(1,849,184)
Swap contracts	12,399,887
Spread lock swap contracts	(480,860)
Written options	(309,320)
Foreign currency and forward foreign currency exchange contracts	4,244,436

Net change in unrealized appreciation (depreciation)	$10,441,920

Net realized and unrealized gain	$46,867,059

Net increase in net assets from operations	$88,879,677

See notes to financial statements

22

Global Macro Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Six Months Ended	Year Ended
in Net Assets	April 30, 2010	October 31, 2009

From operations —
Net investment income	$42,012,618	$43,997,485
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, written options and foreign currency and forward foreign currency exchange contract transactions	36,425,139	(18,984,748)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, spread lock swap contracts swap contracts, written options, foreign currency and forward foreign currency exchange contracts	10,441,920	81,089,939

Net increase in net assets from operations	$88,879,677	$106,102,676

Capital transactions —
Contributions	$2,882,127,250	$530,666,796
Withdrawals	(23,947,897)	(162,764,389)

Net increase in net assets from capital transactions	$2,858,179,353	$367,902,407

Net increase in net assets	$2,947,059,030	$474,005,083

Net Assets

At beginning of period	$1,319,025,985	$845,020,902

At end of period	$4,266,085,015	$1,319,025,985

See notes to financial statements

23

Global Macro Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

			Year Ended October 31,
	Six Months Ended
	April 30, 2010		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.59	%(2)	0.67%	0.63%	0.67%	0.66%	0.66%
Interest expense(3)	0.00	%(2)(4)	0.05%	—	—	—	—
Total expenses	0.59	%(2)	0.72%	0.63%	0.67%	0.66%	0.66%
Net investment income	3.38	%(2)	4.93%	5.25%	5.16%	4.49%	3.23%
Portfolio Turnover	11	%(5)	25%	26%	45%	41%	59%

Total Return	3.65	%(5)	12.10%	2.97%	10.34%	7.60%	6.48%

Net assets, end of period (000’s omitted)	$4,266,085		$1,319,026	$845,021	$688,393	$563,226	$410,680

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Interest expense relates to interest on securities sold short.

(4)	Amount is less than 0.005%.

(5)	Not annualized.

See notes to financial statements

24

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 72.3%, 21.6% and 3.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all

25

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an

26

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship

27

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Spread Lock Swap Contracts — A spread lock swap contract allows the user to lock in the forward differential (or spread) between the swap rate and a specified benchmark on an interest rate swap contract. These contracts involve commitments to pay or receive a settlement amount calculated based on the difference between the swap spread and an agreed upon fixed spread, the notional amount of the agreement and the duration of the swap. During the term of the outstanding spread lock swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Payments received or made at the termination of the spread lock swap contract are recorded as realized gains or losses. Upon termination, the Portfolio is obligated to enter into the interest rate swap agreement which can be closed at any time up to the maturity date at the then current value. The Portfolio is exposed to credit loss in the event of non-performance by the counterparty.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis, including TBA (To Be Announced) securities. Payment and

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Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

S  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

T  Securities Sold Short — The Portfolio may seek to hedge investments or increase total return through short sales of securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as interest expense.

U  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion, 0.575% from $1 billion up to $1.5 billion, 0.555% from $1.5 billion up to $2 billion, 0.520% from $2 billion up to $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $7,004,023 of which $110,410 was allocated from Cash Management Portfolio and $6,893,613 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.564% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

29

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and short sale transactions and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$275,212,110
U.S. Government and Agency Securities	1,373,102,759

$1,648,314,869

Sales

Investments (non-U.S. Government)	$51,455,966
U.S. Government and Agency Securities	113,610,198

$165,066,164

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,285,108,157

Gross unrealized appreciation	$87,709,794
Gross unrealized depreciation	(52,725,809)

Net unrealized appreciation	$34,983,985

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/3/10	Israeli Shekel 19,972,600	United States Dollar 5,358,895	$1,438
5/6/10	Kazak Tenge 2,569,000,000	United States Dollar 17,446,520	(96,592)
5/7/10	Sri Lankan Rupee 119,880,000	United States Dollar 1,022,867	(28,660)
5/7/10	Sri Lankan Rupee 441,860,000	United States Dollar 3,770,137	(105,637)
5/7/10	Sri Lankan Rupee 521,410,000	United States Dollar 4,446,994	(126,552)
5/10/10	South African Rand 443,356,500	United States Dollar 60,594,317	633,679
5/12/10	Euro 33,532,414	United States Dollar 44,783,712	135,690
5/14/10	Sri Lankan Rupee 58,810,000	United States Dollar 503,295	(11,970)
5/17/10	Euro 83,220,000	United States Dollar 113,685,594	2,877,109
5/17/10	Sri Lankan Rupee 825,699,025	United States Dollar 7,054,242	(176,609)
5/19/10	South African Rand 126,902,480	United States Dollar 17,190,334	54,235
5/24/10	Euro 90,028,000	United States Dollar 121,093,962	1,217,490
5/25/10	Euro 9,055,279	United States Dollar 12,130,089	72,520
5/25/10	Euro 6,610,969	United States Dollar 8,790,434	(12,411)
5/26/10	Japanese Yen 6,282,899,398	United States Dollar 67,355,990	458,817
5/27/10	Kazak Tenge 1,443,710,000	United States Dollar 9,801,154	(58,682)
6/10/10	Kazak Tenge 1,474,319,800	United States Dollar 10,025,976	(44,342)
6/17/10	Kazak Tenge 1,470,200,000	United States Dollar 10,004,764	(39,416)
7/6/10	Chilean Peso 4,345,000,000	United States Dollar 8,871,873	500,166
7/6/10	Chilean Peso 2,111,500,000	United States Dollar 4,301,722	233,399
7/6/10	Chilean Peso 967,100,000	United States Dollar 1,982,372	119,016
7/9/10	Sri Lankan Rupee 1,170,980,000	United States Dollar 9,999,829	(169,418)
7/16/10	Sri Lankan Rupee 1,621,010,000	United States Dollar 13,795,830	(267,650)
7/20/10	Kazak Tenge 724,740,200	United States Dollar 4,446,259	(509,773)

30

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,776,579	$(736,921)
7/21/10	Kazak Tenge 719,872,000	United States Dollar 4,443,654	(479,232)
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,688,718	(736,789)
7/23/10	Kazak Tenge 722,665,700	United States Dollar 4,454,026	(488,257)
7/23/10	Sri Lankan Rupee 500,000,000	United States Dollar 4,269,855	(63,710)
7/23/10	Sri Lankan Rupee 650,000,000	United States Dollar 5,555,556	(78,079)
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,657,635	(777,187)
7/30/10	Euro 16,153,356	United States Dollar 21,413,939	(98,473)
8/4/10	Chilean Peso 3,940,000,000	United States Dollar 7,483,381	(105,948)
8/4/10	Chilean Peso 4,592,000,000	United States Dollar 8,725,891	(119,337)
8/6/10	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,854,052	(190,993)
8/26/10	Kazak Tenge 1,443,710,000	United States Dollar 9,866,799	(12,006)
10/7/10	Euro 1,005,000	United States Dollar 1,356,589	18,238
10/8/10	Sri Lankan Rupee 659,010,000	United States Dollar 5,620,554	(27,081)
11/12/10	Euro 5,000,000	United States Dollar 6,746,650	88,277
12/2/10	Euro 1,300,000	United States Dollar 1,769,950	38,725
12/9/10	Euro 3,050,000	United States Dollar 4,130,920	69,160
12/9/10	Euro 1,250,000	United States Dollar 1,700,958	36,302
12/30/10	Euro 1,145,000	United States Dollar 1,555,769	30,900
2/17/11	Euro 300,000	United States Dollar 406,061	6,487
2/18/11	Sri Lankan Rupee 600,000,000	United States Dollar 4,936,240	(115,531)
3/11/11	Sri Lankan Rupee 1,200,590,000	United States Dollar 9,881,399	(199,074)
3/18/11	Sri Lankan Rupee 545,550,000	United States Dollar 4,482,744	(93,607)
3/25/11	Sri Lankan Rupee 800,000,000	United States Dollar 6,608,839	(95,776)
3/25/11	Sri Lankan Rupee 1,111,190,000	United States Dollar 9,179,595	(133,032)
4/6/11	Israeli Shekel 274,601,000	United States Dollar 73,797,635	525,421
4/6/11	Israeli Shekel 137,380,000	United States Dollar 36,907,289	249,968
4/6/11	Israeli Shekel 137,240,000	United States Dollar 36,862,745	242,781
4/7/11	Euro 15,742,000	United States Dollar 21,092,234	120,429
4/14/11	Euro 7,500,000	United States Dollar 10,185,375	193,396
4/29/11	Sri Lankan Rupee 65,000,000	United States Dollar 543,024	776

			$1,725,674

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/3/10	Israeli Shekel 19,972,600	United States Dollar 5,400,043	$(42,586)
5/6/10	Malaysian Ringgit 36,150,000	United States Dollar 11,077,065	273,761
5/6/10	Swedish Krona 103,160,000	Euro 10,605,640	121,456
5/7/10	South Korean Won 12,229,000,000	United States Dollar 10,825,956	203,806
5/10/10	Indian Rupee 502,052,000	United States Dollar 11,293,488	13,579
5/10/10	Indian Rupee 502,052,000	United States Dollar 11,293,488	13,579
5/10/10	New Turkish Lira 81,333,288	United States Dollar 54,042,052	536,603
5/10/10	Polish Zloty 185,766,860	Euro 48,256,146	(1,266,276)
5/11/10	Indonesian Rupiah 101,455,000,000	United States Dollar 11,164,851	87,318
5/11/10	Malaysian Ringgit 50,180,000	United States Dollar 15,617,803	134,747
5/12/10	Mexican Peso 193,476,000	United States Dollar 15,736,665	(35,558)
5/12/10	Polish Zloty 149,931,500	Euro 38,788,094	(817,972)
5/12/10	Polish Zloty 31,655,000	Euro 8,084,742	(33,453)
5/12/10	Polish Zloty 31,655,000	Euro 8,087,221	(36,754)

31

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/12/10	Polish Zloty 15,090,000	Euro 3,879,975	$(50,517)
5/13/10	Australian Dollar 5,954,800	United States Dollar 5,460,492	43,867
5/13/10	Ghanaian Cedi 6,286,150	United States Dollar 4,398,985	37,142
5/13/10	Ghanaian Cedi 1,900,000	United States Dollar 1,333,333	7,494
5/17/10	Australian Dollar 10,876,300	United States Dollar 10,134,428	(85,399)
5/17/10	Indian Rupee 670,350,000	United States Dollar 15,000,000	80,935
5/17/10	Malaysian Ringgit 48,130,000	United States Dollar 14,914,782	190,100
5/19/10	Colombian Peso 13,574,303,631	United States Dollar 7,006,996	(73,712)
5/19/10	Norwegian Krone 277,600,000	Euro 34,853,355	618,015
5/19/10	Swedish Krona 145,800,100	Euro 15,035,604	110,179
5/20/10	Indian Rupee 519,589,000	United States Dollar 11,699,820	(16,040)
5/20/10	Indian Rupee 732,321,000	United States Dollar 16,490,002	(22,607)
5/20/10	Indonesian Rupiah 118,051,550,000	United States Dollar 13,086,304	1,919
5/24/10	Indian Rupee 1,008,160,000	United States Dollar 22,564,011	91,927
5/24/10	Indian Rupee 434,000,000	United States Dollar 9,730,942	22,150
5/24/10	Indonesian Rupiah 105,412,000,000	United States Dollar 11,638,732	46,321
5/24/10	Indonesian Rupiah 70,140,000,000	United States Dollar 7,750,276	24,832
5/24/10	Malaysian Ringgit 47,380,000	United States Dollar 14,744,507	120,258
5/24/10	Malaysian Ringgit 31,200,000	United States Dollar 9,695,463	93,069
5/24/10	New Turkish Lira 3,268,739	United States Dollar 2,189,083	(307)
5/24/10	South Korean Won 12,741,000,000	United States Dollar 11,410,021	59,408
5/24/10	South Korean Won 8,677,000,000	United States Dollar 7,768,129	42,893
5/24/10	South Korean Won 13,973,100,000	United States Dollar 12,578,520	44
5/26/10	Norwegian Krone 141,661,300	Euro 17,900,767	154,051
5/26/10	Zambian Kwacha 13,174,300,000	United States Dollar 2,226,893	550,030
5/27/10	Indonesian Rupiah 113,973,000,000	United States Dollar 12,607,633	24,928
5/27/10	Kazak Tenge 1,443,710,000	United States Dollar 9,868,148	(8,312)
5/27/10	Zambian Kwacha 12,099,250,000	United States Dollar 2,041,723	508,495
5/28/10	Indian Rupee 792,740,000	United States Dollar 17,746,586	57,213
5/28/10	Indian Rupee 776,900,000	United States Dollar 17,456,466	(8,410)
5/28/10	New Turkish Lira 20,863,180	United States Dollar 13,872,718	88,883
6/1/10	South Korean Won 27,699,400,000	United States Dollar 24,820,028	92,359
6/2/10	Brazilian Real 57,496,009	United States Dollar 32,964,115	(82,705)
6/3/10	Israeli Shekel 133,045,200	United States Dollar 35,692,877	(13,586)
6/4/10	Indonesian Rupiah 240,863,000,000	United States Dollar 26,626,465	61,956
6/10/10	Indian Rupee 390,600,000	United States Dollar 8,670,366	90,551
6/10/10	Indian Rupee 1,144,580,000	United States Dollar 25,709,344	(37,121)
6/11/10	Zambian Kwacha 11,856,500,000	United States Dollar 2,449,690	47,880
7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,446,259	1,067,242
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,443,626	981,881
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,455,333	979,488
8/19/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,390,946	49,005
8/23/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,400,020	39,430
9/28/10	Zambian Kwacha 9,769,300,000	United States Dollar 1,855,518	185,885
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(5,433)
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(5,433)
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	32,680
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	11,254

32

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	$(186,374)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	(170,707)

			$4,999,351

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $5,416,875 and a payable of $653,830.

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	348 Euro-Bobl	Short	$(54,150,111)	$(54,674,783)	$(524,672)
6/10	43 Euro-Bund	Short	(7,018,626)	(7,138,293)	(119,667)
5/10	416 Hang Seng H-shares	Short	(31,643,738)	(32,271,611)	(627,873)
6/10	76 Japan 10-Year Bond	Short	(112,370,708)	(112,920,724)	(550,016)
6/10	617 U.S. 5-Year Treasury Note	Short	(71,231,755)	(71,485,235)	(253,480)

					$(2,075,708)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

		Portfolio
	Notional	Pays/
	Amount	Receives	Floating	Annual		Net
	(000’s	Floating	Rate	Fixed	Termination	Unrealized
Counterparty	omitted)	Rate	Index	Rate	Date	Depreciation

Bank of America	ILS 15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(102,642)

Bank of America	ILS 29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(274,378)

Barclays Bank PLC	ILS 29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(134,014)

Barclays Bank PLC	ILS 29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(137,442)

JPMorgan Chase Bank	BRL 86,633	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(144,748)

						$(793,224)

BRL - Brazlian Real
ILS - Israeli Shekel

Spread Lock Swaps

	Notional
	Amount of
	Underlying	Cash		Net
	Swap	Settlement	Termination	Unrealized
Counterparty	(000’s omitted)	Formula*	Date	Depreciation

Credit Suisse	$100,000	10-year swap spread minus 0.675% (spread lock) times $85,600	9/23/10	$(411,740)
Credit Suisse	100,000	10-year swap spread minus 0.275% (spread lock) times $86,400	10/7/10	(69,120)

				$(480,860)

*	If the cash settlement amount is positive, then such amount will be paid by the counterparty to the Portfolio. If the cash settlement amount is negative, then such amount will be paid by the Portfolio to the counterparty.

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market
		Amount*	Annual		Annual	Net
Reference		(000’s	Fixed	Termination	Fixed	Unrealized
Entity	Counterparty	omitted)	Rate**	Date	Rate***	Depreciation

Iceland	Barclays Bank PLC	$5,000	1.70%	3/20/18	3.48%	$(500,201)

Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	3.48	(500,201)

Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	3.48	(641,101)

Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	3.08	(368,893)

Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	3.08	(231,834)

						$(2,242,230)

33

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection

		Notional				Net
		Amount*	Contract			Unrealized
Reference		(000’s	Annual		Termination	Appreciation
Entity	Counterparty	omitted)	Fixed Rate**		Date	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$60,994

Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(110,156)

Brazil	Bank of America	18,450	1.00	(1)	6/20/20	1,265

Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(135,111)

Brazil	Credit Suisse First Boston	20,000	1.00	(1)	6/20/20	(52,828)

China	Barclays Bank PLC	8,700	1.00	(1)	3/20/15	(80,016)

China	Barclays Bank PLC	8,700	1.00	(1)	3/20/20	(141,955)

China	Citigroup Global Markets	4,300	1.00	(1)	3/20/20	(63,358)

China	JPMorgan Chase Bank	4,300	1.00	(1)	3/20/15	(41,513)

Egypt	Bank of America	4,550	1.00	(1)	6/20/15	(81,944)

Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(103,009)

Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(128,805)

Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	(97,392)

Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	(80,691)

Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	(87,503)

Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	(51,915)

Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	(106,133)

Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	(106,601)

Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	(81,944)

Greece	Citigroup Global Markets	3,000	1.00	(1)	6/20/15	97,743

Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	724,431

Greece	Credit Suisse First Boston	20,000	0.20		6/20/20	5,630,987

Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	130,702

Greece	Goldman Sachs, Inc.	35,000	0.29		6/20/15	7,984,437

Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	5,266,754

Italy	Credit Suisse First Boston	18,200	0.20		12/20/16	1,295,581

Kazakhstan	Citigroup Global Markets	9,100	1.00	(1)	6/20/15	72,471

Kazakhstan	Deutsche Bank	9,100	1.00	(1)	6/20/15	76,605

Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	35,500

Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	104,552

Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	70,410

Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	20,914

Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	(83,967)

Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	44,495

Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	36,345

Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	40,559

Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	64,800

Lebanon	Credit Suisse First Boston	4,600	1.00	(1)	3/20/15	70,114

Lebanon	Credit Suisse First Boston	8,800	1.00	(1)	3/20/15	137,666

Lebanon	Credit Suisse First Boston	9,900	1.00	(1)	6/20/15	212,353

Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	125,520

Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	102,792

Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	105,107

Malaysia	Bank of America	3,900	0.83		12/20/14	(6,451)

Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(484,305)

Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(9,369)

Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(491,905)

Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(134,733)

Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(120,332)

Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(72,274)

Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(28,408)

Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(68,734)

Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(138,605)

Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(57,157)

Philippines	Credit Suisse First Boston	5,000	1.88		6/20/11	(68,734)

Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(54,244)

Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(6,973)

Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(76,766)

Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(6,973)

Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(68,734)

Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(68,624)

Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(28,408)

Russia	Bank of America	5,500	1.00	(1)	6/20/15	(23,745)

Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	33,926

Russia	Credit Suisse First Boston	9,000	1.00	(1)	3/20/15	32,928

Russia	Credit Suisse First Boston	9,000	1.00	(1)	6/20/15	41,038

Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	42,406

Serbia	HSBC Bank USA	7,000	1.30		5/20/11	11,207

South Africa	Bank of America	6,300	1.00	(1)	12/20/19	(28,005)

South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(71,944)

South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	9,937

South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(114,385)

South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(17,510)

South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	(72,329)

South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	(106,892)

South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	(101,886)

South Africa	Credit Suisse First Boston	5,100	1.00	(1)	3/20/20	(9,343)

South Africa	Credit Suisse First Boston	4,600	1.00	(1)	3/20/20	(51,596)

South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	(152,743)

South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	(109,263)

South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	(5,457)

South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	(12,966)

South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	(101,057)

Spain	Bank of America	15,000	1.00	(1)	6/20/20	374,167

Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	418,719

Spain	Citigroup Global Markets	11,800	1.00	(1)	3/20/20	(85,250)

Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	245,019

Spain	Deutsche Bank	11,800	1.00	(1)	3/20/20	(85,250)

34

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional				Net
		Amount*	Contract			Unrealized
Reference		(000’s	Annual		Termination	Appreciation
Entity	Counterparty	omitted)	Fixed Rate**		Date	(Depreciation)

Spain	Deutsche Bank	$11,400	1.00	%(1)	3/20/20	$262,235

Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	(314,399)

Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	297,947

Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	140,259

Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	152,764

Thailand	Deutsche Bank	10,000	1.00		3/20/15	56,115

Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	69,300

Turkey	Barclays Bank PLC	4,170	2.12		1/20/13	(104,595)

Turkey	Citigroup Global Markets	9,400	2.93		9/20/19	(732,933)

Turkey	Credit Suisse First Boston	5,000	2.87		7/20/11	(156,405)

Turkey	Credit Suisse First Boston	4,120	2.11		1/20/13	(102,134)

Turkey	JPMorgan Chase Bank	12,610	2.12		1/20/13	(316,294)

Turkey	Morgan Stanley	5,000	4.05		4/06/14	(473,807)

Uruguay	Citigroup Global Markets	4,600	1.00	(1)	6/20/20	2,950

Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	22,582

Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	435,746

Banco de Sabadell, S.A.	JPMorgan Chase Bank	4,350	3.00	(1)	3/20/15	200,581

Erste Group Bank AG	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	(50,197)

ING Verzekeringen N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	27,357

Rabobank Nederland N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	9,323

Raiffeisen Zentralbank	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	(64,684)

iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR 16,100	1.00	(1)	6/20/15	290,931

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR 16,100	1.00	(1)	6/20/15	282,406

						$18,881,301

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Appreciation

JPMorgan Chase Bank	$2,130,575	8/25/10	1-Month USD LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$2,914

					$2,914

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate
	(Currency	(Currency
	Received)	Delivered)				Net
	(000’s	(000’s	Floating	Fixed	Termination	Unrealized
Counterparty	omitted)	omitted)	Rate	Rate	Date	Depreciation

Bank of America	TRY 19,000	$12,684	3-Month USD-LIBOR-BBA	10.03%	11/25/13	$(731,471)

Citigroup Global Markets	TRY 4,000	2,475	3-Month USD-LIBOR-BBA	11.95	2/15/12	(414,697)

Citigroup Global Markets	TRY 8,441	5,091	3-Month USD-LIBOR-BBA	12.10	2/15/12	(1,023,031)

Citigroup Global Markets	TRY 12,367	7,361	3-Month USD-LIBOR-BBA	12.46	8/14/13	(2,295,982)

Citigroup Global Markets	TRY 6,159	4,122	3-Month USD-LIBOR-BBA	10.05	11/06/13	(251,400)

Credit Suisse First Boston	TRY 6,790	3,922	3-Month USD-LIBOR-BBA	12.45	2/15/12	(1,033,148)

JPMorgan Chase Bank	TRY 7,159	4,792	3-Month USD-LIBOR-BBA	10.10	11/06/13	(299,766)

JPMorgan Chase Bank	TRY 13,609	9,189	3-Month USD-LIBOR-BBA	11.20	5/21/14	(1,046,112)

						$(7,095,607)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

35

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Written currency call options activity for the six months ended April 30, 2010 was as follows:

	Principal
	Amount of
	Contracts		Premiums
	(000’s omitted)		Received

Outstanding, beginning of period	JPY	4,078,000	$522,711
Options expired	JPY	(4,078,000)	(522,711)

Outstanding, end of period		—	$—

JPY - Japanese Yen

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $4,897,577. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,643,329 at April 30, 2010.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $47,315,761, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $8,140,808. Such maximum amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $21,644,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

	Fair Value

Statement of Assets				Foreign	Interest
and Liabilities Caption	Credit	Equity		Exchange	Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$—		$21,339,907	$—
Receivable for open swap contracts	25,972,940	2,914		—	—

Total Asset Derivatives	$25,972,940	$2,914		$21,339,907	$—

Net unrealized appreciation	$—	$(627,873	)*	$—	$(1,447,835)*
Payable for open and closed forward foreign currency exchange contracts	—	—		(9,851,837)	—
Payable for open swap contracts	(9,333,869)	—		—	(8,369,691)

Total Liability Derivatives	$(9,333,869)	$(627,873)		$(9,851,837)	$(9,817,526)

36

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2010 was as follows:

Statement of			Foreign	Interest
Operations Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(987,347)	$—
Financial futures contracts	—	—	—	(3,440,235)
Written options	—	—	522,711	—
Swap contracts	(2,063,443)	(278,141)	—	(1,375,373)
Foreign currency and forward foreign currency exchange contract transactions	—	—	33,172,716	—

Total	$(2,063,443)	$(278,141)	$32,708,080	$(4,815,608)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$420,821	$—
Financial futures contracts	—	—	—	(1,849,184)
Written options	—	—	(309,320)	—
Swap contracts	14,698,263	73,911	—	(2,853,147)
Foreign currency and forward foreign currency exchange contracts	—	—	4,262,507	—

Total	$14,698,263	$73,911	$4,374,008	$(4,702,331)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2010, which are indicative of the volume of these derivative types, were approximately $102,206,000, $978,074,000 and $669,325,000, respectively.

The average principal amount of purchased currency option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $49,534,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

37

Global Macro Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$325,709,021	$2,918,321	$328,627,342
Foreign Corporate Bonds & Notes	—	3,748,028	—	3,748,028
Corporate Bonds & Notes	—	1,723,786	—	1,723,786
Collateralized Mortgage Obligations	—	138,706,608	—	138,706,608
Commercial Mortgage-Backed Securities	—	23,150,184	—	23,150,184
Mortgage Pass-Throughs	—	1,143,099,219	—	1,143,099,219
U.S. Government Agency Obligations	—	77,811,821	—	77,811,821
U.S. Treasury Obligations	—	727,171,171	—	727,171,171
Common Stocks	—	9,038,724 *	—	9,038,724
Short-Term – Foreign Government Securities	—	957,908,318	—	957,908,318
Short-Term – U.S. Treasury Obligations	—	399,630,100	—	399,630,100
Short-Term – Repurchase Agreements	—	384,969,133	—	384,969,133
Short-Term – Other Securities	—	124,507,708	—	124,507,708

Total Investments	$—	$4,317,173,821	$2,918,321	$4,320,092,142

Forward Foreign Currency Exchange Contracts	$—	$21,339,907	$—	$21,339,907
Swaps Contracts	—	25,975,854	—	25,975,854

Total	$—	$4,364,489,582	$2,918,321	$4,367,407,903

Securities Sold Short, at value	$—	$(20,972,910)	$—	$(20,972,910)
Forward Foreign Currency Exchange Contracts	—	(9,851,837)	—	(9,851,837)
Swaps Contracts	—	(17,703,560)	—	(17,703,560)
Futures Contracts	(2,075,708)	—	—	(2,075,708)

Total	$(2,075,708)	$(48,528,307)	$—	$(50,604,015)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Foreign
Government Bonds

Balance as of October 31, 2009	$2,353,740
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	564,581
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of April 30, 2010	$2,918,321

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$564,581

*	Amount is included in the related amount on investments in the Statement of Operations.

38

Global Macro Portfolio as of April 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Global Macro Portfolio:
We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the “Portfolio”), including the portfolio of investments, as of April 30, 2010, the related statement of operations for the six month period then ended, the statements of changes in net assets for the six month period then ended and the year ended October 31, 2009, and the supplementary data for the six month period then ended and each of the three years in the period ended October 31, 2009. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the years ended October 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of April 30, 2010, the results of its operations for the six month period then ended, the changes in its net assets for the six month period then ended and the year ended October 31, 2009, and the supplementary data for the six month period then ended and each of the three years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 24, 2010

39

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

40

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (formerly Eaton Vance Global Macro Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement for Global Macro Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

41

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

42

Eaton Vance Global Macro Absolute Return Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Macro Absolute Return Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

43

Eaton Vance Global Macro Absolute Return Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Global Macro Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Eric A. Stein
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

44

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Macro Absolute Return Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3041-6/10	GMSRC

Eaton Vance Investment Managers Semiannual Report April 30, 2010 EATON VANCE TAX-MANAGED DIVIDED INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010
INVESTMENT UPDATE

Aamer Khan, CFA
Co-Portfolio Manager

John H. Croft, CFA
Co-Portfolio Manager

Judith A. Saryan, CFA
Co-Portfolio Manager
Economic and Market Conditions
•	Global equities remained volatile, but most market indexes — with the notable exception of those in Europe — posted positive returns for the six months ending April 30, 2010. A sharp market correction in the United States in February was driven by concerns about Greek debt, belt-tightening in China, and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite Index gained 20.94% and the S&P 500 Index increased 15.66%.[1]
•	Foreign equities had mixed results during the period. Some international markets demonstrated fairly robust results, while others — most notably in the Euro zone — turned in much weaker showings. The MSCI Europe, Australasia, Far East Index registered only a modest 2.48% return for the period, largely due to the weak performance of many European stocks. For example, the FTSE Eurotop 100 Index, which tracks the performance of the most actively traded and highly capitalized stocks in the pan-European region, had a negative return for the period, falling nearly 1.5%. Much of this disappointing performance was the result of investor worries about the possibility of sovereign debt defaults in Greece and other southern European countries, such as Italy, Portugal and Spain.
•	Emerging markets outperformed those in the developed world for the period, with the MSCI Emerging Markets Index rising 12.37%. Regionally, emerging markets in Asia generally performed well, although concerns about credit tightening in China held back economic activity in that area during the latter part of the period. Commodity-oriented emerging markets such as Brazil, Russia and South Africa benefited from higher prices for oil, iron ore, copper and other basic materials.
Management Discussion
•	The Fund posted a solid, single-digit gain for the six months ending April 30, 2010, but was unable to keep pace with its benchmark, the Russell 1000 Value Index (the “Index”), and its peer group, the Lipper Equity Income Funds Average.

•	Consistent with its objective of achieving after-tax total return composed mainly of tax-favored dividend income and capital appreciation, the Fund was invested primarily in common and preferred stocks that generated a relatively high level of qualified dividend income during the period.

•	Within the common stock portion of the Fund, investment results for the six months lagged the Index, mainly due to the fund’s international — primarily European — exposure. Stock performance in the developed markets of Europe declined slightly during the period, and given the Fund’s sizable exposure to the region, this sizable allocation weighed significantly on the Fund’s performance versus the Index. Some further underperformance was seen in such dividend-rich areas as the telecommunication services, energy and materials sectors. Being underexposed to consumer discretionary and industrials also detracted, as these were the Index’s top-two sector performers during the period. On a stock-specific basis, certain international oil and gas names exposed to the recent disastrous oil spill in the Gulf of Mexico proved detrimental to performance.

Total Return Performance
10/31/09 – 4/30/10

Class A2	8.19%
Class B2	7.69
Class C2	7.80
Class I2	8.32
Russell 1000 Value Index[1]	17.77
Lipper Equity Income Funds Average[1]	13.89
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010
INVESTMENT UPDATE
•	On the upside, not owning or holding underweighted positions in some of the Index’s weaker performers — especially among diversified financial stock — provided some positive momentum to relative performance.

•	The Fund had approximately 18% of its net assets invested in preferred stocks as of April 30, 2010, and this allocation helped boost the Fund’s total return for the period. During the six months, preferred stock results remained strong overall, as measured by the BofA Merrill Lynch Fixed Rate Preferred Stock Index’s 11.18% return, but the preferreds held in the Fund performed even better. This outperformance was primarily due to an overweighting in non-U.S. banks, as well as a large holding in diversified financial services. Upside performance was held back somewhat by a lack of exposure to some of the most volatile names.

•	Effective March 1, 2010, John H. Croft joined the portfolio management team, replacing Thomas H. Luster, who will continue to serve as a portfolio manager for other Eaton Vance funds. Mr. Croft is a Vice President in Eaton Vance’s investment grade income group, which he joined in 2004, and is a portfolio manager of other Eaton Vance funds.

•	Effective June 11, 2010, the Fund’s name was changed to Eaton Vance Tax-Managed Global Dividend Income Fund to better reflect its focus on dividend-paying common and preferred stocks of U.S. and non-U.S. companies. In addition, the Fund’s primary benchmark was changed to the MSCI World Index. The Fund is no longer limited to investing a maximum of 35% of its total assets in foreign securities located in developed- or emerging-market countries.

•	As aways, we thank you for your continued confidence and participation in the Fund.
Fund Composition
Top 10 Holdings1
By net assets

McDonald’s Corp.	3.2%
General Dynamics Corp.	3.0
Canadian National Railway Co.	2.7
Exxon Mobil Corp.	2.6
Nestle SA	2.5
BP PLC ADR	2.4
Home Depot, Inc.	2.3
Deutsche Telekom AG	2.2
RWE AG	2.2
Chevron Corp.	2.1

[1]	Top 10 Holdings represented 25.2% of the Fund’s net assets as of 4/30/10. Excludes cash equivalents.
Equity Sector Weightings2
By net assets

[2]	As a percentage of the Fund’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EADIX	EBDIX	ECDIX	EIDIX

Average Annual Total Returns (at net asset value)

Six Months	8.19%	7.69%	7.80%	8.32%
One Year	32.50	31.47	31.44	32.82
Five Years	1.77	1.00	1.01	N.A.
Life of Fund†	4.90	4.11	4.12	- 7.47

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.99%	2.69%	6.80%	8.32%
One Year	24.81	26.47	30.44	32.82
Five Years	0.57	0.69	1.01	N.A.
Life of Fund†	4.00	4.11	4.12	- 7.47

†	Inception Dates — Class A, Class B and Class C: 5/30/03; Class I: 8/27/07

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.21%	1.96%	1.96%	0.94%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their  shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	32.50%	1.77%	4.90%
Return After Taxes on Distributions	31.31	0.85	4.04
Return After Taxes on Distributions and Sale of Fund Shares	22.52	1.52	4.23
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	24.81%	0.57%	4.00%
Return After Taxes on Distributions	23.69	-0.34	3.15
Return After Taxes on Distributions and Sale of Fund Shares	17.45	0.50	3.44
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	31.47%	1.00%	4.11%
Return After Taxes on Distributions	30.44	0.20	3.37
Return After Taxes on Distributions and Sale of Fund Shares	21.69	0.88	3.55
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	26.47%	0.69%	4.11%
Return After Taxes on Distributions	25.44	-0.12	3.37
Return After Taxes on Distributions and Sale of Fund Shares	18.44	0.61	3.55
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	31.44%	1.01%	4.12%
Return After Taxes on Distributions	30.40	0.20	3.38
Return After Taxes on Distributions and Sale of Fund Shares	21.66	0.88	3.57
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	30.44%	1.01%	4.12%
Return After Taxes on Distributions	29.40	0.20	3.38
Return After Taxes on Distributions and Sale of Fund Shares	21.01	0.88	3.57
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Life of Fund
Return Before Taxes	32.82%	- 7.47%
Return After Taxes on Distributions	31.59	- 8.20
Return After Taxes on Distributions and Sale of Fund Shares	22.80	- 6.12
Class A, Class B and Class C of the Fund commenced investment operations on 5/30/03. Class I commenced investment operations on 8/27/07. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Dividend Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,081.90	$6.09
Class B	$1,000.00	$1,076.90	$9.94
Class C	$1,000.00	$1,078.00	$9.94
Class I	$1,000.00	$1,083.20	$4.80

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91
Class B	$1,000.00	$1,015.20	$9.64
Class C	$1,000.00	$1,015.20	$9.64
Class I	$1,000.00	$1,020.20	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares and 0.93% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009.

5

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 77.1%

Security	Shares	Value

Aerospace & Defense — 3.0%

General Dynamics Corp.	496,458	$37,909,533

		$37,909,533

Air Freight & Logistics — 1.9%

Deutsche Post AG	1,500,000	$24,329,308

		$24,329,308

Capital Markets — 1.9%

Credit Suisse Group AG ADR	525,000	$23,992,500

		$23,992,500

Chemicals — 0.1%

Mosaic Co. (The)	29,583	$1,512,875

		$1,512,875

Commercial Banks — 2.8%

DnB NOR ASA	700,000	$8,284,577
Mizuho Financial Group, Inc.	4,500,000	8,664,869
Royal Bank of Scotland Group PLC(1)	120,000	2,228,400
U.S. Bancorp	623,421	16,688,980

		$35,866,826

Communications Equipment — 2.0%

Nokia Oyj ADR(1)	2,130,000	$25,900,800

		$25,900,800

Computers & Peripherals — 2.0%

International Business Machines Corp.	200,000	$25,800,000

		$25,800,000

Diversified Financial Services — 2.0%

Bank of America Corp.	1,469,860	$26,207,604

		$26,207,604

Diversified Telecommunication Services — 6.4%

Bezeq Israeli Telecommunication Corp., Ltd.	4,400,000	$10,746,124
Deutsche Telekom AG	2,150,000	27,993,532
Koninklijke KPN NV	700,000	10,502,077
Portugal Telecom SGPS SA(1)	1,900,000	19,336,736
TeliaSonera AB	2,000,000	13,708,352

		$82,286,821

Electric Utilities — 3.3%

E.ON AG	700,000	$25,814,414
Fortum Oyj	650,000	16,795,478

		$42,609,892

Energy Equipment & Services — 1.4%

Schlumberger, Ltd.	250,000	$17,855,000

		$17,855,000

Food & Staples Retailing — 1.3%

Wal-Mart Stores, Inc.	298,769	$16,028,957

		$16,028,957

Food Products — 2.6%

Nestle SA	668,000	$32,685,843

		$32,685,843

Health Care Equipment & Supplies — 0.4%

Masimo Corp.	230,000	$5,384,300

		$5,384,300

Hotels, Restaurants & Leisure — 3.2%

McDonald’s Corp.	590,000	$41,648,100

		$41,648,100

Household Durables — 1.9%

Electrolux AB	947,237	$24,361,712

		$24,361,712

Insurance — 6.4%

Allianz SE(1)	120,000	$13,757,401
MetLife, Inc.	575,000	26,208,500
Prudential Financial, Inc.	275,000	17,479,000
Sampo Oyj	1,000,000	24,579,914

		$82,024,815

See notes to financial statements

6

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media — 2.0%

Vivendi SA	980,000	$25,707,772

		$25,707,772

Metals & Mining — 3.3%

BHP Billiton, Ltd. ADR	325,000	$23,656,750
Southern Copper Corp.	600,000	18,348,000

		$42,004,750

Multi-Utilities — 4.0%

CMS Energy Corp.	875,000	$14,227,500
RWE AG	340,000	27,967,740
Veolia Environnement	300,000	9,484,582

		$51,679,822

Oil, Gas & Consumable Fuels — 9.1%

BP PLC ADR	580,000	$30,247,000
Chevron Corp.	327,000	26,630,880
Exxon Mobil Corp.	500,000	33,925,000
Marathon Oil Corp.	400,000	12,860,000
Total SA	250,000	13,601,822

		$117,264,702

Pharmaceuticals — 4.7%

Abbott Laboratories	235,000	$12,022,600
Merck & Co., Inc.	712,440	24,963,898
Roche Holding AG	150,000	23,683,368

		$60,669,866

Real Estate Investment Trusts (REITs) — 1.1%

Annaly Capital Management, Inc.	800,000	$13,560,000

		$13,560,000

Road & Rail — 4.0%

Canadian National Railway Co.	570,000	$34,080,300
Union Pacific Corp.	230,000	17,401,800

		$51,482,100

Semiconductors & Semiconductor Equipment — 2.0%

Analog Devices, Inc.	875,000	$26,188,750

		$26,188,750

Specialty Retail — 2.3%

Home Depot, Inc.	843,696	$29,740,284

		$29,740,284

Tobacco — 1.7%

Philip Morris International, Inc.	450,000	$22,086,000

		$22,086,000

Wireless Telecommunication Services — 0.3%

Partner Communications Co., Ltd.	204,994	$4,022,252

		$4,022,252

Total Common Stocks
(identified cost $843,970,762)		$990,811,184

Preferred Stocks — 17.5%

Security	Shares	Value

Commercial Banks — 9.8%

Abbey National Capital Trust I, 8.963%(2)	1,750	$2,000,856
ABN AMRO North America Capital Funding Trust, 6.968%(2)(3)	4,000	2,823,750
Bank of America Corp., 6.25%	92,900	1,960,190
Bank of America Corp., 6.70%	387,350	8,479,091
Barclays Bank PLC, 7.434%(2)(3)	5,500	5,598,890
BBVA International SA Unipersonal, 5.919%(2)	6,250	5,037,762
CoBank, ACB, 11.00%(3)	300,000	16,096,890
Credit Agricole SA/London, 6.637%(2)(3)	10,400	9,083,027
DB Capital Funding VIII, 6.375%	62,176	1,405,178
DB Contingent Capital Trust II, 6.55%	178,923	3,966,723
HSBC Capital Funding LP, 10.176%(2)(3)	3,250	4,307,920
JPMorgan Chase & Co., 7.90%(2)	16,000	16,863,424
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)	14,750	55,313
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	11,350	7,547,750
PNC Financial Services Group, Inc., Series F, 9.875%(2)	142,800	4,084,080
Royal Bank of Scotland Group PLC, 7.648%	3,020	2,616,764
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,019,226
Royal Bank of Scotland Group PLC, Series L, 5.75%	233,790	3,721,937
Santander Finance SA Unipersonal, 10.50%	112,694	3,061,896
Standard Chartered PLC, 6.409%(2)(3)	103	9,653,005
UBS Preferred Funding Trust I, 8.622%(2)	5,600	5,578,513

See notes to financial statements

7

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

Wells Fargo & Co., 7.98%(2)	3,400	$3,638,653
Wells Fargo & Co., Class A, 7.50%	5,350	5,275,100

		$125,875,938

Diversified Financial Services — 1.2%

Auction Pass-Through Trust 2006-5B - USB H, 0.00%(2)(3)	35	$476,656
Auction Pass-Through Trust 2006-6B - USB H, 0.00%(2)(3)	40	544,750
Preferred Pass-Through Trust, 2006-A GS, Class A, 5.925%(2)(3)	70	14,188,160

		$15,209,566

Electric Utilities — 0.2%

Entergy Arkansas, Inc., 6.45%	51,500	$1,224,737
Southern California Edison Co., 6.00%	15,000	1,420,500

		$2,645,237

Food Products — 0.1%

Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$963,524

		$963,524

Insurance — 4.3%

Aegon NV, 6.375%	205,000	$3,962,650
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,682,020
Arch Capital Group, Ltd., Series B, 7.875%	26,500	662,235
AXA SA, 6.463%(2)(3)	11,640	10,759,143
Endurance Specialty Holdings, Ltd., Series A, 7.75%	181,550	4,406,218
ING Capital Funding Trust III, 8.439%(2)	11,750	11,524,224
MetLife, Inc., 6.50%	350,000	8,480,500
PartnerRe, Ltd., 6.50%	52,000	1,222,000
PartnerRe, Ltd., 6.75%	139,700	3,457,575
RAM Holdings, Ltd., Series A, 7.50%(2)	5,000	1,000,313
RenaissanceRe Holdings, Ltd., Series C, 6.08%	82,000	1,665,420
RenaissanceRe Holdings, Ltd., Series D, 6.60%	175,000	3,858,750

		$55,681,048

Oil, Gas & Consumable Fuels — 0.6%

Kinder Morgan GP, Inc., 8.33%(2)(3)	7,000	$7,151,375

		$7,151,375

Real Estate Investment Trusts (REITs) — 1.3%

CapLease, Inc., 8.125%	225,000	$5,555,250
Developers Diversified Realty Corp., 7.50%	187,500	4,218,750
Duke Realty Corp., 6.95%	120,000	2,763,600
Health Care Property, Inc., 7.10%	150,000	3,540,000
ProLogis Trust, 6.75%	29,300	634,931
Regency Centers Corp., Series C, 7.45%	11,750	285,408

		$16,997,939

Total Preferred Stocks
(identified cost $245,438,153)		$224,524,627

Corporate Bonds & Notes — 4.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 2.2%

American Express Co., 6.80% to 9/1/16, 9/1/36(5)(6)	$3,500	$3,473,750
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	3,200	3,124,000
Capital One Capital V, 10.25%, 8/15/39	6,000	7,237,500
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57(5)(6)	5,160	5,185,800
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37(5)(6)	6,500	5,606,250
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(6)	4,550	3,841,406

		$28,468,706

Diversified Financial Services — 0.3%

GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(6)	$3,500	$3,373,125

		$3,373,125

Insurance — 0.6%

Everest Reinsurance Holdings, Inc., 6.60% to 5/15/17, 5/15/37(5)(6)	$8,300	$7,677,500

		$7,677,500

See notes to financial statements

8

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Retail-Food and Drug — 1.1%

CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37(5)(6)	$15,000	$14,481,870

		$14,481,870

Total Corporate Bonds & Notes
(identified cost $48,987,797)		$54,001,201

Short-Term Investments — 0.6%

	Interest
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(7)	$7,343	$7,342,787

Total Short-Term Investments
(identified cost $7,342,787)		$7,342,787

Total Investments — 99.4%
(identified cost $1,145,739,499)		$1,276,679,799

Other Assets, Less Liabilities — 0.6%		$7,365,535

Net Assets — 100.0%		$1,284,045,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $92,374,153 or 7.2% of the Fund’s net assets.

(4)	Defaulted security.

(5)	The maturity date shown is the scheduled maturity date which is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash

Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $5,686 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	65.5%	$841,322,276
Germany	9.3	119,862,395
Switzerland	6.3	80,361,711
Finland	5.2	67,276,192
France	3.8	48,794,176
Sweden	3.0	38,070,064
Portugal	1.5	19,336,736
Israel	1.2	14,768,376
Netherlands	0.8	10,502,077
United Kingdom	0.7	8,969,563
Japan	0.7	8,664,869
Norway	0.6	8,284,577
Brazil	0.2	3,124,000

Long-Term Investments	98.8%	$1,269,337,012

Short-Term Investments		$7,342,787

Total Investments		$1,276,679,799

See notes to financial statements

9

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $1,138,396,712)	$1,269,337,012
Affiliated investment, at value (identified cost, $7,342,787)	7,342,787
Cash	632,000
Foreign currency, at value (identified cost, $1,289,239)	1,299,008
Receivable for Fund shares sold	2,207,184
Dividends and interest receivable	4,115,821
Receivable for investments sold	26,646,331
Receivable for closed forward foreign currency exchange contracts	3,071,486
Tax reclaims receivable	3,000,574

Total assets	$1,317,652,203

Liabilities

Payable for investments purchased	$27,705,542
Payable for open forward foreign currency exchange contracts	975,458
Payable for Fund shares redeemed	3,018,577
Payable to affiliates:
Investment adviser fee	677,556
Distribution and service fees	610,791
Administration fee	161,683
Trustees’ fees	3,597
Accrued expenses	453,665

Total liabilities	$33,606,869

Net Assets	$1,284,045,334

Sources of Net Assets

Paid-in capital	$1,757,725,662
Accumulated net realized loss	(606,131,692)
Accumulated undistributed net investment income	2,490,514
Net unrealized appreciation	129,960,850

Total	$1,284,045,334

Class A Shares

Net Assets	$679,150,719
Shares Outstanding	71,364,298
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.52
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.10

Class B Shares

Net Assets	$90,804,061
Shares Outstanding	9,562,765
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.50

Class C Shares

Net Assets	$463,590,577
Shares Outstanding	48,812,712
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.50

Class I Shares

Net Assets	$50,499,977
Shares Outstanding	5,303,947
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $2,193,112)	$40,555,758
Interest and other income	1,178,160
Interest allocated from affiliated investments	15,664
Expenses allocated from affiliated investments	(9,978)

Total investment income	$41,739,604

Expenses

Investment adviser fee	$3,978,296
Administration fee	953,868
Distribution and service fees
Class A	861,137
Class B	457,026
Class C	2,320,848
Trustees’ fees and expenses	20,967
Custodian fee	202,254
Transfer and dividend disbursing agent fees	604,491
Legal and accounting services	33,663
Printing and postage	61,230
Registration fees	18,620
Miscellaneous	32,724

Total expenses	$9,545,124

Deduct —
Reduction of custodian fee	$41

Total expense reductions	$41

Net expenses	$9,545,083

Net investment income	$32,194,521

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$34,799,752
Investment transactions allocated from affiliated investments	(12,330)
Foreign currency and forward foreign currency exchange contract transactions	2,759,623

Net realized gain	$37,547,045

Change in unrealized appreciation (depreciation) —
Investments	$29,220,206
Foreign currency and forward foreign currency exchange contracts	(1,130,866)

Net change in unrealized appreciation (depreciation)	$28,089,340

Net realized and unrealized gain	$65,636,385

Net increase in net assets from operations	$97,830,906

See notes to financial statements

10

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$32,194,521	$68,384,308
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	37,547,045	(252,836,002)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	28,089,340	291,449,882

Net increase in net assets from operations	$97,830,906	$106,998,188

Distributions to shareholders —
From net investment income
Class A	$(19,512,516)	$(46,780,231)
Class B	(2,257,854)	(5,783,393)
Class C	(11,443,645)	(27,937,044)
Class I	(840,798)	(294,140)

Total distributions to shareholders	$(34,054,813)	$(80,794,808)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$72,289,097	$198,868,435
Class B	5,571,994	11,922,386
Class C	35,418,006	91,736,031
Class I	33,445,178	20,005,688
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	14,149,971	31,702,195
Class B	1,456,501	3,644,144
Class C	6,603,191	15,726,285
Class I	414,289	189,276
Cost of shares redeemed
Class A	(114,603,611)	(256,529,212)
Class B	(8,202,955)	(20,640,613)
Class C	(52,938,656)	(122,515,325)
Class I	(4,687,786)	(1,416,174)
Net asset value of shares exchanged
Class A	1,885,527	4,351,537
Class B	(1,885,527)	(4,351,537)

Net decrease in net assets from Fund share transactions	$(11,084,781)	$(27,306,884)

Net increase (decrease) in net assets	$52,691,312	$(1,103,504)

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$1,231,354,022	$1,232,457,526

At end of period	$1,284,045,334	$1,231,354,022

Accumulated undistributed net investment income included in net assets

At end of period	$2,490,514	$4,350,806

See notes to financial statements

11

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,			Period Ended		Year Ended April 30,
	April 30, 2010					October 31,
	(Unaudited)		2009	2008	2007	2006(1)		2006		2005

Net asset value — Beginning of period	$9.050		$8.830	$14.520	$13.400	$12.990		$11.820		$10.640

Income (Loss) From Operations

Net investment income(2)	$0.252		$0.523	$0.862	$0.810	$0.239		$0.922		$0.743
Net realized and unrealized gain (loss)	0.485		0.311	(5.751)	1.080	0.534		0.889		0.989

Total income (loss) from operations	$0.737		$0.834	$(4.889)	$1.890	$0.773		$1.811		$1.732

Less Distributions

From net investment income	$(0.267)		$(0.614)	$(0.801)	$(0.770)	$(0.363)		$(0.641)		$(0.552)

Total distributions	$(0.267)		$(0.614)	$(0.801)	$(0.770)	$(0.363)		$(0.641)		$(0.552)

Net asset value — End of period	$9.520		$9.050	$8.830	$14.520	$13.400		$12.990		$11.820

Total Return(3)	8.19	%(4)	10.49%	(35.08)%	14.47%	6.14	%(4)	15.78%		16.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$679,151		$670,392	$673,782	$1,141,383	$659,950		$452,785		$215,759
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.18	%(6)	1.21%	1.15%	1.14%	1.19	%(6)	1.21	%(7)	1.25	%(7)
Net investment income	5.37	%(6)	6.38%	7.00%	5.72%	3.69	%(6)	7.49%		6.46%
Portfolio Turnover	62	%(4)	101%	181%	139%	46	%(4)	247%		162%

(1)	For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% and 0.01% of average daily net assets for the years ended April 30, 2006 and 2005, respectively.) Absent this waiver and/or subsidy, total return would have been lower.

See notes to financial statements

12

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended October 31,			Period Ended		Year Ended April 30,
	April 30, 2010					October 31,
	(Unaudited)		2009	2008	2007	2006(1)		2006		2005

Net asset value — Beginning of period	$9.030		$8.820	$14.490	$13.370	$12.960		$11.790		$10.630

Income (Loss) From Operations

Net investment income(2)	$0.217		$0.463	$0.772	$0.716	$0.200		$0.801		$0.648
Net realized and unrealized gain (loss)	0.485		0.300	(5.736)	1.064	0.526		0.919		0.986

Total income (loss) from operations	$0.702		$0.763	$(4.964)	$1.780	$0.726		$1.720		$1.634

Less Distributions

From net investment income	$(0.232)		$(0.553)	$(0.706)	$(0.660)	$(0.316)		$(0.550)		$(0.474)

Total distributions	$(0.232)		$(0.553)	$(0.706)	$(0.660)	$(0.316)		$(0.550)		$(0.474)

Net asset value — End of period	$9.500		$9.030	$8.820	$14.490	$13.370		$12.960		$11.790

Total Return(3)	7.69	%(4)	9.57%	(35.51)%	13.62%	5.76	%(4)	14.97%		15.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,804		$89,245	$97,996	$181,741	$143,731		$120,272		$79,871
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.96%	1.90%	1.89%	1.94	%(6)	1.96	%(7)	2.00	%(7)
Net investment income	4.62	%(6)	5.67%	6.26%	5.08%	3.11	%(6)	6.53%		5.65%
Portfolio Turnover	62	%(4)	101%	181%	139%	46	%(4)	247%		162%

(1)	For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% and 0.01% of average daily net assets for the years ended April 30, 2006 and 2005, respectively.) Absent this waiver and/or subsidy, total return would have been lower.

See notes to financial statements

13

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended October 31,			Period Ended		Year Ended April 30,
	April 30, 2010					October 31,
	(Unaudited)		2009	2008	2007	2006(1)		2006		2005

Net asset value — Beginning of period	$9.030		$8.820	$14.500	$13.370	$12.960		$11.800		$10.630

Income (Loss) From Operations

Net investment income(2)	$0.217		$0.460	$0.769	$0.704	$0.192		$0.817		$0.653
Net realized and unrealized gain (loss)	0.485		0.303	(5.742)	1.086	0.534		0.893		0.991

Total income (loss) from operations	$0.702		$0.763	$(4.973)	$1.790	$0.726		$1.710		$1.644

Less Distributions

From net investment income	$(0.232)		$(0.553)	$(0.707)	$(0.660)	$(0.316)		$(0.550)		$(0.474)

Total distributions	$(0.232)		$(0.553)	$(0.707)	$(0.660)	$(0.316)		$(0.550)		$(0.474)

Net asset value — End of period	$9.500		$9.030	$8.820	$14.500	$13.370		$12.960		$11.800

Total Return(3)	7.80	%(4)	9.57%	(35.51)%	13.63%	5.76	%(4)	14.87%		15.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$463,591		$451,078	$458,907	$779,330	$490,056		$350,758		$185,303
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.96%	1.90%	1.89%	1.94	%(6)	1.96	%(7)	2.00	%(7)
Net investment income	4.63	%(6)	5.63%	6.25%	4.98%	2.98	%(6)	6.65%		5.69%
Portfolio Turnover	62	%(4)	101%	181%	139%	46	%(4)	247%		162%

(1)	For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% and 0.01% of average daily net assets for the years ended April 30, 2006 and 2005, respectively.) Absent this waiver and/or subsidy, total return would have been lower.

See notes to financial statements

14

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$9.050		$8.840	$14.530	$14.100

Income (Loss) From Operations

Net investment income(2)	$0.288		$0.479	$0.681	$0.054
Net realized and unrealized gain (loss)	0.461		0.365	(5.538)	0.514

Total income (loss) from operations	$0.749		$0.844	$(4.857)	$0.568

Less Distributions

From net investment income	$(0.279)		$(0.634)	$(0.833)	$(0.138)

Total distributions	$(0.279)		$(0.634)	$(0.833)	$(0.138)

Net asset value — End of period	$9.520		$9.050	$8.840	$14.530

Total Return(3)	8.32	%(4)	10.63%	(34.84)%	4.04	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,500		$20,639	$1,773	$453
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	0.94%	0.90%	0.89	%(6)
Net investment income	6.11	%(6)	5.71%	5.95%	2.06	%(6)
Portfolio Turnover	62	%(4)	101%	181%	139	%(4)

(1)	For the period from the start of business, August 27, 2007, to October 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

15

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or

16

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $628,426,598 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($252,492), October 31, 2012 ($2,039,433), October 31, 2013 ($4,586,180), October 31, 2014 ($31,957,656), October 31, 2015 ($6,082,839), October 31, 2016 ($324,890,175) and October 31, 2017 ($258,617,823).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these

17

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $2.5 billion and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Fund’s investment of cash therein was credited against the Fund’s investment adviser fee. The Fund currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Fund’s investment adviser fee totaled $3,986,216 of which $7,920 was allocated from Cash Management Portfolio and $3,978,296 was paid or accrued directly by the Fund. For the six months ended April 30, 2010, the Fund’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.63% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $953,868. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $25,636 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $546,005 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a

18

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $861,137 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $342,769 and $1,740,636 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,702,000 and $47,277,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $114,257 and $580,212 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $3,000, $68,000 and $10,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $779,816,366 and $799,349,513, respectively, for the six months ended April 30, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

19

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	7,613,351	24,861,105
Issued to shareholders electing to receive payments of distributions in Fund shares	1,490,921	3,891,387
Redemptions	(12,042,555)	(31,476,909)
Exchange from Class B shares	198,376	550,078

Net decrease	(2,739,907)	(2,174,339)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	588,489	1,464,264
Issued to shareholders electing to receive payments of distributions in Fund shares	153,767	448,849
Redemptions	(866,936)	(2,592,258)
Exchange to Class A shares	(198,709)	(551,246)

Net decrease	(323,389)	(1,230,391)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	3,739,304	11,264,316
Issued to shareholders electing to receive payments of distributions in Fund shares	697,091	1,934,627
Redemptions	(5,583,244)	(15,283,577)

Net decrease	(1,146,849)	(2,084,634)

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	3,473,505	2,227,604
Issued to shareholders electing to receive payments of distributions in Fund shares	43,343	22,893
Redemptions	(492,936)	(170,974)

Net increase	3,023,912	2,079,523

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,161,242,077

Gross unrealized appreciation	$165,235,201
Gross unrealized depreciation	(49,797,479)

Net unrealized appreciation	$115,437,722

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

6/3/10	Euro 25,987,264	United States Dollar 34,383,749	$(185,188)
6/3/10	Euro 26,101,184	United States Dollar 34,560,447	(160,029)
6/3/10	Euro 29,710,005	United States Dollar 39,383,582	(137,442)
6/3/10	Euro 34,617,811	United States Dollar 45,785,863	(263,653)
6/3/10	Euro 27,855,875	United States Dollar 36,825,466	(229,146)

			$(975,458)

At April 30, 2010, closed forward foreign currency sales contracts excluded above amounted to a receivable of $3,071,486.

20

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Fund would incur due to counterparty risk was $3,071,486, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$3,071,486	$(975,458)

(1)	Statement of Assets and Liabilities location: Receivable for closed forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$3,071,486	$(975,458)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $46,074,000.

11   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

21

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$71,388,384	$50,069,484	$—	$121,457,868
Consumer Staples	38,114,957	32,685,843	—	70,800,800
Energy	121,517,880	13,601,822	—	135,119,702
Financials	126,364,984	55,286,761	—	181,651,745
Health Care	42,370,798	23,683,368	—	66,054,166
Industrials	89,391,633	24,329,308	—	113,720,941
Information Technology	77,889,550	—	—	77,889,550
Materials	43,517,625	—	—	43,517,625
Telecommunication Services	27,993,532	58,315,541	—	86,309,073
Utilities	14,227,500	80,062,214	—	94,289,714

Total Common Stocks	$652,776,843	$338,034,341 *	$—	$990,811,184

Preferred Stocks
Consumer Staples	$—	$963,524	$—	$963,524
Energy	—	7,151,375	—	7,151,375
Financials	84,368,728	129,395,763	—	213,764,491
Utilities	1,420,500	1,224,737	—	2,645,237

Total Preferred Stocks	$85,789,228	$138,735,399	$—	$224,524,627

Corporate Bonds & Notes	$—	$54,001,201	$—	$54,001,201
Short-Term Investments	—	7,342,787	—	7,342,787

Total Investments	$738,566,071	$538,113,728	$—	$1,276,679,799

Forward Foreign Currency Exchange Contracts	$—	$3,071,486	$—	$3,071,486

Total	$738,566,071	$541,185,214	$—	$1,279,751,285

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(975,458)	$—	$(975,458)

Total	$—	$(975,458)	$—	$(975,458)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

13   Subsequent Event

Effective June 11, 2010, the name of Eaton Vance Tax-Managed Dividend Income Fund was changed to Eaton Vance Tax-Managed Global Dividend Income Fund.

22

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. In particular, the Board evaluated the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

24

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees (including administrative fees) and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund.

25

Eaton Vance Tax-Managed Dividend Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

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Investment Adviser and Administrator of
Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Dividend Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1857-6/10	TMDISRC

Semiannual Report April 30 , 2010 EATON VANCE TAX-MANAGEDINTERNATIONAL EQUITY FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Edward R. Allen, III, CFA
Eagle Global Advisors
Co-Portfolio Manager
Thomas N. Hunt, III, CFA
Eagle Global Advisors
Co-Portfolio Manager
•	Foreign equities had mixed results during the six months ending April 30, 2010, with some international equity markets demonstrating fairly robust results, while others — most notably in the Euro zone — turned in much weaker showings.
•	Stocks in the developed markets of the Pacific Rim region had solid gains, as illustrated by the MSCI Pacific Index’s 7.73% gain, which was propelled in part by the upturn in the U.S. and emerging markets economies. For the developed world overall, however, equity performance was fairly anemic. The MSCI Europe, Australasia, Far East (EAFE) Index, a proxy for stock performance in the major economies of the world outside the U.S. and Canada, registered only a modest 2.48% return for the period, in large measure due to the weak performance of many European stocks. For example, the FTSE Eurotop 100 Index, which tracks the performance of the most actively traded and highly capitalized stocks in the pan-European region, had a negative return during the period, falling nearly 1.5%. Much of the disappointing performance in Europe was a result of investor worries about the possibility of sovereign debt defaults in Greece and such other southern European countries as Italy, Portugal and Spain.[1]
•	Emerging markets equities outperformed their counterparts in the developed world during the six months ending April 30, 2010, largely due to the growing concerns about the fiscal stability of several nations on the fringes of the European Monetary Union. For the six-month period, the MSCI Emerging Markets Index rose 12.37%.

•	Regionally, emerging markets in Asia generally performed well, although concerns about credit tightening in China held back economic activity in that area during the latter part of the period. Commodity-oriented emerging markets such as Brazil, Russia and South Africa benefited from higher prices for oil, iron ore, copper and other basic materials. India, Mexico and Turkey, among other emerging markets, also showed signs of economic growth.
Management Discussion
•	Against this backdrop, the Fund[2] modestly underperformed its benchmark, the MSCI EAFE Index, for the six months ending April 30, 2010. Sector allocation in the Fund was beneficial to performance, while overall stock selection detracted.

•	The Fund’s stock selections in the industrials and materials sectors were positive contributors. Commodity-related companies in both sectors performed well, as rising global-growth expectations led to higher commodity prices. In addition, strong industrial production numbers increased prospects for some of the Fund’s more cyclical industrials and materials holdings. An allocation to emerging markets proved positive, but stock selection there muted the effect. In addition, country allocations to the United Kingdom, Canada and Singapore proved beneficial.

Total Return Performance
10/31/09 – 4/30/10

Class A3	2.17%
Class B3	1.83
Class C3	1.83
Class I3	2.29
MSCI EAFE Index[1]	2.48
Lipper International Large-Cap Core Funds Average[1]	4.00
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Tax-Managed International Equity Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Class A and Class I shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010
INVESTMENT UPDATE
•	The consumer staples sector also boosted relative performance. In particular, stock selection in food products and beverages outpaced their counterparts in the MSCI EAFE Index. An underweighting in utilities further helped returns, as did stock selection in the information technology sector.

•	Conversely, stock selection in financials and telecommunications services sectors, as well as in emerging markets, detracted from performance. Exposure to Spanish and Greek companies in financials and telecommunication services proved detrimental because they significantly underperformed the broader market. Underweighting Japan also detracted, although this was offset by gains from individual stock selection.

•	Our investment philosophy and process remain consistent: investing in a diversified portfolio of foreign equity securities with favorable growth prospects, competitive positions and strong balance sheets. As we have experienced in prior recoveries, we believe market leadership will continue to rotate from high-risk, low-quality companies to high-quality companies that can deliver revenue growth as the economic recovery matures.
Sector Weightings1
By net assets
Portfolio Composition
Global Allocation1
By net assets
Top 10 Holdings2
By net assets

Novartis AG	3.7%
Banco Santander Central Hispano SA	3.3
DBS Group Holdings, Ltd.	3.2
Nestle SA	3.1
FUJIFILM Holdings Corp.	3.0
British American Tobacco PLC	2.9
Mitsui & Co., Ltd.	2.8
Keppel Corp., Ltd.	2.4
BOC Hong Kong Holdings, Ltd.	2.3
Total SA	2.2

[1]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

[2]	Top 10 Holdings represented 28.9% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETIGX	EMIGX	ECIGX	EITIX

Average Annual Total Returns (at net asset value)

Six Months	2.17%	1.83%	1.83%	2.29%
One Year	34.14	33.19	33.22	34.51
Five Years	3.76	3.00	3.00	N.A.
Ten Years	-3.86	-4.58	-4.57	N.A.
Life of Fund†	-0.62	-1.37	-1.38	-13.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.66%	-3.17%	0.83%	2.29%
One Year	26.42	28.19	32.22	34.51
Five Years	2.53	2.64	3.00	N.A.
Ten Years	-4.42	-4.58	-4.57	N.A.
Life of Fund†	-1.11	-1.37	-1.38	-13.77

†	Inception Dates — Class A, Class B and Class C: 4/22/98; Class I: 9/2/08

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Class A and Class I shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.73%	2.49%	2.48%	1.48%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	34.14%	3.76%	-3.86%
Return After Taxes on Distributions	34.16	3.84	-3.77
Return After Taxes on Distributions and Sale of Fund Shares	23.01	3.53	-3.00
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	26.42%	2.53%	-4.42%
Return After Taxes on Distributions	26.44	2.61	-4.33
Return After Taxes on Distributions and Sale of Fund Shares	17.95	2.47	-3.46
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	33.19%	3.00%	-4.58%
Return After Taxes on Distributions	33.19	3.14	-4.45
Return After Taxes on Distributions and Sale of Fund Shares	21.98	2.78	-3.62
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	28.19%	2.64%	-4.58%
Return After Taxes on Distributions	28.19	2.79	-4.45
Return After Taxes on Distributions and Sale of Fund Shares	18.73	2.47	-3.62
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	33.22%	3.00%	-4.57%
Return After Taxes on Distributions	33.22	3.13	-4.44
Return After Taxes on Distributions and Sale of Fund Shares	22.12	2.81	-3.59
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	32.22%	3.00%	-4.57%
Return After Taxes on Distributions	32.22	3.13	-4.44
Return After Taxes on Distributions and Sale of Fund Shares	21.47	2.81	-3.59
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Life of Fund
Return Before Taxes	34.51%	-13.77%
Return After Taxes on Distributions	34.52	-12.57
Return After Taxes on Distributions and Sale of Fund Shares	23.36	-10.30
Class A, Class B and Class C of the Fund commenced investment operations on 4/22/98. Class I commenced investment operations on 9/2/08. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed International Equity Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,021.70	$8.47
Class B	$1,000.00	$1,018.30	$12.21
Class C	$1,000.00	$1,018.30	$12.21
Class I	$1,000.00	$1,022.90	$7.22

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.45
Class B	$1,000.00	$1,012.70	$12.18
Class C	$1,000.00	$1,012.70	$12.18
Class I	$1,000.00	$1,017.70	$7.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69% for Class A shares, 2.44% for Class B shares,
2.44% for Class C shares and 1.44% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $89,387,305)	$105,708,840
Receivable for Fund shares sold	221,321

Total assets	$105,930,161

Liabilities

Payable for Fund shares redeemed	$116,651
Payable to affiliates:
Distribution and service fees	40,524
Trustees’ fees	20
Accrued expenses	57,100

Total liabilities	$214,295

Net Assets	$105,715,866

Sources of Net Assets

Paid-in capital	$230,067,956
Accumulated net realized loss from Portfolio	(140,883,763)
Accumulated undistributed net investment income	210,138
Net unrealized appreciation from Portfolio	16,321,535

Total	$105,715,866

Class A Shares

Net Assets	$76,563,938
Shares Outstanding	8,864,574
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.64
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.17

Class B Shares

Net Assets	$4,499,721
Shares Outstanding	540,916
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.32

Class C Shares

Net Assets	$23,422,239
Shares Outstanding	2,854,737
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.20

Class I Shares

Net Assets	$1,229,968
Shares Outstanding	142,537
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $138,189)	$1,205,605
Interest allocated from Portfolio	996
Miscellaneous income	109,453
Expenses allocated from Portfolio	(619,699)

Total investment income	$696,355

Expenses

Distribution and service fees
Class A	$97,015
Class B	26,315
Class C	125,429
Trustees’ fees and expenses	229
Custodian fee	9,161
Transfer and dividend disbursing agent fees	95,171
Legal and accounting services	10,797
Printing and postage	18,056
Registration fees	27,918
Miscellaneous	6,460

Total expenses	$416,551

Net investment income	$279,804

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(823,243)
Foreign currency transactions	117,884

Net realized loss	$(705,359)

Change in unrealized appreciation (depreciation) —
Investments	$2,788,419
Foreign currency	(25,020)

Net change in unrealized appreciation (depreciation)	$2,763,399

Net realized and unrealized gain	$2,058,040

Net increase in net assets from operations	$2,337,844

See notes to financial statements

6

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$279,804	$1,527,848
Net realized loss from investment and foreign currency transactions	(705,359)	(38,099,582)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,763,399	48,886,049

Net increase in net assets from operations	$2,337,844	$12,314,315

Distributions to shareholders —
From net investment income
Class A	$(1,328,389)	$(1,462,834)
Class B	(46,735)	—
Class C	(282,359)	(147,336)
Class I	(22,693)	(8,498)

Total distributions to shareholders	$(1,680,176)	$(1,618,668)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,280,205	$19,378,245
Class B	138,134	254,281
Class C	1,137,391	3,997,793
Class I	315,355	1,068,049
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,180,623	1,186,409
Class B	41,435	—
Class C	228,539	116,488
Class I	2,790	2,143
Cost of shares redeemed
Class A	(15,603,156)	(46,310,751)
Class B	(504,270)	(2,232,289)
Class C	(3,726,289)	(10,656,508)
Class I	(350,956)	(25,107)
Net asset value of shares exchanged
Class A	1,027,020	2,444,150
Class B	(1,027,020)	(2,444,150)
Redemption fees	7,071	1,736

Net decrease in net assets from Fund share transactions	$(3,853,128)	$(33,219,511)

Net decrease in net assets	$(3,195,460)	$(22,523,864)

Net Assets

At beginning of period	$108,911,326	$131,435,190

At end of period	$105,715,866	$108,911,326

Accumulated undistributed net investment income included in net assets

At end of period	$210,138	$1,610,510

See notes to financial statements

7

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007		2006	2005

Net asset value — Beginning of period	$8.600		$7.530		$14.970	$11.080		$8.670	$7.080

Income (Loss) From Operations

Net investment income(1)	$0.032		$0.121		$0.205	$0.266	(2)	$0.082	$0.056
Net realized and unrealized gain (loss)	0.158		1.078		(7.470)	3.731		2.403	1.534

Total income (loss) from operations	$0.190		$1.199		$(7.265)	$3.997		$2.485	$1.590

Less Distributions

From net investment income	$(0.151)		$(0.129)		$(0.176)	$(0.107)		$(0.075)	$—

Total distributions	$(0.151)		$(0.129)		$(0.176)	$(0.107)		$(0.075)	$—

Redemption fees(1)	$0.001		$0.000	(3)	$0.001	$0.000	(3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.640		$8.600		$7.530	$14.970		$11.080	$8.670

Total Return(4)	2.17	%(5)	16.22%		(49.06)%	36.35%		28.85%	22.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76,564		$76,284		$92,173	$125,311		$59,486	$29,634
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.69	%(8)	1.73	%(9)	1.54%	1.57%		1.67%	1.89%
Net investment income	0.73	%(8)	1.67%		1.67%	2.12	%(2)	0.81%	0.70%
Portfolio Turnover of the Portfolio	15	%(5)	57%		34%	23%		25%	39%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.132 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.07%.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See notes to financial statements

8

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007		2006	2005

Net asset value — Beginning of period	$8.250		$7.140		$14.200	$10.510		$8.230	$6.770

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.003)		$0.066		$0.098	$0.132	(2)	$0.008	$(0.004)
Net realized and unrealized gain (loss)	0.145		1.044		(7.094)	3.573		2.281	1.464

Total income (loss) from operations	$0.142		$1.110		$(6.996)	$3.705		$2.289	$1.460

Less Distributions

From net investment income	$(0.073)		$—		$(0.065)	$(0.015)		$(0.009)	$—

Total distributions	$(0.073)		$—		$(0.065)	$(0.015)		$(0.009)	$—

Redemption fees(1)	$0.001		$0.000	(3)	$0.001	$0.000	(3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.320		$8.250		$7.140	$14.200		$10.510	$8.230

Total Return(4)	1.83	%(5)	15.41%		(49.47)%	35.29%		27.83%	21.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,500		$5,775		$9,717	$31,892		$29,214	$27,861
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.44	%(8)	2.49	%(9)	2.29%	2.32%		2.42%	2.64%
Net investment income (loss)	(0.08	)%(8)	0.95%		0.82%	1.12	%(2)	0.08%	(0.05)%
Portfolio Turnover of the Portfolio	15	%(5)	57%		34%	23%		25%	39%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.097 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.29%.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See notes to financial statements

9

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007		2006	2005

Net asset value — Beginning of period	$8.150		$7.100		$14.150	$10.500		$8.220	$6.760

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.002)		$0.063		$0.105	$0.156	(2)	$0.009	$(0.004)
Net realized and unrealized gain (loss)	0.143		1.024		(7.060)	3.536		2.287	1.464

Total income (loss) from operations	$0.141		$1.087		$(6.955)	$3.692		$2.296	$1.460

Less Distributions

From net investment income	$(0.092)		$(0.037)		$(0.096)	$(0.042)		$(0.016)	$—

Total distributions	$(0.092)		$(0.037)		$(0.096)	$(0.042)		$(0.016)	$—

Redemption fees(1)	$0.001		$0.000	(3)	$0.001	$0.000	(3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.200		$8.150		$7.100	$14.150		$10.500	$8.220

Total Return(4)	1.83	%(5)	15.40%		(49.46)%	35.27%		27.96%	21.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,422		$25,599		$29,444	$53,180		$28,225	$18,647
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.44	%(8)	2.48	%(9)	2.29%	2.32%		2.42%	2.64%
Net investment income (loss)	(0.05	)%(8)	0.91%		0.90%	1.32	%(2)	0.09%	(0.06)%
Portfolio Turnover of the Portfolio	15	%(5)	57%		34%	23%		25%	39%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.119 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See notes to financial statements

10

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	April 30, 2010		Year Ended		Period Ended
	(Unaudited)		October 31, 2009		October 31, 2008(1)

Net asset value — Beginning of period	$8.600		$7.530		$11.490

Income (Loss) From Operations

Net investment income(2)	$0.044		$0.157		$0.003
Net realized and unrealized gain (loss)	0.156		1.072		(3.963)

Total income (loss) from operations	$0.200		$1.229		$(3.960)

Less Distributions

From net investment income	$(0.171)		$(0.159)		$—

Total distributions	$(0.171)		$(0.159)		$—

Redemption fees(2)	$0.001		$0.000	(3)	$0.000	(3)

Net asset value — End of period	$8.630		$8.600		$7.530

Total Return(4)	2.29	%(5)	16.69%		(34.46	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,230		$1,253		$101
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.44	%(9)	1.48	%(10)	1.23	%(9)
Net investment income	1.01	%(9)	2.11%		0.25	%(9)
Portfolio Turnover of the Portfolio	15	%(5)	57%		34	%(6)

(1)	For the period from the start of business, September 2, 2008, to October 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	For the Portfolio’s year ended October 31, 2008.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See notes to financial statements

11

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (55.8% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2009, the Trust, for federal income tax purposes, had a capital loss carryforward of $138,466,695 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($49,131,487), October 31, 2011 ($39,935,051), October 31, 2016 ($12,569,600) and October 31, 2017 ($36,830,557).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf

12

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any).

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $5,075 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,190 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $97,015 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred

13

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $19,737 and $94,071 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $4,165,000 and $10,258,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $6,578 and $31,358 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $100, $2,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,053,837 and $10,909,461, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	1,508,141	2,687,830
Issued to shareholders electing to receive payments of distributions in Fund shares	132,953	160,978
Redemptions	(1,762,039)	(6,577,758)
Exchange from Class B shares	116,856	353,303

Net decrease	(4,089)	(3,375,647)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	15,935	36,402
Issued to shareholders electing to receive payments of distributions in Fund shares	4,835	—
Redemptions	(58,784)	(327,623)
Exchange to Class A shares	(121,478)	(368,486)

Net decrease	(159,492)	(659,707)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	134,930	596,400
Issued to shareholders electing to receive payments of distributions in Fund shares	27,014	16,594
Redemptions	(447,129)	(1,620,856)

Net decrease	(285,185)	(1,007,862)

14

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	35,606	135,553
Issued to shareholders electing to receive payments of distributions in Fund shares	315	292
Redemptions	(39,070)	(3,562)

Net increase (decrease)	(3,149)	132,283

For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund received $7,071 and $1,736, respectively, in redemption fees.

15

Tax-Managed International Equity Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Automobiles — 3.6%

Fiat SpA	62,000	$813,774
Honda Motor Co., Ltd.	73,000	2,470,140
Nissan Motor Co., Ltd.(1)	241,000	2,096,978
Toyota Motor Corp.	36,500	1,410,286

		$6,791,178

Beverages — 2.7%

Central European Distribution Corp.(1)	83,800	$2,903,670
Fomento Economico Mexicano SA de CV ADR	47,800	2,262,374

		$5,166,044

Building Products — 1.4%

Wienerberger AG(1)	142,800	$2,654,652

		$2,654,652

Capital Markets — 0.4%

3i Group PLC	195,000	$804,420

		$804,420

Chemicals — 2.2%

Agrium, Inc.	37,500	$2,340,375
BASF AG	31,800	1,848,807

		$4,189,182

Commercial Banks — 14.0%

Banco Santander Central Hispano SA	485,000	$6,166,942
Barclays PLC	757,000	3,888,565
BOC Hong Kong Holdings, Ltd.	1,829,000	4,386,568
DBS Group Holdings, Ltd.	543,000	5,978,966
KBC Groep NV(1)	39,500	1,767,300
Mitsubishi UFJ Financial Group, Inc.	294,000	1,532,043
Societe Generale	29,300	1,564,596
Turkiye Is Bankasi	341,917	1,187,482

		$26,472,462

Computers & Peripherals — 0.7%

Toshiba Corp.(1)	240,000	$1,383,489

		$1,383,489

Construction & Engineering — 0.9%

Vinci SA	29,000	$1,616,033

		$1,616,033

Consumer Finance — 1.4%

ORIX Corp.	28,000	$2,559,198

		$2,559,198

Diversified Telecommunication Services — 2.8%

Koninklijke KPN NV	111,500	$1,672,831
Telefonica SA	157,100	3,555,990

		$5,228,821

Electric Utilities — 0.9%

E.ON AG	48,520	$1,789,308

		$1,789,308

Electrical Equipment — 1.3%

ABB, Ltd. ADR(1)	130,900	$2,508,044

		$2,508,044

Electronic Equipment, Instruments & Components — 4.8%

FUJIFILM Holdings Corp.	166,800	$5,716,486
Hon Hai Precision Industry Co., Ltd.	529,000	2,483,404
Nidec Corp.	9,500	974,694

		$9,174,584

Energy Equipment & Services — 3.1%

Cie Generale de Geophysique-Veritas(1)	31,400	$945,336
OAO TMK GDR(1)	147,719	3,044,453
Tenaris SA ADR	47,400	1,924,914

		$5,914,703

Food Products — 5.2%

Nestle SA	118,800	$5,812,991
Unilever PLC	133,000	3,996,668

		$9,809,659

Health Care Equipment & Supplies — 0.6%

Mindray Medical International, Ltd. ADR	30,400	$1,161,280

		$1,161,280

See notes to financial statements

16

Tax-Managed International Equity Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.8%

Carnival PLC	33,200	$1,438,199

		$1,438,199

Household Durables — 2.4%

Desarrolladora Homex SA de CV ADR(1)	116,200	$3,363,990
LG Electronics, Inc.	11,000	1,199,412

		$4,563,402

Household Products — 0.5%

Henkel AG & Co. KGaA	21,900	$990,459

		$990,459

Industrial Conglomerates — 4.1%

Cookson Group PLC(1)	382,000	$3,273,755
Keppel Corp., Ltd.	629,700	4,468,013

		$7,741,768

Insurance — 2.5%

AXA SA	68,400	$1,359,272
Swiss Reinsurance Co., Ltd.	38,000	1,648,001
Zurich Financial Services AG	8,000	1,773,558

		$4,780,831

Machinery — 1.0%

Volvo AB(1)	154,200	$1,913,071

		$1,913,071

Media — 1.8%

Central European Media Enterprises, Ltd., Class A(1)	98,200	$3,338,800

		$3,338,800

Metals & Mining — 9.2%

Anglo American PLC ADR(1)	134,900	$2,839,645
ArcelorMittal	95,100	3,692,733
Rio Tinto PLC ADR	48,000	2,441,280
Sterlite Industries India, Ltd. ADR	108,400	1,966,376
Thompson Creek Metals Co., Inc.(1)	232,800	2,984,496
Vale SA ADR	130,900	3,522,519

		$17,447,049

Multi-Utilities — 1.6%

RWE AG	37,000	$3,043,548

		$3,043,548

Office Electronics — 1.3%

Canon, Inc.	52,000	$2,378,651

		$2,378,651

Oil, Gas & Consumable Fuels — 8.2%

KazMunaiGas Exploration Production GDR	47,300	$1,156,545
LUKOIL OAO ADR	54,500	3,117,400
Petroleo Brasileiro SA ADR	105,300	3,995,082
Soco International PLC(1)	81,900	2,037,161
Statoil ASA	45,000	1,088,087
Total SA	77,000	4,189,361

		$15,583,636

Pharmaceuticals — 7.0%

AstraZeneca PLC ADR	31,400	$1,388,822
GlaxoSmithKline PLC ADR	78,700	2,934,723
Novartis AG	138,200	7,046,092
Sanofi-Aventis SA(1)	28,100	1,916,939

		$13,286,576

Real Estate Management & Development — 0.5%

Raven Russia, Ltd.	1,244,000	$879,120

		$879,120

Road & Rail — 0.8%

All America Latina Logistica SA (Units)(1)	165,000	$1,501,683

		$1,501,683

Semiconductors & Semiconductor Equipment — 0.5%

United Microelectronics Corp. ADR(1)	262,000	$927,480

		$927,480

Specialty Retail — 1.1%

Kingfisher PLC	538,000	$2,050,366

		$2,050,366

See notes to financial statements

17

Tax-Managed International Equity Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Tobacco — 2.9%

British American Tobacco PLC	176,000	$5,534,254

		$5,534,254

Trading Companies & Distributors — 3.4%

Mitsubishi Corp.	50,000	$1,184,394
Mitsui & Co., Ltd.	355,000	5,335,328

		$6,519,722

Wireless Telecommunication Services — 2.0%

Turkcell Iletisim Hizmetleri AS ADR	231,000	$3,735,270

		$3,735,270

Total Common Stocks
(identified cost $149,931,708)		$184,876,942

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	$3,206	$3,206,139

Total Short-Term Investments
(identified cost $3,206,139)		$3,206,139

Total Investments — 99.3%
(identified cost $153,137,847)		$188,083,081

Other Assets, Less Liabilities — 0.7%		$1,294,071

Net Assets — 100.0%		$189,377,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended April 30, 2010 was $1,030 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	17.3%	$32,627,858
Japan	14.3	27,041,687
Switzerland	9.9	18,788,686
France	6.1	11,591,537
Singapore	5.6	10,446,979
Spain	5.2	9,722,932
Brazil	4.8	9,019,284
Germany	4.0	7,672,122
Russia	3.7	7,040,973
Mexico	3.0	5,626,364
Netherlands	2.8	5,365,564
Canada	2.8	5,324,871
Turkey	2.6	4,922,752
Hong Kong	2.3	4,386,568
Taiwan	1.8	3,410,884
Czech Republic	1.8	3,338,800
United States	1.7	3,206,139
Poland	1.5	2,903,670
Italy	1.4	2,738,688
Austria	1.4	2,654,652
India	1.0	1,966,376
Sweden	1.0	1,913,071
Belgium	0.9	1,767,300
South Korea	0.6	1,199,412
China	0.6	1,161,280
Kazakhstan	0.6	1,156,545
Norway	0.6	1,088,087

Total Investments	99.3%	$188,083,081

See notes to financial statements

18

Tax-Managed International Equity Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $149,931,708)	$184,876,942
Affiliated investment, at value (identified cost, $3,206,139)	3,206,139
Foreign currency, at value (identified cost, $52,715)	52,994
Dividends receivable	477,809
Interest receivable from affiliated investment	502
Receivable for investments sold	4,246,803
Tax reclaims receivable	686,129

Total assets	$193,547,318

Liabilities

Payable for investments purchased	$3,937,652
Payable to affiliates:
Investment adviser fee	162,378
Trustees’ fees	589
Accrued expenses	69,547

Total liabilities	$4,170,166

Net Assets applicable to investors’ interest in Portfolio	$189,377,152

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$154,415,583
Net unrealized appreciation	34,961,569

Total	$189,377,152

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $245,328)	$2,140,709
Interest income allocated from affiliated investments	1,767
Expenses allocated from affiliated investments	(737)

Total investment income	$2,141,739

Expenses

Investment adviser fee	$966,538
Trustees’ fees and expenses	3,476
Custodian fee	103,764
Legal and accounting services	17,648
Miscellaneous	5,029

Total expenses	$1,096,455

Deduct —
Reduction of custodian fee	$4

Total expense reductions	$4

Net expenses	$1,096,451

Net investment income	$1,045,288

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(260,156)
Investment transactions allocated from affiliated investments	2,736
Foreign currency transactions	208,914

Net realized loss	$(48,506)

Change in unrealized appreciation (depreciation) —
Investments	$3,592,915
Foreign currency	(44,445)

Net change in unrealized appreciation (depreciation)	$3,548,470

Net realized and unrealized gain	$3,499,964

Net increase in net assets from operations	$4,545,252

See notes to financial statements

19

Tax-Managed International Equity Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$1,045,288	$4,379,263
Net realized loss from investment and foreign currency transactions	(48,506)	(57,015,472)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,548,470	77,897,697

Net increase in net assets from operations	$4,545,252	$25,261,488

Capital transactions —
Contributions	$5,189,964	$22,585,063
Withdrawals	(13,965,934)	(81,218,538)

Net decrease in net assets from capital transactions	$(8,775,970)	$(58,633,475)

Net decrease in net assets	$(4,230,718)	$(33,371,987)

Net Assets

At beginning of period	$193,607,870	$226,979,857

At end of period	$189,377,152	$193,607,870

See notes to financial statements

20

Tax-Managed International Equity Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007		2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.13	%(2)	1.12	%(3)	1.09%	1.10%		1.12%	1.16%
Net investment income	1.08	%(2)	2.30%		2.08%	2.51	%(4)	1.38%	1.42%
Portfolio Turnover	15	%(5)	57%		34%	23%		25%	39%

Total Return	2.45	%(5)	16.92%		(48.82)%	36.97%		29.54%	23.36%

Net assets, end of period (000’s omitted)	$189,377		$193,608		$226,980	$391,673		$228,277	$151,601

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

(4)	Includes a dividend resulting from a corporate action equal to 0.96% of average daily net assets.

(5)	Not annualized.

See notes to financial statements

21

Tax-Managed International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 55.8% and 44.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

22

Tax-Managed International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $967,019 of which $481 was allocated from Cash

23

Tax-Managed International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Management Portfolio and $966,538 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 1.00% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $28,938,564 and $39,548,839, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$153,572,392

Gross unrealized appreciation	$40,080,989
Gross unrealized depreciation	(5,570,300)

Net unrealized appreciation	$34,510,689

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

24

Tax-Managed International Equity Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$6,702,790	$11,479,155		$—	$18,181,945
Consumer Staples	5,166,044	16,334,372		—	21,500,416
Energy	9,037,396	12,460,943		—	21,498,339
Financials	6,166,943	29,329,088		—	35,496,031
Health Care	5,484,825	8,963,031		—	14,447,856
Industrials	4,009,727	20,445,247		—	24,454,974
Information Technology	927,480	12,936,724		—	13,864,204
Materials	19,787,424	1,848,807		—	21,636,231
Telecommunication Services	3,735,270	5,228,820		—	8,964,090
Utilities	—	4,832,856		—	4,832,856

Total Common Stocks	$61,017,899	$123,859,043	*	$—	$184,876,942

Short-Term Investments	$—	$3,206,139		$—	$3,206,139

Total Investments	$61,017,899	$127,065,182		$—	$188,083,081

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

25

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
• Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
• Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
• Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
• The terms of each advisory agreement.

26

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (“Eagle” or the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing international equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, Eagle, and the Fund to continue to share such benefits equitably.

28

Eaton Vance Tax-Managed International Equity Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

Eaton Vance Tax-Managed International Equity Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed International Equity Portfolio

Officers
Duncan W. Richardson
President

Edward R. Allen, III
Vice President

Thomas N. Hunt, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed International Equity Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

038-6/10	IGSRC

Eaton Vance
Investment Managers

Semiannual Report April 30, 2010

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

Miscellaneous
Income
1099-MISC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010
I N V E S T M E N T  U P D A T E
Economic and Market Conditions
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally, in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%.[1]
William O. Bell IV, CFA
  Co-Portfolio Manager
William R. Hackney III, CFA
  Co-Portfolio Manager
•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China, and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.
•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large- and mid-cap counterparts, although all three groups had strong returns. The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending April 30, 2010, the Fund[2] posted solid double-digit returns, yet it trailed the performance of its benchmark, the S&P MidCap 400 Index (the Index), and its Lipper peer group. Each of the 10 sectors in the Index posted strong returns for the period, with the cyclical materials and consumer discretionary sectors leading the way. Consumer staples and telecommunication services had the lowest returns — although each gained in excess of 16%.
•	The Fund’s underperformance was primarily due to stock selection, particularly in consumer discretionary. Fund picks in diversified consumer services; media; hotels, restaurants and leisure; and retail underperformed comparable holdings in the Index. In addition, the Fund held no stocks in the internet and catalog retailing industry, the best-performing component of the consumer discretionary sector. In information technology, the Fund’s positions in software, electronic equipment and semiconductors further restrained relative returns. In general, the Fund’s emphasis on high-quality companies also had a negative impact on performance.

Total Return Performance
10/31/09 – 4/30/10

Class A3	21.71%
Class B3	21.15
Class C3	21.08
S&P MidCap 400 Index[1]	25.78
Lipper Mid-Cap Core Funds Average[1]	23.06
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Tax-Managed Mid-Cap Core Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

1

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010
I N V E S T M E N T  U P D A T E
•	On the upside, security selection in the energy sector — particularly in energy equipment and services — provided the greatest boost to performance. Stock picks in consumer staples also helped, with Fund positions in tobacco, food and staples retailing, and household products outperforming those represented in the Index.
•	At the end of the period, the Fund’s holdings were broadly diversified across nine of the 10 economic sectors of the Index. The Fund had no exposure to the telecommunication services sector, which represented less than 1% of the market capitalization of the Index. In making investment decisions, the portfolio managers balance investment and tax considerations in seeking to build and maintain a portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. Using a combination of growth and value disciplines, management emphasizes higher-quality companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share.
•	Effective June 15, 2010, William R. Hackney III will assume lead responsibility for the day-to-day management of the Portfolio. Equity research analysts at Atlanta Capital will be responsible for choosing the particular securities within their sectors or industries. As portfolio manager, Mr. Hackney will coordinate the allocation of assets among the market sectors, using the weightings of the S&P MidCap 400 as a benchmark. Mr. Hackney and the equity research analysts will meet periodically to discuss investment policy and procedures and to provide investment research for the Portfolio. Mr. Hackney has been a portfolio manager since March 2002 and is Managing Partner and member of the Management Committee of Atlanta Capital. William O. Bell IV will continue to serve as a portfolio manager at Atlanta Capital, but will focus his efforts on other small and SMID-cap products.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition

Top 10 Holdings[1]

By net assets

Affiliated Managers Group, Inc.	2.8%
IDEX Corp.	2.4
City National Corp.	2.4
AMETEK, Inc.	2.4
Denbury Resources, Inc.	2.3
FMC Technologies, Inc.	2.2
Rayonier, Inc.	2.1
Jacobs Engineering Group, Inc.	2.0
Donaldson Co., Inc.	2.0
Health Care REIT, Inc.	2.0

[1]	Top 10 Holdings represented 22.6% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

2

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010
F U N D  P E R F O R M A N C E

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXMCX	EBMCX	ECMCX

Average Annual Total Returns (at net asset value)

Six Months	21.71%	21.15%	21.08%
One Year	40.18	39.12	39.05
Five Years	6.99	6.20	6.16
Life of Fund†	5.97	5.19	5.17

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	14.69%	16.15%	20.08%
One Year	32.18	34.12	38.05
Five Years	5.73	5.88	6.16
Life of Fund†	5.21	5.19	5.17

†	Inception Dates — Class A, Class B, and Class C: 3/4/02

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Gross Expense Ratio	1.91%	2.66%	2.66%
Net Expense Ratio	1.60	2.35	2.35

[2]	Source: Prospectus dated 3/1/10. Net expense ratio reflects a contractual expense reimbursement that continues through February 28, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010
F U N D  P E R F O R M A N C E
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	40.18%	6.99%	5.97%
Return After Taxes on Distributions	40.18	6.59	5.73
Return After Taxes on Distributions and Sale of Fund Shares	26.12	6.04	5.21
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	32.18%	5.73%	5.21%
Return After Taxes on Distributions	32.18	5.34	4.97
Return After Taxes on Distributions and Sale of Fund Shares	20.92	4.93	4.53
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	39.05%	6.16%	5.17%
Return After Taxes on Distributions	39.05	5.75	4.92
Return After Taxes on Distributions and Sale of Fund Shares	25.38	5.32	4.50
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	38.05%	6.16%	5.17%
Return After Taxes on Distributions	38.05	5.75	4.92
Return After Taxes on Distributions and Sale of Fund Shares	24.73	5.32	4.50
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	39.12%	6.20%	5.19%
Return After Taxes on Distributions	39.12	5.78	4.94
Return After Taxes on Distributions and Sale of Fund Shares	25.43	5.35	4.52
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	34.12%	5.88%	5.19%
Return After Taxes on Distributions	34.12	5.46	4.94
Return After Taxes on Distributions and Sale of Fund Shares	22.18	5.07	4.52
Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Mid-Cap Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,217.10	$8.80	**
Class B	$1,000.00	$1,211.50	$12.89	**
Class C	$1,000.00	$1,210.80	$12.88	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.90	$8.00	**
Class B	$1,000.00	$1,013.10	$11.73	**
Class C	$1,000.00	$1,013.10	$11.73	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A shares, 2.35% for Class B shares and 2.35% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $31,521,729)	$42,637,945
Receivable for Fund shares sold	233,615
Receivable from affiliates	9,960

Total assets	$42,881,520

Liabilities

Payable for Fund shares redeemed	$142,730
Payable to affiliates:
Distribution and service fees	15,159
Administration fee	5,135
Trustees’ fees	42
Accrued expenses	18,615

Total liabilities	$181,681

Net Assets	$42,699,839

Sources of Net Assets

Paid-in capital	$32,417,980
Accumulated net realized loss from Portfolio	(686,520)
Accumulated net investment loss	(147,837)
Net unrealized appreciation from Portfolio	11,116,216

Total	$42,699,839

Class A Shares

Net Assets	$31,942,796
Shares Outstanding	2,261,312
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.13
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.99

Class B Shares

Net Assets	$3,346,105
Shares Outstanding	252,989
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.23

Class C Shares

Net Assets	$7,410,938
Shares Outstanding	560,823
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio	$235,883
Expenses allocated from Portfolio	(174,400)

Total investment income from Portfolio	$61,483

Expenses

Administration fee	$28,639
Distribution and service fees
Class A	35,050
Class B	16,076
Class C	34,647
Trustees’ fees and expenses	250
Custodian fee	4,929
Transfer and dividend disbursing agent fees	24,908
Legal and accounting services	9,081
Printing and postage	10,760
Registration fees	23,746
Miscellaneous	5,370

Total expenses	$193,456

Deduct —
Allocation of expenses to affiliates	$24,690

Total expense reductions	$24,690

Net expenses	$168,766

Net investment loss	$(107,283)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$953,084

Net realized gain	$953,084

Change in unrealized appreciation (depreciation) —
Investments	$6,710,983

Net change in unrealized appreciation (depreciation)	$6,710,983

Net realized and unrealized gain	$7,664,067

Net increase in net assets from operations	$7,556,784

See notes to financial statements

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment loss	$(107,283)	$(91,112)
Net realized gain (loss) from investment transactions and capital gain distributions received	953,084	(910,122)
Net change in unrealized appreciation (depreciation) from investments	6,710,983	5,278,128

Net increase in net assets from operations	$7,556,784	$4,276,894

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,336,082	$11,645,974
Class B	113,350	425,147
Class C	469,067	1,849,222
Cost of shares redeemed
Class A	(5,104,264)	(6,358,841)
Class B	(183,998)	(667,020)
Class C	(930,243)	(1,513,454)
Net asset value of shares exchanged
Class A	309,612	354,651
Class B	(309,612)	(354,651)

Net increase in net assets from Fund share transactions	$699,994	$5,381,028

Net increase in net assets	$8,256,778	$9,657,922

Net Assets

At beginning of period	$34,443,061	$24,785,139

At end of period	$42,699,839	$34,443,061

Accumulated net investment loss included in net assets

At end of period	$(147,837)	$(40,554)

See notes to financial statements

7

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.610		$9.910	$15.400	$13.890	$12.360	$11.270

Income (Loss) From Operations

Net investment loss(1)	$(0.023)		$(0.012)	$(0.035)	$(0.049)	$(0.067)	$(0.108)
Net realized and unrealized gain (loss)	2.543		1.712	(4.430)	2.299	1.663	1.198

Total income (loss) from operations	$2.520		$1.700	$(4.465)	$2.250	$1.596	$1.090

Less Distributions

From net realized gain	$—		$—	$(1.025)	$(0.740)	$(0.066)	$—

Total distributions	$—		$—	$(1.025)	$(0.740)	$(0.066)	$—

Net asset value — End of period	$14.130		$11.610	$9.910	$15.400	$13.890	$12.360

Total Return(2)	21.71	%(3)	17.15%	(31.02)%	16.93%	12.96%	9.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,943		$24,813	$16,196	$24,406	$17,718	$13,761
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.60	%(7)	1.60%	1.60%	1.64%	1.70%	1.70%
Net investment loss	(0.36	)%(7)	(0.11)%	(0.26)%	(0.34)%	(0.50)%	(0.89)%
Portfolio Turnover of the Portfolio	12	%(3)	42%	40%	38%	55%	53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.13%, 0.31%, 0.06%, 0.07%, 0.07% and 0.16% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$10.920		$9.380	$14.740	$13.420	$12.030	$11.050

Income (Loss) From Operations

Net investment loss(1)	$(0.065)		$(0.075)	$(0.127)	$(0.151)	$(0.161)	$(0.194)
Net realized and unrealized gain (loss)	2.375		1.615	(4.208)	2.211	1.617	1.174

Total income (loss) from operations	$2.310		$1.540	$(4.335)	$2.060	$1.456	$0.980

Less Distributions

From net realized gain	$—		$—	$(1.025)	$(0.740)	$(0.066)	$—

Total distributions	$—		$—	$(1.025)	$(0.740)	$(0.066)	$—

Net asset value — End of period	$13.230		$10.920	$9.380	$14.740	$13.420	$12.030

Total Return(2)	21.15	%(3)	16.42%	(31.56)%	16.07%	12.15%	8.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,346		$3,102	$3,316	$5,950	$6,577	$6,436
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.35	%(7)	2.35%	2.35%	2.39%	2.45%	2.45%
Net investment loss	(1.11	)%(7)	(0.80)%	(1.01)%	(1.08)%	(1.25)%	(1.64)%
Portfolio Turnover of the Portfolio	12	%(3)	42%	40%	38%	55%	53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.13%, 0.31%, 0.06%, 0.07%, 0.07% and 0.16% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$10.910		$9.370	$14.740	$13.420	$12.030	$11.050

Income (Loss) From Operations

Net investment loss(1)	$(0.065)		$(0.080)	$(0.127)	$(0.151)	$(0.161)	$(0.194)
Net realized and unrealized gain (loss)	2.365		1.620	(4.218)	2.211	1.617	1.174

Total income (loss) from operations	$2.300		$1.540	$(4.345)	$2.060	$1.456	$0.980

Less Distributions

From net realized gain	$—		$—	$(1.025)	$(0.740)	$(0.066)	$—

Total distributions	$—		$—	$(1.025)	$(0.740)	$(0.066)	$—

Net asset value — End of period	$13.210		$10.910	$9.370	$14.740	$13.420	$12.030

Total Return(2)	21.08	%(3)	16.44%	(31.63)%	16.07%	12.15%	8.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,411		$6,528	$5,273	$8,735	$7,051	$6,027
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.35	%(7)	2.35%	2.35%	2.39%	2.45%	2.45%
Net investment loss	(1.11	)%(7)	(0.84)%	(1.02)%	(1.08)%	(1.25)%	(1.64)%
Portfolio Turnover of the Portfolio	12	%(3)	42%	40%	38%	55%	53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.13%, 0.31%, 0.06%, 0.07%, 0.07% and 0.16% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (51.3% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,631,301 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($702,607) and October 31, 2017 ($928,694).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of

11

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $28,639. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.60% annually of the Fund’s average daily net assets for Class A and 2.35% annually of the Fund’s average daily net assets for Class B and Class C. This agreement may be changed or terminated after February 28, 2011. Pursuant to this agreement, EVM and Atlanta Capital were allocated $7,716 and $16,974, respectively, of the Fund’s operating expenses for the six months ended April 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $1,452 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,015 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $35,050 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund.

12

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $12,057 and $25,985 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $37,000 and $531,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $4,019 and $8,662 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $600 and $300 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,347,963 and $3,642,375, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	497,576	1,154,432
Redemptions	(396,261)	(690,775)
Exchange from Class B shares	23,722	37,557

Net increase	125,037	501,214

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	9,456	45,335
Redemptions	(15,361)	(74,867)
Exchange to Class A shares	(25,304)	(39,795)

Net decrease	(31,209)	(69,327)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	39,279	201,231
Redemptions	(77,065)	(165,286)

Net increase (decrease)	(37,786)	35,945

13

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Auto Components — 1.6%

BorgWarner, Inc.(1)	30,000	$1,300,200

		$1,300,200

Capital Markets — 5.3%

Affiliated Managers Group, Inc.(1)	27,600	$2,323,368
Greenhill & Co., Inc.	12,000	1,054,680
SEI Investments Co.	45,000	1,010,700

		$4,388,748

Chemicals — 1.1%

RPM International, Inc.	42,000	$927,360

		$927,360

Commercial Banks — 5.4%

City National Corp.	32,000	$1,992,960
Cullen/Frost Bankers, Inc.	18,000	1,068,480
TCF Financial Corp.	75,000	1,397,250

		$4,458,690

Communications Equipment — 1.6%

F5 Networks, Inc.(1)	19,000	$1,300,170

		$1,300,170

Computers & Peripherals — 1.1%

Diebold, Inc.	28,000	$877,800

		$877,800

Construction & Engineering — 2.0%

Jacobs Engineering Group, Inc.(1)	35,000	$1,687,700

		$1,687,700

Construction Materials — 1.2%

Martin Marietta Materials, Inc.	10,000	$958,800

		$958,800

Containers & Packaging — 3.0%

Rock-Tenn Co., Class A	18,000	$928,800
Sonoco Products Co.	46,200	1,530,606

		$2,459,406

Diversified Consumer Services — 0.7%

Matthews International Corp., Class A	16,000	$560,000

		$560,000

Diversified Financial Services — 1.4%

Leucadia National Corp.(1)	46,000	$1,164,260

		$1,164,260

Electric Utilities — 1.3%

DPL, Inc.	38,300	$1,079,294

		$1,079,294

Electrical Equipment — 2.3%

AMETEK, Inc.	45,000	$1,946,250

		$1,946,250

Electronic Equipment, Instruments & Components — 4.4%

Amphenol Corp., Class A	25,600	$1,182,976
FLIR Systems, Inc.(1)	45,000	1,376,550
National Instruments Corp.	32,000	1,106,560

		$3,666,086

Energy Equipment & Services — 4.0%

FMC Technologies, Inc.(1)	27,000	$1,827,630
Oceaneering International, Inc.(1)	23,000	1,506,500

		$3,334,130

Food & Staples Retailing — 1.3%

Ruddick Corp.	31,000	$1,095,540

		$1,095,540

Gas Utilities — 2.9%

AGL Resources, Inc.	23,600	$932,436
National Fuel Gas Co.	28,000	1,456,560

		$2,388,996

See notes to financial statements

14

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Equipment & Supplies — 4.9%

Bard (C.R.), Inc.	8,800	$761,464
Beckman Coulter, Inc.	8,900	555,360
DENTSPLY International, Inc.	44,800	1,641,472
Varian Medical Systems, Inc.(1)	20,000	1,127,600

		$4,085,896

Health Care Providers & Services — 2.6%

Henry Schein, Inc.(1)	21,000	$1,269,870
Universal Health Services, Inc., Class B	25,000	928,000

		$2,197,870

Household Durables — 3.2%

MDC Holdings, Inc.	30,000	$1,149,000
Mohawk Industries, Inc.(1)	23,900	1,523,386

		$2,672,386

Household Products — 1.2%

Church & Dwight Co., Inc.	14,000	$969,500

		$969,500

Insurance — 2.7%

HCC Insurance Holdings, Inc.	34,000	$924,460
Markel Corp.(1)	3,500	1,339,940

		$2,264,400

IT Services — 1.2%

Fiserv, Inc.(1)	19,800	$1,011,582

		$1,011,582

Life Sciences Tools & Services — 3.7%

Bio-Rad Laboratories, Inc., Class A(1)	14,000	$1,563,660
Mettler-Toledo International, Inc.(1)	12,200	1,530,856

		$3,094,516

Machinery — 7.2%

Donaldson Co., Inc.	36,000	$1,666,800
Graco, Inc.	37,000	1,283,160
IDEX Corp.	60,000	2,016,000
Valmont Industries, Inc.	12,000	999,480

		$5,965,440

Media — 2.1%

John Wiley & Sons, Inc., Class A	20,000	$845,400
Morningstar, Inc.(1)	20,000	940,200

		$1,785,600

Metals & Mining — 0.7%

Cliffs Natural Resources, Inc.	10,000	$625,300

		$625,300

Multi-Utilities — 1.8%

OGE Energy Corp.	36,000	$1,489,680

		$1,489,680

Multiline Retail — 1.6%

Dollar Tree, Inc.(1)	22,000	$1,335,840

		$1,335,840

Oil, Gas & Consumable Fuels — 5.0%

Arch Coal, Inc.	30,000	$810,000
Denbury Resources, Inc.(1)	100,000	1,915,000
Newfield Exploration Co.(1)	24,000	1,396,560

		$4,121,560

Personal Products — 1.2%

Alberto-Culver Co.	35,000	$1,008,000

		$1,008,000

Professional Services — 1.5%

FTI Consulting, Inc.(1)	30,000	$1,233,900

		$1,233,900

Real Estate Investment Trusts (REITs) — 4.1%

Health Care REIT, Inc.	37,000	$1,662,410
Rayonier, Inc.	36,000	1,763,280

		$3,425,690

Road & Rail — 2.0%

Landstar System, Inc.	37,000	$1,636,140

		$1,636,140

See notes to financial statements

15

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.6%

Microchip Technology, Inc.	46,050	$1,345,121

		$1,345,121

Software — 4.7%

ANSYS, Inc.(1)	36,200	$1,629,000
Fair Isaac Corp.	42,200	888,732
Jack Henry & Associates, Inc.	55,200	1,408,704

		$3,926,436

Specialty Retail — 3.2%

O’Reilly Automotive, Inc.(1)	29,000	$1,417,810
Ross Stores, Inc.	22,000	1,232,000

		$2,649,810

Textiles, Apparel & Luxury Goods — 1.6%

Columbia Sportswear Co.	24,000	$1,332,960

		$1,332,960

Total Common Stocks
(identified cost $58,252,670)		$81,771,057

Total Investments — 98.4%
(identified cost $58,252,670)		$81,771,057

Other Assets, Less Liabilities — 1.6%		$1,288,925

Net Assets — 100.0%		$83,059,982

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

16

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $58,252,670)	$81,771,057
Cash	1,353,982
Dividends receivable	16,466

Total assets	$83,141,505

Liabilities

Payable to affiliates:
Investment adviser fee	$52,212
Trustees’ fees	253
Accrued expenses	29,058

Total liabilities	$81,523

Net Assets applicable to investors’ interest in Portfolio	$83,059,982

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$59,541,595
Net unrealized appreciation	23,518,387

Total	$83,059,982

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends	$467,093

Total investment income	$467,093

Expenses

Investment adviser fee	$302,010
Trustees’ fees and expenses	1,515
Custodian fee	25,914
Legal and accounting services	14,546
Miscellaneous	2,280

Total expenses	$346,265

Deduct —
Waiver of investment adviser fee	$1,510
Reduction of custodian fee	118

Total expense reductions	$1,628

Net expenses	$344,637

Net investment income	$122,456

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,132,139

Net realized gain	$2,132,139

Change in unrealized appreciation (depreciation) —
Investments	$13,033,023

Net change in unrealized appreciation (depreciation)	$13,033,023

Net realized and unrealized gain	$15,165,162

Net increase in net assets from operations	$15,287,618

See notes to financial statements

17

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$122,456	$378,805
Net realized gain (loss) from investment transactions and capital gain distributions received	2,132,139	(2,322,989)
Net change in unrealized appreciation (depreciation) from investments	13,033,023	11,180,220

Net increase in net assets from operations	$15,287,618	$9,236,036

Capital transactions —
Contributions	$4,357,149	$12,472,841
Withdrawals	(6,110,358)	(21,598,240)

Net decrease in net assets from capital transactions	$(1,753,209)	$(9,125,399)

Net increase in net assets	$13,534,409	$110,637

Net Assets

At beginning of period	$69,525,573	$69,414,936

At end of period	$83,059,982	$69,525,573

See notes to financial statements

18

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.91	%(3)	0.93%	0.90%	0.90%	0.91%	0.91%
Net investment income (loss)	0.32	%(3)	0.61%	0.44%	0.41%	0.29%	(0.11)%
Portfolio Turnover	12	%(4)	42%	40%	38%	55%	53%

Total Return	22.11	%(4)	17.93%	(30.51)%	17.79%	13.85%	10.54%

Net assets, end of period (000’s omitted)	$83,060		$69,526	$69,415	$110,165	$97,877	$76,091

(1)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01%, 0.01%, 0.01%, less than 0.01%, less than 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

19

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Tax-Managed Mid-Cap Core Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 51.3% and 48.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions

20

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.80% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2010, the investment adviser fee was 0.80% (annualized) of the Portfolio’s average daily net assets and amounted to $302,010. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2010, BMR waived $1,510 of its investment adviser fee. Atlanta Capital, in turn, waived $1,510 of its sub-advisory fee.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,164,172 and $11,128,221, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,356,352

Gross unrealized appreciation	$23,446,793
Gross unrealized depreciation	(32,088)

Net unrealized appreciation	$23,414,705

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

21

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$81,771,057	$—	$—	$81,771,057

Total Investments	$81,771,057	$—	$—	$81,771,057

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

22

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Mid-Cap Core Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Mid-Cap Core Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

24

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board noted the fact that the Administrator waived fees and/or paid expenses for the Fund. The Board also considered management’s proposals to take steps to address the longer-term prospects of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Tax-Managed Mid-Cap Core Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Mid-Cap Core Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Tax-Managed Mid-Cap Core Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Mid-Cap Core Portfolio

Officers
Duncan W. Richardson
President

William O. Bell, IV
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

William R. Hackney, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

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Investment Adviser of Tax-Managed Mid-Cap Core Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Tax-Managed Mid-Cap Core Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Mid-Cap Core Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1301-6/10	TMMCCSRC

Filing Status
Exemptions

Eaton Vance Investment Managers

Semiannual Report April 30, 2010

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

Miscellaneous Income
1099-MISC

SemiannualReportApril30,2010 EATONVANCETAX-MANAGED MULTI-CAPGROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Arieh Coll
Portfolio Manager
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%[1].
•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.
•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large- and mid-cap counterparts, although all three groups had strong returns. The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.
Management Discussion
•	The Fund [2] posted solid double-digit results for the six months ending April 30, 2010, outperforming the broad U.S. equity market, as measured by the S&P 500 Index, but lagging its primary benchmark, the Russell MidCap Growth Index (the Index) and its Lipper Mid-Cap Growth Funds peer group.
•	Although the Fund performed well on an absolute basis during the six-month period, it came up short of the Index’s return mainly due to some underperforming holdings in the health care sector, especially within the pharmaceuticals, biotechnology and health care provider industries. Security selection in certain areas of the financials sector — notably capital markets and consumer finance — also detracted from the Fund’s performance relative to the Index, as did a moderate position, on average, in cash.

•	Upside performance versus the Index was driven by opportune sector allocation and solid stock selection in telecommunication services and consumer discretionary. Having no holdings in the anemic utilities sector also contributed to the Fund’s relative performance.

•	In its choice of which stocks to own, management seeks a select portfolio of companies that it believes will grow faster over the long term than the U.S. economy and the U.S. stock market as a whole. It

Total Return Performance
10/31/09 – 4/30/10

Class A3	17.33%
Class B3	16.94
Class C3	17.03
Russell MidCap Growth Index[1]	23.23
S&P 500 Index[1]	15.66
Lipper Mid-Cap Growth Funds Average[1]	22.65
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Tax-Managed Multi-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010
INVESTMENT UPDATE
also seeks to own stocks that are reasonably priced in relation to the fundamental value of the underlying company. Management employs an intensive, research-driven approach that considers many factors in determining the proper mix of securities to own in the portfolio. Among those factors are the attractiveness of a stock’s current valuation, its potential for future price appreciation and an assessment of its risk and return profile.
Lipper Quintile Rankings1
By total return as of 4/30/10
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND, CLASS A
LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION

Period	Quintile	Ranking
1 Year	4th	335 of 423 funds
3 Years	2nd	130 of 379 funds
5 Years	1st	25 of 325 funds

[1]	Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.
Portfolio Composition
Top 10 Holdings2
By net assets

Apple, Inc.	4.0%
NII Holdings, Inc.	4.0
Gildan Activewear, Inc.	3.3
Alliance Data Systems Corp.	3.0
Wells Fargo & Co.	2.8
Tempur-Pedic International, Inc.	2.5
Hanesbrands, Inc.	2.5
Crown Castle International Corp.	2.4
Lear Corp.	2.3
Monster Worldwide, Inc.	2.3

[2]	Top 10 Holdings represented 29.1% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.
Sector Weightings3
By net assets

[3]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EACPX	EBCPX	ECCPX

Average Annual Total Returns (at net asset value)

Six Months	17.33%	16.94%	17.03%
One Year	38.90	37.71	37.79
Five Years	8.96	8.13	8.17
Life of Fund†	4.05	3.21	3.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	10.59%	11.94%	16.03%
One Year	30.92	32.71	36.79
Five Years	7.68	7.84	8.17
Life of Fund†	3.43	3.21	3.24

†	Inception Dates — Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.58%	2.34%	2.33%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	38.90%	8.96%	4.05%
Return After Taxes on Distributions	38.90	8.23	3.70
Return After Taxes on Distributions and Sale of Fund Shares	25.28	7.71	3.48
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	30.92%	7.68%	3.43%
Return After Taxes on Distributions	30.92	6.95	3.07
Return After Taxes on Distributions and Sale of Fund Shares	20.10	6.57	2.93
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	37.71%	8.13%	3.21%
Return After Taxes on Distributions	37.71	7.41	2.86
Return After Taxes on Distributions and Sale of Fund Shares	24.51	6.99	2.75
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	32.71%	7.84%	3.21%
Return After Taxes on Distributions	32.71	7.10	2.86
Return After Taxes on Distributions and Sale of Fund Shares	21.26	6.73	2.75
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	37.79%	8.17%	3.24%
Return After Taxes on Distributions	37.79	7.44	2.88
Return After Taxes on Distributions and Sale of Fund Shares	24.56	7.02	2.77
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	36.79%	8.17%	3.24%
Return After Taxes on Distributions	36.79	7.44	2.88
Return After Taxes on Distributions and Sale of Fund Shares	23.91	7.02	2.77
Class A of the Fund commenced investment operations on 6/30/00. Class B and Class C of the Fund commenced investment operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Multi-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,173.30	$7.87
Class B	$1,000.00	$1,169.40	$11.89
Class C	$1,000.00	$1,170.30	$11.89

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.30
Class B	$1,000.00	$1,013.80	$11.03
Class C	$1,000.00	$1,013.80	$11.03

*	Expenses are equal to the Fund’s annualized expense ratio of 1.46% for Class A shares, 2.21% for Class B shares and 2.21% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $63,528,024)	$82,229,456
Receivable for Fund shares sold	30,719

Total assets	$82,260,175

Liabilities

Payable for Fund shares redeemed	$286,758
Payable to affiliates:
Administration fee	10,219
Distribution and service fees	35,135
Trustees’ fees	42
Accrued expenses	40,242

Total liabilities	$372,396

Net Assets	$81,887,779

Sources of Net Assets

Paid-in capital	$98,462,983
Accumulated net realized loss from Portfolio	(34,780,663)
Accumulated net investment loss	(495,973)
Net unrealized appreciation from Portfolio	18,701,432

Total	$81,887,779

Class A Shares

Net Assets	$53,038,034
Shares Outstanding	4,303,617
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.32
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.07

Class B Shares

Net Assets	$6,473,149
Shares Outstanding	571,743
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.32

Class C Shares

Net Assets	$22,376,596
Shares Outstanding	1,973,873
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $12,527)	$392,243
Interest allocated from Portfolio	3,519
Expenses allocated from Portfolio	(300,303)

Total investment income from Portfolio	$95,459

Expenses

Administration fee	$59,581
Distribution and service fees
Class A	63,133
Class B	36,313
Class C	108,358
Trustees’ fees and expenses	250
Custodian fee	7,738
Transfer and dividend disbursing agent fees	63,442
Legal and accounting services	8,396
Printing and postage	13,994
Registration fees	23,933
Miscellaneous	5,076

Total expenses	$390,214

Net investment loss	$(294,755)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$4,260,666
Foreign currency transactions	(53)

Net realized gain	$4,260,613

Change in unrealized appreciation (depreciation) —
Investments	$8,507,814
Foreign currency	1,202

Net change in unrealized appreciation (depreciation)	$8,509,016

Net realized and unrealized gain	$12,769,629

Net increase in net assets from operations	$12,474,874

See notes to financial statements

6

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment loss	$(294,755)	$(461,528)
Net realized gain (loss) from investment and foreign currency transactions	4,260,613	(11,660,679)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,509,016	19,684,760

Net increase in net assets from operations	$12,474,874	$7,562,553

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,753,349	$12,808,953
Class B	472,253	1,962,532
Class C	1,403,196	5,213,191
Cost of shares redeemed
Class A	(7,230,054)	(30,509,749)
Class B	(764,907)	(2,480,901)
Class C	(2,609,295)	(6,307,829)
Net asset value of shares exchanged
Class A	1,682,234	3,307,278
Class B	(1,682,234)	(3,307,278)

Net decrease in net assets from Fund share transactions	$(3,975,458)	$(19,313,803)

Net increase (decrease) in net assets	$8,499,416	$(11,751,250)

Net Assets

At beginning of period	$73,388,363	$85,139,613

At end of period	$81,887,779	$73,388,363

Accumulated net investment loss included in net assets

At end of period	$(495,973)	$(201,218)

See notes to financial statements

7

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
			Year Ended October 31,
	Six Months Ended
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.500		$8.730	$17.990	$12.750		$10.850	$10.060

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.027	)(8)	$(0.036)	$(0.010)	$0.217	(2)	$(0.019)	$(0.072)
Net realized and unrealized gain (loss)	1.847		1.806	(6.853)	5.276		2.144	0.862

Total income (loss) from operations	$1.820		$1.770	$(6.863)	$5.493		$2.125	$0.790

Less Distributions

From net investment income	$—		$—	$(0.197)	$—		$—	$—
From net realized gain	—		—	(2.200)	(0.253)		(0.225)	—

Total distributions	$—		$—	$(2.397)	$(0.253)		$(0.225)	$—

Net asset value — End of period	$12.320		$10.500	$8.730	$17.990		$12.750	$10.850

Total Return(3)	17.33	%(4)	20.27%	(43.97)%	43.76%		19.84%	7.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,038		$45,868	$56,537	$49,517		$25,559	$21,998
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.46	%(7)	1.57%	1.38%	1.43%		1.49%	1.55%
Net investment income (loss)	(0.47	)%(7)(8)	(0.41)%	(0.07)%	1.45	%(2)	(0.16)%	(0.67)%
Portfolio Turnover of the Portfolio	98	%(4)	205%	283%	157%		181%	217%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.265 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.31)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses. The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for the year ended October 31, 2006).

(7)	Annualized.

(8)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.66)%.

See notes to financial statements

8

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.680		$8.120	$16.880	$12.070		$10.350	$9.680

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.065	)(8)	$(0.089)	$(0.111)	$0.120	(2)	$(0.096)	$(0.146)
Net realized and unrealized gain (loss)	1.705		1.649	(6.375)	4.943		2.041	0.816

Total income (loss) from operations	$1.640		$1.560	$(6.486)	$5.063		$1.945	$0.670

Less Distributions

From net investment income	$—		$—	$(0.074)	$—		$—	$—
From net realized gain	—		—	(2.200)	(0.253)		(0.225)	—

Total distributions	$—		$—	$(2.274)	$(0.253)		$(0.225)	$—

Net asset value — End of period	$11.320		$9.680	$8.120	$16.880		$12.070	$10.350

Total Return(3)	16.94	%(4)	19.21%	(44.36)%	42.64%		19.04%	6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,473		$7,300	$10,119	$20,815		$17,797	$18,653
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.21	%(7)	2.33%	2.13%	2.19%		2.24%	2.30%
Net investment income (loss)	(1.22	)%(7)(8)	(1.11)%	(0.84)%	0.86	%(2)	(0.85)%	(1.42)%
Portfolio Turnover of the Portfolio	98	%(4)	205%	283%	157%		181%	217%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.263 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.02)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses. The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for the year ended October 31, 2006).

(7)	Annualized.

(8)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.41)%.

See notes to financial statements

9

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.690		$8.130	$16.910	$12.090		$10.370	$9.700

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.065	)(8)	$(0.100)	$(0.109)	$0.111	(2)	$(0.100)	$(0.146)
Net realized and unrealized gain (loss)	1.715		1.660	(6.379)	4.962		2.045	0.816

Total income (loss) from operations	$1.650		$1.560	$(6.488)	$5.073		$1.945	$0.670

Less Distributions

From net investment income	$—		$—	$(0.092)	$—		$—	$—
From net realized gain	—		—	(2.200)	(0.253)		(0.225)	—

Total distributions	$—		$—	$(2.292)	$(0.253)		$(0.225)	$—

Net asset value — End of period	$11.340		$9.690	$8.130	$16.910		$12.090	$10.370

Total Return(3)	17.03	%(4)	19.19%	(44.33)%	42.65%		19.01%	6.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,377		$20,220	$18,483	$28,537		$18,224	$17,058
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.21	%(7)	2.32%	2.13%	2.18%		2.24%	2.30%
Net investment income (loss)	(1.22	)%(7)(8)	(1.21)%	(0.83)%	0.79	%(2)	(0.89)%	(1.42)%
Portfolio Turnover of the Portfolio	98	%(4)	205%	283%	157%		181%	217%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.260 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.05)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses. The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for the year ended October 31, 2006).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.41)%.

See notes to financial statements

10

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (57.4% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $37,857,698 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($23,990,714) and October 31, 2017 ($13,866,984).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any

11

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $59,581. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $3,324 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,617 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $63,133 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $27,235 and $81,268 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $584,000 and $1,629,000, respectively.

12

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $9,078 and $27,090 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $4,000, $4,000 and $500 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,289,256 and $6,494,474, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	415,244	1,490,348
Redemptions	(624,087)	(3,967,224)
Exchange from Class B shares	142,814	372,986

Net decrease	(66,029)	(2,103,890)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	44,260	248,576
Redemptions	(71,548)	(337,317)
Exchange to Class A shares	(155,171)	(402,910)

Net decrease	(182,459)	(491,651)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	131,879	650,214
Redemptions	(244,329)	(837,926)

Net decrease	(112,450)	(187,712)

13

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Auto Components — 2.3%

Lear Corp.(1)	41,226	$3,346,727

		$3,346,727

Automobiles — 0.0%

Harley-Davidson, Inc.	100	$3,383

		$3,383

Beverages — 0.0%

Central European Distribution Corp.(1)	100	$3,465
Heckmann Corp.(1)	63	378

		$3,843

Biotechnology — 1.7%

Amylin Pharmaceuticals, Inc.(1)	53,500	$1,104,240
Genzyme Corp.(1)	24,000	1,277,760

		$2,382,000

Building Products — 2.9%

Armstrong World Industries, Inc.(1)	9,200	$400,660
Lennox International, Inc.	15,000	678,900
Owens Corning, Inc.(1)	88,316	3,071,630

		$4,151,190

Capital Markets — 2.0%

TD Ameritrade Holding Corp.(1)	140,000	$2,802,800

		$2,802,800

Chemicals — 1.8%

Albemarle Corp.	17,000	$776,220
Celanese Corp., Class A	37,000	1,183,630
Potash Corp. of Saskatchewan, Inc.	3	332
STR Holdings, Inc.(1)	24,573	566,653

		$2,526,835

Commercial Banks — 3.3%

TCF Financial Corp.	41,000	$763,830
Wells Fargo & Co.	122,000	4,039,420

		$4,803,250

Commercial Services & Supplies — 1.6%

Copart, Inc.(1)	44,800	$1,598,912
Grand Canyon Education, Inc.(1)	30,000	725,400

		$2,324,312

Communications Equipment — 2.1%

Acme Packet, Inc.(1)	27,500	$718,850
Research In Motion, Ltd.(1)	31,232	2,223,406
Riverbed Technology, Inc.(1)	100	3,099

		$2,945,355

Computers & Peripherals — 4.0%

Apple, Inc.(1)	22,200	$5,796,864

		$5,796,864

Construction & Engineering — 0.5%

Shaw Group, Inc. (The)(1)	19,770	$756,796

		$756,796

Consumer Finance — 1.6%

American Express Co.	48,500	$2,236,820

		$2,236,820

Diversified Consumer Services — 1.0%

Apollo Group, Inc., Class A(1)	500	$28,705
Coinstar, Inc.(1)	30,400	1,348,544

		$1,377,249

Diversified Financial Services — 2.6%

Bank of America Corp.	37,000	$659,710
CIT Group, Inc.(1)	40,500	1,644,300
Moody’s Corp.	56,000	1,384,320

		$3,688,330

Electrical Equipment — 1.6%

GrafTech International, Ltd.(1)	500	$8,430
Harbin Electric, Inc.(1)	76,000	1,665,160
Vestas Wind Systems A/S(1)	11,433	697,614

		$2,371,204

See notes to financial statements

14

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Energy Equipment & Services — 0.3%

Hornbeck Offshore Services, Inc.(1)	17,000	$415,990

		$415,990

Food Products — 0.3%

Lancaster Colony Corp.	8,680	$477,140

		$477,140

Health Care Equipment & Supplies — 2.1%

Masimo Corp.	47,500	$1,111,975
NuVasive, Inc.(1)	14,000	582,400
Talecris Biotherapeutics Holdings Corp.(1)	72,000	1,350,000
Thoratec Corp.(1)	25	1,115

		$3,045,490

Health Care Providers & Services — 1.8%

Henry Schein, Inc.(1)	1,000	$60,470
Laboratory Corp. of America Holdings(1)	7,475	587,311
Lincare Holdings, Inc.(1)	32,500	1,517,425
Quest Diagnostics, Inc.	7,319	418,354

		$2,583,560

Hotels, Restaurants & Leisure — 2.0%

Bally Technologies, Inc.(1)	32,000	$1,475,840
Jack in the Box, Inc.(1)	60,000	1,411,200
McDonald’s Corp.	100	7,059

		$2,894,099

Household Durables — 4.7%

Tempur-Pedic International, Inc.(1)	106,872	$3,601,586
Whirlpool Corp.	28,300	3,081,021

		$6,682,607

Household Products — 0.8%

Church & Dwight Co., Inc.	17,000	$1,177,250

		$1,177,250

Insurance — 0.9%

Admiral Group PLC	1,000	$20,168
Fairfax Financial Holdings, Ltd.	969	365,439
Old Republic International Corp.	56,000	840,560
Progressive Corp.	400	8,036

		$1,234,203

Internet Software & Services — 2.3%

DealerTrack Holdings, Inc.(1)	1,000	$15,250
Monster Worldwide, Inc.(1)	186,500	3,250,695
Move, Inc.(1)	1,013	2,229

		$3,268,174

IT Services — 7.5%

Accenture PLC, Class A	39,000	$1,701,960
Alliance Data Systems Corp.(1)	57,200	4,293,432
Amadeus IT Holding SA, Class A(1)	20,440	326,578
Cognizant Technology Solutions Corp., Class A(1)	25,500	1,305,090
MasterCard, Inc., Class A	12,400	3,075,696

		$10,702,756

Machinery — 0.2%

PACCAR, Inc.	7,200	$334,944

		$334,944

Media — 4.8%

DIRECTV, Class A(1)	86,019	$3,116,468
Liberty Media Corp. - Capital, Class A(1)	17,700	783,579
McGraw-Hill Cos., Inc. (The)	88,500	2,984,220

		$6,884,267

Metals & Mining — 1.5%

Cliffs Natural Resources, Inc.	23,300	$1,456,949
Metals USA Holdings Corp.(1)	40,698	730,936
Silver Wheaton Corp.(1)	1,000	19,520

		$2,207,405

Multiline Retail — 1.4%

Big Lots, Inc.(1)	52,100	$1,990,220

		$1,990,220

Office Electronics — 0.5%

Xerox Corp.	71,000	$773,900

		$773,900

Oil, Gas & Consumable Fuels — 8.4%

Alpha Natural Resources, Inc.(1)	40,933	$1,927,126
Brigham Exploration Co.(1)	31,083	606,429
Forest Oil Corp.(1)	61,000	1,787,300
Heritage Oil PLC(1)	55,000	386,638

See notes to financial statements

15

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Massey Energy Co.	52,751	$1,932,269
Newfield Exploration Co.(1)	15,300	890,307
Nexen, Inc.	118,000	2,865,040
Petroleo Brasileiro SA ADR	1,000	42,430
Rosetta Resources, Inc.(1)	30,855	768,290
Whiting Petroleum Corp.(1)	8,700	785,871

		$11,991,700

Pharmaceuticals — 1.4%

Abbott Laboratories	100	$5,116
Biovail Corp.	30,901	525,317
Warner Chilcott PLC, Class A(1)	53,000	1,503,080

		$2,033,513

Professional Services — 0.0%

Verisk Analytics, Inc., Class A(1)	500	$14,010

		$14,010

Road & Rail — 0.6%

Kansas City Southern(1)	20,400	$827,220

		$827,220

Semiconductors & Semiconductor Equipment — 9.7%

Alpha & Omega Semiconductor Ltd.(1)	111,243	$1,992,362
Altera Corp.	78,000	1,978,080
Atheros Communications, Inc.(1)	18,200	706,888
Cirrus Logic, Inc.(1)	151,000	1,919,210
Cypress Semiconductor Corp.(1)	166,000	2,139,740
Marvell Technology Group, Ltd.(1)	97,500	2,013,375
Tessera Technologies, Inc.(1)	113,000	2,291,640
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,647
Veeco Instruments, Inc.(1)	19,500	857,805

		$13,900,747

Software — 0.0%

Ariba, Inc.(1)	1,000	$14,270
Concur Technologies, Inc.(1)	100	4,191

		$18,461

Specialty Retail — 2.1%

Abercrombie & Fitch Co., Class A	8,600	$376,078
Advance Auto Parts, Inc.	35,896	1,618,910
Limited Brands, Inc.	38,000	1,018,400

		$3,013,388

Textiles, Apparel & Luxury Goods — 5.8%

Gildan Activewear, Inc.(1)	163,226	$4,722,128
Hanesbrands, Inc.(1)	125,500	3,572,985

		$8,295,113

Trading Companies & Distributors — 1.0%

WESCO International, Inc.(1)	35,246	$1,431,692

		$1,431,692

Wireless Telecommunication Services — 9.0%

Crown Castle International Corp.(1)	88,600	$3,353,510
Leap Wireless International, Inc.(1)	45,000	824,400
NII Holdings, Inc.(1)	133,762	5,674,184
Rogers Communications, Inc., Class B	87,500	3,115,875

		$12,967,969

Total Common Stocks
(identified cost $107,294,723)		$140,682,776

Investment Funds — 0.0%

Security	Shares	Value

Capital Markets — 0.0%

iShares Russell Midcap Growth Index Fund	500	$25,075

Total Investment Funds
(identified cost $21,232)		$25,075

See notes to financial statements

16

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	$4,260	$4,260,282

Total Short-Term Investments
(identified cost $4,260,282)		$4,260,282

Total Investments — 101.1%
(identified cost $111,576,237)		$144,968,133

Other Assets, Less Liabilities — (1.1)%		$(1,609,740)

Net Assets — 100.0%		$143,358,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended April 30, 2010 was $1,994 and $0, respectively.

See notes to financial statements

17

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $107,315,955)	$140,707,851
Affiliated investment, at value (identified cost, $4,260,282)	4,260,282
Dividends receivable	44,853
Interest receivable from affiliated investment	270
Receivable for investments sold	3,016,697
Tax reclaims receivable	3,894

Total assets	$148,033,847

Liabilities

Payable for investments purchased	$4,553,620
Payable to affiliates:
Investment adviser fee	77,059
Trustees’ fees	429
Accrued expenses	44,346

Total liabilities	$4,675,454

Net Assets applicable to investors’ interest in Portfolio	$143,358,393

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$109,965,125
Net unrealized appreciation	33,393,268

Total	$143,358,393

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $21,612)	$675,765
Interest income allocated from affiliated investments	6,067
Expenses allocated from affiliated investments	(4,073)

Total investment income	$677,759

Expenses

Investment adviser fee	$442,353
Trustees’ fees and expenses	2,560
Custodian fee	49,266
Legal and accounting services	16,052
Miscellaneous	3,384

Total expenses	$513,615

Net investment income	$164,144

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$8,065,521
Investment transactions allocated from affiliated investments	1,437
Foreign currency transactions	(82)

Net realized gain	$8,066,876

Change in unrealized appreciation (depreciation) —
Investments	$14,078,235
Foreign currency	1,372

Net change in unrealized appreciation (depreciation)	$14,079,607

Net realized and unrealized gain	$22,146,483

Net increase in net assets from operations	$22,310,627

See notes to financial statements

18

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$164,144	$453,757
Net realized gain (loss) from investment and foreign currency transactions	8,066,876	(14,444,099)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,079,607	31,592,781

Net increase in net assets from operations	$22,310,627	$17,602,439

Capital transactions —
Contributions	$2,290,090	$15,242,208
Withdrawals	(8,358,218)	(46,238,305)

Net decrease in net assets from capital transactions	$(6,068,128)	$(30,996,097)

Net increase (decrease) in net assets	$16,242,499	$(13,393,658)

Net Assets

At beginning of period	$127,115,894	$140,509,552

At end of period	$143,358,393	$127,115,894

See notes to financial statements

19

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.76	%(3)	0.76%	0.76%	0.72%		0.76%	0.77%
Net investment income	0.24	%(3)(6)	0.39%	0.54%	2.24	%(4)	0.59%	0.10%
Portfolio Turnover	98	%(5)	205%	283%	157%		181%	217%

Total Return	17.73	%(5)	21.24%	(43.60)%	44.75%		20.69%	8.71%

Net assets, end of period (000’s omitted)	$143,358		$127,116	$140,510	$218,931		$150,563	$135,774

(1)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes special dividends equal to 1.85% of average daily net assets.

(5)	Not annualized.

(6)	Includes special dividends equal to 0.19% of average daily net assets.

See notes to financial statements

20

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 57.4% and 42.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

21

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $445,673 of which $3,320 was allocated from Cash Management Portfolio and $442,353 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s

22

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $129,316,937 and $126,747,488, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,210,044

Gross unrealized appreciation	$34,639,477
Gross unrealized depreciation	(1,881,388)

Net unrealized appreciation	$32,758,089

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$35,212,453	$—		$—	$35,212,453
Consumer Staples	1,658,233	—		—	1,658,233
Energy	12,021,052	386,638		—	12,407,690
Financials	14,745,235	20,168		—	14,765,403
Health Care	10,044,563	—		—	10,044,563
Industrials	10,788,354	697,614		—	11,485,968
Information Technology	37,079,679	326,578		—	37,406,257
Materials	4,734,240	—		—	4,734,240
Telecommunication Services	12,967,969	—		—	12,967,969

Total Common Stocks	$139,251,778	$1,430,998	*	$—	$140,682,776

Investment Funds	$25,075	$—		$—	$25,075
Short-Term Investments	—	4,260,282		—	4,260,282

Total Investments	$139,276,853	$5,691,280		$—	$144,968,133

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

23

Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

24

Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed Multi-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Tax-Managed Multi-Cap Growth Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Multi-Cap Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Growth Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

824-6/10	TMCAPSRC

Eaton Vance
Investment Managers

Semiannual Report April 30, 2010

EATON VANCE TAX-MANAGED SMALL-CAP FUND

Miscellaneous
Income
1099-MISC

Semi annual Report April 30 , 2010 EATON VANCE TAX-MANAGED SMALL-CAP FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Nancy Tooke, CFA,
Portfolio Manager
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally, in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%.[1]
•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China, and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.

•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large- and mid-cap counterparts, although all three groups had strong returns. The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.
Management Discussion
•	Small-cap stocks posted some of the strongest equity market returns for the six months ending April 30, 2010. The Russell 2000 Index (the Index) outpaced many larger-cap counterparts and saw double-digit gains in each of its 10 economic sectors. The strongest advances came from consumer discretionary, as the rate of consumer spending continued to surprise, and from the cyclical materials and industrials sectors, with financials in a virtual dead heat with the latter. Telecommunication services and utilities stocks – with their out-of-favor defensive characteristics – did not have as strong a showing, although each sector returned more than 16%.

•	The Fund[2] posted positive returns for the six-month period, with eight of 10 economic sectors (except financials and telecommunication services) posting double-digit gains. Still, the Fund under-performed the Index for the period.

Total Return Performance 10/31/09 – 4/30/10
Class A3	24.42%
Class B3	23.93
Class C3	23.92
Class I3	24.59
Russell 2000 Index[1]	28.17
S&P SmallCap 600 Index[1]	28.14
Lipper Small-Cap Core Funds Average[1]	25.42
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	The Fund’s primary benchmark changed from the S&P SmallCap 600 Index to the Russell 2000 Index, as the Russell 2000 Index was deemed to be a more appropriate primary benchmark for the Fund. It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Tax-Managed Small-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010
INVESTMENT UPDATE
•	The consumer discretionary sector was the strongest absolute performer for the Fund, yet the Fund lagged the Index on a relative basis in this sector due primarily to a stock selection in the leisure industry, an underweight in media and a lack of representation in the leisure equipment industry.

•	On a relative basis, the industrials sector was the most beneficial for the Fund. A significant overweight allocation to the auto components industry was positive, given the strong performance of the group. This, along with an overweight and stock selection in the road and rail industry and stock selection in construction and engineering, helped relative returns. The information technology sector told a similar story, with the Fund’s stock selection helping performance.

•	While the Fund was overweight in the energy sector, it was stock selection in this sector that boosted relative performance, especially in the energy equipment and services industry. In utilities, a below-benchmark allocation was beneficial.

•	The Fund’s significant underweight to the financials sector, coupled with inopportune stock selection, especially in IT services, detracted the most. Stock selection in the materials sector was also a drag on performance.

•	Additionally, Fund holdings in health care, especially in pharmaceuticals and in health care equipment and supplies, and an overweight to the consumer staples sector detracted from performance

•	Management continued to focus on stocks of companies with strong balance sheets, competitive positions and superior managements, who can navigate the current climate. Management believes a research-driven investment process can serve shareholders well over the long term.
Portfolio Composition
Top 10 Holdings1
By net assets

Kansas City Southern	2.1%
Brigham Exploration Co.	2.0
Tempur-Pedic International, Inc.	2.0
Big Lots, Inc.	1.9
Shaw Group, Inc. (The)	1.9
Affiliated Managers Group, Inc.	1.9
Tutor Perini Corp.	1.9
FLIR Systems, Inc.	1.9
Armstrong World Industries, Inc.	1.8
Hornbeck Offshore Services, Inc.	1.8

[1]	Top 10 Holdings represented 19.2% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Small-Cap Fund  as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMGX	EMMGX	ECMGX	EIMGX

Average Annual Total Returns (at net asset value)

Six Months	24.42%	23.93%	23.92%	24.59%
One Year	47.32	46.36	46.29	N.A.
Five Years	9.51	8.69	8.71	N.A.
Ten Years	-1.55	-2.28	-2.28	N.A.
Life of Fund†	3.03	2.27	2.24	19.79 ††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	17.31%	18.93%	22.92%	24.59%
One Year	38.89	41.36	45.29	N.A.
Five Years	8.23	8.40	8.71	N.A.
Ten Years	-2.13	-2.28	-2.28	N.A.
Life of Fund†	2.55	2.27	2.24	19.79	††

†	Inception Dates – Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97; Class I: 10/1/09.

††	Returns are cumulative since inception of the share class on 10/1/09.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.44%	2.20%	2.19%	1.19%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	47.32%	9.51%	-1.55%
Return After Taxes on Distributions	47.32	9.51	-1.55
Return After Taxes on Distributions and Sale of Fund Shares	30.76	8.28	-1.30
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	38.89%	8.23%	-2.13%
Return After Taxes on Distributions	38.89	8.23	-2.13
Return After Taxes on Distributions and Sale of Fund Shares	25.28	7.15	-1.78
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	46.36%	8.69%	-2.28%
Return After Taxes on Distributions	46.36	8.69	-2.28
Return After Taxes on Distributions and Sale of Fund Shares	30.13	7.55	-1.91
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	41.36%	8.40%	-2.28%
Return After Taxes on Distributions	41.36	8.40	-2.28
Return After Taxes on Distributions and Sale of Fund Shares	26.88	7.30	-1.91
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	46.29%	8.71%	-2.28%
Return After Taxes on Distributions	46.29	8.71	-2.28
Return After Taxes on Distributions and Sale of Fund Shares	30.09	7.57	-1.91
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	45.29%	8.71%	-2.28%
Return After Taxes on Distributions	45.29	8.71	-2.28
Return After Taxes on Distributions and Sale of Fund Shares	29.44	7.57	-1.91
Class A of the Fund commenced investment operations on 9/25/97, and Class B and Class C of the Fund commenced investment operations on 9/29/97. Class I after-tax returns were not provided because the class has less than a full year of operations. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Small-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,244.20	$7.29
Class B	$1,000.00	$1,239.30	$11.44
Class C	$1,000.00	$1,239.20	$11.44
Class I	$1,000.00	$1,245.90	$5.90

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.56
Class B	$1,000.00	$1,014.60	$10.29
Class C	$1,000.00	$1,014.60	$10.29
Class I	$1,000.00	$1,019.50	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31% for Class A shares, 2.06% for Class B shares, 2.06% for Class C shares and 1.06% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $111,229,794)	$135,606,849
Receivable for Fund shares sold	169,738

Total assets	$135,776,587

Liabilities

Payable for Fund shares redeemed	$107,916
Payable to affiliates:
Distribution and service fees	47,721
Trustees’ fees	42
Accrued expenses	92,132

Total liabilities	$247,811

Net Assets	$135,528,776

Sources of Net Assets

Paid-in capital	$187,649,849
Accumulated net realized loss from Portfolio	(75,800,974)
Accumulated net investment loss	(697,154)
Net unrealized appreciation from Portfolio	24,377,055

Total	$135,528,776

Class A Shares

Net Assets	$99,824,244
Shares Outstanding	6,852,283
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.57
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.46

Class B Shares

Net Assets	$5,187,426
Shares Outstanding	391,271
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.26

Class C Shares

Net Assets	$28,095,624
Shares Outstanding	2,127,596
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.21

Class I Shares

Net Assets	$2,421,482
Shares Outstanding	165,988
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $2,136)	$248,537
Interest allocated from Portfolio	3,294
Expenses allocated from Portfolio	(472,748)

Total investment loss from Portfolio	$(220,917)

Expenses

Distribution and service fees
Class A	$116,755
Class B	28,101
Class C	128,839
Trustees’ fees and expenses	250
Custodian fee	10,251
Transfer and dividend disbursing agent fees	128,052
Legal and accounting services	12,957
Printing and postage	20,719
Registration fees	23,039
Miscellaneous	7,274

Total expenses	$476,237

Net investment loss	$(697,154)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$13,289,762

Net realized gain	$13,289,762

Change in unrealized appreciation (depreciation) —
Investments	$14,782,792

Net change in unrealized appreciation (depreciation)	$14,782,792

Net realized and unrealized gain	$28,072,554

Net increase in net assets from operations	$27,375,400

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment loss	$(697,154)	$(944,473)
Net realized gain (loss) from investment transactions	13,289,762	(33,850,682)
Net change in unrealized appreciation (depreciation) from investments	14,782,792	45,441,750

Net increase in net assets from operations	$27,375,400	$10,646,595

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,810,673	$27,628,658
Class B	206,107	230,043
Class C	2,571,144	4,035,854
Class I	2,195,172	2,083,246
Cost of shares redeemed
Class A	(13,185,564)	(36,546,381)
Class B	(476,146)	(2,105,752)
Class C	(2,894,267)	(6,109,461)
Class I	(2,154,923)	(39,716)
Net asset value of shares exchanged
Class A	1,578,283	4,438,358
Class B	(1,578,283)	(4,438,358)

Net decrease in net assets from Fund share transactions	$(7,927,804)	$(10,823,509)

Net increase (decrease) in net assets	$19,447,596	$(176,914)

Net Assets

At beginning of period	$116,081,180	$116,258,094

At end of period	$135,528,776	$116,081,180

Accumulated net investment loss included in net assets

At end of period	$(697,154)	$—

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007	2006		2005

Net asset value — Beginning of period	$11.710		$10.540		$16.140	$12.520	$10.300		$9.470

Income (Loss) From Operations

Net investment loss(1)	$(0.060)		$(0.070	)(2)	$(0.120)	$(0.117)	$(0.073)		$(0.105)
Net realized and unrealized gain (loss)	2.920		1.240		(5.480)	3.737	2.293		0.935

Total income (loss) from operations	$2.860		$1.170		$(5.600)	$3.620	$2.220		$0.830

Net asset value — End of period	$14.570		$11.710		$10.540	$16.140	$12.520		$10.300

Total Return(3)	24.42	%(4)	11.10%		(34.70)%	28.91%	21.55%		8.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,824		$85,422		$80,868	$65,185	$46,895		$24,855
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.31	%(7)	1.44%		1.27%	1.34%	1.41	%(8)	1.44	%(8)
Net investment loss	(0.92	)%(7)	(0.70	)%(2)	(0.80)%	(0.82)%	(0.63)%		(1.04)%
Portfolio Turnover of the Portfolio	43	%(4)	95%		93%	78%	99%		223%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.78)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007	2006		2005

Net asset value — Beginning of period	$10.700		$9.700		$14.950	$11.690	$9.680		$8.980

Income (Loss) From Operations

Net investment loss(1)	$(0.099)		$(0.123	)(2)	$(0.216)	$(0.205)	$(0.152)		$(0.170)
Net realized and unrealized gain (loss)	2.659		1.123		(5.034)	3.465	2.162		0.870

Total income (loss) from operations	$2.560		$1.000		$(5.250)	$3.260	$2.010		$0.700

Net asset value — End of period	$13.260		$10.700		$9.700	$14.950	$11.690		$9.680

Total Return(3)	23.93	%(4)	10.31%		(35.12)%	27.89%	20.76%		7.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,187		$5,805		$12,352	$36,554	$43,053		$47,222
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.06	%(7)	2.20%		2.02%	2.09%	2.16	%(8)	2.19	%(8)
Net investment loss	(1.66	)%(7)	(1.37	)%(2)	(1.55)%	(1.56)%	(1.40)%		(1.79)%
Portfolio Turnover of the Portfolio	43	%(4)	95%		93%	78%	99%		223%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.50)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007	2006		2005

Net asset value — Beginning of period	$10.660		$9.660		$14.900	$11.650	$9.650		$8.940

Income (Loss) From Operations

Net investment loss(1)	$(0.100)		$(0.132	)(2)	$(0.215)	$(0.206)	$(0.150)		$(0.170)
Net realized and unrealized gain (loss)	2.650		1.132		(5.025)	3.456	2.150		0.880

Total income (loss) from operations	$2.550		$1.000		$(5.240)	$3.250	$2.000		$0.710

Net asset value — End of period	$13.210		$10.660		$9.660	$14.900	$11.650		$9.650

Total Return(3)	23.92	%(4)	10.35%		(35.17)%	27.90%	20.72%		7.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,096		$22,931		$23,037	$31,471	$26,681		$18,341
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.06	%(7)	2.19%		2.02%	2.09%	2.16	%(8)	2.19	%(8)
Net investment loss	(1.67	)%(7)	(1.44	)%(2)	(1.55)%	(1.57)%	(1.38)%		(1.79)%
Portfolio Turnover of the Portfolio	43	%(4)	95%		93%	78%	99%		223%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.52)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$11.710		$12.180

Income (Loss) From Operations

Net investment loss(2)	$(0.044)		$(0.008)
Net realized and unrealized gain (loss)	2.924		(0.462)

Total income (loss) from operations	$2.880		$(0.470)

Net asset value — End of period	$14.590		$11.710

Total Return(3)	24.59	%(4)	(3.86	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,421		$1,923
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)	1.19	%(7)
Net investment loss	(0.67	)%(7)	(0.79	)%(7)
Portfolio Turnover of the Portfolio	43	%(4)	95	%(8)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

See notes to financial statements

11

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (73.8% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $91,471,354 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($57,501,413) and October 31, 2017 ($33,969,941).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of

12

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $6,885 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,735 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $116,755 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $21,076 and $96,629 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of

13

Eaton Vance Tax-Managed Small-Cap Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,068,000 and $11,835,000 respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $7,025 and $32,210 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $3, $1,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,218,139 and $11,752,814, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	441,079	2,798,413
Redemptions	(999,848)	(3,652,390)
Exchange from Class B shares	117,520	477,705

Net decrease	(441,249)	(376,272)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	17,059	26,007
Redemptions	(39,519)	(236,086)
Exchange to Class A shares	(128,902)	(520,465)

Net decrease	(151,362)	(730,544)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	214,773	457,619
Redemptions	(239,178)	(689,785)

Net decrease	(24,405)	(232,166)

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	164,047	167,481
Redemptions	(162,238)	(3,302)

Net increase	1,809	164,179

(1)	Class I commenced operations on October 1, 2009.

14

Tax-Managed Small-Cap Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Aerospace & Defense — 3.0%

Aerovironment, Inc.(1)	112,990	$2,958,078
DigitalGlobe, Inc.(1)	98,210	2,608,458

		$5,566,536

Air Freight & Logistics — 0.8%

HUB Group, Inc., Class A(1)	45,760	$1,464,778

		$1,464,778

Auto Components — 1.7%

Dana Holding Corp.(1)	235,410	$3,145,078

		$3,145,078

Beverages — 1.4%

Central European Distribution Corp.(1)	76,450	$2,648,993

		$2,648,993

Biotechnology — 2.9%

Martek Biosciences Corp.(1)	119,301	$2,628,201
Myriad Genetics, Inc.(1)	109,270	2,623,573

		$5,251,774

Building Products — 1.9%

Armstrong World Industries, Inc.(1)	78,000	$3,396,900

		$3,396,900

Capital Markets — 2.6%

Affiliated Managers Group, Inc.(1)	40,910	$3,443,804
Duff & Phelps Corp., Class A	88,510	1,389,607

		$4,833,411

Chemicals — 2.1%

Calgon Carbon Corp.(1)	181,260	$2,809,530
Intrepid Potash, Inc.(1)	38,220	1,003,657

		$3,813,187

Commercial Banks — 3.3%

Boston Private Financial Holdings, Inc.	106,250	$842,563
Iberiabank Corp.	15,610	962,200
SVB Financial Group(1)	19,680	968,846
TCF Financial Corp.	59,200	1,102,896
Webster Financial Corp.	54,440	1,127,997
Wilmington Trust Corp.	56,640	981,571

		$5,986,073

Commercial Services & Supplies — 2.3%

Clean Harbors, Inc.(1)	45,420	$2,880,991
Team, Inc.(1)	82,430	1,434,282

		$4,315,273

Communications Equipment — 1.6%

Brocade Communications Systems, Inc.(1)	459,690	$2,983,388

		$2,983,388

Construction & Engineering — 3.7%

Shaw Group, Inc. (The)(1)	90,350	$3,458,598
Tutor Perini Corp.(1)	140,960	3,421,099

		$6,879,697

Containers & Packaging — 2.3%

Graham Packaging Co., Inc.(1)	110,580	$1,330,277
Temple-Inland, Inc.	126,940	2,960,241

		$4,290,518

Distributors — 1.5%

LKQ Corp.(1)	131,070	$2,760,334

		$2,760,334

Electronic Equipment, Instruments & Components — 5.3%

FLIR Systems, Inc.(1)	111,180	$3,400,996
National Instruments Corp.	92,620	3,202,799
Trimble Navigation, Ltd.(1)	94,860	3,102,871

		$9,706,666

Energy Equipment & Services — 4.7%

CARBO Ceramics, Inc.	36,820	$2,697,065
Dril-Quip, Inc.(1)	44,830	2,597,002
Hornbeck Offshore Services, Inc.(1)	134,940	3,301,982

		$8,596,049

See notes to financial statements

15

Tax-Managed Small-Cap Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 3.8%

Corn Products International, Inc.	80,230	$2,888,280
Flowers Foods, Inc.	36,730	968,203
Ralcorp Holdings, Inc.(1)	47,440	3,157,132

		$7,013,615

Health Care Equipment & Supplies — 3.0%

West Pharmaceutical Services, Inc.	59,980	$2,510,163
Wright Medical Group, Inc.(1)	163,020	3,061,516

		$5,571,679

Health Care Providers & Services — 2.4%

Hanger Orthopedic Group, Inc.(1)	87,540	$1,631,746
VCA Antech, Inc.(1)	98,740	2,810,140

		$4,441,886

Hotels, Restaurants & Leisure — 1.7%

Bally Technologies, Inc.(1)	67,420	$3,109,410

		$3,109,410

Household Durables — 2.0%

Tempur-Pedic International, Inc.(1)	107,630	$3,627,131

		$3,627,131

Household Products — 1.5%

Church & Dwight Co., Inc.	40,420	$2,799,085

		$2,799,085

Insurance — 1.4%

HCC Insurance Holdings, Inc.	93,440	$2,540,634

		$2,540,634

IT Services — 2.8%

Euronet Worldwide, Inc.(1)	173,730	$2,767,519
ManTech International Corp., Class A(1)	53,490	2,408,655

		$5,176,174

Life Sciences Tools & Services — 1.7%

Bruker Corp.(1)	198,880	$3,040,875

		$3,040,875

Machinery — 2.0%

Astec Industries, Inc.(1)	36,486	$1,208,416
RBC Bearings, Inc.(1)	32,926	1,039,145
Tennant Co.	42,970	1,482,035

		$3,729,596

Metals & Mining — 1.5%

Compass Minerals International, Inc.	35,530	$2,675,764

		$2,675,764

Multi-Utilities — 1.5%

CMS Energy Corp.	174,570	$2,838,508

		$2,838,508

Multiline Retail — 1.9%

Big Lots, Inc.(1)	93,600	$3,575,520

		$3,575,520

Oil, Gas & Consumable Fuels — 6.6%

Brigham Exploration Co.(1)	190,760	$3,721,727
Forest Oil Corp.(1)	101,360	2,969,848
James River Coal Co.(1)	95,190	1,791,476
Range Resources Corp.	25,455	1,215,731
Rosetta Resources, Inc.(1)	96,010	2,390,649

		$12,089,431

Paper & Forest Products — 1.5%

Clearwater Paper Corp.(1)	44,158	$2,811,981

		$2,811,981

Personal Products — 1.8%

Mead Johnson Nutrition Co., Class A	63,110	$3,257,107

		$3,257,107

Pharmaceuticals — 0.4%

King Pharmaceuticals, Inc.(1)	74,350	$728,630

		$728,630

Professional Services — 3.0%

FTI Consulting, Inc.(1)	70,860	$2,914,472
Kelly Services, Inc., Class A(1)	158,857	2,554,420

		$5,468,892

See notes to financial statements

16

Tax-Managed Small-Cap Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Road & Rail — 3.1%

Genesee & Wyoming, Inc., Class A(1)	42,430	$1,659,013
Kansas City Southern(1)	97,460	3,952,003

		$5,611,016

Semiconductors & Semiconductor Equipment — 5.1%

Cirrus Logic, Inc.(1)	209,040	$2,656,899
Cypress Semiconductor Corp.(1)	194,200	2,503,238
Novellus Systems, Inc.(1)	58,390	1,529,818
Varian Semiconductor Equipment Associates, Inc.(1)	39,600	1,304,424
Veeco Instruments, Inc.(1)	29,883	1,314,553

		$9,308,932

Software — 2.9%

Mentor Graphics Corp.(1)	267,060	$2,400,869
Sybase, Inc.(1)	68,859	2,987,104

		$5,387,973

Specialty Retail — 2.7%

Jo-Ann Stores, Inc.(1)	48,190	$2,126,143
RadioShack Corp.	127,630	2,750,426

		$4,876,569

Textiles, Apparel & Luxury Goods — 1.6%

Hanesbrands, Inc.(1)	101,353	$2,885,520

		$2,885,520

Thrifts & Mortgage Finance — 0.8%

NewAlliance Bancshares, Inc.	112,710	$1,468,611

		$1,468,611

Total Common Stocks
(identified cost $137,313,381)		$179,673,194

Private Placements — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%

Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements
(identified cost $80,000)		$0

Special Warrants — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%

Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

Total Special Warrants
(identified cost $480,000)		$90,000

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(4)	$3,452	$3,451,706

Total Short-Term Investments
(identified cost $3,451,706)		$3,451,706

Total Investments — 99.7%
(identified cost $141,325,087)		$183,214,900

Other Assets, Less Liabilities — 0.3%		$475,166

Net Assets — 100.0%		$183,690,066

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended April 30, 2010 was $1,594 and $0, respectively.

See notes to financial statements

17

Tax-Managed Small-Cap Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $137,873,381)	$179,763,194
Affiliated investment, at value (identified cost, $3,451,706)	3,451,706
Dividends receivable	20,295
Interest receivable from affiliated investment	303
Receivable for investments sold	2,054,369

Total assets	$185,289,867

Liabilities

Payable for investments purchased	$1,438,922
Payable to affiliates:
Investment adviser fee	95,865
Trustees’ fees	540
Accrued expenses	64,474

Total liabilities	$1,599,801

Net Assets applicable to investors’ interest in Portfolio	$183,690,066

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$141,800,253
Net unrealized appreciation	41,889,813

Total	$183,690,066

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $2,999)	$345,939
Interest income allocated from affiliated investments	4,589
Expenses allocated from affiliated investments	(2,995)

Total investment income	$347,533

Expenses

Investment adviser fee	$552,474
Trustees’ fees and expenses	3,237
Custodian fee	67,468
Legal and accounting services	26,191
Miscellaneous	3,757

Total expenses	$653,127

Net investment loss	$(305,594)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$18,713,771
Investment transactions allocated from affiliated investments	(3,961)

Net realized gain	$18,709,810

Change in unrealized appreciation (depreciation) —
Investments	$20,403,281

Net change in unrealized appreciation (depreciation)	$20,403,281

Net realized and unrealized gain	$39,113,091

Net increase in net assets from operations	$38,807,497

See notes to financial statements

18

Tax-Managed Small-Cap Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment loss	$(305,594)	$(4,866)
Net realized gain (loss) from investment transactions	18,709,810	(44,312,234)
Net change in unrealized appreciation (depreciation) from investments	20,403,281	60,538,806

Net increase in net assets from operations	$38,807,497	$16,221,706

Capital transactions —
Contributions	$3,366,214	$29,224,452
Withdrawals	(21,539,937)	(39,532,379)

Net decrease in net assets from capital transactions	$(18,173,723)	$(10,307,927)

Net increase in net assets	$20,633,774	$5,913,779

Net Assets

At beginning of period	$163,056,292	$157,142,513

At end of period	$183,690,066	$163,056,292

See notes to financial statements

19

Tax-Managed Small-Cap Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008	2007	2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.74	%(2)	0.75%		0.74%	0.74%	0.74	%(3)	0.74	%(3)
Net investment income (loss)	(0.35	)%(2)	(0.00	)%(4)(5)	(0.27)%	(0.22)%	0.01%		(0.34)%
Portfolio Turnover	43	%(6)	95%		93%	78%	99%		223%

Total Return	24.77	%(6)	11.86%		(34.33)%	29.67%	22.33%		9.52%

Net assets, end of period (000’s omitted)	$183,690		$163,056		$157,143	$188,039	$159,050		$153,121

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(4)	Amount is less than (0.005)%.

(5)	Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.09)%.

(6)	Not annualized.

See notes to financial statements

20

Tax-Managed Small-Cap Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 73.8% and 26.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

21

Tax-Managed Small-Cap Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $554,880 of which $2,406 was allocated from Cash Management Portfolio and $552,474 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s

22

Tax-Managed Small-Cap Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $72,849,675 and $88,604,177, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,593,711

Gross unrealized appreciation	$43,444,425
Gross unrealized depreciation	(1,823,236)

Net unrealized appreciation	$41,621,189

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Private Placements

Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants

Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities				$90,000

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

Tax-Managed Small-Cap Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$179,673,194	$—	$—	$179,673,194
Private Placements	—	—	0	0
Special Warrants	—	—	90,000	90,000
Short-Term Investments	—	3,451,706	—	3,451,706

Total Investments	$179,673,194	$3,451,706	$90,000	$183,214,900

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2010 to require a reconciliation of Level 3 assets.

24

Eaton Vance Tax-Managed Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance Tax-Managed Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Tax-Managed Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed Small-Cap Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Small-Cap Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Tax-Managed Small-Cap Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Small-Cap Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

130-6/10	MGSRC

Eaton Vance
Investment Managers

Semiannual Report April 30, 2010

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

Miscellaneous
Income
1099-MISC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) will (if applicable) file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Gregory R. Greene, CFA
Lead Portfolio Manager
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%.[1]

•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China, and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.

•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large- and mid-cap counterparts, although all three groups had strong returns. The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Small-cap value stocks posted some of the strongest equity market returns for the six-month period that ended April 30, 2010. The Russell 2000 Value Index (the Index) outpaced many larger-cap and growth counterparts, and saw double-digit gains in each of its 10 economic sectors. The strongest advances came from consumer discretionary, as the rate of consumer spending continued to surprise, and from the cyclical materials and industrials sectors. Consumer staples and utilities stocks — with their out-of-favor defensive characteristics — did not have as strong a showing, although each sector still returned about 17%.

•	The Fund[2] also had double-digit gains for the same period, but nevertheless underperformed the Index and its Lipper peer group. Both sector allocation and stock selection were contributing factors. After a brief resurgence of higher-quality stocks late in 2009, the momentum of the rally shifted back to lower-quality stocks in the first quarter of 2010. As a result, the Fund’s focus on stocks that meet its investment criteria detracted from results.
Total Return Performance
10/31/09 — 4/30/10

Class A3	22.33%
Class B3	21.80
Class C3	21.87
Class I3	22.50
Russell 2000 Value Index[1]	30.66
Lipper Small-Cap Value Funds Average[1]	27.86
See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Tax-Managed Small-Cap Value Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

1

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010
INVESTMENT UPDATE
•	Relative to the Index, the Fund’s allocations in consumer discretionary had the largest negative impact. While overweighting this outperforming sector was beneficial, stock selection more than offset any relative gains. The Fund was very selectively invested in what management considered an overvalued sector, and although the Fund’s consumer discretionary holdings returned more than 31% for the period, it was not enough to exceed the Index’s result (+47%) for the sector.

•	Industrials was another sector in which the Fund was correctly overweighted versus the Index, but cautious stock selection failed to keep pace with the Index. In information technology, the Fund’s performance was restrained by owning a communications company that was involved in a poorly executed acquisition, sending its stock price lower.

•	On the positive side, consumer staples stocks were a bright spot. Although the Fund’s overweight allocation did not add to returns, selectivity in this defensive group contributed to relative gains for the Fund.

•	As always, management continues to focus on factors that meet its investment criteria — including sustainable cash flow and reasonable valuations — in seeking long-term, after-tax returns for Fund shareholders.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

Brocade Communications Systems, Inc.	2.8%
Trustmark Corp.	2.5
Chicago Bridge & Iron Co. NV	2.4
Teleflex, Inc.	2.4
AptarGroup, Inc.	2.3
Cleco Corp.	2.3
Tutor Perini Corp.	2.3
Protective Life Corp.	2.3
Barnes Group, Inc.	2.3
RPM International, Inc.	2.2

[1]	Top 10 Holdings represented 23.8% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

2

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010
FUND PERFORMANCE
Performance1

	Class A	Class B	Class C	Class I
Share Class Symbol	ESVAX	ESVBX	ESVCX	ESVIX

Average Annual Total Returns (at net asset value)
Six Months	22.33%	21.80%	21.87%	22.50%
One Year	43.64	42.46	42.52	N.A.
Five Years	6.81	6.01	6.02	N.A.
Life of Fund†	7.81	7.02	7.03	19.22	††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	15.32%	16.80%	20.87%	22.50%
One Year	35.42	37.46	41.52	N.A.
Five Years	5.55	5.69	6.02	N.A.
Life of Fund†	7.03	7.02	7.03	19.22	††

†	Inception date — Class A, Class B and Class C: 3/4/02; Class I: 10/1/09

††	Returns are cumulative since inception of the share class on 10/1/09.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.
Total Annual
Operating Expenses2

	Class A	Class B	Class C	Class I

Gross Expense Ratio	2.20%	2.95%	2.95%	1.95%
Net Expense Ratio	1.65	2.40	2.40	1.40

[2]	Source: Prospectus dated 3/1/10. The Net Expense Ratio reflects a contractual expense reimbursement that continues through 2/28/11. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	43.64%	6.81%	7.81%
Return After Taxes on Distributions	43.64	6.10	7.37
Return After Taxes on Distributions and Sale of Fund Shares	28.37	5.84	6.84
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	35.42%	5.55%	7.03%
Return After Taxes on Distributions	35.42	4.85	6.60
Return After Taxes on Distributions and Sale of Fund Shares	23.03	4.74	6.14
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	42.52%	6.02%	7.03%
Return After Taxes on Distributions	42.52	5.29	6.58
Return After Taxes on Distributions and Sale of Fund Shares	27.64	5.16	6.15
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	41.52%	6.02%	7.03%
Return After Taxes on Distributions	41.52	5.29	6.58
Return After Taxes on Distributions and Sale of Fund Shares	26.99	5.16	6.15
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	42.46%	6.01%	7.02%
Return After Taxes on Distributions	42.46	5.28	6.57
Return After Taxes on Distributions and Sale of Fund Shares	27.60	5.15	6.13
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	37.46%	5.69%	7.02%
Return After Taxes on Distributions	37.46	4.95	6.57
Return After Taxes on Distributions and Sale of Fund Shares	24.35	4.88	6.13
Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Class I after-tax returns were not provided because the class has less than a full year of operations. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Small-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,223.30	$9.10	**
Class B	$1,000.00	$1,218.00	$13.20	**
Class C	$1,000.00	$1,218.70	$13.20	**
Class I	$1,000.00	$1,225.00	$7.72	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	**
Class B	$1,000.00	$1,012.90	$11.98	**
Class C	$1,000.00	$1,012.90	$11.98	**
Class I	$1,000.00	$1,017.90	$7.00	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares and 1.40% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

5

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $30,788,951)	$39,760,378
Receivable for Fund shares sold	110,966
Receivable from affiliate	29,181

Total assets	$39,900,525

Liabilities

Payable for Fund shares redeemed	$65,410
Payable to affiliates:
Distribution and service fees	14,414
Administration fee	4,872
Trustees’ fees	42
Accrued expenses	30,970

Total liabilities	$115,708

Net Assets	$39,784,817

Sources of Net Assets

Paid-in capital	$29,769,171
Accumulated net realized gain from Portfolio	1,142,475
Accumulated net investment loss	(98,256)
Net unrealized appreciation from Portfolio	8,971,427

Total	$39,784,817

Class A Shares

Net Assets	$27,815,946
Shares Outstanding	1,895,266
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.68
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.58

Class B Shares

Net Assets	$2,720,889
Shares Outstanding	198,719
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.69

Class C Shares

Net Assets	$7,847,785
Shares Outstanding	572,504
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.71

Class I Shares

Net Assets	$1,400,197
Shares Outstanding	95,278
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio	$222,817
Expenses allocated from Portfolio	(193,351)

Total investment income from Portfolio	$29,466

Expenses

Administration fee	$25,990
Distribution and service fees
Class A	29,688
Class B	13,369
Class C	35,300
Trustees’ fees and expenses	250
Custodian fee	4,682
Transfer and dividend disbursing agent fees	35,853
Legal and accounting services	8,914
Printing and postage	12,648
Registration fees	30,778
Miscellaneous	6,753

Total expenses	$204,225

Deduct —
Allocation of expenses to affiliates	$76,503

Total expense reductions	$76,503

Net expenses	$127,722

Net investment loss	$(98,256)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$2,960,015

Net realized gain	$2,960,015

Change in unrealized appreciation (depreciation) —
Investments	$4,121,567

Net change in unrealized appreciation (depreciation)	$4,121,567

Net realized and unrealized gain	$7,081,582

Net increase in net assets from operations	$6,983,326

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment loss	$(98,256)	$(2,466)
Net realized gain (loss) from investment transactions	2,960,015	(1,095,550)
Net change in unrealized appreciation (depreciation) from investments	4,121,567	2,989,518

Net increase in net assets from operations	$6,983,326	$1,891,502

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,194,383	$10,918,543
Class B	222,657	443,819
Class C	962,280	2,200,272
Class I	421,999	947,942
Cost of shares redeemed
Class A	(3,311,637)	(8,843,036)
Class B	(273,938)	(912,594)
Class C	(837,972)	(1,565,217)
Class I	(156,335)	(2,956)
Net asset value of shares exchanged
Class A	404,078	393,125
Class B	(404,078)	(393,125)

Net increase in net assets from Fund share transactions	$1,221,437	$3,186,773

Net increase in net assets	$8,204,763	$5,078,275

Net Assets

At beginning of period	$31,580,054	$26,501,779

At end of period	$39,784,817	$31,580,054

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(98,256)	$—

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$12.000		$11.400	$16.050	$15.400	$14.640	$13.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.024)		$0.022	$(0.003)	$(0.058)	$(0.066)	$(0.087)
Net realized and unrealized gain (loss)	2.704		0.578	(3.146)	1.857	1.644	1.717

Total income (loss) from operations	$2.680		$0.600	$(3.149)	$1.799	$1.578	$1.630

Less Distributions

From net realized gain	$—		$—	$(1.501)	$(1.149)	$(0.818)	$—

Total distributions	$—		$—	$(1.501)	$(1.149)	$(0.818)	$—

Net asset value — End of period	$14.680		$12.000	$11.400	$16.050	$15.400	$14.640

Total Return(2)	22.33	%(3)	5.36%	(21.61)%	12.30%	11.24%	12.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,816		$21,727	$17,628	$18,978	$15,695	$14,303
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.65	%(7)	1.65%	1.65%	1.69%	1.75%	1.75%
Net investment income (loss)	(0.37	)%(7)	0.21%	(0.02)%	(0.37)%	(0.44)%	(0.61)%
Portfolio Turnover of the Portfolio	17	%(3)	66%	103%	80%	49%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The administrator subsidized certain operating expenses (equal to 0.44%, 0.55%, 0.32%, 0.32%, 0.26%, and 0.28% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.240		$10.750	$15.330	$14.870	$14.260	$12.770

Income (Loss) From Operations

Net investment loss(1)	$(0.068)		$(0.049)	$(0.102)	$(0.168)	$(0.174)	$(0.189)
Net realized and unrealized gain (loss)	2.518		0.539	(2.977)	1.777	1.602	1.679

Total income (loss) from operations	$2.450		$0.490	$(3.079)	$1.609	$1.428	$1.490

Less Distributions

From net realized gain	$—		$—	$(1.501)	$(1.149)	$(0.818)	$—

Total distributions	$—		$—	$(1.501)	$(1.149)	$(0.818)	$—

Net asset value — End of period	$13.690		$11.240	$10.750	$15.330	$14.870	$14.260

Total Return(2)	21.80	%(3)	4.56%	(22.15)%	11.41%	10.45%	11.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,721		$2,638	$3,538	$6,412	$7,033	$7,802
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.40	%(7)	2.40%	2.40%	2.44%	2.50%	2.50%
Net investment loss	(1.10	)%(7)	(0.51)%	(0.79)%	(1.12)%	(1.20)%	(1.36)%
Portfolio Turnover of the Portfolio	17	%(3)	66%	103%	80%	49%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The administrator subsidized certain operating expenses (equal to 0.44%, 0.55%, 0.32%, 0.32%, 0.26%, and 0.28% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.250		$10.760	$15.350	$14.880	$14.270	$12.780

Income (Loss) From Operations

Net investment loss(1)	$(0.069)		$(0.053)	$(0.100)	$(0.169)	$(0.174)	$(0.189)
Net realized and unrealized gain (loss)	2.529		0.543	(2.989)	1.788	1.602	1.679

Total income (loss) from operations	$2.460		$0.490	$(3.089)	$1.619	$1.428	$1.490

Less Distributions

From net realized gain	$—		$—	$(1.501)	$(1.149)	$(0.818)	$—

Total distributions	$—		$—	$(1.501)	$(1.149)	$(0.818)	$—

Net asset value — End of period	$13.710		$11.250	$10.760	$15.350	$14.880	$14.270

Total Return(2)	21.87	%(3)	4.55%	(22.19)%	11.47%	10.44%	11.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,848		$6,317	$5,336	$7,145	$7,805	$6,968
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.40	%(7)	2.40%	2.40%	2.44%	2.50%	2.50%
Net investment loss	(1.11	)%(7)	(0.54)%	(0.78)%	(1.12)%	(1.19)%	(1.36)%
Portfolio Turnover of the Portfolio	17	%(3)	66%	103%	80%	49%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The administrator subsidized certain operating expenses (equal to 0.44%, 0.55%, 0.32%, 0.32%, 0.26%, and 0.28% of average daily net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009(1)

Net asset value — Beginning of period	$12.000		$12.330

Income (Loss) From Operations

Net investment loss(2)	$(0.009)		$(0.001)
Net realized and unrealized gain (loss)	2.709		(0.329)

Total income (loss) from operations	$2.700		$(0.330)

Less Distributions

From net realized gain	$—		$—

Total distributions	$—		$—

Net asset value — End of period	$14.700		$12.000

Total Return(3)	22.50	%(4)	(2.68	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,400		$897
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.40	%(8)	1.40	%(8)
Net investment loss	(0.13	)%(8)	(0.07	)%(8)
Portfolio Turnover of the Portfolio	17	%(4)	66	%(4)(9)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	The administrator subsidized certain operating expenses (equal to 0.44% and 0.58% of average daily net assets for the six months ended April 30, 2010 and the period ended October 31, 2009, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2009.

See notes to financial statements

11

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (49.1% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,673,990 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($501,958) and October 31, 2017 ($1,172,032).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of

12

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $25,990. EVM and the sub-adviser of the Portfolio, Fox Asset Management LLC (Fox), have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.65%, 2.40%, 2.40% and 1.40% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2011. Pursuant to this agreement, EVM and Fox were allocated $19,125 and $57,378, respectively, of the Fund’s operating expenses for the six months ended April 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $1,512 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,177 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $29,688 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding

13

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $10,027 and $26,475 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $53,000 and $569,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $3,342 and $8,825 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $30, $400 and $50 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,957,521 and $2,552,546, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	308,268	1,079,505
Redemptions	(252,565)	(856,038)
Exchange from Class B shares	29,012	40,081

Net increase	84,715	263,548

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	16,968	44,636
Redemptions	(21,987)	(96,340)
Exchange to Class A shares	(31,050)	(42,612)

Net decrease	(36,069)	(94,316)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	77,552	229,731
Redemptions	(66,594)	(164,041)

Net increase	10,958	65,690

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009(1)

Sales	32,023	74,975
Redemptions	(11,481)	(239)

Net increase	20,542	74,736

(1)	Class I commenced operations on October 1, 2009.

14

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Auto Components — 1.7%

BorgWarner, Inc.(1)	31,500	$1,365,210

		$1,365,210

Chemicals — 2.2%

RPM International, Inc.	81,200	$1,792,896

		$1,792,896

Commercial Banks — 9.3%

First Midwest Bancorp, Inc.	72,600	$1,103,520
Glacier Bancorp, Inc.	91,200	1,686,288
National Penn Bancshares, Inc.	137,100	1,003,572
Prosperity Bancshares, Inc.	43,900	1,721,758
Trustmark Corp.	81,200	1,987,776

		$7,502,914

Commercial Services & Supplies — 1.8%

Brink’s Co. (The)	55,100	$1,467,313

		$1,467,313

Communications Equipment — 2.7%

Brocade Communications Systems, Inc.(1)	343,400	$2,228,666

		$2,228,666

Construction & Engineering — 5.8%

Chicago Bridge & Iron Co. NV(1)	83,200	$1,950,208
Emcor Group, Inc.(1)	30,300	865,368
Tutor Perini Corp.(1)	77,300	1,876,071

		$4,691,647

Containers & Packaging — 2.3%

AptarGroup, Inc.	44,200	$1,902,368

		$1,902,368

Electric Utilities — 5.5%

Cleco Corp.	69,200	$1,896,080
Portland General Electric Co.	55,600	1,105,328
Westar Energy, Inc.	60,600	1,435,614

		$4,437,022

Electrical Equipment — 3.4%

A.O. Smith Corp.	33,900	$1,750,257
General Cable Corp.(1)	35,200	1,005,664

		$2,755,921

Energy Equipment & Services — 5.9%

Bristow Group, Inc.(1)	35,300	$1,366,463
Exterran Holdings, Inc.(1)	60,100	1,751,915
Oil States International, Inc.(1)	35,100	1,695,681

		$4,814,059

Food & Staples Retailing — 1.2%

BJ’s Wholesale Club, Inc.(1)	25,800	$987,624

		$987,624

Food Products — 2.5%

J & J Snack Foods Corp.	18,300	$852,597
TreeHouse Foods, Inc.(1)	27,100	1,146,059

		$1,998,656

Health Care Equipment & Supplies — 3.8%

Teleflex, Inc.	31,800	$1,949,976
West Pharmaceutical Services, Inc.	26,800	1,121,580

		$3,071,556

Health Care Providers & Services — 2.1%

Owens & Minor, Inc.	53,250	$1,674,712

		$1,674,712

Hotels, Restaurants & Leisure — 1.4%

Jack in the Box, Inc.(1)	49,000	$1,152,480

		$1,152,480

Household Durables — 1.9%

Tupperware Brands Corp.	29,600	$1,511,672

		$1,511,672

Insurance — 6.3%

Argo Group International Holding, Ltd.	43,400	$1,431,766
Aspen Insurance Holdings, Ltd.	65,700	1,772,586
Protective Life Corp.	77,900	1,875,053

		$5,079,405

See notes to financial statements

15

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

IT Services — 1.5%

MAXIMUS, Inc.	19,100	$1,182,481

		$1,182,481

Machinery — 9.4%

Barnes Group, Inc.	88,900	$1,849,120
Crane Co.	45,000	1,617,300
Gardner Denver, Inc.	17,100	859,959
Lincoln Electric Holdings, Inc.	13,800	827,172
Nordson Corp.	11,200	804,384
Wabtec Corp.	35,800	1,703,364

		$7,661,299

Oil, Gas & Consumable Fuels — 1.4%

Comstock Resources, Inc.(1)	36,100	$1,157,366

		$1,157,366

Professional Services — 1.8%

Towers Watson & Co., Class A	29,700	$1,425,600

		$1,425,600

Road & Rail — 3.8%

Arkansas Best Corp.	40,600	$1,236,676
Genesee & Wyoming, Inc., Class A(1)	34,700	1,356,770
Old Dominion Freight Line, Inc.(1)	12,900	462,852

		$3,056,298

Software — 3.6%

JDA Software Group, Inc.(1)	48,300	$1,395,870
NetScout Systems, Inc.(1)	107,300	1,557,996

		$2,953,866

Specialty Retail — 3.9%

Buckle, Inc. (The)	11,600	$419,688
Children’s Place Retail Stores, Inc. (The)(1)	33,400	1,530,388
Dick’s Sporting Goods, Inc.(1)	42,100	1,225,531

		$3,175,607

Textiles, Apparel & Luxury Goods — 2.5%

Carter’s, Inc.(1)	37,700	$1,214,694
Hanesbrands, Inc.(1)	27,600	785,772

		$2,000,466

Thrifts & Mortgage Finance — 6.1%

Astoria Financial Corp.	104,200	$1,681,789
First Niagara Financial Group, Inc.	119,200	1,656,880
Washington Federal, Inc.	79,200	1,629,144

		$4,967,813

Total Common Stocks
(identified cost $57,388,977)		$76,014,917

Total Investments — 93.8%
(identified cost $57,388,977)		$76,014,917

Other Assets, Less Liabilities — 6.2%		$4,985,434

Net Assets — 100.0%		$81,000,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

16

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $57,388,977)	$76,014,917
Cash	5,063,157
Dividends receivable	17,528

Total assets	$81,095,602

Liabilities

Payable to affiliates:
Investment adviser fee	$66,368
Trustees’ fees	246
Accrued expenses	28,637

Total liabilities	$95,251

Net Assets applicable to investors’ interest in Portfolio	$81,000,351

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$62,374,411
Net unrealized appreciation	18,625,940

Total	$81,000,351

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends	$477,115

Total investment income	$477,115

Expenses

Investment adviser fee	$369,798
Trustees’ fees and expenses	1,484
Custodian fee	24,829
Legal and accounting services	14,566
Miscellaneous	2,047

Total expenses	$412,724

Deduct —
Reduction of custodian fee	$384

Total expense reductions	$384

Net expenses	$412,340

Net investment income	$64,775

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,096,037

Net realized gain	$6,096,037

Change in unrealized appreciation (depreciation) —
Investments	$8,960,129

Net change in unrealized appreciation (depreciation)	$8,960,129

Net realized and unrealized gain	$15,056,166

Net increase in net assets from operations	$15,120,941

See notes to financial statements

17

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$64,775	$428,732
Net realized gain (loss) from investment transactions	6,096,037	(3,618,049)
Net change in unrealized appreciation (depreciation) from investments	8,960,129	6,761,258

Net increase in net assets from operations	$15,120,941	$3,571,941

Capital transactions —
Contributions	$4,548,682	$13,149,539
Withdrawals	(6,297,807)	(10,871,040)

Net increase (decrease) from capital transactions	$(1,749,125)	$2,278,499

Net increase in net assets	$13,371,816	$5,850,440

Net Assets

At beginning of period	$67,628,535	$61,778,095

At end of period	$81,000,351	$67,628,535

See notes to financial statements

18

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.12	%(2)	1.14%	1.12%	1.14%	1.14%	1.15%
Net investment income (loss)	0.18	%(2)	0.73%	0.51%	0.19%	0.17%	(0.00	)%(3)
Portfolio Turnover	17	%(4)	66%	103%	80%	49%	24%

Total Return	22.65	%(4)	5.89%	(21.19)%	12.92%	11.91%	13.20%

Net assets, end of period (000’s omitted)	$81,000		$67,629	$61,778	$59,511	$54,331	$50,791

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Amounts to less than (0.01)%.

(4)	Not annualized.

See notes to financial statements

19

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 49.1% and 50.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions

20

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Fox Asset Management LLC (Fox), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2010, the investment adviser fee was 1.00% (annualized) of the Portfolio’s average daily net assets and amounted to $369,798.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $12,043,118 and $13,489,395, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,621,372

Gross unrealized appreciation	$18,770,685
Gross unrealized depreciation	(377,140)

Net unrealized appreciation	$18,393,545

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

21

Tax-Managed Small-Cap Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$76,014,917	$—	$—	$76,014,917

Total Investments	$76,014,917	$—	$—	$76,014,917

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

22

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), and the sub-advisory agreement with Fox Asset Management LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

24

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to continue to share such benefits equitably.

25

Eaton Vance Tax-Managed Small-Cap Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Small-Cap Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Tax-Managed Small-Cap Value Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Small-Cap Value Portfolio

Officers
Duncan W. Richardson
President

Thomas E. Faust Jr.
Vice President and Trustee

Gregory R. Greene
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

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Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Tax-Managed Small-Cap Value Portfolio
Fox Asset Management LLC
331 Newman Springs Road, Suite 122
Red Bank, NJ 07701

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Value Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1300-6/10	TMSCVSRC

Eaton Vance
Investment Managers

Semiannual Report April 30, 2010

EATON VANCE TAX-MANAGED VALUE FUND

Miscellaneous
Income
1099-MISC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Value Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Portfolio Management Team
•	The domestic equity markets remained volatile, but mostly on an upward trajectory, during the six months ending April 30, 2010. Investors had more reasons to cheer than in previous years, as the markets extended the rally, in spite of a big February sell-off and lingering uncertainty about the sustainability of the markets’ forward momentum. For the six-month period, the Dow Jones Industrial Average rose 14.87%, the NASDAQ Composite gained 20.94% and the S&P 500 Index increased 15.66%.[1]
•	The U.S. economy continued to show signs of gradual recovery, and corporate earnings generally recorded improvements, although employment remained weak during the period. These largely positive trends came with volatility, however, as governments and central banks continued to work through the aftermath of the recent financial crisis. The equity markets corrected sharply in late-winter 2010, driven lower by concerns about Greek debt service, belt-tightening in China, and a U.S. political environment unsettled by proposed health care reform and bank regulation. Market growth resumed, however, and the period ended on a solid footing.

•	Value stocks outperformed growth stocks across all market capitalizations during the six months, albeit by only modest levels. Similarly, small-cap stocks outperformed their large- and mid-cap counterparts, although all three groups had strong returns. The Russell 2000 Index was up 28.17%, versus gains of 16.77% and 25.78% for the Russell 1000 Index and the S&P MidCap 400 Index, respectively.
Management Discussion
•	After disappointing performance early on, the broad equity market rebounded smartly during the six-month period ending April 30, 2010. Factors that helped drive stocks higher included a strengthening U.S. economy and improved corporate earnings.

•	While the Fund[2] posted solid double-digit returns, its rate of increase lagged that of its benchmark, the Russell 1000 Value Index (the Index). In the early stages of an economic recovery, it’s not uncommon for many of the best-performing stocks to be lower-priced, lower-quality securities. Quite often, many of the stocks enjoying the rebound are the same ones that suffered the steepest losses during the market’s decline. This was very much the case during the period. Not owning these resurgent lower-quality stocks limited the Fund’s participation in the market’s latest six-month advance.

•	In light of this environment, it’s not surprising that consumer discretionary accounted for the Fund’s largest source of underperformance. Consumer discretionary has a preponderance of smaller companies relative to other sectors, and many of its stocks were among the first to rebound. As a result, the Fund’s larger-cap, quality bias detracted from performance.

Total Return Performance
10/31/09 – 4/30/10

Class A3	14.28%
Class B3	14.29
Class C3	13.90
Class I3	14.47
Russell 1000 Value Index[1]	17.77
Lipper Large-Cap Value Funds Average[1]	14.65

See pages 3 and 4 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Tax-Managed Value Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Value Fund as of April 30, 2010
INVESTMENT UPDATE
•	Health care was the second-worst performer for the Fund during the past six months. The volatile political and regulatory climate for health care contributed to the unpredictable price movements of stocks, and a number of positions held by the Fund in this sector were unfairly punished, in our opinion.

•	On the upside, stock selection in financials was the primary driver of the Fund’s positive return. Financials is the Index’s largest sector weighting, and the group performed very well during the past six months. Although the Fund’s slight underweighting here mildly detracted, strength in stock selection more than offset any disadvantage of that posture.

•	The second-best contributor was an underweighted positioning in telecommunication services. The Fund had only modest exposure to this sector because of its less-cyclical nature—meaning it’s typically less sensitive to an economic or stock market rebound. Instead, we chose to focus more on those sectors that tend to rise first in the early stages of a recovery. Under-representing telecom paid off, though our stock picks in that space could have been better.

•	While management is encouraged by the recent economic recovery, some clouds still remain. The threat of higher interest rates, an expanding budget deficit and rising taxes could crimp the economy’s and equity market’s growth. Given the likelihood of higher taxes ahead, the Fund’s tax-managed attributes may prove particularly advantageous as we go forward. In addition, management believes the stocks now in the Fund are attractively valued and that, longer term, the Fund’s disciplined value style and its research-driven investment process will continue to make it an attractive opportunity for long-term investors.

•	Effective December 31, 2009 the Fund is managed by a team of portfolio managers led by Michael R. Mach. The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski.

•	We thank you for your continued confidence and participation in Tax-Managed Value Fund.
Portfolio Composition
Top 10 Holdings1
By net assets

Wells Fargo & Co.	2.9%
Bank of America Corp.	2.7
Occidental Petroleum Corp.	2.5
McDonald’s Corp.	2.5
JPMorgan Chase & Co.	2.5
PNC Financial Services Group, Inc.	2.3
Prudential Financial, Inc.	2.3
United Technologies Corp.	2.1
Hewlett-Packard Co.	2.1
Anadarko Petroleum Corp.	2.1

[1]	Top 10 Holdings represented 24.0% of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Value Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EATVX	EBTVX	ECTVX	EITVX

Average Annual Total Returns (at net asset value)

Six Months	14.28%	14.29%	13.90%	14.47%
One Year	36.14	36.16	35.13	36.49
Five Years	3.58	3.04	2.81	N.A.
Ten Years	5.32	4.65	4.53	N.A.
Life of Fund†	5.79	4.83	4.99	-7.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	7.71%	9.29%	12.90%	14.47%
One Year	28.27	31.16	34.13	36.49
Five Years	2.36	2.68	2.81	N.A.
Ten Years	4.70	4.65	4.53	N.A.
Life of Fund†	5.19	4.83	4.99	-7.48

†	Inception Dates — Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00; and Class I: 11/30/07

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.19%	1.94%	1.94%	0.94%

[2]	Source: Prospectus dated 3/1/10.
Lipper Quintile Rankings3

By total return as of 4/30/10
EATON VANCE TAX-MANAGED VALUE FUND, CLASS A
LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION

Period	Quintile	Ranking
1 Year	4th	367 of 539 funds
3 Years	2nd	122 of 487 funds
5 Years	1st	53 of 424 funds
10 Years	1st	16 of 198 funds

[3]	Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Value Fund as of April 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	36.14%	3.58%	5.32%
Return After Taxes on Distributions	35.91	3.42	5.21
Return After Taxes on Distributions and Sale of Fund Shares	23.77	3.07	4.65
Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	28.27%	2.36%	4.70%
Return After Taxes on Distributions	28.05	2.20	4.59
Return After Taxes on Distributions and Sale of Fund Shares	18.63	2.02	4.10
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	36.16%	3.04%	4.65%
Return After Taxes on Distributions	35.97	2.98	4.60
Return After Taxes on Distributions and Sale of Fund Shares	23.74	2.60	4.05
Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	31.16%	2.68%	4.65%
Return After Taxes on Distributions	30.97	2.62	4.60
Return After Taxes on Distributions and Sale of Fund Shares	20.49	2.29	4.05
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	35.13%	2.81%	4.53%
Return After Taxes on Distributions	35.04	2.77	4.50
Return After Taxes on Distributions and Sale of Fund Shares	22.94	2.41	3.95
Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	34.13%	2.81%	4.53%
Return After Taxes on Distributions	34.04	2.77	4.50
Return After Taxes on Distributions and Sale of Fund Shares	22.29	2.41	3.95
Average Annual Total Returns
(For the periods ended April 30, 2010)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Life of Fund
Return Before Taxes	36.49%	-7.48%
Return After Taxes on Distributions	36.22	-8.05
Return After Taxes on Distributions and Sale of Fund Shares	24.05	-6.59
Class A, Class B, Class C and Class I of the Fund commenced investment operations on 12/27/99, 1/18/00, 1/24/00 and 11/30/07, respectively. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,142.80	$6.16
Class B	$1,000.00	$1,142.90	$6.75
Class C	$1,000.00	$1,139.00	$10.13
Class I	$1,000.00	$1,144.70	$4.89

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81
Class B	$1,000.00	$1,018.50	$6.36
Class C	$1,000.00	$1,015.30	$9.54
Class I	$1,000.00	$1,020.20	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% for Class A shares, 1.27% for Class B shares, 1.91% for Class C shares and 0.92% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Tax-Managed Value Portfolio, at value (identified cost, $1,319,313,692)	$1,845,494,923
Receivable for Fund shares sold	7,785,180

Total assets	$1,853,280,103

Liabilities

Payable for Fund shares redeemed	$6,313,876
Payable to affiliates:
Administration fee	228,428
Distribution and service fees	361,981
Trustees’ fees	42
Accrued expenses	368,163

Total liabilities	$7,272,490

Net Assets	$1,846,007,613

Sources of Net Assets

Paid-in capital	$1,641,197,513
Accumulated net realized loss from Portfolio	(323,272,873)
Accumulated undistributed net investment income	1,901,742
Net unrealized appreciation from Portfolio	526,181,231

Total	$1,846,007,613

Class A Shares

Net Assets	$887,959,161
Shares Outstanding	53,235,570
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.68
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.70

Class B Shares

Net Assets	$43,489,096
Shares Outstanding	2,742,904
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.86

Class C Shares

Net Assets	$198,179,418
Shares Outstanding	12,257,421
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.17

Class I Shares

Net Assets	$716,379,938
Shares Outstanding	43,006,203
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $269,930)	$16,943,457
Interest allocated from Portfolio	24,788
Securities lending income allocated from Portfolio, net	7,961
Expenses allocated from Portfolio	(5,516,110)

Total investment income from Portfolio	$11,460,096

Expenses

Administration fee	$1,268,085
Distribution and service fees
Class A	1,018,148
Class B	91,926
Class C	969,348
Trustees’ fees and expenses	250
Custodian fee	15,547
Transfer and dividend disbursing agent fees	781,596
Legal and accounting services	15,796
Printing and postage	87,881
Registration fees	46,966
Miscellaneous	10,186

Total expenses	$4,305,729

Net investment income	$7,154,367

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$61,501,986
Foreign currency transactions	(12,808)

Net realized gain	$61,489,178

Change in unrealized appreciation (depreciation) —
Investments	$155,252,575
Foreign currency	(36,686)

Net change in unrealized appreciation (depreciation)	$155,215,889

Net realized and unrealized gain	$216,705,067

Net increase in net assets from operations	$223,859,434

See notes to financial statements

6

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$7,154,367	$18,514,427
Net realized gain (loss) from investment and foreign currency transactions and capital gain distributions received	61,489,178	(144,108,980)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	155,215,889	226,471,408

Net increase in net assets from operations	$223,859,434	$100,876,855

Distributions to shareholders —
From net investment income
Class A	$(8,969,223)	$(8,882,298)
Class B	(523,510)	(359,901)
Class C	(875,539)	(705,225)
Class I	(8,131,548)	(5,449,617)

Total distributions to shareholders	$(18,499,820)	$(15,397,041)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$149,460,830	$376,641,224
Class B	708,130	4,701,549
Class C	4,890,222	24,061,489
Class I	209,847,706	485,819,184
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,236,713	6,708,706
Class B	414,092	272,330
Class C	655,418	507,569
Class I	5,286,480	1,661,913
Cost of shares redeemed
Class A	(130,647,672)	(424,983,274)
Class B	(5,739,815)	(23,297,910)
Class C	(18,509,915)	(56,947,474)
Class I	(111,706,157)	(177,065,852)
Net asset value of shares exchanged
Class A	16,752,710	41,033,649
Class B	(16,752,710)	(41,033,649)
Contingent deferred sales charges
Class B	82,704	68,209

Net increase in net assets from Fund share transactions	$111,978,736	$218,147,663

Net increase in net assets	$317,338,350	$303,627,477

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$1,528,669,263	$1,225,041,786

At end of period	$1,846,007,613	$1,528,669,263

Accumulated undistributed net investment income included in net assets

At end of period	$1,901,742	$13,247,195

See notes to financial statements

7

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)(1)		2009(1)	2008(1)	2007	2006		2005

Net asset value — Beginning of period	$14.760		$14.400	$21.750	$18.770	$15.920		$13.950

Income (Loss) From Operations

Net investment income	$0.066		$0.192	$0.229	$0.202	$0.189		$0.122
Net realized and unrealized gain (loss)	2.031		0.356	(7.386)	2.955	2.805		1.984

Total income (loss) from operations	$2.097		$0.548	$(7.157)	$3.157	$2.994		$2.106

Less Distributions

From net investment income	$(0.177)		$(0.188)	$(0.193)	$(0.177)	$(0.144)		$(0.136)

Total distributions	$(0.177)		$(0.188)	$(0.193)	$(0.177)	$(0.144)		$(0.136)

Net asset value — End of period	$16.680		$14.760	$14.400	$21.750	$18.770		$15.920

Total Return(2)	14.28	%(3)	4.01%	(33.19)%	16.93%	18.92%		15.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$887,959		$745,816	$710,258	$737,940	$529,073		$363,527
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.16	%(6)	1.19%	1.16%	1.16%	1.18	%(7)	1.21	%(7)
Net investment income	0.84	%(6)	1.46%	1.20%	1.06%	1.16%		0.86%
Portfolio Turnover of the Portfolio	17	%(3)	82%	84%	14%	26%		40%

(1)	Net investment income per share was computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended October 31, 2006 and 2005).

See notes to financial statements

8

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)(1)		2009(1)	2008(1)	2007	2006		2005

Net asset value — Beginning of period	$14.010		$13.530	$20.420	$17.630	$14.970		$13.130

Income (Loss) From Operations

Net investment income	$0.059		$0.193	$0.091	$0.068	$0.073		$0.018
Net realized and unrealized gain (loss)	1.911		0.321	(6.958)	2.761	2.618		1.862

Total income (loss) from operations	$1.970		$0.514	$(6.867)	$2.829	$2.691		$1.880

Less Distributions

From net investment income	$(0.144)		$(0.044)	$(0.023)	$(0.039)	$(0.031)		$(0.040)

Total distributions	$(0.144)		$(0.044)	$(0.023)	$(0.039)	$(0.031)		$(0.040)

Contingent deferred sales charges(1)	$0.024		$0.010	$—	$—	$—		$—

Net asset value — End of period	$15.860		$14.010	$13.530	$20.420	$17.630		$14.970

Total Return(2)	14.29	%(3)	3.92%	(33.67)%	16.07%	18.00%		14.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,489		$58,023	$122,001	$248,127	$250,030		$239,392
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.27	%(6)	1.29%	1.89%	1.91%	1.93	%(7)	1.96	%(7)
Net investment income	0.80	%(6)	1.56%	0.50%	0.33%	0.44%		0.13%
Portfolio Turnover of the Portfolio	17	%(3)	82%	84%	14%	26%		40%

(1)	Net investment income and contingent deferred sales charges per share were computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended October 31, 2006 and 2005).

See notes to financial statements

9

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)(1)		2009(1)	2008(1)	2007	2006		2005

Net asset value — Beginning of period	$14.260		$13.870	$20.960	$18.100	$15.370		$13.470

Income (Loss) From Operations

Net investment income	$0.008		$0.099	$0.087	$0.062	$0.071		$0.018
Net realized and unrealized gain (loss)	1.970		0.337	(7.143)	2.847	2.694		1.915

Total income (loss) from operations	$1.978		$0.436	$(7.056)	$2.909	$2.765		$1.933

Less Distributions

From net investment income	$(0.068)		$(0.046)	$(0.034)	$(0.049)	$(0.035)		$(0.033)

Total distributions	$(0.068)		$(0.046)	$(0.034)	$(0.049)	$(0.035)		$(0.033)

Net asset value — End of period	$16.170		$14.260	$13.870	$20.960	$18.100		$15.370

Total Return(2)	13.90	%(3)	3.19%	(33.72)%	16.10%	18.02%		14.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198,179		$186,734	$218,320	$348,265	$297,473		$246,593
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.91	%(6)	1.94%	1.91%	1.91%	1.93	%(7)	1.96	%(7)
Net investment income	0.11	%(6)	0.78%	0.47%	0.32%	0.43%		0.12%
Portfolio Turnover of the Portfolio	17	%(3)	82%	84%	14%	26%		40%

(1)	Net investment income per share was computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended October 31, 2006 and 2005).

See notes to financial statements

10

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	April 30, 2010		Year Ended	Period Ended
	(Unaudited)		October 31, 2009	October 31, 2008(1)

Net asset value — Beginning of period	$14.750		$14.410	$20.970

Income (Loss) From Operations

Net investment income(2)	$0.085		$0.205	$0.224
Net realized and unrealized gain (loss)	2.036		0.366	(6.551)

Total income (loss) from operations	$2.121		$0.571	$(6.327)

Less Distributions

From net investment income	$(0.211)		$(0.231)	$(0.233)

Total distributions	$(0.211)		$(0.231)	$(0.233)

Net asset value — End of period	$16.660		$14.750	$14.410

Total Return(3)	14.47	%(4)	4.22%	(30.53	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$716,380		$538,097	$174,464
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.92	%(7)	0.94%	0.91	%(7)
Net investment income	1.08	%(7)	1.53%	1.36	%(7)
Portfolio Turnover of the Portfolio	17	%(4)	82%	84	%(8)

(1)	For the period from the start of business, November 30, 2007, to October 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2008.

See notes to financial statements

11

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.6% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $381,876,055 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($43,295,557), October 31, 2016 ($193,115,002) and October 31, 2017 ($145,465,496).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s

12

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $1,268,085. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $37,178 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,255 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $1,018,148 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during portions of the six months ended April 30, 2010

13

Eaton Vance Tax-Managed Value Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

with respect to Class B. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $27,177 and $727,011 for Class B and Class C shares, respectively, representing 0.11% and 0.75% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $23,782,000. There were no Uncovered Distribution Charges calculated under the Class B Plan at April 30, 2010.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $64,749 and $242,337 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $1,000, $15,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively. In addition, $82,704 of CDSCs were paid by Class B shareholders directly to the Fund for days when no Uncovered Distribution Charges existed.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $138,007,055 and $52,881,451, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	9,375,849	29,818,796
Issued to shareholders electing to receive payments of distributions in Fund shares	459,806	524,527
Redemptions	(8,186,651)	(32,326,321)
Exchange from Class B shares	1,043,160	3,197,865

Net increase	2,692,164	1,214,867

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	47,207	390,397
Issued to shareholders electing to receive payments of distributions in Fund shares	27,680	22,414
Redemptions	(376,242)	(1,916,221)
Exchange to Class A shares	(1,098,071)	(3,372,227)

Net decrease	(1,399,426)	(4,875,637)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	318,491	1,904,736
Issued to shareholders electing to receive payments of distributions in Fund shares	42,866	40,801
Redemptions	(1,198,175)	(4,593,481)

Net decrease	(836,818)	(2,647,944)

	Six Months Ended
	April 30, 2010	Period Ended
Class I	(Unaudited)	October 31, 2009

Sales	13,198,212	36,720,245
Issued to shareholders electing to receive payments of distributions in Fund shares	336,718	130,244
Redemptions	(7,008,967)	(12,477,883)

Net increase	6,525,963	24,372,606

14

Tax-Managed Value Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Aerospace & Defense — 4.3%

Boeing Co. (The)	195,000	$14,123,850
General Dynamics Corp.	390,000	29,780,400
United Technologies Corp.	555,000	41,597,250

		$85,501,500

Beverages — 1.1%

PepsiCo, Inc.	322,000	$21,000,840

		$21,000,840

Biotechnology — 0.7%

Amgen, Inc.(1)	250,000	$14,340,000

		$14,340,000

Capital Markets — 2.3%

Goldman Sachs Group, Inc.	230,000	$33,396,000
Northern Trust Corp.(2)	228,000	12,535,440

		$45,931,440

Chemicals — 0.8%

Air Products and Chemicals, Inc.	198,000	$15,202,440

		$15,202,440

Commercial Banks — 8.5%

Fifth Third Bancorp	1,125,000	$16,773,750
KeyCorp(2)	1,900,000	17,138,000
PNC Financial Services Group, Inc.	675,000	45,366,750
U.S. Bancorp	1,150,000	30,785,500
Wells Fargo & Co.	1,735,000	57,445,850

		$167,509,850

Commercial Services & Supplies — 1.3%

Waste Management, Inc.	743,000	$25,767,240

		$25,767,240

Communications Equipment — 1.3%

Cisco Systems, Inc.(1)	475,000	$12,787,000
Telefonaktiebolaget LM Ericsson, Class B(2)	1,130,000	13,040,798

		$25,827,798

Computers & Peripherals — 3.4%

Hewlett-Packard Co.	782,000	$40,640,540
International Business Machines Corp.	205,000	26,445,000

		$67,085,540

Consumer Finance — 1.2%

American Express Co.	530,000	$24,443,600

		$24,443,600

Diversified Financial Services — 5.2%

Bank of America Corp.	3,000,000	$53,490,000
JPMorgan Chase & Co.	1,150,000	48,967,000

		$102,457,000

Diversified Telecommunication Services — 1.5%

AT&T, Inc.	755,700	$19,693,542
Verizon Communications, Inc.	318,300	9,195,687

		$28,889,229

Electric Utilities — 1.9%

Entergy Corp.	175,000	$14,225,750
Exelon Corp.(2)	300,000	13,077,000
FPL Group, Inc.	200,000	10,410,000

		$37,712,750

Electronic Equipment, Instruments & Components — 0.5%

Corning, Inc.	550,000	$10,587,500

		$10,587,500

Energy Equipment & Services — 2.7%

Halliburton Co.	1,181,000	$36,197,650
Transocean, Ltd.(1)	225,000	16,301,250

		$52,498,900

Food & Staples Retailing — 1.0%

Wal-Mart Stores, Inc.	375,000	$20,118,750

		$20,118,750

See notes to financial statements

15

Tax-Managed Value Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 2.5%

Kellogg Co.(2)	280,000	$15,383,200
Nestle SA	693,000	33,909,116

		$49,292,316

Health Care Equipment & Supplies — 0.6%

Covidien PLC	248,000	$11,901,520

		$11,901,520

Health Care Providers & Services — 0.5%

UnitedHealth Group, Inc.	342,000	$10,366,020

		$10,366,020

Hotels, Restaurants & Leisure — 3.3%

Carnival Corp.	366,000	$15,262,200
McDonald’s Corp.	703,000	49,624,770

		$64,886,970

Industrial Conglomerates — 2.6%

General Electric Co.	1,900,000	$35,834,000
Tyco International, Ltd.	388,000	15,050,520

		$50,884,520

Insurance — 5.5%

Lincoln National Corp.	505,000	$15,447,950
MetLife, Inc.	825,000	37,603,500
Prudential Financial, Inc.	705,000	44,809,800
Travelers Companies, Inc. (The)	220,000	11,162,800

		$109,024,050

IT Services — 1.6%

Accenture PLC, Class A	240,000	$10,473,600
MasterCard, Inc., Class A	84,000	20,835,360

		$31,308,960

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.(1)	248,000	$13,709,440

		$13,709,440

Machinery — 1.9%

Caterpillar, Inc.	277,000	$18,860,930
PACCAR, Inc.(2)	395,000	18,375,400

		$37,236,330

Media — 1.3%

Time Warner Cable, Inc.	200,000	$11,250,000
Walt Disney Co. (The)(2)	396,000	14,588,640

		$25,838,640

Metals & Mining — 3.2%

BHP Billiton, Ltd. ADR(2)	297,000	$21,618,630
Freeport-McMoRan Copper & Gold, Inc.	321,000	24,245,130
United States Steel Corp.(2)	330,000	18,037,800

		$63,901,560

Multi-Utilities — 1.9%

Dominion Resources, Inc.(2)	300,000	$12,540,000
PG&E Corp.	250,000	10,950,000
Public Service Enterprise Group, Inc.	435,000	13,976,550

		$37,466,550

Multiline Retail — 1.2%

Target Corp.	401,000	$22,804,870

		$22,804,870

Oil, Gas & Consumable Fuels — 15.3%

Anadarko Petroleum Corp.	650,000	$40,404,000
Apache Corp.	390,000	39,686,400
Chevron Corp.	490,000	39,905,600
ConocoPhillips	600,000	35,514,000
Exxon Mobil Corp.	550,000	37,317,500
Hess Corp.	619,000	39,337,450
Occidental Petroleum Corp.	560,000	49,649,600
Peabody Energy Corp.	432,000	20,183,040

		$301,997,590

Pharmaceuticals — 5.6%

Abbott Laboratories	560,800	$28,690,528
Johnson & Johnson	240,000	15,432,000
Merck & Co., Inc.	733,000	25,684,320
Pfizer, Inc.	2,399,200	40,114,624

		$109,921,472

See notes to financial statements

16

Tax-Managed Value Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 2.7%

AvalonBay Communities, Inc.(2)	223,000	$23,200,920
Boston Properties, Inc.(2)	150,000	11,829,000
Vornado Realty Trust	205,000	17,090,850

		$52,120,770

Road & Rail — 1.3%

Union Pacific Corp.	347,000	$26,254,020

		$26,254,020

Semiconductors & Semiconductor Equipment — 1.0%

Intel Corp.	825,000	$18,834,750

		$18,834,750

Software — 1.6%

Microsoft Corp.	700,000	$21,378,000
Oracle Corp.	396,000	10,232,640

		$31,610,640

Specialty Retail — 4.2%

Best Buy Co., Inc.	860,000	$39,216,000
Staples, Inc.	916,000	21,553,480
TJX Companies, Inc. (The)	475,000	22,011,500

		$82,780,980

Textiles, Apparel & Luxury Goods — 1.0%

NIKE, Inc., Class B(2)	259,000	$19,660,690

		$19,660,690

Wireless Telecommunication Services — 1.5%

Rogers Communications, Inc., Class B	555,000	$19,763,550
Vodafone Group PLC ADR(2)	425,000	9,435,000

		$29,198,550

Total Common Stocks
(identified cost $1,375,936,010)		$1,945,875,585

Short-Term Investments — 6.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.19%(3)(4)	$98,227	$98,226,962
Eaton Vance Cash Reserves Fund, LLC, 0.19%(4)	29,853	29,852,510

Total Short-Term Investments
(identified cost $128,079,472)		$128,079,472

Total Investments — 105.2%
(identified cost $1,504,015,482)		$2,073,955,057

Other Assets, Less Liabilities — (5.2)%		$(102,992,301)

Net Assets — 100.0%		$1,970,962,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2010.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended April 30, 2010 was $10,434 and $0, respectively.

See notes to financial statements

17

Tax-Managed Value Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value including $94,012,733 of securities on loan (identified cost, $1,375,936,010)	$1,945,875,585
Affiliated investments, at value (identified cost, $128,079,472)	128,079,472
Dividends receivable	1,641,092
Interest receivable from affiliated investment	3,310
Receivable for investments sold	2,009,206
Securities lending income receivable	3,148
Tax reclaims receivable	1,025,446

Total assets	$2,078,637,259

Liabilities

Collateral for securities loaned	$98,226,962
Payable for investments purchased	8,274,022
Payable to affiliates:
Investment adviser fee	1,006,690
Trustees’ fees	4,208
Accrued expenses	162,621

Total liabilities	$107,674,503

Net Assets applicable to investors’ interest in Portfolio	$1,970,962,756

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,400,969,348
Net unrealized appreciation	569,993,408

Total	$1,970,962,756

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $288,961)	$18,166,236
Securities lending income, net	8,507
Interest income allocated from affiliated investments	26,574
Expenses allocated from affiliated investments	(16,140)

Total investment income	$18,185,177

Expenses

Investment adviser fee	$5,610,572
Trustees’ fees and expenses	25,250
Custodian fee	189,047
Legal and accounting services	41,104
Miscellaneous	29,161

Total expenses	$5,895,134

Deduct —
Reduction of custodian fee	$26

Total expense reductions	$26

Net expenses	$5,895,108

Net investment income	$12,290,069

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$66,875,557
Investment transactions allocated from affiliated investments	(83,175)
Foreign currency transactions	(13,669)

Net realized gain	$66,778,713

Change in unrealized appreciation (depreciation) —
Investments	$165,697,039
Foreign currency	(39,283)

Net change in unrealized appreciation (depreciation)	$165,657,756

Net realized and unrealized gain	$232,436,469

Net increase in net assets from operations	$244,726,538

See notes to financial statements

18

Tax-Managed Value Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$12,290,069	$28,099,576
Net realized gain (loss) from investment and foreign currency transactions and capital gain distributions received	66,778,713	(158,981,606)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	165,657,756	241,982,084

Net increase in net assets from operations	$244,726,538	$111,100,054

Capital transactions —
Contributions	$138,124,055	$643,314,732
Withdrawals	(61,213,426)	(462,369,238)

Net increase in net assets from capital transactions	$76,910,629	$180,945,494

Net increase in net assets	$321,637,167	$292,045,548

Net Assets

At beginning of period	$1,649,325,589	$1,357,280,041

At end of period	$1,970,962,756	$1,649,325,589

See notes to financial statements

19

Tax-Managed Value Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65	%(2)	0.67%	0.66%	0.66%	0.67	%(3)	0.68	%(3)
Net investment income	1.35	%(2)	1.96%	1.71%	1.56%	1.67%		1.40%
Portfolio Turnover	17	%(4)	82%	84%	14%	26%		40%

Total Return	14.56	%(4)	4.55%	(32.85)%	17.51%	19.53%		15.76%

Net assets, end of period (000’s omitted)	$1,970,963		$1,649,326	$1,357,280	$1,521,164	$1,212,996		$946,075

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended October 31, 2006 and 2005).

(4)	Not annualized.

See notes to financial statements

20

Tax-Managed Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 93.6% and 6.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and

21

Tax-Managed Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $2 billion and at reduced rates as average net assets equal or exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, another affiliated investment company, on the

22

Tax-Managed Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $5,623,011 of which $12,439 was allocated from Cash Management Portfolio and $5,610,572 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.62% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $379,611,910 and $298,483,627, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,507,924,076

Gross unrealized appreciation	$566,331,417
Gross unrealized depreciation	(300,436)

Net unrealized appreciation	$566,030,981

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee paid by the Portfolio amounted to $26,132 for the six months ended April 30, 2010. At April 30, 2010, the value of the securities loaned and the value of the collateral received amounted to $94,012,733 and $98,226,962, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

23

Tax-Managed Value Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$215,972,150	$—		$—	$215,972,150
Consumer Staples	56,502,790	33,909,116		—	90,411,906
Energy	354,496,490	—		—	354,496,490
Financials	501,486,710	—		—	501,486,710
Health Care	160,238,452	—		—	160,238,452
Industrials	225,643,610	—		—	225,643,610
Information Technology	172,214,390	13,040,798		—	185,255,188
Materials	79,104,000	—		—	79,104,000
Telecommunication Services	58,087,779	—		—	58,087,779
Utilities	75,179,300	—		—	75,179,300

Total Common Stocks	$1,898,925,671	$46,949,914	*	$—	$1,945,875,585

Short-Term Investments	$—	$128,079,472		$—	$128,079,472

Total Investments	$1,898,925,671	$175,029,386		$—	$2,073,955,057

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

24

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and Portfolio to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Tax-Managed Value Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Value Portfolio

Officers
Duncan W. Richardson
President

Matthew F. Beaudry
Vice President

John D. Crowley
Vice President

Stephen J. Kaszynski
Vice President

Michael R. Mach
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Value Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

501-6/10	TVSRC

Semiannual Report April 30, 2010 EATON VANCE FLOATING-RATE ADVANTAGE FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Scott H. Page, CFA
Co-Portfolio Manager

Craig P. Russ
Co-Portfolio Manager
•	During the six months ending April 30, 2010, the U.S. economy continued to strengthen, building on the recovery that began in 2009. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce. Growth was driven by government stimulus, increased business activity and a recovery in consumer spending. During the period, the Federal Reserve (the Fed) left short-term interest rates near zero but began unwinding various emergency programs that were designed to stabilize the financial system during the crisis. Meanwhile, corporate profits rebounded as business activity improved and productivity rose. We also saw the mounting effects of the government’s ongoing stimulus plan, which significantly increased the federal deficit and U.S. Treasury borrowing. Long-term interest rates were essentially unchanged during the period, while riskier assets continued to perform well as credit yield spreads tightened.

•	The floating-rate loan market, as measured by the S&P/LSTA Leveraged Loan Index (the Index), returned 9.57% during the six-month period ending April 30, 2010.[1] Performance was driven by a combination of technical and fundamental improvements, which strengthened both the supply/demand balance and the market outlook. From a technical standpoint, robust high-yield bond issuance and improving M&A and IPO markets had the effect of reducing loan supply. High-yield bond issuance alone was responsible for $13 billion of loan repayments in the first quarter of 2010, according to Standard & Poor’s Leveraged Commentary & Data. On the demand side, we saw steady inflows into the asset class, as investors sought more-favorable yields and protection from the anticipated rise in short-term interest rates. From a fundamental standpoint, earnings across the bank loan universe generally improved and default rates continued to decline.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The Fund’s2 investment objective is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers. The Fund utilizes leverage to acquire additional income-producing securities. In managing the Fund, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market.

•	The Fund’s investments included 384 borrowers in 37 industries as of April 30, 2010, with an average loan representing 0.25% of total investments, and no industry constituted more than 10% of total investments. Health care, cable and satellite television, and business equipment and services were among the top industry weightings. The Fund’s loans were primarily senior, secured loans to companies with average revenues exceeding $1 billion.
Total Return Performance
10/31/09 – 4/30/10

Advisers Class[3]	10.96%
Class A3	11.06
Class B3	10.86
Class C3	10.84
Class I3	11.19
S&P/LSTA Leveraged Loan Index[1]	9.57
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

[2]	The Fund currently invests in a separate registered investment company, Senior Debt Portfolio (the Portfolio), with the same investment objective and policies as the Fund. References to investments and borrowings are to the Portfolio’s holdings and borrowings.

[3]	Six-month returns are cumulative. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. Advisers Class and Class I shares are offered to investors at net asset value.

1

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010
INVESTMENT UPDATE
•	Management’s use of leverage was a factor in the Fund’s outperformance of the Index, as its loans acquired with borrowings were bolstered by the continued rally in the credit markets. However, the Fund’s slight underweight to the CCC ratings category in favor of higher quality issues was a head-wind during the period, as lower-quality issues outperformed. The CCC rated loan category, which saw the largest declines in 2008 (down 45.8%), returned 88.6% in calendar 2009, and 20.4% during the six months ending April 30, 2010. Even defaulted loans outperformed the Index as a whole, posting a 21.6% return during the six-month period. However, we believe that the Fund’s longstanding underweight to riskier loan issuers has benefited its relative performance over the longer-term with less volatility.

•	In terms of industry sectors, relative overweights to the business equipment and services, cable and satellite television and health care industries benefited relative performance. Underweight positions in the electronics, financial intermediaries and utilities industries detracted from performance relative to the Index.

•	While significant economic and business risks continue to exist throughout the world, we believe the loan market should remain relatively stable in the near term. The Fund primarily invests in floating-rate securities, which means that if the Fed should increase rates out of concern about inflation, the Fund’s yield can be expected to rise. The reset of interest payable on floating-rate bank loans also helps to mitigate the effect of rising interest rates on bank loan funds, while fixed-income fund values generally fall in a rising interest rate environment.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By total investments

UPC Broadband Holding B.V.	1.3%
Intelsat Corp.	1.2
Rite Aid Corp.	1.2
Georgia-Pacific Corp.	1.2
Community Health Systems, Inc.	1.2
Aramark Corp.	1.2
SunGard Data Systems, Inc.	1.1
HCA, Inc.	1.0
Charter Communications Operating, Inc.	1.0
Univision Communications, Inc.	1.0

[1]	Top 10 Holdings represented 11.4% of the Portfolio’s total investments as of 4/30/10.
Top Five Industries2
By total investments

Health Care	10.0%
Cable and Satellite Television	7.9
Business Equipment and Services	7.8
Chemicals and Plastics	6.0
Leisure Goods/Activities/Movies	4.9

[2]	As of 4/30/10. Industries are shown as a percentage of the Portfolio’s total investments.
Credit Quality Ratings for Total Loan Investments3
By total loan investments

Baa	2.3%
Ba	41.8
B	34.1
Ca	0.5
Caa	3.7
Defaulted	2.4
Non-Rated	15.2

[3]	Reflects the Portfolio’s total loan investments as of 4/30/10. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

2

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010
FUND PERFORMANCE
Performance1

	Advisers
	Class	Class A	Class B	Class C	Class I
Share Class Symbol	EVFAX	EAFAX	EBFAX	ECFAX	EIFAX

Average Annual Total Returns (at net asset value)
Six Months	10.96%	11.06%	10.86%	10.84%	11.19%
One Year	42.78	43.10	42.51	42.36	43.26
Five Years	N.A.	N.A.	4.37	N.A.	N.A.
10 Years	N.A.	N.A.	4.05	N.A.	N.A.
Life of Fund†	9.26	9.31	5.57	8.80	9.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	10.96%	8.54%	7.86%	9.84%	11.19%
One Year	42.78	39.90	39.51	41.36	43.26
Five Years	N.A.	N.A.	4.37	N.A.	N.A.
10 Years	N.A.	N.A.	4.05	N.A.	N.A.
Life of Fund †	9.26	8.15	5.57	8.80	9.58

†	Inception Dates: – Advisers Class: 3/15/08; Class A: 3/17/08; Class B: 8/4/89; Class C: 3/15/08; Class I: 3/15/08.

1	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. Advisers Class and Class I shares are offered at net asset value. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. Performance for periods prior to 3/15/08 reflects performance of Eaton Vance Prime Rate Reserves. The Fund is the successor to Eaton Vance Prime Rate Reserves.

Total Annual	Advisers
Operating Expenses [2]	Class	Class A	Class B	Class C	Class I

Expense Ratio	2.61%	2.61%	2.96%	3.11%	2.36%

[2]	From the Fund’s prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Floating-Rate Advantage Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Advisers Class	$1,000.00	$1,109.60	$9.57
Class A	$1,000.00	$1,110.60	$9.58
Class B	$1,000.00	$1,108.60	$11.45
Class C	$1,000.00	$1,108.40	$12.18
Class I	$1,000.00	$1,111.90	$8.17

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,015.70	$9.15
Class A	$1,000.00	$1,015.70	$9.15
Class B	$1,000.00	$1,013.90	$10.94
Class C	$1,000.00	$1,013.20	$11.63
Class I	$1,000.00	$1,017.10	$7.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.83% for Advisers Class shares, 1.83% for Class A shares, 2.19% for Class B shares, 2.33% for Class C shares and 1.56% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Senior Debt Portfolio, at value (identified cost, $1,397,143,568)	$1,354,788,881
Receivable for Fund shares sold	4,048,055

Total assets	$1,358,836,936

Liabilities

Payable for Fund shares redeemed	$2,597,364
Distributions payable	1,396,639
Payable to affiliates:
Distribution and service fees	538,272
Administration fee	109,833
Trustees’ fees	42
Accrued expenses	345,020

Total liabilities	$4,987,170

Net Assets	$1,353,849,766

Sources of Net Assets

Paid-in capital	$1,846,228,676
Accumulated net realized loss from Portfolio	(450,588,294)
Accumulated undistributed net investment income	564,071
Net unrealized depreciation from Portfolio	(42,354,687)

Total	$1,353,849,766

Advisers Class Shares

Net Assets	$43,594,731
Shares Outstanding	4,070,586
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.71

Class A Shares

Net Assets	$561,460,073
Shares Outstanding	52,414,734
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.71
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.96

Class B Shares

Net Assets	$115,039,362
Shares Outstanding	10,718,655
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.73

Class C Shares

Net Assets	$586,293,248
Shares Outstanding	54,784,107
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.70

Class I Shares

Net Assets	$47,462,352
Shares Outstanding	4,429,041
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.72

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest allocated from Portfolio (net of foreign taxes, $17,122)	$41,383,205
Expenses allocated from Portfolio	(8,726,226)

Total investment income from Portfolio	$32,656,979

Expenses

Administration fee	$638,598
Distribution and service fees
Advisers Class	44,919
Class A	668,583
Class B	351,128
Class C	2,090,838
Trustees’ fees and expenses	250
Custodian fee	15,290
Transfer and dividend disbursing agent fees	554,103
Legal and accounting services	19,602
Printing and postage	84,513
Registration fees	31,370
Miscellaneous	9,873

Total expenses	$4,509,067

Net investment income	$28,147,912

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(37,913,363)
Foreign currency and forward foreign currency exchange contract transactions	16,765,709

Net realized loss	$(21,147,654)

Change in unrealized appreciation (depreciation) —
Investments	$128,957,401
Foreign currency and forward foreign currency exchange contracts	(1,590,957)

Net change in unrealized appreciation (depreciation)	$127,366,444

Net realized and unrealized gain	$106,218,790

Net increase in net assets from operations	$134,366,702

See notes to financial statements

5

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$28,147,912	$56,355,812
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(21,147,654)	(139,173,601)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	127,366,444	431,917,133

Net increase in net assets from operations	$134,366,702	$349,099,344

Distributions to shareholders —
From net investment income
Advisers Class	$(982,206)	$(1,628,046)
Class A	(14,775,854)	(23,864,460)
Class B	(3,045,939)	(6,295,340)
Class C	(14,208,095)	(23,489,681)
Class I	(897,204)	(824,669)

Total distributions to shareholders	$(33,909,298)	$(56,102,196)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$9,328,345	$14,369,337
Class A	19,436,743	21,758,243
Class B	2,218,829	2,477,558
Class C	26,994,796	21,836,541
Class I	24,171,621	7,819,465
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	908,604	1,361,149
Class A	9,257,687	14,024,682
Class B	2,033,490	3,831,567
Class C	10,547,331	16,768,425
Class I	283,362	349,645
Cost of shares redeemed
Advisers Class	(3,667,935)	(18,417,318)
Class A	(43,038,456)	(104,408,032)
Class B	(14,028,021)	(35,418,922)
Class C	(45,626,462)	(100,839,722)
Class I	(4,238,562)	(1,205,437)
Net asset value of shares exchanged
Class A	5,585,168	29,897,621
Class B	(5,585,168)	(29,897,621)
Redemption fees	8,253	8,137

Net decrease in net assets from Fund share transactions	$(5,410,375)	$(155,684,682)

Net increase in net assets	$95,047,029	$137,312,466

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$1,258,802,737	$1,121,490,271

At end of period	$1,353,849,766	$1,258,802,737

Accumulated undistributed net investment income included in net assets

At end of period	$564,071	$6,325,457

See notes to financial statements

6

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Advisers Class
	Six Months Ended
	April 30, 2010		Year Ended	Period Ended
	(Unaudited)		October 31, 2009	October 31, 2008(1)

Net asset value — Beginning of period	$9.910		$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.236		$0.435	$0.395
Net realized and unrealized gain (loss)	0.845		2.289	(2.405)

Total income (loss) from operations	$1.081		$2.724	$(2.010)

Less Distributions

From net investment income	$(0.281)		$(0.434)	$(0.330)
From net realized gain	—		—	(0.040)

Total distributions	$(0.281)		$(0.434)	$(0.370)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$—

Net asset value — End of period	$10.710		$9.910	$7.620

Total Return(4)	10.96	%(5)	37.38%	(20.84	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,595		$34,173	$27,960
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	1.19	%(8)	1.29%	1.17	%(8)
Interest and fee expense(6)	0.64	%(8)	1.32%	0.96	%(8)
Total expenses(6)	1.83	%(8)	2.61%	2.13	%(8)
Net investment income	4.63	%(8)	5.36%	6.25	%(8)
Portfolio Turnover of the Portfolio	21	%(5)	32%	7	%(9)

(1)	Class commenced operations on March 15, 2008.

(2)	Computed using average shares outstanding.

(3)	Rounds to less than $0.001.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2008.

See notes to financial statements

7

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended
	April 30, 2010		Year Ended	Period Ended
	(Unaudited)		October 31, 2009	October 31, 2008(1)

Net asset value — Beginning of period	$9.910		$7.610	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.237		$0.439	$0.388
Net realized and unrealized gain (loss)	0.844		2.294	(2.408)

Total income (loss) from operations	$1.081		$2.733	$(2.020)

Less Distributions

From net investment income	$(0.281)		$(0.433)	$(0.330)
Tax return of capital	—		—	(0.040)

Total distributions	$(0.281)		$(0.433)	$(0.370)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$—

Net asset value — End of period	$10.710		$9.910	$7.610

Total Return(4)	11.06	%(5)	37.56%	(20.94	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$561,460		$528,054	$444,144
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	1.19	%(8)	1.29%	1.16	%(8)
Interest and fee expense(6)	0.64	%(8)	1.32%	0.97	%(8)
Total expenses(6)	1.83	%(8)	2.61%	2.13	%(8)
Net investment income	4.65	%(8)	5.42%	6.23	%(8)
Portfolio Turnover of the Portfolio	21	%(5)	32%	7	%(9)

(1)	Class commenced operations on March 17, 2008.

(2)	Computed using average shares outstanding.

(3)	Rounds to less than $0.001.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2008.

See notes to financial statements

8

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B(1)
	Six Months Ended		Year Ended October 31,		Period Ended		Year Ended November 30,
	April 30, 2010				October 31,
	(Unaudited)		2009	2008	2007(2)		2006	2005		2004

Net asset value — Beginning of period	$9.930		$7.630	$11.180	$11.500		$11.500	$11.490		$11.240

Income (Loss) From Operations

Net investment income	$0.220	(3)	$0.426 (3)	$0.662 (3)	$0.670	(3)	$0.667 (3)	$0.481	(3)	$0.345
Net realized and unrealized gain (loss)	0.844		2.279	(3.601)	(0.307)		0.008	0.014		0.249

Total income (loss) from operations	$1.064		$2.705	$(2.939)	$0.363		$0.675	$0.495		$0.594

Less Distributions

From net investment income	$(0.264)		$(0.405)	$(0.545)	$(0.683)		$(0.675)	$(0.485)		$(0.344)
Tax return of capital	—		—	(0.066)	—		—	—		—

Total distributions	$(0.264)		$(0.405)	$(0.611)	$(0.683)		$(0.675)	$(0.485)		$(0.344)

Redemption fees(3)	$0.000	(4)	$0.000 (4)	$—	$—		$—	$—		$—

Net asset value — End of period	$10.730		$9.930	$7.630	$11.180		$11.500	$11.500		$11.490

Total Return(5)	10.86	%(6)	36.99%	(27.45)%	3.23	%(6)	6.02%	4.41%		5.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	115,039		$121,236	$151,321	$1,158,834		$1,273,866	$1,428,366		$1,636,855
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.55	%(9)	1.64%	1.51%	1.40	%(9)	1.32%	1.33%		1.31%
Interest and fee expense(7)	0.64	%(9)	1.32%	1.02%	0.70	%(9)	0.01%	0.00	%(10)	0.00	%(10)
Total expenses(7)	2.19	%(9)	2.96%	2.53%	2.10	%(9)	1.33%	1.33%		1.31%
Net investment income	4.31	%(9)	5.34%	6.37%	6.39	%(9)	5.79%	4.18%		3.02%
Portfolio Turnover of the Portfolio	21	%(6)	32%	7%	55	%(6)	51%	65%		87%

(1)	Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization.

(2)	For the eleven months ended October 31, 2007.

(3)	Computed using average shares outstanding.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	Represents less than 0.01%

See notes to financial statements

9

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	April 30, 2010		Year Ended	Period Ended
	(Unaudited)		October 31, 2009	October 31, 2008(1)

Net asset value — Beginning of period	$9.900		$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.211		$0.399	$0.362
Net realized and unrealized gain (loss)	0.848		2.280	(2.400)

Total income (loss) from operations	$1.059		$2.679	$(2.038)

Less Distributions

From net investment income	$(0.259)		$(0.399)	$(0.305)
Tax return of capital	—		—	(0.037)

Total distributions	$(0.259)		$(0.399)	$(0.342)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$—

Net asset value — End of period	$10.700		$9.900	$7.620

Total Return(4)	10.84	%(5)	36.67%	(21.06	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$586,293		$550,652	$484,551
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	1.69	%(8)	1.79%	1.68	%(8)
Interest and fee expense(6)	0.64	%(8)	1.32%	0.96	%(8)
Total expenses(6)	2.33	%(8)	3.11%	2.64	%(8)
Net investment income	4.15	%(8)	4.95%	5.74	%(8)
Portfolio Turnover of the Portfolio	21	%(5)	32%	7	%(9)

(1)	Class commenced operations on March 15, 2008.

(2)	Computed using average shares outstanding.

(3)	Rounds to less than $0.001.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2008.

See notes to financial statements

10

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	April 30, 2010		Year Ended	Period Ended
	(Unaudited)		October 31, 2009	October 31, 2008(1)

Net asset value — Beginning of period	$9.910		$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.247		$0.461	$0.412
Net realized and unrealized gain (loss)	0.856		2.282	(2.407)

Total income (loss) from operations	$1.103		$2.743	$(1.995)

Less Distributions

From net investment income	$(0.293)		$(0.453)	$(0.344)
Tax return of capital	—		—	(0.041)

Total distributions	$(0.293)		$(0.453)	$(0.385)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$—

Net asset value — End of period	$10.720		$9.910	$7.620

Total Return(4)	11.19	%(5)	37.70%	(20.71	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,462		$24,688	$13,515
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	0.92	%(8)	1.04%	0.92	%(8)
Interest and fee expense(6)	0.64	%(8)	1.32%	0.96	%(8)
Total expenses(6)	1.56	%(8)	2.36%	1.88	%(8)
Net investment income	4.85	%(8)	5.65%	6.51	%(8)
Portfolio Turnover of the Portfolio	21	%(5)	32%	7	%(9)

(1)	Class commenced operations on March 15, 2008.

(2)	Computed using average shares outstanding.

(3)	Rounds to less than $0.001.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2008.

See notes to financial statements

11

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $432,480,210 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($154,919,765), October 31, 2011 ($86,475,719), October 31, 2012 ($774,702), October 31, 2013 ($704,819), October 31, 2015 ($14,497,995), October 31, 2016 ($124,648,581) and October 31, 2017 ($50,458,629).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s and Predecessor Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail,

12

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $638,598. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $30,362 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,792 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Adviser/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Advisers/Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $44,919 for Advisers Class shares and $668,583 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts

13

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $234,085 and $1,672,670 for Class B and Class C shares, respectively, representing 0.40% (annualized) and 0.60% (annualized) of the average daily net assets of Class B and Class C shares, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $117,043 and $418,168 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $9,000, $38,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $18,776,833 and $66,391,717, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Advisers Class	(Unaudited)	October 31, 2009

Sales	893,108	1,907,661
Issued to shareholders electing to receive payments of distributions in Fund shares	88,462	172,765
Redemptions	(359,980)	(2,301,200)

Net increase (decrease)	621,590	(220,774)

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	1,866,886	2,726,527
Issued to shareholders electing to receive payments of distributions in Fund shares	902,289	1,774,842
Redemptions	(4,186,856)	(13,344,727)
Exchange from Class B shares	542,649	3,802,947

Net decrease	(875,032)	(5,040,411)

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	214,722	313,698
Issued to shareholders electing to receive payments of distributions in Fund shares	198,027	493,338
Redemptions	(1,361,313)	(4,620,022)
Exchange to Class A shares	(544,223)	(3,813,237)

Net decrease	(1,492,787)	(7,626,223)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	2,604,289	2,785,138
Issued to shareholders electing to receive payments of distributions in Fund shares	1,029,213	2,138,813
Redemptions	(4,451,891)	(12,947,770)

Net decrease	(818,389)	(8,023,819)

14

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	2,323,973	823,912
Issued to shareholders electing to receive payments of distributions in Fund shares	27,472	44,200
Redemptions	(412,605)	(151,250)

Net increase	1,938,840	716,862

For the six months ended April 30, 2010 and year ended October 31, 2009, the Fund received $8,253 and $8,137, respectively, in redemption fees.

15

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 121.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.3%

Booz Allen Hamilton, Inc.
	1,147	Term Loan, 6.00%, Maturing July 31, 2015	$1,152,000

DAE Aviation Holdings, Inc.
	1,540	Term Loan, 4.09%, Maturing July 31, 2014	1,475,861
	1,582	Term Loan, 4.09%, Maturing July 31, 2014	1,516,321
Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 15, 2016	1,470,663
Evergreen International Aviation
	4,439	Term Loan, 10.50%, Maturing October 31, 2011(2)	4,172,928
Hawker Beechcraft Acquisition
	4,452	Term Loan, 2.28%, Maturing March 26, 2014	3,833,962
	242	Term Loan, 2.29%, Maturing March 26, 2014	208,211
Hexcel Corp.
	1,149	Term Loan, 6.50%, Maturing May 21, 2014	1,157,726
IAP Worldwide Services, Inc.
	547	Term Loan, 9.25%, Maturing December 30, 2012(2)	521,962
International Lease Finance Co.
	2,000	Term Loan, 6.75%, Maturing March 15, 2015	2,041,500
Spirit AeroSystems, Inc.
	2,641	Term Loan, 2.05%, Maturing December 31, 2011	2,615,552
TransDigm, Inc.
	4,000	Term Loan, 2.28%, Maturing June 23, 2013	3,948,332
Vought Aircraft Industries, Inc.
	1,481	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	1,437,037
	667	Term Loan, 7.50%, Maturing December 17, 2011	668,750
	1,080	Term Loan, 7.50%, Maturing December 17, 2011	1,083,886
	428	Term Loan, 7.50%, Maturing December 22, 2011	429,464
Wesco Aircraft Hardware Corp.
	1,913	Term Loan, 2.53%, Maturing September 29, 2013	1,883,126
	1,000	Term Loan - Second Lien, 6.03%, Maturing September 29, 2014	973,750

			$30,591,031

Air Transport — 0.2%

Delta Air Lines, Inc.
	2,820	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	$2,645,606

			$2,645,606

Automotive — 5.0%

Accuride Corp.
	5,855	Term Loan, 9.75%, Maturing June 30, 2013	$5,886,719
Adesa, Inc.
	7,880	Term Loan, 3.03%, Maturing October 18, 2013	7,745,249
Allison Transmission, Inc.
	854	Term Loan, 3.01%, Maturing August 7, 2014	818,775
Dayco Products, LLC
	500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
	1,084	Term Loan, 10.50%, Maturing November 13, 2014	1,083,824
	160	Term Loan, 12.50%, Maturing November 13, 2014(2)	147,549
Federal-Mogul Corp.
	9,126	Term Loan, 2.19%, Maturing December 27, 2014	8,365,421
	5,586	Term Loan, 2.20%, Maturing December 27, 2015	5,120,160
Financiere Truck (Investissement)
EUR	561	Term Loan, 3.22%, Maturing February 15, 2012	472,426
Ford Motor Co.
	2,494	Term Loan, 3.26%, Maturing December 16, 2013	2,404,227
	8,303	Term Loan, 3.28%, Maturing December 16, 2013	8,031,792
Fraikin, Ltd.
GBP	690	Term Loan, 0.79%, Maturing February 15, 2012(3)	668,045
GBP	306	Term Loan, 3.00%, Maturing February 15, 2012	296,157
Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	12,740,723
HHI Holdings, LLC
	1,000	Term Loan, 10.50%, Maturing March 30, 2015	1,016,563
Keystone Automotive Operations, Inc.
	4,426	Term Loan, 3.78%, Maturing January 12, 2012	3,873,153
Locafroid Services S.A.S.
EUR	132	Term Loan, 3.22%, Maturing February 15, 2012	110,784
Tenneco Automotive, Inc.
	3,125	Term Loan, 5.25%, Maturing March 17, 2014	3,136,719
TriMas Corp.
	375	Term Loan, 6.00%, Maturing August 2, 2011	369,375
	1,568	Term Loan, 6.00%, Maturing December 15, 2015	1,544,603
United Components, Inc.
	2,521	Term Loan, 2.25%, Maturing June 30, 2010	2,464,261

			$67,776,525

Beverage and Tobacco — 0.2%

Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.15%, Maturing May 31, 2013	$953,762

See notes to financial statements

16

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco (continued)

Van Houtte, Inc.
	233	Term Loan, 2.79%, Maturing July 11, 2014	$225,341
	1,708	Term Loan, 2.79%, Maturing July 11, 2014	1,652,499

			$2,831,602

Building and Development — 2.9%

401 North Wabash Venture, LLC
	1,896	Term Loan, 0.00%, Maturing May 7, 2009(4)	$1,440,651
AIMCO Properties, L.P.
	787	Term Loan, 1.76%, Maturing March 23, 2011	783,562
Beacon Sales Acquisition, Inc.
	1,850	Term Loan, 2.28%, Maturing September 30, 2013	1,822,554
Brickman Group Holdings, Inc.
	2,402	Term Loan, 2.29%, Maturing January 23, 2014	2,354,089
Epco/Fantome, LLC
	4,284	Term Loan, 2.89%, Maturing November 23, 2010	4,112,640
Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.53%, Maturing December 1, 2010(3)	636,172
	6,106	Term Loan, 5.11%, Maturing December 1, 2010	6,014,539
Lafarge Roofing
	1,100	Term Loan, 3.25%, Maturing July 16, 2014(2)	843,074
EUR	362	Term Loan, 5.00%, Maturing April 16, 2015(2)	366,595
Materis
EUR	819	Term Loan, 3.03%, Maturing April 27, 2014	916,611
EUR	872	Term Loan, 3.16%, Maturing April 27, 2015	975,998
Mueller Water Products, Inc.
	1,820	Term Loan, 5.33%, Maturing May 23, 2014	1,826,957
NCI Building Systems, Inc.
	1,114	Term Loan, 8.00%, Maturing June 18, 2010	1,100,465
Panolam Industries Holdings, Inc.
	3,805	Term Loan, 8.25%, Maturing December 31, 2013	3,557,981
Re/Max International, Inc.
	4,450	Term Loan, 5.50%, Maturing April 16, 2016	4,461,125
Realogy Corp.
	2,556	Term Loan, 3.29%, Maturing October 10, 2013	2,322,899
	414	Term Loan, 3.38%, Maturing October 10, 2013	376,016
South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,036,125
WCI Communities, Inc.
	1,349	Term Loan, 10.00%, Maturing September 3, 2014(2)	1,308,415
	1,668	Term Loan, 10.07%, Maturing September 3, 2014	1,665,486

			$38,921,954

Business Equipment and Services — 10.0%

Activant Solutions, Inc.
	2,008	Term Loan, 2.31%, Maturing May 1, 2013	$1,924,821
Advantage Sales & Marketing, Inc.
	6,780	Term Loan, 2.26%, Maturing March 29, 2013	6,779,863
	2,825	Term Loan, Maturing April 7, 2016(5)	2,810,875
Affinion Group, Inc.
	8,750	Term Loan, 5.00%, Maturing October 8, 2016	8,706,250
Allied Barton Security Services
	1,425	Term Loan, 6.75%, Maturing February 21, 2015	1,438,230
Dealer Computer Services, Inc.
	4,375	Term Loan, Maturing April 16, 2017(5)	4,375,000
Education Management, LLC
	5,616	Term Loan, 2.06%, Maturing June 1, 2013	5,505,324
First American Corp.
	2,175	Term Loan, 4.75%, Maturing April 9, 2016	2,190,634
Info USA, Inc.
	797	Term Loan, 2.05%, Maturing February 14, 2012	794,800
Intergraph Corp.
	837	Term Loan, 4.50%, Maturing May 29, 2014	835,544
	1,375	Term Loan, 6.00%, Maturing May 29, 2014	1,382,448
	2,000	Term Loan - Second Lien, 6.25%, Maturing November 29, 2014	2,010,000
iPayment, Inc.
	3,500	Term Loan, 2.28%, Maturing May 10, 2013	3,358,626
Kronos, Inc.
	2,475	Term Loan, 2.29%, Maturing June 11, 2014	2,388,944
Language Line, Inc.
	4,713	Term Loan, 5.50%, Maturing October 30, 2015	4,740,680
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	852,500
NE Customer Service
	4,125	Term Loan, 6.00%, Maturing March 5, 2016	4,114,259
Protection One, Inc.
	434	Term Loan, 2.53%, Maturing March 31, 2012	434,764
	2,458	Term Loan, 6.25%, Maturing March 31, 2014	2,463,980
Quantum Corp.
	663	Term Loan, 3.79%, Maturing July 12, 2014	645,873
Quintiles Transnational Corp.
	4,572	Term Loan, 2.30%, Maturing March 31, 2013	4,499,459
RiskMetrics Group Holdings, LLC
	2,497	Term Loan, 2.29%, Maturing January 11, 2014	2,489,264
Sabre, Inc.
	12,767	Term Loan, 2.30%, Maturing September 30, 2014	12,164,477
Safenet, Inc.
	2,992	Term Loan, 2.76%, Maturing April 12, 2014	2,891,317

See notes to financial statements

17

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Serena Software, Inc.
	2,708	Term Loan, 2.25%, Maturing March 10, 2013	$2,624,233
Sitel (Client Logic)
	3,293	Term Loan, 5.79%, Maturing January 29, 2014	3,259,916
Solera Holdings, LLC
	2,568	Term Loan, 2.06%, Maturing May 15, 2014	2,530,968
SunGard Data Systems, Inc.
	611	Term Loan, 2.00%, Maturing February 28, 2014	591,702
	1,675	Term Loan, 6.75%, Maturing February 28, 2014	1,683,919
	17,251	Term Loan, 3.88%, Maturing February 28, 2016	17,181,252
Ticketmaster
	1,886	Term Loan, 7.00%, Maturing July 22, 2014	1,905,162
Transaction Network Service, Inc.
	954	Term Loan, 6.00%, Maturing November 18, 2015	962,192
Travelport, LLC
	2,741	Term Loan, 2.79%, Maturing August 23, 2013	2,668,420
	3,890	Term Loan, 2.79%, Maturing August 23, 2013	3,794,209
	7,073	Term Loan, 2.79%, Maturing August 23, 2013	6,885,730
EUR	1,053	Term Loan, 3.14%, Maturing August 23, 2013	1,361,007
Valassis Communications, Inc.
	1,313	Term Loan, 2.25%, Maturing March 2, 2014	1,305,834
West Corp.
	3,640	Term Loan, 2.64%, Maturing October 24, 2013	3,557,736
	5,287	Term Loan, 4.14%, Maturing July 15, 2016	5,270,502

			$135,380,714

Cable and Satellite Television — 9.8%

Atlantic Broadband Finance, LLC
	5,148	Term Loan, 6.75%, Maturing June 8, 2013	$5,171,713
	191	Term Loan, 2.55%, Maturing September 1, 2013	189,608
Bresnan Broadband Holdings, LLC
	2,970	Term Loan, 2.26%, Maturing March 29, 2014	2,936,588
	1,433	Term Loan, 2.31%, Maturing March 29, 2014	1,416,414
Cequel Communications, LLC
	12,914	Term Loan, 2.29%, Maturing November 5, 2013	12,704,449
	3,000	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	3,012,000
Charter Communications Operating, Inc.
	18,437	Term Loan, 2.30%, Maturing March 6, 2014	17,528,157
CSC Holdings, Inc.
	9,216	Term Loan, 2.00%, Maturing March 29, 2016	9,197,070
DirectTV Holdings, LLC
	1,677	Term Loan, 1.77%, Maturing April 13, 2013	1,679,801
Foxco Acquisition Sub., LLC
	2,294	Term Loan, 7.50%, Maturing July 14, 2015	2,285,520
Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.27%, Maturing April 6, 2014	7,675,241
Kabel Deutschland Gmbh
EUR	2,000	Term Loan, 3.66%, Maturing March 31, 2014	2,626,285
MCC Iowa, LLC
	1,901	Term Loan, 2.01%, Maturing January 31, 2015	1,833,312
Mediacom Broadband, LLC
	3,375	Term Loan, Maturing October 20, 2017(5)	3,377,531
Mediacom Illinois, LLC
	5,830	Term Loan, 2.01%, Maturing January 31, 2015	5,606,978
Mediacom, LLC
	1,925	Term Loan, 4.50%, Maturing October 20, 2017	1,926,806
ProSiebenSat.1 Media AG
EUR	2,909	Term Loan, 2.41%, Maturing June 26, 2014	3,474,938
EUR	1,685	Term Loan, 2.41%, Maturing July 2, 2014	2,012,564
EUR	1,072	Term Loan, 3.34%, Maturing March 2, 2015	1,149,020
EUR	263	Term Loan, 2.54%, Maturing June 26, 2015	321,177
EUR	6,272	Term Loan, 2.54%, Maturing June 26, 2015	7,660,120
EUR	1,072	Term Loan, 3.59%, Maturing March 2, 2016	1,149,020
San Juan Cable, LLC
	958	Term Loan, 2.05%, Maturing October 31, 2012	918,839
UPC Broadband Holding B.V.
	1,593	Term Loan, 2.18%, Maturing December 31, 2014	1,554,953
	1,864	Term Loan, 3.93%, Maturing December 31, 2016	1,844,084
EUR	9,221	Term Loan, 4.15%, Maturing December 31, 2016	11,719,979
EUR	5,930	Term Loan, 4.99%, Maturing December 31, 2017	7,617,503
Virgin Media Investment Holding
GBP	2,000	Term Loan, Maturing June 30, 2015(5)	3,034,761
GBP	3,500	Term Loan, 4.41%, Maturing December 31, 2015	5,320,273
YPSO Holding SA
EUR	961	Term Loan, 4.16%, Maturing July 28, 2014(2)	1,087,100
EUR	1,568	Term Loan, 4.16%, Maturing July 28, 2014(2)	1,773,690
EUR	2,491	Term Loan, 4.16%, Maturing July 28, 2014(2)	2,816,926

			$132,622,420

Chemicals and Plastics — 7.6%

Arizona Chemical, Inc.
	837	Term Loan, 2.25%, Maturing February 28, 2013	$827,028
Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 4.03%, Maturing December 23, 2013	3,545,606
	521	Term Loan, 4.07%, Maturing December 23, 2013	522,627
EUR	2,071	Term Loan, 4.58%, Maturing December 23, 2013	2,755,212
EUR	377	Term Loan, 4.89%, Maturing December 23, 2014	501,533
EUR	486	Term Loan, 4.97%, Maturing December 23, 2014	646,474
	1,000	Term Loan - Second Lien, 6.47%, Maturing December 23, 2015	1,003,500

See notes to financial statements

18

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

British Vita UK, Ltd.
EUR	969	Term Loan, 5.76%, Maturing June 30, 2014(2)	$1,257,497
Celanese Holdings, LLC
	2,500	Term Loan, 2.00%, Maturing April 2, 2014	2,451,562
	9,088	Term Loan, 2.04%, Maturing April 2, 2014	8,922,600
Chemtura Corp.
	1,600	DIP Loan, 6.00%, Maturing March 22, 2011	1,612,000
Cognis GmbH
EUR	615	Term Loan, 2.65%, Maturing September 15, 2013	804,304
EUR	2,510	Term Loan, 2.65%, Maturing September 15, 2013	3,280,993
Columbian Chemicals Acquisition
	424	Term Loan, 6.31%, Maturing March 16, 2013	409,426
Ferro Corp.
	4,442	Term Loan, 6.29%, Maturing June 6, 2012	4,431,026
Hexion Specialty Chemicals, Inc.
	1,366	Term Loan, 4.06%, Maturing May 5, 2015	1,318,470
	3,083	Term Loan, 4.06%, Maturing May 5, 2015	2,976,526
	3,890	Term Loan, 4.06%, Maturing May 5, 2015	3,695,500
EUR	733	Term Loan, 4.39%, Maturing May 5, 2015	892,889
Huntsman International, LLC
	5,143	Term Loan, 2.06%, Maturing August 16, 2012	4,962,513
INEOS Group
EUR	2,542	Term Loan, 4.90%, Maturing December 14, 2011	3,378,386
EUR	306	Term Loan, 5.40%, Maturing December 14, 2011	406,237
EUR	2,648	Term Loan, 5.40%, Maturing December 14, 2011	3,519,838
EUR	412	Term Loan, 9.75%, Maturing December 14, 2011	547,689
	1,425	Term Loan, 7.00%, Maturing December 14, 2012	1,445,976
	2,525	Term Loan, 9.50%, Maturing December 14, 2013	2,526,229
	2,459	Term Loan, 8.00%, Maturing December 14, 2014	2,459,482
EUR	1,000	Term Loan - Second Lien, 6.40%, Maturing December 14, 2012	1,322,795
ISP Chemco, Inc.
	6,601	Term Loan, 2.06%, Maturing June 4, 2014	6,441,217
Kraton Polymers, LLC
	3,741	Term Loan, 2.31%, Maturing May 12, 2013	3,609,434
Lyondell Chemical Co.
	1,550	Term Loan, 5.50%, Maturing March 14, 2016	1,557,462
MacDermid, Inc.
EUR	1,035	Term Loan, 2.62%, Maturing April 12, 2014	1,260,729
Millenium Inorganic Chemicals
	3,907	Term Loan, 2.54%, Maturing April 30, 2014	3,687,274
Momentive Performance Material
	4,690	Term Loan, 2.56%, Maturing December 4, 2013	4,457,522
Nalco Co.
	1,315	Term Loan, 6.50%, Maturing May 6, 2016	1,327,940
	998	Term Loan, 2.02%, Maturing May 13, 2016	994,004
Rockwood Specialties Group, Inc.
	7,717	Term Loan, 6.00%, Maturing May 15, 2014	7,783,345
Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.01%, Maturing November 16, 2015	254,000
EUR	824	Term Loan, 5.01%, Maturing November 16, 2015	724,202
EUR	887	Term Loan, 5.01%, Maturing November 16, 2015	779,312
Solutia, Inc.
	1,750	Revolving Loan, 0.79%, Maturing March 12, 2015(3)	1,627,500
	6,225	Term Loan, 4.75%, Maturing March 12, 2017	6,276,226

			$103,204,085

Clothing / Textiles — 0.2%

Hanesbrands, Inc.
	2,349	Term Loan, 5.25%, Maturing December 10, 2015	$2,378,544

			$2,378,544

Conglomerates — 2.6%

Aquilex Holdings, LLC
	1,000	Term Loan, 6.25%, Maturing March 26, 2016	$1,007,500
Doncasters (Dunde HoldCo 4 Ltd.)
	1,307	Term Loan, 4.27%, Maturing July 13, 2015	1,165,358
GBP	581	Term Loan, 4.56%, Maturing July 13, 2015	796,115
	1,307	Term Loan, 4.77%, Maturing July 13, 2015	1,165,358
GBP	581	Term Loan, 5.06%, Maturing July 13, 2015	796,114
Gentek Holding, LLC
	823	Term Loan, 7.00%, Maturing October 29, 2014	828,853
Jarden Corp.
	643	Term Loan, 2.04%, Maturing January 24, 2012	640,621
	2,724	Term Loan, 2.04%, Maturing January 24, 2012	2,716,495
	986	Term Loan, 2.79%, Maturing January 24, 2012	986,421
Johnson Diversey, Inc.
	1,945	Term Loan, 5.50%, Maturing November 24, 2015	1,962,145
Manitowoc Company, Inc. (The)
	4,036	Term Loan, 7.50%, Maturing November 6, 2014	4,051,568
Polymer Group, Inc.
	5,374	Term Loan, 7.00%, Maturing November 22, 2014	5,421,403
RBS Global, Inc.
	1,062	Term Loan, 2.56%, Maturing July 19, 2013	1,026,152
	4,878	Term Loan, 2.81%, Maturing July 19, 2013	4,774,214
RGIS Holdings, LLC
	252	Term Loan, 2.79%, Maturing April 30, 2014	239,528
	5,049	Term Loan, 2.79%, Maturing April 30, 2014	4,790,558
US Investigations Services, Inc.
	1,950	Term Loan, 3.27%, Maturing February 21, 2015	1,823,133

See notes to financial statements

19

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

Vertrue, Inc.
	978	Term Loan, 3.30%, Maturing August 16, 2014	$834,054

			$35,025,590

Containers and Glass Products — 3.9%

Berry Plastics Corp.
	6,057	Term Loan, 2.26%, Maturing April 3, 2015	$5,674,428
Consolidated Container Co.
	833	Term Loan, 2.50%, Maturing March 28, 2014	788,952
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,353,750
Crown Americas, Inc.
	1,320	Term Loan, 2.00%, Maturing November 15, 2012	1,307,350
EUR	960	Term Loan, 2.15%, Maturing November 15, 2012	1,246,237
Graham Packaging Holdings Co.
	3,559	Term Loan, 2.50%, Maturing October 7, 2011	3,540,557
	6,889	Term Loan, 6.75%, Maturing April 5, 2014	6,955,830
Graphic Packaging International, Inc.
	5,474	Term Loan, 2.30%, Maturing May 16, 2014	5,400,868
	1,754	Term Loan, 3.04%, Maturing May 16, 2014	1,748,727
JSG Acquisitions
EUR	1,528	Term Loan, 3.93%, Maturing December 31, 2014	2,030,162
EUR	1,511	Term Loan, 4.08%, Maturing December 31, 2014	2,006,951
OI European Group B.V.
EUR	3,790	Term Loan, 1.90%, Maturing June 14, 2013	4,913,732
Owens-Brockway Glass Container
	4,738	Term Loan, 1.75%, Maturing June 14, 2013	4,699,600
Reynolds Group Holdings, Inc.
	2,286	Term Loan, 6.25%, Maturing November 5, 2015	2,300,482
Smurfit-Stone Container Corp.
	3,569	Revolving Loan, 2.90%, Maturing July 28, 2010	3,586,803
	1,187	Revolving Loan, 3.05%, Maturing July 28, 2010	1,192,487
	466	Term Loan, 2.50%, Maturing November 1, 2011	464,523
	817	Term Loan, 2.50%, Maturing November 1, 2011	813,097
	1,540	Term Loan, 2.50%, Maturing November 1, 2011	1,536,407
	718	Term Loan, 4.50%, Maturing November 1, 2011	714,480

			$52,275,423

Cosmetics / Toiletries — 0.7%

Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, Maturing July 5, 2015(5)	$1,436,609
EUR	2,000	Term Loan, Maturing July 5, 2015(5)	2,527,536
American Safety Razor Co.
	1,000	Term Loan - Second Lien, 10.50%, Maturing July 31, 2014	591,667
Bausch & Lomb, Inc.
	606	Term Loan, 3.54%, Maturing April 30, 2015	594,034
	2,497	Term Loan, 3.54%, Maturing April 30, 2015	2,449,410
Prestige Brands, Inc.
	2,000	Term Loan, 4.75%, Maturing March 17, 2016	2,020,000

			$9,619,256

Drugs — 0.8%

Graceway Pharmaceuticals, LLC
	5,069	Term Loan, 3.02%, Maturing May 3, 2012	$4,325,663
	1,000	Term Loan - Second Lien, 6.77%, Maturing May 3, 2013	572,500
Pharmaceutical Holdings Corp.
	610	Term Loan, 3.53%, Maturing January 30, 2012	600,602
Warner Chilcott Corp.
	1,704	Term Loan, 5.50%, Maturing October 30, 2014	1,708,154
	784	Term Loan, 5.75%, Maturing April 30, 2015	786,475
	1,297	Term Loan, 5.75%, Maturing April 30, 2015	1,300,259
	1,306	Term Loan, 5.75%, Maturing April 30, 2015	1,309,624

			$10,603,277

Ecological Services and Equipment — 1.3%

Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.66%, Maturing April 1, 2015	$2,526,426
Environmental Systems Products Holdings, Inc.
	191	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	185,978
Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	11,688,633
Sensus Metering Systems, Inc.
	2,982	Term Loan, 7.00%, Maturing June 3, 2013	2,985,400

			$17,386,437

Electronics / Electrical — 4.1%

Aspect Software, Inc.
	3,270	Term Loan, 3.31%, Maturing July 11, 2011	$3,257,330
Christie/Aix, Inc.
	1,775	Term Loan, Maturing April 22, 2016(5)	1,779,437
FCI International S.A.S.
	497	Term Loan, 3.67%, Maturing November 1, 2013	471,733
	516	Term Loan, 3.67%, Maturing November 1, 2013	489,999
	516	Term Loan, 3.67%, Maturing November 1, 2013	489,999
	497	Term Loan, 3.67%, Maturing November 1, 2013	471,733

See notes to financial statements

20

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

Freescale Semiconductor, Inc.
	4,452	Term Loan, 4.50%, Maturing December 1, 2016	$4,286,253
Infor Enterprise Solutions Holdings
	7,832	Term Loan, 6.03%, Maturing December 1, 2013	7,606,504
	500	Term Loan, 5.77%, Maturing March 2, 2014	415,000
EUR	1,935	Term Loan, 5.37%, Maturing July 28, 2015	2,447,538
	4,086	Term Loan, 6.03%, Maturing July 28, 2015	3,963,503
Network Solutions, LLC
	1,819	Term Loan, 2.55%, Maturing March 7, 2014	1,739,869
Open Solutions, Inc.
	5,409	Term Loan, 2.45%, Maturing January 23, 2014	4,888,138
Sensata Technologies Finance Co.
	7,559	Term Loan, 2.08%, Maturing April 27, 2013	7,311,432
Spansion, LLC
	2,000	Term Loan, 7.75%, Maturing January 8, 2015	2,027,500
Spectrum Brands, Inc.
	440	Term Loan, 8.00%, Maturing March 30, 2013	439,678
	8,505	Term Loan, 8.00%, Maturing March 30, 2013	8,507,148
VeriFone, Inc.
	224	Term Loan, 3.03%, Maturing October 31, 2013	220,394
Vertafore, Inc.
	4,791	Term Loan, 5.50%, Maturing July 31, 2014	4,659,627

			$55,472,815

Equipment Leasing — 0.7%

AWAS Capital, Inc.
	4,213	Term Loan, 2.06%, Maturing March 22, 2013	$3,974,088
Hertz Corp.
	4,256	Term Loan, 2.01%, Maturing December 21, 2012	4,209,906
	785	Term Loan, 2.02%, Maturing December 21, 2012	776,634

			$8,960,628

Farming / Agriculture — 0.5%

CF Industries, Inc.
	5,550	Term Loan, 5.75%, Maturing April 16, 2015	$5,593,013
Wm. Bolthouse Farms, Inc.
	1,700	Term Loan, 5.50%, Maturing January 25, 2016	1,713,282

			$7,306,295

Financial Intermediaries — 2.2%

Citco III, Ltd.
	5,425	Term Loan, 4.43%, Maturing June 30, 2014	$5,262,684
E.A. Viner International Co.
	128	Term Loan, 4.80%, Maturing July 31, 2013	122,893
First Data Corp.
	995	Term Loan, 3.01%, Maturing September 24, 2014	896,960
	995	Term Loan, 3.03%, Maturing September 24, 2014	895,518
	3,985	Term Loan, 3.03%, Maturing September 24, 2014	3,587,707
Grosvenor Capital Management
	1,358	Term Loan, 2.25%, Maturing December 5, 2013	1,248,961
Jupiter Asset Management Group
GBP	1,321	Term Loan, 2.71%, Maturing June 30, 2015	1,930,361
LPL Holdings, Inc.
	11,548	Term Loan, 2.04%, Maturing December 18, 2014	11,266,348
Nuveen Investments, Inc.
	3,262	Term Loan, 3.32%, Maturing November 2, 2014	2,991,571
Oxford Acquisition III, Ltd.
	1,262	Term Loan, 2.31%, Maturing May 24, 2014	1,176,680
RJO Holdings Corp. (RJ O’Brien)
	1,460	Term Loan, 5.26%, Maturing July 31, 2014(2)	987,644

			$30,367,327

Food Products — 2.3%

American Seafoods Group, LLC
	306	Term Loan, 4.02%, Maturing September 30, 2012	$305,153
B&G Foods, Inc.
	1,130	Term Loan, 2.26%, Maturing February 23, 2013	1,129,963
BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.67%, Maturing December 31, 2013	2,207,863
Dean Foods Co.
	8,952	Term Loan, 1.68%, Maturing April 2, 2014	8,778,964
Dole Food Company, Inc.
	312	Term Loan, 7.99%, Maturing April 12, 2013	316,016
	2,455	Term Loan, 5.01%, Maturing March 2, 2017	2,483,984
	988	Term Loan, 5.04%, Maturing March 2, 2017	1,000,094
Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.85%, Maturing April 2, 2013(3)	2,745,000
	10,268	Term Loan, 3.00%, Maturing April 2, 2014	10,021,340
	2,425	Term Loan, 7.50%, Maturing April 2, 2014	2,447,356

			$31,435,733

Food Service — 3.5%

AFC Enterprises, Inc.
	708	Term Loan, 7.00%, Maturing May 11, 2011	$714,993
Aramark Corp.
	6,836	Term Loan, 2.17%, Maturing January 27, 2014	6,727,617
	441	Term Loan, 2.17%, Maturing January 27, 2014	434,353
	12,089	Term Loan, 3.54%, Maturing July 26, 2016	12,035,691
	795	Term Loan, 3.54%, Maturing July 26, 2016	791,527

See notes to financial statements

21

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

Buffets, Inc.
	303	Term Loan, 7.44%, Maturing November 1, 2013	$295,515
	2,950	Term Loan, Maturing April 21, 2015(5)	2,915,892
	23	Term Loan, 7.39%, Maturing April 22, 2015	22,278
CBRL Group, Inc.
	3,581	Term Loan, 1.75%, Maturing April 27, 2013	3,562,024
	2,165	Term Loan, 2.75%, Maturing April 27, 2016	2,164,545
JRD Holdings, Inc.
	2,002	Term Loan, 2.51%, Maturing June 26, 2014	1,962,961
Maine Beverage Co., LLC
	1,112	Term Loan, 2.04%, Maturing June 30, 2010	1,050,469
NPC International, Inc.
	1,620	Term Loan, 2.05%, Maturing May 3, 2013	1,575,404
OSI Restaurant Partners, LLC
	511	Term Loan, 2.54%, Maturing May 9, 2013	464,647
	5,527	Term Loan, 2.63%, Maturing May 9, 2014	5,021,183
QCE Finance, LLC
	3,879	Term Loan, 5.06%, Maturing May 5, 2013	3,571,066
Sagittarius Restaurants, LLC
	1,111	Term Loan, 9.50%, Maturing March 29, 2013	1,114,018
Selecta
GBP	2,500	Term Loan, 3.22%, Maturing June 28, 2015	3,283,233

			$47,707,416

Food / Drug Retailers — 3.3%

General Nutrition Centers, Inc.
	8,135	Term Loan, 2.54%, Maturing September 16, 2013	$7,923,171
Pantry, Inc. (The)
	733	Term Loan, 2.03%, Maturing May 15, 2014	706,537
	2,547	Term Loan, 2.03%, Maturing May 15, 2014	2,453,954
Rite Aid Corp.
	17,017	Term Loan, 2.01%, Maturing June 1, 2014	15,792,794
	2,438	Term Loan, 6.00%, Maturing June 4, 2014	2,412,626
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,614,582
Roundy’s Supermarkets, Inc.
	10,713	Term Loan, 5.83%, Maturing November 3, 2013	10,813,614
	2,000	Term Loan - Second Lien, Maturing April 14, 2016(5)	2,037,500

			$44,754,778

Forest Products — 1.5%

Georgia-Pacific Corp.
	9,711	Term Loan, 2.33%, Maturing December 20, 2012	$9,668,115
	7,465	Term Loan, 2.27%, Maturing December 24, 2012	7,431,887
	3,186	Term Loan, 3.53%, Maturing December 23, 2014	3,197,441

			$20,297,443

Health Care — 12.8%

Alliance Healthcare Services
	3,815	Term Loan, 5.50%, Maturing June 1, 2016	$3,818,616
American Medical Systems
	982	Term Loan, 2.50%, Maturing July 20, 2012	967,124
AMR Holdco, Inc.
	1,000	Term Loan, 3.25%, Maturing April 8, 2015	1,005,313
Ardent Medical Services, Inc.
	2,700	Term Loan, 6.50%, Maturing September 9, 2015	2,672,325
Aveta, Inc.
	2,950	Term Loan, 7.50%, Maturing April 14, 2015	2,905,750
Biomet, Inc.
	8,338	Term Loan, 3.28%, Maturing December 26, 2014	8,235,751
EUR	1,043	Term Loan, 3.50%, Maturing December 26, 2014	1,362,356
Cardinal Health 409, Inc.
	5,908	Term Loan, 2.51%, Maturing January 30, 2012	5,634,695
Carestream Health, Inc.
	6,105	Term Loan, 2.27%, Maturing April 30, 2013	5,953,148
Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.77%, Maturing March 23, 2015	3,117,999
Community Health Systems, Inc.
	1,009	Term Loan, 2.50%, Maturing July 25, 2014	981,734
	19,688	Term Loan, 2.50%, Maturing July 25, 2014	19,164,760
Concentra, Inc.
	2,082	Term Loan, 2.55%, Maturing June 25, 2014	2,008,609
ConMed Corp.
	1,003	Term Loan, 1.78%, Maturing April 13, 2013	953,012
CRC Health Corp.
	1,330	Term Loan, 2.54%, Maturing February 6, 2013	1,270,961
	1,431	Term Loan, 2.54%, Maturing February 6, 2013	1,367,596
Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.52%, Maturing June 12, 2015	1,589,736
DaVita, Inc.
	7,807	Term Loan, 1.77%, Maturing October 5, 2012	7,735,655
DJO Finance, LLC
	892	Term Loan, 3.27%, Maturing May 15, 2014	869,790
Fresenius SE
	364	Term Loan, 4.50%, Maturing September 10, 2014	367,985
	636	Term Loan, 4.50%, Maturing September 10, 2014	644,203

See notes to financial statements

22

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Harvard Drug Group, LLC
	121	Term Loan, Maturing April 8, 2016(5)	$121,106
	879	Term Loan, Maturing April 8, 2016(5)	880,769
HCA, Inc.
	5,238	Term Loan, 2.54%, Maturing November 18, 2013	5,103,898
	12,561	Term Loan, 3.54%, Maturing March 31, 2017	12,495,835
Health Management Association, Inc.
	10,435	Term Loan, 2.04%, Maturing February 28, 2014	10,124,394
HealthSouth Corp.
	700	Term Loan, 2.50%, Maturing March 10, 2013	651,000
	1,364	Term Loan, 2.51%, Maturing March 10, 2013	1,342,239
	1,122	Term Loan, 4.01%, Maturing September 10, 2015	1,123,191
Iasis Healthcare, LLC
	259	Term Loan, 2.25%, Maturing March 14, 2014	252,339
	955	Term Loan, 2.27%, Maturing March 14, 2014	929,712
	2,759	Term Loan, 2.27%, Maturing March 14, 2014	2,686,338
IM U.S. Holdings, LLC
	3,817	Term Loan, 2.27%, Maturing June 26, 2014	3,756,944
	1,986	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	1,977,908
IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,018,691
inVentiv Health, Inc.
	1,985	Term Loan, 2.05%, Maturing July 6, 2014	1,888,517
Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.01%, Maturing April 15, 2015	2,236,320
MultiPlan Merger Corp.
	1,033	Term Loan, 3.56%, Maturing April 12, 2013	1,017,556
	1,303	Term Loan, 3.56%, Maturing April 12, 2013	1,283,790
	1,900	Term Loan, 6.00%, Maturing June 30, 2013	1,905,345
Mylan, Inc.
	6,398	Term Loan, 3.56%, Maturing October 2, 2014	6,400,426
National Mentor Holdings, Inc.
	190	Term Loan, 2.30%, Maturing June 29, 2013	175,803
	3,089	Term Loan, 2.30%, Maturing June 29, 2013	2,852,397
Nyco Holdings
EUR	2,299	Term Loan, 2.89%, Maturing December 29, 2014	2,894,388
	1,000	Term Loan, Maturing December 29, 2014(5)	940,357
EUR	2,299	Term Loan, 3.64%, Maturing December 29, 2015	2,894,388
	1,000	Term Loan, Maturing December 29, 2015(5)	940,357
Prime Healthcare Services, Inc.
	5,500	Term Loan, Maturing April 22, 2015(5)	5,390,000
RadNet Management, Inc.
	2,575	Term Loan, 5.75%, Maturing April 6, 2016	2,577,683
ReAble Therapeutics Finance, LLC
	4,329	Term Loan, 2.30%, Maturing November 16, 2013	4,251,780
RehabCare Group, Inc.
	1,995	Term Loan, 6.00%, Maturing November 20, 2015	2,007,469
Select Medical Holdings Corp.
	5,568	Term Loan, 4.00%, Maturing August 5, 2014	5,477,827
Sunrise Medical Holdings, Inc.
EUR	1,166	Term Loan, 8.00%, Maturing May 13, 2014	1,552,459
TZ Merger Sub., Inc. (TriZetto)
	964	Term Loan, 7.50%, Maturing July 24, 2015	971,698
Vanguard Health Holding Co., LLC
	3,800	Term Loan, 5.00%, Maturing January 29, 2016	3,819,790
VWR International, Inc.
	5,298	Term Loan, 2.77%, Maturing June 28, 2013	5,062,073

			$173,631,905

Home Furnishings — 0.8%

Hunter Fan Co.
	1,402	Term Loan, 2.76%, Maturing April 16, 2014	$1,278,493
Interline Brands, Inc.
	717	Term Loan, 2.01%, Maturing June 23, 2013	677,935
	2,635	Term Loan, 2.04%, Maturing June 23, 2013	2,490,383
National Bedding Co., LLC
	3,944	Term Loan, 2.31%, Maturing August 31, 2011	3,843,278
Oreck Corp.
	237	Term Loan, 3.80%, Maturing March 19, 2016(6)	237,283
Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 25, 2016	2,471,093

			$10,998,465

Industrial Equipment — 2.8%

Bucyrus International, Inc.
	3,100	Term Loan, 4.50%, Maturing February 19, 2016	$3,124,899
CEVA Group PLC U.S.
	3,415	Term Loan, 3.26%, Maturing January 4, 2014	3,107,892
	413	Term Loan, 3.29%, Maturing January 4, 2014	375,974
EUR	258	Term Loan, 3.40%, Maturing January 4, 2014	312,369
EUR	438	Term Loan, 3.40%, Maturing January 4, 2014	530,437
EUR	538	Term Loan, 3.40%, Maturing January 4, 2014	651,911
EUR	435	Term Loan, 3.58%, Maturing January 4, 2014	527,595
EPD Holdings, (Goodyear Engineering Products)
	449	Term Loan, 2.76%, Maturing July 13, 2014	403,387
	3,135	Term Loan, 2.76%, Maturing July 13, 2014	2,816,484
	1,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	845,833
Generac Acquisition Corp.
	1,387	Term Loan, 2.79%, Maturing November 7, 2013	1,312,087

See notes to financial statements

23

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

Gleason Corp.
	2,340	Term Loan, 2.02%, Maturing June 30, 2013	$2,304,692
Jason, Inc.
	1,318	Term Loan, 7.00%, Maturing July 30, 2010	988,678
John Maneely Co.
	5,889	Term Loan, 3.55%, Maturing December 8, 2013	5,676,557
KION Group GmbH
	1,761	Term Loan, 4.02%, Maturing December 23, 2014(2)	1,459,820
EUR	523	Term Loan, 4.15%, Maturing December 23, 2014(2)	586,987
	1,761	Term Loan, 4.27%, Maturing December 23, 2015(2)	1,459,820
EUR	483	Term Loan, 4.40%, Maturing December 23, 2015(2)	542,888
Polypore, Inc.
	8,079	Term Loan, 2.53%, Maturing July 3, 2014	7,896,789
EUR	723	Term Loan, 2.62%, Maturing July 3, 2014	913,956
TFS Acquisition Corp.
	1,975	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,921,011

			$37,760,066

Insurance — 2.4%

Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,325,000
	997	Term Loan, 3.29%, Maturing August 21, 2014	956,298
AmWINS Group, Inc.
	1,995	Term Loan, 2.77%, Maturing June 8, 2013	1,871,854
Applied Systems, Inc.
	1,899	Term Loan, 2.77%, Maturing September 26, 2013	1,822,876
CCC Information Services Group, Inc.
	3,920	Term Loan, 2.53%, Maturing February 10, 2013	3,854,318
Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	6,996,951
Crump Group, Inc.
	2,326	Term Loan, 3.28%, Maturing August 4, 2014	2,202,660
Hub International Holdings, Inc.
	859	Term Loan, 2.79%, Maturing June 13, 2014	814,673
	3,821	Term Loan, 2.79%, Maturing June 13, 2014	3,624,362
	1,343	Term Loan, 6.75%, Maturing June 30, 2014	1,345,769
U.S.I. Holdings Corp.
	4,678	Term Loan, 3.05%, Maturing May 4, 2014	4,368,392

			$32,183,153

Leisure Goods / Activities / Movies — 6.0%

24 Hour Fitness Worldwide, Inc.
	1,000	Term Loan, Maturing December 30, 2015(5)	$980,000
AMC Entertainment, Inc.
	4,974	Term Loan, 2.01%, Maturing January 26, 2013	4,865,216
Bombardier Recreational Products
	5,651	Term Loan, 3.25%, Maturing June 28, 2013	5,017,293
Carmike Cinemas, Inc.
	5,787	Term Loan, 5.50%, Maturing January 27, 2016	5,793,207
Cedar Fair, L.P.
	2,676	Term Loan, 2.27%, Maturing August 30, 2012	2,659,385
	3,655	Term Loan, 4.27%, Maturing February 17, 2014	3,654,523
CFV I, LLC/Hicks Sports Group
	172	Term Loan, 9.33%, Maturing July 1, 2010(2)(3)	176,112
Cinemark, Inc.
	9,247	Term Loan, 3.54%, Maturing April 29, 2016	9,259,961
Deluxe Entertainment Services
	163	Term Loan, 6.25%, Maturing January 28, 2011	149,612
	1,525	Term Loan, 6.25%, Maturing January 28, 2011	1,403,340
	96	Term Loan, 6.29%, Maturing January 28, 2011	88,740
Fender Musical Instruments Corp.
	308	Term Loan, 2.50%, Maturing June 9, 2014	273,972
	609	Term Loan, 2.55%, Maturing June 9, 2014	542,367
Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, Maturing June 30, 2014(5)	2,188,908
Metro-Goldwyn-Mayer Holdings, Inc.
	8,746	Term Loan, 0.00%, Maturing April 8, 2012(7)	4,061,650
National CineMedia, LLC
	2,700	Term Loan, 2.01%, Maturing February 13, 2015	2,638,575
Regal Cinemas Corp.
	7,953	Term Loan, 3.79%, Maturing November 10, 2010	7,968,933
Revolution Studios Distribution Co., LLC
	3,486	Term Loan, 4.03%, Maturing December 21, 2014	3,206,945
	2,825	Term Loan - Second Lien, 7.28%, Maturing June 21, 2015	1,977,500
Six Flags Theme Parks, Inc.
	6,125	Term Loan, Maturing February 17, 2016(5)	6,063,750
Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,361,813
Sram, LLC
	1,000	Term Loan, Maturing April 30, 2015(5)	990,000
SW Acquisition Co., Inc.
	4,339	Term Loan, 5.75%, Maturing May 31, 2016	4,374,380
Universal City Development Partners, Ltd.
	6,060	Term Loan, 5.50%, Maturing November 6, 2014	6,101,425
Zuffa, LLC
	2,972	Term Loan, 2.31%, Maturing June 20, 2016	2,881,904

			$80,679,511

See notes to financial statements

24

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos — 4.3%

Ameristar Casinos, Inc.
	3,471	Term Loan, 3.56%, Maturing November 10, 2012	$3,469,476
Choctaw Resort Development Enterprise
	886	Term Loan, 7.25%, Maturing November 4, 2011	881,234
Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.35%, Maturing November 20, 2014	667,102
GBP	500	Term Loan, 4.85%, Maturing November 20, 2015	667,102
Gala Electric Casinos, Ltd.
GBP	2,244	Term Loan, 3.68%, Maturing December 12, 2013	3,246,886
GBP	2,256	Term Loan, 4.17%, Maturing December 12, 2014	3,264,289
Harrah’s Operating Co.
	3,622	Term Loan, 3.32%, Maturing January 28, 2015	3,195,031
	998	Term Loan, 9.50%, Maturing October 31, 2016	1,037,608
Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(7)	1,543,341
	4,529	Term Loan, 0.00%, Maturing December 2, 2011(7)	2,866,546
Isle of Capri Casinos, Inc.
	1,475	Term Loan, 5.00%, Maturing November 30, 2013	1,444,121
	1,918	Term Loan, 5.00%, Maturing November 30, 2013	1,878,439
	4,795	Term Loan, 5.00%, Maturing November 30, 2013	4,696,098
LodgeNet Entertainment Corp.
	3,743	Term Loan, 2.30%, Maturing April 4, 2014	3,593,003
New World Gaming Partners, Ltd.
	3,295	Term Loan, 2.80%, Maturing June 30, 2014	3,185,621
	667	Term Loan, 4.79%, Maturing June 30, 2014	645,230
Penn National Gaming, Inc.
	8,919	Term Loan, 2.02%, Maturing October 3, 2012	8,842,383
Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	235,358
Venetian Casino Resort/Las Vegas Sands, Inc.
	2,810	Term Loan, 2.05%, Maturing May 14, 2014	2,661,551
	11,125	Term Loan, 2.05%, Maturing May 23, 2014	10,537,845

			$58,558,264

Nonferrous Metals / Minerals — 1.0%

Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	$830,605
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	951,853
EUR	732	Term Loan, 14.00%, Maturing June 29, 2013(2)	859,752
	1,105	Term Loan, 14.00%, Maturing June 29, 2013(2)	975,057
Noranda Aluminum Acquisition
	1,083	Term Loan, 2.27%, Maturing May 18, 2014	1,066,494
Novelis, Inc.
	1,921	Term Loan, 2.28%, Maturing June 28, 2014	1,863,661
	4,226	Term Loan, 2.29%, Maturing June 28, 2014	4,100,253
Oxbow Carbon and Mineral Holdings
	3,703	Term Loan, 2.29%, Maturing May 8, 2014	3,637,015

			$14,284,690

Oil and Gas — 3.1%

Atlas Pipeline Partners, L.P.
	3,150	Term Loan, 6.75%, Maturing July 27, 2014	$3,149,171
Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	1,047,625
	1,324	Term Loan, 4.50%, Maturing May 1, 2014	1,317,014
Dresser, Inc.
	5,714	Term Loan, 2.50%, Maturing May 4, 2014	5,573,704
Dynegy Holdings, Inc.
	1,045	Term Loan, 4.03%, Maturing April 2, 2013	1,028,706
	8,083	Term Loan, 4.03%, Maturing April 2, 2013	7,957,536
Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.01%, Maturing February 8, 2012	2,807,850
Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.53%, Maturing October 31, 2014	3,240,171
Hercules Offshore, Inc.
	3,745	Term Loan, 6.00%, Maturing July 11, 2013	3,645,621
Precision Drilling Corp.
	878	Term Loan, 4.26%, Maturing December 23, 2013	864,489
SemGroup Corp.
	2,497	Term Loan, 7.50%, Maturing June 30, 2011	2,491,179
	2,673	Term Loan, 7.60%, Maturing November 27, 2013	2,672,789
Sheridan Production Partners I, LLC
	255	Term Loan, 7.75%, Maturing April 20, 2017	255,088
	418	Term Loan, 7.75%, Maturing April 20, 2017	417,625
	3,152	Term Loan, 7.75%, Maturing April 20, 2017	3,151,691
Targa Resources, Inc.
	1,191	Term Loan, 6.00%, Maturing July 5, 2016	1,197,228
Volnay Acquisition Co.
	1,880	Term Loan, 3.45%, Maturing January 12, 2014	1,865,167

			$42,682,654

Publishing — 5.8%

American Media Operations, Inc.
	4,731	Term Loan, 10.00%, Maturing January 31, 2013(2)	$4,595,067
Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.59%, Maturing September 27, 2013	2,320,312
Black Press US Partnership
	617	Term Loan, 2.25%, Maturing August 2, 2013	548,986
	1,016	Term Loan, 2.25%, Maturing August 2, 2013	904,213

See notes to financial statements

25

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

GateHouse Media Operating, Inc.
	2,058	Term Loan, 2.26%, Maturing August 28, 2014	$1,018,522
	4,828	Term Loan, 2.28%, Maturing August 28, 2014	2,389,795
	4,216	Term Loan, 2.51%, Maturing August 28, 2014	2,086,977
Getty Images, Inc.
	3,352	Term Loan, 6.25%, Maturing July 2, 2015	3,364,297
Laureate Education, Inc.
	645	Term Loan, 3.57%, Maturing August 17, 2014	603,657
	4,305	Term Loan, 3.57%, Maturing August 17, 2014	4,031,521
	995	Term Loan, 7.00%, Maturing August 31, 2014	994,690
MediaNews Group, Inc.
	1,118	Term Loan, 8.50%, Maturing March 19, 2014	1,053,377
Mediannuaire Holding
EUR	468	Term Loan, 2.90%, Maturing October 10, 2014	497,230
EUR	468	Term Loan, 3.40%, Maturing October 10, 2015	497,092
Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	5,010,533
Nelson Education, Ltd.
	1,511	Term Loan, 2.79%, Maturing July 5, 2014	1,405,463
Newspaper Holdings, Inc.
	7,911	Term Loan, 1.88%, Maturing July 24, 2014	4,746,362
Nielsen Finance, LLC
	9,714	Term Loan, 2.25%, Maturing August 9, 2013	9,490,919
	4,707	Term Loan, 4.00%, Maturing May 1, 2016	4,661,215
Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,317,421
Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(7)	613,430
Source Interlink Companies, Inc.
	909	Term Loan, 10.75%, Maturing June 18, 2013	913,636
	515	Term Loan, 15.00%, Maturing June 18, 2013(2)	257,349
Source Media, Inc.
	1,983	Term Loan, 5.30%, Maturing November 8, 2011	1,942,970
Star Tribune Co. (The)
	251	Term Loan, 8.00%, Maturing September 28, 2014(6)	202,245
	167	Term Loan, 8.00%, Maturing September 29, 2014(6)	117,934
Trader Media Corp.
GBP	4,344	Term Loan, 2.68%, Maturing March 23, 2015	6,197,240
Tribune Co.
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(7)	1,307,636
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(7)	5,287,015
Xsys, Inc.
	3,796	Term Loan, 2.59%, Maturing September 27, 2013	3,558,531
	3,877	Term Loan, 2.59%, Maturing September 27, 2014	3,634,774
EUR	1,226	Term Loan, 2.91%, Maturing September 27, 2014	1,546,806
	1,290	Term Loan - Second Lien, 4.59%, Maturing September 27, 2015	1,176,410

			$78,293,625

Radio and Television — 4.0%

Block Communications, Inc.
	1,769	Term Loan, 2.29%, Maturing December 22, 2011	$1,673,889
CMP Susquehanna Corp.
	3,887	Term Loan, 2.31%, Maturing May 5, 2013	3,322,385
Discovery Communications, Inc.
	1,957	Term Loan, 2.29%, Maturing May 14, 2014	1,958,372
Emmis Operating Co.
	3,142	Term Loan, 4.29%, Maturing November 2, 2013	2,898,738
Gray Television, Inc.
	1,480	Term Loan, 3.80%, Maturing January 19, 2015	1,456,047
LBI Media, Inc.
	1,920	Term Loan, 1.77%, Maturing March 31, 2012	1,776,801
Mission Broadcasting, Inc.
	1,238	Term Loan, 5.00%, Maturing September 30, 2016	1,244,441
NEP II, Inc.
	974	Term Loan, 2.35%, Maturing February 16, 2014	946,847
Nexstar Broadcasting, Inc.
	1,937	Term Loan, 5.00%, Maturing September 30, 2016	1,946,434
Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.81%, Maturing June 25, 2014	7,263,997
SFX Entertainment
	2,909	Term Loan, 3.53%, Maturing June 21, 2013	2,887,054
Spanish Broadcasting System, Inc.
	6,033	Term Loan, 2.05%, Maturing June 10, 2012	5,610,225
Univision Communications, Inc.
	18,150	Term Loan, 2.54%, Maturing September 29, 2014	16,580,025
Weather Channel
	2,707	Term Loan, 5.00%, Maturing September 14, 2015	2,736,253
Young Broadcasting, Inc.
	1,950	Term Loan, 0.00%, Maturing November 3, 2012(7)	1,867,064

			$54,168,572

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	5,082	Term Loan, 2.05%, Maturing April 26, 2013	$5,024,439

			$5,024,439

See notes to financial statements

26

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) — 3.0%

American Achievement Corp.
	338	Term Loan, 6.26%, Maturing March 25, 2011	$321,114
Amscan Holdings, Inc.
	1,456	Term Loan, 2.53%, Maturing May 25, 2013	1,401,592
Cumberland Farms, Inc.
	4,087	Term Loan, 2.78%, Maturing September 29, 2013	3,780,902
Harbor Freight Tools USA, Inc.
	2,060	Term Loan, 5.00%, Maturing February 24, 2016	2,067,343
Josten’s Corp.
	2,393	Term Loan, 2.25%, Maturing October 4, 2011	2,379,128
Mapco Express, Inc.
	383	Term Loan, 6.50%, Maturing April 28, 2011	373,245
Neiman Marcus Group, Inc.
	4,951	Term Loan, 2.25%, Maturing April 5, 2013	4,754,515
Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.28%, Maturing July 25, 2014	3,575,176
Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	265,000
Pilot Travel Centers, LLC
	2,775	Term Loan, Maturing November 24, 2015(5)	2,799,778
Rent-A-Center, Inc.
	122	Term Loan, 2.01%, Maturing November 15, 2012	120,459
	2,199	Term Loan, 3.26%, Maturing May 31, 2015	2,193,757
Rover Acquisition Corp.
	2,910	Term Loan, 2.53%, Maturing October 26, 2013	2,869,311
Savers, Inc.
	2,775	Term Loan, 5.75%, Maturing March 11, 2016	2,792,344
Vivarte
EUR	2,728	Term Loan, 2.40%, Maturing May 29, 2015	3,243,733
EUR	2,728	Term Loan, 2.90%, Maturing May 29, 2016	3,243,733
EUR	22	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	26,121
EUR	154	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	155,113
EUR	1,582	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	1,595,446
Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.28%, Maturing February 6, 2014	3,386,316

			$41,344,126

Surface Transport — 0.3%

Oshkosh Truck Corp.
	1,516	Term Loan, 6.26%, Maturing December 6, 2013	$1,526,430
Swift Transportation Co., Inc.
	2,275	Term Loan, 6.31%, Maturing May 10, 2014	2,219,727

			$3,746,157

Telecommunications — 4.8%

Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.04%, Maturing February 1, 2012	$5,467,549
Asurion Corp.
	8,482	Term Loan, 3.25%, Maturing July 13, 2012	8,398,137
	3,000	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	2,976,000
BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 4.66%, Maturing March 31, 2016	2,273,080
Cellular South, Inc.
	3,337	Term Loan, 1.82%, Maturing May 29, 2014	3,268,067
	1,135	Term Loan, 1.83%, Maturing May 29, 2014	1,111,759
CommScope, Inc.
	2,373	Term Loan, 2.79%, Maturing November 19, 2014	2,366,020
Intelsat Corp.
	7,297	Term Loan, 2.79%, Maturing January 3, 2014	7,167,282
	7,297	Term Loan, 2.79%, Maturing January 3, 2014	7,167,282
	7,299	Term Loan, 2.79%, Maturing January 3, 2014	7,169,483
Intelsat Subsidiary Holding Co.
	2,653	Term Loan, 2.79%, Maturing July 3, 2013	2,606,164
IPC Systems, Inc.
	1,310	Term Loan, 2.53%, Maturing May 31, 2014	1,195,502
GBP	214	Term Loan, 2.90%, Maturing May 31, 2014	296,872
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.56%, Maturing December 26, 2014	3,275,211
NTelos, Inc.
	1,990	Term Loan, 5.75%, Maturing August 13, 2015	2,003,681
Palm, Inc.
	2,267	Term Loan, 3.80%, Maturing April 24, 2014	2,244,206
Stratos Global Corp.
	2,568	Term Loan, 5.00%, Maturing February 13, 2012	2,553,386
Telesat Canada, Inc.
	168	Term Loan, 3.28%, Maturing October 31, 2014	165,459
	1,954	Term Loan, 3.28%, Maturing October 31, 2014	1,926,340
TowerCo Finance, LLC
	948	Term Loan, 6.00%, Maturing November 24, 2014	957,891

			$64,589,371

See notes to financial statements

27

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities — 3.9%

AEI Finance Holding, LLC
	738	Revolving Loan, 3.27%, Maturing March 30, 2012	$701,705
	4,883	Term Loan, 3.29%, Maturing March 30, 2014	4,640,886
BRSP, LLC
	1,465	Term Loan, 7.50%, Maturing June 24, 2014	1,468,802
Calpine Corp.
	12,885	Term Loan, 3.17%, Maturing March 29, 2014	12,447,175
Covanta Energy Corp.
	1,000	Term Loan, 1.79%, Maturing February 9, 2014	986,015
	1,969	Term Loan, 1.81%, Maturing February 9, 2014	1,942,759
Electricinvest Holding Co.
GBP	600	Term Loan, 5.05%, Maturing October 24, 2012	775,736
EUR	4,335	Term Loan - Second Lien, 4.90%, Maturing October 24, 2012	4,954,379
NRG Energy, Inc.
	5,607	Term Loan, 2.00%, Maturing February 1, 2013	5,507,206
	5,706	Term Loan, 2.04%, Maturing February 1, 2013	5,604,587
TXU Texas Competitive Electric Holdings Co., LLC
	992	Term Loan, 3.75%, Maturing October 10, 2014	816,594
	2,453	Term Loan, 3.75%, Maturing October 10, 2014	2,004,607
	10,364	Term Loan, 3.75%, Maturing October 10, 2014	8,524,246
Vulcan Energy Corp.
	2,180	Term Loan, 5.50%, Maturing December 31, 2015	2,206,960

			$52,581,657

Total Senior Floating-Rate Interests
(identified cost $1,683,736,762)			$1,638,091,554

Corporate Bonds & Notes — 1.8%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development — 0.7%

Grohe Holding GmbH, Variable Rate
EUR	7,500	3.519%, 1/15/14(8)	$9,436,650

			$9,436,650

Cable and Satellite Television — 0.4%

Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18(9)	$5,050,000

			$5,050,000

Chemicals and Plastics — 0.0%

Wellman Holdings, Inc., Sr. Sub. Notes
	697	5.00%, 1/29/19(6)	$326,414

			$326,414

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Jr. Notes
	87	18.00%, 3/31/15(2)(6)	$69,814

			$69,814

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.053%, 10/15/13	$2,205,125

			$2,205,125

Leisure Goods / Activities / Movies — 0.3%

MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(9)	$3,940,000

			$3,940,000

Telecommunications — 0.2%

Qwest Corp., Sr. Notes, Variable Rate
	3,150	3.507%, 6/15/13	$3,213,000

			$3,213,000

Total Corporate Bonds & Notes
(identified cost $24,226,619)			$24,241,003

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$1,364	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.453%, 6/15/29(9)(10)	$1,346,325
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	510,000

Total Asset-Backed Securities
(identified cost $2,363,505)			$1,856,325

See notes to financial statements

28

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Common Stocks — 1.5%

Shares	Security	Value

Automotive — 0.2%

48,926	Dayco Products, LLC(11)	$2,097,703
44,747	Hayes Lemmerz International, Inc.(6)(11)	214,338

		$2,312,041

Building and Development — 0.1%

4,587	Lafarge Roofing(6)(11)	$0
156,924	Sanitec Europe Oy B Units(6)(11)	476,375
154,721	Sanitec Europe Oy E Units(6)(11)	0
1,646	United Subcontractors, Inc.(6)(11)	106,852
7,595	WCI Communities, Inc.(11)	645,595

		$1,228,822

Chemicals and Plastics — 0.1%

3,877	Vita Cayman II, Ltd.	$400,057
662	Wellman Holdings, Inc.(6)(11)	197,005

		$597,062

Ecological Services and Equipment — 0.0%

1,242	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$21,760

		$21,760

Food Service — 0.0%

66,567	Buffets, Inc.(11)	$332,835

		$332,835

Home Furnishings — 0.0%

3,830	Oreck Corp.(6)(11)	$278,977

		$278,977

Investment Services — 0.0%

20,048	Safelite Realty Corp.(6)(12)	$0

		$0

Lodging and Casinos — 0.1%

40,751	Tropicana Entertainment, Inc.(11)	$713,143

		$713,143

Publishing — 1.0%

13,247	Ion Media Networks, Inc.(6)(11)	$3,787,052
66,239	MediaNews Group, Inc.(11)	1,059,822
297,269	Reader’s Digest Association, Inc. (The)(11)	8,472,166
2,290	Source Interlink Companies, Inc.(6)(11)	16,557
6,089	Star Tribune Media Holdings Co.(6)(11)	2,253
16,600	SuperMedia, Inc.(11)	745,340

		$14,083,190

Total Common Stocks
(identified cost $14,838,148)		$19,567,830

Preferred Stocks — 0.0%

Shares	Security	Value

Ecological Services and Equipment — 0.0%

569	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$45,520

		$45,520

Total Preferred Stocks
(identified cost $9,958)		$45,520

Warrants — 0.0%

Shares	Security	Value

Commercial Services — 0.0%

400	Oreck Corp. Expires 3/19/20(6)(11)	$29,136

		$29,136

Total Warrants
(identified cost $29,136)		$29,136

See notes to financial statements

29

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 4.1%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$47,136	Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	$47,135,784
8,344	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/3/10	8,344,386

Total Short-Term Investments
(identified cost $55,480,170)		$55,480,170

Total Investments — 128.5%
(identified cost $1,780,684,298)		$1,739,311,538

Less Unfunded Loan Commitments — (1.0)%		$(12,661,108)

Net Investments — 127.5%
(identified cost $1,768,023,190)		$1,726,650,430

Other Assets, Less Liabilities — (27.5)%		$(371,861,393)

Net Assets — 100.0%		$1,354,789,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Defaulted matured security.

(5)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $10,846,325 or 0.8% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $12,675 and $0, respectively.

See notes to financial statements

30

Senior Debt Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $1,720,887,406)	$1,679,514,646
Affiliated investment, at value (identified cost, $47,135,784)	47,135,784
Foreign currency, at value (identified cost, $10,638,646)	10,653,333
Interest receivable	6,507,834
Receivable for investments sold	18,385,211
Prepaid expenses	26,722
Other assets	32,077

Total assets	$1,762,255,607

Liabilities

Notes payable	$350,000,000
Payable for investments purchased	54,857,656
Payable for open forward foreign currency exchange contracts	1,103,769
Payable to affiliates:
Investment adviser fee	665,677
Trustees’ fees	4,208
Accrued expenses	835,260

Total liabilities	$407,466,570

Net Assets applicable to investors’ interest in Portfolio	$1,354,789,037

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,397,044,073
Net unrealized depreciation	(42,255,036)

Total	$1,354,789,037

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $17,122)	$41,355,905
Interest allocated from affiliated investments	27,304
Expenses allocated from affiliated investments	(14,629)

Total investment income	$41,368,580

Expenses

Investment adviser fee	$3,915,448
Trustees’ fees and expenses	25,250
Custodian fee	403,808
Legal and accounting services	248,491
Interest expense and fees	4,060,449
Miscellaneous	58,190

Total expenses	$8,711,636

Deduct —
Reduction of custodian fee	$38

Total expense reductions	$38

Net expenses	$8,711,598

Net investment income	$32,656,982

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(37,949,617)
Investment transactions allocated from affiliated investments	36,251
Foreign currency and forward foreign currency exchange contract transactions	16,765,711

Net realized loss	$(21,147,655)

Change in unrealized appreciation (depreciation) —
Investments	$128,957,414
Foreign currency and forward foreign currency exchange contracts	(1,590,957)

Net change in unrealized appreciation (depreciation)	$127,366,457

Net realized and unrealized gain	$106,218,802

Net increase in net assets from operations	$138,875,784

See notes to financial statements

31

Senior Debt Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$32,656,982	$64,865,392
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(21,147,655)	(139,173,614)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	127,366,457	431,917,179

Net increase in net assets from operations	$138,875,784	$357,608,957

Capital transactions —
Contributions	$18,776,833	$39,030,192
Withdrawals	(66,391,717)	(252,416,134)

Net decrease from capital transactions	$(47,614,884)	$(213,385,942)

Net increase in net assets	$91,260,900	$144,223,015

Net Assets

At beginning of period	$1,263,528,137	$1,119,305,122

At end of period	$1,354,789,037	$1,263,528,137

Statement of Cash Flows

Six Months Ended
April 30, 2010
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$138,875,784
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(341,015,406)
Investments sold and principal repayments	401,356,865
Increase in short-term investments, net	(29,778,856)
Net amortization/accretion of premium (discount)	(7,430,392)
Amortization of structuring and renewal fees on notes payable	1,220,878
Increase in interest receivable	(57,391)
Increase in receivable for investments sold	(5,133,330)
Decrease in receivable for open forward foreign currency exchange contracts	447,868
Decrease in prepaid expenses	25,288
Increase in other assets	(11,655)
Decrease in payable for investments purchased	(529,564)
Increase in payable for open forward foreign currency exchange contracts	909,510
Increase in payable to affiliate for investment adviser fee	7,245
Decrease in accrued expenses	(71,627)
Decrease in unfunded loan commitments	(4,495,474)
Net change in unrealized (appreciation) depreciation from investments	(128,957,414)
Net realized loss from investments	37,949,617

Net cash provided by operating activities	$63,311,946

Cash Flows From Financing Activities

Proceeds from notes payable	$50,000,000
Repayment of notes payable	(65,000,000)
Proceeds from capital contributions	18,776,833
Payments for capital withdrawals	(66,391,717)
Payment of structuring fee on notes payable	(100,000)

Net cash used in financing activities	$(62,714,884)

Net increase in cash*	$597,062

Cash at beginning of period(1)	$10,056,271

Cash at end of period(1)	$10,653,333

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$2,984,914

(1) Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $50,239.

See notes to financial statements

32

Senior Debt Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,				Year Ended November 30,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)		2006	2005		2004

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.73	%(3)	0.76%	0.66%	0.58	%(3)	0.51%	0.50%		0.50%
Interest and fee expense	0.63	%(3)	1.31%	0.98%	0.70	%(3)	0.01%	0.00	%(4)	0.00	%(4)
Total expenses	1.36	%(3)	2.07%	1.64%	1.28	%(3)	0.52%	0.50%		0.51%
Net investment income	5.08	%(3)	5.97%	7.01%	7.18	%(3)	6.57%	5.00%		3.82%
Portfolio Turnover	21	%(5)	32%	7%	55	%(5)	51%	65%		87%

Total Return	11.31	%(5)	38.19%	(26.81)%	3.89	%(5)	6.88%	5.27%		6.15%

Net assets, end of period (000’s omitted)	$1,354,789		$1,263,528	$1,119,305	$2,334,369		$2,645,798	$3,054,390		$3,340,152

(1)	For the eleven months ended October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Rounds to less than 0.01%.

(5)	Not annualized.

See notes to financial statements

33

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities purchased with similar characteristics to determine the valuation for a security. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which

34

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

35

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates as daily gross assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $3,927,237 of which $11,789 was allocated from Cash Management Portfolio and $3,915,448 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.61% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $341,015,406 and $401,356,865, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

36

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Aggregate cost	$1,768,497,542

Gross unrealized appreciation	$30,735,634
Gross unrealized depreciation	(72,582,746)

Net unrealized depreciation	$(41,847,112)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$21,760
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	0	(1)	0

			$0		$21,760

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$45,520

			$9,958		$45,520

Total Restricted Securities			$9,958		$67,280

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/28/10	British Pound Sterling 32,648,572	United States Dollar 49,701,900	$(247,527)
5/28/10	Euro 102,717,341	United States Dollar 135,918,668	(856,242)

			$(1,103,769)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Forward foreign currency exchange contracts	$–	$(1,103,769)

	$–	$(1,103,769)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2010 was as follows:

37

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$15,460,745	$(1,357,378)

	$15,460,745	$(1,357,378)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $170,132,000.

7   Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $400 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.50% per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2010 totaled $2,352,743 and are included in interest expense in the Statement of Operations. Also included in interest expense is $1,120,879 of amortization of previously paid renewal fees related to the period from November 1, 2009 through February 10, 2010, the date the Agreement was renewed. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $350,000 remains outstanding at April 30, 2010. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At April 30, 2010, the Portfolio had borrowings outstanding under the Agreement of $350,000,000 at an interest rate of 0.26%. The carrying amount of the borrowings at April 30, 2010 approximated its fair value. For the six months ended April 30, 2010, the average borrowings under the Agreement and the average interest rate were $357,265,193 and 0.28% (annualized), respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

38

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,624,872,984	$557,462	$1,625,430,446
Corporate Bonds & Notes	—	23,844,775	396,228	24,241,003
Asset-Backed Securities	—	1,856,325	—	1,856,325
Common Stocks	745,340	13,721,321 *	5,101,169	19,567,830
Preferred Stocks	—	—	45,520	45,520
Warrants	—	—	29,136	29,136
Short-Term Investments	—	55,480,170	—	55,480,170

Total Investments	$745,340	$1,719,775,575	$6,129,515	$1,726,650,430

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,103,769)	$—	$(1,103,769)

Total	$—	$(1,103,769)	$—	$(1,103,769)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments in
	in Senior	Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$0	$3,466,183
Realized gains (losses)	(1,372,485)	—	0	(217,432)	0	(1,589,917)
Change in net unrealized appreciation (depreciation)*	147,291	63,108	194,007	217,432	0	621,838
Net purchases (sales)	(727,242)	30,275	4,290,841	0	29,136	3,623,010
Accrued discount (premium)	15,036	(6,635)	—	—	—	8,401
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of April 30, 2010	$557,462	$396,228	$5,101,169	$45,520	$29,136	$6,129,515

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$(5,875)	$63,108	$194,007	$0	$0	$251,240

*	Amount is included in the related amount on investments in the Statement of Operations.

39

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

40

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

41

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio of the Fund for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

42

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Advantage Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

43

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES CONT’D

Senior Debt Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

44

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Advantage Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3232-6/10	FRASRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Build America Bond Fund as of April 30, 2010
INVESTMENT UPDATE

Craig Brandon, CFA
Portfolio Manager

Cynthia Clemson, CFA
Portfolio Manager
Economic and Market Conditions
•	It is our pleasure to welcome shareholders to Eaton Vance Build America Bond Fund, America’s first mutual fund for investment in taxable municipal obligations issued under the American Recovery & Reinvestment Act of 2009, primarily Build America Bonds. The purpose of these bonds is to help fund the building or rebuilding of America’s infrastructure. For investors, they represent a new asset class that can enhance portfolio diversification, while offering corporate bond-like income and the credit-quality profile of municipal bonds.
•	Since the program’s inception in February 2009, the market for Build America Bonds has expanded rapidly. To date, the biggest investors in Build America Bonds include both traditional and non-traditional municipal bond holders and taxable institutional investors, such as insurance companies, pension plans, mutual funds and certain foreign investors. By the end of April 2010, approximately $90 billion had been raised through 1,066 issues of Build America Bonds in 48 states. Some observers estimate that total issuance could climb to $120 billion in 2010, or 20% to 30% of projected municipal bond issuance. Generally, Build America Bonds issued thus far have maturities of 10 to 30 years and are highly rated, with approximately half rated AA or higher.
•	Because Build America Bonds carry special tax credits and federal subsidies, they reduce the borrowing costs of state and local government agencies and provide issuers with greater access to capital markets by appealing to a wider range of investors. Although the Build America Bond program is slated to expire at the end of 2010, the U.S. House of Representatives passed a bill to extend the program for three years, and, in the 2010-2011 federal budget, President Obama has proposed making the program permanent.
•	From the date of the Fund’s commencement of operations on November 17, 2009, through April 30, 2010, the Barclays Capital U.S. Aggregate Local Authorities Index (the Index)—the Fund’s benchmark and a sub-index of the Barclays Capital U.S. Aggregate Bond Index, a broad-based, unmanaged index of investment-grade securities traded in the U.S.—rose 3.09%.
Management Discussion
•	From the date of its commencement of operations on November 17, 2009, to April 30, 2010, Eaton Vance Build America Bond Fund[1] outperformed the Index. The primary contributor to this outperformance was the Fund’s overweight to higher-quality bonds, which rallied more strongly than lower-quality bonds during the reporting period.

Total Return Performance 11/17/09 - 4/30/10

Class A3	6.44%
Class C3	6.16
Class I3	6.46
Barclays Capital U.S. Aggregate Local Authorities Index[2]	3.09
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Build America Bond Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[3]	Returns are cumulative and do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Build America Bond Fund as of April 30, 2010
INVESTMENT UPDATE
•	To an extent, the Fund’s portfolio composition during the period was dictated by the nature of the Build America Bond program. There are, for example, only specific types of bonds that can be brought to market, and much of the issuance has been focused on sectors such as general obligation bonds, special tax bonds, public education, infrastructure and transportation. Secondly, Build America Bonds tend to be of longer maturities (10 to 30 years) because of the cost savings to the issuers in that segment of the yield curve. Lastly, because nearly all the bonds issued have come from high-quality issuers, Build America Bonds also tend to be high in credit quality.
•	Not surprisingly, the Fund’s portfolio composition reflects the characteristics of Build America Bonds. At the end of April, the Fund was invested solely in securities rated A or higher, with approximately 90% rated AAA or AA. The top sectors in terms of concentration were general obligations, water & sewer and special tax bonds, and the average maturity of the portfolio was approximately 28 years, with an effective maturity of just over 22 years.
•	The Fund takes a relative-value approach. This means that management examines all the bonds that compose the investable universe and evaluates whether those bonds represent good relative value compared with other bonds in the marketplace. Although Build America Bonds are generally high-quality, management believes research is crucial to understanding relative value. Employing a bottom-up process, management has sought to diversify across different states, sectors and issuers. However, the very legislation that created Build America Bonds made this asset class more concentrated than the traditional municipal market.
•	Going forward, management recognizes that state and local governments face significant budget deficits, driven primarily by steep declines in tax revenues. Management will continue to monitor new developments, including those affecting the longevity of the Build America Bond program. Management also will maintain a long-term perspective as it manages the Fund with the same income-focused, relative value approach Eaton Vance has always employed. Eaton Vance believes this approach, which is soundly grounded in credit research, will serve investors well over the long term.
Fund Statistics

•	Number of Issues:	53
•	Average Maturity:	27.7 years
•	Average Effective Maturity:	22.3 years
•	Average Dollar Price:	$104.75
Portfolio Composition1
Diversification by Sectors
By total investments
Rating Distribution
By total investments

[1]	As a percentage of the Portfolio’s total investments as of 4/30/10. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

2

Eaton Vance Build America Bond Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EBABX	ECBAX	EIBAX

Cumulative Total Returns (at net asset value)

Life of Fund†	6.44%	6.16%	6.46%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)

Life of Fund†	1.38%	5.16%	6.46%

†	Inception Dates — Class A: 11/17/09; Class C: 11/17/09; Class I: 11/17/09. Returns are cumulative since inception of each share class.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.15%	1.90%	0.90%
Net Expense Ratio	0.95	1.70	0.70

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	4.84%	4.14%	5.10%
SEC 30-day Yield[4]	4.60	4.10	5.09

Index Performance[5] (Cumulative Total Return 11/17/09 - 4/30/10)

Barclays Capital U.S. Aggregate Local Authorities Index	3.09%

[1]	Cumulative Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. The SEC Cumulative Total Return for Class A shares reflects the maximum 4.75% sales charge. The SEC Cumulative Total Return for Class C shares reflects a 1% CDSC for the first year. [2] Source: Prospectus dated 11/17/09. Net Expense Ratio reflects a contractual expense limitation that continues through February 28, 2013. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing that result. [5] It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Build America Bond Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 17, 2009 – April 30, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Build America Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period***
	(11/17/09)	(4/30/10)	(11/17/09 – 4/30/10)

Actual*
Class A	$1,000.00	$1,064.40	$4.43
Class C	$1,000.00	$1,061.60	$7.92
Class I	$1,000.00	$1,064.60	$3.27

*	The Fund had not commenced operations on November 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 165/365 (to reflect the period from the commencement of operations on November 17, 2009 to April 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 17, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period***
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76
Class C	$1,000.00	$1,016.40	$8.50
Class I	$1,000.00	$1,021.30	$3.51

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 17, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of expenses to affiliates, the expenses would be higher.

4

Eaton Vance Build America Bond Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Build America Bond Portfolio, at value (identified cost, $12,807,764)	$13,260,800
Receivable for Fund shares sold	100,428
Receivable from affiliate	22,987

Total assets	$13,384,215

Liabilities

Payable for Fund shares redeemed	$42,768
Distributions payable	15,841
Payable to affiliates:
Distribution and service fees	3,702
Trustees’ fees	42
Accrued expenses	11,751

Total liabilities	$74,104

Net Assets	$13,310,111

Sources of Net Assets

Paid-in capital	$12,856,936
Accumulated net realized gain from Portfolio	56
Accumulated undistributed net investment income	83
Net unrealized appreciation from Portfolio	453,036

Total	$13,310,111

Class A Shares

Net Assets	$8,778,807
Shares Outstanding	837,794
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.48
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.00

Class C Shares

Net Assets	$2,962,649
Shares Outstanding	282,868
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.47

Class I Shares

Net Assets	$1,568,655
Shares Outstanding	149,672
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
April 30, 2010(1)

Investment Income

Interest allocated from Portfolio	$131,438
Expenses allocated from Portfolio	(18,024)

Total investment income from Portfolio	$113,414

Expenses

Distribution and service fees
Class A	$3,516
Class C	4,704
Trustees’ fees and expenses	292
Custodian fee	4,828
Transfer and dividend disbursing agent fees	496
Legal and accounting services	13,962
Printing and postage	5,536
Registration fees	47,031
Miscellaneous	8,548

Total expenses	$88,913

Deduct —
Allocation of expenses to affiliate	$80,387

Total expense reductions	$80,387

Net expenses	$8,526

Net investment income	$104,888

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$56

Net realized gain	$56

Change in unrealized appreciation (depreciation) —
Investments	$453,036

Net change in unrealized appreciation (depreciation)	$453,036

Net realized and unrealized gain	$453,092

Net increase in net assets from operations	$557,980

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

5

Eaton Vance Build America Bond Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	April 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$104,888
Net realized gain from investment transactions	56
Net change in unrealized appreciation (depreciation) from investments	453,036

Net increase in net assets from operations	$557,980

Distributions to shareholders —
From net investment income
Class A	$(61,733)
Class C	(17,080)
Class I	(25,992)

Total distributions to shareholders	$(104,805)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,643,083
Class C	2,924,524
Class I	1,523,750
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	51,309
Class C	11,607
Class I	1,075
Cost of shares redeemed
Class A	(213,930)
Class C	(66,740)
Class I	(17,742)

Net increase in net assets from Fund share transactions	$12,856,936

Net increase in net assets	$13,310,111

Net Assets

At beginning of period	$—

At end of period	$13,310,111

Accumulated undistributed net investment income included in net assets

At end of period	$83

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

6

Eaton Vance Build America Bond Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.198
Net realized and unrealized gain	0.442

Total income from operations	$0.640

Less Distributions

From net investment income	$(0.160)

Total distributions	$(0.160)

Net asset value — End of period	$10.480

Total Return(3)	6.44	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,779
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)(8)
Net investment income	4.30	%(7)
Portfolio Turnover of Portfolio	0	%(4)

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio and administrator subsidized certain operating expenses equal to 5.19% of average daily net assets for the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

7

Eaton Vance Build America Bond Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.169
Net realized and unrealized gain	0.443

Total income from operations	$0.612

Less Distributions

From net investment income	$(0.142)

Total distributions	$(0.142)

Net asset value — End of period	$10.470

Total Return(3)	6.16	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,963
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.70	%(7)(8)
Net investment income	3.67	%(7)
Portfolio Turnover of Portfolio	0	%(4)

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio and administrator subsidized certain operating expenses equal to 5.19% of average daily net assets for the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

8

Eaton Vance Build America Bond Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.169
Net realized and unrealized gain	0.473

Total income from operations	$0.642

Less Distributions

From net investment income	$(0.162)

Total distributions	$(0.162)

Net asset value — End of period	$10.480

Total Return(3)	6.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,569
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.70	%(7)(8)
Net investment income	3.70	%(7)
Portfolio Turnover of Portfolio	0	%(4)

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio and administrator subsidized certain operating expenses equal to 5.19% of average daily net assets for the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

9

Eaton Vance Build America Bond Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Build America Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 17, 2009. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Build America Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.2% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from November 17, 2009 to April 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The

10

Eaton Vance Build America Bond Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $80,387 of the Fund’s operating expenses for the period ended April 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended April 30, 2010, EVM earned $79 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,669 as its portion of the sales charge on sales of Class A shares for the period ended April 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended April 30, 2010 amounted to $3,516 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the period ended April 30, 2010, the Fund paid or accrued to EVD $3,543 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $177,000.

11

Eaton Vance Build America Bond Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period ended April 30, 2010 amounted to $1,161 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the period ended April 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Investment Transactions

For the period ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,826,912 and $1,151,306, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
April 30, 2010
Class A	(Unaudited)(1)

Sales	853,835
Issued to shareholders electing to receive payments of distributions in Fund shares	4,970
Redemptions	(21,011)

Net increase	837,794

Period Ended
April 30, 2010
Class C	(Unaudited)(1)

Sales	288,235
Issued to shareholders electing to receive payments of distributions in Fund shares	1,123
Redemptions	(6,490)

Net increase	282,868

Period Ended
April 30, 2010
Class I	(Unaudited)(1)

Sales	151,310
Issued to shareholders electing to receive payments of distributions in Fund shares	104
Redemptions	(1,742)

Net increase	149,672

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

12

Build America Bond Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 99.5%(1)

Principal Amount
(000’s omitted)	Security	Value

Education — 4.7%

$100	University of Michigan, 5.513%, 4/1/30	$104,484
125	University of Minnesota, 5.768%, 2/1/30	127,019
100	University of Texas, 5.262%, 7/1/39	99,608
260	University of Virginia, 6.20%, 9/1/39	298,025

		$629,136

General Obligations — 39.4%

$125	California, 7.95%, 3/1/36	$136,710
140	California, 7.55%, 4/1/39	156,274
100	Chicago, IL, 6.207%, 1/1/36	102,233
115	Commonwealth of Massachusetts, 5.456%, 12/1/39	120,489
550	Connecticut, 5.632%, 12/1/29	580,338
250	Dallas, TX, 5.613%, 2/15/30	254,875
75	Denver, CO, City & County School District No 1, 5.664%, 12/1/33	77,054
200	Detroit, MI, City School District, 7.747%, 5/1/39	223,626
150	Florida State Board of Education, 5.90%, 6/1/39	151,778
125	Hawaii, 5.53%, 2/1/30	126,189
250	Howard, MD, 5.55%, 2/15/30	262,297
250	Kauai, HI, 5.763%, 8/1/33	259,550
400	Montgomery County, PA, 6.03%, 9/1/39	411,008
75	New Hampshire, 5.50%, 3/1/29	79,065
400	New York, NY, 5.985%, 12/1/36	416,048
100	Norfolk, VA, 5.962%, 3/1/31	103,039
250	Ohio, 5.462%, 9/1/30	256,557
200	Oxford, MI, 6.50%, 5/1/39	203,082
400	Santa Monica, CA, Community College District, 6.763%, 8/1/34	419,944
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	405,220
250	Texas, 5.517%, 4/1/39	264,100
250	Washington, 5.481%, 8/1/39	260,477

		$5,269,953

Lease Revenue / Certificates of Participation — 4.2%

$375	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$409,335
150	Virginia Public Building Authority, Public Facilities Revenue, 5.75%, 8/1/30	151,140

		$560,475

Other Revenue — 3.9%

$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$260,945
250	Florida State Board of Education, 6.584%, 7/1/29	261,950

		$522,895

Public Power — 7.7%

$350	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	$368,900
250	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	255,562
400	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	407,524

		$1,031,986

Special Tax Revenue — 9.2%

$400	Central Puget Sound Regional Transportation Authority, WA, Sales & Use Tax Revenue, 5.491%, 11/1/39	$401,224
125	Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	127,850
100	District of Columbia, 5.591%, 12/1/34	102,440
125	Massachusetts School Building Authority, 5.715%, 8/15/39	129,398
450	New York Urban Development Corp., 5.77%, 3/15/39	463,936

		$1,224,848

Transportation — 7.7%

$100	Maryland Transportation Authority, 5.888%, 7/1/43	$104,155
420	New Jersey Turnpike Authority, 7.414%, 1/1/40	513,320
250	Oregon Department of Transportation, 5.834%, 11/15/34	264,300
150	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	151,471

		$1,033,246

Water and Sewer — 22.7%

$250	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$257,027
315	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	331,427
125	Cincinnati, OH, Water System Revenue, 6.458%, 12/1/34	131,539
400	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	426,160
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	104,815
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	388,611
400	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	408,188
350	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	362,467

See notes to financial statements

13

Build America Bond Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$200	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	$208,154
150	San Diego County, CA, Water Authority, 6.138%, 5/1/49	156,155
250	Washington County, OR, Clean Water Services, 5.801%, 10/1/35	261,630

		$3,036,173

Total Taxable Municipal Securities — 99.5%
(identified cost $12,849,707)		$13,308,712

Other Assets, Less Liabilities — 0.5%		$63,951

Net Assets — 100.0%		$13,372,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2010, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.7%
New York	10.1%
Others, representing less than 10% individually	76.7%

During the period ended April 30, 2010, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the period ended April 30, 2010 was $305 and $0, respectively.

(1)	Build America Bonds.

See notes to financial statements

14

Build America Bond Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $12,849,707)	$13,308,712
Cash	16,701
Interest receivable	181,247
Receivable from affiliate	7,931

Total assets	$13,514,591

Liabilities

Payable for investments purchased	$85,879
Payable to affiliates:
Investment adviser fee	6,764
Trustees’ fees	50
Accrued expenses	49,235

Total liabilities	$141,928

Net Assets applicable to investors’ interest in Portfolio	$13,372,663

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$12,913,658
Net unrealized appreciation	459,005

Total	$13,372,663

Statement of Operations

For the Period Ended
April 30, 2010(1)

Investment Income

Interest	$131,922
Interest allocated from affiliated investments	731
Expenses allocated from affiliated investments	(426)

Total investment income	$132,227

Expenses

Investment adviser fee	$15,425
Trustees’ fees and expenses	340
Custodian fee	18,984
Legal and accounting services	34,654
Miscellaneous	5,512

Total expenses	$74,915

Deduct —
Allocation of expenses to affiliates	$56,986

Total expense reductions	$56,986

Net expenses	$17,929

Net investment income	$114,298

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions allocated from affiliated investments	$58

Net realized gain	$58

Change in unrealized appreciation (depreciation) —
Investments	$459,005

Net change in unrealized appreciation (depreciation)	$459,005

Net realized and unrealized gain	$459,063

Net increase in net assets from operations	$573,361

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

15

Build America Bond Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	April 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$114,298
Net realized gain from investment transactions	58
Net change in unrealized appreciation (depreciation) from investments	459,005

Net increase in net assets from operations	$573,361

Capital transactions —
Contributions	$13,850,598
Withdrawals	(1,151,306)

Net increase from capital transactions	$12,699,292

Net increase in net assets	$13,272,653

Net Assets

At beginning of period	$100,010

At end of period	$13,372,663

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

16

Build America Bond Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.70	%(2)(3)
Net investment income	4.36	%(2)
Portfolio Turnover	0	%(4)

Total Return	6.57	%(4)

Net assets, end of period (000’s omitted)	$13,373

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

(2)	Annualized.

(3)	The investment adviser subsidized certain operating expenses equal to 2.17% of average daily net assets for the period from the start of business, November 17, 2009, to April 30, 2010.

(4)	Not annualized.

See notes to financial statements

17

Build America Bond Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Build America Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on October 19, 2009 and remained inactive until November 17, 2009 except for matters related to its organization, including the sale of initial interests of $105,010 and the expensing of $5,000 of organization costs. The Portfolio’s primary investment objective is current income and its secondary objective is capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Build America Bond Fund held an interest of 99.2% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities purchased with similar characteristics to determine the valuation for a security. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from November 17, 2009 to April 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

18

Build America Bond Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $1 billion, and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended April 30, 2010, the Portfolio’s investment adviser fee totaled $15,744 of which $319 was allocated from Cash Management Portfolio and $15,425 was paid or accrued directly by the Portfolio. For the period ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.60% (annualized) of the Portfolio’s average daily net assets. In addition, pursuant to voluntary expense reimbursement, BMR was allocated $56,986 of the Portfolio’s operating expenses for the period ended April 30, 2010.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the period ended April 30, 2010 aggregated $12,850,291 and $0, respectively.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

19

Build America Bond Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Aggregate cost	$12,850,525

Gross unrealized appreciation	$458,187
Gross unrealized depreciation	—

Net unrealized appreciation	$458,187

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended April 30, 2010.

6   Liquidity Risk

The ability of municipalities to issue Build America Bonds expires on December 31, 2010. If this ability is not extended beyond that date, the number of Build America Bonds available in the market will be limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$–	$13,308,712	$–	$13,308,712

Total Investments	$–	$13,308,712	$–	$13,308,712

20

Eaton Vance Build America Bond Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 19, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Build America Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Build America Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”). The Board reviewed information furnished for the October 19, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio;
•	Comparative information concerning fees charged by the Adviser and its affiliates for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by EVM and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the advisory agreement.

21

Eaton Vance Build America Bond Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in income securities, including municipal bonds. The Board noted the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Portfolio to share such benefits equitably.

22

Eaton Vance Build America Bond Fund

OFFICERS AND TRUSTEES

Eaton Vance Build America Bond Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Daniel R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

23

Eaton Vance Build America Bond Fund

OFFICERS AND TRUSTEES CONT’D

Build America Bond Portfolio

Officers
Cynthia J. Clemson
President

Craig R. Brandon
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

24

Investment Adviser of Build America Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Build America Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Build America Bond Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

4595-6/10	BABSRC

Semi annual Report April 30, 2010 EATON VANCE STRUCTURED EMERGING MARKETS FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
David Stein, Ph.D.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
•	Foreign equities had mixed results during the six months ending April 30, 2010, with some markets demonstrating fairly robust results, while others — most notably in the Euro zone — turned in much weaker showings.
•	Stocks in the developed markets of the Pacific Rim region had solid gains, as illustrated by the MSCI Pacific Index’s 7.73% gain, which was propelled in part by the upturn in the U.S. markets. Equity performance was fairly anemic for the developed world overall, however. The MSCI Europe, Australasia, Far East (EAFE) Index, a proxy for stock performance in the major economies of the world outside the U.S. and Canada, registered only a modest 2.48% return for the period, in large measure due to the weak performance of many European stocks. For example, the FTSE Eurotop 100 Index, which tracks the performance of the most actively traded and highly capitalized stocks in the pan-European region, had a negative return for the period, falling nearly 1.5%.[1] Much of the disappointing performance in Europe was a result of investor worries about the possibility of sovereign debt defaults in Greece and such other southern European countries as Italy, Portugal and Spain.
•	Emerging markets equities outperformed their counterparts in the developed world during the six months ending April 30, 2010, largely due to the growing concerns about the fiscal stability of several nations in the European Monetary Union. For the six-month period, the MSCI Emerging Markets Index (the Index) rose 12.37%.

•	Regionally, emerging markets in Asia generally performed well, although concerns about credit tightening in China held back economic activity in that area during the latter part of the period. Indonesia, Turkey and Mexico were notable outperformers in the Index.
•	The Index continued its streak of growth in consecutive quarters — although at a slower pace than in 2009 — easily besting its developed markets peer, the MSCI EAFE Index. To a large extent, this performance piggybacked on the positive momentum spurred by a host of foreign stimuli and other aid programs that helped coalesce investor confidence. The relative strength of emerging markets also reflected a renewed decoupling effect, where country-level returns moved more independently of each other than was the case during the global financial crisis of late 2008 and early 2009.
Management Discussion
•	For the six months ending April 30, 2010, the Fund recorded double-digit returns, outperforming the Index (its primary benchmark), while modestly lagging its secondary benchmark, the S&P/IFCI Emerging Markets Index, and its Lipper peer group. Top contributors to relative performance included a structural underweight and stock selection in China, selection in Russia, and a structural overweight in Mexico.

Total Return Performance
10/31/09 – 4/30/10

Class A2	13.06%
Class C2	12.67
Class I2	13.27
MSCI Emerging Markets Index[1]	12.37
S&P/IFCI Emerging Markets Index[1]	13.58
Lipper Emerging Markets Funds Average[1]	13.38
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010
INVESTMENT UPDATE
•	The Fund’s relative performance also had a boost from exposure to Estonia, which was not represented in the Index. After lagging other emerging markets that were quicker to recover in 2009, Estonia and other “frontier” markets came into the spotlight in the first few months of 2010. Reflecting the renewed interest in this space, intrigued institutional investors invested nearly $200 million in frontier market mutual funds in the first quarter of 2010.

•	Conversely, an underweighting in South Korea was the primary detractor from the Fund’s relative performance. Overweighted exposure to the frontier market country United Arab Emirates (UAE) — fresh off a major debt restructuring for emirate Dubai — was another drag on returns, as was the Fund’s exposure to Slovenia.
Top 10 Holdings1
By net assets

America Movil SAB de CV, Series L	1.3%
Teva Pharmaceutical Industries, Ltd. ADR	1.0
Samsung Electronics Co., Ltd.	0.9
MTN Group, Ltd.	0.9
OAO Gazprom ADR	0.9
Sberbank of Russian Federation	0.9
Petroleo Brasileiro SA, PFC Shares	0.7
Vale SA, PFC Shares	0.7
CEZ AS	0.6
OTP Bank Rt.	0.6

[1]	Top 10 Holdings represented 8.5% of the Fund’s net assets as of 4/30/10. Excludes cash equivalents.
Portfolio Composition
Regional Weightings2
By total common stocks

[2]	As a percentage of the Fund’s total common stocks as of 4/30/10.
Sector Weightings3
By net assets

[3]	As a percentage of the Fund’s net assets as of 4/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EAEMX	ECEMX	EIEMX

Average Annual Total Returns (at net asset value)

Six Months	13.06%	12.67%	13.27%
One Year	60.19	58.85	60.56
Life of Fund†	9.95	9.10	10.20

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	6.55%	11.67%	13.27%
One Year	50.91	57.85	60.56
Life of Fund†	8.26	9.10	10.20

†	Inception Dates For All Share Classes: 6/30/06

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered at net asset value. Absent expense limitations for certain periods by the adviser, the sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Expense Ratio	1.60%	2.35%	1.36%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Structured Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,130.60	$8.19
Class C	$1,000.00	$1,126.70	$12.08
Class I	$1,000.00	$1,132.70	$6.87

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.10	$7.75
Class C	$1,000.00	$1,013.40	$11.43
Class I	$1,000.00	$1,018.30	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A shares, 2.29% for Class C shares and 1.30% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009.

4

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value

Argentina — 0.8%

Banco Macro SA, Class B ADR	43,450	$1,216,600
BBVA Banco Frances SA ADR	57,188	396,885
Cresud SA ADR	157,930	2,215,758
Grupo Financiero Galicia SA, Class B ADR(1)	88,700	531,313
IRSA Inversiones y Representaciones SA GDR	39,010	495,817
MercadoLibre, Inc.(1)	47,400	2,389,908
Petrobras Energia SA ADR	67,925	1,101,743
Telecom Argentina SA, Class B ADR	119,360	2,333,488

		$10,681,512

Botswana — 0.5%

Barclays Bank of Botswana	723,650	$688,151
Botswana Insurance Holdings Ltd.	326,490	451,998
First National Bank of Botswana	4,730,800	1,798,531
Letshego	1,732,000	506,976
Sechaba Breweries Ltd.	1,113,200	2,055,084
Standard Chartered Bank	531,120	1,324,265

		$6,825,005

Brazil — 5.9%

AES Tiete SA, PFC Shares	32,900	$367,375
All America Latina Logistica SA (Units)(1)	137,200	1,248,672
Anhanguera Educacional Participacoes SA(1)	20,000	312,958
B2W Companhia Global do Varejo	16,970	374,595
Banco Bradesco SA, PFC Shares	188,865	3,456,232
Banco do Brasil SA	85,665	1,477,985
Banco do Estado do Rio Grande do Sul, PFC Shares	30,700	236,663
Banco Santander Brasil SA	81,000	936,166
BM&F Bovespa SA	270,351	1,788,601
BR Malls Participacoes SA(1)	22,000	280,213
Bradespar SA, PFC Shares	31,500	726,136
Brasil Telecom SA(1)	14,933	123,450
Brasil Telecom SA, PFC Shares(1)	59,801	383,937
Braskem SA, PFC Shares	46,960	339,587
BRF-Brasil Foods SA	118,240	1,544,109
Brookfield Incorporacoes SA	60,000	269,581
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	86,400	1,501,096
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	30,354	1,038,488
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	815	27,883
Cia de Bebidas das Americas, PFC Shares	33,758	3,291,223
Cia de Companhia de Concessoes Rodoviarias (CCR)	49,200	1,138,966
Cia de Saneamento Basico do Estado de Sao Paulo	28,220	541,915
Cia de Saneamento de Minas Gerais - Copasa MG	17,900	259,811
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	8,890	236,487
Cia Energetica de Minas Gerais, PFC Shares	86,354	1,368,648
Cia Energetica de Sao Paulo, PFC Shares	34,000	492,518
Cia Paranaense de Energia-Copel, PFC Shares	26,500	539,681
Cia Siderurgica Nacional SA (CSN)	82,000	1,522,773
Cielo SA	154,600	1,501,308
Contax Participacoes SA, PFC Shares	7,640	94,937
Cosan SA Industria e Comercio(1)	40,000	508,557
CPFL Energia SA	37,100	759,822
Cyrela Brazil Realty SA	46,000	555,731
Diagnosticos da America SA	45,200	392,648
Duratex SA	39,187	358,449
EDP-Energias do Brasil SA	17,900	343,429
Eletropaulo Metropolitana SA, Class B, PFC Shares	11,280	249,189
Empresa Brasileira de Aeronautica SA	147,100	863,179
Estacio Participacoes SA	13,900	159,931
Fertilizantes Fosfatados SA, PFC Shares	25,300	236,517
Fibria Celulose SA(1)	14,957	296,774
Gafisa SA	50,600	344,659
Gerdau SA, PFC Shares	73,200	1,198,067
Gol Linhas Aereas Inteligentes SA, PFC Shares	17,000	225,917
GVT Holding SA(1)	22,900	756,197
Hypermarcas SA(1)	50,500	697,253
Investimentos Itau SA, PFC Shares	335,395	2,313,468
Itau Unibanco Holding SA, PFC Shares	228,822	4,962,801
Itausa-Investimentos Itau SA	12,545	86,749
JBS SA(1)	128,400	603,497
LLX Logistica SA(1)	143,400	680,598
Localiza Rent a Car SA	38,100	427,413
Lojas Americanas SA, PFC Shares	97,370	724,288
Lojas Renner SA	28,700	710,132
Lupatech SA(1)	21,200	290,879
M Dias Branco SA	4,300	103,527
Marfrig Frigorificos e Comercio de Alimentos SA	59,655	625,979
Metalurgica Gerdau SA, PFC Shares	32,700	640,361
MRV Engenharia e Participacoes SA	56,400	399,091
Natura Cosmeticos SA	35,100	745,111
Net Servicos de Comunicacao SA, PFC Shares	42,836	505,185
OGX Petroleo e Gas Participacoes SA(1)	102,000	1,016,333
PDG Realty SA Empreendimentos e Participacoes	75,500	693,214
Petroleo Brasileiro SA	56,800	1,207,398
Petroleo Brasileiro SA, PFC Shares	496,100	9,361,185
Randon Participacoes SA, PFC Shares	31,800	176,174
Redecard SA	98,200	1,621,366
Rossi Residencial SA	39,800	294,221
Souza Cruz SA	14,600	562,750

See notes to financial statements

5

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Brazil (continued)

Suzano Papel e Celulose SA	29,300	$373,698
Tam SA, PFC Shares	14,800	262,241
Tele Norte Leste Participacoes SA	3,700	66,624
Tele Norte Leste Participacoes SA, PFC Shares	56,900	858,942
Telemar Norte Leste SA, PFC Shares	14,100	377,190
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	9,600	187,775
Tim Participacoes SA, PFC Shares	156,500	406,950
Totvs SA	7,098	487,968
Tractebel Energia SA	21,600	275,242
Transmissora Alianca de Energia Electrica SA	5,000	111,031
Ultrapar Participacoes SA, PFC Shares	15,746	742,800
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	30,525	985,335
Vale SA	47,300	1,444,919
Vale SA, PFC Shares	344,240	9,214,720
Vivo Participacoes SA, PFC Shares	36,175	961,476
Weg SA	92,300	942,514

		$81,819,458

Bulgaria — 0.2%

Bulgarian American Credit Bank JSCO(1)	5,700	$56,287
CB First Investment Bank AD(1)	235,000	382,562
Central Cooperative Bank AD(1)	227,900	195,167
Chimimport AD(1)	329,922	566,086
Corporate Commercial Bank AD(1)	10,400	457,709
Doverie Holding AD(1)	13,760	31,697
MonBat AD(1)	60,235	267,523
Petrol AD(1)	102,500	265,495
Sopharma AD(1)	354,600	980,603
Vivacom	44,690	97,351

		$3,300,480

Chile — 3.2%

Administradora de Fondos de Pensiones Provida SA	44,300	$139,571
AES Gener SA	1,010,500	445,909
Almendral SA	2,512,600	261,452
Antarchile SA, Series A	38,340	742,494
Banco de Chile	26,246,845	2,730,643
Banco de Chile ADR	2,580	161,508
Banco de Credito e Inversiones	39,113	1,616,676
Banco Santander Chile SA	35,379,810	2,249,800
Banmedica SA	76,180	95,418
Cap SA	42,012	1,351,961
Cencosud SA	501,531	2,053,673
Cia Cervecerias Unidas SA	89,490	767,377
Cia General de Electricidad SA	134,950	845,118
Cia SudAmericana de Vapores SA(1)	485,299	400,247
Colbun SA	3,335,910	854,949
Corpbanca SA	58,054,570	528,023
Embotelladora Andina SA, Class B, PFC Shares	170,541	622,748
Empresa Nacional de Electricidad SA	1,671,563	2,596,165
Empresas CMPC SA	54,960	2,340,526
Empresas Copec SA	262,576	4,199,040
Empresas La Polar SA	165,200	964,555
Enersis SA	6,518,821	2,606,523
ENTEL SA	51,500	729,306
Grupo Security SA	1,212,785	373,920
Invercap SA	19,700	182,214
Inversiones Aguas Metropolitanas SA	306,600	401,750
Lan Airlines SA	100,895	1,924,772
Madeco SA	5,047,652	296,177
Minera Valparaiso SA	12,324	391,841
Parque Arauco SA	452,000	613,961
Quinenco SA	162,900	420,630
Ripley Corp. SA	264,000	235,023
S.A.C.I. Falabella SA	619,700	3,921,562
Salfacorp SA	355,500	787,793
Sigdo Koppers SA	176,300	168,164
SM-Chile SA, Class B	2,424,500	443,834
Sociedad de Inversiones Oro Blanco SA	13,300,000	208,918
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	389,059
Sociedad Quimica y Minera de Chile SA, Series B	53,040	1,921,480
Socovesa SA	575,700	265,125
Sonda SA	381,500	594,727
Vina Concha y Toro SA	369,122	817,979

		$43,662,611

China — 6.0%

Agile Property Holdings, Ltd.	200,000	$231,465
Air China, Ltd., Class H(1)	520,000	573,949
Alibaba.com Ltd.	161,000	306,699
Aluminum Corp. of China Ltd., Class H(1)	648,000	631,818
American Oriental Bioengineering, Inc.(1)	21,600	87,480
Angang Steel Co., Ltd., Class H	214,000	330,094
Anhui Conch Cement Co., Ltd., Class H	116,000	371,132
Anta Sports Products, Ltd.	238,000	424,313
Baidu, Inc. ADR(1)	3,870	2,667,591
Bank of China, Ltd., Class H	5,077,000	2,613,562
Bank of Communications, Ltd., Class H	381,000	433,925
Beijing Capital International Airport Co., Ltd., Class H(1)	310,000	186,487
Beijing Enterprises Holdings, Ltd.	69,000	446,301
BOC Hong Kong Holdings, Ltd.	127,500	305,789
BYD Co., Ltd., Class H	74,200	657,422

See notes to financial statements

6

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

China (continued)

BYD Electronic Co., Ltd.(1)	415,000	$295,798
Chaoda Modern Agriculture Holdings, Ltd.	519,958	592,497
China Agri-Industries Holdings, Ltd.	453,000	592,349
China Bluechemical, Ltd., Class H	468,000	292,929
China CITIC Bank, Class H	631,000	412,413
China Coal Energy Co., Class H	476,000	717,093
China Communications Construction Co., Ltd., Class H	481,000	452,910
China Communications Services Corp., Ltd., Class H	378,000	189,787
China Construction Bank, Class H	2,969,000	2,414,797
China COSCO Holdings Co., Ltd., Class H	430,975	546,693
China Dongxiang Group Co.	634,000	429,525
China Eastern Airlines Corp., Ltd., Class H(1)	686,000	385,847
China Everbright International, Ltd.	631,000	311,485
China Everbright, Ltd.	100,000	246,850
China Green (Holdings), Ltd.	72,000	83,924
China High Speed Transmission Equipment Group Co., Ltd.	124,000	293,554
China International Marine Containers Co., Ltd., Class B	146,472	185,154
China Life Insurance Co., Ltd., Class H	645,000	2,965,746
China Longyuan Power Group Corp., Class H(1)	480,000	509,418
China Medical Technologies, Inc. ADR	9,700	134,636
China Mengniu Dairy Co., Ltd.(1)	297,000	890,950
China Merchants Bank Co., Ltd., Class H	603,024	1,482,862
China Merchants Holdings International Co., Ltd.	154,000	534,967
China Minsheng Banking Corp, Ltd., Class H(1)	336,000	359,695
China Mobile, Ltd.	772,500	7,571,822
China National Building Material Co., Ltd., Class H	122,000	200,569
China National Materials Co., Ltd., Class H	180,000	116,748
China Oilfield Services, Ltd., Class H	290,000	405,868
China Overseas Land & Investment, Ltd.	362,160	705,967
China Petroleum & Chemical Corp., Class H	2,173,000	1,742,308
China Pharmaceutical Group, Ltd.	524,000	382,398
China Railway Construction Corp., Class H	171,000	212,676
China Railway Group, Ltd., Class H(1)	738,000	508,714
China Resources Enterprise, Ltd.	202,000	712,662
China Resources Gas Group, Ltd.	164,000	244,617
China Resources Land, Ltd.	124,000	226,899
China Resources Power Holdings Co., Ltd.	237,600	483,497
China Shenhua Energy Co., Ltd., Class H	328,000	1,407,486
China Shipping Container Lines Co., Ltd., Class H(1)	568,000	235,738
China Shipping Development Co., Ltd., Class H	218,000	325,434
China Southern Airlines Co., Ltd., Class H(1)	874,000	447,406
China Taiping Insurance Holdings Co., Ltd.(1)	101,000	334,277
China Telecom Corp., Ltd., Class H	2,624,000	1,203,866
China Travel International Investment Hong Kong, Ltd.	468,000	115,540
China Unicom, Ltd.	888,372	1,105,414
China Vanke Co., Ltd., Class B	445,120	431,285
China Yurun Food Group, Ltd.	214,000	653,020
China Zhongwang Holdings, Ltd.(1)	464,000	398,911
Chongqing Changan Automobile Co., Ltd., Class B	212,136	182,958
Citic Pacific, Ltd.	205,000	446,393
CNOOC, Ltd.	1,821,000	3,198,457
Cosco Pacific, Ltd.	198,000	266,974
Country Garden Holdings Co.	626,000	191,745
Ctrip.com International, Ltd. ADR(1)	27,000	986,040
Datang International Power Generation Co., Ltd., Class H	946,000	395,493
Dazhong Transportation Group Co., Ltd., Class B	84,750	64,055
Denway Motors, Ltd.	984,000	579,185
Dongfeng Motor Corp., Class H	664,000	943,044
Fibrechem Technologies, Ltd.(1)(2)	100,200	0
Focus Media Holding, Ltd. ADR(1)	33,500	562,130
FU JI Food & Catering Services(1)(2)	83,000	0
Global Bio-chem Technology Group Co., Ltd.	1,000,000	229,147
Golden Eagle Retail Group, Ltd.	168,000	323,618
Guangdong Investment, Ltd.	352,000	182,098
Guangzhou R&F Properties Co., Ltd., Class H	162,400	212,149
Harbin Power Equipment Co., Ltd., Class H	248,000	194,048
Hengdeli Holdings, Ltd.(1)	718,000	297,562
Huaneng Power International, Inc., Class H	512,000	294,231
Industrial & Commercial Bank of China, Ltd., Class H	4,338,000	3,161,740
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,000	96,908
Inner Mongolia Yitai Coal Co., Ltd., Class B	99,600	545,665
Jiangsu Expressway Co., Ltd., Class H	360,000	335,255
Jiangxi Copper Co., Ltd., Class H	174,000	364,960
Kingboard Chemical Holdings, Ltd.	129,000	694,860
Konka Group Co., Ltd., Class B	303,800	127,213
Kunlun Energy Co., Ltd.	390,000	515,908
Lenovo Group, Ltd.	512,000	377,453
Li Ning Co., Ltd.	192,500	740,035
Maanshan Iron & Steel Co., Ltd., Class H(1)	608,000	318,941
Metallurgical Corp. of China, Ltd., Class H(1)	470,000	242,408
Mindray Medical International, Ltd. ADR	10,300	393,460
NetEase.com, Inc. ADR(1)	21,200	739,244
New Oriental Education & Technology Group Inc. ADR(1)	7,400	692,418
Nine Dragons Paper Holdings, Ltd.	181,000	305,327
Parkson Retail Group, Ltd.	345,000	559,077
PetroChina Co., Ltd., Class H	2,562,000	2,950,306
PICC Property & Casualty Co., Ltd., Class H(1)	360,000	341,782
Ping An Insurance (Group) Co. of China, Ltd., Class H	127,000	1,083,222
Poly (Hong Kong) Investments, Ltd.	345,000	339,761
Ports Design, Ltd.	139,500	341,948

See notes to financial statements

7

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

China (continued)

Semiconductor Manufacturing International Corp.(1)	2,900,000	$311,569
Shanda Interactive Entertainment, Ltd. ADR(1)	5,800	262,972
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	124,000	583,579
Shanghai Electric Group Co., Ltd., Class H	640,000	305,252
Shanghai Friendship Group, Inc. Co., Class B	48,620	70,336
Shanghai Industrial Holdings, Ltd.	53,000	229,657
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	404,000	125,450
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B	224,250	137,574
Shimao Property Holdings, Ltd.	217,000	329,910
SINA Corp.(1)	11,500	422,050
Sino-Ocean Land Holdings, Ltd.	195,000	149,991
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	854,000	327,867
Sinotrans Shipping, Ltd.	512,000	231,388
Sinotruk Hong Kong, Ltd.	239,500	231,891
Sohu.com, Inc.(1)	5,300	255,195
Suntech Power Holdings Co., Ltd. ADR(1)	27,000	367,200
Tencent Holdings, Ltd.	112,800	2,329,862
Tingyi (Cayman Islands) Holding Corp.	334,000	829,739
Tsingtao Brewery Co., Ltd., Class H	76,000	376,395
Want Want China Holdings, Ltd.	1,231,000	921,043
Weichai Power Co., Ltd., Class H	34,000	279,106
Wumart Stores, Inc., Class H	55,000	117,524
Yangzijiang Shipbuilding Holdings, Ltd.	355,000	344,849
Yantai Changyu Pioneer Wine Co., Ltd., Class B	50,200	427,377
Yanzhou Coal Mining Co., Ltd., Class H	260,000	723,231
Zhejiang Expressway Co., Ltd., Class H	210,000	196,155
Zijin Mining Group Co., Ltd., Class H	672,000	522,002
ZTE Corp., Class H	173,628	623,085

		$82,612,495

Colombia — 1.5%

Almacenes Exito SA	155,206	$1,402,454
Banco de Bogota	15,680	318,953
Bancolombia SA ADR, PFC Shares	60,100	2,809,074
Bolsa de Valores de Colombia	16,150,000	304,577
Cementos Argos SA	114,660	675,091
Cia Colombiana de Inversiones SA	202,370	639,194
Cia de Cemento Argos SA	188,400	1,868,016
Corporacion Financiera Colombiana SA	37,107	565,887
Ecopetrol SA	1,714,340	2,422,646
Empresa de Telecommunicaciones de Bogota SA	1,259,380	743,424
Grupo Aval Acciones y Valores SA	2,085,300	1,001,831
Grupo de Inversiones Suramericana	72,700	1,104,285
Grupo Nacional de Chocolates SA	204,105	2,276,179
Interconexion Electrica SA	354,750	2,353,396
ISAGEN SA ESP	951,200	1,135,159
Proenergia Internacional(1)(2)	4,360	0
Promigas SA	4,360	78,438
Textiles Fabricato Tejicondor SA(1)	36,122,860	559,400

		$20,258,004

Croatia — 0.8%

Adris Grupa DD, PFC Shares	27,109	$1,504,730
Atlantska Plovidba DD(1)	5,167	953,582
Dalekovod DD(1)	4,050	276,532
Ericsson Nikola Tesla	2,660	806,464
Hrvatski Telekom DD	81,765	4,108,857
INA Industrija Nafte DD(1)	4,093	1,342,175
Institut IGH DD	705	344,870
Koncar-Elektroindustrija DD(1)	3,419	297,841
Petrokemija DD(1)	7,400	180,048
Podravka Prehrambena Industrija DD(1)	9,045	552,257
Privredna Banka Zagreb DD	3,177	348,441

		$10,715,797

Czech Republic — 1.6%

CEZ AS	177,760	$8,523,686
Komercni Banka AS	24,564	5,041,545
New World Resources NV, Class A(1)	242,500	3,387,664
Philip Morris CR AS	1,713	802,120
Telefonica 02 Czech Republic AS	93,404	2,070,300
Unipetrol AS(1)	156,323	1,644,973

		$21,470,288

Egypt — 1.6%

Alexandria Mineral Oils Co.	7,520	$60,144
Arab Cotton Ginning(1)	677,080	492,026
Commercial International Bank	189,702	2,547,635
Eastern Tobacco	39,704	906,028
Egypt Kuwaiti Holding Co.	391,179	887,056
Egyptian Electrical Cables(1)	1,131,000	247,473
Egyptian Financial & Industrial Co.	87,400	355,139
Egyptian Financial Group-Hermes Holding SAE	173,671	1,115,261
Egyptian for Tourism Resorts(1)	840,150	438,311
Egyptian International Pharmaceutical Industrial Co.	23,900	156,898
El Ezz Aldekhela Steel Alexa Co.	2,400	462,464
El Sewedy Cables Holding Co.	35,673	476,385
El Watany Bank of Egypt	12,400	68,591
Ezz Steel	290,345	1,204,816
Maridive & Oil Services SAE	187,000	865,279
Medinet Nasr for Housing	62,775	400,107
Misr Beni Suef Cement Co.	5,940	194,474

See notes to financial statements

8

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Egypt (continued)

MobiNil-Egyptian Co. for Mobil Services	18,800	$649,260
National Societe General Bank	38,700	258,883
Olympic Group Financial Investments	119,400	658,120
Orascom Construction Industries (OCI)	73,822	3,593,772
Orascom Telecom Holding SAE	2,124,011	2,756,126
Oriental Weavers Co.	65,799	461,533
Palm Hills Developments SAE(1)	157,500	177,598
Pioneers Holding	119,000	110,051
Sidi Kerir Petrochemicals Co.	334,300	848,655
Six of October Development & Investment Co.(1)	17,871	294,024
South Valley Cement(1)	226,702	305,225
Suez Cement Co.	10,700	76,227
Talaat Moustafa Group(1)	389,300	587,328
Telecom Egypt	281,684	935,934

		$22,590,823

Estonia — 0.9%

AS Merko Ehitus	105,168	$1,140,746
AS Nordecon International	259,200	646,660
AS Olympic Entertainment Group(1)	1,319,390	2,566,523
AS Tallink Group, Ltd.(1)	5,649,652	5,104,095
AS Tallinna Kaubamaja	223,840	1,490,108
AS Tallinna Vesi	58,790	854,758

		$11,802,890

Ghana — 0.2%

Aluworks Ghana, Ltd.(1)	457,409	$129,486
CAL Bank, Ltd.	1,298,010	211,283
Cocoa Processing Co., Ltd.(1)	269,722	5,727
Ghana Commercial Bank, Ltd.	1,453,841	1,162,661
HFC Bank Ghana, Ltd.	1,235,326	524,554
Produce Buying Co., Ltd.	582,428	57,707
Standard Chartered Bank of Ghana, Ltd.	24,700	694,152

		$2,785,570

Hungary — 1.5%

EGIS Rt.	3,964	$415,634
Magyar Telekom Rt.	802,020	2,853,723
MOL Hungarian Oil & Gas Rt.(1)	47,000	4,759,186
OTP Bank Rt.(1)	232,300	8,165,686
Richter Gedeon Rt.	18,960	4,022,118

		$20,216,347

India — 6.3%

ABB, Ltd.	19,900	$353,748
ACC, Ltd.	20,570	419,692
Adani Enterprises, Ltd.	31,400	392,915
Aditya Birla Nuvo, Ltd.	17,702	325,456
Amtek Auto, Ltd.	67,500	279,770
Areva T&D India, Ltd.	34,500	208,380
Asian Paints, Ltd.	8,730	408,055
Axis Bank, Ltd.	43,400	1,226,875
Bajaj Auto, Ltd.	13,280	630,197
Bajaj Hindusthan, Ltd.	40,000	111,483
Bank of Baroda	27,960	429,860
Bank of India	64,300	546,740
Bharat Forge, Ltd.	63,650	391,669
Bharat Heavy Electricals, Ltd.	24,640	1,368,696
Bharat Petroleum Corp., Ltd.	22,500	263,282
Bharti Airtel, Ltd.	603,860	4,065,418
Cairn India, Ltd.(1)	79,000	555,372
Canara Bank, Ltd.	12,400	119,357
Cipla, Ltd.	95,010	729,179
Colgate-Palmolive (India), Ltd.	9,000	150,886
Container Corp. of India, Ltd.	14,760	430,806
Crompton Greaves, Ltd.	29,400	174,570
Dabur India, Ltd.	72,200	290,507
Deccan Chronicle Holdings, Ltd.	27,600	93,097
Divi’s Laboratories, Ltd.	27,400	413,467
DLF, Ltd.	65,600	456,871
Dr. Reddy’s Laboratories, Ltd.	31,820	904,670
Educomp Solutions, Ltd.	24,565	376,507
Essar Oil, Ltd.(1)	102,130	318,154
Financial Technologies India, Ltd.	7,400	255,395
Gail India, Ltd.	165,350	1,583,801
GlaxoSmithKline Pharmaceuticals, Ltd.	4,480	192,304
Glenmark Pharmaceuticals, Ltd.	44,960	271,515
GMR Infrastructure(1)	456,000	677,813
Grasim Industries, Ltd.	6,730	411,929
Gujarat Ambuja Cements, Ltd.	155,800	419,506
Gujarat State Petronet, Ltd.	144,200	306,439
GVK Power & Infrastructure, Ltd.(1)	180,000	181,609
HCL Technologies, Ltd.	52,900	464,571
HDFC Bank, Ltd.	48,624	2,159,485
Hero Honda Motors, Ltd.	27,600	1,181,236
Hindalco Industries, Ltd.	90,810	360,393
Hindustan Unilever, Ltd.	343,800	1,841,225
Hindustan Zinc, Ltd.	6,840	190,263
Housing Development & Infrastructure, Ltd.(1)	29,714	178,966
Housing Development Finance Corp., Ltd.	50,200	3,165,241
ICICI Bank, Ltd.	125,670	2,655,015
Idea Cellular, Ltd.(1)	481,500	659,214

See notes to financial statements

9

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

India (continued)

IFCI, Ltd.	308,000	$364,123
Indiabulls Financial Services, Ltd.	74,200	257,975
Indiabulls Real Estate, Ltd.(1)	91,700	346,527
Indian Hotels Co., Ltd.	164,280	395,656
Indian Oil Corp., Ltd.	110,600	736,157
Infosys Technologies, Ltd.	89,600	5,449,579
Infosys Technologies, Ltd. ADR	3,800	227,544
Infrastructure Development Finance Co., Ltd.	240,600	915,567
ITC, Ltd.	276,530	1,650,542
IVRCL Infrastructures & Projects, Ltd.	191,600	772,977
Jaiprakash Associates, Ltd.	236,700	777,371
Jindal Steel & Power, Ltd.	77,700	1,295,966
JSW Steel, Ltd.	18,600	510,316
Kotak Mahindra Bank, Ltd.	59,100	969,729
Lanco Infratech, Ltd.(1)	139,000	198,631
Larsen & Toubro, Ltd.	36,360	1,308,580
LIC Housing Finance, Ltd.	16,000	341,779
Lupin, Ltd.	11,700	450,428
Mahindra & Mahindra, Ltd.	106,960	1,271,906
Maruti Suzuki India, Ltd.	25,450	728,143
Mphasis, Ltd.	14,800	225,414
Mundra Port & Special Economic Zone, Ltd.	43,900	724,675
Nestle India, Ltd.	9,530	591,597
Nicholas Piramal India, Ltd.	32,000	383,755
NTPC, Ltd.	415,600	1,945,653
Oil & Natural Gas Corp., Ltd.	100,170	2,366,427
Power Grid Corp. of India, Ltd.	298,700	736,663
Punj Lloyd, Ltd.	36,200	133,154
Ranbaxy Laboratories, Ltd.(1)	54,560	541,290
Reliance Capital, Ltd.	36,835	605,433
Reliance Communications, Ltd.	363,760	1,328,307
Reliance Industries, Ltd.	284,838	6,573,757
Reliance Infrastructure, Ltd.	53,400	1,348,116
Reliance Natural Resources, Ltd.(1)	207,800	325,488
Reliance Power, Ltd.(1)	214,800	775,111
Satyam Computer Services, Ltd.(1)	144,150	304,234
Sesa Goa, Ltd.	72,800	695,596
Shree Renuka Sugars, Ltd.	283,600	391,967
Siemens India, Ltd.	29,380	470,688
State Bank of India	12,000	617,873
State Bank of India GDR	9,600	977,315
Steel Authority of India, Ltd.	155,400	761,522
Sterlite Industries (India), Ltd.	49,280	905,394
Sun Pharmaceuticals Industries, Ltd.	22,200	787,694
Sun TV Network, Ltd.	43,800	413,264
Suzlon Energy, Ltd.(1)	78,150	119,861
Tata Communications, Ltd.	31,000	187,372
Tata Consultancy Services, Ltd.	99,700	1,704,673
Tata Motors, Ltd.	43,550	844,809
Tata Power Co., Ltd.	39,290	1,187,376
Tata Steel, Ltd.	38,896	536,777
Tata Tea, Ltd.	11,800	282,703
Tata Teleservices Maharashtra, Ltd.(1)	365,500	190,744
Titan Industries, Ltd.	3,300	157,099
Torrent Power, Ltd.	44,700	301,864
Unitech, Ltd.	362,100	683,306
United Spirits, Ltd.	27,500	776,436
Voltas, Ltd.	39,000	157,090
Wipro, Ltd.	68,000	1,023,015
Yes Bank, Ltd.(1)	48,900	312,120
Zee Entertainment Enterprises, Ltd.	73,557	501,186

		$86,457,913

Indonesia — 3.0%

Adaro Energy PT	6,000,000	$1,438,200
AKR Corporindo Tbk PT	861,500	97,370
Aneka Tambang Tbk PT	2,434,000	648,137
Astra Argo Lestari Tbk PT	321,000	779,452
Astra International Tbk PT	1,254,200	6,481,153
Bakrie & Brothers Tbk PT(1)	78,245,500	595,670
Bakrie Sumatera Plantations Tbk PT	556,500	30,196
Bank Central Asia Tbk PT	5,509,500	3,297,978
Bank Danamon Indonesia Tbk PT	2,004,803	1,271,736
Bank Mandiri Tbk PT	3,135,500	1,985,774
Bank Pan Indonesia Tbk PT(1)	1,456,500	203,310
Bank Rakyat Indonesia PT	2,407,500	2,356,343
Barito Pacific Tbk PT(1)	665,800	91,604
Bumi Resources Tbk PT	11,727,000	3,009,616
Energi Mega Persada Tbk PT(1)	1,550,700	24,877
Gudang Garam Tbk PT	179,000	543,115
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	259,599
Indo Tambangraya Megah Tbk PT	221,500	948,157
Indocement Tunggal Prakarsa Tbk PT	167,000	289,374
Indofood Sukses Makmur Tbk PT	2,314,000	987,257
Indosat Tbk PT	1,134,000	735,598
International Nickel Indonesia Tbk PT	1,665,500	904,226
Kalbe Farma Tbk PT	1,745,500	397,832
Lippo Karawaci Tbk PT(1)	10,273,500	661,042
Medco Energi Internasional Tbk PT	2,095,000	674,428
Perusahaan Gas Negara PT	6,120,000	2,748,565
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	155,500	164,531
Semen Gresik (Persero) Tbk PT	301,000	271,038
Tambang Batubara Bukit Asam Tbk PT	404,500	823,330
Telekomunikasi Indonesia Tbk PT	5,200,000	4,489,140

See notes to financial statements

10

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Indonesia (continued)

Unilever Indonesia Tbk PT	711,800	$1,085,371
United Tractors Tbk PT	1,577,000	3,370,244

		$41,664,263

Israel — 2.6%

Alony Hetz Properties & Investments, Ltd.	18,100	$77,355
Avner Oil & Gas, Ltd.(1)	850,000	355,679
Bank Hapoalim B.M.(1)	354,331	1,426,592
Bank Leumi Le-Israel(1)	432,508	1,846,971
Bezeq Israeli Telecommunication Corp., Ltd.	652,135	1,592,710
Cellcom Israel, Ltd.	26,200	793,860
Check Point Software Technologies, Ltd.(1)	62,406	2,222,902
Clal Industries, Ltd.	14,400	100,359
Delek Group, Ltd.	2,130	462,935
Discount Investment Corp.	16,400	377,096
Elbit Systems, Ltd.	9,950	610,084
EZchip Semiconductor, Ltd.(1)	6,700	130,415
Frutarom	8,107	72,107
Gazit Globe (1982), Ltd.	12,000	122,568
Gilat Satellite Networks, Ltd.(1)	11,760	71,266
Harel Insurance Investments & Financial Services, Ltd.(1)	11,680	633,831
Housing & Construction Holdings, Ltd.	118,000	240,159
IDB Holding Corp., Ltd.	2,900	87,941
Israel Chemicals, Ltd.	235,061	2,813,552
Israel Corp., Ltd.(1)	1,635	1,288,281
Israel Discount Bank, Ltd., Series A(1)	346,200	706,235
Isramco Negev 2, LP(1)	4,054,600	574,225
Koor Industries, Ltd.	8,510	213,987
Makhteshim-Agan Industries, Ltd.	104,897	440,294
Mellanox Technologies, Ltd.(1)	4,200	105,913
Menorah Mivtachim Holdings, Ltd.(1)	6,900	91,070
Migdal Insurance & Financial Holdings, Ltd.	242,000	490,677
Mizrahi Tefahot Bank, Ltd.(1)	61,040	542,757
Ness Technologies, Inc.(1)	17,200	111,284
NICE Systems, Ltd.(1)	31,123	992,905
Oil Refineries, Ltd.	855,300	529,072
Orbotech, Ltd.(1)	20,000	242,000
Ormat Industries, Ltd.	27,300	217,495
Osem Investment, Ltd.	19,544	290,729
Partner Communications Co., Ltd.	41,300	810,360
Paz Oil Co., Ltd.	2,100	315,341
Strauss Group, Ltd.	23,300	356,259
Supersol, Ltd.	26,000	153,360
Teva Pharmaceutical Industries, Ltd. ADR	233,004	13,684,325

		$36,194,951

Jordan — 0.8%

Arab Bank PLC	302,445	$4,898,914
Arab Potash Co. PLC	39,780	1,950,430
Capital Bank of Jordan(1)	185,557	435,217
Jordan Petroleum Refinery	43,400	437,579
Jordan Phosphate Mines	15,900	399,260
Jordan Steel	57,402	235,534
Jordan Telecom Corp.	70,200	513,792
Jordanian Electric Power Co.	132,946	700,413
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	69,800	80,870
Taameer Jordan Co.(1)	613,805	718,004
United Arab Investors(1)	335,925	446,020

		$10,816,033

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	203,200	$3,767,359
Halyk Savings Bank of Kazakhstan JSC GDR(1)	26,000	248,300
Kazakhmys PLC	162,000	3,432,080
KazMunaiGas Exploration Production GDR	134,100	3,278,915

		$10,726,654

Kenya — 0.8%

Athi River Mining, Ltd.	78,100	$116,341
Bamburi Cement Co., Ltd.	172,700	445,172
Barclays Bank of Kenya, Ltd.	716,965	538,652
East African Breweries, Ltd.	1,013,280	2,231,316
Equity Bank, Ltd.	6,955,500	1,666,797
KenolKobil, Ltd.	409,000	445,026
Kenya Airways, Ltd.	665,800	491,588
Kenya Commercial Bank, Ltd.	4,060,300	1,209,675
Kenya Electricity Generating Co., Ltd.	2,321,100	481,057
Kenya Power & Lighting, Ltd.	83,900	196,708
Mumias Sugar Co., Ltd.	1,849,900	312,710
Nation Media Group, Ltd.	206,200	380,936
Safaricom, Ltd.	34,362,672	2,626,163
Standard Chartered Bank Kenya, Ltd.	62,800	161,960

		$11,304,101

Kuwait — 1.6%

Aerated Concrete Industries Co.	189,000	$229,210
Agility(1)	225,000	485,376
Ahli United Bank(1)	150,000	265,073
Al Qurain Petrochemicals Co.(1)	360,000	246,718
Al Safat Energy Holding Co. KSCC(1)	640,000	196,147
Al Safat Investment Co.(1)	640,000	299,310
Al Safwa Group Co.(1)	2,320,000	426,057

See notes to financial statements

11

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Kuwait (continued)

Al-Deera Holding Co.(1)	700,000	$235,817
Boubyan Bank KSC(1)	360,000	661,123
Boubyan Petrochemicals Co.	620,000	1,133,556
Burgan Bank SAK(1)	263,758	319,873
Burgan Co. for Well Drilling, Trading & Maintenance KSCC	75,250	135,586
Combined Group Contracting Co.	55,000	329,695
Commercial Bank of Kuwait SAK(1)	280,000	882,883
Commercial Real Estate Co. KSCC(1)	1,226,862	362,434
Global Investment House KSCC(1)	527,500	171,640
Gulf Bank(1)	540,000	729,730
Gulf Cable & Electrical Industries	92,500	544,872
Kuwait Gulf Link Transport(1)	170,000	153,374
Kuwait Finance House KSC	423,468	1,523,970
Kuwait Foods Co. (Americana)	125,000	649,688
Kuwait International Bank(1)	154,000	119,529
Kuwait Pipes Industries & Oil Services Co.(1)	220,000	289,674
Kuwait Portland Cement Co.	40,000	213,444
Kuwait Projects Co. Holdings KSC	220,500	324,714
Kuwait Real Estate Co.(1)	920,000	242,793
Mabanee Co. SAKC	152,350	349,852
Mena Holding Group(1)	180,000	174,636
Mobile Telecommunications Co.(1)	1,065,000	4,799,131
National Bank of Kuwait SAK	631,525	2,713,413
National Industries Group Holding(1)	1,215,000	1,571,682
National Investment Co.(1)	270,000	344,660
National Mobile Telecommunication Co. KSC	40,000	238,392
National Ranges Co.(1)	2,960,000	333,887
National Real Estate Co.(1)	210,000	155,717
Sultan Center Food Products Co.(1)	460,000	315,593

		$22,169,249

Latvia — 0.1%

Grindeks(1)	42,000	$505,210
Latvian Shipping Co.(1)	735,000	553,412

		$1,058,622

Lebanon — 0.3%

Solidere	83,555	$1,920,934
Solidere GDR(3)	98,600	2,224,004

		$4,144,938

Lithuania — 0.2%

Apranga PVA(1)	278,536	$428,029
Invalda PVA(1)	19,100	23,072
Klaipedos Nafta PVA	1,345,900	611,199
Lietuvos Dujos	31,900	28,205
Lietuvos Energija(1)	42,400	35,286
Pieno Zvaigzdes	63,600	92,620
Rokiskio Suris(1)	69,800	91,286
Rytu Skirstomieji Tinklai(1)	88,200	76,339
Sanitas(1)	55,400	284,532
Siauliu Bankas(1)	774,861	320,053
Ukio Bankas Commercial Bank(1)	1,672,935	709,938

		$2,700,559

Malaysia — 3.1%

Airasia Bhd(1)	915,300	$385,634
Alliance Financial Group Bhd	385,700	375,934
AMMB Holdings Bhd	459,200	712,993
Astro All Asia Networks PLC	414,000	545,213
Batu Kawan Bhd	90,500	303,410
Berjaya Corp. Bhd	1,574,600	836,759
Berjaya Sports Toto Bhd	297,214	424,230
British American Tobacco Malaysia Bhd	71,000	977,242
Bursa Malaysia Bhd	131,700	315,226
CIMB Group Holdings Bhd	429,600	1,902,266
Dialog Group Bhd	316,873	106,021
Digi.com Bhd	121,300	863,032
EON Capital Bhd	118,600	262,468
Gamuda Bhd	1,378,500	1,289,977
Genting Bhd	746,600	1,614,029
Genting Plantations Bhd	163,400	346,554
Hong Leong Bank Bhd	178,000	483,799
Hong Leong Financial Group Bhd	145,000	393,520
IGB Corp. Bhd	173,500	99,314
IJM Corp. Bhd	645,490	993,849
IOI Corp. Bhd	1,206,718	2,048,221
Kencana Petroleum Bhd	1,001,334	489,649
Kinsteel Bhd	202,200	63,293
KNM Group Bhd(1)	4,983,800	827,115
Kuala Lumpur Kepong Bhd	198,300	1,022,942
Kulim (Malaysia) Bhd	141,000	325,997
Lafarge Malayan Cement Bhd	438,750	929,993
Lion Industries Corp. Bhd	540,300	295,572
Malayan Banking Bhd	727,487	1,736,914
Malaysia Airports Holdings Bhd	170,800	264,473
Malaysian Airline System Bhd(1)	165,733	112,284
Malaysian Bulk Carriers Bhd	102,200	99,171
Malaysian Resources Corp. Bhd(1)	1,423,500	691,263
Maxis Bhd	700,000	1,165,154
MISC Bhd	380,400	1,062,271
MMC Corp. Bhd	540,000	419,258

See notes to financial statements

12

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Malaysia (continued)

Multi-Purpose Holdings Bhd	565,440	$398,548
Parkson Holdings Bhd	207,090	375,529
Petronas Dagangan Bhd	366,500	1,039,318
Petronas Gas Bhd	135,200	422,448
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	411,900	443,049
PPB Group Bhd	117,700	654,929
Public Bank Bhd	400,720	1,508,208
Resorts World Bhd	1,117,800	1,009,088
RHB Capital Bhd	217,100	418,771
SapuraCrest Petroleum Bhd	604,300	431,826
Shell Refining Co. Bhd	36,900	124,619
Sime Darby Bhd	1,629,639	4,464,855
SP Setia Bhd	228,600	300,090
TA Enterprise Bhd	323,000	69,326
Tanjong PLC	72,100	403,600
Telekom Malaysia Bhd	381,100	413,616
Tenaga Nasional Bhd	601,300	1,598,329
TM International Bhd(1)	1,004,850	1,223,876
Top Glove Corp. Bhd	97,000	385,260
UEM Land Holdings Bhd(1)	765,750	334,297
UMW Holdings Bhd	213,000	421,110
Unisem (M) Bhd	372,000	400,756
Wah Seong Corp. Bhd	435,726	348,151
WCT Bhd	351,800	322,596
YNH Property Bhd(1)	158,059	87,343
YTL Corp. Bhd	189,006	438,145
YTL Power International Bhd	615,821	422,162

		$43,244,885

Mauritius — 0.8%

Ireland Blyth, Ltd.	31,600	$54,135
Mauritius Commercial Bank	929,600	3,993,334
Naiade Resorts, Ltd.	528,420	510,721
New Mauritius Hotels, Ltd.	858,550	3,512,914
Rogers & Co., Ltd.	13,200	115,354
State Bank of Mauritius, Ltd.	500,800	1,334,428
Sun Resorts, Ltd.	376,999	836,074
United Basalt Products, Ltd.	36,000	139,596
United Docks, Ltd.(1)	27,400	77,478

		$10,574,034

Mexico — 6.2%

Alfa SA de CV, Series A	341,800	$2,665,053
America Movil SAB de CV, Series L	6,832,820	17,636,664
Axtel SA de CV, Series CPO(1)	367,100	253,136
Banco Compartamos SA de CV	342,400	1,936,946
Bolsa Mexicana de Valores SA de CV	772,000	1,310,467
Carso Global Telecom SA de CV, Series A1(1)	228,400	1,170,545
Carso Infraestructura y Construccion SA(1)	358,400	232,874
Cemex SAB de CV, Series CPO(1)	5,740,658	6,849,298
Coca-Cola Femsa SA de CV, Series L	30,200	211,607
Consorcio ARA SA de CV(1)	459,200	315,526
Controladora Comercial Mexicana SA de CV(1)	260,300	249,682
Corporacion GEO SA de CV, Series B(1)	194,300	615,302
Corporacion Moctezuma SA de CV	27,500	68,905
Desarrolladora Homex SA de CV(1)	81,500	394,650
Embotelladoras Arca SA	40,000	151,069
Empresas ICA SAB de CV(1)	688,100	1,814,106
Fomento Economico Mexicano SA de CV, Series UBD	873,400	4,137,074
Genomma Lab Internacional SA de CV(1)	155,200	509,129
Grupo Aeroportuario del Pacifico SA de CV, Class B	210,700	749,380
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	532,406
Grupo Bimbo SA de CV, Series A	223,300	1,783,716
Grupo Carso SA de CV, Series A1	547,900	2,004,298
Grupo Elektra SA de CV	28,700	1,365,413
Grupo Financiero Banorte SA de CV, Class O	1,586,800	6,379,549
Grupo Financiero Inbursa SA de CV, Class O	1,393,800	4,696,848
Grupo Mexico SAB de CV, Series B	2,318,326	6,091,319
Grupo Modelo SA de CV, Series C	248,000	1,360,629
Grupo Simec SA de CV, Series B(1)	92,000	257,344
Grupo Televisa SA, Series CPO	656,100	2,729,964
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,195,427
Industrias CH SA, Series B(1)	100,700	422,928
Industrias Penoles SA de CV	78,800	1,673,634
Kimberly-Clark de Mexico SA de CV	234,800	1,362,201
Mexichem SA de CV	757,991	2,173,208
Organizacion Soriana SAB de CV, Class B(1)	120,000	357,108
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	194,372
Telefonos de Mexico SA de CV, Series L	2,080,300	1,598,379
Telmex Internacional SAB de CV, Class L	1,772,600	1,687,334
TV Azteca SA de CV, Series CPO	625,000	353,814
Urbi Desarrollos Urbanos SA de CV(1)	280,300	652,244
Wal-Mart de Mexico SAB de CV, Series V	2,191,900	5,102,224

		$85,245,772

Morocco — 1.7%

Alliances Developpement Immobilier SA	4,500	$413,317
Attijariwafa Bank	62,100	2,295,407
Banque Centrale Populaire	25,280	922,753
Banque Marocaine du Commerce Exterieur (BMCE)	95,303	2,898,856
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	341,150

See notes to financial statements

13

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Morocco (continued)

Centrale Laitiere	85	$139,007
Ciments du Maroc	3,330	955,103
Compagnie Generale Immobiliere	2,900	656,559
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	233,980
Credit Immobilier et Hotelier	6,440	271,169
Douja Promotion Groupe Addoha SA	103,508	1,456,621
Holcim Maroc SA	3,574	1,044,045
Lafarge Ciments	4,410	1,103,631
Managem(1)	7,755	354,997
Maroc Telecom	208,941	4,063,926
ONA SA	17,283	3,319,008
RISMA(1)	1,900	75,289
Samir(1)	3,480	279,366
Societe des Brasseries du Maroc	1,590	537,688
Societe Nationale d’Investissement	3,175	702,910
SONASID (Societe Nationale de Siderurgie)	2,120	603,517
Wafa Assurance	1,090	308,405

		$22,976,704

Nigeria — 0.8%

Access Bank PLC	5,970,288	$366,779
Afribank Nigeria PLC(1)	5,727,146	86,658
African Petroleum PLC	285,989	76,736
Ashaka Cement PLC	221,861	30,715
Benue Cement Co. PLC	1,460,000	649,877
Dangote Sugar Refinery PLC	5,767,032	711,394
Diamond Bank PLC	5,100,000	275,425
Ecobank Transnational, Inc.	1,922,518	242,639
Fidelity Bank	12,200,000	229,548
First Bank of Nigeria PLC	9,985,108	1,076,315
First City Monument Bank PLC(1)	4,500,000	229,673
Guaranty Trust Bank PLC	7,843,265	932,311
Guiness Nigeria PLC	442,075	433,439
Lafarge Cement WAPCO Nigeria PLC	1,228,000	326,241
Nestle Foods Nigeria PLC	151,000	325,910
Nigerian Breweries PLC	2,348,611	1,098,787
Oando PLC	1,156,933	919,782
Oceanic Bank International PLC(1)	4,301,220	51,293
PZ Cussons Nigeria PLC	1,185,000	234,161
Skye Bank PLC(1)	4,525,000	224,841
UAC of Nigeria PLC	900,000	314,946
Union Bank of Nigeria PLC(1)	4,658,654	182,099
United Bank for Africa PLC	12,501,357	973,422
Zenith Bank, Ltd.	10,599,890	1,082,508

		$11,075,499

Oman — 0.8%

Bank Dhofar SAOG	410,812	$852,261
Bank Muscat SAOG	797,118	1,869,430
Bank Sohar(1)	1,372,000	851,709
Dhofar International Development & Investment Holding Co.	219,700	258,448
Galfar Engineering & Contracting SAOG	405,196	529,282
National Bank of Oman, Ltd.	409,810	367,823
Oman Cables Industry SAOG	93,600	323,165
Oman Cement Co. SAOG	205,500	386,967
Oman Flour Mills Co., Ltd. SAOG	361,700	649,181
Oman International Bank SAOG	342,950	258,326
Oman National Investment Corp. Holdings	259,875	374,382
Oman Telecommunications Co.	674,000	2,223,243
Ominvest	198,028	234,901
Raysut Cement Co. SAOG	178,345	701,809
Renaissance Holdings Co.	484,873	1,007,411
Shell Oman Marketing Co.	34,398	169,756

		$11,058,094

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	221,155	$267,479
Allied Bank, Ltd.	129,276	97,726
Arif Habib Securities, Ltd.(1)	454,200	243,950
Azgard Nine, Ltd.(1)	491,400	89,329
Bank Alfalah, Ltd.	1,295,638	176,608
D.G. Khan Cement Co., Ltd.(1)	258,360	83,805
Engro Corp., Ltd.	358,820	845,790
Fauji Fertilizer Bin Qasim, Ltd.	635,000	234,723
Fauji Fertilizer Co., Ltd.	292,352	392,239
Habib Bank, Ltd	176,000	229,429
Hub Power Co., Ltd.	1,954,700	806,314
Jahangir Siddiqui & Co., Ltd.	500,000	106,314
Kot Addu Power Co., Ltd.	218,000	113,542
Lucky Cement, Ltd.	326,500	279,857
Muslim Commercial Bank, Ltd.	658,012	1,653,177
National Bank of Pakistan	470,867	409,262
Nishat Mills, Ltd.	1,359,810	882,258
Oil & Gas Development Co., Ltd.	1,025,600	1,635,954
Pakistan Oil Fields, Ltd.	124,000	357,978
Pakistan Petroleum, Ltd.	302,742	706,434
Pakistan State Oil Co., Ltd.	93,700	349,936
Pakistan Telecommunication Co., Ltd.	1,706,100	436,680
SUI Northern Gas Pipelines, Ltd.(1)	211,000	77,015
United Bank, Ltd.	398,845	286,076

		$10,761,875

See notes to financial statements

14

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Peru — 1.5%

Alicorp SA	384,800	$470,439
Austral Group SA(1)	658,650	74,045
Cia de Minas Buenaventura SA ADR	156,280	5,140,049
Cia Minera Atacocha SA, Class B, PFC Shares	50,620	30,232
Cia Minera Milpo SA	317,997	882,549
Credicorp, Ltd.	67,070	5,824,909
Edegel SA	1,180,000	679,852
Edelnor SA	108,248	110,283
Empresa Agroindustrial Casa Grande SA(1)	69,120	178,476
Energia del Sur SA	39,900	180,822
Ferreyros SA	331,542	356,409
Grana y Montero SA	210,612	325,555
Luz del Sur SAA	90,550	164,463
Minsur SA	162,200	415,971
Sociedad Minera Cerro Verde SA	19,790	496,927
Sociedad Minera el Brocal SA	8,970	140,230
Southern Copper Corp.	133,080	4,069,586
Volcan Cia Minera SA, Class B	1,284,846	1,494,059

		$21,034,856

Philippines — 1.5%

Aboitiz Equity Ventures, Inc.	3,911,000	$1,466,399
Aboitiz Power Corp.	1,765,000	600,883
Alliance Global Group, Inc.(1)	4,540,000	564,469
Ayala Corp.	192,996	1,461,849
Ayala Land, Inc.	3,951,800	1,203,080
Banco De Oro	701,020	656,867
Bank of the Philippine Islands	943,100	955,851
Benpres Holdings Corp.(1)	4,600,000	351,552
Filinvest Land, Inc.	3,449,000	74,283
First Gen Corp.(1)	1,956,622	444,966
First Philippine Holdings Corp.	228,500	282,623
Globe Telecom, Inc.	18,040	388,120
Holcim Philippines, Inc.	1,492,000	169,854
International Container Terminal Services, Inc.	834,700	528,680
JG Summit Holding, Inc.	2,411,900	529,663
Jollibee Foods Corp.	573,300	750,521
Manila Electric Co.	345,600	1,360,588
Manila Water Co.	254,600	86,956
Megaworld Corp.	11,976,800	353,794
Megaworld Corp.(4)	619,200	18,291
Metropolitan Bank & Trust Co.	581,600	684,615
Philex Mining Corp.(1)	3,679,225	1,004,401
Philippine Long Distance Telephone Co.	50,420	2,825,249
PNOC Energy Development Corp.	6,100,000	731,523
Robinsons Land Corp.	1,611,400	546,337
SM Investments Corp.	187,238	1,662,125
SM Prime Holdings, Inc.	3,202,799	731,502
Universal Robina Corp.	809,600	461,404
Vista Land & Lifescapes, Inc.	3,675,000	155,990

		$21,052,435

Poland — 3.0%

Agora SA(1)	79,030	$698,203
AmRest Holdings SE(1)	7,766	183,699
Asseco Poland SA	101,473	1,944,351
Bank Handlowy w Warszawie SA(1)	23,170	634,640
Bank Millennium SA(1)	252,285	413,331
Bank Pekao SA(1)	63,238	3,603,471
Bank Zachodni WBK SA(1)	14,100	1,035,568
Bioton SA(1)	7,114,600	529,377
BRE Bank SA(1)	6,003	569,917
Budimex SA	25,400	848,409
Cersanit SA(1)	87,100	479,665
Cinema City International NV(1)	29,200	356,933
Cyfrowy Polsat SA	111,200	555,854
Dom Development SA	7,570	155,352
Echo Investment SA(1)	150,000	232,145
Eurocash SA	119,300	881,834
Getin Holding SA(1)	233,150	857,375
Globe Trade Centre SA(1)	88,790	699,361
Grupa Kety SA(1)	9,600	382,675
Grupa Lotos SA(1)	51,453	572,083
ING Bank Slaski SA w Katowicach(1)	1,685	443,379
KGHM Polska Miedz SA	74,780	2,788,870
KOPEX SA(1)	40,600	293,320
LPP SA(1)	1,100	687,821
Mondi Swiecie SA(1)	9,600	235,755
Mostostal-Warszawa SA(1)	3,160	77,923
Multimedia Polska SA(1)	89,740	266,387
Netia SA(1)	401,654	669,001
NG2 SA	19,400	383,426
Orbis SA(1)	30,000	410,667
PBG SA(1)	15,720	1,257,162
Polimex-Mostostal SA	783,000	1,275,558
Polish Oil & Gas	558,200	658,140
Polnord SA(1)	20,350	288,075
Polska Grupa Energetyczna SA(1)	255,500	1,913,488
Polski Koncern Naftowy Orlen SA(1)	180,300	2,374,943
Powszechna Kasa Oszczednosci Bank Polski SA	356,910	5,139,552
Telekomunikacja Polska SA	767,350	4,173,280
TVN SA	260,420	1,671,644

See notes to financial statements

15

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Poland (continued)

Vistula Group SA(1)	400,000	$393,396
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	289,018

		$41,325,048

Qatar — 1.6%

Aamal Holding(1)	71,383	$451,994
Barwa Real Estate Co.	40,993	384,364
Commercial Bank of Qatar	47,067	1,003,878
Doha Bank, Ltd.	33,176	464,033
First Finance Co.	53,357	327,443
Gulf International Services QSC	101,750	897,692
Industries Qatar	134,345	4,246,821
Masraf Al Rayan(1)	297,500	1,242,137
Qatar Electricity & Water Co.	37,000	1,134,355
Qatar Fuel	11,022	502,768
Qatar Gas Transport Co., Ltd. (NAKILAT)	313,040	1,906,639
Qatar Insurance Co.	18,635	363,254
Qatar International Islamic Bank	27,943	348,509
Qatar Islamic Bank	34,387	729,557
Qatar National Bank	78,789	3,004,442
Qatar National Cement Co.	10,500	235,641
Qatar National Navigation	43,821	951,045
Qatar Telecom QSC	41,902	1,919,888
Salam International Investment Co., Ltd.	53,000	173,067
United Development Co.(1)	66,800	494,082
Vodafone Qatar(1)	441,490	1,091,446

		$21,873,055

Romania — 0.7%

Antibiotice SA	409,100	$93,273
Banca Transilvania	2,691,296	1,923,686
Biofarm Bucuresti(1)	7,119,988	483,635
BRD-Group Societe Generale	893,000	4,140,919
Impact SA(1)	253,290	60,324
OMV Petrom SA(1)	24,139,400	2,550,933
Transelectrica SA	134,000	835,383

		$10,088,153

Russia — 5.7%

Aeroflot-Russian Airlines	229,000	$486,116
AvtoVAZ(1)	263,394	126,850
Cherepovets MK Severstal GDR(1)(3)	24,050	323,566
Comstar United Telesystems GDR	151,550	994,877
CTC Media, Inc.	108,967	1,840,453
Evraz Group SA GDR(1)(3)	28,035	1,011,048
Federal Grid Co. Unified Energy System JSC(1)	89,725,782	1,120,585
Gazprom OAO ADR	53,450	1,241,109
IDGC Holding JSC(1)	6,161,500	962,987
Irkut Electric Grids Co.(1)(2)	338,903	0
Irkutskenergo(1)	327,400	208,880
KamAZ(1)	127,700	314,189
LUKOIL OAO ADR	89,800	5,051,170
Magnitogorsk Iron & Steel Works GDR(1)(3)	32,100	433,543
Mechel ADR	22,400	575,680
Mining & Metallurgical Co.(1)	2,680	508,525
MMC Norilsk Nickel ADR(1)	151,400	2,859,483
Mobile TeleSystems	816,700	7,456,473
Mobile TeleSystems ADR	2,200	121,550
Mosenergo(1)	2,971,603	356,405
NovaTek OAO GDR(3)	30,416	2,278,835
Novolipetsk Steel GDR	6,536	235,387
Novolipetsk Steel GDR(1)(3)	21,400	781,100
OAO Gazprom	73,400	420,873
OAO Gazprom ADR	541,249	12,425,024
OAO Rosneft Oil Co. GDR(1)	148,820	1,190,993
OAO Seventh Continent(1)	16,900	151,820
OAO TMK GDR(1)	2,500	51,524
OAO TMK GDR(1)(3)	10,700	224,272
OGK-4 OJSC(1)	1,090,428	85,712
Pegas Nonwovens SA	11,200	258,811
PIK Group GDR(1)	166,400	867,992
Polyus Gold	15,200	719,298
RBC Information Systems(1)	54,450	85,720
Rosneft Oil Co. GDR(1)	166,000	1,346,260
Rostelecom ADR(1)	30,400	773,376
RusHydro(1)	31,395,041	1,822,953
Sberbank of Russian Federation	4,657,388	12,316,556
Sistema JSFC(1)	104,800	107,674
Sistema JSFC GDR(1)	41,430	1,101,842
SOLLERS(1)	24,262	420,622
Surgutneftegaz ADR	180,260	1,706,041
Surgutneftegaz, PFC Shares	1,590,700	853,162
Tatneft GDR	61,566	1,856,356
TGK-2(1)	13,779,634	5,374
TGK-4(1)	16,839,141	8,874
Transneft	470	507,662
Uralkali GDR(1)	27,000	575,086
Uralsvyazinform(1)	10,952,700	397,068
Vimpel-Communications ADR(1)	150,740	2,625,891
VTB Bank OJSC GDR(3)	429,970	2,292,971
Wimm-Bill-Dann Foods OJSC ADR	10,660	231,855
X5 Retail Group NV GDR(1)	92,194	3,274,783

		$77,995,256

See notes to financial statements

16

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Slovenia — 0.8%

Gorenje DD(1)	24,020	$435,706
Istrabenz(1)	3,000	30,224
KRKA DD	44,400	4,057,545
Luka Koper(1)	15,750	441,642
Mercator Poslovni Sistem	4,046	869,594
Nova Kreditna Banka Maribor	68,877	1,099,503
Petrol	2,615	1,052,598
Sava DD	2,290	654,566
Telekom Slovenije DD	6,300	978,485
Zavarovalnica Triglav DD	35,460	1,090,632

		$10,710,495

South Africa — 6.1%

ABSA Group, Ltd.	78,650	$1,481,334
Adcock Ingram Holdings, Ltd.	33,300	263,528
AECI, Ltd.	31,830	289,058
African Bank Investments, Ltd.	212,514	1,017,604
African Rainbow Minerals, Ltd.	28,800	770,652
Allied Electronics Corp., Ltd., PFC Shares	135,000	471,588
Anglo Platinum, Ltd.(1)	13,980	1,517,104
AngloGold Ashanti, Ltd.	91,671	3,835,803
Aquarius Platinum, Ltd.	79,700	523,687
Arcelormittal South Africa, Ltd.(1)	29,277	334,370
Aspen Pharmacare Holdings, Ltd.(1)	124,831	1,404,790
Aveng, Ltd.	289,790	1,451,835
AVI, Ltd.	119,300	387,872
Barloworld, Ltd.	160,020	1,064,183
Bidvest Group, Ltd.	196,896	3,662,653
Clicks Group, Ltd.	89,300	371,303
DataTec, Ltd.	140,700	643,096
Discovery Holdings, Ltd.	155,245	751,115
FirstRand, Ltd.	888,050	2,439,016
Foschini, Ltd.	68,500	629,827
Gold Fields, Ltd.	179,335	2,395,509
Grindrod, Ltd.	340,300	752,222
Group Five, Ltd.	81,460	408,555
Growthpoint Properties, Ltd.	337,000	694,930
Harmony Gold Mining Co., Ltd.	98,910	964,133
Hyprop Investments, Ltd.	67,500	474,854
Illovo Sugar, Ltd.	27,600	108,623
Impala Platinum Holdings, Ltd.	123,830	3,491,394
Imperial Holdings, Ltd.	62,680	830,401
Investec, Ltd.	72,500	607,705
JD Group, Ltd.	58,290	344,104
JSE, Ltd.	42,700	416,364
Kumba Iron Ore, Ltd.	20,160	951,601
Kumba Resources, Ltd.	38,610	639,566
Lewis Group, Ltd.	32,500	270,919
Liberty Holdings, Ltd.	44,700	457,552
Massmart Holdings, Ltd.	57,700	854,981
Medi-Clinic Corp., Ltd.	52,200	188,005
Metropolitan Holdings, Ltd.	162,100	369,648
Mondi, Ltd.	42,900	300,615
Mr. Price Group, Ltd.	72,100	406,721
MTN Group, Ltd.	850,040	12,504,985
Murray & Roberts Holdings, Ltd.	208,350	1,156,022
Mvelaphanda Resources, Ltd.(1)	41,600	287,581
Nampak, Ltd.	171,938	415,705
Naspers, Ltd., Class N	106,692	4,299,765
Nedbank Group, Ltd.	62,430	1,124,193
Netcare, Ltd.(1)	415,950	762,230
Northam Platinum, Ltd.	67,300	474,441
Pangbourne Properties, Ltd.	122,800	302,832
Pick’n Pay Stores, Ltd.	91,570	514,054
Pretoria Portland Cement Co., Ltd.	102,827	459,103
Raubex Group, Ltd.	93,000	291,201
Redefine Properties, Ltd.	732,000	780,483
Remgro, Ltd.	106,100	1,409,956
Reunert, Ltd.	142,160	1,108,052
RMB Holdings, Ltd.	229,400	1,037,660
Sanlam, Ltd.	427,990	1,398,239
Sappi, Ltd.(1)	132,236	556,299
Sasol, Ltd.	90,950	3,680,018
Shoprite Holdings, Ltd.	103,000	1,093,828
Spar Group, Ltd.	54,600	565,140
Standard Bank Group, Ltd.	255,621	3,938,309
Steinhoff International Holdings, Ltd.(1)	352,040	959,246
Sun International, Ltd.(1)	30,482	385,827
Telkom South Africa, Ltd.	185,950	925,525
Tiger Brands, Ltd.	49,600	1,262,969
Tongaat-Hulett	21,000	293,670
Truworths International, Ltd.	92,400	661,524
Vodacom Group (Pty), Ltd.	146,000	1,117,029
Wilson Bayly Holmes-Ovcon, Ltd.	51,800	838,924
Woolworths Holdings, Ltd.	250,409	789,370

		$84,633,000

South Korea — 6.4%

Amorepacific Corp.	418	$316,041
Busan Bank	38,370	408,353
Cheil Industries, Inc.	11,000	788,536
Cheil Worldwide, Inc.	1,300	409,347
CJ CheilJedang Corp.	1,796	357,149
CJ O Shopping Co., Ltd.(1)	5,580	416,377

See notes to financial statements

17

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

South Korea (continued)

Daegu Bank	26,450	$349,597
Daelim Industrial Co., Ltd.	4,950	281,147
Daewoo Engineering & Construction Co., Ltd.	37,741	351,111
Daewoo International Corp.	11,575	366,732
Daewoo Motor Sales Corp.(1)	104,445	220,110
Daewoo Securities Co., Ltd.(1)	24,050	451,681
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	358,740
Dong-A Pharmaceutical Co., Ltd.	3,386	332,994
Dongbu Insurance Co., Ltd.	9,840	310,421
Dongkuk Steel Mill Co., Ltd.	12,930	270,333
Doosan Corp.	3,160	345,110
Doosan Heavy Industries & Construction Co., Ltd.	5,770	423,180
GLOVIS Co., Ltd.	4,680	518,117
GS Engineering & Construction Corp.	3,290	248,689
GS Holdings Corp.	11,000	382,620
Hana Financial Group, Inc.	34,930	1,086,454
Hanjin Heavy Industries & Construction Co., Ltd.	9,813	242,880
Hanjin Shipping Co., Ltd.(1)	16,071	471,248
Hanjin Shipping Holdings Co., Ltd.(1)	17,298	305,557
Hankook Tire Co., Ltd.	21,040	470,212
Hanmi Pharm Co., Ltd.	2,257	173,432
Hanwha Chemical Corp.	18,100	272,296
Hanwha Corp.	9,490	350,945
Hite Brewery Co., Ltd.	1,789	210,509
Honam Petrochemical Corp.	4,170	540,590
Hynix Semiconductor, Inc.(1)	57,940	1,466,489
Hyosung Corp.	4,500	319,422
Hyundai Department Store Co., Ltd.	6,215	555,559
Hyundai Development Co.	7,860	193,909
Hyundai Engineering & Construction Co., Ltd.	11,670	563,596
Hyundai Heavy Industries Co., Ltd.	7,450	1,686,142
Hyundai Marine & Fire Insurance Co., Ltd.(1)	13,800	254,148
Hyundai Merchant Marine Co., Ltd.	20,100	490,561
Hyundai Mipo Dockyard Co., Ltd.	3,775	531,533
Hyundai Mobis	11,300	1,875,530
Hyundai Motor Co.	29,000	3,536,750
Hyundai Securities Co., Ltd.(1)	25,370	296,553
Hyundai Steel Co.	11,700	954,124
Industrial Bank of Korea	54,280	754,824
Kangwon Land, Inc.	23,740	368,235
KB Financial Group, Inc.	60,911	2,967,809
KB Financial Group, Inc. ADR	7,759	378,639
KCC Corp.	1,445	406,234
Kia Motors Corp.	34,490	841,553
Korea Electric Power Corp.(1)	77,020	2,336,551
Korea Exchange Bank	42,760	521,909
Korea Express Co., Ltd.(1)	4,349	244,010
Korea Gas Corp.	5,680	228,822
Korea Investment Holdings Co., Ltd.(1)	6,490	189,507
Korea Line Corp.(1)	4,000	214,073
Korea Zinc Co., Ltd.	4,440	772,864
Korean Air Lines Co., Ltd.(1)	11,002	690,761
Korean Reinsurance Co.(1)	38,661	337,122
KT Corp.	40,973	1,818,508
KT&G Corp.	22,695	1,146,678
LG Chem, Ltd.	8,198	2,073,074
LG Corp.	11,220	765,029
LG Display Co., Ltd.	13,010	553,295
LG Electronics, Inc.	15,900	1,733,695
LG Hausys, Ltd.	2,858	239,721
LG Household & Health Care, Ltd.	1,850	505,752
LG Life Sciences, Ltd.(1)	5,000	193,531
LG Telecom, Ltd.	78,920	595,284
LIG Insurance Co., Ltd.	12,400	246,268
Lotte Shopping Co., Ltd.	3,265	926,055
LS Corp.	3,530	287,911
Macquarie Korea Infrastructure Fund	31,415	135,201
Mirae Asset Securities Co., Ltd.(1)	4,880	242,228
Namhae Chemical Corp.	15,250	225,232
NCsoft Corp.	1,350	200,712
NHN Corp.(1)	4,875	812,769
Nong Shim Co., Ltd.	1,400	269,680
OCI Co., Ltd.	3,870	733,847
POSCO	13,217	5,926,942
S-Oil Corp.	11,085	565,039
S1 Corp.	5,750	245,566
Samsung Card Co., Ltd.	14,060	698,004
Samsung Corp.	15,290	723,013
Samsung Electro-Mechanics Co., Ltd.	7,100	896,474
Samsung Electronics Co., Ltd.	17,240	13,108,230
Samsung Electronics Co., Ltd., PFC Shares	1,928	911,181
Samsung Engineering Co., Ltd.	4,600	443,310
Samsung Fine Chemicals Co., Ltd.	8,450	404,370
Samsung Fire & Marine Insurance Co., Ltd.	8,485	1,568,574
Samsung Heavy Industries Co., Ltd.	22,310	511,978
Samsung SDI Co., Ltd.	4,500	599,512
Samsung Securities Co., Ltd.(1)	10,840	598,518
Samsung Techwin Co., Ltd.	5,295	420,921
Shinhan Financial Group Co., Ltd.	84,103	3,577,543
Shinsegae Co., Ltd.	1,922	881,201
SK Broadband Co., Ltd.(1)	28,346	140,540
SK Chemicals Co., Ltd.	5,860	272,348
SK Energy Co., Ltd.	11,799	1,285,579
SK Holdings Co., Ltd.	3,665	288,201
SK Telecom Co., Ltd.	9,550	1,490,373
SK Telecom Co., Ltd. ADR	9,450	174,920

See notes to financial statements

18

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

South Korea (continued)

STX Pan Ocean Co., Ltd.	36,800	$430,268
Tong Yang Securities, Inc.(1)	32,865	281,405
Woongjin Coway Co., Ltd.	14,650	482,396
Woori Finance Holdings Co., Ltd.	34,960	554,636
Woori Investment & Securities Co., Ltd.(1)	17,000	248,419
Yuhan Corp.	1,875	270,673

		$87,712,341

Taiwan — 6.1%

Acer, Inc.	364,626	$994,321
Advanced Semiconductor Engineering, Inc.	731,677	714,299
Altek Corp.	248,560	416,181
Ambassador Hotel	298,000	329,566
AmTRAN Technology Co., Ltd.	332,630	361,548
Asia Cement Corp.	428,005	402,438
Asia Optical Co., Inc.	146,907	256,903
Asustek Computer, Inc.	577,193	1,112,956
AU Optronics Corp.	971,837	1,119,735
Capital Securities Corp.(1)	647,055	305,115
Catcher Technology Co., Ltd.	97,647	257,616
Cathay Financial Holding Co., Ltd.(1)	1,422,765	2,276,479
Chang Hwa Commercial Bank	950,000	426,570
Cheng Shin Rubber Industry Co., Ltd.	293,491	630,790
Chicony Electronics Co., Ltd.	140,419	370,569
Chimei Innolux Corp.	1,140,884	1,665,528
China Airlines, Ltd.(1)	774,411	328,723
China Development Financial Holding Corp.(1)	2,883,376	808,574
China Life Insurance Co., Ltd.(1)	479,399	379,407
China Motor Corp.(1)	582,315	412,775
China Petrochemical Development Corp.(1)	820,800	408,366
China Steel Corp.	2,095,121	2,229,401
Chinatrust Financial Holding Co., Ltd.	2,191,421	1,237,634
Chong Hong Construction Co., Ltd.	161,270	332,277
Chunghwa Picture Tubes, Ltd.(1)	1,620,000	156,147
Chunghwa Telecom Co., Ltd.	1,203,433	2,362,454
Chunghwa Telecom Co., Ltd. ADR	25,770	503,030
Clevo Co.(1)	170,426	372,308
Compal Electronics, Inc.	474,066	658,849
Coretronic Corp.	232,505	352,510
Delta Electronics, Inc.	246,105	815,777
Dynapack International Technology Corp.	25,374	81,472
E.Sun Financial Holding Co., Ltd.(1)	807,478	358,986
Elan Microelectronics Corp.	165,300	266,462
Epistar Corp.	103,472	331,080
EVA Airways Corp.(1)	742,744	385,273
Evergreen International Storage & Transport Corp.(1)	319,000	262,438
Evergreen Marine Corp.(1)	582,050	372,091
Everlight Electronics Co., Ltd.	104,291	328,427
Far Eastern Department Stores, Ltd.	597,915	533,687
Far Eastern New Century Corp.	608,556	660,302
Far EasTone Telecommunications Co., Ltd.	626,074	762,006
Faraday Technology Corp.	169,434	297,250
Feng Hsin Iron & Steel Co., Ltd.	183,260	304,768
First Financial Holding Co., Ltd.	1,319,645	726,474
First Steamship Co., Ltd.	171,771	298,549
Formosa Chemicals & Fibre Corp.	733,980	1,850,839
Formosa International Hotels Corp.	8,470	99,485
Formosa Petrochemical Corp.	479,320	1,259,001
Formosa Plastics Corp.	936,670	2,080,947
Formosa Taffeta Co., Ltd.	169,000	134,871
Formosan Rubber Group, Inc.	433,000	365,540
Foxconn International Holdings, Ltd.(1)	255,000	229,202
Foxconn Technology Co., Ltd.	81,259	336,070
Fubon Financial Holding Co., Ltd.(1)	1,124,000	1,370,245
Giant Manufacturing Co., Ltd.	144,120	435,470
Goldsun Development & Construction Co., Ltd.	863,841	365,882
Great Wall Enterprise Co., Ltd.	351,448	352,312
HannStar Display Corp.(1)	938,299	193,131
Highwealth Construction Corp.	227,705	371,069
Hon Hai Precision Industry Co., Ltd.	912,959	4,285,909
Hotai Motor Co., Ltd.	61,000	170,282
HTC Corp.	99,364	1,331,445
Hua Nan Financial Holdings Co., Ltd.	772,912	453,499
Inotera Memories, Inc.(1)	427,786	301,946
Inventec Appliances Corp.	82,120	72,973
Inventec Co., Ltd.	585,200	337,394
KGI Securities Co., Ltd.	629,000	286,034
Largan Precision Co., Ltd.	13,795	227,492
Lite-On Technology Corp.	346,596	459,994
Macronix International Co., Ltd.	667,860	444,091
MediaTek, Inc.	133,196	2,255,279
Mega Financial Holding Co., Ltd.	2,458,000	1,435,505
Motech Industries, Inc.	74,431	265,389
Nan Kang Rubber Tire Co., Ltd.(1)	356,900	507,333
Nan Ya Plastics Corp.	1,197,608	2,510,884
Nanya Technology Corp.(1)	312,000	273,663
Novatek Microelectronics Corp., Ltd.	108,942	373,423
Oriental Union Chemical Corp.	331,300	286,519
Pan-International Industrial Co., Ltd.	148,484	248,891
Phison Electronics Corp.	50,305	340,544
Polaris Securities Co., Ltd.(1)	470,300	234,478
Pou Chen Corp.	955,705	817,974
Powerchip Semiconductor Corp.(1)	977,805	167,134
Powertech Technology, Inc.	118,969	424,358
President Chain Store Corp.	197,664	565,173

See notes to financial statements

19

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Taiwan (continued)

Prime View International Co., Ltd.(1)	126,000	$243,496
Qisda Corp.(1)	330,000	195,072
Quanta Computer, Inc.	442,508	831,787
Radiant Opto-Electronics Corp.	73,202	110,468
Realtek Semiconductor Corp.	115,670	313,287
RichTek Technology Corp.	34,741	364,267
Ritek Corp.(1)	1,292,159	347,877
Ruentex Development Co., Ltd.	269,000	439,591
Ruentex Industries, Ltd.(1)	276,000	674,357
Sanyang Industrial Co., Ltd.(1)	742,327	306,524
Shih Wei Navigation Co., Ltd.	40,763	55,704
Shin Kong Financial Holding Co., Ltd.(1)	1,574,929	605,104
Shin Zu Shing Co., Ltd.	20,450	79,705
Shinkong Synthetic Fibers Corp.(1)	1,197,000	489,313
Siliconware Precision Industries Co.	355,243	435,291
Simplo Technology Co., Ltd.	58,520	352,642
Sincere Navigation	65,800	85,083
Sino-American Silicon Products, Inc.	98,196	234,990
SinoPac Financial Holdings Co., Ltd.(1)	1,418,000	482,272
Solar Applied Materials Technology Corp.	108,794	257,474
Star Comgisitic Capital Co., Ltd.(1)(2)	34,320	0
Synnex Technology International Corp.	190,877	454,854
Tainan Spinning Co., Ltd.(1)	849,000	373,516
Taishin Financial Holdings Co., Ltd.(1)	982,664	379,177
Taiwan Business Bank(1)	1,026,000	274,756
Taiwan Cement Corp.	535,994	481,662
Taiwan Cooperative Bank	539,330	328,598
Taiwan Fertilizer Co., Ltd.	145,000	461,401
Taiwan Kolin Co., Ltd.(1)(2)	177,000	0
Taiwan Mobile Co., Ltd.	604,427	1,156,675
Taiwan Semiconductor Manufacturing Co., Ltd.	3,152,465	6,169,685
Taiwan Tea Corp.(1)	395,711	221,784
Tatung Co., Ltd.(1)	1,526,000	313,551
Teco Electric & Machinery Co., Ltd.	482,000	213,890
Tong Yang Industry Co., Ltd.	154,000	270,009
Transcend Information, Inc.	89,826	283,926
Tripod Technology Corp.	119,401	410,232
TSRC Corp.	286,000	412,673
Tung Ho Steel Enterprise Corp.	243,060	262,007
U-Ming Marine Transport Corp.	186,000	384,142
Uni-President Enterprises Corp.	1,058,843	1,177,129
Unimicron Technology Corp.	202,000	303,484
United Microelectronics Corp.(1)	1,574,090	791,953
Walsin Lihwa Corp.(1)	958,000	418,985
Wan Hai Lines, Ltd.(1)	215,250	133,207
Waterland Financial Holdings(1)	884,377	282,536
Wei Chuan Food Corp.(1)	165,000	192,377
Wistron Corp.	279,578	537,183
WPG Holdings Co., Ltd.	188,615	387,154
Yageo Corp.	230,000	110,265
Yang Ming Marine Transport	637,050	260,435
Yieh Phui Enterprise	968,880	385,344
Yuanta Financial Holding Co., Ltd.	1,624,225	968,431
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	266,464	108,374
Yulon Motor Co., Ltd.	334,809	388,863
Zinwell Corp.	44,871	75,450

		$83,767,793

Thailand — 3.3%

Advanced Info Service PCL(5)	1,537,000	$3,598,447
Airports of Thailand PCL(5)	491,000	519,757
Asian Property Development PCL(5)	2,397,500	377,909
Bangkok Bank PCL	252,500	898,128
Bangkok Bank PCL(5)	101,800	372,973
Bangkok Dusit Medical Services PCL(5)	284,400	218,871
Bangkok Expressway PCL(5)	127,000	74,186
Bank of Ayudhya PCL(5)	2,076,800	1,253,057
Banpu PCL(5)	62,400	1,235,435
BEC World PCL(5)	1,567,600	1,124,040
Bumrungrad Hospital PCL(5)	415,500	385,257
Cal-Comp Electronics (Thailand) PCL(5)	2,747,300	254,733
Central Pattana PCL(5)	249,600	151,974
CH. Karnchang PCL(5)	892,200	146,149
Charoen Pokphand Foods PCL(5)	4,153,900	1,989,969
CP ALL PCL(1)(5)	2,981,100	2,579,842
Delta Electronics (Thailand) PCL(5)	1,087,100	725,741
Electricity Generating PCL(5)	207,400	507,533
Glow Energy PCL(5)	695,700	768,700
Hana Microelectronics PCL(5)	888,200	653,351
IRPC PCL(5)	5,180,100	707,651
Italian-Thai Development PCL(1)(5)	1,858,000	151,603
Kasikornbank PCL(5)	756,100	2,185,042
Khon Kaen Sugar Industry PCL	897,000	316,050
Krung Thai Bank PCL(5)	1,482,000	563,394
Land & Houses PCL	1,242,800	191,441
Land & Houses PCL(5)	1,350,700	216,389
LPN Development PCL(5)	400,000	80,359
Minor International PCL(5)	2,325,270	682,740
Precious Shipping PCL(5)	258,800	148,777
Pruksa Real Estate PCL(5)	450,000	201,669
PTT Aromatics & Refining PCL(5)	587,652	504,013
PTT Chemical PCL(5)	308,800	987,816
PTT Exploration & Production PCL(5)	725,800	3,387,291
PTT PCL(5)	524,460	4,376,579
Quality House PCL(5)	2,038,700	134,842

See notes to financial statements

20

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Thailand (continued)

Ratchaburi Electricity Generating Holding PCL(5)	463,700	$523,105
Sahaviriya Steel Industries PCL(1)	5,208,300	251,119
Samart Corp. PCL	366,600	60,619
Siam Cement PCL	147,700	1,226,097
Siam Cement PCL(5)	36,800	297,241
Siam City Bank PCL(1)(5)	516,300	510,635
Siam City Cement PCL(5)	47,690	324,271
Siam Commercial Bank PCL(5)	940,000	2,382,321
Siam Makro PCL(5)	35,000	106,552
Sino Thai Engineering & Construction PCL(5)	2,479,500	402,330
Thai Airways International PCL(5)	642,900	484,833
Thai Beverage PCL	5,990,000	1,241,189
Thai Oil PCL(5)	712,500	1,035,002
Thai Tap Water Supply Co., Ltd	3,598,200	473,755
Thai Union Frozen Products PCL(5)	612,700	719,598
Thanachart Capital PCL(5)	263,400	184,799
Thoresen Thai Agencies PCL(5)	424,160	309,386
TMB Bank PCL(1)(5)	8,975,900	374,516
Total Access Communication PCL	474,800	527,028
TPI Polene PCL	432,000	109,485
True Corp. PCL(1)(5)	7,601,500	639,038

		$44,854,627

Turkey — 3.2%

Adana Cimento Sanayii TAS	93,019	$345,421
Akbank TAS	666,333	3,345,873
Akcansa Cimento AS	16,400	87,361
Akenerji Elektrik Uretim AS	105,255	270,252
Aksa Akrilik Kimya Sanayii AS(1)	60,209	112,611
Aksigorta AS	40,300	55,367
Anadolu Efes Biracilik ve Malt Sanayii AS	157,739	1,955,242
Arcelik AS	205,854	912,208
Asya Katilim Bankasi AS(1)	300,000	791,952
Aygaz AS	27,013	118,348
BIM Birlesik Magazalar AS	26,630	1,488,497
Cimsa Cimento Sanayi ve Ticaret AS	18,200	107,443
Coca-Cola Icecek AS	37,700	369,683
Dogan Sirketler Grubu Holding AS	1,219,509	909,348
Dogan Yayin Holding AS(1)	115,304	109,216
Eczacibasi Ilac Sanayi ve Ticaret AS	127,500	233,012
Enka Insaat ve Sanayi AS	328,348	1,585,091
Eregli Demir ve Celik Fabrikalari TAS(1)	701,481	2,198,459
Ford Otomotiv Sanayi AS	24,800	195,968
Haci Omer Sabanci Holding AS	290,618	1,329,943
Hurriyet Gazetecilik ve Matbaacilik AS(1)	128,238	141,552
Ihlas Holding AS(1)	299,200	141,977
Is Gayrimenkul Yatirim Ortakligi AS	136,465	171,757
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	570,360	275,426
KOC Holding AS(1)	811,634	3,140,558
Koza Davetiyeleri(1)	123,000	327,113
Petkim Petrokimya Holding AS(1)	119,300	945,331
Petrol Ofisi AS(1)	93,978	394,813
Sekerbank TAS	130,000	223,385
TAV Havalimanlari Holding AS(1)	85,000	414,933
Tekfen Holding AS(1)	157,717	563,448
Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii AS(1)	225,000	274,146
Tofas Turk Otomobil Fabrikasi AS	117,700	493,433
Trakya Cam Sanayii AS(1)	144,992	232,320
Tupras-Turkiye Petrol Rafinerileri AS	100,170	2,226,982
Turcas Petrolculuk AS	30,939	114,793
Turk Hava Yollari Anonim Ortakligi (THY) AS	320,500	1,059,405
Turk Sise ve Cam Fabrikalari AS(1)	520,300	704,991
Turk Telekomunikasyon AS	321,000	1,196,796
Turkcell Iletisim Hizmetleri AS	490,000	3,175,912
Turkiye Garanti Bankasi AS	965,000	4,674,971
Turkiye Halk Bankasi AS	155,500	1,230,392
Turkiye Is Bankasi	829,807	2,881,931
Turkiye Sinai Kalkinma Bankasi AS(1)	220,000	341,905
Turkiye Vakiflar Bankasi TAO(1)	336,200	890,032
Ulker Gida Sanayi ve Ticaret AS	140,959	355,832
Yapi ve Kredi Bankasi AS(1)	340,385	973,540
Yazicilar Holding AS	21,200	150,308
Zorlu Enerji Elektrik Uretim AS(1)	91,054	200,871

		$44,440,148

United Arab Emirates — 1.5%

Aabar Petroleum Investments Co. (PJSC)(1)	2,270,400	$1,341,329
Abu Dhabi Commercial Bank (PJSC)(1)	1,500,000	706,150
Abu Dhabi National Hotels	576,200	565,528
Air Arabia	3,867,400	999,985
Ajman Bank (PJSC)(1)	634,400	137,107
Aldar Properties (PJSC)	1,012,000	1,094,014
Amlak Finance (PJSC)(1)	227,500	54,629
Arabtec Holding Co.(1)	1,528,400	1,031,139
Aramex (PJSC)(1)	982,500	445,550
Dana Gas(1)	7,685,590	1,729,220
DP World, Ltd.	5,861,028	3,176,050
Dubai Financial Market	1,533,000	738,735
Dubai Investments (PJSC)	1,391,777	348,349
Dubai Islamic Bank (PJSC)	607,397	375,654
Emaar Properties (PJSC)(1)	3,005,300	3,181,900
Emirates NBD (PJSC)	381,700	308,803
First Gulf Bank (PJSC)	192,700	968,866

See notes to financial statements

21

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

United Arab Emirates (continued)

Gulf Navigation Holding	1,850,000	$275,003
Islamic Arabic Insurance Co.(1)	860,000	197,201
National Bank of Abu Dhabi (PJSC)	439,395	1,435,521
National Central Cooling Co. (Tabreed)(1)	743,356	86,525
Ras Al Khaimah Cement Co.	327,000	81,319
Ras Al Khaimah Co.	490,450	138,868
Ras Al Khaimah Properties (PJSC)	1,144,000	153,527
Sorouh Real Estate Co.(1)	848,925	543,289
Union National Bank(1)	625,240	555,016
Waha Capital (PJSC)	1,217,590	248,620

		$20,917,897

Vietnam — 0.6%

FPT Corp.	174,100	$806,864
Gemadept Corp.	60,000	239,669
Hagl JSC(1)	60,000	266,396
HCM City Infrastructure Investment JSC	130,000	290,729
Hoa Phat Group JSC	267,000	672,482
Kinh Bac City Development Share Holding Corp.(1)	135,000	426,623
Kinhdo Corp.	71,000	249,429
PetroVietnam Drilling and Well Services JSC(1)	125,333	365,448
PetroVietnam Fertilizer and Chemical JSC	252,300	438,759
Pha Lai Thermal Power JSC	136,990	144,711
Saigon Securities, Inc.	548,600	1,266,333
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	714,100
Tan Tao Investment Industry Co.(1)	138,000	273,590
Vietnam Construction and Import-Export JSC	190,900	518,021
Vietnam Dairy Products JSC	211,000	1,045,917
Vincom JSC	71,795	424,165
Vinh Son - Song Hinh Hydropower JSC	195,000	160,854

		$8,304,090

Total Common Stocks
(identified cost $1,136,472,767)		$1,339,624,620

Convertible Bonds — 0.0%

		Principal
Security		Amount	Value

Oman — 0.0%

Bank Muscat SAOG, 7.00%, 3/20/14	OMR	10,672	$27,165

Total Convertible Bonds (identified cost $0)			$27,165

Equity-Linked Securities — 0.8%(6)

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.8%

Al Abdullatif Industrial Investment Co.(1)(7)	7/6/12	24,300	$242,663
Al Rajhi Bank(7)	4/30/12	46,993	1,038,491
Alinma Bank(1)(7)	6/4/12	53,800	176,095
Almarai Co., Ltd.(7)	3/27/12	10,400	553,597
Arab National Bank(7)	6/4/12	15,700	185,669
Bank Albilad(1)(7)	9/21/12	38,000	207,469
Banque Saudi Fransi(7)	4/30/12	16,484	203,951
Dar Al Arkan Real Estate Development(1)(7)	8/13/12	58,000	219,228
Etihad Etisalat Co.(7)	4/2/12	69,762	983,592
Jarir Marketing Co.(7)	6/4/12	6,500	275,802
Mobile Telecommunications Co.(1)(7)	6/4/12	72,000	172,310
National Industrialization Co.(7)	5/14/12	37,300	338,617
Rabigh Refining and Petrochemicals Co.(1)(7)	4/2/12	21,500	199,796
Riyad Bank(7)	6/11/12	32,800	254,077
Sahara Petrochemical Co.(1)(7)	11/26/12	46,000	326,890
Samba Financial Group(7)	4/30/12	28,908	463,466
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	330,972
Saudi Arabian Fertilizer Co.(7)	6/4/12	6,650	248,475
Saudi Basic Industries Corp.(7)	3/26/12	33,596	939,517
Saudi British Bank(7)	10/2/12	16,800	211,669
Saudi Cable Co.(7)	9/21/12	30,000	159,791
Saudi Cement Co.(7)	8/13/12	10,200	212,829
Saudi Electricity Co.(7)	6/25/12	80,000	242,652
Saudi Industrial Investment Group(1)(7)	6/11/12	40,000	256,786
Saudi International Petrochemicals Co.(7)	9/21/12	37,000	251,093
Saudi Kayan Petrochemical Co.(1)(7)	6/4/12	49,000	291,697
Saudi Telecom Co.(7)	5/21/12	44,200	499,140
Savola(7)	4/20/12	61,000	586,384
Yanbu National Petrochemicals Co.(1)(7)	1/7/13	23,900	311,320

Total Equity-Linked Securities
(identified cost $8,904,707)			$10,384,038

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,359,727	$2,529,092

Total Investment Funds
(identified cost $5,689,254)		$2,529,092

See notes to financial statements

22

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Rights — 0.0%(1)

Security	Shares	Value

Asseco Poland SA, Exp. 5/5/10	68,173	$3,006
Cia Brasileira de Distribuicao Grupo Pau de Acucar, Exp. 6/2/10	132	0
Cia de Bebidas das Americas, Exp. 5/31/10	212	0
D.G. Khan Cement Co., Ltd., Exp. 5/16/10	51,672	4,454
Gamuda Bhd, Exp. 5/18/10	172,312	12,986
Isramco Negav 2, LP, Exp. 5/5/10	450,511	56,797
Sociedad de Inversiones Oro Blanco SA, Exp. 6/4/10	940,946	2,557

Total Rights
(identified cost $0)		$79,800

Warrants — 0.0%(1)

Security	Shares	Value

Bangkok Land PCL, Exp. 5/2/13, strike THB 1.10	310,077	$1,150
Kingboard Chemical Holdings, Ltd., Exp. 10/31/12, strike HKD 0.966	12,900	4,154
Megaworld Corp., Exp. 12/14/14, strike PHP 1.00	495,360	6,573
Minor International, Exp. 3/1/13, strike THB 0.746	232,527	0

Total Warrants
(identified cost $0)		$11,877

Total Investments — 98.4%
(identified cost $1,151,066,728)		$1,352,656,592

Other Assets, Less Liabilities — 1.6%		$22,568,066

Net Assets — 100.0%		$1,375,224,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Ltd.

PFC Shares - Preference Shares
HKD - Hong Kong Dollar

OMR - Omani Rial

PHP - Philippine Peso

THB - Thailand Baht

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security acquired in a delayed delivery transaction.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $10,384,038 or 0.8% of the Fund’s net assets.

See notes to financial statements

23

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	11.7%	$160,963,160
South Korean Won	6.3	87,046,491
Indian Rupee	6.2	85,253,054
Mexican Peso	6.2	85,245,772
South African Rand	6.1	84,109,313
New Taiwan Dollar	6.0	83,035,561
Brazilian Real	6.0	81,819,458
Hong Kong Dollar	5.4	74,016,048
New Turkish Lira	3.2	44,440,148
Chilean Peso	3.2	43,503,660
Malaysian Ringgit	3.2	43,257,871
Thailand Baht	3.1	43,087,560
Indonesian Rupiah	3.0	41,664,263
Polish Zloty	3.0	41,328,054
Moroccan Dirham	1.7	22,976,704
Euro	1.6	22,513,385
Kuwaiti Dinar	1.6	22,169,249
Qatari Riyal	1.6	21,873,055
Czech Koruna	1.6	21,729,099
Philippine Peso	1.5	21,059,008
Egyptian Pound	1.5	20,838,488
Hungarian Forint	1.5	20,216,347
Israeli Shekel	1.4	18,995,696
United Arab Emirates Dirham	1.3	17,741,847
Colombian Peso	1.3	17,448,930
Other currency, less than 1% each	9.2	126,324,371

Total Investments	98.4%	$1,352,656,592

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	25.2%	$346,936,527
Materials	12.6	173,053,839
Industrials	10.9	149,506,785
Telecommunication Services	10.7	147,626,040
Energy	9.6	131,064,193
Consumer Discretionary	7.5	103,710,649
Consumer Staples	7.5	102,617,748
Information Technology	6.6	90,486,898
Utilities	4.9	67,417,844
Health Care	2.7	37,588,135
Investment Funds	0.2	2,529,092
Other	0.0	118,842

Total Investments	98.4%	$1,352,656,592

See notes to financial statements

24

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $1,151,066,728)	$1,352,656,592
Cash	11,390,492
Foreign currency, at value (identified cost, $2,583,643)	2,580,971
Receivable for Fund shares sold	11,033,822
Dividends and interest receivable	3,998,465
Receivable for investments sold	596,458
Tax reclaims receivable	6,901

Total assets	$1,382,263,701

Liabilities

Payable for investments purchased	$2,454,256
Payable for delayed delivery transactions	6,964
Payable for Fund shares redeemed	1,761,134
Payable to affiliates:
Investment adviser fee	907,378
Distribution and service fees	40,283
Administration fee	167,667
Trustees’ fees	3,000
Accrued foreign capital gains taxes	932,827
Accrued expenses	765,534

Total liabilities	$7,039,043

Net Assets	$1,375,224,658

Sources of Net Assets

Paid-in capital	$1,222,111,524
Accumulated net realized loss	(51,472,776)
Accumulated undistributed net investment income	3,939,966
Net unrealized appreciation	200,645,944

Total	$1,375,224,658

Class A Shares

Net Assets	$114,629,032
Shares Outstanding	8,204,622
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.97
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.82

Class C Shares

Net Assets	$19,904,330
Shares Outstanding	1,440,801
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.81

Class I Shares

Net Assets	$1,240,691,296
Shares Outstanding	88,683,279
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For The Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,132,254)	$12,886,859
Interest	1,511

Total investment income	$12,888,370

Expenses

Investment adviser fee	$4,640,618
Administration fee	850,215
Distribution and service fees
Class A	138,275
Class C	89,929
Trustees’ fees and expenses	18,604
Custodian fee	1,548,966
Transfer and dividend disbursing agent fees	153,273
Legal and accounting services	44,553
Printing and postage	23,599
Registration fees	60,789
Miscellaneous	21,944

Total expenses	$7,590,765

Net investment income	$5,297,605

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,200,012)
Foreign currency transactions	(692,606)

Net realized loss	$(2,892,618)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $484,415)	$140,181,982
Foreign currency	(54,645)

Net change in unrealized appreciation (depreciation)	$140,127,337

Net realized and unrealized gain	$137,234,719

Net increase in net assets from operations	$142,532,324

See notes to financial statements

25

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$5,297,605	$8,598,340
Net realized loss from investment and foreign currency transactions	(2,892,618)	(43,282,913)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	140,127,337	322,613,656

Net increase in net assets from operations	$142,532,324	$287,929,083

Distributions to shareholders —
From net investment income
Class A	$(713,599)	$(624,412)
Class C	(32,419)	(11,551)
Class I	(8,254,564)	(4,282,038)

Total distributions to shareholders	$(9,000,582)	$(4,918,001)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$39,373,238	$51,867,958
Class C	4,031,499	6,034,674
Class I	337,067,032	468,912,908
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	602,017	535,855
Class C	21,890	8,492
Class I	4,741,826	2,225,488
Cost of shares redeemed
Class A	(43,011,651)	(55,161,766)
Class C	(3,177,151)	(3,379,341)
Class I	(66,558,399)	(147,551,579)
Redemption fees	13,256	48,379

Net increase in net assets from Fund share transactions	$273,103,557	$323,541,068

Net increase in net assets	$406,635,299	$606,552,150

Net Assets

At beginning of period	$968,589,359	$362,037,209

At end of period	$1,375,224,658	$968,589,359

Accumulated undistributed net investment income included in net assets

At end of period	$3,939,966	$7,642,943

See notes to financial statements

26

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010								Period Ended
	(Unaudited)		2009		2008		2007		October 31, 2006(1)

Net asset value — Beginning of period	$12.440		$8.290		$17.500		$11.150		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.039		$0.121		$0.190		$0.110		$0.010
Net realized and unrealized gain (loss)	1.580		4.120		(9.216)		6.215		1.140

Total income (loss) from operations	$1.619		$4.241		$(9.026)		$6.325		$1.150

Less Distributions

From net investment income	$(0.089)		$(0.092)		$(0.087)		$—		$—
From net realized gain	—		—		(0.098)		—		—

Total distributions	$(0.089)		$(0.092)		$(0.185)		$—		$—

Redemption fees(2)	$0.000	(3)	$0.001		$0.001		$0.025		$0.000	(3)

Net asset value — End of period	$13.970		$12.440		$8.290		$17.500		$11.150

Total Return(4)	13.06	%(5)	51.81%		(52.10)%		56.95%		11.50	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$114,629		$104,727		$74,062		$81,611		$1,451
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.55	%(8)	1.57	%(7)	1.50	%(7)	1.50	%(7)	1.50	%(7)(8)
Net investment income	0.59	%(8)	1.26%		1.33%		0.77%		0.32	%(8)
Portfolio Turnover	3	%(5)	11%		5%		6%		6	%(5)

(1)	For the period from the start of business, June 30, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

(8)	Annualized.

See notes to financial statements

27

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010								Period Ended
	(Unaudited)		2009		2008		2007		October 31, 2006(1)

Net asset value — Beginning of period	$12.280		$8.160		$17.320		$11.120		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.007)		$0.042		$0.092		$0.010		$(0.010)
Net realized and unrealized gain (loss)	1.561		4.087		(9.117)		6.190		1.130

Total income (loss) from operations	$1.554		$4.129		$(9.025)		$6.200		$1.120

Less Distributions

From net investment income	$(0.024)		$(0.010)		$(0.038)		$—		$—
From net realized gain	—		—		(0.098)		—		—

Total distributions	$(0.024)		$(0.010)		$(0.136)		$—		$—

Redemption fees(2)	$0.000	(3)	$0.001		$0.001		$—		$—

Net asset value — End of period	$13.810		$12.280		$8.160		$17.320		$11.120

Total Return(4)	12.67	%(5)	50.69%		(52.50)%		55.76%		11.20	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,904		$16,918		$9,828		$10,218		$132
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.29	%(8)	2.32	%(7)	2.25	%(7)	2.25	%(7)	2.25	%(7)(8)
Net investment income (loss)	(0.11	)%(8)	0.44%		0.65%		0.06%		(0.30	)%(8)
Portfolio Turnover	3	%(5)	11%		5%		6%		6	%(5)

(1)	For the period from the start of business, June 30, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

(8)	Annualized.

See notes to financial statements

28

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended October 31,
	April 30, 2010								Period Ended
	(Unaudited)		2009		2008		2007		October 31, 2006(1)

Net asset value — Beginning of period	$12.460		$8.320		$17.540		$11.150		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.066		$0.156		$0.231		$0.160		$0.030
Net realized and unrealized gain (loss)	1.580		4.109		(9.251)		6.232		1.120

Total income (loss) from operations	$1.646		$4.265		$(9.020)		$6.392		$1.150

Less Distributions

From net investment income	$(0.116)		$(0.126)		$(0.103)		$(0.002)		$—
From net realized gain	—		—		(0.098)		—		—

Total distributions	$(0.116)		$(0.126)		$(0.201)		$(0.002)		$—

Redemption fees(2)	$0.000	(3)	$0.001		$0.001		$0.000	(3)	$—

Net asset value — End of period	$13.990		$12.460		$8.320		$17.540		$11.150

Total Return(4)	13.27	%(5)	52.15%		(51.99)%		57.34%		11.50	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,240,691		$846,944		$278,147		$273,719		$15,405
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.30	%(8)	1.33	%(7)	1.25	%(7)	1.25	%(7)	1.25	%(7)(8)
Net investment income	0.99	%(8)	1.56%		1.62%		1.12%		0.88	%(8)
Portfolio Turnover	3	%(5)	11%		5%		6%		6	%(5)

(1)	For the period from the start of business, June 30, 2006, to October 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

(8)	Annualized.

See notes to financial statements

29

Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding

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Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

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taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $41,752,868 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($5,017,454) and October 31, 2017 ($36,735,414).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be

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Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

K  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund’s investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund’s repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% from $500 million up to $1 billion, 0.775% from $1 billion up to $2.5 billion and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended April 30, 2010, the investment adviser fee amounted to $4,640,618 or 0.82% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the administration fee amounted to $850,215.

EVM and Parametric have agreed to waive their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.60%, 2.35% and 1.35% of the average daily net assets of Class A, Class C and Class I, respectively, through February 28, 2011. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and Parametric waived no fees and reimbursed no expenses for the six months ended April 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $5,160 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,796 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

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Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $138,275 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $67,447 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $1,295,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $22,482 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $56,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $293,542,571 and $32,400,631, respectively, for the six months ended April 30, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	2,956,912	5,726,915
Issued to shareholders electing to receive payments of distributions in Fund shares	45,885	67,744
Redemptions	(3,219,745)	(6,304,186)

Net decrease	(216,948)	(509,527)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	305,476	569,119
Issued to shareholders electing to receive payments of distributions in Fund shares	1,682	1,081
Redemptions	(244,006)	(396,257)

Net increase	63,152	173,943

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Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	25,325,233	51,045,504
Issued to shareholders electing to receive payments of distributions in Fund shares	361,145	281,707
Redemptions	(4,974,555)	(16,779,246)

Net increase	20,711,823	34,547,965

For the six months ended April 30, 2010 and year ended October 31, 2009, the Fund received $13,256 and $48,379, respectively, in redemption fees.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,158,967,452

Gross unrealized appreciation	$253,638,342
Gross unrealized depreciation	(59,949,202)

Net unrealized appreciation	$193,689,140

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

10   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

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Eaton Vance Structured Emerging Markets Fund as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$53,756,564	$445,914,277		$0	$499,670,841
Emerging Europe	26,290,343	232,870,820		0	259,161,163
Latin America	262,674,331	27,883		0	262,702,214
Middle East/Africa	73,262,545	244,827,857		—	318,090,402

Total Common Stocks	$415,983,783	$923,640,837	*	$0	$1,339,624,620

Convertible Bonds	$—	$27,165		$—	$27,165
Equity-Linked Securities	—	10,384,038		—	10,384,038
Investment Funds	—	2,529,092		—	2,529,092
Rights	4,454	75,346		—	79,800
Warrants	11,877	0		—	11,877

Total Investments	$416,000,114	$936,656,478		$0	$1,352,656,592

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of October 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfer to (from) Level 3	0

Balance as of April 30, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$0

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at April 30, 2010 and October 31, 2009 were valued at $0.

12   Proposed Plan of Reorganization

In April 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Emerging Markets Fund in exchange for Class A shares of the Fund. The proposed reorganization is subject to approval by the shareholders of the Eaton Vance Emerging Markets Fund.

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Eaton Vance Structured Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

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Eaton Vance Structured Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Structured Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

37

Eaton Vance Structured Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s expense ratio for the one-year ended September 30, 2009 as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, and the Fund.

38

Eaton Vance Structured Emerging Markets Fund

OFFICERS AND TRUSTEES

Officers Thomas E. Faust Jr. President and Trustee	Trustees Ralph F. Verni Chairman
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal
Officer
Paul M. O’Neil
Chief Compliance Officer	Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

39

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Investment Adviser and Administrator of
Eaton Vance Structured Emerging Markets Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Structured Emerging Markets Fund
Parametric Portfolio Associates LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Structured Emerging Markets Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2774-6/10	SEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

Date:	June 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	June 16, 2010

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

Date:	June 16, 2010